UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2012
Date of reporting period:	January 31, 2012

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

	COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)		Principal

	Semiconductors - 0.00%					BONDS (continued)	Amount (000's)	Value	(000	's)
	Tower Semiconductor Ltd - Warrants (a),(b)	345,803		$3		Automobile Floor Plan Asset Backed Securities - 1.89%
						Ally Master Owner Trust
	TOTAL COMMON STOCKS			$3		0.92%, 05/15/2016(e)	$9,400		$9,375
	PREFERRED STOCKS - 0.03%	Shares Held	Value	(000	's)	1.09%, 09/15/2016(e)	3,500		3,463
						Ford Credit Floorplan Master Owner Trust
Banks	- 0.03%					0.89%, 09/15/2015(e)	4,500		4,493
	Ally Financial Inc 8.50%	30,000		627		0.99%, 09/15/2015(e)	2,350		2,358
						1.84%, 09/15/2014(e)	13,930		14,033
	TOTAL PREFERRED STOCKS			$627		1.94%, 12/15/2014(d),(e)	950		959
		Principal				Nissan Master Owner Trust Receivables
BONDS	- 56.86%	Amount (000's)	Value	(000	's)	1.44%, 01/15/2015(d),(e)	4,000		4,027
	Advertising - 0.23%								$38,708
	Interpublic Group of Cos Inc					Automobile Manufacturers - 0.21%
	6.25%, 11/15/2014	$585		$632		Chrysler Group LLC/CG Co-Issuer Inc
	10.00%, 07/15/2017	3,105		3,551		8.00%, 06/15/2019(d)	1,665		1,598
	Lamar Media Corp					Daimler Finance North America LLC
	5.88%, 02/01/2022(c),(d)	480		481		2.95%, 01/11/2017(d)	2,110		2,148
				$4,664		Ford Motor Co
	Aerospace & Defense - 0.10%					7.45%, 07/16/2031	105		130
	Lockheed Martin Corp					Hyundai Motor Manufacturing Czech
	4.85%, 09/15/2041	460		482		4.50%, 04/15/2015	105		106
	Raytheon Co					Jaguar Land Rover PLC
						7.75%, 05/15/2018(d)	105		104
	4.70%, 12/15/2041	1,090		1,159
	Spirit Aerosystems Inc					Kia Motors Corp
	6.75%, 12/15/2020	390		424		3.63%, 06/14/2016	200		199
				$2,065					$4,285

	Agriculture - 0.49%					Automobile Parts & Equipment - 0.08%
	Altria Group Inc					Cooper Tire & Rubber Co
	4.75%, 05/05/2021	2,630		2,909		8.00%, 12/15/2019	335		348
	9.95%, 11/10/2038	1,440		2,228		Goodyear Tire & Rubber Co/The
	Archer-Daniels-Midland Co					10.50%, 05/15/2016	1,133		1,241
	5.77%, 03/01/2041(e)	2,110		2,691					$1,589
	MHP SA					Banks - 7.02%
	10.25%, 04/29/2015	185		173		Abbey National Treasury Services
	Philip Morris International Inc					PLC/London
	2.50%, 05/16/2016	1,025		1,067		4.00%, 04/27/2016	1,345		1,305
	Southern States Cooperative Inc					ADCB Finance Cayman Ltd
	11.25%, 05/15/2015(d)	815		865
						4.75%, 10/08/2014	115		120
				$9,933		Akbank TAS
	Airlines - 0.06%					5.13%, 07/22/2015	150		147
						6.50%, 03/09/2018(d)	150		149
	UAL 2009-1 Pass Through Trust
	10.40%, 11/01/2016	418		474		Alfa Bank OJSC Via Alfa Bond Issuance
	US Airways 2001-1G Pass Through Trust					PLC
	7.08%, 03/20/2021(f)	728		699		7.75%, 04/28/2021(d)	265		250
				$1,173		7.88%, 09/25/2017	100		101
						Ally Financial Inc
	Automobile Asset Backed Securities - 1.61%					4.50%, 02/11/2014	200		200
	Ally Auto Receivables Trust					8.30%, 02/12/2015	2,125		2,344
	1.11%, 01/15/2015(e)	7,950		7,991		Associated Banc-Corp
	AmeriCredit Automobile Receivables Trust					5.13%, 03/28/2016	4,180		4,450
	0.84%, 11/10/2014	475		475		BAC Capital Trust VI
	0.90%, 09/08/2014	292		292		5.63%, 03/08/2035	90		75
	2.86%, 01/09/2017	1,590		1,602		BAC Capital Trust XIII
	Hyundai Auto Lease Securitization Trust					0.95%, 12/31/2049(e)	3,640		2,331
	2011-A					Banco Bradesco SA/Cayman Islands
	1.02%, 08/15/2014(d)	500		501		4.10%, 03/23/2015	200		204
	Mercedes-Benz Auto Lease Trust					4.50%, 01/12/2017(d)	200		204
	0.90%, 01/15/2014(d)	1,900		1,902		Banco de Bogota SA
	Santander Drive Auto Receivables Trust					5.00%, 01/15/2017(d)	200		203
	0.96%, 02/18/2014	2,928		2,927		Banco de Credito del Peru/Panama
	1.04%, 04/15/2014	6,000		5,999		5.38%, 09/16/2020(d)	325		321
	1.25%, 04/15/2015	2,500		2,502		Banco do Brasil SA/Cayman
	1.48%, 05/15/2017(d)	7,076		7,043		4.50%, 01/22/2015	215		222
	Wheels SPV LLC					5.38%, 01/15/2021	100		101
	1.84%, 03/15/2018(d),(e)	1,814		1,820		BanColombia SA
				$33,054		5.95%, 06/03/2021	635		643
						Bank of America Corp
						3.75%, 07/12/2016	9,235		9,093
						5.70%, 01/24/2022	1,280		1,326

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)					Banks (continued)
Bank of America Corp (continued)					Morgan Stanley
6.50%, 08/01/2016	$3,300		$3,519		5.30%, 03/01/2013	$840		$866
8.00%, 12/29/2049(e)	260		257		5.95%, 12/28/2017	2,095		2,152
Bank of America NA					6.25%, 08/28/2017	1,215		1,264
6.00%, 10/15/2036	2,000		1,882		6.63%, 04/01/2018	2,165		2,281
Bank of Nova Scotia					PNC Financial Services Group Inc
2.55%, 01/12/2017	1,870		1,906		6.75%, 08/01/2049(e)	4,870		5,039
BBVA Bancomer SA/Texas					PNC Funding Corp
4.50%, 03/10/2016	200		201		2.70%, 09/19/2016	85		88
BNP Paribas / BNP Paribas US Medium-Term					PNC Preferred Funding Trust III
Note Program LLC					8.70%, 02/28/2049(d),(e)	3,400		3,516
1.54%, 06/11/2012(e)	3,375		3,369		RBS Capital Trust I
BPCE SA					0.00%, 12/29/2049(a)	175		107
2.38%, 10/04/2013(d)	5,520		5,403		RBS Capital Trust III
CBQ Finance Ltd					0.00%, 09/29/2049(a)	2,096		1,279
5.00%, 11/18/2014	150		158		Regions Bank/Birmingham AL
7.50%, 11/18/2019	170		197		7.50%, 05/15/2018	335		349
CIT Group Inc					Royal Bank of Scotland Group PLC
5.25%, 04/01/2014(d)	300		305		5.05%, 01/08/2015	1,215		1,141
7.00%, 05/02/2017(d)	4,739		4,751		Royal Bank of Scotland PLC/The
Citigroup Inc					3.40%, 08/23/2013	2,930		2,979
4.45%, 01/10/2017	2,620		2,732		Santander US Debt SAU
5.13%, 05/05/2014	775		814		2.99%, 10/07/2013(d)	3,200		3,104
5.38%, 08/09/2020	695		736		Sberbank of Russia Via SB Capital SA
5.50%, 10/15/2014	845		909		5.72%, 06/16/2021	240		237
5.88%, 05/29/2037	850		897		Shinhan Bank
5.88%, 01/30/2042	985		1,020		4.38%, 07/27/2017(d)	325		326
6.13%, 05/15/2018	3,505		3,851		State Bank of India/London
6.38%, 08/12/2014	2,120		2,295		4.50%, 10/23/2014	200		201
City National Corp/CA					Toronto-Dominion Bank/The
5.25%, 09/15/2020	3,100		3,110		2.38%, 10/19/2016	25		26
Cooperatieve Centrale Raiffeisen-					2.50%, 07/14/2016	1,160		1,206
Boerenleenbank BA/Netherlands					US Bank NA/Cincinnati OH
11.00%, 12/29/2049(d),(e)	1,560		1,931		3.78%, 04/29/2020(e)	8,725		9,037
Cooperatieve Centrale Raiffeisen-					VTB Bank OJSC Via VTB Capital SA
Boerenleenbank BA/Utrect					6.25%, 06/30/2035	100		102
3.38%, 01/19/2017	2,410		2,480		6.88%, 05/29/2018	110		113
Goldman Sachs Group Inc/The					Wells Fargo & Co
0.61%, 02/06/2012(e)	2,000		2,000		2.63%, 12/15/2016	5,515		5,630
5.25%, 07/27/2021	4,640		4,635		3.68%, 06/15/2016(e)	1,750		1,864
5.75%, 01/24/2022	4,855		5,032		4.60%, 04/01/2021	1,890		2,076
6.25%, 02/01/2041	1,305		1,333		Wells Fargo Bank NA
6.45%, 05/01/2036	960		930		0.67%, 05/16/2016(e)	4,615		4,183
6.75%, 10/01/2037	170		168		Woori Bank Co Ltd
GTB Finance B.V.					4.75%, 01/20/2016	215		222
7.50%, 05/19/2016(d)	200		207					$143,807
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/2017	320		311		Beverages - 1.22%
HBOS Capital Funding No2 LP					Anheuser-Busch InBev Worldwide Inc
					0.93%, 07/14/2014(e)	670		669
6.07%, 06/29/2049(d),(e)	960		691
ICICI Bank Ltd/Bahrain					5.38%, 01/15/2020	1,431		1,695
5.50%, 03/25/2015	200		205		Coca-Cola Co/The
6.63%, 10/03/2012	340		348		3.30%, 09/01/2021	1,000		1,081
JP Morgan Chase & Co					Coca-Cola Femsa SAB de CV
4.25%, 10/15/2020	1,015		1,033		4.63%, 02/15/2020	200		220
4.50%, 01/24/2022	4,325		4,457		Corp Lindley SA
					6.75%, 11/23/2021(d)	541		573
5.40%, 01/06/2042	2,595		2,669
Kazkommertsbank JSC					Dr Pepper Snapple Group Inc
8.50%, 04/16/2013	95		93		2.90%, 01/15/2016	2,540		2,660
8.50%, 05/11/2018(d)	270		208		Pernod-Ricard SA
					2.95%, 01/15/2017(d)	3,675		3,741
KeyBank NA/Cleveland OH					4.45%, 01/15/2022(d)	1,645		1,718
5.45%, 03/03/2016	1,010		1,113		5.50%, 01/15/2042(d)	2,290		2,408
Korea Development Bank/The					5.75%, 04/07/2021(d)	555		629
3.88%, 05/04/2017	260		263
Korea Finance Corp					SABMiller Holdings Inc
					2.45%, 01/15/2017(d)	4,260		4,352
4.63%, 11/16/2021	225		224		3.75%, 01/15/2022(d)	3,240		3,373
LBG Capital No.1 PLC					4.95%, 01/15/2042(d)	1,695		1,802
8.00%, 12/29/2049(d),(e)	2,515		1,987
								$24,921

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Biotechnology - 0.61%					Coal (continued)
	Amgen Inc					Consol Energy Inc
	3.88%, 11/15/2021	$775		$807		8.00%, 04/01/2017	$1,905		$2,057
	5.15%, 11/15/2041	760		807		Peabody Energy Corp
	5.75%, 03/15/2040	525		592		6.25%, 11/15/2021(d)	735		757
	Genzyme Corp								$6,929
	5.00%, 06/15/2020	810		952
	Gilead Sciences Inc					Commercial Services - 0.35%
	3.05%, 12/01/2016	840		880		Aramark Corp
	4.40%, 12/01/2021	3,230		3,497		8.50%, 02/01/2015	805		825
	5.65%, 12/01/2041	2,030		2,314		B-Corp Merger Sub Inc
						8.25%, 06/01/2019(d)	450		450
	Life Technologies Corp
	6.00%, 03/01/2020	2,340		2,642		DP World Ltd
				$12,491		6.85%, 07/02/2037	280		263
						Emergency Medical Services Corp
	Building Materials - 0.19%					8.13%, 06/01/2019	960		979
	Cemex SAB de CV					ERAC USA Finance LLC
	9.00%, 01/11/2018(d)	410		357		7.00%, 10/15/2037(d)	1,665		1,991
	Cimento Tupi SA					Hertz Corp/The
	9.75%, 05/11/2018(d)	351		354		8.88%, 01/01/2014	93		94
	CRH America Inc					RSC Equipment Rental Inc/RSC Holdings III
	4.13%, 01/15/2016	1,630		1,646		LLC
	8.13%, 07/15/2018	1,065		1,246		8.25%, 02/01/2021	750		774
	Urbi Desarrollos Urbanos SAB de CV					10.00%, 07/15/2017(d)	1,595		1,850
	9.75%, 02/03/2022(c),(d)	220		220					$7,226

				$3,823		Computers - 0.96%
	Chemicals - 1.08%					Affiliated Computer Services Inc
	Braskem Finance Ltd					5.20%, 06/01/2015	3,125		3,360
	5.75%, 04/15/2021(d)	250		249		Hewlett-Packard Co
	7.00%, 05/07/2020(d)	200		217		3.00%, 09/15/2016	4,825		4,970
	CF Industries Inc					3.30%, 12/09/2016	2,035		2,127
	7.13%, 05/01/2020	4,380		5,245		4.65%, 12/09/2021	1,100		1,183
	Dow Chemical Co/The					6.00%, 09/15/2041	1,535		1,763
	2.50%, 02/15/2016	1,575		1,608		iGate Corp
	4.25%, 11/15/2020	190		203		9.00%, 05/01/2016	745		792
	7.38%, 11/01/2029	895		1,186		Seagate HDD Cayman
	Ecolab Inc					6.88%, 05/01/2020	3,595		3,847
	3.00%, 12/08/2016	3,580		3,785		7.00%, 11/01/2021(d)	565		604
	4.35%, 12/08/2021	2,485		2,739		Spansion LLC
	5.50%, 12/08/2041	285		328		7.88%, 11/15/2017	1,040		1,019
	Ineos Finance PLC								$19,665
	9.00%, 05/15/2015(d)	270		279
	Lyondell Chemical Co					Consumer Products - 0.17%
	11.00%, 05/01/2018	1,645		1,801		Reynolds Group Issuer Inc / Reynolds Group
	LyondellBasell Industries NV					Issuer LLC / Reynolds Group Issuer
	6.00%, 11/15/2021(d)	400		435		(Luxembourg) S.A.
						7.13%, 04/15/2019(d)	1,550		1,628
	Mosaic Co/The					7.88%, 08/15/2019(d)	760		819
	4.88%, 11/15/2041	1,300		1,351		9.88%, 08/15/2019(d)	925		941
	Nova Chemicals Corp
	8.63%, 11/01/2019	537		610					$3,388
	Potash Corp of Saskatchewan Inc					Credit Card Asset Backed Securities - 0.92%
	5.88%, 12/01/2036	635		803		Citibank Omni Master Trust
	SABIC Capital I BV					2.39%, 05/16/2016(d),(e)	15,700		15,783
	3.00%, 11/02/2015	230		232		GE Capital Credit Card Master Note Trust
	Taminco Global Chemical Corp					0.47%, 03/15/2015(e)	3,160		3,158
	9.75%, 03/31/2020(c),(d)	1,115		1,137
									$18,941
				$22,208
						Diversified Financial Services - 2.98%
Coal	- 0.34%					ABB Treasury Center USA Inc
	Alpha Natural Resources Inc					2.50%, 06/15/2016(d)	3,235		3,220
	6.00%, 06/01/2019	100		99		Aircastle Ltd
	6.25%, 06/01/2021	705		698		9.75%, 08/01/2018	915		1,006
	Arch Coal Inc					9.75%, 08/01/2018(d)	65		71
	7.00%, 06/15/2019(d)	345		346		American Express Credit Corp
	7.25%, 06/15/2021(d)	495		498		2.80%, 09/19/2016	8,585		8,779
	8.75%, 08/01/2016	1,080		1,177		Countrywide Financial Corp
	Berau Capital Resources Pte Ltd					6.25%, 05/15/2016	1,595		1,605
	12.50%, 07/08/2015(d)	355		401		Credit Acceptance Corp
	Bumi Investment Pte Ltd					9.13%, 02/01/2017	505		532
	10.75%, 10/06/2017(d)	845		896		9.13%, 02/01/2017(d)	700		735

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Diversified Financial Services (continued)					Electric (continued)
Ford Motor Credit Co LLC					Dominion Resources Inc/VA
3.88%, 01/15/2015	$7,060		$7,140		1.95%, 08/15/2016	$970		$986
5.00%, 05/15/2018	1,025		1,061		2.25%, 09/01/2015	1,120		1,151
5.88%, 08/02/2021	1,850		2,023		DTE Energy Co
7.00%, 04/15/2015	2,135		2,348		6.38%, 04/15/2033	3,390		4,147
General Electric Capital Corp					Duke Energy Carolinas LLC
5.88%, 01/14/2038	900		985		1.75%, 12/15/2016	1,430		1,454
6.15%, 08/07/2037	275		312		4.25%, 12/15/2041	245		258
6.38%, 11/15/2067(e)	4,395		4,373		Duke Energy Corp
Goldman Sachs Capital I					3.55%, 09/15/2021	2,330		2,426
6.35%, 02/15/2034	1,000		931		E.CL SA
GT 2005 BONDS BV					5.63%, 01/15/2021	100		109
6.00%, 07/21/2014(e)	243		223		Edison International
GTP Acquisition Partners I LLC					3.75%, 09/15/2017	1,420		1,500
4.35%, 06/15/2041(d)	760		765		Edison Mission Energy
HSBC Finance Capital Trust IX					7.00%, 05/15/2017	790		458
5.91%, 11/30/2035	650		562		Elwood Energy LLC
Hyundai Capital Services Inc					8.16%, 07/05/2026	1,057		1,047
4.38%, 07/27/2016	200		205		Energy Future Holdings Corp
Icahn Enterprises LP / Icahn Enterprises					9.75%, 10/15/2019	701		722
Finance Corp					10.00%, 01/15/2020(e)	80		86
8.00%, 01/15/2018	1,165		1,209		Energy Future Intermediate Holding Co LLC
ILFC E-Capital Trust II					9.75%, 10/15/2019	603		621
6.25%, 12/21/2065(d),(e)	800		576		FirstEnergy Corp
International Lease Finance Corp					7.38%, 11/15/2031	1,770		2,278
5.40%, 02/15/2012	200		200		Florida Power & Light Co
5.65%, 06/01/2014	1,125		1,118		4.13%, 02/01/2042	2,700		2,811
6.25%, 05/15/2019	740		725		5.25%, 02/01/2041	680		830
8.62%, 09/15/2015(e)	970		1,046		5.65%, 02/01/2037	520		654
John Deere Capital Corp					GenOn REMA LLC
3.15%, 10/15/2021	900		945		9.24%, 07/02/2017	1,878		1,854
JP Morgan Chase Capital XX					Indiantown Cogeneration LP
6.55%, 09/29/2036	1,000		1,006		9.77%, 12/15/2020	438		456
Merrill Lynch & Co Inc					Jersey Central Power & Light Co
0.76%, 06/05/2012(e)	2,300		2,291		5.63%, 05/01/2016	950		1,077
5.00%, 01/15/2015	970		997		Kentucky Utilities Co
6.40%, 08/28/2017	975		1,031		5.13%, 11/01/2040	430		511
National Rural Utilities Cooperative Finance					Korea Electric Power Corp
Corp					3.00%, 10/05/2015	550		550
1.90%, 11/01/2015	2,600		2,647		Korea Hydro & Nuclear Power Co Ltd
QNB Finance Ltd					6.25%, 06/17/2014	390		420
3.13%, 11/16/2015	310		311		Mirant Mid Atlantic Pass Through Trust C
Scottrade Financial Services Inc					10.06%, 12/30/2028	2,762		2,875
6.13%, 07/11/2021(d)	3,605		3,636		Nevada Power Co
Springleaf Finance Corp					5.38%, 09/15/2040	930		1,109
6.90%, 12/15/2017	1,470		1,139		NRG Energy Inc
SquareTwo Financial Corp					7.38%, 01/15/2017	330		341
11.63%, 04/01/2017	1,110		1,088		8.25%, 09/01/2020	350		345
Toyota Motor Credit Corp					Oncor Electric Delivery Co LLC
2.05%, 01/12/2017	4,000		4,064		5.00%, 09/30/2017	880		1,007
Waha Aerospace BV					5.25%, 09/30/2040	950		1,088
3.93%, 07/28/2020	212		216		PacifiCorp
			$61,121		3.85%, 06/15/2021	2,950		3,228
					4.10%, 02/01/2042	735		740
Electric - 3.16%					Perusahaan Listrik Negara PT
Abu Dhabi National Energy Co					5.50%, 11/22/2021(d)	200		209
5.88%, 10/27/2016	300		328		PPL Electric Utilities Corp
6.50%, 10/27/2036	785		784		3.00%, 09/15/2021	465		479
6.60%, 08/01/2013	265		281		5.20%, 07/15/2041	660		789
Baltimore Gas & Electric Co					PPL WEM Holdings PLC
5.90%, 10/01/2016	1,230		1,439		3.90%, 05/01/2016(d)	2,220		2,325
Centrais Eletricas Brasileiras SA					Progress Energy Inc
5.75%, 10/27/2021(d)	400		421
					4.40%, 01/15/2021	800		887
CMS Energy Corp					Public Service Co of Colorado
2.75%, 05/15/2014	3,715		3,697		4.75%, 08/15/2041	1,400		1,618
Comision Federal de Electricidad					Puget Energy Inc
4.88%, 05/26/2021	200		205		6.00%, 09/01/2021	1,800		1,885
Commonwealth Edison Co					San Diego Gas & Electric Co
5.80%, 03/15/2018	1,115		1,322		3.00%, 08/15/2021	2,150		2,249

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

	Electric (continued)						Food (continued)
	San Diego Gas & Electric Co (continued)						JBS Finance II Ltd
	5.35%, 05/15/2040	$2,210		$2,774			8.25%, 01/29/2018(d)	$100		$97
	Southern California Edison Co						JM Smucker Co/The
	3.88%, 06/01/2021	2,720		3,040			3.50%, 10/15/2021	3,295		3,426
	3.90%, 12/01/2041	390		391			Kraft Foods Inc
	Star Energy Geothermal Wayang Windu Ltd						5.38%, 02/10/2020	1,925		2,248
	11.50%, 02/12/2015	100		110			6.50%, 11/01/2031	2,135		2,686
	Virginia Electric and Power Co						6.50%, 02/09/2040	930		1,193
	2.95%, 01/15/2022	2,395		2,440			Pinnacle Foods Finance LLC / Pinnacle Foods
				$64,812			Finance Corp
							8.25%, 09/01/2017	500		535
	Electronics - 0.14%						10.63%, 04/01/2017	20		21
	Thermo Fisher Scientific Inc						Post Holdings Inc
	2.25%, 08/15/2016	485		504			7.38%, 02/15/2022(c),(d)	245		254
	3.20%, 03/01/2016	1,700		1,823			Safeway Inc
	Viasystems Inc						3.40%, 12/01/2016	2,215		2,296
	12.00%, 01/15/2015(d)	510		546
							4.75%, 12/01/2021	1,275		1,331
				$2,873			Sigma Alimentos SA de CV
	Engineering & Construction - 0.01%						5.63%, 04/14/2018(d)	150		153
	Odebrecht Finance Ltd									$19,233
	7.00%, 04/21/2020	120		130			Forest Products & Paper - 0.20%
							Celulosa Arauco y Constitucion SA
	Entertainment - 0.63%						5.63%, 04/20/2015	275		299
	CCM Merger Inc						Exopack Holding Corp
	8.00%, 08/01/2013(d)	2,835		2,750			10.00%, 06/01/2018	1,470		1,544
	Choctaw Resort Development Enterprise						Fibria Overseas Finance Ltd
	7.25%, 11/15/2019(d)	815		593			7.50%, 05/04/2020	100		103
	Lions Gate Entertainment Inc						Inversiones CMPC SA
	10.25%, 11/01/2016(d)	1,145		1,196			6.13%, 11/05/2019	300		337
	Peninsula Gaming LLC / Peninsula Gaming						Longview Fibre Paper & Packaging Inc
	Corp						8.00%, 06/01/2016(d)	540		565
	8.38%, 08/15/2015	2,185		2,322			MeadWestvaco Corp
	10.75%, 08/15/2017	1,060		1,142			7.38%, 09/01/2019	218		256
	Pinnacle Entertainment Inc						PE Paper Escrow GmbH
	7.50%, 06/15/2015	250		255			12.00%, 08/01/2014(d)	415		450
	Regal Cinemas Corp						Sappi Papier Holding GmbH
	8.63%, 07/15/2019	490		538			7.50%, 06/15/2032(d)	560		442
	Regal Entertainment Group									$3,996
	9.13%, 08/15/2018	1,000		1,095
	WMG Acquisition Corp					Gas	- 0.08%
	9.50%, 06/15/2016(d)	355		386			Atmos Energy Corp
	9.50%, 06/15/2016	1,070		1,164			5.50%, 06/15/2041	1,125		1,347
	11.50%, 10/01/2018(d)	1,020		1,040			Korea Gas Corp
	WMG Holdings Corp						4.25%, 11/02/2020	100		99
	13.75%, 10/01/2019 (d)	510		490			Nakilat Inc
							6.07%, 12/31/2033	200		216
				$12,971						$1,662

	Environmental Control - 0.14%						Healthcare - Products - 0.39%
	Casella Waste Systems Inc						Angiotech Pharmaceuticals Inc
	11.00%, 07/15/2014	34		37			5.00%, 12/01/2013(e)	2,915		2,536
	Clean Harbors Inc
	7.63%, 08/15/2016	345		366			Becton Dickinson and Co
							3.13%, 11/08/2021	1,420		1,477
	EnergySolutions Inc / EnergySolutions LLC						Biomet Inc
	10.75%, 08/15/2018	595		571			10.38%, 10/15/2017	685		743
	Republic Services Inc						10.00%, 10/15/2017	550		594
	3.80%, 05/15/2018	1,215		1,298
	5.70%, 05/15/2041	495		577			Stryker Corp
							2.00%, 09/30/2016	2,525		2,598
				$2,849						$7,948

Food	- 0.94%						Healthcare - Services - 0.95%
	Del Monte Corp						AMERIGROUP Corp
	7.63%, 02/15/2019	1,560		1,535
	Delhaize Group SA						7.50%, 11/15/2019	720		769
							Centene Corp
	5.70%, 10/01/2040	580		567			5.75%, 06/01/2017	1,375		1,402
	General Mills Inc
	3.15%, 12/15/2021	2,300		2,341			Cigna Corp
	Grupo Bimbo SAB de CV						4.00%, 02/15/2022	845		869
	4.50%, 01/25/2022 (d)	435		444			5.38%, 02/15/2042	870		924
							Fresenius Medical Care US Finance II Inc
	4.88%, 06/30/2020	100		106			5.88%, 01/31/2022(d)	485		496

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Healthcare - Services (continued)					Insurance (continued)
Fresenius Medical Care US Finance Inc					Hanover Insurance Group Inc/The
6.50%, 09/15/2018(d)	$330		$354		6.38%, 06/15/2021	$1,905		$2,077
HCA Inc					Liberty Mutual Group Inc
6.50%, 02/15/2020	1,400		1,484		5.00%, 06/01/2021(d)	1,310		1,300
6.75%, 07/15/2013	200		210		7.00%, 03/15/2037(d),(e)	1,260		1,103
7.25%, 09/15/2020	765		823		10.75%, 06/15/2058(d),(e)	100		128
8.50%, 04/15/2019	2,390		2,653		Lincoln National Corp
Health Management Associates Inc					5.65%, 08/27/2012	865		885
7.38%, 01/15/2020(d)	390		402		6.15%, 04/07/2036	1,300		1,366
Highmark Inc					7.00%, 05/17/2066(e)	945		893
4.75%, 05/15/2021(d)	2,030		2,102		Marsh & McLennan Cos Inc
Multiplan Inc					4.80%, 07/15/2021	810		907
9.88%, 09/01/2018(d)	2,220		2,420		MetLife Capital Trust IV
Radnet Management Inc					7.88%, 12/15/2037(d)	3,200		3,416
10.38%, 04/01/2018	450		415		Willis Group Holdings PLC
Roche Holdings Inc					5.75%, 03/15/2021	870		944
7.00%, 03/01/2039(d)	1,520		2,179		XL Group PLC
WellPoint Inc					6.50%, 12/31/2049(e)	2,095		1,747
3.70%, 08/15/2021	1,935		2,051					$38,852

			$19,553		Internet - 0.17%
Holding Companies - Diversified - 0.10%					Equinix Inc
DTEK Finance BV					7.00%, 07/15/2021	835		906
9.50%, 04/28/2015	100		96		Open Solutions Inc
Hutchison Whampoa International 03/13 Ltd					9.75%, 02/01/2015(d)	1,870		1,347
6.50%, 02/13/2013	775		809		Zayo Group LLC/Zayo Capital Inc
Hutchison Whampoa International 09/19 Ltd					10.25%, 03/15/2017	1,165		1,252
5.75%, 09/11/2019	760		846					$3,505
Noble Group Ltd
6.75%, 01/29/2020	270		244		Iron & Steel - 0.07%
Swire Pacific MTN Financing Ltd					ArcelorMittal
6.25%, 04/18/2018	130		148		6.75%, 03/01/2041	430		420
			$2,143		CSN Resources SA
					6.50%, 07/21/2020(d)	200		211
Home Equity Asset Backed Securities - 0.22%					Evraz Group SA
Asset Backed Securities Corp Home Equity					9.50%, 04/24/2018	125		134
0.38%, 07/25/2036(e)	48		48		Ferrexpo Finance PLC
Bear Stearns Asset Backed Securities Trust					7.88%, 04/07/2016(d)	200		180
0.47%, 05/25/2037(e)	3,200		1,380		Gerdau Holdings Inc
Countrywide Asset-Backed Certificates					7.00%, 01/20/2020	200		218
5.51%, 08/25/2036	1,195		1,142		Metinvest BV
First NLC Trust					8.75%, 02/14/2018(d)	200		174
0.58%, 09/25/2035(e)	150		149		POSCO
0.77%, 05/25/2035(e)	418		187		8.75%, 03/26/2014	120		134
JP Morgan Mortgage Acquisition Corp								$1,471
0.43%, 08/25/2036(e)	1,541		992
Morgan Stanley ABS Capital I					Leisure Products & Services - 0.07%
1.15%, 12/25/2034(e)	323		115		Harley-Davidson Financial Services Inc
					2.70%, 03/15/2017(d)	1,340		1,344
New Century Home Equity Loan Trust
0.57%, 03/25/2035(b),(e)	85		78
Saxon Asset Securities Trust					Lodging - 0.47%
1.97%, 03/25/2035(e)	289		110		Caesars Entertainment Operating Co Inc
Specialty Underwriting & Residential					11.25%, 06/01/2017	180		195
Finance					MGM Resorts International
1.04%, 02/25/2035(e)	303		244		7.50%, 06/01/2016	605		606
			$4,445		8.63%, 02/01/2019(d)	870		905
					13.00%, 11/15/2013	250		292
Insurance - 1.90%					11.38%, 03/01/2018	50		57
Aflac Inc
3.45%, 08/15/2015	4,975		5,238		10.00%, 11/01/2016	1,075		1,172
					Starwood Hotels & Resorts Worldwide Inc
Allstate Corp/The					6.75%, 05/15/2018	255		293
5.20%, 01/15/2042	1,735		1,827
American International Group Inc					7.15%, 12/01/2019	700		807
					Wyndham Worldwide Corp
4.25%, 09/15/2014	5,095		5,119		5.63%, 03/01/2021	2,800		2,957
4.88%, 09/15/2016	6,110		6,201
Berkshire Hathaway Inc					7.38%, 03/01/2020	1,950		2,268
1.90%, 01/31/2017	3,265		3,316					$9,552
2.20%, 08/15/2016	1,825		1,886		Machinery - Diversified - 0.01%
CNO Financial Group Inc					Case New Holland Inc
9.00%, 01/15/2018(d)	470		499		7.75%, 09/01/2013	200		217

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Media	- 2.52%					Mining (continued)
	Cablevision Systems Corp					ALROSA Finance SA
	8.00%, 04/15/2020	$990		$1,084		7.75%, 11/03/2020(d)	$600		$620
	CBS Corp					AngloGold Ashanti Holdings PLC
	5.75%, 04/15/2020	2,685		3,085		5.38%, 04/15/2020	535		554
	7.88%, 07/30/2030	60		78		BHP Billiton Finance USA Ltd
	Columbus International Inc					1.13%, 11/21/2014	2,200		2,220
	11.50%, 11/20/2014	160		172		1.88%, 11/21/2016	1,135		1,162
	Comcast Corp					3.25%, 11/21/2021	1,435		1,506
	4.95%, 06/15/2016	1,750		1,973		Corp Nacional del Cobre de Chile
	5.90%, 03/15/2016	1,930		2,241		3.88%, 11/03/2021(d)	1,365		1,430
	6.40%, 03/01/2040	285		363		FMG Resources August 2006 Pty Ltd
	6.50%, 01/15/2017	2,755		3,285		6.88%, 02/01/2018(d)	1,220		1,241
	6.50%, 11/15/2035	1,825		2,244		7.00%, 11/01/2015(d)	100		103
	CSC Holdings LLC					8.25%, 11/01/2019(d)	505		542
	6.75%, 11/15/2021(d)	280		301		Freeport-McMoRan Copper & Gold Inc
	8.50%, 04/15/2014	180		200		8.38%, 04/01/2017	2,085		2,200
	Cumulus Media Inc					Gold Fields Orogen Holding BVI Ltd
	7.75%, 05/01/2019(d)	1,655		1,552		4.88%, 10/07/2020(d)	225		213
	DIRECTV Holdings LLC / DIRECTV					Midwest Vanadium Pty Ltd
	Financing Co Inc					11.50%, 02/15/2018(d)	635		447
	3.55%, 03/15/2015	925		966		Rio Tinto Finance USA Ltd
	5.00%, 03/01/2021	550		605		1.88%, 11/02/2015	770		784
	5.88%, 10/01/2019	2,535		2,894		Southern Copper Corp
	6.38%, 03/01/2041	75		88		5.38%, 04/16/2020	449		493
	7.63%, 05/15/2016	1,430		1,507		6.75%, 04/16/2040	320		338
	DISH DBS Corp					Taseko Mines Ltd
	6.63%, 10/01/2014	300		322		7.75%, 04/15/2019	204		188
	6.75%, 06/01/2021	1,785		1,946		Vale Overseas Ltd
	7.75%, 05/31/2015	1,160		1,293		4.63%, 09/15/2020	145		153
	7.88%, 09/01/2019	1,757		2,025		6.88%, 11/21/2036	370		435
	Grupo Televisa SAB					Vedanta Resources PLC
	6.00%, 05/15/2018	200		227		9.50%, 07/18/2018	605		539
	6.63%, 03/18/2025	100		119		Volcan Cia Minera SAA
	Kabel BW GmbH					5.38%, 02/02/2022(c),(d),(f)	216		217
	7.50%, 03/15/2019(d)	450		480		Xstrata Finance Canada Ltd
	Nara Cable Funding Ltd					3.60%, 01/15/2017(d)	2,535		2,621
	8.88%, 12/01/2018(c),(d)	475		451		4.95%, 11/15/2021(d)	1,260		1,345
	NBCUniversal Media LLC								$20,893
	5.15%, 04/30/2020	5,520		6,323
	News America Inc					Miscellaneous Manufacturing - 0.47%
	4.50%, 02/15/2021	970		1,054		GE Capital Trust I
	6.15%, 02/15/2041	1,855		2,215		6.38%, 11/15/2067	550		548
	6.20%, 12/15/2034	1,510		1,697		Park-Ohio Industries Inc
	Nielsen Finance LLC / Nielsen Finance Co					8.13%, 04/01/2021	190		192
	11.63%, 02/01/2014	165		190		Textron Inc
	Time Warner Cable Inc					6.20%, 03/15/2015	1,835		1,969
	4.00%, 09/01/2021	2,050		2,144		Tyco Electronics Group SA
	5.50%, 09/01/2041	2,100		2,268		6.00%, 10/01/2012	1,740		1,800
	Time Warner Inc					7.13%, 10/01/2037	105		137
	4.00%, 01/15/2022	495		523		Tyco International Finance SA
	5.38%, 10/15/2041	115		127		4.13%, 10/15/2014	985		1,055
	7.63%, 04/15/2031	1,050		1,375		6.00%, 11/15/2013	1,055		1,139
	Unitymedia Hessen GmbH & Co KG /					Tyco International Ltd / Tyco International
	Unitymedia NRW GmbH					Finance SA
	8.13%, 12/01/2017(d)	960		1,037		7.00%, 12/15/2019	2,220		2,784
	Univision Communications Inc								$9,624
	7.88%, 11/01/2020(d)	70		73		Mortgage Backed Securities - 8.49%
	8.50%, 05/15/2021(d)	1,210		1,174		Adjustable Rate Mortgage Trust
	Viacom Inc					0.84%, 06/25/2035(e)	181		176
	6.88%, 04/30/2036	1,530		2,006		1.42%, 02/25/2035(e)	185		167
				$51,707		Banc of America Funding Corp
						0.56%, 07/20/2036(e)	4,107		2,538
	Metal Fabrication & Hardware - 0.00%
	WPE International Cooperatief UA					Banc of America Large Loan Inc
						5.84%, 06/24/2049(d),(e)	1,500		1,524
	10.38%, 09/30/2020	100		93
						Banc of America Merrill Lynch Commercial
						Mortgage Inc
	Mining - 1.02%					0.48%, 07/10/2042(e)	141,955		196
	Alcoa Inc					0.58%, 06/10/2049(d),(e)	1,000		770
	5.40%, 04/15/2021	1,469		1,542		4.97%, 07/10/2043	1,390		673

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Banc of America Merrill Lynch Commercial					Fannie Mae Whole Loan
Mortgage Inc (continued)					0.48%, 05/25/2035(b),(e)	$1,288		$1,281
5.67%, 01/15/2049(d),(e)	$1,335		$134		FDIC Structured Sale Guaranteed Notes
5.84%, 06/10/2049(e)	3,500		3,836		3.00%, 09/30/2019(d)	1,439		1,448
5.89%, 07/10/2044	155		174		FHLMC Multifamily Structured Pass Through
Banc of America Mortgage Securities Inc					Certificates
2.75%, 09/25/2035(e)	688		671		2.17%, 08/25/2018(e)	12,496		1,311
BCRR Trust					Freddie Mac
4.25%, 07/17/2040(d)	458		425		0.59%, 06/15/2018(e)	270		270
5.86%, 12/15/2043(d)	2,975		2,982		0.74%, 06/15/2023(e)	476		477
Bear Stearns Alt-A Trust					0.89%, 08/15/2018(e)	1,909		1,926
0.56%, 07/25/2035(e)	244		171		4.00%, 09/15/2021	1,733		1,812
Bella Vista Mortgage Trust					4.00%, 06/15/2034(e)	22,312		1,490
0.53%, 05/20/2045(b),(e)	613		315		4.50%, 10/15/2035(e)	10,251		1,502
Citigroup Commercial Mortgage Trust					5.50%, 06/15/2035	2,320		2,368
0.74%, 10/15/2049(e)	47,467		471		5.86%, 02/15/2040(e)	2,371		349
5.48%, 03/17/2051(d),(e)	2,102		2,071		6.21%, 11/15/2040(e)	9,686		1,363
5.62%, 12/10/2049(e)	943		942		6.21%, 07/15/2041(e)	1,795		352
Citigroup/Deutsche Bank Commercial					6.26%, 02/15/2040(e)	3,616		653
Mortgage Trust					6.41%, 03/15/2036(e)	12,646		2,111
5.32%, 12/11/2049	1,200		1,308		6.86%, 02/15/2018(e)	2,628		162
5.62%, 10/15/2048	3,000		3,361		GE Capital Commercial Mortgage Corp
Commercial Mortgage Pass Through					0.35%, 05/10/2014(e)	10,499		48
Certificates					Ginnie Mae
5.53%, 07/10/2037(e)	850		728		3.50%, 01/20/2037	1,546		1,548
5.54%, 12/11/2049(d),(e)	1,200		1,166		4.00%, 10/16/2026(e)	6,799		816
5.94%, 06/10/2046(e)	4,646		5,241		5.00%, 10/16/2022(e)	8,221		709
5.95%, 06/09/2028(d)	500		508		6.23%, 01/16/2038(e)	1,201		189
Countrywide Asset-Backed Certificates					6.31%, 12/16/2036(e)	7,094		1,228
0.55%, 01/25/2036(e)	2,216		1,555		6.40%, 11/16/2041(e)	9,054		1,873
0.56%, 11/25/2035(e)	173		162		6.42%, 07/20/2035(e)	12,759		2,405
Countrywide Home Loan Mortgage Pass					Greenwich Capital Commercial Funding
Through Trust					Corp
5.00%, 04/25/2035	1,735		1,733		5.51%, 03/10/2039	1,605		1,044
Credit Suisse First Boston Mortgage Securities					Impac CMB Trust
Corp					0.53%, 05/25/2037(b),(e)	2,955		2,321
0.96%, 11/15/2037(d),(e)	17,199		306		Indymac Index Mortgage Loan Trust
1.13%, 01/15/2037(d),(e)	20,686		339		0.51%, 04/25/2035(e)	473		281
5.23%, 12/15/2040	2,400		2,663		JP Morgan Chase Commercial Mortgage
5.23%, 12/15/2040	250		252		Securities Corp
Credit Suisse Mortgage Capital Certificates					0.65%, 02/15/2051(e)	46,477		502
0.24%, 12/15/2039(e)	17,968		280		4.94%, 08/15/2042	3,030		3,337
0.76%, 09/15/2039(d),(e)	57,410		549		5.28%, 09/12/2037(e)	300		129
5.34%, 12/15/2043(d),(e)	1,545		1,527		5.31%, 01/15/2049	212		212
5.38%, 02/15/2040(d)	6,085		6,326		5.34%, 05/15/2047	430		468
5.44%, 09/15/2039	2,021		2,055		5.79%, 12/31/2049(e)	4,221		4,820
5.47%, 09/18/2039(d)	3,030		3,064		LB-UBS Commercial Mortgage Trust
5.70%, 09/15/2040(d)	2,980		2,988		0.33%, 07/15/2040(d),(e)	56,897		959
5.84%, 06/10/2049(d),(e)	4,000		4,015		0.66%, 02/15/2040(e)	13,441		233
5.90%, 06/15/2039(e)	1,900		2,050		6.44%, 07/17/2040(e)	1,540		739
5.99%, 09/15/2039(e)	2,404		2,414		MASTR Asset Securitization Trust
6.00%, 09/15/2039(d)	1,775		1,726		5.25%, 11/25/2035	2,000		1,924
Fannie Mae					Merrill Lynch Mortgage Investors Inc
0.48%, 01/25/2023(e)	150		150		0.63%, 08/25/2036(e)	249		129
0.53%, 11/25/2022(e)	103		103		Merrill Lynch/Countrywide Commercial
0.53%, 03/25/2035(e)	248		248		Mortgage Trust
0.58%, 02/25/2018(e)	101		101		0.71%, 08/12/2048(e)	38,779		719
0.58%, 02/25/2032(e)	248		248		0.81%, 12/12/2049(e)	80,700		1,371
5.77%, 11/25/2038(e)	13,399		1,907		Morgan Stanley Capital I
6.00%, 05/25/2030	3,630		3,689		0.54%, 04/12/2049(e)	8,364		8,029
6.22%, 12/25/2021(e)	4,737		585		5.78%, 04/12/2049(e)	1,360		1,450
6.32%, 12/25/2039(e)	11,954		1,967		Morgan Stanley Reremic Trust
6.42%, 02/25/2024(e)	3,084		313		2.50%, 02/23/2051(d),(f)	9,056		9,073
6.47%, 11/25/2036(e)	5,499		839		3.00%, 07/17/2056(d),(f)	2,077		2,084
6.50%, 02/25/2047	1,260		1,387		4.97%, 04/16/2040(d)	3,235		3,194
6.75%, 04/25/2039(e)	1,508		1,635		NCUA Guaranteed Notes
6.82%, 09/25/2031(e)	2,670		153		2.90%, 10/29/2020	3,930		4,184
7.53%, 03/25/2039(e)	1,624		1,827		Nomura Asset Acceptance Corp
37.24%, 08/25/2035(e)	408		195		0.63%, 02/25/2035(e)	40		38

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)					Oil & Gas (continued)
RBSCF Trust					Denbury Resources Inc
4.83%, 04/15/2024(d),(e)	$900		$880		8.25%, 02/15/2020	$14		$16
5.51%, 03/16/2017(d),(e)	1,250		1,212		9.75%, 03/01/2016	1,600		1,788
5.99%, 09/17/2039(d),(e)	400		422		Devon Energy Corp
Residential Asset Securitization Trust					2.40%, 07/15/2016	1,895		1,950
5.50%, 02/25/2035	1,463		1,477		Dolphin Energy Ltd
Structured Asset Mortgage Investments Inc					5.89%, 06/15/2019	371		397
0.59%, 09/25/2045(e)	611		350		Ecopetrol SA
Structured Asset Securities Corp					7.63%, 07/23/2019	1,018		1,227
5.00%, 05/25/2035	1,040		1,037		Encana Corp
5.00%, 05/25/2035	1,300		1,296		3.90%, 11/15/2021	2,225		2,178
Wachovia Bank Commercial Mortgage Trust					Gazprom OAO Via Gaz Capital SA
0.00%, 12/15/2043(a)	1,960		241		7.29%, 08/16/2037(d)	690		749
0.48%, 12/15/2043(d),(e)	3,750		2,662		8.13%, 07/31/2014	100		110
0.83%, 05/15/2044(d),(e)	6,708		17		GMX Resources Inc
5.25%, 12/15/2043	2,433		2,487		11.00%, 12/01/2017(d),(e),(g)	97		75
5.51%, 04/15/2047	2,000		2,155		GS Caltex Corp
WAMU Commercial Mortgage Securities					5.50%, 04/24/2017	100		105
Trust					Hilcorp Energy I LP/Hilcorp Finance Co
3.83%, 01/25/2035(d)	28		28		7.63%, 04/15/2021(d)	905		982
WaMu Mortgage Pass Through Certificates					8.00%, 02/15/2020(d)	345		377
2.47%, 12/25/2035(e)	1,019		998		Indian Oil Corp Ltd
2.57%, 05/25/2035(e)	136		133		4.75%, 01/22/2015	200		204
Wells Fargo Commercial Mortgage Trust					Kodiak Oil & Gas Corp
1.65%, 11/15/2043(d),(e)	12,252		1,064		8.13%, 12/01/2019(d)	345		366
Wells Fargo Mortgage Backed Securities					Linn Energy LLC/Linn Energy Finance Corp
Trust					6.50%, 05/15/2019(d)	950		959
2.70%, 10/25/2035(e)	765		648		7.75%, 02/01/2021	535		576
6.00%, 10/25/2036(e)	2,045		2,037		8.63%, 04/15/2020	855		949
			$173,974		Lukoil International Finance BV
					6.38%, 11/05/2014	100		107
Office & Business Equipment - 0.12%					7.25%, 11/05/2019(d)	390		428
Xerox Corp					Newfield Exploration Co
6.75%, 02/01/2017	2,080		2,396		5.75%, 01/30/2022	485		515
					Nexen Inc
Oil & Gas - 3.19%					6.40%, 05/15/2037	1,725		1,946
Afren PLC					Noble Energy Inc
11.50%, 02/01/2016(d)	310		327		6.00%, 03/01/2041	75		86
Anadarko Petroleum Corp					Novatek Finance Ltd
5.95%, 09/15/2016	4,785		5,493		6.60%, 02/03/2021(d)	200		210
6.20%, 03/15/2040	2,515		2,964		Oasis Petroleum Inc
Antero Resources Finance Corp					6.50%, 11/01/2021	200		202
7.25%, 08/01/2019(d)	470		489		Occidental Petroleum Corp
BP Capital Markets PLC					1.75%, 02/15/2017	1,170		1,190
3.13%, 10/01/2015	1,415		1,500		3.13%, 02/15/2022	740		776
3.63%, 05/08/2014	1,820		1,928		OGX Petroleo e Gas Participacoes SA
Canadian Natural Resources Ltd					8.50%, 06/01/2018(d)	200		207
5.70%, 05/15/2017	1,405		1,680		Pacific Rubiales Energy Corp
Carrizo Oil & Gas Inc					7.25%, 12/12/2021(d)	215		225
8.63%, 10/15/2018	210		211		Petrobras International Finance Co - Pifco
8.63%, 10/15/2018(d)	345		345		5.38%, 01/27/2021	1,165		1,221
Chaparral Energy Inc					6.88%, 01/20/2040	25		29
8.25%, 09/01/2021	1,025		1,074		Petro-Canada
8.88%, 02/01/2017(e)	455		474		5.95%, 05/15/2035	1,830		2,160
9.88%, 10/01/2020	1,300		1,423		Petroleos Mexicanos
Chesapeake Energy Corp					4.88%, 01/24/2022(d)	235		242
6.13%, 02/15/2021	1,045		1,029		Petroleum Development Corp
9.50%, 02/15/2015	5		6		12.00%, 02/15/2018	1,325		1,444
CNOOC Finance 2011 Ltd					Pioneer Natural Resources Co
4.25%, 01/26/2021	400		420		7.50%, 01/15/2020	465		559
CNPC HK Overseas Capital Ltd					Precision Drilling Corp
4.50%, 04/28/2021	200		212		6.50%, 12/15/2021(d)	310		319
Concho Resources Inc					6.63%, 11/15/2020	655		688
7.00%, 01/15/2021	1,065		1,171		PTTEP Canada International Finance Ltd
ConocoPhillips					5.69%, 04/05/2021(d)	1,110		1,183
5.75%, 02/01/2019	500		613		Ras Laffan Liquefied Natural Gas Co Ltd II
ConocoPhillips Holding Co					5.30%, 09/30/2020	1,269		1,361
6.95%, 04/15/2029	535		736		Reliance Holdings USA Inc
					6.25%, 10/19/2040	250		235

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)					Other Asset Backed Securities (continued)
Statoil ASA					Residential Asset Mortgage Products Inc
1.80%, 11/23/2016	$3,600		$3,682		0.55%, 07/25/2035(e)	$72		$71
Talisman Energy Inc								$29,766
5.13%, 05/15/2015	1,040		1,128
TNK-BP Finance SA					Packaging & Containers - 0.17%
7.25%, 02/02/2020(d)	910		999		Ardagh Packaging Finance PLC
					7.38%, 10/15/2017(d)	200		209
Transocean Inc
5.05%, 12/15/2016	2,530		2,711		Crown Cork & Seal Co Inc
6.00%, 03/15/2018	110		119		7.38%, 12/15/2026	450		477
6.38%, 12/15/2021	4,350		4,933		Graham Packaging Co LP / GPC Capital Corp
6.80%, 03/15/2038	360		395		I
Venoco Inc					9.88%, 10/15/2014	250		255
11.50%, 10/01/2017	865		882		Plastipak Holdings Inc
					8.50%, 12/15/2015(d)	800		824
Zhaikmunai LLP					10.63%, 08/15/2019(d)	310		350
10.50%, 10/19/2015	150		150
			$65,435		Sealed Air Corp
					8.13%, 09/15/2019(d)	530		587
Oil & Gas Services - 0.54%					8.38%, 09/15/2021(d)	695		782
Baker Hughes Inc								$3,484
3.20%, 08/15/2021(d)	1,450		1,510
Cameron International Corp					Pharmaceuticals - 1.01%
4.50%, 06/01/2021	2,095		2,286		AmerisourceBergen Corp
7.00%, 07/15/2038	1,055		1,316		5.63%, 09/15/2012	200		206
Cie Generale de Geophysique-Veritas					Aristotle Holding Inc
					3.50%, 11/15/2016(d)	2,265		2,329
9.50%, 05/15/2016	185		201
Halliburton Co					Endo Pharmaceuticals Holdings Inc
3.25%, 11/15/2021	2,040		2,121		7.00%, 07/15/2019	395		429
Korea National Oil Corp					7.25%, 01/15/2022	430		473
4.00%, 10/27/2016(d)	200		206		GlaxoSmithKline Capital Inc
Schlumberger Investment SA					5.38%, 04/15/2034	1,670		1,986
3.30%, 09/14/2021(d)	1,475		1,536		McKesson Corp
SESI LLC					3.25%, 03/01/2016	730		777
6.38%, 05/01/2019	395		410		Merck & Co Inc
7.13%, 12/15/2021(d)	485		526		5.95%, 12/01/2028	840		1,073
					6.50%, 12/01/2033(e)	1,095		1,537
Weatherford International Ltd/Bermuda
6.75%, 09/15/2040	125		148		Mylan Inc/PA
					7.88%, 07/15/2020(d)	665		738
7.00%, 03/15/2038	680		805
			$11,065		Teva Pharmaceutical Finance Co BV
					2.40%, 11/10/2016	1,955		2,024
Other Asset Backed Securities - 1.45%					3.65%, 11/10/2021	1,705		1,803
Ameriquest Mortgage Securities Inc					Teva Pharmaceutical Finance IV BV
0.58%, 03/25/2035(e)	80		79		3.65%, 11/10/2021	3,270		3,459
Carrington Mortgage Loan Trust					Watson Pharmaceuticals Inc
0.56%, 12/25/2035(e)	6,172		5,946		5.00%, 08/15/2014	1,980		2,124
Chase Funding Mortgage Loan Asset-Backed					Wyeth
Certificates					5.95%, 04/01/2037	755		990
0.74%, 12/25/2033(e)	27		25		6.00%, 02/15/2036	565		732
0.88%, 07/25/2033(e)	1,539		1,304					$20,680
Countrywide Asset-Backed Certificates
0.44%, 02/25/2037(e)	7,775		5,894		Pipelines - 1.33%
0.57%, 02/25/2036(e)	133		133		Chesapeake Midstream Partners LP / CHKM
0.80%, 06/25/2035(e)	1,567		1,446		Finance Corp
					5.88%, 04/15/2021(d)	608		613
1.88%, 01/25/2034(e)	28		18
					6.13%, 07/15/2022(d)	230		234
First-Citizens Home Equity Loan LLC
0.50%, 09/15/2022(d),(e)	375		345		El Paso Corp
GE Dealer Floorplan Master Note Trust					7.75%, 01/15/2032	575		675
0.88%, 07/20/2016(e)	6,000		6,000		El Paso Pipeline Partners Operating Co LLC
JP Morgan Mortgage Acquisition Corp					5.00%, 10/01/2021	2,490		2,606
0.36%, 12/25/2036(e)	239		76		Energy Transfer Equity LP
0.36%, 03/25/2037(e)	470		450		7.50%, 10/15/2020	585		646
0.43%, 03/25/2037(e)	3,820		2,670		Energy Transfer Partners LP
5.45%, 11/25/2036	2,406		2,403		4.65%, 06/01/2021	1,280		1,307
Long Beach Mortgage Loan Trust					5.20%, 02/01/2022	2,300		2,429
0.78%, 02/25/2035(e)	1,070		1,055		6.05%, 06/01/2041	1,760		1,791
Marriott Vacation Club Owner Trust					Enterprise Products Operating LLC
5.52%, 05/20/2029(d),(e)	582		602		6.13%, 10/15/2039	1,060		1,231
MSDWCC Heloc Trust					6.45%, 09/01/2040	5		6
0.47%, 07/25/2017(e)	396		335		8.38%, 08/01/2066	3,115		3,364
Popular ABS Mortgage Pass-Through Trust					Kinder Morgan Energy Partners LP
0.55%, 05/25/2035(e)	1,382		914		5.30%, 09/15/2020	2,240		2,450
					5.63%, 09/01/2041	1,130		1,174

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

	Pipelines (continued)					Retail (continued)
	MarkWest Energy Partners LP / MarkWest					Nordstrom Inc
	Energy Finance Corp					6.25%, 01/15/2018		$1,480		$1,780
	6.25%, 06/15/2022	$1,010		$1,073		Rite Aid Corp
	6.50%, 08/15/2021	210		225		9.75%, 06/12/2016		275		302
	6.75%, 11/01/2020	105		114		Suburban Propane Partners LP/Suburban
	ONEOK Inc					Energy Finance Corp
	4.25%, 02/01/2022	1,410		1,457		7.38%, 03/15/2020		520		546
	ONEOK Partners LP					Target Corp
	3.25%, 02/01/2016	2,380		2,488		2.90%, 01/15/2022		2,025		2,047
	Regency Energy Partners LP / Regency Energy					Toys R Us Property Co II LLC
	Finance Corp					8.50%, 12/01/2017		885		948
	6.50%, 07/15/2021	480		516		Wal-Mart Stores Inc
	6.88%, 12/01/2018	840		911		5.00%, 10/25/2040		1,665		1,929
	9.38%, 06/01/2016	600		666		Yum! Brands Inc
	Transportadora de Gas del Sur SA					3.88%, 11/01/2020		2,375		2,459
	7.88%, 05/14/2017	78		75		6.88%, 11/15/2037		560		730
	Williams Cos Inc/The									$23,847
	7.88%, 09/01/2021	944		1,193
				$27,244		Savings & Loans - 0.13%
						Santander Holdings USA Inc
	Real Estate - 0.02%					4.63%, 04/19/2016		2,745		2,681
	Atlantic Finance Ltd
	10.75%, 05/27/2014(e)	210		229
	Franshion Development Ltd					Semiconductors - 0.16%
						Freescale Semiconductor Inc
	6.75%, 04/15/2021	200		167		9.25%, 04/15/2018(d)		290		317
				$396		Jazz Technologies Inc
	Regional Authority - 0.02%					8.00%, 06/30/2015		1,471		1,096
	Provincia de Buenos Aires/Argentina					STATS ChipPAC Ltd
	10.88%, 01/26/2021(d)	495		406		7.50%, 08/12/2015		105		112
						Texas Instruments Inc
						2.38%, 05/16/2016		1,740		1,824
REITS	- 0.68%									$3,349
	DuPont Fabros Technology LP
	8.50%, 12/15/2017	775		851		Software - 0.13%
	Entertainment Properties Trust					First Data Corp
	7.75%, 07/15/2020	4,335		4,674		7.38%, 06/15/2019(d)		645		644
	ERP Operating LP					Oracle Corp
	4.63%, 12/15/2021	3,875		4,129		5.38%, 07/15/2040		1,225		1,488
	HCP Inc					6.13%, 07/08/2039		475		624
	3.75%, 02/01/2019	4,200		4,217						$2,756

				$13,871		Sovereign - 0.21%
	Retail - 1.16%					Argentina Boden Bonds
	AmeriGas Finance LLC/AmeriGas Finance					7.00%, 10/03/2015(g)		145		142
	Corp					Australia Government Bond
	6.75%, 05/20/2020	195		195		5.75%, 05/15/2021	AUD	40		49
	AmeriGas Partners LP/AmeriGas Finance					Austria Government Bond
	Corp					4.65%, 01/15/2018	EUR	50		73
	6.25%, 08/20/2019	570		567		Belgium Government Bond
	AutoNation Inc					3.50%, 03/28/2015		140		191
	5.50%, 02/01/2020(c)	755		757		Bundesobligation
	CVS Caremark Corp					2.50%, 02/27/2015		40		56
	3.25%, 05/18/2015	1,105		1,172		Bundesrepublik Deutschland
	5.75%, 05/15/2041	1,120		1,344		2.25%, 09/04/2021		25		34
	6.60%, 03/15/2019	1,170		1,448		3.50%, 07/04/2019		105		158
	CVS Pass-Through Trust					4.00%, 01/04/2018		5		8
	5.77%, 01/10/2033(d)	1,587		1,663		4.75%, 07/04/2028		35		60
	5.93%, 01/10/2034(d)	1,490		1,580		Canadian Government Bond
	7.51%, 01/10/2032(d)	327		389		2.00%, 12/01/2014	CAD	50		51
	DineEquity Inc					5.75%, 06/01/2033		25		38
	9.50%, 10/30/2018	545		594		Denmark Government Bond
	Ltd Brands Inc					4.00%, 11/15/2017	DKK	160		33
	6.63%, 04/01/2021	495		544		Finland Government Bond
	Macy's Retail Holdings Inc					4.25%, 07/04/2015	EUR	30		44
	5.75%, 07/15/2014	875		957		France Government Bond OAT
	5.90%, 12/01/2016	1,265		1,461		3.50%, 04/25/2026		55		72
	6.90%, 04/01/2029	145		175		3.75%, 04/25/2021		75		104
	Neiman Marcus Group Inc/The					4.50%, 04/25/2041		25		37
	10.38%, 10/15/2015	250		260		Italy Buoni Poliennali Del Tesoro
						3.50%, 06/01/2014		65		84

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Sovereign (continued)							Telecommunications (continued)
Italy Buoni Poliennali Del Tesoro	(continued)						Digicel Group Ltd
4.25%, 03/01/2020	EUR	120		$144			8.88%, 01/15/2015	$200		$202
4.50%, 03/01/2026		30		33			9.13%, 01/15/2015(d),(g)	1,930		1,949
5.00%, 09/01/2040		15		16			10.50%, 04/15/2018	205		216
6.00%, 05/01/2031		20		25			Digicel Ltd
Japan Government Ten Year Bond							8.25%, 09/01/2017(d)	300		315
0.80%, 09/20/2020	JPY	7,000		92			12.00%, 04/01/2014(d)	1,005		1,133
1.40%, 06/20/2019		6,000		83			Eileme 2 AB
1.50%, 12/20/2017		40,000		557			11.63%, 01/31/2020(d)	675		687
1.70%, 03/20/2017		31,000		434			Goodman Networks Inc
Japan Government Thirty Year Bond							12.13%, 07/01/2018(d)	890		881
2.00%, 09/20/2040		8,500		114			Indosat Palapa Co BV
2.30%, 12/20/2035		7,000		100			7.38%, 07/29/2020	150		168
Japan Government Twenty Year Bond							Intelsat Jackson Holdings SA
1.90%, 03/20/2024		21,200		300			8.50%, 11/01/2019	340		368
Lithuania Government International Bond							Intelsat Luxembourg SA
6.13%, 03/09/2021(d)		$175		173			11.50%, 02/04/2017	3,883		3,903
Mexican Bonos							11.25%, 02/04/2017	165		167
7.25%, 12/15/2016(e)	MXN	350		29			Level 3 Communications Inc
Mexico Government International Bond							11.88%, 02/01/2019	1,284		1,400
3.63%, 03/15/2022		$426		430			Level 3 Financing Inc
Netherlands Government Bond							8.13%, 07/01/2019(d)	450		453
2.75%, 01/15/2015	EUR	10		14			8.63%, 07/15/2020(d)	875		897
3.25%, 07/15/2021		25		36			9.25%, 11/01/2014	1,143		1,172
4.00%, 07/15/2018		35		52			10.00%, 02/01/2018	710		758
Poland Government Bond							MTS International Funding Ltd
5.50%, 04/25/2015	PLN	22		7			8.63%, 06/22/2020(d)	300		339
5.75%, 04/25/2014		95		30			Nextel Communications Inc
Spain Government Bond							7.38%, 08/01/2015	2,515		2,433
4.25%, 10/31/2016	EUR	10		13			NII Capital Corp
4.65%, 07/30/2025		20		24			7.63%, 04/01/2021	1,823		1,869
5.50%, 04/30/2021		35		48			10.00%, 08/15/2016	335		381
Sweden Government Bond						PCCW	-HKT Capital No 4 Ltd
6.75%, 05/05/2014	SEK	190		31			4.25%, 02/24/2016	340		345
Switzerland Government Bond							Qtel International Finance Ltd
3.75%, 06/10/2015	CHF	12		15			3.38%, 10/14/2016	865		869
United Kingdom Gilt							4.75%, 02/16/2021(d)	700		711
2.25%, 03/07/2014	GBP	45		74			Qwest Corp
2.75%, 01/22/2015		20		34			6.75%, 12/01/2021	1,860		2,063
4.25%, 12/07/2040		35		68			Sable International Finance Ltd
4.75%, 12/07/2030		35		71			8.75%, 02/01/2020(d)	200		208
5.00%, 03/07/2025		40		82			SBA Tower Trust
				$4,363			4.25%, 04/15/2015(d)	2,490		2,576
							Sprint Nextel Corp
Student Loan Asset Backed Securities - 0.15%							9.00%, 11/15/2018(d)	1,445		1,557
SLM Student Loan Trust							Telefonica Emisiones SAU
1.46%, 10/25/2017(e)		$978		983
							0.76%, 02/04/2013(e)	2,075		2,025
1.66%, 10/25/2016(e)		2,083		2,098
							3.73%, 04/27/2015	1,425		1,418
				$3,081			Telefonica Moviles Chile SA
Telecommunications - 2.90%							2.88%, 11/09/2015	145		145
America Movil SAB de CV							Telefonos de Mexico SAB de CV
2.38%, 09/08/2016		2,000		2,026			5.50%, 01/27/2015	100		109
5.00%, 03/30/2020		360		405			Telemar Norte Leste SA
5.00%, 03/30/2020		231		260			5.50%, 10/23/2020	100		100
5.63%, 11/15/2017		399		464			Telemovil Finance Co Ltd
AT&T Inc							8.00%, 10/01/2017(d)	125		130
2.95%, 05/15/2016		2,580		2,733			UPCB Finance V Ltd
5.55%, 08/15/2041		2,875		3,329			7.25%, 11/15/2021(d)	400		418
6.15%, 09/15/2034		1,475		1,743			Verizon Communications Inc
Cincinnati Bell Inc							2.00%, 11/01/2016	2,605		2,658
7.00%, 02/15/2015		200		202			4.75%, 11/01/2041	375		400
8.38%, 10/15/2020		1,060		1,087			6.25%, 04/01/2037	880		1,071
Cisco Systems Inc							Verizon Global Funding Corp
5.50%, 01/15/2040		730		885			7.75%, 12/01/2030	1,045		1,468
Clearwire Communications LLC/Clearwire							Vimpel Communications Via VIP Finance
Finance Inc							Ireland Ltd OJSC
14.75%, 12/01/2016(d)		335		339			9.13%, 04/30/2018(d)	200		213
12.00%, 12/01/2015(d)		1,495		1,409			Vodafone Group PLC
							0.79%, 02/27/2012(e)	4,000		4,001

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

		Principal					SENIOR FLOATING RATE INTERESTS	Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)		(continued)	Amount (000's)	Value	(000	's)

	Telecommunications (continued)						Automobile Parts & Equipment (continued)
	Wind Acquisition Finance SA						HLI Operating Co Inc, Term Loan EXIT
	11.75%, 07/15/2017(d)	$1,455		$1,440			12.00%, 12/11/2013(e)	$414		$414
	Wind Acquisition Holdings Finance SA									$719
	12.25%, 07/15/2017(d),(g)	1,282		1,000
				$59,498			Chemicals - 0.14%
							AZ Chemical US Inc, Term Loan B
	Toys, Games & Hobbies - 0.04%						7.25%, 12/06/2017(e)	660		662
	Mattel Inc						Ineos US Finance LLC, PIK Term Loan B2
	5.45%, 11/01/2041	795		839			7.50%, 12/16/2013(e),(g)	376		389
							Ineos US Finance LLC, PIK Term Loan C2
							8.00%, 12/16/2014(e),(g)	390		406
	Transportation - 0.79%						Taminco Group NV, Bridge Loan
	Canadian National Railway Co						0.00%, 01/13/2013(e),(f),(h),(i)	1,300		1,300
	1.45%, 12/15/2016	1,965		1,974
							Taminco Group NV, Term Loan
	2.85%, 12/15/2021	1,240		1,271			0.00%, 01/27/2019 (e),(h)	190		191
	CSX Corp
	4.25%, 06/01/2021	1,400		1,530						$2,948
	4.75%, 05/30/2042	1,325		1,381			Commercial Services - 0.18%
	5.50%, 04/15/2041	1,070		1,226			Interactive Data Corp, Term Loan
	6.25%, 03/15/2018	1,185		1,429			4.50%, 01/31/2018(e)	462		460
	7.38%, 02/01/2019	964		1,218			United Rentals Inc, Bridge Loan
	Kansas City Southern de Mexico SA de CV						0.00%, 12/15/2012(e),(f),(h),(i)	1,300		1,300
	6.13%, 06/15/2021	1,704		1,832			0.00%, 12/15/2012(e),(f),(h),(i)	1,902		1,902
	Navios Maritime Acquisition Corp / Navios									$3,662
	Acquisition Finance US Inc
	8.63%, 11/01/2017	900		675			Computers - 0.01%
	Navios Maritime Holdings Inc / Navios						Spansion LLC, Term Loan EXIT
							4.75%, 02/09/2015(e)	230		229
	Maritime Finance US Inc
	8.88%, 11/01/2017	775		767
	Norfolk Southern Corp						Consumer Products - 0.05%
	4.84%, 10/01/2041(d)	850		913			Reynolds Group Holdings, Term Loan C
	PHI Inc						6.50%, 07/07/2018(e)	1,011		1,014
	8.63%, 10/15/2018	540		545
	Ship Finance International Ltd
	8.50%, 12/15/2013	200		191			Distribution & Wholesale - 0.02%
	Swift Services Holdings Inc						HD Supply Inc, Term Loan EXT
							0.00%, 04/01/2014(e),(h)	335		333
	10.00%, 11/15/2018	1,170		1,271
				$16,223
	TOTAL BONDS			$1,165,218			Diversified Financial Services - 0.07%
		Principal					Nuveen Investments Inc, Term Loan
	CONVERTIBLE BONDS - 0.04%	Amount (000's)	Value	(000	's)		12.50%, 07/09/2015(e)	430		446
							Nuveen Investments Inc, Term Loan EXT
REITS	- 0.02%						5.86%, 05/13/2017(e)	487		483
	DDR Corp						Springleaf Financial Funding Co, Term Loan
	3.00%, 03/15/2012	250		250			5.50%, 05/28/2017(e)	535		497
	SL Green Operating Partnership LP
	3.00%, 03/30/2027(d)	250		249						$1,426
				$499			Electric - 0.13%
							Dynegy Power LLC, Term Loan
	Telecommunications - 0.02%						9.25%, 08/05/2016(e)	1,087		1,109
	Clearwire Communications LLC / Clearwire

	Finance Inc						NRG Energy Inc, Term Loan B	448		445
	8.25%, 12/01/2040(d)	615		384			4.00%, 05/05/2018(e)
							Texas Competitive Electric Holdings Co LLC,
							Term Loan NON-EXT
	TOTAL CONVERTIBLE BONDS			$883			3.80%, 10/10/2014(e)	1,753		1,187
	SENIOR FLOATING RATE INTERESTS -	Principal								$2,741
	2.13%	Amount (000's)	Value	(000	's)
							Entertainment - 0.08%
	Advertising - 0.03%						CCM Merger Inc, Term Loan
	Getty Images Inc, Term Loan						7.00%, 02/01/2017(e)	1,728		1,715
	5.25%, 11/03/2016(e)	$544		$546

						Food	- 0.02%
	Automobile Manufacturers - 0.03%						Pinnacle Foods Finance LLC / Pinnacle Foods
	Chrysler Group LLC, Term Loan B						Finance Corp, Term Loan B
	6.00%, 05/30/2017(e)	569		556			2.87%, 04/02/2014(e)	199		197

							Pinnacle Foods Finance LLC / Pinnacle Foods
	Automobile Parts & Equipment - 0.04%						Finance Corp, Term Loan D
	HHI Holdings LLC, Term Loan B						0.00%, 04/01/2014(e),(h)	285		286
	7.00%, 03/18/2017(e)	308		305						$483

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund January 31, 2012 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Forest Products & Paper - 0.10%			Pharmaceuticals - 0.06%
	Exopack LLC, Term Loan B			Grifols SA, Term Loan B
	6.50%, 05/06/2017(e)	$826	$812	6.00%, 06/04/2016(e)	$905	$910
	NewPage Corp, DIP Term Loan			NBTY Inc, Term Loan B1
	8.00%, 03/08/2013(e)	1,275	1,282	4.25%, 10/01/2017(e)	227	226
			$2,094			$1,136

	Healthcare - Products - 0.01%			Retail - 0.10%
	Kinetic Concepts Inc, Term Loan B1			DineEquity Inc, Term Loan B1
	7.00%, 04/20/2018(e)	230	234	4.27%, 10/19/2017(e)	493	492
				Dollar General Corp, Term Loan B2
				3.13%, 07/06/2014(e)	250	250
	Healthcare - Services - 0.16%			Dunkin' Brands Inc, Term Loan B2
	Aurora Diagnostics Inc, Term Loan B			4.00%, 11/23/2017(e)	491	489
	6.25%, 04/20/2016(e)	280	275
				Neiman Marcus Group Inc/The, Term Loan
	HCA Inc, Term Loan B3			4.75%, 04/25/2018(e)	525	515
	3.52%, 05/01/2018(e)	410	400
				OSI Restaurant Partners LLC, Term Loan
	IASIS Healthcare LLC, Term Loan B			2.56%, 06/14/2014(e)	248	242
	5.00%, 05/17/2018(e)	184	183
	Multiplan Inc, Term Loan B					$1,988
	4.75%, 08/26/2017(e)	1,442	1,409	Semiconductors - 0.10%
	Radnet Management Inc, Term Loan B			Freescale Semiconductor Inc, Term Loan
	5.74%, 04/06/2016(e)	535	511	4.55%, 12/01/2016(e)	1,604	1,566
	Renal Advantage Holdings Inc, Term Loan B			Microsemi Corp, Term Loan B
	5.75%, 12/08/2016(e)	554	554	5.75%, 02/02/2018(e)	575	577
			$3,332			$2,143

	Insurance - 0.19%			Software - 0.10%
	Asurion Corp, Term Loan			First Data Corp, Term Loan B1
	9.00%, 05/10/2019(e)	2,025	2,023	3.03%, 12/24/2014(e)	948	899
	Asurion Corp, Term Loan B			First Data Corp, Term Loan B3
	5.50%, 05/10/2018(e)	1,462	1,457	3.03%, 09/24/2014(e)	875	829
	CNO Financial Group Inc, Term Loan B1			Reynolds & Reynolds Co/The, Term Loan B
	6.25%, 09/30/2016(e)	436	436	3.75%, 04/21/2018(e)	345	345
			$3,916			$2,073

	Internet - 0.05%			Telecommunications - 0.10%
	Open Solutions Inc, Term Loan B			Intelsat Jackson Holdings SA, Term Loan
	2.68%, 01/23/2014(e)	553	501	3.30%, 02/01/2014(e)	885	860
	Zayo Group LLC, Term Loan B			Intelsat Jackson Holdings SA, Term Loan B
	6.90%, 11/07/2016(e)	485	486	5.25%, 04/03/2018(e)	94	94
			$987	Level 3 Financing Inc, Term Loan A
				2.71%, 10/31/2018(e)	735	714
	Lodging - 0.14%			UPC Financing Partnership, Term Loan AB
	Ameristar Casinos Inc, Term Loan B			4.75%, 12/31/2017(e)	390	389
	4.00%, 04/14/2018(e)	184	184
	Caesars Entertainment Operating Co Inc, Term					$2,057
	Loan B2			TOTAL SENIOR FLOATING RATE INTERESTS		$43,561
	3.28%, 01/28/2015(e)	2,847	2,575	U.S. GOVERNMENT & GOVERNMENT	Principal
			$2,759	AGENCY OBLIGATIONS - 44.18%	Amount (000's)	Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC) -
	Machinery - Diversified - 0.04%			5.41%
	Edwards Cayman Islands II Ltd, Term Loan			2.27%, 12/01/2035(e),(j)	$84	$89
	5.50%, 05/31/2016(e)	743	713	2.59%, 05/01/2037(e),(j)	459	490
				2.62%, 01/01/2034(e),(j)	137	143
				3.00%, 02/15/2027(j),(k)	16,000	16,663
Media	- 0.18%			4.00%, 10/01/2041(j)	3,265	3,450
	Cumulus Media Holdings Inc, Term Loan			4.50%, 04/01/2031(j)	6,097	6,493
	7.50%, 01/14/2019(e)	230	229
				4.50%, 06/01/2040(j)	3,166	3,442
	Cumulus Media Holdings Inc, Term Loan B			4.50%, 08/01/2040(j)	485	524
	5.75%, 09/16/2018(e)	255	255
				4.50%, 01/01/2041(j)	6,390	6,948
	Kabel Deutschland Vertrieb und Service			4.50%, 04/01/2041(j)	19,607	20,881
	GmbH, Term Loan F			5.00%, 03/01/2018(j)	1,450	1,550
	0.00%, 01/30/2019(e),(h)	380	379
				5.00%, 05/01/2018(j)	992	1,069
	Univision Communications Inc, Term Loan B-			5.00%, 10/01/2018(j)	729	786
	NONEXT			5.00%, 01/01/2019(j)	1,053	1,135
	2.27%, 09/20/2014(e)	250	247
				5.00%, 06/01/2031(j)	3,308	3,561
	Univision Communications Inc, Term Loan			5.00%, 08/01/2040(j)	6,772	7,345
	EXT			5.07%, 07/01/2034(e),(j)	74	79
	4.52%, 03/29/2017(e)	2,818	2,647
				5.50%, 03/01/2018(j)	268	291
			$3,757	5.50%, 08/01/2023(j)	2,592	2,833
				5.50%, 06/01/2024(j)	339	371
				5.50%, 04/01/2033(j)	120	131

See accompanying notes

Schedule of Investments

Bond & Mortgage Securities Fund

January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal

AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal Home Loan Mortgage Corporation (FHLMC)					Federal National Mortgage Association (FNMA) (continued)

(continued)					4.00%, 08/01/2020(j)	$6,323		$6,713
5.50%, 05/01/2033(j)	$385		$419
					4.00%, 02/01/2027(j),(k)	3,350		3,550
5.50%, 10/01/2033(j)	295		325
					4.00%, 02/01/2031(j)	1,557		1,655
5.50%, 12/01/2033(j)	2,345		2,590
					4.00%, 02/01/2031(j)	1,807		1,920
5.50%, 11/01/2036(j)	2,442		2,678
					4.00%, 03/01/2031(j)	14,045		14,931
5.50%, 04/01/2038(j)	1,720		1,885
					4.00%, 04/01/2031(j)	2,762		2,936
5.50%, 08/01/2038(j)	1,836		2,039
					4.00%, 06/01/2031(j)	4,619		4,910
5.50%, 03/01/2040(j)	2,796		3,065
					4.00%, 11/01/2040(j)	7,239		7,707
6.00%, 07/01/2017(j)	59		63
					4.00%, 12/01/2040(j)	14,236		15,160
6.00%, 03/01/2022(j)	221		243
					4.00%, 12/01/2040(j)	6,611		7,061
6.00%, 07/01/2023(j)	850		937
					4.00%, 11/01/2041(j)	15,290		16,185
6.00%, 06/01/2028(j)	14		15
					4.00%, 02/01/2042(j),(k)	12,000		12,684
6.00%, 01/01/2029(j)	4		5
					4.50%, 05/01/2031(j)	13,573		14,522
6.00%, 03/01/2031(j)	31		34
					4.50%, 07/01/2039(j)	341		368
6.00%, 04/01/2031(j)	3		3
					4.50%, 12/01/2039(j)	177		189
6.00%, 12/01/2031(j)	178		198
					4.50%, 05/01/2040(j)	3,243		3,537
6.00%, 12/01/2032(j)	171		191
					4.50%, 05/01/2040(j)	3,872		4,184
6.00%, 02/01/2033(j)	248		276
					4.50%, 07/01/2040(j)	2,610		2,820
6.00%, 12/01/2033(j)	241		268
					4.50%, 08/01/2040(j)	600		642
6.00%, 10/01/2036(e),(j)	1,791		1,987
					4.50%, 01/01/2041(j)	2,773		2,997
6.00%, 12/01/2037(e),(j)	2,605		2,889
					4.50%, 02/01/2041(j)	35,263		38,103
6.00%, 01/01/2038(e),(j)	288		319
					4.50%, 09/01/2041(j)	2,548		2,726
6.00%, 01/01/2038(j)	1,762		1,964
					4.50%, 02/01/2042(j),(k)	5,406		5,777
6.00%, 07/01/2038(j)	7,822		8,708
					5.00%, 03/01/2018(j)	450		487
6.50%, 06/01/2017(j)	157		172
					5.00%, 05/01/2020(j)	509		555
6.50%, 03/01/2029(j)	24		28
					5.00%, 04/01/2036(j)	8,590		9,284
6.50%, 03/01/2029(j)	3		4
					5.00%, 12/01/2039(j)	369		404
6.50%, 05/01/2029(j)	38		43
					5.00%, 02/01/2040(j)	850		923
6.50%, 04/01/2031(j)	19		22
					5.00%, 04/01/2040(j)	1,849		2,009
6.50%, 06/01/2031(j)	1		2
					5.00%, 05/01/2041(j)	7,825		8,500
6.50%, 09/01/2031(j)	12		14
					5.00%, 02/01/2042(j),(k)	53,550		57,826
6.50%, 02/01/2032(j)	12		14
					5.32%, 10/01/2036(e),(j)	577		618
6.50%, 02/01/2032(j)	18		20
					5.50%, 09/01/2017(j)	67		73
6.50%, 05/01/2032(j)	46		52
					5.50%, 10/01/2017(j)	104		114
6.50%, 04/01/2035(j)	449		507
					5.50%, 06/01/2020(j)	1,949		2,126
6.50%, 10/01/2035(j)	236		267
					5.50%, 09/01/2020(j)	2,050		2,251
7.00%, 12/01/2029(j)	16		19
					5.50%, 02/01/2023(j)	226		247
7.00%, 06/01/2030(j)	26		31
					5.50%, 06/01/2023(j)	930		1,020
7.00%, 12/01/2030(j)	21		24
					5.50%, 07/01/2023(j)	16		17
7.00%, 06/01/2031(j)	1		1
					5.50%, 07/01/2033(j)	782		854
7.00%, 09/01/2031(j)	5		6
					5.50%, 09/01/2033(j)	839		916
7.50%, 09/01/2030(j)	6		6
					5.50%, 08/01/2036(j)	6,036		6,583
7.50%, 09/01/2030(j)	5		6
					5.50%, 02/01/2037(j)	530		582
7.50%, 12/01/2030(j)	1		1
					5.50%, 04/01/2038(j)	17,612		19,354
7.50%, 01/01/2031(j)	30		36
					5.50%, 12/01/2038(j)	8,452		9,293
7.50%, 03/01/2031(j)	9		11
					5.50%, 01/01/2040(j)	3,178		3,474
7.50%, 02/01/2032(j)	16		20
					5.50%, 05/01/2040(j)	2,356		2,576
8.00%, 09/01/2030(j)	120		138
					5.50%, 05/01/2040(j)	2,583		2,824

			$110,819		6.00%, 10/01/2021(j)	1,208		1,308

Federal National Mortgage Association (FNMA) - 19.91%					6.00%, 02/01/2023(j)	83		91

1.73%, 10/01/2034(e),(j)	314		326		6.00%, 05/01/2032(j)	19		21

2.23%, 09/01/2038(e),(j)	4,238		4,449		6.00%, 12/01/2036(e),(j)	1,944		2,109

2.33%, 01/01/2033(e),(j)	227		238		6.00%, 02/01/2038(e),(j)	3,991		4,391

2.33%, 07/01/2033(e),(j)	1,955		2,063		6.00%, 05/01/2038(j)	849		943

2.35%, 07/01/2034(e),(j)	622		658		6.00%, 05/01/2038(j)	1,463		1,625

2.36%, 08/01/2035(e),(j)	32		33		6.00%, 08/01/2038(j)	3,145		3,513

2.36%, 02/01/2036(e),(j)	40		40		6.00%, 08/01/2038(j)	1,237		1,381

2.38%, 04/01/2036(e),(j)	454		482		6.50%, 07/01/2016(j)	8		9

2.44%, 03/01/2035(e),(j)	512		539		6.50%, 02/01/2017(j)	22		25

2.48%, 12/01/2032(e),(j)	237		250		6.50%, 03/01/2017(j)	12		14

2.49%, 08/01/2035(e),(j)	395		418		6.50%, 04/01/2017(j)	6		6

2.50%, 03/01/2027(j),(k)	13,000		13,292		6.50%, 08/01/2017(j)	172		189

2.70%, 04/01/2033(e),(j)	336		355		6.50%, 05/01/2022(j)	20		23

2.79%, 03/01/2035(e),(j)	6,275		6,656		6.50%, 12/01/2031(j)	9		10

3.00%, 02/01/2027(j),(k)	30,300		31,583		6.50%, 02/01/2032(j)	11		12

3.38%, 04/01/2041(e),(j)	3,586		3,765		6.50%, 02/01/2032(j)	16		19

3.50%, 12/01/2025(j)	4,636		4,921		6.50%, 04/01/2032(j)	16		19

3.50%, 02/01/2027(j),(k)	1,950		2,052		6.50%, 06/01/2032(j)	6		7

3.50%, 01/01/2041(j)	629		654		6.50%, 08/01/2032(j)	85		97

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					U.S. Treasury (continued)
6.50%, 07/01/2037(j)	$1,301		$1,475		5.38%, 02/15/2031	$40		$57
6.50%, 07/01/2037(j)	2,008		2,276		6.00%, 02/15/2026	26,000		37,554
6.50%, 12/01/2037(j)	3,109		3,498		6.13%, 08/15/2029	25		38
6.50%, 02/01/2038(j)	1,358		1,530		6.75%, 08/15/2026	3,000		4,641
6.50%, 03/01/2038(j)	873		984					$304,065
6.50%, 09/01/2038(j)	4,716		5,313		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 02/01/2032(j)	48		56		OBLIGATIONS			$905,393
7.00%, 03/01/2032(j)	101		119			Maturity
7.50%, 08/01/2032(j)	43		51		REPURCHASE AGREEMENTS - 4.74%	Amount (000's)	Value	(000	's)
			$408,075
Government National Mortgage Association (GNMA) -					Banks - 4.74%
4.02%					Investment in Joint Trading Account; Credit	$16,264		$16,264
4.00%, 10/15/2041	8,262		8,943		Suisse Repurchase Agreement; 0.18%
4.50%, 06/20/2025	15,956		17,274		dated 01/31/12 maturing 02/01/12
4.50%, 02/01/2042(k)	8,410		9,185		(collateralized by US Government
5.00%, 11/15/2033	7,599		8,443		Securities; $16,589,346; 4.38% - 8.00%;
5.00%, 06/15/2034	171		190		dated 11/15/21 - 11/15/39)
5.00%, 06/20/2040	4,409		4,869		Investment in Joint Trading Account; Deutsche	39,258		39,258
5.00%, 02/01/2042	4,755		5,268		Bank Repurchase Agreement; 0.22% dated
5.50%, 10/15/2033	2,530		2,859		01/31/12 maturing 02/01/12 (collateralized
5.50%, 05/20/2035	375		421		by US Government Securities;
5.50%, 02/15/2038	4,215		4,711		$40,043,244 ; 0.00% - 5.25%; dated
5.50%, 07/20/2038	4,496		5,015		02/01/12 - 12/09/31)
5.50%, 07/15/2039	852		952		Investment in Joint Trading Account; JP	9,347		9,347
6.00%, 07/20/2028	133		151		Morgan Repurchase Agreement; 0.15%
6.00%, 11/20/2028	105		119		dated 01/31/12 maturing 02/01/12
6.00%, 01/20/2029	115		130		(collateralized by US Government
6.00%, 07/20/2029	26		30		Securities; $9,534,106; 0.00% - 7.00%;
6.00%, 08/15/2031	45		52		dated 09/20/12 - 04/15/30)
6.00%, 01/15/2032	14		16		Investment in Joint Trading Account; Merrill	32,265		32,266
6.00%, 02/15/2032	176		200		Lynch Repurchase Agreement; 0.16%
6.00%, 02/15/2033	88		100		dated 01/31/12 maturing 02/01/12
6.00%, 12/15/2033	129		146		(collateralized by US Government
6.00%, 03/15/2039	3,032		3,439		Securities; $32,910,644; 0.00% - 1.00%;
6.00%, 02/01/2042	8,050		9,076		dated 07/05/12 - 05/04/37)
6.50%, 03/20/2028	20		23					$97,135
6.50%, 05/20/2029	18		20		TOTAL REPURCHASE AGREEMENTS			$97,135
6.50%, 02/20/2032	9		11		Total Investments			$2,212,820
6.50%, 10/15/2032	63		73		Liabilities in Excess of Other Assets, Net - (7.98)%			$(163,599)
6.50%, 12/15/2032	364		425		TOTAL NET ASSETS - 100.00%			$2,049,221
7.00%, 04/15/2031	1		1
7.00%, 06/15/2031	35		41
7.00%, 07/15/2031	5		6		(a) Non-Income Producing Security
7.00%, 06/15/2032	193		230		(b) Security is Illiquid
8.00%, 01/20/2031	12		15		(c)	Security purchased on a when-issued basis.
			$82,434		(d)	Security exempt from registration under Rule 144A of the Securities Act of
					1933. These securities may be resold in transactions exempt from
U.S. Treasury - 14.84%					registration, normally to qualified institutional buyers. Unless otherwise
0.13%, 08/31/2013	3,625		3,621		indicated, these securities are not considered illiquid. At the end of the
0.38%, 07/31/2013	150		150		period, the value of these securities totaled $244,292 or 11.92% of net
0.88%, 12/31/2016	5,500		5,549		assets.
1.00%, 08/31/2016	22,770		23,168		(e)	Variable Rate. Rate shown is in effect at January 31, 2012.
1.25%, 10/31/2015	35,100		36,156		(f)	Market value is determined in accordance with procedures established in
1.38%, 01/15/2013	20,000		20,232		good faith by the Board of Directors. At the end of the period, the value of
1.38%, 12/31/2018	10,000		10,102		these securities totaled $16,575 or 0.81% of net assets.
1.50%, 07/31/2016	20,465		21,280		(g)	Payment in kind; the issuer has the option of paying additional securities
1.88%, 08/31/2017	22,925		24,170		in lieu of cash.
2.00%, 11/15/2021	9,890		10,063		(h)	This Senior Floating Rate Note will settle after January 31, 2012, at which
2.13%, 08/15/2021	603		622		time the interest rate will be determined.
2.63%, 04/30/2016	300		326		(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements
2.63%, 01/31/2018	10,000		10,962		for additional information.
2.63%, 08/15/2020	23,270		25,284		(j)	This entity was put into conservatorship by the US Government in 2008.
2.75%, 02/15/2019	40		44		See Notes to Financial Statements for additional information.
3.13%, 05/15/2019	545		615		(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.25%, 12/31/2016	100		112		Notes to Financial Statements for additional information.
3.75%, 08/15/2041	65		76
4.00%, 08/15/2018	27,650		32,759
4.38%, 05/15/2040	14,500		18,712
4.50%, 02/15/2036	13,500		17,594
4.75%, 02/15/2041	130		178

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$90,327
Unrealized Depreciation		(29,949)
Net Unrealized Appreciation (Depreciation)		$60,378
Cost for federal income tax purposes		$2,152,442

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		37 .83%
Financial		17 .78%
Government		15 .07%
Consumer, Non-cyclical		6.61%
Asset Backed Securities		6.24%
Communications		6.20%
Energy		5.40%
Utilities		3.37%
Consumer, Cyclical		3.13%
Basic Materials		2.61%
Industrial		2.06%
Technology		1.58%
Diversified		0.10%
Liabilities in Excess of Other Assets, Net		(7.98)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
		(Pay)/					Upfront		Unrealized
		Receive	Expiration	Notional	Market		Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Value Paid/(Received) (Depreciation)
Barclays Bank PLC	CDX.NA.HY.16	(5.00)%	06/20/2016	$11,564		$82		$724	$(642)
Barclays Bank PLC	CDX.NA.HY.16	(5.00)%	06/20/2016	6,860		49		398	(349)
Barclays Bank PLC	CDX.NA.HY.16	(5.00)%	06/20/2016	12,936		92		759	(667)
Barclays Bank PLC	CDX.NA.HY.17	(5.00)%	12/20/2016	22,540		604		1,232	(628)
Barclays Bank PLC	CMBX.NA.AAA.1	(0.10)%	10/12/2052	6,250		268		347	(79)
Morgan Stanley & Co	CMBX.NA.AAA.4	(0.35)%	02/17/2051	2,500		204		181	23
Total						$1,299		$3,641	$(2,342)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For					Value Appreciation/(Depreciation)
Australian Dollar	JP Morgan Securities	03/16/2012		53,874	$53		$57		$(4)
British Pound	JP Morgan Securities	03/16/2012	214,382		331		338		(7)
Canadian Dollar	JP Morgan Securities	03/16/2012	117,941		113		118		(5)
Danish Krone	JP Morgan Securities	03/16/2012	197,248		35		35		—
Euro	JP Morgan Securities	03/16/2012	1,082,904		1,408		1,416		(8)
Japanese Yen	JP Morgan Securities	03/16/2012	139,786,994		1,795		1,835		(40)
Mexican Peso	JP Morgan Securities	03/16/2012	435,169		31		33		(2)
Polish Zloty	JP Morgan Securities	03/16/2012	129,816		37		40		(3)
Swedish Krona	JP Morgan Securities	03/16/2012	254,949		36		37		(1)
Swiss Franc	JP Morgan Securities	03/16/2012		14,621	15		16		(1)
Total									$(71)

All dollar amounts are shown in thousands (000's)

See accompanying notes

     Schedule of Investments California Municipal Fund January 31, 2012 (unaudited)

COMMON STOCKS - 3.09%	Shares Held	Value	(000	's)		Principal

Publicly Traded Investment Fund - 3.09%					MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds California Money	7,000,000		$7,000		California (continued)
Fund Portfolio					California Statewide Communities
					Development Authority CAL MTG INS
TOTAL COMMON STOCKS			$7,000		6.25%, 08/15/2028	$2,250		$2,553
	Principal				California Statewide Communities
MUNICIPAL BONDS - 101.71%	Amount (000's)	Value	(000	's)	Development Authority FANNIE MAE
					4.20%, 10/15/2018	1,405		1,466
California - 100.35%					California Statewide Communities
Abag Finance Authority for Nonprofit Corps					Development Authority FHA INS
5.25%, 10/01/2026	$1,240		$1,262		6.25%, 08/01/2024	1,000		1,241
Abag Finance Authority for Nonprofit					California Statewide Communities
Corps ACA					Development Authority NATL-RE-IBC
5.70%, 11/01/2013	1,200		1,202		6.50%, 08/01/2012	470		479
Anaheim Public Financing Authority					Carson Redevelopment Agency NATL-RE
5.25%, 10/01/2034	1,000		1,130		5.50%, 10/01/2016	1,000		1,112
Baldwin Park Public Financing Authority					City of Alhambra CA NATL-RE
4.63%, 08/01/2016	1,130		1,180		6.13%, 09/02/2018	3,580		3,590
Barstow Redevelopment Agency NATL-RE					City of Bakersfield CA Wastewater
7.00%, 09/01/2014	495		543		Revenue AGM
7.00%, 09/01/2014	255		275		5.00%, 09/15/2032	2,000		2,159
Bay Area Governments Association XLCA					City of Chula Vista CA NATL-RE
5.25%, 09/01/2029	2,000		1,842		5.00%, 08/01/2027	3,000		3,060
Bay Area Toll Authority					City of Compton CA Water Revenue
5.13%, 04/01/2039	3,000		3,281		6.00%, 08/01/2039	1,250		1,341
Berkeley Unified School					City of Imperial CA NATL-RE FGIC
District/CA ASSURED GTY					5.00%, 10/15/2020	1,250		1,269
5.00%, 08/01/2031	1,250		1,392		City of Los Angeles CA GNMA COLL
Beverly Hills Unified School District CA					6.25%, 09/20/2039	1,000		1,000
0.00%, 08/01/2028(a)	2,000		1,059
					City of Los Angeles Department of Airports
California County Tobacco Securitization					5.00%, 05/15/2035	2,000		2,231
Agency					5.13%, 05/15/2033	1,230		1,342
5.45%, 06/01/2028(b)	2,000		1,605
					City of Riverside CA Electric Revenue AGM
California Educational Facilities Authority					5.00%, 10/01/2038	3,000		3,208
5.00%, 01/01/2038(c)	1,379		1,489
5.00%, 10/01/2038(c)	900		990		City of San Francisco CA Public Utilities
5.00%, 01/01/2039(c)	5,366		5,836		Commission Water Revenue
5.25%, 10/01/2039(c)	6,500		7,290		5.00%, 11/01/2029	2,210		2,560
					5.00%, 11/01/2036	2,010		2,284
5.38%, 04/01/2034	1,000		1,080		City of San Jose CA Airport
California Health Facilities Financing					Revenue AMBAC
Authority					5.00%, 03/01/2037	5,000		5,040
5.00%, 11/15/2036	1,895		2,017		City of Torrance CA
5.75%, 09/01/2039	2,000		2,206		6.00%, 06/01/2022	1,000		1,013
6.00%, 07/01/2039	2,000		2,275		City of Turlock CA
6.50%, 10/01/2038	15		20		5.13%, 10/15/2031	1,000		968
6.50%, 10/01/2038	985		1,159		5.13%, 10/15/2037	1,000		941
California Infrastructure & Economic					City of Vernon CA
Development Bank					5.13%, 08/01/2021	2,000		2,170
5.00%, 06/01/2021	1,000		1,261		Coachella Redevelopment Agency
California Infrastructure & Economic					5.88%, 12/01/2028	1,820		1,823
Development Bank NATL-RE FGIC					County of Orange CA Airport Revenue
5.00%, 08/15/2018	500		525		5.00%, 07/01/2031	1,000		1,103
California Pollution Control Financing					County of Sacramento CA Airport System
Authority					Revenue
5.00%, 01/01/2022	2,000		2,093		5.00%, 07/01/2040	2,000		2,124
California Pollution Control Financing					Desert Hot Springs Redevelopment Agency
Authority AMBAC-TCRS					5.60%, 09/01/2038	2,000		1,515
5.85%, 06/01/2021	2,500		2,508		Dinuba Financing Authority
California State Department of Water					5.38%, 09/01/2038	1,000		878
Resources					East Bay Municipal Utility District
5.00%, 12/01/2028	1,680		1,966		5.00%, 06/01/2036	1,000		1,153
California State University					El Monte Union High School
5.25%, 11/01/2038	2,000		2,174		District ASSURED GTY
California State University AGM					5.50%, 06/01/2034	2,000		2,271
5.00%, 11/01/2039	1,000		1,067		Escondido Union High School District
California Statewide Communities					0.00%, 08/01/2041(a)	1,000		201
Development Authority					Fontana Redevelopment Agency NATL-RE
5.13%, 04/01/2037(d)	1,500		1,352
					5.20%, 09/01/2030	1,000		1,000
5.25%, 11/01/2030	1,500		1,638		Foothill-De Anza Community College
7.25%, 11/15/2041	1,500		1,657		District
					5.00%, 08/01/2040	1,500		1,673

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2012 (unaudited)

	Principal					Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

California (continued)					California (continued)
Highland Redevelopment Agency AMBAC					Rosedale-Rio Bravo Water Storage District
5.00%, 12/01/2028	$3,000		$3,027		Kern County
Indio Redevelopment Agency					5.00%, 01/01/2032	$3,000		$3,175
5.63%, 08/15/2035	1,355		1,351		5.00%, 01/01/2042	2,750		2,856
Irvine Public Facilities & Infrastructure					Salinas Valley Solid Waste
Authority AMBAC					Authority AMBAC
5.00%, 09/02/2020	1,240		1,252		5.25%, 08/01/2027	1,975		1,983
5.00%, 09/02/2021	2,220		2,239		5.25%, 08/01/2031	2,000		2,005
La Verne Public Financing Authority					San Bernardino County Redevelopment
7.25%, 09/01/2026	1,500		1,502		Agency RADIAN
Lake Elsinore Public Financing Authority					5.00%, 09/01/2018	1,565		1,631
5.80%, 09/02/2015	755		757		San Diego Community College District
Lancaster Redevelopment Agency					5.25%, 08/01/2033(c)	3,000		3,444
6.88%, 08/01/2039	1,000		1,068		San Diego County Regional Airport
Los Angeles Community Redevelopment					Authority
Agency NATL-RE					5.00%, 07/01/2040	2,250		2,375
5.40%, 07/01/2024	2,500		2,505		San Diego Public Facilities Financing
Los Angeles County Metropolitan					Authority Water Revenue
Transportation Authority AMBAC					5.38%, 08/01/2034	2,000		2,315
5.00%, 07/01/2035	1,500		1,652		San Diego Redevelopment Agency
Los Angeles Department of Water & Power					6.40%, 09/01/2019	1,000		1,002
5.38%, 07/01/2038	1,000		1,132		San Francisco Bay Area Rapid Transit
Los Angeles Unified School District/CA					District
5.00%, 07/01/2029	2,000		2,273		5.00%, 07/01/2028	1,755		2,069
Los Angeles Unified School					San Francisco City & County Airports
District/CA AGM					Commission
5.00%, 07/01/2032	1,000		1,094		5.00%, 05/01/2040	1,000		1,078
Merced Union High School District					San Francisco City & County Airports
0.00%, 08/01/2032(a)	3,380		1,125		Commission AGM-CR FGIC
Metropolitan Water District of Southern					5.00%, 05/01/2030	3,005		3,007
California AGM					San Francisco City & County Redevelopment
5.00%, 07/01/2035	2,000		2,206		Agency
Morongo Band of Mission Indians/The					6.50%, 08/01/2039	1,000		1,104
6.50%, 03/01/2028(d)	1,825		1,786		San Luis Obispo County Financing
Needles Public Utility Authority					Authority AGM
6.50%, 02/01/2022	2,785		2,785		5.00%, 08/01/2030	1,000		1,117
Norco Financing Authority AGM					Santa Clara County Financing Authority
5.63%, 10/01/2034	1,000		1,127		5.25%, 05/15/2036	2,000		2,185
Ontario Redevelopment Financing					Semitropic Improvement District
Authority AMBAC					5.00%, 12/01/2038	2,000		2,188
5.50%, 08/01/2016	1,055		1,069		Sierra View Local Health Care District/CA
Ontario Redevelopment Financing					5.25%, 07/01/2032	1,500		1,534
Authority NATL-RE					South Gate Public Financing
5.25%, 08/01/2016	1,060		1,070		Authority AMBAC
Palm Desert Financing Authority NATL-RE					5.25%, 09/01/2022	2,090		2,127
5.00%, 08/01/2022	1,280		1,290		South Gate Public Financing Authority XLCA
Perris Public Financing Authority					5.00%, 09/01/2016	1,425		1,471
5.30%, 10/01/2026	2,805		2,679		Southern California Public Power Authority
Pittsburg Unified School District FSA					5.25%, 07/01/2029	695		821
5.50%, 08/01/2031	1,000		1,147		5.25%, 07/01/2031	695		804
Pomona Public Financing Authority NATL-					State of California
RE					5.25%, 07/01/2021	2,000		2,488
5.00%, 02/01/2021	5,000		5,002		5.25%, 11/01/2040	1,500		1,653
Pomona Unified School District NATL-RE					5.75%, 04/01/2031	675		778
6.15%, 08/01/2030	1,000		1,182		6.00%, 03/01/2033	2,000		2,376
Poway Unified School District					6.00%, 04/01/2038	3,000		3,482
0.00%, 08/01/2036(a)	4,000		1,135		Stockton East Water District NATL-RE FGIC
Richmond Joint Powers Financing Authority					5.25%, 04/01/2022	1,780		1,796
6.25%, 07/01/2024	1,000		1,134		Tobacco Securitization Authority of Southern
Riverside County Public Financing Authority					California
5.80%, 05/15/2029	2,100		1,475		5.13%, 06/01/2046	1,500		1,024
Riverside County Transportation Commission					Tracy Area Public Facilities Financing
5.00%, 06/01/2032	1,500		1,669		Agency NATL-RE
Rocklin Unified School District NATL-RE					5.88%, 10/01/2013	200		201
FGIC					Tustin Community Facilities District
0.00%, 08/01/2019(a)	1,360		922		5.38%, 09/01/2029	1,000		997
0.00%, 08/01/2020(a)	1,415		908		Tustin Public Financing Authority
0.00%, 08/01/2023(a)	1,225		669		5.00%, 04/01/2041	1,000		1,105

See accompanying notes

     Schedule of Investments California Municipal Fund January 31, 2012 (unaudited)

					Portfolio Summary (unaudited)

	Principal				Sector	Percent
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	Revenue Bonds	45 .88%
					Insured	36 .45%
California (continued)					General Obligation Unltd	10 .22%
Twin Rivers Unified School District					Tax Allocation	4.22%
0.00%, 04/01/2014(a)	$1,500		$1,440		Certificate Participation	4.16%
University of California					Exchange Traded Funds	3.09%
5.25%, 05/15/2039(c)	4,500		5,064		Special Tax	0.77%
Walnut Energy Center Authority					Prerefunded	0.01%
5.00%, 01/01/2035	2,000		2,129		Liability For Floating Rate Notes Issued	(6.37)%
Western Municipal Water District Facilities					Other Assets in Excess of Liabilities, Net	1.57%
Authority					TOTAL NET ASSETS	100.00%
5.00%, 10/01/2034	1,700		1,889
			$227,087

Puerto Rico - 0.96%
Puerto Rico Infrastructure Financing
Authority
5.25%, 12/15/2026	2,000		2,168

Virgin Islands - 0.40%
Virgin Islands Public Finance Authority
6.38%, 10/01/2019	910		912

TOTAL MUNICIPAL BONDS		$230,167
Total Investments		$237,167
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.37)%
Notes with interest rates of 0.08% at January	$(14,425)	$(14,425)
31, 2012 and contractual maturity of collateral
from 2016-2017.(e)
Total Net Investments		$222,742
Other Assets in Excess of Liabilities, Net - 1.57%		$3,548
TOTAL NET ASSETS - 100.00%		$226,290

(a)	Non-Income Producing Security
(b)	Variable Rate. Rate shown is in effect at January 31, 2012.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,138 or 1.39% of net assets.
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2012

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$15,412
Unrealized Depreciation	(1,734)
Net Unrealized Appreciation (Depreciation)	$13,678
Cost for federal income tax purposes	$208,905

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

	CONVERTIBLE PREFERRED STOCKS -							Principal
	0.20%	Shares Held		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Banks	- 0.20%						Banks (continued)
	Wells Fargo & Co		5,800		$6,351		Citigroup Inc (continued)
							5.63%, 08/27/2012		$600		$611
	TOTAL CONVERTIBLE PREFERRED STOCKS				$6,351		6.00%, 02/21/2012		700		702
		Principal					6.00%, 08/15/2017		5,058		5,540
BONDS	- 41.82%	Amount (000's)		Value	(000	's)	6.13%, 05/15/2018		100		110
							6.40%, 03/27/2013	EUR	1,700		2,317
	Agriculture - 0.12%						8.50%, 05/22/2019		$2,500		3,055
	Altria Group Inc						Commonwealth Bank of Australia
	4.13%, 09/11/2015		$1,800		$1,968		1.00%, 07/12/2013(a),(b)		13,900		13,973
	UST LLC						Credit Agricole SA
	5.75%, 03/01/2018		1,700		1,902		7.59%, 01/29/2049(a)	GBP	1,400		1,500
					$3,870		8.38%, 12/13/2049(a),(b)		$16,500		13,530
	Airlines - 0.02%						Credit Suisse/New York NY
	UAL 2009-1 Pass Through Trust						2.20%, 01/14/2014		1,700		1,704
	10.40%, 11/01/2016		691		783		Danske Bank A/S
							2.50%, 05/10/2012(b)		4,100		4,121
							Deutsche Bank AG/London
Banks	- 15.97%						6.00%, 09/01/2017		2,900		3,316
	Ally Financial Inc						Dexia Credit Local SA
	3.65%, 02/11/2014(a)		12,900		12,677		1.03%, 04/29/2014(a),(b)		8,700		7,915
	6.75%, 12/01/2014		300		310		Export-Import Bank of Korea
	7.50%, 09/15/2020		1,300		1,394		4.00%, 01/29/2021		800		768
	8.30%, 02/12/2015		5,000		5,516		5.13%, 06/15/2020		1,400		1,458
	American Express Bank FSB						5.88%, 01/14/2015		8,000		8,604
	6.00%, 09/13/2017		4,700		5,454		Fifth Third Bancorp
	American Express Centurion Bank						0.98%, 12/20/2016(a)		1,600		1,447
	5.55%, 10/17/2012		1,300		1,342		Goldman Sachs Group Inc/The
	Australia & New Zealand Banking Group Ltd						1.82%, 05/23/2016(a)	EUR	1,300		1,497
	2.13%, 01/10/2014(b)		5,100		5,096		5.25%, 07/27/2021		$200		200
	Banco Santander Brasil SA/Brazil						6.25%, 09/01/2017		1,800		1,976
	4.25%, 01/14/2016(b)		2,900		2,828		6.75%, 10/01/2037		1,400		1,386
	4.50%, 04/06/2015(b)		500		495		HSBC Bank PLC
	Banco Santander Chile						2.00%, 01/19/2014(b)		1,800		1,777
	1.81%, 04/20/2012(a),(b)		4,700		4,700		ING Bank NV
	2.16%, 01/19/2016(a),(b)		2,100		1,974		1.38%, 03/30/2012(a),(b)		23,000		23,002
	Bank of America Corp						2.63%, 02/09/2012(b)		23,600		23,608
	4.50%, 04/01/2015		10,000		10,147		Intesa Sanpaolo SpA
	6.50%, 08/01/2016		10,100		10,770		2.91%, 02/24/2014(a),(b)		4,100		3,779
	Bank of Montreal						Intesa Sanpaolo SpA/New York NY
	2.85%, 06/09/2015(b)		1,800		1,903		2.38%, 12/21/2012		14,500		14,071
	Bank of Nova Scotia						JP Morgan Chase & Co
	1.65%, 10/29/2015(b)		1,900		1,922		4.65%, 06/01/2014		5,500		5,900
	1.95%, 01/30/2017(b)		200		203		6.00%, 01/15/2018		800		907
	Barclays Bank PLC						7.90%, 04/29/2049(a)		2,100		2,275
	0.74%, 09/11/2017(a)		1,300		1,248		JP Morgan Chase Bank NA
	1.68%, 05/30/2017(a)	EUR	1,200		1,546		0.87%, 06/13/2016(a)		3,500		3,181
	2.38%, 01/13/2014		$1,900		1,892		KeyCorp
	5.00%, 09/22/2016		10,100		10,848		6.50%, 05/14/2013		800		849
	6.05%, 12/04/2017(b)		4,300		4,335		Korea Development Bank/The
	BBVA Bancomer SA/Texas						4.38%, 08/10/2015		7,400		7,695
	4.50%, 03/10/2016(b)		1,100		1,107		8.00%, 01/23/2014		2,000		2,201
	6.50%, 03/10/2021(b)		2,300		2,287		Lloyds TSB Bank PLC
	BPCE SA						4.88%, 01/21/2016		1,100		1,125
	2.38%, 10/04/2013(b)		700		685		5.80%, 01/13/2020(b)		18,100		18,440
	12.50%, 08/29/2049(b),(c)		8,000		7,535		12.00%, 12/31/2049(b)		12,200		11,223
	Capital One Capital V						Morgan Stanley
	10.25%, 08/15/2039		10,000		10,462		0.88%, 01/09/2014(a)		1,200		1,128
	CIT Group Inc						1.53%, 04/29/2013(a)		11,200		10,921
	5.25%, 04/01/2014(b)		800		814		5.95%, 12/28/2017		2,700		2,774
	Citigroup Inc						7.30%, 05/13/2019		1,800		1,963
	0.68%, 03/16/2012(a)		1,319		1,319		National Bank of Canada
	0.81%, 06/09/2016(a)		300		247		2.20%, 10/19/2016(b)		700		718
	1.56%, 06/28/2013(a)	EUR	2,300		2,950		Nordea Bank AB
	2.03%, 01/13/2014(a)		$4,800		4,707		2.13%, 01/14/2014(b)		800		796
	2.45%, 08/13/2013(a)		2,200		2,199		4.88%, 01/27/2020(b)		10,900		11,392
	3.63%, 11/30/2017	EUR	2,300		2,558		Regions Bank/Birmingham AL
	4.88%, 05/07/2015		$2,200		2,239		7.50%, 05/15/2018		15,500		16,159
	5.50%, 08/27/2012		400		409		Regions Financial Corp
	5.50%, 04/11/2013		5,800		6,019		7.38%, 12/10/2037		500		443
	5.50%, 10/15/2014		10,400		11,190

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Banks (continued)						Diversified Financial Services (continued)
Royal Bank of Scotland PLC/The						International Lease Finance Corp
2.00%, 03/30/2015(a),(c)	CAD	2,000		$1,641		5.75%, 05/15/2016		$700		$690
2.63%, 05/11/2012(b)		$21,900		22,018		6.75%, 09/01/2016(b)		1,700		1,830
3.95%, 09/21/2015		1,400		1,391		KFW
Santander Issuances SAU						2.00%, 09/07/2016	EUR	4,100		5,519
7.30%, 07/27/2019(a)	GBP	9,050		12,336		Macquarie Group Ltd
Santander US Debt SAU						7.30%, 08/01/2014(b)		$7,400		7,773
1.38%, 03/30/2012(a),(b)		$17,200		17,181		Majapahit Holding BV
Societe Generale SA						7.75%, 01/20/2020		1,300		1,541
5.92%, 04/29/2049(a),(b)		500		370		Merrill Lynch & Co Inc
Sumitomo Mitsui Banking Corp						0.76%, 06/05/2012(a)		8,000		7,970
1.95%, 01/14/2014(b)		2,200		2,225		1.20%, 02/21/2012(a)	GBP	2,000		3,132
Swedish Housing Finance Corp						6.50%, 07/15/2018		$200		213
3.13%, 03/23/2012(b)		36,400		36,535		6.88%, 04/25/2018		1,700		1,835
Turkiye Garanti Bankasi AS						6.88%, 11/15/2018		100		108
3.06%, 04/20/2016(a),(b),(c)		1,100		990		MUFG Capital Finance 5 Ltd
UBS AG/Stamford CT						6.30%, 01/25/2049(a)	GBP	1,000		1,535
1.55%, 01/28/2014(a)		1,000		979		Nomura Holdings Inc
1.60%, 02/23/2012(a)		3,800		3,803		6.70%, 03/04/2020		$13,200		14,174
USB Capital IX						Northern Rock Asset Management PLC
3.50%, 04/15/2049(a)		3,600		2,694		5.63%, 06/22/2017(b),(c)		12,200		12,984
Vnesheconombank Via VEB Finance PLC						SLM Corp
5.45%, 11/22/2017(b)		900		915		3.13%, 09/17/2012	EUR	2,550		3,297
Wells Fargo & Co						4.88%, 12/17/2012	GBP	7,500		11,518
7.98%, 03/29/2049(a)		23,000		24,898		5.00%, 04/15/2015		$10,000		10,110
Westpac Banking Corp						5.05%, 11/14/2014		4,000		4,028
3.59%, 08/14/2014(b)		2,000		2,133		Springleaf Finance Corp
				$515,493		3.25%, 01/16/2013	EUR	6,800		7,820
						4.13%, 11/29/2013		7,500		7,954
Beverages - 0.74%						4.88%, 07/15/2012		$2,600		2,545
Anheuser-Busch InBev Worldwide Inc						6.90%, 12/15/2017		1,200		930
4.13%, 01/15/2015		7,900		8,606		SteelRiver Transmission Co LLC
5.38%, 01/15/2020		7,900		9,357		4.71%, 06/30/2017(b),(c)		2,994		3,072
Coca-Cola Enterprises Inc						Stone Street Trust
1.13%, 11/12/2013		5,800		5,821		5.90%, 12/15/2015(b)		6,000		5,911
				$23,784		Sydney Airport Finance Co Pty Ltd
Chemicals - 1.04%						5.13%, 02/22/2021(b)		500		513
Braskem Finance Ltd										$176,968
5.75%, 04/15/2021(b)		900		898
						Electric - 0.66%
Dow Chemical Co/The						Centrais Eletricas Brasileiras SA
2.50%, 02/15/2016		29,000		29,603		6.88%, 07/30/2019(b)		1,600		1,822
PPG Industries Inc						Cleco Power LLC
1.90%, 01/15/2016		3,100		3,110		6.00%, 12/01/2040		6,300		7,631
				$33,611		Duke Energy Carolinas LLC
Commercial Services - 0.13%						5.75%, 11/15/2013		2,300		2,496
President and Fellows of Harvard College						EDF SA
6.00%, 01/15/2019(b)		500		627		5.50%, 01/26/2014(b)		500		535
6.50%, 01/15/2039(b)		2,400		3,461		6.50%, 01/26/2019(b)		500		579
				$4,088		Enel Finance International NV
						6.80%, 09/15/2037(b)		2,800		2,620
Diversified Financial Services - 5.48%						Entergy Corp
Banque PSA Finance SA						3.63%, 09/15/2015		4,500		4,565
2.48%, 04/04/2014(a),(b)		4,300		3,904		Korea Hydro & Nuclear Power Co Ltd
Bear Stearns Cos LLC/The						6.25%, 06/17/2014		900		970
7.25%, 02/01/2018		2,300		2,750						$21,218
Caterpillar Financial Services Corp
7.05%, 10/01/2018		5,390		6,901		Finance - Mortgage Loan/Banker - 2.16%
Citigroup Capital XXI						Fannie Mae
8.30%, 12/21/2057		9,050		9,211		1.25%, 01/30/2017		38,500		38,968
FCE Bank PLC						5.00%, 02/13/2017		2,200		2,628
7.13%, 01/15/2013	EUR	5,350		7,260		5.00%, 05/11/2017		1,900		2,280
Ford Motor Credit Co LLC						Freddie Mac
7.00%, 10/01/2013		$6,100		6,527		1.00%, 03/08/2017		16,000		15,935
7.50%, 08/01/2012		1,500		1,541		2.00%, 08/25/2016		1,700		1,779
General Electric Capital Corp						2.38%, 01/13/2022		300		303
0.77%, 10/06/2015(a)		7,500		7,065		2.50%, 05/27/2016		1,700		1,821
6.88%, 01/10/2039		10,500		13,033		4.88%, 06/13/2018		3,000		3,630
Goldman Sachs Capital II						5.50%, 08/23/2017		2,000		2,458
5.79%, 12/29/2049(a)		2,600		1,774						$69,802

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Gas	- 0.01%					Mining (continued)
	ENN Energy Holdings Ltd					Vale Overseas Ltd (continued)
	6.00%, 05/13/2021(b)	$500		$471		6.88%, 11/10/2039		$2,100		$2,488
										$9,739

	Healthcare - Services - 0.73%					Mortgage Backed Securities - 4.50%
	HCA Inc					Arran Residential Mortgages Funding PLC
	8.50%, 04/15/2019	5,200		5,772		2.66%, 05/16/2047(a),(b)	EUR	977		1,277
	Hospital for Special Surgery					2.86%, 05/16/2047(a),(b)		4,200		5,470
	3.50%, 01/01/2023(b)	16,805		17,823		Banc of America Funding Corp
				$23,595		2.59%, 06/25/2034(a)		$187		180
						Banc of America Large Loan Inc
	Holding Companies - Diversified - 0.03%					2.04%, 11/15/2015(a),(b)		6,379		5,918
	Noble Group Ltd					5.81%, 02/24/2051(a),(b)		14,500		16,151
	6.75%, 01/29/2020	1,200		1,086		Banc of America Mortgage Securities Inc
						5.50%, 12/25/2020		1,508		1,495
	Home Equity Asset Backed Securities - 0.15%					BCAP 2011-RR4 8A1
	Bear Stearns Asset Backed Securities Trust					5.25%, 02/26/2036(b)		3,015		3,005
	0.48%, 12/25/2036(a)	4,000		2,314		BCAP 2011-RR5 12A1
	0.53%, 04/25/2037(a)	5,000		1,594		5.59%, 03/25/2037(a),(b),(d)		500		369
	Lake Country Mortgage Loan Trust					BCAP 2011-RR5 5A1
	0.74%, 12/25/2032(a),(b)	981		976		5.25%, 08/25/2037(a),(b),(d)		7,300		7,154
				$4,884		Bear Stearns Adjustable Rate Mortgage Trust
						3.16%, 12/25/2035(a)		350		310
	Insurance - 0.91%					Bear Stearns Alt-A Trust
	American International Group Inc					2.60%, 05/25/2035(a)		398		294
	4.95%, 03/20/2012	1,000		995		2.81%, 09/25/2035(a)		37		23
	5.45%, 05/18/2017	2,000		2,049		Bear Stearns Commercial Mortgage
	5.85%, 01/16/2018	700		730		Securities
	8.18%, 05/15/2068	11,300		10,904		5.70%, 06/11/2050		200		210
	8.25%, 08/15/2018	4,000		4,606		Chase Mortgage Finance Corp
	Dai-ichi Life Insurance Co Ltd/The					5.30%, 12/25/2035(a)		5,234		4,703
	7.25%, 12/31/2049(b)	2,200		2,297
						5.89%, 09/25/2036(a)		2,798		2,370
	Hartford Financial Services Group Inc					Citicorp Mortgage Securities Inc
	8.13%, 06/15/2068(a)	1,200		1,254
						5.50%, 08/25/2036		2,247		2,121
	Ohio National Financial Services Inc					Citigroup Mortgage Loan Trust Inc
	6.38%, 04/30/2020(b)	500		572
						5.50%, 09/25/2035		11,277		10,562
	Pacific Life Insurance Co					Countrywide Home Loan Mortgage Pass
	9.25%, 06/15/2039(b)	3,000		3,996
						Through Trust
	Pacific LifeCorp					5.50%, 11/25/2035		3,937		3,533
	6.00%, 02/10/2020(b)	900		996
						Credit Suisse Mortgage Capital Certificates
	Prudential Financial Inc					6.41%, 09/15/2017(a)		1,300		1,445
	5.53%, 06/10/2013(a)	1,000		1,016
						European Loan Conduit
	6.63%, 12/01/2037	100		117		1.61%, 05/15/2019(a)	EUR	272		293
				$29,532		Fannie Mae
	Investment Companies - 0.06%					0.59%, 04/25/2037(a)		$1,761		1,753
	Temasek Financial I Ltd					0.73%, 09/25/2035(a)		3,443		3,437
	4.30%, 10/25/2019(b)	1,700		1,845		Fannie Mae Grantor Trust
						7.50%, 06/25/2030		23		27
						7.50%, 07/25/2042		36		40
	Iron & Steel - 0.14%					GSMPS Mortgage Loan Trust
	CSN Islands XI Corp					7.50%, 06/19/2032(b)		172		174
	6.88%, 09/21/2019(c)	1,800		1,944
						Holmes Master Issuer PLC
	CSN Resources SA					2.58%, 10/15/2054(a)	EUR	2,200		2,872
	6.50%, 07/21/2020(b)	700		741
						Homebanc Mortgage Trust
	Gerdau Holdings Inc					0.55%, 10/25/2035(a)		$6,394		4,223
	7.00%, 01/20/2020(b)	1,000		1,090
						JP Morgan Chase Commercial Mortgage
	Gerdau Trade Inc					Securities Corp
	5.75%, 01/30/2021(b)	800		808		4.88%, 01/12/2038(a)		5,034		5,300
				$4,583		JP Morgan Mortgage Trust
						2.79%, 07/25/2035(a)		1,885		1,615
	Machinery - Construction & Mining - 0.25%
	Caterpillar Inc					5.75%, 01/25/2036		643		594
	0.65%, 05/21/2013(a)	8,100		8,125		5.94%, 10/25/2036(a)		2,416		1,894
						Mastr Reperforming Loan Trust
						7.00%, 08/25/2034(b)		225		230
	Mining - 0.30%					Merrill Lynch Mortgage Investors Inc
	Corp Nacional del Cobre de Chile					2.61%, 06/25/2035(a)		1,354		1,091
	7.50%, 01/15/2019(b)	600		775		Merrill Lynch/Countrywide Commercial
	Vale Overseas Ltd					Mortgage Trust
	5.63%, 09/15/2019	5,800		6,476		6.16%, 08/12/2049(a)		500		553

See accompanying notes

Schedule of Investments Core Plus Bond Fund I

January 31, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)		Value	(000	's)

Mortgage Backed Securities (continued)						Regional Authority - 2.01%
Morgan Stanley Capital I						Province of British Columbia Canada
5.11%, 06/15/2040(a)	$1,255		$1,350			3.25%, 12/18/2021	CAD	500		$519
Morgan Stanley Mortgage Loan Trust						4.30%, 06/18/2042		600		698
5.50%, 08/25/2035	2,958		2,952			Province of Ontario Canada
RBSCF Trust						1.38%, 01/27/2014		$3,300		3,340
5.47%, 09/16/2039(b)	20,378		22,431			1.60%, 09/21/2016		100		101
RBSSP Resecuritization Trust						3.00%, 07/16/2018		800		849
0.53%, 02/26/2037(a),(b)	3,984		3,262			3.15%, 06/02/2022	CAD	3,200		3,268
Structured Adjustable Rate Mortgage Loan						4.00%, 06/02/2021		14,900		16,381
Trust						4.20%, 03/08/2018		500		560
2.43%, 04/25/2035(a)	3,801		2,728			4.20%, 06/02/2020		3,500		3,916
Suntrust Adjustable Rate Mortgage Loan						4.30%, 03/08/2017		2,500		2,797
Trust						4.40%, 06/02/2019		3,000		3,401
5.73%, 10/25/2037(a)	13,133		10,833			4.60%, 06/02/2039		1,500		1,790
Thornburg Mortgage Securities Trust						5.50%, 06/02/2018		800		956
0.38%, 03/25/2037(a)	959		956			5.85%, 03/08/2033		3,800		5,162
Wachovia Bank Commercial Mortgage Trust						6.50%, 03/08/2029		4,700		6,645
5.42%, 01/15/2045	200		221			Province of Quebec Canada
WaMu Mortgage Pass Through Certificates						3.50%, 12/01/2022		2,200		2,298
5.47%, 02/25/2037(a)	7,025		5,479			4.25%, 12/01/2021		6,700		7,467
Wells Fargo Mortgage Backed Securities						4.50%, 12/01/2016		100		112
Trust						4.50%, 12/01/2017		1,200		1,360
2.65%, 03/25/2036(a)	5,665		4,388			4.50%, 12/01/2018		1,600		1,820
			$145,286			4.50%, 12/01/2020		1,200		1,363

Oil & Gas - 1.46%										$64,803
Novatek Finance Ltd						Savings & Loans - 0.40%
5.33%, 02/03/2016(b)	900		924			Nationwide Building Society
Odebrecht Drilling Norbe VIII/IX Ltd						6.25%, 02/25/2020(b)		$12,700		12,987
6.35%, 06/30/2021(b)	882		916
Petrobras International Finance Co - Pifco
3.88%, 01/27/2016	7,600		7,782			Sovereign - 2.32%
5.88%, 03/01/2018	4,700		5,155			Banco Nacional de Desenvolvimento
						Economico e Social
7.88%, 03/15/2019	9,600		11,519			4.13%, 09/15/2017(b)	EUR	800		1,044
Petroleos Mexicanos						Canada Housing Trust No 1
5.50%, 01/21/2021	6,500		7,036			2.65%, 03/15/2022(b)	CAD	2,100		2,144
6.00%, 03/05/2020	3,700		4,144			3.35%, 12/15/2020(b)		1,100		1,190
8.00%, 05/03/2019	2,100		2,625			3.75%, 03/15/2020(b)		4,900		5,473
TNK-BP Finance SA						3.80%, 06/15/2021(b)		4,400		4,941
6.13%, 03/20/2012	2,300		2,313			Canadian Government Bond
7.88%, 03/13/2018	3,100		3,456			3.25%, 06/01/2021		1,800		2,001
Total Capital SA
4.45%, 06/24/2020	1,100		1,248			3.75%, 06/01/2019		1,900		2,170
						4.25%, 06/01/2018		400		465
			$47,118			Instituto de Credito Oficial
Other Asset Backed Securities - 0.80%						3.15%, 03/25/2014(a),(c)	EUR	4,800		5,937
Avery Point CLO Ltd						Italy Buoni Poliennali Del Tesoro
1.04%, 12/17/2015(a),(b)	1,039		1,012			2.10%, 09/15/2021		3,147		3,111
Halcyon Structured Asset Management						Korea Housing Finance Corp
Long/Short CLO Ltd						4.13%, 12/15/2015(b)		$900		933
0.66%, 08/07/2021(a),(b)	11,700		11,234			Mexican Bonos
Hillmark Funding						6.00%, 06/18/2015(a)	MXN	215		1,708
0.73%, 05/21/2021(a),(b)	8,600		7,964			10.00%, 12/05/2024(a)		231,000		23,696
Small Business Administration Participation						Mexico Government International Bond
Certificates						6.05%, 01/11/2040		$1,500		1,813
4.43%, 05/01/2029(a)	5,133		5,681			Russian Foreign Bond - Eurobond
			$25,891			3.63%, 04/29/2015		400		408
						Societe Financement de l'Economie Francaise
Pipelines - 0.14%						0.77%, 07/16/2012(a),(b)		1,000		1,001
Kinder Morgan Energy Partners LP						3.38%, 05/05/2014(b)		11,300		11,755
5.85%, 09/15/2012	4,000		4,119			Spain Government Bond
TransCanada PipeLines Ltd						4.65%, 07/30/2025	EUR	600		715
7.63%, 01/15/2039	200		292			Turkey Government International Bond
			$4,411			7.00%, 09/26/2016		$3,900		4,290
Real Estate - 0.23%										$74,795
WEA Finance LLC						Student Loan Asset Backed Securities - 0.13%
7.13%, 04/15/2018(b)	6,300		7,578
						SLC Student Loan Trust
						4.75%, 06/15/2033(a),(b)		1,578		1,543
						SLM Student Loan Trust
						1.06%, 10/25/2017(a)		95		95
See accompanying notes					24

Schedule of Investments Core Plus Bond Fund I

January 31, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Student Loan Asset Backed Securities (continued)						Illinois (continued)
SLM Student Loan Trust (continued)						State of Illinois
2.35%, 04/15/2039(a),(b)		$1,463		$1,466		4.07%, 01/01/2014	$2,400		$2,487
2.94%, 12/16/2019(a),(b)		1,000		1,017		6.90%, 03/01/2035	6,000		6,511
				$4,121					$33,917

Supranational Bank - 0.03%						Louisiana - 0.12%
European Investment Bank						State of Louisiana Gasoline & Fuels Tax
3.63%, 01/15/2021	EUR	300		415		Revenue
4.63%, 04/15/2020		300		446		3.04%, 05/01/2043	3,900		3,953
				$861

Telecommunications - 0.77%						Nebraska - 0.01%
Cellco Partnership / Verizon Wireless Capital						Public Power Generation Agency
LLC						7.24%, 01/01/2041	200		232
5.25%, 02/01/2012		$3,900		3,900
Vivendi SA						Nevada - 0.07%
5.75%, 04/04/2013(b)		20,000		20,929
						County of Clark NV Airport System Revenue
				$24,829		6.82%, 07/01/2045	1,700		2,241
Transportation - 0.13%
RZD Capital Ltd						New Jersey - 0.07%
5.74%, 04/03/2017		2,300		2,386		New Jersey State Turnpike Authority
Union Pacific Corp						7.10%, 01/01/2041	1,600		2,293
4.16%, 07/15/2022		1,575		1,727
				$4,113
TOTAL BONDS				$1,350,270		New York - 0.04%
	Principal					New York City Municipal Water Finance
MUNICIPAL BONDS - 4.19%	Amount (000's)		Value	(000	's)	Authority
						6.01%, 06/15/2042	1,000		1,352
California - 2.42%
Bay Area Toll Authority
7.04%, 04/01/2050		$6,000		$8,418		Ohio- 0.09%
California Infrastructure & Economic						American Municipal Power Inc
Development Bank						8.08%, 02/15/2050	2,100		3,019
6.49%, 05/15/2049		1,000		1,179
California State University						Pennsylvania - 0.03%
6.43%, 11/01/2030		1,500		1,711		University of Pittsburgh/PA GO OF UNIV
City of Los Angeles CA Wastewater System						5.00%, 09/15/2028	800		950
Revenue
5.71%, 06/01/2039		1,000		1,188		TOTAL MUNICIPAL BONDS			$135,307
Los Angeles County Metropolitan						SENIOR FLOATING RATE INTERESTS -	Principal
Transportation Authority						0.06%	Amount (000's)	Value	(000	's)
5.74%, 06/01/2039		12,000		14,864
Los Angeles Unified School District/CA						Diversified Financial Services - 0.06%
6.76%, 07/01/2034		22,000		29,030		Springleaf Financial Funding Co, Term Loan
						5.50%, 05/28/2017(a)	$1,900		$1,765
State of California
7.60%, 11/01/2040		2,100		2,840
7.63%, 03/01/2040		4,700		6,356		TOTAL SENIOR FLOATING RATE INTERESTS			$1,765
7.95%, 03/01/2036		600		714		U.S. GOVERNMENT & GOVERNMENT	Principal
University of California						AGENCY OBLIGATIONS - 76.26%	Amount (000's)	Value	(000	's)
6.27%, 05/15/2031		5,400		5,981		Federal Home Loan Mortgage Corporation (FHLMC) -
6.55%, 05/15/2048		4,500		5,602		0.35%
				$77,883		2.47%, 06/01/2035(a),(e)	$395		$419
						4.50%, 02/01/2040(e)	283		302
Florida - 0.17%						4.50%, 12/01/2040(e)	287		310
County of Seminole FL Water & Sewer						4.50%, 12/01/2040(e)	547		586
Revenue						4.50%, 12/01/2040(e)	91		96
6.44%, 10/01/2040		5,000		5,472		4.50%, 06/01/2041(e)	6,288		6,697
						4.50%, 07/01/2041(e)	1,000		1,065
Georgia - 0.12%						5.50%, 07/01/2038(e)	1,547		1,680
Municipal Electric Authority of Georgia									$11,155
6.66%, 04/01/2057		3,500		3,995		Federal National Mortgage Association (FNMA) - 47.47%
						2.37%, 08/01/2035(a),(e)	385		407
Illinois - 1.05%						2.49%, 09/01/2035(a),(e)	423		448
Chicago Transit Authority						3.00%, 03/01/2027(e),(f)	54,000		56,126
5.25%, 12/01/2036		5,400		6,037		3.33%, 11/01/2021(e)	199		214
6.20%, 12/01/2040		11,000		12,644		3.50%, 07/01/2013(e)	41		42
City of Chicago IL Waterworks Revenue						3.50%, 10/01/2020(e)	100		105
6.64%, 11/01/2029		5,000		6,238		3.50%, 03/01/2025(e)	36		38
						3.50%, 09/01/2025(e)	551		580

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
3.50%, 11/01/2025(e)	$692		$729		4.50%, 02/01/2030(e)	$190		$203
3.50%, 12/01/2025(e)	298		314		4.50%, 06/01/2033(e)	500		535
3.50%, 01/01/2026(e)	199		210		4.50%, 07/01/2033(e)	4,402		4,713
3.50%, 01/01/2026(e)	250		263		4.50%, 09/01/2033(e)	30		32
3.50%, 02/01/2026(e)	415		437		4.50%, 09/01/2033(e)	1,113		1,192
3.50%, 06/01/2026(e)	795		838		4.50%, 10/01/2033(e)	35		38
3.50%, 08/01/2026(e)	1,000		1,054		4.50%, 01/01/2034(e)	3,563		3,815
3.50%, 08/01/2026(e)	1,000		1,054		4.50%, 03/01/2034(e)	24		26
3.50%, 09/01/2026(e)	4,000		4,214		4.50%, 01/01/2035(e)	562		601
3.50%, 10/01/2026(e)	9,000		9,482		4.50%, 02/01/2035(e)	891		954
3.50%, 01/01/2027(e),(f)	4,000		4,211		4.50%, 04/01/2035(e)	52		55
3.50%, 02/01/2027(e),(f)	13,000		13,678		4.50%, 06/01/2035(e)	745		797
3.50%, 12/01/2041(e)	1,247		1,297		4.50%, 09/01/2035(e)	521		558
3.50%, 12/01/2041(e)	89,991		93,595		4.50%, 12/01/2035(e)	4,331		4,635
3.50%, 01/01/2042(e)	753		783		4.50%, 12/01/2035(e)	411		440
3.50%, 02/01/2042(e),(f)	32,000		33,245		4.50%, 09/01/2036(e)	1,539		1,647
4.00%, 04/01/2014(e)	690		732		4.50%, 04/01/2037(e)	92		99
4.00%, 02/01/2024(e)	65		69		4.50%, 08/01/2037(e)	984		1,053
4.00%, 03/01/2024(e)	82		87		4.50%, 02/01/2038(e)	39		41
4.00%, 06/01/2024(e)	226		239		4.50%, 03/01/2038(e)	114		122
4.00%, 07/01/2024(e)	83		88		4.50%, 03/01/2038(e)	16		17
4.00%, 07/01/2024(e)	132		140		4.50%, 03/01/2038(e)	80		85
4.00%, 10/01/2024(e)	57		60		4.50%, 03/01/2038(e)	22		23
4.00%, 02/01/2025(e)	147		156		4.50%, 04/01/2038(e)	20		21
4.00%, 10/01/2025(e)	63		67		4.50%, 04/01/2038(e)	250		268
4.00%, 01/01/2026(e)	26		27		4.50%, 04/01/2038(e)	1,083		1,158
4.00%, 02/01/2026(e)	2		2		4.50%, 05/01/2038(e)	400		428
4.00%, 02/01/2026(e)	106		113		4.50%, 06/01/2038(e)	324		346
4.00%, 04/01/2026(e)	430		456		4.50%, 06/01/2038(e)	4,073		4,357
4.00%, 06/01/2026(e)	27		29		4.50%, 06/01/2038(e)	288		308
4.00%, 06/01/2026(e)	636		676		4.50%, 06/01/2038(e)	643		688
4.00%, 12/01/2039(e)	1,055		1,117		4.50%, 08/01/2038(e)	183		196
4.00%, 02/01/2040(e)	1,000		1,058		4.50%, 08/01/2038(e)	515		551
4.00%, 07/01/2040(e)	55		58		4.50%, 11/01/2038(e)	155		166
4.00%, 08/01/2040(e)	3,000		3,175		4.50%, 01/01/2039(e)	899		962
4.00%, 08/01/2040(e)	500		529		4.50%, 01/01/2039(e)	16		17
4.00%, 09/01/2040(e)	552		584		4.50%, 01/01/2039(e)	1,566		1,675
4.00%, 10/01/2040(e)	848		898		4.50%, 01/01/2039(e)	198		211
4.00%, 10/01/2040(e)	200		212		4.50%, 01/01/2039(e)	197		211
4.00%, 11/01/2040(e)	558		591		4.50%, 01/01/2039(e)	89		95
4.00%, 11/01/2040(e)	4,101		4,340		4.50%, 02/01/2039(e)	692		741
4.00%, 11/01/2040(e)	434		459		4.50%, 02/01/2039(e)	3,201		3,424
4.00%, 11/01/2040(e)	3,000		3,175		4.50%, 02/01/2039(e)	2,180		2,332
4.00%, 12/01/2040(e)	1,842		1,949		4.50%, 02/01/2039(e)	405		433
4.00%, 12/01/2040(e)	279		295		4.50%, 02/01/2039(e)	1,419		1,518
4.00%, 01/01/2041(e)	1,000		1,059		4.50%, 02/01/2039(e)	1,315		1,407
4.00%, 01/01/2041(e)	977		1,033		4.50%, 02/01/2039(e)	814		870
4.00%, 01/01/2041(e)	317		336		4.50%, 02/01/2039(e)	66		71
4.00%, 03/01/2041(e)	1,000		1,059		4.50%, 03/01/2039(e)	2,135		2,285
4.00%, 04/01/2041(e)	770		815		4.50%, 03/01/2039(e)	16,570		17,728
4.00%, 08/01/2041(e)	12,800		13,549		4.50%, 03/01/2039(e)	205		219
4.00%, 08/01/2041(e)	152		161		4.50%, 04/01/2039(e)	3,000		3,209
4.00%, 09/01/2041(e)	5,000		5,293		4.50%, 04/01/2039(e)	612		654
4.00%, 10/01/2041(e)	848		898		4.50%, 04/01/2039(e)	284		304
4.00%, 10/01/2041(e)	49		52		4.50%, 04/01/2039(e)	10,981		11,749
4.00%, 10/01/2041(e)	99		105		4.50%, 04/01/2039(e)	224		240
4.00%, 10/01/2041(e)	846		896		4.50%, 04/01/2039(e)	781		836
4.00%, 11/01/2041(e)	181		192		4.50%, 04/01/2039(e)	5,425		5,805
4.00%, 01/01/2042(e)	500		529		4.50%, 04/01/2039(e)	1,815		1,941
4.00%, 02/01/2042(e),(f)	3,000		3,171		4.50%, 04/01/2039(e)	263		282
4.00%, 03/01/2042(e),(f)	26,000		27,414		4.50%, 05/01/2039(e)	2,871		3,072
4.50%, 02/01/2025(e)	348		377		4.50%, 05/01/2039(e)	2,989		3,198
4.50%, 03/01/2029(e)	152		162		4.50%, 05/01/2039(e)	75		80
4.50%, 04/01/2029(e)	58		62		4.50%, 05/01/2039(e)	1,978		2,117
4.50%, 05/01/2029(e)	430		461		4.50%, 05/01/2039(e)	822		884
4.50%, 06/01/2029(e)	463		496		4.50%, 05/01/2039(e)	625		671
4.50%, 08/01/2029(e)	430		460		4.50%, 05/01/2039(e)	9,000		9,629
4.50%, 09/01/2029(e)	25		26		4.50%, 06/01/2039(e)	165		177
4.50%, 10/01/2029(e)	476		509		4.50%, 06/01/2039(e)	4,466		4,778

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.50%, 06/01/2039(e)	$2,379		$2,545		4.50%, 08/01/2040(e)	$26		$28
4.50%, 06/01/2039(e)	19,967		21,363		4.50%, 08/01/2040(e)	1,499		1,603
4.50%, 06/01/2039(e)	1,000		1,070		4.50%, 08/01/2040(e)	8,053		8,616
4.50%, 07/01/2039(e)	23		24		4.50%, 09/01/2040(e)	194		207
4.50%, 07/01/2039(e)	4,342		4,646		4.50%, 09/01/2040(e)	7,644		8,178
4.50%, 07/01/2039(e)	381		408		4.50%, 09/01/2040(e)	558		597
4.50%, 07/01/2039(e)	766		819		4.50%, 09/01/2040(e)	4,822		5,159
4.50%, 08/01/2039(e)	2,334		2,497		4.50%, 09/01/2040(e)	72		77
4.50%, 08/01/2039(e)	2,008		2,149		4.50%, 09/01/2040(e)	204		219
4.50%, 08/01/2039(e)	454		486		4.50%, 09/01/2040(e)	1,000		1,070
4.50%, 08/01/2039(e)	4,217		4,512		4.50%, 09/01/2040(e)	419		449
4.50%, 09/01/2039(e)	1,953		2,090		4.50%, 09/01/2040(e)	462		497
4.50%, 09/01/2039(e)	963		1,030		4.50%, 09/01/2040(e)	7,461		7,983
4.50%, 09/01/2039(e)	960		1,028		4.50%, 09/01/2040(e)	1,783		1,908
4.50%, 09/01/2039(e)	760		813		4.50%, 10/01/2040(e)	3,503		3,748
4.50%, 09/01/2039(e)	952		1,019		4.50%, 10/01/2040(e)	433		463
4.50%, 10/01/2039(e)	465		498		4.50%, 10/01/2040(e)	855		915
4.50%, 10/01/2039(e)	74		79		4.50%, 10/01/2040(e)	24		25
4.50%, 10/01/2039(e)	64		69		4.50%, 10/01/2040(e)	330		353
4.50%, 11/01/2039(e)	437		468		4.50%, 10/01/2040(e)	69		74
4.50%, 11/01/2039(e)	564		603		4.50%, 10/01/2040(e)	127		136
4.50%, 11/01/2039(e)	656		702		4.50%, 10/01/2040(e)	614		656
4.50%, 11/01/2039(e)	842		901		4.50%, 10/01/2040(e)	675		722
4.50%, 11/01/2039(e)	10,581		11,321		4.50%, 10/01/2040(e)	2,550		2,729
4.50%, 11/01/2039(e)	1,497		1,602		4.50%, 11/01/2040(e)	9,103		9,739
4.50%, 12/01/2039(e)	7,769		8,313		4.50%, 11/01/2040(e)	941		1,007
4.50%, 01/01/2040(e)	894		956		4.50%, 11/01/2040(e)	2,449		2,620
4.50%, 01/01/2040(e)	19		20		4.50%, 12/01/2040(e)	330		353
4.50%, 01/01/2040(e)	12,211		13,065		4.50%, 12/01/2040(e)	527		564
4.50%, 01/01/2040(e)	412		441		4.50%, 01/01/2041(e)	386		413
4.50%, 02/01/2040(e)	675		723		4.50%, 02/01/2041(e)	1,183		1,266
4.50%, 02/01/2040(e)	8,565		9,164		4.50%, 02/01/2041(e)	213		228
4.50%, 02/01/2040(e)	38		41		4.50%, 02/01/2041(e)	1,801		1,927
4.50%, 02/01/2040(e)	154		165		4.50%, 02/01/2041(e)	273		292
4.50%, 02/01/2040(e)	633		677		4.50%, 02/01/2041(e)	831		889
4.50%, 02/01/2040(e)	3,947		4,223		4.50%, 02/01/2041(e)	902		965
4.50%, 02/01/2040(e)	267		286		4.50%, 03/01/2041(e)	545		583
4.50%, 03/01/2040(e)	79		85		4.50%, 03/01/2041(e)	76		81
4.50%, 03/01/2040(e)	505		540		4.50%, 03/01/2041(e)	705		754
4.50%, 03/01/2040(e)	24		26		4.50%, 03/01/2041(e)	917		981
4.50%, 03/01/2040(e)	100		107		4.50%, 03/01/2041(e)	343		367
4.50%, 03/01/2040(e)	778		833		4.50%, 03/01/2041(e)	300		321
4.50%, 03/01/2040(e)	307		328		4.50%, 04/01/2041(e)	228		244
4.50%, 03/01/2040(e)	2,121		2,269		4.50%, 04/01/2041(e)	83		89
4.50%, 03/01/2040(e)	1,585		1,695		4.50%, 04/01/2041(e)	450		481
4.50%, 03/01/2040(e)	463		496		4.50%, 04/01/2041(e)	209		223
4.50%, 03/01/2040(e)	625		669		4.50%, 04/01/2041(e)	989		1,058
4.50%, 04/01/2040(e)	997		1,067		4.50%, 04/01/2041(e)	429		459
4.50%, 04/01/2040(e)	885		947		4.50%, 04/01/2041(e)	313		335
4.50%, 04/01/2040(e)	6,852		7,331		4.50%, 04/01/2041(e)	445		476
4.50%, 05/01/2040(e)	274		293		4.50%, 04/01/2041(e)	254		272
4.50%, 05/01/2040(e)	303		324		4.50%, 04/01/2041(e)	887		949
4.50%, 06/01/2040(e)	631		675		4.50%, 04/01/2041(e)	22		24
4.50%, 06/01/2040(e)	913		977		4.50%, 04/01/2041(e)	97		104
4.50%, 06/01/2040(e)	16,798		17,972		4.50%, 04/01/2041(e)	703		753
4.50%, 06/01/2040(e)	146		156		4.50%, 04/01/2041(e)	7,507		8,031
4.50%, 07/01/2040(e)	76		82		4.50%, 05/01/2041(e)	1,000		1,070
4.50%, 07/01/2040(e)	1,511		1,616		4.50%, 05/01/2041(e)	51,060		54,630
4.50%, 07/01/2040(e)	446		477		4.50%, 05/01/2041(e)	31,890		34,120
4.50%, 07/01/2040(e)	1,458		1,560		4.50%, 05/01/2041(e)	55		59
4.50%, 07/01/2040(e)	452		484		4.50%, 05/01/2041(e)	33,177		35,497
4.50%, 08/01/2040(e)	302		323		4.50%, 05/01/2041(e)	490		524
4.50%, 08/01/2040(e)	237		253		4.50%, 05/01/2041(e)	255		272
4.50%, 08/01/2040(e)	142		152		4.50%, 05/01/2041(e)	69		74
4.50%, 08/01/2040(e)	255,700		273,371		4.50%, 05/01/2041(e)	7,812		8,358
4.50%, 08/01/2040(e)	1,742		1,864		4.50%, 05/01/2041(e)	637		681
4.50%, 08/01/2040(e)	3,000		3,210		4.50%, 05/01/2041(e)	71		76
4.50%, 08/01/2040(e)	2,761		2,954		4.50%, 05/01/2041(e)	57		61
4.50%, 08/01/2040(e)	1,000		1,070		4.50%, 05/01/2041(e)	3,000		3,210

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.50%, 05/01/2041(e)	$37		$40		5.50%, 08/01/2034(e)	$20		$22
4.50%, 05/01/2041(e)	222		237		5.50%, 01/01/2035(e)	88		96
4.50%, 05/01/2041(e)	4,049		4,332		5.50%, 07/01/2035(e)	98		107
4.50%, 05/01/2041(e)	394		421		5.50%, 08/01/2035(e)	401		437
4.50%, 05/01/2041(e)	634		679		5.50%, 10/01/2035(e)	414		452
4.50%, 05/01/2041(e)	271		290		5.50%, 12/01/2035(e)	36		39
4.50%, 05/01/2041(e)	790		845		5.50%, 01/01/2036(e)	276		301
4.50%, 05/01/2041(e)	297		318		5.50%, 06/01/2036(e)	207		225
4.50%, 05/01/2041(e)	64		68		5.50%, 12/01/2036(e)	496		541
4.50%, 05/01/2041(e)	157		168		5.50%, 12/01/2036(e)	549		598
4.50%, 05/01/2041(e)	6,416		6,865		5.50%, 01/01/2037(e)	195		213
4.50%, 06/01/2041(e)	144		154		5.50%, 01/01/2037(e)	611		665
4.50%, 06/01/2041(e)	9,607		10,279		5.50%, 01/01/2037(e)	277		302
4.50%, 06/01/2041(e)	129		138		5.50%, 02/01/2037(e)	400		435
4.50%, 06/01/2041(e)	428		457		5.50%, 02/01/2037(e)	21		23
4.50%, 06/01/2041(e)	730		781		5.50%, 02/01/2037(e)	282		307
4.50%, 06/01/2041(e)	828		886		5.50%, 03/01/2037(e)	188		204
4.50%, 06/01/2041(e)	108		116		5.50%, 05/01/2037(e)	786		856
4.50%, 06/01/2041(e)	15,508		16,592		5.50%, 05/01/2037(e)	2,342		2,550
4.50%, 07/01/2041(e)	217		232		5.50%, 06/01/2037(e)	500		544
4.50%, 07/01/2041(e)	1,238		1,324		5.50%, 07/01/2037(e)	17		18
4.50%, 07/01/2041(e)	2,251		2,409		5.50%, 07/01/2037(e)	18		19
4.50%, 07/01/2041(e)	109		117		5.50%, 07/01/2037(e)	31		34
4.50%, 07/01/2041(e)	887		949		5.50%, 08/01/2037(e)	200		218
4.50%, 07/01/2041(e)	531		568		5.50%, 08/01/2037(e)	286		312
4.50%, 07/01/2041(e)	821		878		5.50%, 12/01/2037(e)	193		210
4.50%, 07/01/2041(e)	1,000		1,070		5.50%, 12/01/2037(e)	11		12
4.50%, 07/01/2041(e)	40		43		5.50%, 01/01/2038(e)	572		623
4.50%, 07/01/2041(e)	2,179		2,332		5.50%, 01/01/2038(e)	31		33
4.50%, 07/01/2041(e)	91		97		5.50%, 01/01/2038(e)	489		533
4.50%, 08/01/2041(e)	720		771		5.50%, 02/01/2038(e)	24		26
4.50%, 08/01/2041(e)	1,367		1,462		5.50%, 02/01/2038(e)	582		637
4.50%, 08/01/2041(e)	78		83		5.50%, 02/01/2038(e)	522		571
4.50%, 08/01/2041(e)	120		128		5.50%, 02/01/2038(e)	69		75
4.50%, 08/01/2041(e)	49		53		5.50%, 03/01/2038(e)	115		125
4.50%, 09/01/2041(e)	133		142		5.50%, 04/01/2038(e)	18		19
4.50%, 09/01/2041(e)	3,580		3,830		5.50%, 04/01/2038(e)	300		327
4.50%, 09/01/2041(e)	194		208		5.50%, 05/01/2038(e)	925		1,007
4.50%, 09/01/2041(e)	3,406		3,644		5.50%, 05/01/2038(e)	86		93
4.50%, 10/01/2041(e)	1,478		1,581		5.50%, 05/01/2038(e)	357		389
4.50%, 10/01/2041(e)	300		321		5.50%, 05/01/2038(e)	53		58
4.50%, 11/01/2041(e)	2,394		2,561		5.50%, 05/01/2038(e)	353		384
4.50%, 01/01/2042(e)	115		123		5.50%, 06/01/2038(e)	183		199
4.50%, 01/01/2042(e)	155		166		5.50%, 06/01/2038(e)	100		109
4.50%, 03/01/2042(e),(f)	95,000		101,294		5.50%, 06/01/2038(e)	45		49
5.00%, 10/01/2029(e)	317		343		5.50%, 06/01/2038(e)	888		967
5.00%, 01/01/2030(e)	1,171		1,265		5.50%, 06/01/2038(e)	751		817
5.00%, 07/01/2030(e)	897		969		5.50%, 06/01/2038(e)	738		803
5.00%, 08/01/2030(e)	439		475		5.50%, 06/01/2038(e)	100		109
5.00%, 07/01/2033(e)	60		65		5.50%, 07/01/2038(e)	903		983
5.00%, 08/01/2033(e)	57		61		5.50%, 07/01/2038(e)	683		744
5.00%, 12/01/2035(e)	19,998		21,616		5.50%, 07/01/2038(e)	1,434		1,561
5.00%, 07/01/2040(e)	59		64		5.50%, 08/01/2038(e)	426		466
5.50%, 11/01/2023(e)	300		326		5.50%, 08/01/2038(e)	34		37
5.50%, 02/01/2027(e)	10		11		5.50%, 08/01/2038(e)	237		258
5.50%, 08/01/2027(e)	107		117		5.50%, 09/01/2038(e)	211		230
5.50%, 04/01/2028(e)	9,089		9,902		5.50%, 10/01/2038(e)	1,156		1,259
5.50%, 05/01/2028(e)	558		609		5.50%, 10/01/2038(e)	134		145
5.50%, 06/01/2028(e)	52		56		5.50%, 11/01/2038(e)	35		38
5.50%, 01/01/2030(e)	224		244		5.50%, 11/01/2038(e)	229		250
5.50%, 12/01/2032(e)	86		94		5.50%, 11/01/2038(e)	32		35
5.50%, 05/01/2033(e)	300		327		5.50%, 12/01/2038(e)	400		435
5.50%, 06/01/2033(e)	193		211		5.50%, 12/01/2038(e)	10		11
5.50%, 12/01/2033(e)	470		513		5.50%, 01/01/2039(e)	2,624		2,857
5.50%, 12/01/2033(e)	500		545		5.50%, 01/01/2039(e)	500		544
5.50%, 12/01/2033(e)	22		24		5.50%, 03/01/2039(e)	406		442
5.50%, 12/01/2033(e)	37		41		5.50%, 04/01/2039(e)	389		425
5.50%, 01/01/2034(e)	174		191		5.50%, 05/01/2039(e)	620		678
5.50%, 04/01/2034(e)	72		79		5.50%, 08/01/2039(e)	15,255		16,609

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
5.50%, 11/01/2039(e)	$4,640		$5,051		6.00%, 01/01/2037(e)	$8		$9
5.50%, 12/01/2039(e)	1,361		1,484		6.00%, 01/01/2037(e)	79		87
5.50%, 05/01/2040(e)	2,177		2,370		6.00%, 01/01/2037(e)	206		227
5.50%, 05/01/2040(e)	95		104		6.00%, 01/01/2037(e)	456		503
5.50%, 02/01/2041(e)	864		946		6.00%, 02/01/2037(e)	204		224
5.50%, 07/01/2041(e)	8,406		9,152		6.00%, 04/01/2037(e)	42		46
5.50%, 07/01/2041(e)	55,868		60,825		6.00%, 04/01/2037(e)	396		436
5.50%, 09/01/2041(e)	415		451		6.00%, 04/01/2037(e)	216		238
5.50%, 01/01/2042(e),(f)	2,000		2,174		6.00%, 04/01/2037(e)	328		361
6.00%, 12/01/2031(e)	21		24		6.00%, 04/01/2037(e)	537		591
6.00%, 04/01/2033(e)	23		26		6.00%, 04/01/2037(e)	80		89
6.00%, 07/01/2033(e)	9		11		6.00%, 05/01/2037(e)	174		191
6.00%, 06/01/2034(e)	17		18		6.00%, 05/01/2037(e)	13		15
6.00%, 07/01/2034(e)	12		13		6.00%, 05/01/2037(e)	404		444
6.00%, 08/01/2034(e)	41		45		6.00%, 06/01/2037(e)	8		9
6.00%, 11/01/2034(e)	41		45		6.00%, 06/01/2037(e)	199		219
6.00%, 04/01/2035(e)	8		9		6.00%, 06/01/2037(e)	333		366
6.00%, 05/01/2035(e)	29		32		6.00%, 06/01/2037(e)	302		333
6.00%, 06/01/2035(e)	75		83		6.00%, 06/01/2037(e)	27		29
6.00%, 06/01/2035(e)	668		739		6.00%, 06/01/2037(e)	209		231
6.00%, 07/01/2035(e)	608		672		6.00%, 07/01/2037(e)	486		535
6.00%, 09/01/2035(e)	119		131		6.00%, 07/01/2037(e)	829		912
6.00%, 09/01/2035(e)	25		28		6.00%, 07/01/2037(e)	9		9
6.00%, 10/01/2035(e)	630		696		6.00%, 07/01/2037(e)	6		7
6.00%, 10/01/2035(e)	14		15		6.00%, 07/01/2037(e)	29		31
6.00%, 02/01/2036(e)	322		355		6.00%, 07/01/2037(e)	56		62
6.00%, 02/01/2036(e)	85		95		6.00%, 07/01/2037(e)	439		483
6.00%, 04/01/2036(e)	445		490		6.00%, 07/01/2037(e)	117		128
6.00%, 05/01/2036(e)	118		131		6.00%, 07/01/2037(e)	49		54
6.00%, 06/01/2036(e)	6		7		6.00%, 07/01/2037(e)	175		193
6.00%, 07/01/2036(e)	29		32		6.00%, 07/01/2037(e)	8		9
6.00%, 08/01/2036(e)	100		110		6.00%, 07/01/2037(e)	161		177
6.00%, 08/01/2036(e)	6		7		6.00%, 07/01/2037(e)	3		4
6.00%, 08/01/2036(e)	7		8		6.00%, 07/01/2037(e)	205		226
6.00%, 08/01/2036(e)	52		57		6.00%, 07/01/2037(e)	54		59
6.00%, 08/01/2036(e)	9		10		6.00%, 07/01/2037(e)	310		342
6.00%, 09/01/2036(e)	512		564		6.00%, 07/01/2037(e)	1,146		1,262
6.00%, 09/01/2036(e)	367		404		6.00%, 07/01/2037(e)	49		54
6.00%, 09/01/2036(e)	350		386		6.00%, 08/01/2037(e)	9		10
6.00%, 09/01/2036(e)	368		406		6.00%, 08/01/2037(e)	150		165
6.00%, 09/01/2036(e)	9		11		6.00%, 08/01/2037(e)	170		187
6.00%, 10/01/2036(e)	6		7		6.00%, 08/01/2037(e)	118		130
6.00%, 10/01/2036(e)	7		7		6.00%, 08/01/2037(e)	360		397
6.00%, 10/01/2036(e)	20		22		6.00%, 08/01/2037(e)	170		187
6.00%, 10/01/2036(e)	206		226		6.00%, 08/01/2037(e)	277		304
6.00%, 10/01/2036(e)	2,003		2,206		6.00%, 08/01/2037(e)	268		295
6.00%, 10/01/2036(e)	10		11		6.00%, 08/01/2037(e)	7,699		8,474
6.00%, 10/01/2036(e)	133		147		6.00%, 08/01/2037(e)	155		170
6.00%, 10/01/2036(e)	633		697		6.00%, 08/01/2037(e)	8		9
6.00%, 10/01/2036(e)	36		40		6.00%, 08/01/2037(e)	143		158
6.00%, 11/01/2036(e)	5		6		6.00%, 08/01/2037(e)	321		353
6.00%, 11/01/2036(e)	182		200		6.00%, 08/01/2037(e)	1,194		1,314
6.00%, 11/01/2036(e)	251		276		6.00%, 08/01/2037(e)	141		155
6.00%, 11/01/2036(e)	7		8		6.00%, 09/01/2037(e)	72		79
6.00%, 11/01/2036(e)	6		7		6.00%, 09/01/2037(e)	104		115
6.00%, 11/01/2036(e)	70		77		6.00%, 09/01/2037(e)	183		201
6.00%, 11/01/2036(e)	121		133		6.00%, 09/01/2037(e)	419		463
6.00%, 12/01/2036(e)	606		668		6.00%, 09/01/2037(e)	5		5
6.00%, 12/01/2036(e)	97		107		6.00%, 09/01/2037(e)	199		218
6.00%, 12/01/2036(e)	327		360		6.00%, 09/01/2037(e)	8,820		9,707
6.00%, 12/01/2036(e)	486		535		6.00%, 09/01/2037(e)	4,086		4,497
6.00%, 12/01/2036(e)	18		20		6.00%, 09/01/2037(e)	20		22
6.00%, 12/01/2036(e)	23		25		6.00%, 09/01/2037(e)	4,682		5,153
6.00%, 12/01/2036(e)	451		496		6.00%, 09/01/2037(e)	160		176
6.00%, 12/01/2036(e)	145		160		6.00%, 09/01/2037(e)	1,281		1,409
6.00%, 12/01/2036(e)	294		324		6.00%, 09/01/2037(e)	220		242
6.00%, 01/01/2037(e)	7		8		6.00%, 09/01/2037(e)	929		1,022
6.00%, 01/01/2037(e)	655		721		6.00%, 09/01/2037(e)	679		748
6.00%, 01/01/2037(e)	427		470		6.00%, 09/01/2037(e)	10		11

See accompanying notes

Schedule of Investments Core Plus Bond Fund I

January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
6.00%, 09/01/2037(e)	$6		$7		6.00%, 02/01/2038(e)	$312		$344
6.00%, 09/01/2037(e)	260		287		6.00%, 02/01/2038(e)	429		472
6.00%, 09/01/2037(e)	491		541		6.00%, 02/01/2038(e)	22		24
6.00%, 09/01/2037(e)	37		40		6.00%, 03/01/2038(e)	69		76
6.00%, 09/01/2037(e)	440		484		6.00%, 09/01/2038(e)	3,144		3,460
6.00%, 09/01/2037(e)	6		7		6.00%, 03/01/2042(e),(f)	7,000		7,679
6.00%, 09/01/2037(e)	5		6					$1,532,690
6.00%, 09/01/2037(e)	470		518
6.00%, 09/01/2037(e)	1,132		1,246		U.S. Treasury - 21.88%
					0.25%, 01/15/2015(g)	23,900		23,866
6.00%, 10/01/2037(e)	195		215
6.00%, 10/01/2037(e)	132		145		0.88%, 12/31/2016	145,200		146,482
6.00%, 10/01/2037(e)	832		916		0.88%, 01/31/2017	6,400		6,451
					1.38%, 11/30/2018(g)	92,800		93,866
6.00%, 10/01/2037(e)	1,965		2,167
					1.50%, 08/31/2018(g),(h)	202,400		207,033
6.00%, 10/01/2037(e)	223		245
6.00%, 10/01/2037(e)	422		465		2.00%, 11/15/2021	1,800		1,831
6.00%, 10/01/2037(e)	19,596		21,567		2.13%, 08/15/2021	45,000		46,452
6.00%, 10/01/2037(e)	9		9		2.63%, 08/15/2020	15,400		16,733
6.00%, 10/01/2037(e)	31		35		2.63%, 11/15/2020	74,400		80,701
6.00%, 10/01/2037(e)	174		191		3.00%, 02/28/2017	200		223
6.00%, 10/01/2037(e)	387		426		3.38%, 11/15/2019	900		1,033
6.00%, 10/01/2037(e)	288		318		3.50%, 05/15/2020	20,000		23,175
6.00%, 10/01/2037(e)	401		442		3.63%, 02/15/2020	13,400		15,653
6.00%, 10/01/2037(e)	401		442		3.63%, 02/15/2021	36,600		42,756
6.00%, 10/01/2037(e)	979		1,077					$706,255
6.00%, 10/01/2037(e)	932		1,026		U.S. Treasury Bill - 0.15%
6.00%, 10/01/2037(e)	8		8		0.02%, 02/23/2012(g),(i)	300		300
6.00%, 10/01/2037(e)	133		146		0.04%, 05/17/2012(i)	690		690
6.00%, 10/01/2037(e)	5,731		6,308		0.04%, 06/07/2012(g),(i)	1,510		1,509
6.00%, 10/01/2037(e)	250		275		0.05%, 07/05/2012(g),(i)	740		740
6.00%, 11/01/2037(e)	323		355		0.06%, 05/24/2012(g),(i)	440		440
6.00%, 11/01/2037(e)	400		440		0.07%, 07/19/2012(g),(i)	260		260
6.00%, 11/01/2037(e)	144		158		0.08%, 07/26/2012(g),(i)	310		310
6.00%, 11/01/2037(e)	276		304		0.10%, 01/10/2013(g),(i)	620		619
6.00%, 11/01/2037(e)	172		189
6.00%, 11/01/2037(e)	7		8					$4,868
6.00%, 11/01/2037(e)	177		195		U.S. Treasury Inflation-Indexed Obligations - 6.41%
6.00%, 11/01/2037(e)	44		49		0.63%, 07/15/2021	9,837		10,818
6.00%, 11/01/2037(e)	3,967		4,366		1.13%, 01/15/2021	4,447		5,085
6.00%, 11/01/2037(e)	163		179		1.25%, 07/15/2020	1,556		1,802
6.00%, 11/01/2037(e)	11		12		1.38%, 01/15/2020	10,985		12,780
6.00%, 11/01/2037(e)	598		660		1.75%, 01/15/2028	10,259		12,707
6.00%, 11/01/2037(e)	101		111		2.00%, 01/15/2026	16,072		20,298
6.00%, 11/01/2037(e)	674		742		2.13%, 02/15/2040	9,525		13,272
6.00%, 11/01/2037(e)	1,401		1,542		2.38%, 01/15/2025	12,242		15,985
6.00%, 11/01/2037(e)	1,267		1,394		2.38%, 01/15/2027(g),(h)	58,671		77,922
6.00%, 11/01/2037(e)	295		325		2.50%, 01/15/2029(h)	24,130		33,109
6.00%, 11/01/2037(e)	63		69		3.88%, 04/15/2029	2,064		3,304
6.00%, 11/01/2037(e)	399		439					$207,082
6.00%, 12/01/2037(e)	638		702		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 12/01/2037(e)	200		220		OBLIGATIONS			$2,462,050
6.00%, 12/01/2037(e)	241		265			Maturity
6.00%, 12/01/2037(e)	87		96		REPURCHASE AGREEMENTS - 0.17%	Amount (000's)	Value	(000	's)
6.00%, 12/01/2037(e)	38		41
6.00%, 12/01/2037(e)	349		384		U.S. Treasury - 0.17%
6.00%, 12/01/2037(e)	336		370		United States Treasury Repurchase	$5,600		$5,600
6.00%, 12/01/2037(e)	1,590		1,750		Agreement; 0.16% dated 01/31/12 maturing
6.00%, 12/01/2037(e)	371		408		02/01/12 (collateralized by US Government
6.00%, 12/01/2037(e)	583		641		Security; $5,711,374; 1.00%; dated
6.00%, 12/01/2037(e)	173		191		07/15/13)
6.00%, 12/01/2037(e)	105		116
6.00%, 01/01/2038(e)	384		423		TOTAL REPURCHASE AGREEMENTS			$5,600
6.00%, 01/01/2038(e)	915		1,009			Principal
6.00%, 01/01/2038(e)	119		131		COMMERCIAL PAPER - 0.63%	Amount (000's)	Value	(000	's)
6.00%, 01/01/2038(e)	343		378		Sovereign - 0.63%
6.00%, 01/01/2038(e)	427		470		Japan Treasury Discount Bill
6.00%, 01/01/2038(e)	111		122		0.09%, 03/26/2012	JPY 1,100,000		14,430
6.00%, 01/01/2038(e)	8		8		0.10%, 03/29/2012	460,000		6,034
6.00%, 01/01/2038(e)	614		676					$20,464
6.00%, 01/01/2038(e)	654		719
					TOTAL COMMERCIAL PAPER			$20,464

See accompanying notes

		Schedule of Investments
		Core Plus Bond Fund I
		January 31, 2012 (unaudited)

Principal
Amount (000's)	Value	(000	's)
TOTAL PURCHASED INTEREST RATE
SWAPTIONS - 0.01%		$343
Total Investments		$3,982,150
Liabilities in Excess of Other Assets, Net - (23.34)%		$(753,424)
TOTAL NET ASSETS - 100.00%		$3,228,726

(a)	Variable Rate. Rate shown is in effect at January 31, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $492,936 or 15.27% of net assets.
(c)	Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,523 or 0.23% of net assets.
(e)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(g)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $23,370 or 0.72% of net assets.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,147 or 0.19% of net assets.
(i)	Rate shown is the discount rate of the original purchase.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$153,957
Unrealized Depreciation	(23,967)
Net Unrealized Appreciation (Depreciation)	$129,990
Cost for federal income tax purposes	$3,852,160

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	52 .32%
Government	35 .76%
Financial	23 .31%
Revenue Bonds	2.67%
Consumer, Non-cyclical	1.72%
Energy	1.60%
General Obligation Unltd	1.49%
Basic Materials	1.48%
Asset Backed Securities	1.08%
Communications	0.77%
Utilities	0.67%
Industrial	0.38%
Insured	0.03%
Diversified	0.03%
Consumer, Cyclical	0.02%
Purchased Interest Rate Swaptions	0.01%
Investments Sold Short	(0.26)%
Liabilities in Excess of Other Assets, Net	(23.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread	(Pay)/					Upfront	Unrealized
		as of January	Receive	Expiration	Notional		Market	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2012 (c)	Fixed Rate	Date	Amount (a)		Value (b) Paid/(Received) (Depreciation)
Bank of America NA	Berkshire Hathaway	1.19%	1.00%	03/20/2015		$2,200	$(15)	$(24)	$9
	Finance Corp; 4.63%;
	10/15/2013
Bank of America NA	Credit Agricole	4.67%	1.00%	06/20/2016	EUR	2,500	(450)	(229)	(221)
	(London); 0.50%;
	03/13/2016
Bank of America NA	France (Govt of) OAT	1.63%	0.25%	03/20/2016		$1,400	(77)	(45)	(32)
	BD;4.25%; 04/25/2019
Bank of America NA	General Electric Capital	1.75%	1.00%	12/20/2015		2,100	(57)	(32)	(25)
	Corp; 5.63%; 09/15/2017
Bank of America NA	General Electric Capital	1.75%	1.00%	12/20/2015		2,000	(55)	(30)	(25)
	Corp; 5.63%; 09/15/2017
Bank of America NA	Japanese Government	1.24%	1.00%	03/20/2016		300	(2)	3	(5)
	Bond (20Y); 2.00%;
	03/21/2022
Bank of America NA	Japanese Government	1.24%	1.00%	03/20/2016		200	(2)	2	(4)
	Bond (20Y); 2.00%;
	03/21/2022
Bank of America NA	MetLife Inc; 5.00%;	2.49%	1.00%	09/20/2015		9,500	(506)	(444)	(62)
	06/15/2015
Bank of America NA	MetLife Inc; 5.00%;	2.55%	1.00%	12/20/2015		3,900	(228)	(163)	(65)
	06/15/2015
Bank of America NA	Republic of Indonesia	2.25%	1.00%	06/20/2021		7,100	(652)	(439)	(213)
	144A Note; 7.25%;
	04/20/2015
Bank of America NA	Spanish Government	3.74%	1.00%	03/20/2016		2,700	(265)	(275)	10
	Bond; 5.50%;
	07/30/2017
Bank of America NA	UK GILT; 4.25%;	0.67%	1.00%	06/20/2016		3,200	44	56	(12)
	06/07/2032
Bank of America NA	United Mexican States;	1.19%	1.00%	09/20/2015		300	(2)	(3)	1
	7.50%; 04/08/2033
Bank of America NA	United Mexican States;	1.70%	1.00%	03/20/2021		200	(12)	(8)	(4)
	7.50%; 04/08/2033
Bank of America NA	United Mexican States;	1.71%	1.00%	06/20/2021		10,500	(620)	(283)	(337)
	7.50%; 04/08/2033
Barclays Bank PLC	France (Govt of) OAT	1.73%	0.25%	09/20/2016		400	(26)	(22)	(4)
	BD; 4.25%; 04/25/2019
Barclays Bank PLC	France (Govt of) OAT	1.63%	0.25%	03/20/2016		1,000	(55)	(29)	(26)
	BD; 4.25%; 04/25/2019
Barclays Bank PLC	Morgan Stanley Dean	2.40%	1.00%	09/20/2012		400	(7)	(5)	(2)
	Witter Global Note;
	6.60%; 04/01/2012
Barclays Bank PLC	Republic of Brazil	1.27%	1.00%	12/20/2015		11,600	(109)	(51)	(58)
	Global Bond; 12.25%;
	03/06/2030
Barclays Bank PLC	Republic of Brazil	1.19%	1.00%	06/20/2015		500	(3)	(5)	2
	Global Bond; 12.25%;
	03/06/2030
Barclays Bank PLC	Republic of Indonesia	1.66%	1.00%	06/20/2016		1,500	(35)	(20)	(15)
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Republic of Indonesia	1.66%	1.00%	06/20/2016		1,500	(36)	(21)	(15)
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Republic of Indonesia	2.25%	1.00%	06/20/2021		4,400	(404)	(260)	(144)
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Republic of Italy Global	4.14%	1.00%	03/20/2016		1,200	(134)	(37)	(97)
	Bond; 6.88%;
	09/27/2023
Barclays Bank PLC	United Mexican States;	1.11%	1.00%	03/20/2015		1,500	(4)	(21)	17
	7.50%; 04/08/2033
BNP Paribas	General Electric Capital	1.43%	1.00%	03/20/2014		1,100	(9)	(36)	27
	Corp; 5.63%; 09/15/2017
BNP Paribas	U S Treasury Note;	0.42%	0.25%	03/20/2016	EUR	6,200	(37)	(72)	35
	4.88%; 08/15/2016

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit Spread	(Pay)/					Upfront		Unrealized
		as of January Receive		Expiration	Notional	Market		Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2012 (c)	Fixed Rate	Date	Amount (a)	Value (b) Paid/(Received) (Depreciation)
Citibank NA	Berkshire Hathaway	1.39%	1.00%	03/20/2016	$300	$(5	) $	(3	) $	(2)
	Finance Corp; 4.63%;
	10/15/2013
Citibank NA	Republic of Brazil	1.19%	1.00%	06/20/2015	1,000	(6)		(19)		13
	Global Bond; 12.25%;
	03/06/2030
Citibank NA	Republic of Brazil	1.72%	1.00%	03/20/2021	9,900	(575)		(400)		(175)
	Global Bond; 12.25%;
	03/06/2030
Citibank NA	Republic of Brazil	1.24%	1.00%	09/20/2015	1,000	(7)		(11)		4
	Global Bond; 12.25%;
	03/06/2030
Citibank NA	Republic of Brazil	0.00%	1.00%	06/20/2016	5,400	(76)		(15)		(61)
	Global Bond; 12.25%;
	03/06/2030
Citibank NA	Republic of Indonesia	2.25%	1.00%	06/20/2021	14,200	(1,304)		(848)		(456)
	144A Note; 7.25%;
	04/20/2015
Citibank NA	Russian Federation	2.04%	1.00%	03/20/2016	11,200	(476)		(226)		(250)
	Bond; 7.50%;
	03/31/2030
Citibank NA	Spanish Government	3.75%	1.00%	06/20/2016	900	(93)		(53)		(40)
	Bond; 5.50%;
	07/30/2017
Citibank NA	UK GILT; 4.25%;	0.67%	1.00%	06/20/2016	5,100	69		35		34
	06/07/2032
Citibank NA	United Mexican States;	1.31%	1.00%	06/20/2016	2,900	(37)		(5)		(32)
	7.50%; 04/08/2033
Citibank NA	United Mexican States;	1.19%	1.00%	09/20/2015	700	(5)		(8)		3
	7.50%; 04/08/2033
Citibank NA	United Mexican States;	1.11%	1.00%	03/20/2015	1,500	(3)		(21)		18
	7.50%; 04/08/2033
Deutsche Bank AG	Arab Republic of Egypt;	5.55%	1.00%	03/20/2016	4,400	(724)		(377)		(347)
	5.75%; 04/29/2020
Deutsche Bank AG	France (Govt of) OAT	1.63%	0.25%	03/20/2016	500	(27)		(16)		(11)
	BD; 4.25%; 04/25/2019
Deutsche Bank AG	General Electric Capital	1.36%	4.90%	12/20/2013	300	20		—		20
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	1.36%	4.30%	12/20/2013	300	17		—		17
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	1.36%	4.75%	12/20/2013	100	6		—		6
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	1.36%	4.23%	12/20/2013	800	44		—		44
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	Japanese Government	1.04%	1.00%	03/20/2015	1,000	(1)		7		(8)
	Bond (20Y); 2.00%;
	03/21/2022
Deutsche Bank AG	Metlife Inc; 5.00%;	2.81%	1.00%	03/20/2018	4,600	(458)		(228)		(230)
	06/15/2015
Deutsche Bank AG	Republic of Brazil	1.19%	1.00%	06/20/2015	600	(4)		(4)		—
	Global Bond; 12.25%;
	03/06/2030
Deutsche Bank AG	Republic of Brazil	1.35%	1.00%	06/20/2016	3,300	(47)		(10)		(37)
	Global Bond; 12.25%;
	03/06/2030
Deutsche Bank AG	Republic of Indonesia;	1.47%	1.00%	09/20/2015	500	(6)		(8)		2
	6.75%; 03/10/2014
Deutsche Bank AG	Republic of Italy Global	4.14%	1.00%	06/20/2016	2,300	(270)		(50)		(220)
	Bond; 6.88%;
	09/27/2023
Deutsche Bank AG	Republic of Korea	1.36%	1.00%	06/20/2016	600	(10)		—		(10)
	Global Bond; 4.88%;
	09/22/2014
Deutsche Bank AG	Republic of Korea	1.36%	1.00%	06/20/2016	1,000	(16)		—		(16)
	Global Bond; 4.88%;
	09/22/2014

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit Spread	(Pay)/					Upfront		Unrealized
		as of January Receive		Expiration	Notional	Market		Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2012 (c)	Fixed Rate	Date	Amount (a)	Value (b) Paid/(Received) (Depreciation)
Deutsche Bank AG	United Mexican States;	1.11%	1.00%	03/20/2015	$800	$(2	) $	(11	) $	9
	7.50%; 04/08/2033
Deutsche Bank AG	United Mexican States;	1.26%	1.00%	03/20/2016	5,900	(58)		(35)		(23)
	7.50%; 04/08/2033
Goldman Sachs & Co	Berkshire Hathaway	1.19%	1.00%	03/20/2015	1,100	(8)		(12)		4
	Finance Corp; 4.63%;
	10/15/2013
Goldman Sachs & Co	France (Govt of) OAT	1.68%	0.25%	06/20/2016	7,500	(452)		(167)		(285)
	BD; 4.25%; 04/25/2019
Goldman Sachs & Co	France (Govt of) OAT	1.63%	0.25%	03/20/2016	21,400	(1,177)		(1,222)		45
	BD; 4.25%; 04/25/2019
Goldman Sachs & Co	Japanese Government	1.28%	1.00%	06/20/2016	3,300	(34)		29		(63)
	Bond (20Y); 2.00%;
	03/21/2022
Goldman Sachs & Co	Republic of Brazil	1.19%	1.00%	06/20/2015	500	(2)		(4)		2
	Global Bond; 12.25%;
	03/06/2030
Goldman Sachs & Co	Republic of Italy Global	4.14%	1.00%	03/20/2016	15,900	(1,780)		(2,012)		232
	Bond; 6.88%;
	09/27/2023
Goldman Sachs & Co	Republic of Italy Global	4.14%	1.00%	06/20/2016	1,000	(118)		(17)		(101)
	Bond; 6.88%;
	09/27/2023
Goldman Sachs & Co	Spanish Government	3.74%	1.00%	03/20/2016	400	(40)		(22)		(18)
	Bond; 5.50%;
	07/30/2017
Goldman Sachs & Co	UK GILT; 4.25%;	0.59%	1.00%	12/20/2015	1,000	15		17		(2)
	06/07/2032
Goldman Sachs & Co	UK GILT; 4.25%;	0.59%	1.00%	12/20/2015	2,100	33		36		(3)
	06/07/2032
Goldman Sachs & Co	UK GILT; 4.25%;	0.50%	1.00%	06/20/2015	12,300	214		73		141
	06/07/2032
Goldman Sachs & Co	United Mexican States;	1.26%	1.00%	03/20/2016	1,900	(18)		(54)		36
	5.95%; 03/19/2019
HSBC Securities Inc	France (Govt of) OAT	1.73%	0.25%	09/20/2016	500	(33)		(28)		(5)
	BD; 4.25%; 04/25/2019
HSBC Securities Inc	France (Govt of) OAT	1.73%	0.25%	09/20/2016	400	(26)		(14)		(12)
	BD; 4.25%; 04/25/2019
HSBC Securities Inc	Republic of Brazil	1.19%	1.00%	06/20/2015	2,100	(11)		(14)		3
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil	1.31%	1.00%	03/20/2016	38,100	(430)		(570)		140
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil	1.19%	1.00%	06/20/2015	24,500	(139)		(470)		331
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil	1.19%	1.00%	06/20/2015	4,400	(24)		(31)		7
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil	1.27%	1.00%	12/20/2015	5,200	(49)		(128)		79
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil	1.24%	1.00%	09/20/2015	1,500	(12)		(11)		(1)
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil	1.35%	1.00%	06/20/2016	6,000	(86)		(190)		104
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	United Mexican States;	1.70%	1.00%	03/20/2021	7,500	(427)		(314)		(113)
	7.50%; 04/08/2033
JP Morgan Chase	General Electric Capital	1.43%	1.00%	03/20/2014	3,400	(27)		(87)		60
	Corp; 5.63%; 09/15/2017
JP Morgan Chase	Morgan Stanley Dean	2.40%	1.00%	09/20/2012	1,100	(11)		(11)		—
	Witter Global Note;
	6.60%; 04/01/2012

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied						Upfront
		Credit Spread						Premiums	Unrealized
		as of January Receive	(Pay)/Receive	Expiration	Notional		Market	Paid/	Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2012 (c)	Fixed Rate	Date	Amount (a)		Value (b)	(Received)	(Depreciation)
JP Morgan Chase	Republic of Brazil	1.39%	1.00%	09/20/2016		$1,200	$(21)	$(7)	$(14)
	Global Bond; 12.25%;
	03/06/2030
Morgan Stanley & Co	France (Govt of) OAT	1.63%	0.25%	03/20/2016		500	(28)	(14)	(14)
	BD;4.25%; 04/25/2019
Morgan Stanley & Co	Republic of Brazil	1.19%	1.00%	06/20/2015		600	(4)	(4)	—
	Global Bond; 12.25%;
	03/06/2030
Morgan Stanley & Co	Republic of Indonesia	2.25%	1.00%	06/20/2021		7,700	(707)	(1,159)	452
	144A Note; 7.25%;
	04/20/2015
Morgan Stanley & Co	Republic of Indonesia	1.53%	1.00%	12/20/2015		1,100	(18)	(60)	42
	144A Note; 7.25%;
	04/20/2015
Royal Bank of Scotland PLC	France (Govt of) OAT	1.63%	0.25%	03/20/2016		500	(28)	(14)	(14)
	BD;4.25%; 04/25/2019
Royal Bank of Scotland PLC	France (Govt of) OAT	1.59%	0.25%	12/20/2015		700	(35)	(10)	(25)
	BD;4.25%; 04/25/2019
Royal Bank of Scotland PLC	United Mexican States;	1.19%	1.00%	09/20/2015		2,100	(13)	(17)	4
	7.50%; 04/08/2033
UBS Securities	Berkshire Hathaway	1.19%	1.00%	03/20/2015		1,100	(7)	(12)	5
	Finance Corp; 4.63%;
	10/15/2013
UBS Securities	France (Govt of) OAT	1.63%	0.25%	03/20/2016		1,800	(99)	(58)	(41)
	BD;4.25%; 04/25/2019
UBS Securities	Merrill Lynch & Co	2.84%	1.00%	06/20/2012		13,800	(96)	(175)	79
	Note;5.00%; 01/15/2015
UBS Securities	Republic of Brazil	1.24%	1.00%	09/20/2015		500	(3)	(3)	—
	Global Bond; 12.25%;
	03/06/2030
UBS Securities	Republic of Italy Global	4.14%	1.00%	06/20/2016		5,700	(670)	(760)	90
	Bond;6.88%;
	09/27/2023
UBS Securities	U S Treasury Note;	0.40%	0.25%	09/20/2015	EUR	10,100	(41)	(105)	64
	4.88%; 08/15/2016
Total							$(14,224)	$(12,420)	$(1,804)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

All dollar amounts are shown in thousands (000's)

		Foreign Currency Contracts
Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Brazilian Real	JP Morgan Securities	03/02/2012	47,847,461	$25,309	$27,203	$1,894
British Pound	Barclays Bank PLC	03/02/2012	14,356,000	22,510	22,614	104
British Pound	Citigroup Inc	02/02/2012	6,231,000	9,627	9,819	192
British Pound	Morgan Stanley & Co	02/02/2012	12,675,000	19,740	19,973	233
Canadian Dollar	JP Morgan Securities	02/09/2012	2,336,000	2,271	2,330	59
Chinese Renminbi	Barclays Bank PLC	06/01/2012	43,767,750	6,878	6,937	59
Euro	Barclays Bank PLC	02/02/2012	10,235,000	13,265	13,388	123
Euro	Citigroup Inc	02/02/2012	26,829,000	35,145	35,094	(51)
Euro	Deutsche Bank AG	02/02/2012	7,966,000	10,336	10,420	84
Euro	Deutsche Bank AG	04/16/2012	7,364,000	9,388	9,633	245

See accompanying notes

		Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Euro	HSBC Securities Inc	02/02/2012	8,614,000	$11,146	$11,267	$121
Euro	UBS Securities	02/02/2012	17,270,000	22,455	22,590	135
Euro	UBS Securities	04/16/2012	1,956,000	2,580	2,559	(21)
Indonesia Rupiah	HSBC Securities Inc	07/02/2012	39,162,400,000	4,335	4,303	(32)
Malaysian Ringgit	JP Morgan Securities	04/23/2012	15,056,746	4,964	4,929	(35)
Mexican Peso	Barclays Bank PLC	03/15/2012	359,274,905	25,857	27,476	1,619
Mexican Peso	Deutsche Bank AG	03/15/2012	1,410,955	103	108	5
Mexican Peso	HSBC Securities Inc	03/15/2012	19,334,667	1,375	1,479	104
Mexican Peso	UBS Securities	03/15/2012	136,000,000	9,822	10,401	579
Philippine Peso	Citigroup Inc	03/15/2012	98,600,000	2,272	2,292	20
Philippine Peso	JP Morgan Securities	03/15/2012	318,629,400	7,330	7,408	78
Philippine Peso	Morgan Stanley & Co	03/15/2012	73,944,000	1,698	1,719	21
Total						$5,536

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Barclays Bank PLC	02/23/2012	1,000,000	$1,021	$1,059	$(38)
Australian Dollar	Citigroup Inc	02/23/2012	5,394,000	5,432	5,713	(281)
Australian Dollar	RBC Dominion Securities	02/23/2012	800,000	813	847	(34)
Brazilian Real	Barclays Bank PLC	03/02/2012	9,613,300	5,400	5,466	(66)
Brazilian Real	Morgan Stanley & Co	03/02/2012	15,852,980	8,900	9,013	(113)
Brazilian Real	UBS Securities	03/02/2012	11,816,465	6,600	6,718	(118)
British Pound	Barclays Bank PLC	02/02/2012	2,611,000	4,006	4,114	(108)
British Pound	Barclays Bank PLC	03/02/2012	14,356,000	22,505	22,614	(109)
British Pound	Citigroup Inc	03/02/2012	3,957,000	6,157	6,233	(76)
British Pound	Morgan Stanley & Co	03/02/2012	13,375,000	20,834	21,069	(235)
British Pound	RBC Dominion Securities	02/02/2012	29,251,000	45,796	46,094	(298)
British Pound	UBS Securities	02/02/2012	1,400,000	2,158	2,206	(48)
Canadian Dollar	Barclays Bank PLC	02/09/2012	2,350,000	2,310	2,344	(34)
Canadian Dollar	Citigroup Inc	02/09/2012	6,483,000	6,271	6,465	(194)
Canadian Dollar	Deutsche Bank AG	02/09/2012	51,898,000	50,756	51,754	(998)
Canadian Dollar	Goldman Sachs & Co	02/09/2012	514,000	499	513	(14)
Canadian Dollar	JP Morgan Securities	02/09/2012	11,878,000	11,567	11,845	(278)
Canadian Dollar	Morgan Stanley & Co	02/09/2012	2,852,000	2,774	2,844	(70)
Canadian Dollar	RBC Dominion Securities	02/09/2012	4,721,000	4,590	4,708	(118)
Canadian Dollar	The Bank of Nova Scotia	02/09/2012	1,521,000	1,480	1,517	(37)
Canadian Dollar	UBS Securities	02/09/2012	770,000	746	768	(22)
Euro	Barclays Bank PLC	03/02/2012	10,235,000	13,266	13,387	(121)
Euro	Barclays Bank PLC	04/16/2012	13,426,000	17,210	17,564	(354)
Euro	Citigroup Inc	02/02/2012	31,206,000	40,771	40,819	(48)
Euro	Citigroup Inc	03/02/2012	26,829,000	35,148	35,091	57
Euro	Citigroup Inc	04/16/2012	10,381,000	13,284	13,580	(296)
Euro	Deutsche Bank AG	03/02/2012	7,966,000	10,337	10,419	(82)
Euro	Deutsche Bank AG	04/16/2012	32,575,000	41,780	42,614	(834)
Euro	HSBC Securities Inc	03/02/2012	8,614,000	11,148	11,267	(119)
Euro	JP Morgan Securities	02/02/2012	4,626,000	6,036	6,051	(15)
Euro	RBC Dominion Securities	04/16/2012	2,415,000	3,068	3,159	(91)
Euro	UBS Securities	02/02/2012	35,082,000	45,760	45,889	(129)
Euro	UBS Securities	03/02/2012	17,270,000	22,457	22,588	(131)
Euro	UBS Securities	04/16/2012	24,760,000	31,532	32,391	(859)
Indonesia Rupiah	Barclays Bank PLC	07/02/2012	3,764,000,000	404	414	(10)
Indonesia Rupiah	Goldman Sachs & Co	07/02/2012	495,656,000	53	54	(1)
Indonesia Rupiah	HSBC Securities Inc	07/02/2012	31,040,000,000	3,332	3,411	(79)
Indonesia Rupiah	UBS Securities	07/02/2012	3,862,744,000	410	424	(14)
Japanese Yen	Citigroup Inc	03/26/2012	1,100,000,000	14,175	14,445	(270)
Japanese Yen	Credit Suisse	03/29/2012	460,000,000	5,920	6,041	(121)
Malaysian Ringgit	Citigroup Inc	04/23/2012	15,056,746	4,865	4,929	(64)
Mexican Peso	Citigroup Inc	03/15/2012	716,968,756	52,541	54,831	(2,290)
Mexican Peso	HSBC Securities Inc	03/15/2012	31,908,600	2,400	2,440	(40)
Mexican Peso	Morgan Stanley & Co	03/15/2012	36,101,700	2,700	2,761	(61)
Mexican Peso	UBS Securities	03/15/2012	42,723,900	3,200	3,267	(67)
Philippine Peso	Barclays Bank PLC	03/15/2012	334,556,400	7,822	7,778	44
Philippine Peso	Citigroup Inc	03/15/2012	12,000,000	270	279	(9)
Philippine Peso	Goldman Sachs & Co	03/15/2012	21,425,000	500	498	2
Philippine Peso	JP Morgan Securities	03/15/2012	123,192,000	2,800	2,864	(64)
Total						$(9,355)

All dollar amounts are shown in thousands (000's)

See accompanying notes

		Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value Market Value				Appreciation/(Depreciation)
90 day Eurodollar (NYL); March 2013	Long	332	$82,315			$82,581	$266
90 day Eurodollar; June 2013	Long	2,424	600,909			602,818	1,909
90 day Eurodollar; June 2014	Long	123	30,383			30,521	138
90 day Eurodollar; March 2014	Long	532	131,597			132,129	532
90 day Eurodollar; September 2013	Long	801	198,497			199,138	641
90 day Eurodollar; September 2014	Long	35	8,671			8,675	4
US 10 Year Note; March 2012	Long	735	96,046			97,204	1,158
US 5 Year Note; March 2012	Long	3,257	400,997			404,021	3,024
Total							$7,672

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive					Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date Notional Amount Appreciation/(Depreciation)
Bank of America NA	Brazil Cetip Interbank Deposit Rate	Pay	11.90%	01/02/2013	BRL	42,100	$791
Barclays Bank PLC	6 Month AUD BBR BBSW	Pay	4.25%	06/15/2017	AUD	900	2
Barclays Bank PLC	6 Month EURIBOR	Pay	2.50%	09/21/2018	EUR	2,200	154
Barclays Bank PLC	6 Month EURIBOR	Pay	3.00%	09/21/2021		3,500	290
Barclays Bank PLC	Brazil Cetip Interbank Deposit Rate	Pay	12.29%	01/02/2013	BRL	35,100	867
Barclays Bank PLC	Brazil Cetip Interbank Deposit Rate	Pay	11.91%	01/02/2013		26,700	507
Barclays Bank PLC	Brazil Cetip Interbank Deposit Rate	Pay	12.46%	01/02/2013		5,700	84
Barclays Bank PLC	Brazil Cetip Interbank Deposit Rate	Pay	11.99%	01/02/2014		2,500	60
Barclays Bank PLC	Brazil Cetip Interbank Deposit Rate	Pay	10.83%	01/02/2014		200	2
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.60%	09/06/2016	MXN	196,300	120
BNP Paribas	Federal Fund Effective Rate US	Pay	1.00%	09/19/2014		$16,300	270
Citibank NA	6 Month AUD BBR BBSW	Pay	4.25%	06/15/2017	AUD	1,300	8
Citibank NA	6 Month AUD BBR BBSW	Pay	5.00%	06/15/2017		1,700	50
Citibank NA	6 Month AUD BBR BBSW	Pay	5.25%	06/15/2022		5,000	312
Credit Suisse	Brazil Cetip Interbank Deposit Rate	Pay	12.48%	01/02/2013	BRL	2,000	44
Deutsche Bank AG	3 Month LIBOR	Receive	4.00%	12/21/2041		$2,200	(652)
Deutsche Bank AG	6 Month AUD BBR BBSW	Pay	4.25%	06/15/2017	AUD	2,200	8
Deutsche Bank AG	6 Month AUD BBR BBSW	Pay	5.00%	06/15/2017		900	26
Goldman Sachs & Co	3 Month LIBOR	Receive	4.25%	06/15/2041		$3,300	(1,246)
Goldman Sachs & Co	6 Month AUD BBR BBSW	Pay	5.00%	06/15/2017	AUD	18,800	621
Goldman Sachs & Co	Brazil Cetip Interbank Deposit Rate	Pay	11.89%	01/02/2013	BRL	43,200	847
Goldman Sachs & Co	Brazil Cetip Interbank Deposit Rate	Pay	12.65%	01/02/2014		7,300	250
Goldman Sachs & Co	Brazil Cetip Interbank Deposit Rate	Pay	11.93%	01/02/2013		7,400	150
Goldman Sachs & Co	Federal Fund Effective Rate US	Pay	0.50%	09/19/2014		$8,300	81
HSBC Securities Inc	6 Month BBA LIBOR GBP	Pay	3.00%	03/21/2022	GBP	10,100	1,091
HSBC Securities Inc	6 Month BBA LIBOR GBP	Pay	3.25%	06/20/2042		2,200	235
HSBC Securities Inc	Brazil Cetip Interbank Deposit Rate	Pay	11.88%	01/02/2013	BRL	5,500	100
HSBC Securities Inc	Brazil Cetip Interbank Deposit Rate	Pay	11.89%	01/02/2013		35,500	693
HSBC Securities Inc	Brazil Cetip Interbank Deposit Rate	Pay	10.18%	01/02/2014		7,500	3
HSBC Securities Inc	Brazil Cetip Interbank Deposit Rate	Pay	11.53%	01/02/2014		600	9
HSBC Securities Inc	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	01/02/2014		30,300	1,087
HSBC Securities Inc	Brazil Cetip Interbank Deposit Rate	Pay	10.99%	01/02/2014		5,300	45
HSBC Securities Inc	Brazil Cetip Interbank Deposit Rate	Pay	12.30%	01/02/2013		2,300	57
HSBC Securities Inc	Brazil Cetip Interbank Deposit Rate	Pay	10.45%	01/02/2013		35,600	100
HSBC Securities Inc	Brazil Cetip Interbank Deposit Rate	Pay	10.53%	01/02/2014		12,300	88
HSBC Securities Inc	MXN-TIIE-Banxico	Pay	5.60%	09/06/2016	MXN	66,000	51
JP Morgan Chase	Brazil Cetip Interbank Deposit Rate	Pay	10.87%	01/02/2014	BRL	3,700	31
Morgan Stanley & Co	Brazil Cetip Interbank Deposit Rate	Pay	10.46%	01/02/2013		3,900	10
Morgan Stanley & Co	Brazil Cetip Interbank Deposit Rate	Pay	12.59%	01/02/2013		23,400	546
Morgan Stanley & Co	Brazil Cetip Interbank Deposit Rate	Pay	12.51%	01/02/2014		19,800	705
Morgan Stanley & Co	Brazil Cetip Interbank Deposit Rate	Pay	11.98%	01/02/2013		4,400	89
Morgan Stanley & Co	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	01/02/2014		9,600	240
Morgan Stanley & Co	Brazil Cetip Interbank Deposit Rate	Pay	11.89%	01/02/2014		16,800	370
Morgan Stanley & Co	Brazil Cetip Interbank Deposit Rate	Pay	12.50%	01/02/2013		11,800	175
Morgan Stanley & Co	Brazil Cetip Interbank Deposit Rate	Pay	10.58%	01/02/2014		14,400	102
Morgan Stanley & Co	Federal Fund Effective Rate US	Pay	0.50%	09/19/2013		$41,300	194
Morgan Stanley & Co	MXN TIIE Banxico	Pay	6.35%	06/02/2021	MXN	9,300	7
Morgan Stanley & Co	MXN TIIE Banxico	Pay	5.60%	09/06/2016		24,800	16
Royal Bank of Scotland PLC	6 Month AUD BBR BBSW	Pay	5.00%	06/15/2017	AUD	1,700	50
Royal Bank of Scotland PLC	Brazil Cetip Interbank Deposit Rate	Pay	11.95%	01/02/2013	BRL	2,300	34
Royal Bank of Scotland PLC	Brazil Cetip Interbank Deposit Rate	Pay	12.55%	01/02/2013		2,200	51
UBS Securities	Brazil Cetip Interbank Deposit Rate	Pay	12.07%	01/02/2013		5,800	125

See accompanying notes

			Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

Interest Rate Swaps (continued)

				(Pay)/Receive							Unrealized
Counterparty (Issuer)	Floating Rate Index			Floating Rate Fixed Rate Expiration Date Notional Amount Appreciation/(Depreciation)
UBS Securities	Brazil Cetip Interbank Deposit Rate				Pay	10.61%	01/02/2013	BRL	7,500		$26
UBS Securities	Brazil Cetip Interbank Deposit Rate				Pay	10.77%	01/02/2014		5,600		44
UBS Securities	Brazil Cetip Interbank Deposit Rate				Pay	11.76%	01/02/2014		11,300		190
UBS Securities	Brazil Cetip Interbank Deposit Rate				Pay	12.25%	01/02/2014		7,100		215
UBS Securities	Brazil Cetip Interbank Deposit Rate				Pay	10.38%	01/02/2014		3,500		1
Total											$10,426

All dollar amounts are shown in thousands (000's)

Exchange Cleared Interest Rate Swaps

				(Pay)/Receive							Unrealized
	Floating Rate Index			Floating Rate Fixed Rate Expiration Date Notional Amount Appreciation/(Depreciation)
	3 Month LIBOR				Pay	4.00%	12/21/2041		$13,300		$907
	3 Month LIBOR				Pay	4.25%	06/15/2041		75,000		7,599
	6 Month EURIBOR				Pay	2.75%	03/21/2022	EUR	10,100		461
	6 Month EURIBOR				Pay	3.00%	03/21/2022		9,000		427
	6 Month EURIBOR				Pay	3.65%	09/21/2021		3,500		149
	6 Month EURIBOR				Pay	2.50%	03/21/2022		53,800		3,173
Total											$12,716

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration				Notional		Premiums	Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid /(Received) Value				Appreciation/(Depreciation)
Call - 1 Year Interest Royal Bank of Scotland		3 Month	Receive	1.25%	04/30/2012		$42,700	$41	$343		$302
Rate Swap	PLC	LIBOR
Total								$41	$343		$302

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration				Notional		Premiums	Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received) Value				Appreciation/(Depreciation)
Put - 1 Year Interest	Bank of America NA	3 Month	Receive	2.25%	05/28/2013		$46,200	$(152)	$(6	) $	146
Rate Swap		LIBOR
Put - 1 Year Interest	Deutsche Bank AG	3 Month	Receive	1.75%	07/11/2013		210,900	(729)	(59)		670
Rate Swap		LIBOR
Put - 1 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.00%	11/19/2012		43,100	(9)	(14)		(5)
Rate Swap		LIBOR
Put - 1 Year Interest	Royal Bank of Scotland	3 Month	Receive	2.00%	04/30/2012		85,400	(41)	—		41
Rate Swap	PLC	LIBOR
Put - 1 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.75%	11/19/2012		48,300	(73)	(3)		70
Rate Swap	PLC	LIBOR
Put - 10 Year Interest Morgan Stanley & Co		3 Month	Receive	10.00%	07/10/2012		12,900	(13)	—		13
Rate Swap		LIBOR
Put - 2 Year Interest	Bank of America NA	3 Month	Receive	2.25%	09/24/2012		30,200	(81)	(1)		80
Rate Swap		LIBOR
Put - 2 Year Interest	Citibank NA	3 Month	Receive	2.25%	09/24/2012		3,600	(8)	—		8
Rate Swap		LIBOR
Put - 2 Year Interest	Citibank NA	3 Month	Receive	0.92%	11/14/2012		15,700	(56)	(17)		39
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	1.20%	07/11/2013		31,300	(175)	(67)		108
Rate Swap		LIBOR
Put - 2 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.25%	09/24/2012		27,900	(55)	(2)		53
Rate Swap		LIBOR
Put - 2 Year Interest	Morgan Stanley & Co	3 Month	Receive	0.92%	11/14/2012		109,100	(239)	(115)		124
Rate Swap		LIBOR
Put - 2 Year Interest	Morgan Stanley & Co	3 Month	Receive	2.25%	09/24/2012		14,800	(30)	(1)		29
Rate Swap		LIBOR
Put - 2 Year Interest	Royal Bank of Scotland	3 Month	Receive	2.25%	09/24/2012		131,900	(336)	(5)		331
Rate Swap	PLC	LIBOR
Put - 3 Year Interest	Bank of America NA	3 Month	Receive	3.00%	06/18/2012		48,400	(99)	—		99
Rate Swap		LIBOR
Put - 3 Year Interest	Barclays Bank PLC	3 Month	Receive	3.00%	06/18/2012		45,500	(83)	—		83
Rate Swap		LIBOR

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

Interest Rate Swaptions (continued)
Pay/
Receive	Upfront
Written Swaptions	Floating Rate Floating Exercise Expiration	Notional	Premiums	Market	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received) Value	Appreciation/(Depreciation)
Put - 3 Year Interest	Citibank NA	3 Month	Receive	3.00%	06/18/2012	$36,000	$(78)	$—	$78
Rate Swap	LIBOR
Put - 3 Year Interest	Deutsche Bank AG	3 Month	Receive	1.00%	08/13/2012	12,000	(80)	(17)	63
Rate Swap	LIBOR
Put - 3 Year Interest	Deutsche Bank AG	3 Month	Receive	3.00%	06/18/2012	26,300	(57)	—	57
Rate Swap	LIBOR
Put - 3 Year Interest	Deutsche Bank AG	3 Month	Receive	2.75%	06/18/2012	25,400	(53)	—	53
Rate Swap	LIBOR
Put - 3 Year Interest	Royal Bank of Scotland	3 Month	Receive	3.00%	06/18/2012	65,900	(113)	—	113
Rate Swap	PLC	LIBOR
Put - 3 Year Interest	Royal Bank of Scotland	3 Month	Receive	2.75%	06/18/2012	25,200	(50)	—	50
Rate Swap	PLC	LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.70%	08/13/2012	13,600	(124)	(30)	94
Rate Swap	LIBOR
Put - 5 Year Interest	Citibank NA	3 Month	Receive	1.70%	08/13/2012	90,700	(926)	(199)	727
Rate Swap	LIBOR
Put - 5 Year Interest	Citibank NA	3 Month	Receive	3.25%	07/16/2012	23,600	(133)	—	133
Rate Swap	LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.70%	08/13/2012	59,800	(514)	(131)	383
Rate Swap	LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.70%	08/13/2012	6,600	(58)	(15)	43
Rate Swap	LIBOR
Put - 5 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.70%	08/13/2012	54,600	(456)	(119)	337
Rate Swap	PLC	LIBOR
Put - 5 Year Interest	Royal Bank of Scotland	3 Month	Receive	3.25%	07/16/2012	7,800	(45)	—	45
Rate Swap	PLC	LIBOR
Total	$(4,866)	$(801	) $	4,065

All dollar amounts are shown in thousands (000's)

Options
Upfront Premiums	Unrealized
Written Options Outstanding	Exercise Price Expiration Date Contracts	Paid/(Received)	Market Value	Appreciation/(Depreciation)
Put - Eurodollar; March 2012	$99 .00	03/19/2012	410	$(36)	$(3)	$33
Total	$(36)	$(3)	$33

All dollar amounts are shown in thousands (000's)

Inflation Floor

Upfront
Counterparty	Strike	Expiration	Notional	Premiums	Unrealized
Description	(Issuer)	Index	Exercise Index	Date	Amount	Paid/(Received) Market Value Appreciation/(Depreciation)
Floor - US CPI Urban	Citibank NA	$216.69	Max of $0 or (0-	04/07/2020	$12,500	$(91)	$(40)	$51
Consumers NSA Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban	Citibank NA	$217.97	Max of $0 or (0-	09/29/2020	5,500	(61)	(19)	42
Consumers NSA Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban	Citibank NA	$215.95	Max of $0 or (0-	03/12/2020	5,200	(36)	(17)	19
Consumers NSA Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban	Deutsche Bank AG $215.95	Max of $0 or (0-	03/10/2020	1,800	(11)	(6)	5
Consumers NSA Index	(Index Final/Index
Initial - 1))
Total	$(199)	$(82)	$117

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2012 (unaudited)

Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.26)%	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) - (0.26)%
4.00%, 02/01/2027	$3,000		$3,179
4.50%, 02/01/2042	5,000		5,342
			$8,521
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			$8,521
OBLIGATIONS (proceeds $8,482)

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 96.07%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.03%					Banks (continued)
Teleperformance SA	32,223		$807		Deutsche Bank AG	182,306		$7,723
					FirstRand Ltd	1,311,633		3,782
					Governor & Co of the Bank of Ireland/The (a)	1,166,941		174
Aerospace & Defense - 0.76%					Grupo Financiero Banorte SAB de CV	623,795		2,489
MTU Aero Engines Holding AG	133,196		9,288		Gunma Bank Ltd/The	136,000		740
Saab AB	38,872		832
Safran SA	342,102		10,659		Home Capital Group Inc	20,065		1,031
					HSBC Holdings PLC	4,537,961		37,878
Zodiac Aerospace	10,983		981		ICICI Bank Ltd ADR	341,568		12,368
			$21,760		Industrial and Commercial Bank of China Ltd	15,241,375		10,671
Agriculture - 2.59%					Industrial Bank of Korea (a)	271,630		3,059
Astral Foods Ltd	33,942		523		Intesa Sanpaolo SpA	1,852,303		3,537
British American Tobacco PLC	715,114		32,871		Kasikornbank PCL	766,300		3,283
Bunge Ltd	46,907		2,686		KBC Groep NV	450,314		8,538
Golden Agri-Resources Ltd	6,891,000		4,027		Keiyo Bank Ltd/The	67,000		330
Imperial Tobacco Group PLC	647,241		23,152		Malayan Banking Bhd	580,400		1,564
ITC Ltd	1,019,221		4,204		Mitsubishi UFJ Financial Group Inc	5,272,900		24,144
KT&G Corp	36,027		2,521		Musashino Bank Ltd/The	12,900		434
Perusahaan Perkebunan London Sumatra	2,411,100		650		National Australia Bank Ltd	922,048		23,347
Indonesia Tbk PT					National Bank of Canada	228,700		17,156
Souza Cruz SA	292,475		3,807		Sberbank of Russia	1,123,372		3,359
			$74,441		Sberbank of Russia ADR(a)	242,602		2,911
					Standard Chartered PLC	757,088		18,301
Airlines - 0.52%					Sumitomo Mitsui Financial Group Inc	557,000		17,721
Air China Ltd	7,050,000		5,627		Svenska Handelsbanken AB	591,789		17,747
Air France-KLM (a)	277,208		1,759
Asiana Airlines Inc (a)	182,130		1,196		Swedbank AB	1,435,620		20,619
					Toronto-Dominion Bank/The	266,100		20,578
Deutsche Lufthansa AG	463,557		6,406					$376,451
			$14,988
					Beverages - 1.18%
Apparel - 0.36%					Anheuser-Busch InBev NV	299,319		18,149
Burberry Group PLC	482,194		10,197		Cia de Bebidas das Americas ADR	214,643		7,811
					Fomento Economico Mexicano SAB de CV	111,131		7,837
Automobile Manufacturers - 2.21%					ADR
Daihatsu Motor Co Ltd	490,000		9,450					$33,797
Great Wall Motor Co Ltd	1,929,500		3,309		Building Materials - 0.20%
Hyundai Motor Co	44,380		8,731		Central Glass Co Ltd	154,000		746
Kia Motors Corp	158,336		9,514		China National Building Material Co Ltd	1,060,152		1,282
Nissan Motor Co Ltd	959,500		9,051		Grasim Industries Ltd	4,649		247
Renault SA	57,715		2,459		HeidelbergCement AG	51,053		2,509
Tata Motors Ltd	1,233,133		6,079		Sumitomo Osaka Cement Co Ltd	274,000		849
Volvo AB - B Shares	1,142,331		14,769					$5,633
			$63,362
					Chemicals - 3.09%
Automobile Parts & Equipment - 0.88%					Agrium Inc	114,100		9,198
Continental AG (a)	125,972		10,063
Georg Fischer AG (a)	2,312		970		Aica Kogyo Co Ltd	39,200		548
					Arkema SA	14,679		1,186
Hankook Tire Co Ltd	55,980		2,235		Asahi Kasei Corp	1,238,000		7,829
Pirelli & C SpA	1,066,727		9,865		BASF SE	360,558		27,722
Plastic Omnium SA	23,669		620		Croda International PLC	33,011		1,007
Sungwoo Hitech Co Ltd (a)	52,402		630
					Formosa Chemicals & Fibre Corp	1,099,000		3,157
Valeo SA	15,499		727		Formosa Plastics Corp	816,000		2,377
			$25,110		Koninklijke DSM NV	158,915		8,154
Banks - 13.12%					Lanxess AG	9,804		639
Aareal Bank AG (a)	38,073		868		LG Chem Ltd	13,732		4,572
ABSA Group Ltd	212,940		4,036		Lintec Corp	24,714		469
Australia & New Zealand Banking Group Ltd	1,028,793		23,384		Mitsubishi Chemical Holdings Corp	378,500		2,125
Banco do Brasil SA	335,164		5,216		Mitsui Chemicals Inc	625,000		1,976
Banco Santander Chile SA ADR	16,502		1,345		Nippon Carbon Co Ltd	224,000		644
Bangkok Bank PCL	871,300		4,691		Sasol Ltd	139,389		7,111
Bank Mandiri Tbk PT	4,495,595		3,350		Taekwang Industrial Co Ltd	361		424
Bank of China Ltd	10,088,300		4,332		USI Corp	496,000		464
Bank Rakyat Indonesia Persero Tbk PT	5,771,500		4,398		Yara International ASA	217,040		8,734
Banque Cantonale Vaudoise	1,595		807		Zeon Corp	53,000		465
Barclays PLC	3,718,008		12,453					$88,801
Canadian Imperial Bank of Commerce/Canada	176,200		13,399		Coal - 0.21%
China Citic Bank Corp Ltd	6,995,000		4,465		Coal India Ltd	259,358		1,716
China Construction Bank Corp	10,556,129		8,453		Exxaro Resources Ltd	91,030		2,246
China Minsheng Banking Corp Ltd	2,004,000		1,853		Yanzhou Coal Mining Co Ltd	810,000		1,943
Credicorp Ltd	30,037		3,414					$5,905
DBS Group Holdings Ltd	1,532,000		16,503

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services - 0.45%					Electronics (continued)
Aggreko PLC	181,769		$6,001		Phison Electronics Corp	327,000		$2,398
Cielo SA	164,000		4,886		Radiant Opto-Electronics Corp	1,372,000		5,217
Emeco Holdings Ltd	833,830		907		Spectris PLC	45,566		1,099
Valid Solucoes e Servicos de Seguranca em	46,536		573		Topco Scientific Co Ltd	221,000		350
Meios de Pagamento e Identificacao S.A					Unimicron Technology Corp	928,000		1,222
Xiamen International Port Co Ltd	3,414,000		519					$47,293

			$12,886		Engineering & Construction - 1.80%
Computers - 0.48%					Bilfinger Berger SE	146,268		13,412
Ingenico	23,095		969		Budimex SA	15,003		395
Lenovo Group Ltd	7,950,000		6,366		China Communications Construction Co Ltd	4,601,000		4,278
Tata Consultancy Services Ltd	275,020		6,299		China Railway Construction Corp Ltd	1,742,500		1,132
			$13,634		CTCI Corp	670,000		942
					Flughafen Zuerich AG	1,599		608
Cosmetics & Personal Care - 0.26%					Monadelphous Group Ltd	48,186		1,125
Kao Corp	288,000		7,580		NRW Holdings Ltd	274,117		882
					PBG SA	26,739		680
Distribution & Wholesale - 1.53%					SembCorp Industries Ltd	2,188,000		8,315
Inchcape PLC	104,654		562		SNC-Lavalin Group Inc	115,700		5,958
LG International Corp	34,884		1,717		Taeyoung Engineering & Construction Co Ltd	93,410		477
Marubeni Corp	1,354,000		9,344		(a)
Mitsubishi Corp	575,500		13,130		Taihei Dengyo Kaisha Ltd	73,000		582
Ship Healthcare Holdings Inc	37,100		808		Vinci SA	279,097		12,945
Sumitomo Corp	1,273,631		18,298					$51,731

			$43,859		Food - 4.11%
Diversified Financial Services - 2.13%					Aryzta AG (a)	16,556		764
Aberdeen Asset Management PLC	1,786,144		6,724		BRF - Brasil Foods SA	123,900		2,454
Century Tokyo Leasing Corp	40,100		819		Charoen Pokphand Foods PCL (b)	6,155,400		6,966
Daishin Securities Co Ltd	54,370		578		CJ CheilJedang Corp	9,981		2,737
Fubon Financial Holding Co Ltd	2,981,048		3,325		Cosan SA Industria e Comercio	247,900		4,011
Hana Financial Group Inc	201,610		6,892		Danone	174,196		10,751
IGM Financial Inc	122,286		5,464		Nestle SA	663,451		38,020
Intermediate Capital Group PLC	1,020,736		4,423		Nutreco NV	116,695		8,270
Jaccs Co Ltd	204,000		656		Sao Martinho SA	44,411		512
KB Financial Group Inc	138,333		5,246		Suedzucker AG	413,745		12,226
Mega Financial Holding Co Ltd	4,083,398		2,801		Unilever NV - CVA	851,890		28,359
ORIX Corp	197,120		18,439		Viscofan SA	22,764		878
Provident Financial PLC	45,647		690		WM Morrison Supermarkets PLC	466,403		2,102
Tisco Financial Group PCL (b)	728,900		843					$118,050
TMX Group Inc	99,400		4,250		Forest Products & Paper - 0.54%
			$61,150		Stora Enso OYJ	340,714		2,424
Electric - 1.05%					Sumitomo Forestry Co Ltd	61,700		554
Atco Ltd/Canada	15,800		941		Svenska Cellulosa AB	615,493		10,278
China Power International Development Ltd	3,010,000		765		UPM-Kymmene OYJ	175,571		2,251
CLP Holdings Ltd	1,384,500		11,336					$15,507
International Power PLC	1,293,218		6,835
Ratchaburi Electricity Generating Holding	459,800		654		Gas - 0.27%
PCL (b)					Keyera Corp	22,484		1,053
SSE PLC	404,591		7,797		National Grid PLC	659,747		6,570
Tenaga Nasional BHD	929,300		1,833					$7,623
			$30,161		Hand & Machine Tools - 0.05%
Electrical Components & Equipment - 1.65%					Techtronic Industries Co	1,166,500		1,297
Harbin Electric Co Ltd	796,000		771
Hitachi Ltd	3,240,739		18,113		Healthcare - Products - 1.24%
Leoni AG	81,201		3,647		Coloplast A/S	91,204		13,464
Mitsubishi Electric Corp	1,254,000		11,253		Elekta AB	278,517		13,310
Schneider Electric SA	172,275		10,699		Fresenius SE & Co KGaA	83,783		8,498
Simplo Technology Co Ltd	406,900		2,861		Opto Circuits India Ltd	74,327		357
			$47,344					$35,629

Electronics - 1.65%					Holding Companies - Diversified - 0.60%
Anritsu Corp	653,000		7,779		GS Holdings	33,624		1,865
E Ink Holdings Inc	763,000		1,083		Haci Omer Sabanci Holding AS ADR	3		—
FLEXium Interconnect Inc	219,000		719		Imperial Holdings Ltd	325,837		5,775
Hamamatsu Photonics KK	163,400		5,874		KOC Holding AS	354,918		1,382
Hon Hai Precision Industry Co Ltd	2,594,241		8,356		Sherritt International Corp	113,900		719
Keyence Corp	39,600		9,866		Swire Pacific Ltd	678,500		7,546
LG Display Co Ltd (a)	100,920		2,646					$17,287
Maruwa Co Ltd/Aichi	15,800		684

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Home Builders - 0.40%					Metal Fabrication & Hardware - 0.08%
Barratt Developments PLC (a)	452,154		$778		Catcher Technology Co Ltd	234,000		$1,455
MRV Engenharia e Participacoes SA	507,573		3,908		JFE Shoji Holdings Inc	111,000		501
Persimmon PLC	829,993		6,886		Ryobi Ltd	88,000		334
			$11,572					$2,290

Home Furnishings - 0.03%					Mining - 6.67%
De'Longhi SpA	81,213		800		Anglo American PLC	383,044		15,838
					Antofagasta PLC	198,027		4,035
					B2Gold Corp (a)	260,500		992
Insurance - 2.95%					Barrick Gold Corp	404,000		19,928
AXA SA	284,753		4,322		BHP Billiton Ltd	826,269		32,878
Challenger Ltd/AU	148,116		695
Helvetia Holding AG	2,787		936		BHP Billiton PLC	68,492		2,291
					Boliden AB	63,309		1,082
Lancashire Holdings Ltd	65,787		714		Centerra Gold Inc	456,200		9,031
Legal & General Group PLC	7,473,773		13,591		China Qinfa Group Ltd (a)	4,514,000		984
LIG Insurance Co Ltd	4,460		96		Cia de Minas Buenaventura SA ADR	108,407		4,651
PICC Property & Casualty Co Ltd	2,225,000		2,932		Cline Mining Corp (a)	348,403		698
Ping An Insurance Group Co	374,000		2,961		DRDGOLD Ltd	561,279		376
Prudential PLC	1,759,221		19,419		Fortuna Silver Mines Inc (a)	125,000		838
Sampo OYJ	585,116		15,414		Gold Fields Ltd	319,861		5,276
Samsung Fire & Marine Insurance Co Ltd	10,116		1,959
Sanlam Ltd	1,142,550		4,409		Grupo Mexico SAB de CV	3,138		10
Zurich Financial Services (a)	71,722		17,220		Gujarat Mineral Development Corp Ltd	92,935		337
					IAMGOLD Corp	484,597		8,086
			$84,668		Iluka Resources Ltd	368,338		7,164
Internet - 0.24%					Industrias Penoles SAB de CV	64,172		3,067
Gree Inc	217,500		6,278		Jiangxi Copper Co Ltd	890,000		2,265
PChome Online Inc	79,000		450		Kazakhmys PLC	145,082		2,597
XING AG (a)	4,694		283		KGHM Polska Miedz SA	75,581		3,270
			$7,011		Korea Zinc Co Ltd (a)	8,578		2,928
					Medusa Mining Ltd	164,043		941
Investment Companies - 0.87%					Pan American Silver Corp	162,600		3,731
Cheung Kong Infrastructure Holdings Ltd	1,027,000		5,846		Pan Australian Resources Ltd (a)	232,024		865
Investor AB	570,822		11,555		Rio Tinto Ltd	450,802		33,100
Kinnevik Investment AB	355,979		7,447		SEMAFO Inc	68,400		458
			$24,848		Southern Copper Corp	124,552		4,321
Iron & Steel - 1.14%					Sterlite Industries India Ltd ADR	201,352		1,842
ArcelorMittal	409,703		8,245		Xstrata PLC	355,764		6,024
Evraz PLC (a)	465,157		3,287		Yamana Gold Inc	663,400		11,479
Ferrexpo PLC	133,090		714					$191,383
Kumba Iron Ore Ltd	81,261		5,572		Miscellaneous Manufacturing - 0.36%
Labrador Iron Ore Royalty Corp	12,000		433		Aalberts Industries NV	41,048		769
Maanshan Iron & Steel	7,470,000		2,581		Fenner PLC	77,115		536
Outokumpu OYJ	276,803		2,270		IMI PLC	480,680		6,465
POSCO ADR	41,460		3,804		Melrose PLC	148,503		880
SSAB AB - A Shares	250,015		2,617		Morgan Crucible Co PLC	204,419		1,007
Ternium SA ADR	146,909		3,331		Singamas Container Holdings Ltd	2,534,000		572
			$32,854					$10,229

Leisure Products & Services - 0.43%					Office & Business Equipment - 0.82%
Sega Sammy Holdings Inc	568,100		12,298		Canon Inc	547,500		23,633

Lodging - 0.14%					Oil & Gas - 10.38%
Genting Bhd	1,121,400		4,099		Afren PLC (a)	558,364		1,060
					Aurora Oil & Gas Ltd (a)	236,113		737
Machinery - Construction & Mining - 0.47%					Bangchak Petroleum PCL (b)	1,582,300		1,044
Atlas Copco AB - A Shares	569,250		13,532		BG Group PLC	1,589,776		35,699
					BP PLC	2,173,446		16,126
					Canadian Natural Resources Ltd	431,900		17,109
Machinery - Diversified - 1.20%					China Petroleum & Chemical Corp	7,304,000		8,872
Andritz AG	10,272		953		CNOOC Ltd	5,073,000		10,427
Daifuku Co Ltd	119,500		674		Det Norske Oljeselskap ASA (a)	45,993		702
Duerr AG	16,272		830		Gazprom OAO ADR	1,076,341		13,024
IHI Corp	3,163,000		8,300		Lukoil OAO ADR	200,426		11,735
Mitsubishi Heavy Industries Ltd	2,740,000		12,546		Lundin Petroleum AB (a)	33,540		755
Weir Group PLC/The	357,280		11,006		NovaTek OAO	21,312		2,871
			$34,309		Oil & Natural Gas Corp Ltd	576,815		3,220
Media - 0.05%					PetroChina Co Ltd	7,143,494		10,445
Cogeco Cable Inc	12,825		618		Petroleo Brasileiro SA ADR	641,472		19,597
					Premier Oil PLC (a)	120,083		777
SKY Perfect JSAT Holdings Inc	1,610		832
			$1,450		Repsol YPF SA	605,666		16,637

See accompanying notes

     Schedule of Investments Diversified International Fund January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)						Retail (continued)
Rosneft Oil Co	472,330		$3,481			Inditex SA	76,425		$6,668
Royal Dutch Shell PLC - A Shares	121,146		4,277			Jean Coutu Group PJC Inc/The	67,954		907
Royal Dutch Shell PLC - B Shares	1,214,996		44,198			K's Holdings Corp	22,380		782
Seadrill Ltd	444,114		16,502			Shoppers Drug Mart Corp	304,400		12,598
SK Holdings Co Ltd	49,059		6,136			Tim Hortons Inc	277,900		13,542
Statoil ASA	546,377		13,699			Tsuruha Holdings Inc	15,800		847
Total SA	700,467		37,021			UNY Co Ltd	89,500		837
Tupras Turkiye Petrol Rafinerileri AS	73,397		1,673			Woolworths Holdings Ltd/South Africa	806,654		4,332
			$297,824			Xebio Co Ltd	31,700		781

Oil & Gas Services - 1.13%									$75,005
Canyon Services Group Inc	62,100		705			Semiconductors - 2.00%
John Wood Group PLC	878,660		9,111			ARM Holdings PLC	952,090		9,144
Saipem SpA	240,598		11,260			ASM International NV	31,927		1,055
Technip SA	121,462		11,395			ASML Holding NV	239,068		10,268
			$32,471			Formosa Advanced Technologies Co Ltd	310,000		265
						Powertech Technology Inc	43,600		109
Pharmaceuticals - 5.42%						Samsung Electronics Co Ltd	25,652		25,279
AstraZeneca PLC	347,868		16,744			Taiwan Semiconductor Manufacturing Co Ltd	4,235,605		11,238
Chong Kun Dang Pharm Corp (a)	30,280		563
GlaxoSmithKline PLC	246,489		5,477						$57,358
Novartis AG	668,224		36,152			Shipbuilding - 0.08%
Novo Nordisk A/S	201,134		23,782			Samsung Heavy Industries Co Ltd	71,400		2,269
Roche Holding AG	222,364		37,636
Sanofi-Aventis SA	162,818		12,026
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	570,276		520			Software - 1.31%
						Capcom Co Ltd	275,500		6,108
Shire PLC	670,630		22,256			IT Holdings Corp	47,300		581
Virbac SA	3,357		470			Konami Corp	249,600		6,582
			$155,626			Open Text Corp (a)	11,300		573
Pipelines - 0.42%						SAP AG	394,164		23,815
TransCanada Corp	292,100		12,017						$37,659
						Storage & Warehousing - 0.02%
Real Estate - 2.53%						Sumitomo Warehouse Co Ltd/The	92,000		450
Brookfield Asset Management Inc	653,938		19,846
Capital Property Fund	480,690		564			Telecommunications - 7.47%
Castellum AB	52,829		672			Advanced Info Service PCL (b)	738,100		3,604
Cheung Kong Holdings Ltd	960,000		12,923
Daito Trust Construction Co Ltd	133,900		12,613			America Movil SAB de CV ADR	243,212		5,645
						BT Group PLC	6,482,631		20,788
Ez Tec Empreendimentos e Participacoes SA	94,734		962			China Mobile Ltd	1,064,639		10,886
Fantasia Holdings Group Co Ltd	5,934,000		620			China Unicom Hong Kong Ltd	2,446,000		4,504
Gazit-Globe Ltd	55,563		556			Chorus Ltd (a)	3,012,581		8,109
Great Eagle Holdings Ltd	342,000		842			Chunghwa Telecom Co Ltd	1,194,000		3,882
Helbor Empreendimentos SA	47,900		639
Mah Sing Group Bhd	880,500		596			GN Store Nord A/S	89,783		911
						Hutchison Telecommunications Hong Kong	2,294,666		938
Mitsui Fudosan Co Ltd	550,000		9,042			Holdings Ltd
Sun Hung Kai Properties Ltd	856,000		11,854
Wihlborgs Fastigheter AB	62,954		861			Manitoba Telecom Services Inc	192,100		6,083
						MobileOne Ltd	220,000		423
			$72,590			Nippon Telegraph & Telephone Corp	374,300		18,710
REITS - 1.23%						NTT DoCoMo Inc	12,917		22,946
CapitaMall Trust	3,567,000		4,849			Oki Electric Industry Co Ltd (a)	703,000		673
Dundee Real Estate Investment Trust	25,900		865			QSC AG (a)	36,721		105
Eurocommercial Properties NV	19,796		685			Samart Corp PCL (b)	1,940,500		505
Gecina SA	8,446		806			Sistema JSFC	161,351		3,130
Mirvac Group	5,816,903		7,627			Softbank Corp	427,100		11,896
Suntec Real Estate Investment Trust	833,000		745			Taiwan Mobile Co Ltd (a)	1,999,000		6,047
Unibail-Rodamco SE	47,836		9,185			TDC A/S	788,226		6,144
United Urban Investment Corp	701		763			Tele2 AB	467,391		8,918
Wereldhave NV	11,273		826			Telecom Corp of New Zealand Ltd	4,006,381		6,930
Westfield Retail Trust	3,084,001		8,284			Telenet Group Holding NV (a)	155,058		6,140
Yuexiu Real Estate Investment	1,146,000		538			Telenor ASA	550,824		8,980
			$35,173			Tim Participacoes SA ADR(a)	92,376		2,665
						Vodacom Group Ltd	413,950		5,100
Retail - 2.61%						Vodafone Group PLC	14,784,839		39,793
361 Degrees International Ltd	1,816,000		726						$214,455
Alimentation Couche Tard Inc	263,700		8,008
Aoyama Trading Co Ltd	49,500		890			Textiles - 0.14%
Cie Financiere Richemont SA	218,023		12,340			Alok Industries Ltd	1,371,789		556
Dollarama Inc	231,000		9,964			Cia Hering	127,400		3,063
Dufry AG (a)	8,138		924			Raymond Ltd	71,548		494
Giordano International Ltd	1,076,000		859						$4,113
See accompanying notes					44

     Schedule of Investments Diversified International Fund January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Toys, Games & Hobbies - 0.31%					(continued)	Amount (000's)	Value	(000	's)
Namco Bandai Holdings Inc	617,400		$8,789		Banks (continued)
					Investment in Joint Trading Account; Merrill	$27,337		$27,337
					Lynch Repurchase Agreement; 0.16%
Transportation - 1.31%					dated 01/31/12 maturing 02/01/12
Canadian National Railway Co	303,000		22,854		(collateralized by US Government
Stagecoach Group PLC	227,167		1,007
Toll Holdings Ltd	937,791		4,968		Securities; $27,883,444; 0.00% - 1.00%;
West Japan Railway Co	206,200		8,738		dated 07/05/12 - 05/04/37)
			$37,567					$82,297
					TOTAL REPURCHASE AGREEMENTS			$82,297
Water - 0.90%					Total Investments			$2,911,720
Pennon Group PLC	794,175		8,704		Liabilities in Excess of Other Assets, Net - (1.48)%			$(42,463)
Severn Trent PLC	313,511		7,534		TOTAL NET ASSETS - 100.00%			$2,869,257
United Utilities Group PLC	1,004,745		9,531
			$25,769
TOTAL COMMON STOCKS			$2,756,394		(a) Non-Income Producing Security
PREFERRED STOCKS - 2.54%	Shares Held	Value	(000	's)	(b)	Market value is determined in accordance with procedures established in
					good faith by the Board of Directors. At the end of the period, the value of
Apparel - 0.27%					these securities totaled $13,616 or 0.47% of net assets.
Hugo Boss AG	87,655		7,814

Automobile Manufacturers - 0.69%					Unrealized Appreciation (Depreciation)
Volkswagen AG	111,374		19,718		The net federal income tax unrealized appreciation (depreciation) and federal tax
					cost of investments held as of the period end were as follows:
Banks - 0.59%
Banco Bradesco SA	372,503		6,694		Unrealized Appreciation			$258,456
Itau Unibanco Holding SA	514,300		10,338		Unrealized Depreciation			(95,108)
			$17,032		Net Unrealized Appreciation (Depreciation)			$163,348
					Cost for federal income tax purposes			$2,748,372
Electric - 0.17%
Cia Paranaense de Energia	212,200		4,925		All dollar amounts are shown in thousands (000's)

Iron & Steel - 0.71%
Gerdau SA	495,100		4,718
Vale SA	636,829		15,560
			$20,278

Telecommunications - 0.11%
Telefonica Brasil SA	117,170		3,262

	TOTAL PREFERRED STOCKS			$73,029
		Maturity
	REPURCHASE AGREEMENTS - 2.87%	Amount (000's)	Value	(000	's)

Banks	- 2.87%
	Investment in Joint Trading Account; Credit	$13,780		$13,780
	Suisse Repurchase Agreement; 0.18%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $14,055,276; 4.38% - 8.00%;
	dated 11/15/21 - 11/15/39)
	Investment in Joint Trading Account; Deutsche	33,262		33,261
	Bank Repurchase Agreement; 0.22% dated
	01/31/12 maturing 02/01/12 (collateralized
	by US Government Securities;
	$33,926,526; 0.00% - 5.25%; dated
	02/01/12 - 12/09/31)
	Investment in Joint Trading Account; JP	7,919		7,919
	Morgan Repurchase Agreement; 0.15%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $8,077,744; 0.00% - 7.00%;
	dated 09/20/12 - 04/15/30)

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
United Kingdom	15 .65%
Japan	13 .22%
Canada	9.15%
Germany	5.43%
Switzerland	5.32%
Australia	5.11%
France	4.54%
Sweden	4.35%
Netherlands	3.73%
Brazil	3.66%
Korea, Republic Of	3.39%
United States	3.33%
China	3.15%
Hong Kong	2.50%
Taiwan, Province Of China	2.04%
South Africa	1.70%
Denmark	1.54%
Russian Federation	1.41%
India	1.31%
Singapore	1.23%
Belgium	1.14%
Norway	1.11%
Italy	0.89%
Spain	0.84%
Ireland	0.78%
Finland	0.78%
Thailand	0.75%
Mexico	0.68%
Bermuda	0.61%
New Zealand	0.52%
Luxembourg	0.41%
Indonesia	0.29%
Peru	0.28%
Malaysia	0.27%
Poland	0.14%
Turkey	0.13%
Chile	0.05%
Austria	0.03%
Israel	0.02%
Liabilities in Excess of Other Assets, Net	(1.48)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Equity Income Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 97.22%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 1.86%					Gas - 1.10%
Lockheed Martin Corp	386,424		$31,810		Sempra Energy	717,000		$40,797
Raytheon Co	776,526		37,266

			$69,076		Healthcare - Products - 1.15%
Apparel - 1.17%					Becton Dickinson and Co	96,717		7,584
VF Corp	331,585		43,600		Medtronic Inc	912,189		35,183
								$42,767

Automobile Manufacturers - 0.33%					Insurance - 6.88%
PACCAR Inc	276,942		12,241		ACE Ltd	1,160,500		80,771
					Allianz SE ADR	1,389,745		15,440
					Allstate Corp/The	1,013,289		29,233
Automobile Parts & Equipment - 1.46%					Chubb Corp/The	575,000		38,761
Autoliv Inc	657,508		41,482
Johnson Controls Inc	400,229		12,715		Fidelity National Financial Inc	1,985,675		36,120
					MetLife Inc	844,648		29,841
			$54,197		Validus Holdings Ltd	796,790		25,553
Banks - 8.00%								$255,719
Australia & New Zealand Banking Group Ltd	395,986		9,005
ADR					Leisure Products & Services - 0.95%
Banco Santander SA ADR	3,449,840		27,185		Carnival Corp	1,168,400		35,286
Bank of Nova Scotia	681,224		34,960
JP Morgan Chase & Co	2,253,060		84,039		Machinery - Diversified - 1.36%
M&T Bank Corp	446,922		35,637		Deere & Co	586,900		50,561
PNC Financial Services Group Inc	974,504		57,418
US Bancorp	1,730,893		48,846		Media - 0.46%
			$297,090		Walt Disney Co/The	441,591		17,178
Beverages - 1.12%
Coca-Cola Co/The	202,300		13,661		Mining - 0.83%
Dr Pepper Snapple Group Inc	723,669		28,093		BHP Billiton Ltd ADR	388,011		30,823
			$41,754

Chemicals - 1.05%					Miscellaneous Manufacturing - 2.51%
Air Products & Chemicals Inc	162,508		14,305		3M Co	308,200		26,724
EI du Pont de Nemours & Co	484,200		24,641		Parker Hannifin Corp	568,400		45,859
			$38,946		Siemens AG ADR	220,100		20,753
Commercial Services - 0.56%								$93,336
Automatic Data Processing Inc	380,500		20,844		Oil & Gas - 9.53%
					Chevron Corp	578,300		59,611
Distribution & Wholesale - 2.01%					Diamond Offshore Drilling Inc	119,158		7,424
Genuine Parts Co	1,171,135		74,695		Encana Corp	1,613,151		30,860
					Exxon Mobil Corp	688,900		57,688
					Marathon Oil Corp	1,165,300		36,579
Diversified Financial Services - 3.75%					Marathon Petroleum Corp	1,129,600		43,173
AllianceBernstein Holding LP	1,568,344		23,870		Penn West Petroleum Ltd	1,547,080		33,664
BlackRock Inc	310,989		56,600		Royal Dutch Shell PLC - B shares ADR	427,553		31,357
Federated Investors Inc	1,322,327		22,586		Total SA ADR	1,012,578		53,636
NYSE Euronext	1,373,082		36,469					$353,992
			$139,525
					Pharmaceuticals - 13.09%
Electric - 3.82%					Abbott Laboratories	1,417,100		76,736
NextEra Energy Inc	797,900		47,754		Bristol-Myers Squibb Co	1,912,593		61,662
Progress Energy Inc	639,326		34,735		GlaxoSmithKline PLC ADR	1,240,043		55,232
Wisconsin Energy Corp	398,900		13,563		Johnson & Johnson	534,000		35,196
Xcel Energy Inc	1,726,400		45,922		Merck & Co Inc	2,039,480		78,031
			$141,974		Novartis AG ADR	769,376		41,823
Electrical Components & Equipment - 1.08%					Pfizer Inc	3,300,145		70,623
Emerson Electric Co	778,000		39,974		Roche Holding AG ADR	1,036,225		44,350
					Teva Pharmaceutical Industries Ltd ADR	504,062		22,748
								$486,401
Electronics - 0.62%
Honeywell International Inc	398,900		23,152		Pipelines - 2.26%
					Enterprise Products Partners LP	1,058,543		51,127
					Kinder Morgan Energy Partners LP	386,395		32,836
Food - 2.57%								$83,963
General Mills Inc	448,621		17,868
Kellogg Co	288,948		14,309		REITS - 5.75%
Kraft Foods Inc	1,404,623		53,797		American Capital Agency Corp	829,451		24,320
Kroger Co/The	399,400		9,490		Annaly Capital Management Inc	4,040,656		68,045
			$95,464		Digital Realty Trust Inc	1,249,936		88,570
					HCP Inc	397,085		16,689

See accompanying notes

Schedule of Investments
Equity Income Fund
January 31, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

	REITS (continued)					(continued)	Amount (000's)	Value	(000	's)
	Health Care REIT Inc	278,200		$15,916		Banks (continued)
				$213,540		Investment in Joint Trading Account; Merrill	$32,426		$32,426
						Lynch Repurchase Agreement; 0.16%
	Retail - 3.94%					dated 01/31/12 maturing 02/01/12
	Costco Wholesale Corp	201,000		16,536		(collateralized by US Government
	McDonald's Corp	557,772		55,248		Securities; $33,074,330; 0.00% - 1.00%;
	Tiffany & Co	81,100		5,174		dated 07/05/12 - 05/04/37)
	Wal-Mart Stores Inc	1,130,200		69,349					$97,618
				$146,307		TOTAL REPURCHASE AGREEMENTS			$97,618
	Semiconductors - 6.28%					Total Investments			$3,709,817
	Applied Materials Inc	2,652,291		32,570		Other Assets in Excess of Liabilities, Net - 0.15%			$5,470
	Intel Corp	3,200,200		84,549		TOTAL NET ASSETS - 100.00%			$3,715,287
	Maxim Integrated Products Inc	1,365,100		36,639
	Microchip Technology Inc	1,204,764		44,468
	Taiwan Semiconductor Manufacturing Co Ltd	2,485,607		34,998
	ADR
				$233,224		Unrealized Appreciation (Depreciation)
	Software - 1.68%					The net federal income tax unrealized appreciation (depreciation) and federal tax
	Microsoft Corp	2,119,600		62,592		cost of investments held as of the period end were as follows:

						Unrealized Appreciation			$758,997
	Telecommunications - 3.45%					Unrealized Depreciation			(105,365)
	BCE Inc	1,031,900		42,101		Net Unrealized Appreciation (Depreciation)			$653,632
	CenturyLink Inc	423,811		15,694		Cost for federal income tax purposes			$3,056,185
	Verizon Communications Inc	753,900		28,392
	Vodafone Group PLC ADR	1,544,062		41,829		All dollar amounts are shown in thousands (000's)
				$128,016

	Toys, Games & Hobbies - 3.44%					Portfolio Summary (unaudited)
	Hasbro Inc	1,450,589		50,640		Sector			Percent
	Mattel Inc	2,486,719		77,088		Financial			27 .01%
				$127,728		Consumer, Non-cyclical			18 .49%
						Consumer, Cyclical			13 .30%
	Transportation - 3.16%					Energy			11 .79%
	Norfolk Southern Corp	464,300		33,522		Industrial			10 .59%
	Union Pacific Corp	335,892		38,396		Technology			7.96%
	United Parcel Service Inc	601,700		45,519		Utilities			4.92%
				$117,437		Communications			3.91%
	TOTAL COMMON STOCKS			$3,612,199		Basic Materials			1.88%
		Maturity				Other Assets in Excess of Liabilities, Net			0.15%
	REPURCHASE AGREEMENTS - 2.63%	Amount (000's)	Value	(000	's)	TOTAL NET ASSETS			100.00%

Banks	- 2.63%
	Investment in Joint Trading Account; Credit	$16,345		$16,345
	Suisse Repurchase Agreement; 0.18%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $16,671,857; 4.38% - 8.00%;
	dated 11/15/21 - 11/15/39)
	Investment in Joint Trading Account; Deutsche	39,454		39,453
	Bank Repurchase Agreement; 0.22% dated
	01/31/12 maturing 02/01/12 (collateralized
	by US Government Securities;
	$40,242,414; 0.00% - 5.25%; dated
	02/01/12 - 12/09/31)
	Investment in Joint Trading Account; JP	9,394		9,394
	Morgan Repurchase Agreement; 0.15%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $9,581,527; 0.00% - 7.00%;
	dated 09/20/12 - 04/15/30)

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 25.02%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Agriculture - 0.03%					Electric - 2.89%
Universal Corp/VA	18,036		$809		Ameren Corp	226,142		$7,155
					American Electric Power Co Inc	21,327		844
					Avista Corp	26,259		665
Automobile Parts & Equipment - 0.03%					CPFL Energia SA ADR	50,000		1,482
Cie Generale des Etablissements Michelin	11,832		809		DTE Energy Co	176,000		9,365
					Duke Energy Corp	72,189		1,538
Banks - 0.88%					E.ON AG	53,195		1,137
Australia & New Zealand Banking Group Ltd	88,892		2,021		Edison International	50,000		2,052
BOC Hong Kong Holdings Ltd	381,000		1,007		Entergy Corp	85,000		5,897
Canadian Imperial Bank of Commerce/Canada	4,547		346		FirstEnergy Corp	125,553		5,301
Citigroup Inc	47,917		1,472		GDF Suez	10,659		289
Commonwealth Bank of Australia	36,542		1,965		Huaneng Power International Inc	1,202,000		730
DBS Group Holdings Ltd	115,873		1,248		Integrys Energy Group Inc	50,000		2,596
Fifth Third Bancorp	83,505		1,086		ITC Holdings Corp	40,000		2,948
HSBC Holdings PLC	167,105		1,395		NextEra Energy Inc	47,000		2,813
Industrial and Commercial Bank of China Ltd	1,274,000		892		NSTAR	60,000		2,696
JP Morgan Chase & Co	61,274		2,286		OGE Energy Corp	50,000		2,643
Mitsubishi UFJ Financial Group Inc	329,900		1,511		Pepco Holdings Inc	39,811		783
Mizuho Financial Group Inc	764,400		1,153		PG&E Corp	147,000		5,977
National Australia Bank Ltd	76,650		1,941		Pinnacle West Capital Corp	94,500		4,466
National Bank of Canada	6,693		502		Portland General Electric Co	25,164		628
Nordea Bank AB	120,158		1,006		PPL Corp	250,000		6,948
PNC Financial Services Group Inc	13,159		775		Progress Energy Inc	25,000		1,358
Royal Bank of Canada	18,525		968		RWE AG	44,472		1,701
Sumitomo Mitsui Financial Group Inc	53,600		1,705		SCANA Corp	125,000		5,604
Sumitomo Mitsui Trust Holdings Inc	206,000		643		Southern Co/The	73,000		3,326
Toronto-Dominion Bank/The	8,689		672		SSE PLC	300,000		5,782
US Bancorp	30,587		863		Wisconsin Energy Corp	57,000		1,938
Wells Fargo & Co	48,113		1,405					$88,662

			$26,862		Electrical Components & Equipment - 0.03%
Chemicals - 0.16%					Molex Inc	45,430		994
Cabot Corp	26,449		958
Koninklijke DSM NV	20,677		1,061
LyondellBasell Industries NV	25,361		1,093		Electronics - 0.05%
PPG Industries Inc	10,707		959		Tyco International Ltd	30,209		1,539
Sasol Ltd	15,315		781
			$4,852		Engineering & Construction - 0.05%
					Alion Science and Technology Corp -	7,750		—
Coal - 0.02%					Warrants (b),(c),(d)
Exxaro Resources Ltd	26,841		662		Vinci SA	29,724		1,379
								$1,379

Commercial Services - 0.02%					Environmental Control - 0.04%
Emeco Holdings Ltd	527,237		574		Waste Management Inc	33,640		1,169

Computers - 0.08%					Food - 0.03%
Asustek Computer Inc	99,000		783		SUPERVALU Inc	133,883		925
Hewlett-Packard Co	58,392		1,634
			$2,417
					Forest Products & Paper - 0.10%
Cosmetics & Personal Care - 0.05%					Billerud AB	137,877		1,211
Procter & Gamble Co	23,431		1,477		International Paper Co	39,032		1,216
					Mondi PLC	94,032		748
Distribution & Wholesale - 0.14%								$3,175
ITOCHU Corp	93,300		1,015
Marubeni Corp	163,000		1,125		Gas - 0.53%
Mitsui & Co Ltd	56,700		963		Just Energy Group Inc	25,000		299
Sumitomo Corp	90,300		1,297		National Grid PLC	87,624		873
					National Grid PLC ADR	75,000		3,742
			$4,400		NiSource Inc	422,210		9,597
Diversified Financial Services - 0.20%					South Jersey Industries Inc	15,000		823
Aberdeen Asset Management PLC	131,171		494		Vectren Corp	30,000		858
ARA Asset Management Ltd (a)	1,476,400		1,637					$16,192
BGC Partners Inc	111,130		696
China Everbright Ltd	552,000		904		Healthcare - Services - 0.10%
IGM Financial Inc	16,300		728		Aetna Inc	16,278		711
Intermediate Capital Group PLC	174,981		758		UnitedHealth Group Inc	26,265		1,360
KGI Securities Co Ltd	2,161,000		913		WellPoint Inc	14,453		930
			$6,130					$3,001

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Holding Companies - Diversified - 0.14%					Oil & Gas (continued)
Guangdong Investment Ltd	1,488,000		$861		Royal Dutch Shell PLC - A Shares	53,112		$1,875
Wharf Holdings Ltd	589,737		3,354		Royal Dutch Shell PLC - B shares ADR	35,000		2,567
			$4,215		Royal Dutch Shell PLC - B Shares	65,113		2,369
					Seadrill Ltd	25,516		948
Insurance - 0.42%					Statoil ASA	36,636		918
ACE Ltd	8,958		624		Total SA	48,562		2,567
Allianz SE	11,140		1,225		Total SA ADR	7,500		397
Allstate Corp/The	31,716		915		Transocean Ltd/Switzerland	25,000		1,182
AXA SA	36,829		559					$34,842
Legal & General Group PLC	562,203		1,022
Lincoln National Corp	39,202		844		Packaging & Containers - 0.03%
Maiden Holdings Ltd	43,607		407		Sealed Air Corp	41,553		828
MetLife Inc	19,412		686
Protective Life Corp	29,960		749
Prudential PLC	112,615		1,243		Pharmaceuticals - 0.58%
SCOR SE	40,488		1,019		Abbott Laboratories	40,569		2,197
Sul America SA	69,300		615		AstraZeneca PLC	34,860		1,678
Swiss Life Holding AG (b)	6,197		698		Eisai Co Ltd	19,700		815
Validus Holdings Ltd	28,212		905		Eli Lilly & Co	38,821		1,543
Zurich Financial Services (b)	5,686		1,365		GlaxoSmithKline PLC	51,929		1,154
					Johnson & Johnson	24,480		1,613
			$12,876		Merck & Co Inc	25,036		958
Internet - 0.02%					Novartis AG	49,148		2,659
United Online Inc	109,240		621		Pfizer Inc	152,156		3,256
					Sanofi-Aventis SA	26,475		1,956

Investment Companies - 0.03%								$17,829
Investor AB	26,368		534		Pipelines - 8.12%
TICC Capital Corp	39,779		372		Buckeye Partners LP	284,000		17,690
			$906		Chesapeake Midstream Partners LP	263,500		7,665
					Copano Energy LLC	191,700		6,501
Iron & Steel - 0.02%					DCP Midstream Partners LP	25,900		1,261
Kumba Iron Ore Ltd	11,108		762		Enbridge Energy Partners LP	285,100		9,234
					Energy Transfer Partners LP	432,000		21,319
Leisure Time - 0.00%					Enterprise Products Partners LP	558,990		26,999
Travelport LLC (b),(d)	165,331		—		Holly Energy Partners LP (c)	87,000		4,808
					Kinder Morgan Energy Partners LP	3,990		339
					Kinder Morgan Inc/Delaware	54,900		1,783
Media - 0.19%					Kinder Morgan Management LLC	255,367		19,650
Comcast Corp - Class A	150,000		3,988		Magellan Midstream Partners LP (c)	282,300		18,937
Sinclair Broadcast Group Inc	67,095		824		MarkWest Energy Partners LP	156,743		9,085
Viacom Inc	18,722		881		NuStar Energy LP (c)	80,600		4,738
			$5,693		Oiltanking Partners LP	42,721		1,241
Mining - 0.05%					ONEOK Partners LP (c)	209,900		11,780
Freeport-McMoRan Copper & Gold Inc	20,721		958		Plains All American Pipeline LP	262,730		20,493
KGHM Polska Miedz SA	15,350		664		Regency Energy Partners LP	529,662		13,702
			$1,622		Sunoco Logistics Partners LP (c)	259,600		9,691
					Targa Resources Partners LP	227,885		8,949
Miscellaneous Manufacturing - 0.12%					TC Pipelines LP (c)	55,000		2,537
General Electric Co	101,796		1,905		Tesoro Logistics LP	37,600		1,248
Harsco Corp	36,806		818		TransCanada Corp	38,000		1,560
Siemens AG	10,817		1,021		Western Gas Partners LP	179,390		7,332
			$3,744		Williams Cos Inc	85,000		2,450
Office & Business Equipment - 0.02%					Williams Partners LP	286,300		17,862
Reunert Ltd	82,632		688					$248,854
					Publicly Traded Investment Fund - 0.02%
Oil & Gas - 1.14%					John Hancock Preferred Income Fund III	37,571		680
BP PLC	226,654		1,682
Canadian Oil Sands Ltd	29,029		720		Real Estate - 1.08%
Chevron Corp	31,448		3,242		Atrium European Real Estate Ltd	160,000		735
ConocoPhillips	31,306		2,135		Brookfield Office Properties Inc	56,900		982
ENI SpA	56,663		1,253		Castellum AB	100,000		1,271
Exxon Mobil Corp	54,068		4,528		China Resources Land Ltd	764,000		1,350
Gazprom OAO ADR	123,799		1,498		Citycon OYJ	180,000		589
Idemitsu Kosan Co Ltd	7,800		844		Fabege AB	60,900		532
Marathon Oil Corp	41,146		1,291		FKP Property Group	2,033,524		1,371
Pengrowth Energy Corp	70,162		703		Glorious Property Holdings Ltd (b)	12,000,000		1,919
Penn West Petroleum Ltd	90,000		1,958		Growthpoint Properties Ltd	800,000		2,035
PetroChina Co Ltd	380,000		556		GSW Immobilien AG (b)	18,902		586
Precision Drilling Corp (b)	59,740		613		Hang Lung Properties Ltd	477,000		1,639
Repsol YPF SA	36,252		996		Henderson Land Development Co Ltd	199,000		1,080

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Real Estate (continued)					REITS (continued)
Hongkong Land Holdings Ltd	524,000		$2,699		RioCan Real Estate Investment Trust	56,500		$1,464
KWG Property Holding Ltd	1,459,000		606		Simon Property Group Inc	83,147		11,296
Midland Holdings Ltd	984,000		528		SL Green Realty Corp	33,500		2,463
Mitsubishi Estate Co Ltd	122,000		1,948		Societe de la Tour Eiffel	13,000		672
Mitsui Fudosan Co Ltd	92,000		1,512		Stockland	535,000		1,908
New World Development Co Ltd	3,499,491		3,835		Sun Communities Inc	55,300		2,218
Renhe Commercial Holdings Co Ltd	4,000,000		474		Suntec Real Estate Investment Trust	955,000		854
Sponda OYJ	185,641		794		Tishman Speyer Office Fund (b)	1,625,724		846
Sun Hung Kai Properties Ltd	438,000		6,066		Two Harbors Investment Corp	82,725		821
Supalai PCL (d)	1,500,000		684		Unibail-Rodamco SE	25,020		4,804
			$33,235		United Urban Investment Corp	3,846		4,188
					Ventas Inc	41,000		2,391
REITS - 4.77%					Vornado Realty Trust	16,642		1,346
American Assets Trust Inc	31,000		686		Wereldhave NV	12,000		879
Annaly Capital Management Inc	164,000		2,762		Westfield Group	851,578		7,685
Ashford Hospitality Trust Inc	195,800		1,764		Westfield Retail Trust	400,000		1,074
Astro Japan Property Group	848,922		1,848					$146,270
AvalonBay Communities Inc	27,300		3,713
Boardwalk Real Estate Investment Trust	24,500		1,283		Retail - 0.15%
Boston Properties Inc	51,477		5,356		Foot Locker Inc	32,102		842
Brandywine Realty Trust	98,000		1,043		HOT Topic Inc	108,301		793
BRE Properties Inc	33,467		1,734		Intime Department Store Group Co Ltd	636,000		773
Cambridge Industrial Trust	3,098,875		1,256		Macy's Inc	43,694		1,472
Camden Property Trust	30,239		1,950		Seven & I Holdings Co Ltd	28,000		788
Campus Crest Communities Inc	5,797		62					$4,668
Canadian Real Estate Investment Trust	41,800		1,553
CapLease Inc	141,506		589		Savings & Loans - 0.02%
Champion REIT	2,919,000		1,155		First Niagara Financial Group Inc	75,758		725
Charter Hall Office REIT	250,000		942
Charter Hall Retail REIT	150,000		518		Semiconductors - 0.10%
Colonial Properties Trust	71,400		1,527		Intel Corp	84,623		2,236
Cominar Real Estate Investment Trust	46,500		1,005		Taiwan Semiconductor Manufacturing Co Ltd	315,000		836
Corio NV	13,000		605					$3,072
CubeSmart	204,000		2,321
CYS Investments Inc	244,383		3,299		Storage & Warehousing - 0.01%
DCT Industrial Trust Inc	293,000		1,617		Safestore Holdings PLC	265,258		445
Dundee Real Estate Investment Trust	47,100		1,572
Entertainment Properties Trust	61,866		2,751		Telecommunications - 2.25%
Equity One Inc	138,915		2,619		Advanced Info Service PCL (d)	193,500		945
Equity Residential	91,694		5,461		AT&T Inc	452,960		13,321
Essex Property Trust Inc	12,735		1,834		BCE Inc	180,000		7,344
Eurocommercial Properties NV	46,326		1,603		CenturyLink Inc	273,961		10,144
Federal Realty Investment Trust	15,000		1,417		China Mobile Ltd	184,500		1,887
Fortune Real Estate Investment Trust	1,317,000		671		Chorus Ltd ADR(b)	45,000		603
Frasers Commercial Trust	2,100,000		1,285		Chunghwa Telecom Co Ltd	368,000		1,196
Glimcher Realty Trust	269,300		2,593		Cleveland Unlimited Inc - Warrants (b),(d)	2,756		175
Great Portland Estates PLC	192,948		1,095		France Telecom SA	50,620		759
Hammerson PLC	333,000		1,979		Frontier Communications Corp	100,000		428
HCP Inc	47,678		2,004		HTC Corp	67,000		1,099
Hersha Hospitality Trust	340,444		1,849		Hutchison Telecommunications Hong Kong	1,270,000		519
Highwoods Properties Inc	34,100		1,128		Holdings Ltd
Hospitality Properties Trust	98,500		2,387		Nippon Telegraph & Telephone Corp	16,700		835
ICADE	29,300		2,386		Nokia OYJ	228,035		1,139
Japan Retail Fund Investment Corp	1,620		2,349		NTT DoCoMo Inc	409		727
Land Securities Group PLC	262,293		2,788		Telecom Corp of New Zealand Ltd ADR	400,000		3,508
Liberty Property Trust	41,200		1,372		Telefonica Brasil SA ADR	195,000		5,429
Link REIT/The	220,000		801		Telstra Corp Ltd	318,212		1,125
Lippo Malls Indonesia Retail Trust	131,372		40		Verizon Communications Inc	183,922		6,926
LTC Properties Inc	55,800		1,783		Vodacom Group Ltd	78,327		965
Mirvac Group	1,225,000		1,606		Vodafone Group PLC ADR	195,000		5,283
Mori Trust Sogo Reit Inc	140		1,205		Vodafone Group PLC	416,433		1,121
Northern Property Real Estate Investment	61,500		1,919		Windstream Corp	300,000		3,621
Trust								$69,099
Pennsylvania Real Estate Investment Trust	175,000		2,149
Premier Investment Corp	240		796		Transportation - 0.15%
Primary Health Properties PLC	187,000		961		Deutsche Post AG	77,000		1,279
ProLogis Inc	45,794		1,452		Pacific Basin Shipping Ltd	1,875,000		892
PS Business Parks Inc	13,000		808		Union Pacific Corp	20,000		2,286
Public Storage Inc	31,900		4,430					$4,457
Ramco-Gershenson Properties Trust	266,397		3,082
Rayonier Inc	13,071		598
See accompanying notes					51

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Water - 0.16%			Diversified Financial Services (continued)
American Water Works Co Inc	85,000	$2,867	PreferredPlus TR-CCR1 6.00%; Series GSG1	3,000		$72
Aqua America Inc	52,000	1,147	PreferredPlus TR-CCR1 8.05%; Series CCR1	5,200		125
Cia de Saneamento Basico do Estado de Sao	13,000	857				$25,364
Paulo ADR(b)
		$4,871	Electric - 0.04%
TOTAL COMMON STOCKS		$767,030	Entergy Arkansas Inc	3,202		87
			Entergy Louisiana LLC	11,790		323
CONVERTIBLE PREFERRED STOCKS -			Entergy Texas Inc	6,400		185
0.22%	Shares Held Value (000's)		SCANA Corp	21,940		634
Banks - 0.11%						$1,229
Bank of America Corp	800	737
Wells Fargo & Co	2,310	2,530	Insurance - 1.70%
			AAG Holding Co Inc 7.25%	15,594		393
		$3,267	AAG Holding Co Inc 7.50%	80,943		2,049
REITS - 0.11%			Aegon NV 6.375%	330,561		7,143
Digital Realty Trust Inc	81,000	3,473	Aegon NV 6.50%	16,500		357
			Aegon NV 6.875%	3,600		83
TOTAL CONVERTIBLE PREFERRED STOCKS		$6,740	Allianz SE	502,177		13,198
PREFERRED STOCKS - 8.91%	Shares Held	Value (000's)	American Financial Group Inc/OH 7.00%	40,276		1,041
			Arch Capital Group Ltd 7.88%	24,712		626
Banks - 2.59%			Arch Capital Group Ltd 8.00%	1,911		49
ABN AMRO North America Capital Funding	4,810	2,875	Axis Capital Holdings Ltd 7.50%	90,175		8,609
Trust I (a)			Berkley W R Capital Trust	8,606		218
Bank of America Corp 6.63%; Series I	180,750	4,047	Delphi Financial Group Inc 7.38%	57,384		1,416
Bank of America Corp 8.63%; Series MER	63,200	1,589	Everest Re Capital Trust II	32,378		830
Barclays Bank PLC 7.75%	68,100	1,675	ING Groep NV 6.13%	146,000		2,740
Barclays Bank PLC 8.13%	252,100	6,340	ING Groep NV 7.05%	122,664		2,623
BB&T Capital Trust VII	51,338	1,344	ING Groep NV 7.20%	67,242		1,462
CoBank ACB 11.00%; Series C (a)	10,000	516	ING Groep NV 7.38%	26,115		571
CoBank ACB 11.00%; Series D	8,400	448	ING Groep NV 8.50%	80,400		1,987
CoBank ACB 7.00% (a)	321,500	14,618	PartnerRe Ltd 6.75%	8,194		209
Countrywide Financial Corp	22,600	518	PartnerRe Ltd 7.25%	149,783		4,025
Deutsche Bank Contingent Capital Trust II	40,779	909	PLC Capital Trust III	55,196		1,404
Deutsche Bank Contingent Capital Trust III	117,535	2,909	PLC Capital Trust IV	1,937		49
Deutsche Bank Contingent Capital Trust V	38,900	983	PLC Capital Trust V	3,466		86
Fifth Third Capital Trust V	74,600	1,904	Protective Life Corp	3,620		91
Fifth Third Capital Trust VI	15,344	392	RenaissanceRe Holdings Ltd - Series C	14,600		366
HSBC Holdings PLC 6.20%	18,185	452	RenaissanceRe Holdings Ltd - Series D	23,422		596
HSBC Holdings PLC 8.00%	900,946	24,344				$52,221
KeyCorp Capital X	222,430	5,703
M&T Capital Trust IV	9,200	243	Investment Companies - 0.09%
Royal Bank of Scotland Group PLC 5.75%;	383,508	6,416	Australand Assets Trust	27,600		2,681
Series L
Santander Finance Preferred SAU	10,000	273	Media - 0.06%
VNB Capital Trust I	34,111	883	CBS Corp 6.75%	32,100		817
		$79,381	Comcast Corp 7.00%; Series B	39,950		1,017
Beverages - 0.05%						$1,834
Cia de Bebidas das Americas	37,700	1,381	REITS - 2.16%
			CommonWealth REIT 7.50%	117,793		2,574
Diversified Financial Services - 0.83%			CommonWealth REIT - Series C	37,852		951
Ameriprise Financial Inc	46,360	1,311	CommonWealth REIT - Series E	324,169		8,078
Citigroup Capital VIII	24,564	609	DDR Corp - Series H	16,600		415
Citigroup Capital XI	387,300	9,067	DDR Corp - Series I	4,000		100
Citigroup Capital XII	137,225	3,536	Digital Realty Trust Inc	82,100		2,108
Citigroup Capital XIII	107,900	2,907	Duke Realty Corp 6.60%	106,620		2,673
Citigroup Capital XIV	3,711	92	Duke Realty Corp 6.63%	3,115		78
Citigroup Capital XV	5,005	120	Duke Realty Corp 6.95%	6,220		156
Citigroup Capital XVI	50,389	1,206	Duke Realty Corp 8.38%	7,000		186
Corporate-Backed Trust Certificates 6.00%;	5,530	128	Equity Residential	20,702		1,373
Series GS			Harris Preferred Capital Corp	15,600		397
Credit Suisse AG/Guernsey	19,924	523	Kimco Realty Corp 6.65%	4,881		123
Goodman PLUS Trust	25,100	2,305	Kimco Realty Corp 6.90%	221,110		6,138
JP Morgan Chase Capital XXIX	6,420	165	Kimco Realty Corp 7.75%	196,966		5,145
MBNA Capital D	2,816	71	ProLogis Inc - Series O	98,179		2,503
Merrill Lynch Capital Trust II	33,600	738	ProLogis Inc - Series Q	71,100		3,996
Morgan Stanley Capital Trust III	31,100	731	ProLogis Inc - Series S	6,000		148
Morgan Stanley Capital Trust IV	24,891	585	PS Business Parks Inc - Series H	6,334		161
Morgan Stanley Capital Trust VII	12,879	314	PS Business Parks Inc - Series I	9,844		247
Morgan Stanley Capital Trust VIII	2,800	68	PS Business Parks Inc - Series M	115,833		2,921
National City Capital Trust IV	26,800	691	PS Business Parks Inc - Series O	9,978		251
			PS Business Parks Inc - Series P	115,625		2,904

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)		Principal

	REITS (continued)					BONDS (continued)	Amount (000's)	Value	(000	's)
	PS Business Parks Inc - Series R	170,571		$4,409		Automobile Parts & Equipment (continued)
	Public Storage Inc 6.45%; Series F	14,200		358		Stanadyne Holdings Inc
	Public Storage Inc 6.60%; Series C	21,400		544		12.00%, 02/15/2015(f)	$4,245		$3,980
	Public Storage Inc 6.88%	6,431		176					$16,257
	Regency Centers Corp 7.25%	33,406		858
	Suntrust Real Estate Investment Corp (a),(d)	30		3,095		Banks- 5.84%
	Vornado Realty LP	163,022		4,565		Abbey National Capital Trust I
	Vornado Realty Trust - Series E	3,300		86		8.96%, 12/31/2049	2,300		2,047
	Vornado Realty Trust - Series F	32,511		823		ABN Amro North American Holding Preferred
	Vornado Realty Trust - Series H	63,400		1,604		Capital Repackage Trust I
						6.52%, 12/29/2049(a),(f)	4,630		3,472
	Vornado Realty Trust - Series J	218,640		5,803
	Weingarten Realty Investors 6.50%	6,000		152		Akbank TAS
						6.50%, 03/09/2018(a)	615		612
	Weingarten Realty Investors 6.75%	1,600		40
				$66,139		Alfa Bank OJSC Via Alfa Bond Issuance
						PLC
	Savings & Loans - 0.15%					7.75%, 04/28/2021(a)	1,560		1,474
	First Niagara Financial Group Inc	172,800		4,654		7.88%, 09/25/2017	965		975
						Banco Bradesco SA/Cayman Islands
						4.10%, 03/23/2015	1,900		1,933
	Sovereign - 0.32%					4.50%, 01/12/2017(a)	500		510
	Farm Credit Bank/Texas	8,500		9,825		Banco de Bogota SA
						5.00%, 01/15/2017(a)	1,705		1,734
	Telecommunications - 0.92%					Banco de Credito del Peru/Panama
	Centaur Funding Corp (a),(b)	5,000		2,966		4.75%, 03/16/2016(a)	310		311
	Qwest Corp	221,900		5,876		5.38%, 09/16/2020(a)	840		828
	Qwest Corp 7.38%	191,571		5,063		Banco do Brasil SA/Cayman
	Telephone & Data Systems Inc 6.88%	59,903		1,575		4.50%, 01/22/2015	1,230		1,271
	Telephone & Data Systems Inc 7.00%	482,968		12,871		5.38%, 01/15/2021(a)	745		749
				$28,351		5.38%, 01/15/2021	400		402
	TOTAL PREFERRED STOCKS			$273,060		BanColombia SA
		Principal				5.95%, 06/03/2021	1,945		1,969
BONDS	- 56.31%	Amount (000's)	Value	(000	's)	BankAmerica Capital II
						8.00%, 12/15/2026	1,215		1,191
	Advertising - 0.36%					BankAmerica Institutional Capital A
	inVentiv Health Inc					8.07%, 12/31/2026(a)	1,871		1,834
	10.00%, 08/15/2018(a)	$3,845		$3,480
						BankAmerica Institutional Capital B
	MDC Partners Inc					7.70%, 12/31/2026(a)	2,700		2,565
	11.00%, 11/01/2016(a)	4,550		4,863
						Barclays Bank PLC
	11.00%, 11/01/2016	2,365		2,551		6.28%, 12/31/2049	300		243
				$10,894		6.86%, 09/29/2049(a),(f)	3,230		2,810
						7.43%, 12/31/2049(a),(f)	7,750		7,595
	Aerospace & Defense - 0.50%
	Kratos Defense & Security Solutions Inc					BB&T Capital Trust II
	10.00%, 06/01/2017	10,095		10,675		6.75%, 06/07/2036	1,940		2,018
	Sequa Corp					BBVA Bancomer SA/Texas
	13.50%, 12/01/2015(a),(e)	500		533		4.50%, 03/10/2016(a)	729		733
	11.75%, 12/01/2015(a)	4,000		4,220		BBVA International Preferred SAU
						5.92%, 12/30/2049(f)	7,500		5,405
				$15,428
						BNP Paribas SA
	Agriculture - 0.03%					5.19%, 06/29/2049(a),(f)	1,305		940
	Vector Group Ltd					BPCE SA
	11.00%, 08/15/2015	750		779		12.50%, 08/29/2049(a),(c)	4,850		4,568
						Capital One Capital V
	Airlines - 0.57%					10.25%, 08/15/2039	1,000		1,046
	American Airlines 2011-2 Class A Pass					Capital One Capital VI
	Through Trust					8.88%, 05/15/2040	6,140		6,459
	8.63%, 10/15/2021(d)	4,500		4,792		CIT Group Inc
	Continental Airlines 2007-1 Class C Pass					7.00%, 05/01/2017	3,900		3,905
	Through Trust					Claudius Ltd for Credit Suisse
	7.34%, 04/19/2014	2,680		2,720		7.88%, 06/29/2049	16,960		17,214
	Delta Air Lines 2011-1 Class B Pass Through					8.25%, 06/29/2049	1,000		1,032
	Trust					Countrywide Capital III
	7.13%, 10/15/2014(a)	5,000		4,763		8.05%, 06/15/2027	300		285
	Global Aviation Holdings Inc					Credit Agricole SA
						8.38%, 12/13/2049(a),(f)	3,000		2,460
	14.00%, 08/15/2013	6,545		5,105
						Credit Suisse Group Guernsey I Ltd (f)
				$17,380		7.88%, 02/24/2041	4,000		3,841
	Automobile Parts & Equipment - 0.53%					Deutsche Bank Capital Funding Trust I
	Exide Technologies					3.55%, 12/29/2049(a),(f)	4,000		2,460
	8.63%, 02/01/2018	10,000		8,250		Deutsche Bank Capital Funding Trust VII
	Stanadyne Corp					5.63%, 01/29/2049(a),(f)	3,639		2,766
	10.00%, 08/15/2014	4,475		4,027

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)					Banks (continued)
Development Bank of Kazakhstan JSC					Vnesheconombank Via VEB Finance PLC
5.50%, 12/20/2015	$430		$431		6.80%, 11/22/2025	$1,375		$1,384
Dresdner Funding Trust I					6.90%, 07/09/2020(a)	1,158		1,222
8.15%, 06/30/2031(a)	12,900		9,610		VTB Bank OJSC Via VTB Capital SA
FCB/NC Capital Trust I					6.25%, 06/30/2035	336		343
8.05%, 03/01/2028	1,000		1,020		6.25%, 07/02/2035(a)	500		509
First Empire Capital Trust II					6.55%, 10/13/2020	1,190		1,171
8.28%, 06/01/2027	5,300		5,480		6.88%, 05/29/2018	1,795		1,852
First Hawaiian Capital I								$179,179
8.34%, 07/01/2027	1,000		908
Fleet Capital Trust II					Beverages - 0.32%
7.92%, 12/11/2026	1,500		1,455		Beverages & More Inc
					9.63%, 10/01/2014(a)	6,000		6,225
Fuerstenberg Capital International S.A.R.L &
Cie SECS					Corp Lindley SA
					6.75%, 11/23/2021(a)	3,270		3,466
10.25%, 10/29/2049(f)	4,000		3,254
Halyk Savings Bank of Kazakhstan JSC								$9,691
7.25%, 05/03/2017	590		574		Building Materials - 0.63%
HBOS Capital Funding No2 LP					Building Materials Corp of America
6.07%, 06/29/2049(a),(f)	4,050		2,916		6.75%, 05/01/2021(a)	2,350		2,526
HSBC USA Capital Trust I					Cemex SAB de CV
7.81%, 12/15/2026(a)	300		301		9.00%, 01/11/2018(a)	12,745		11,088
ICICI Bank Ltd					Griffon Corp
5.75%, 11/16/2020(a)	605		593		7.13%, 04/01/2018	2,915		2,959
ICICI Bank Ltd/Bahrain					Interline Brands Inc
5.50%, 03/25/2015	1,220		1,248		7.00%, 11/15/2018	1,000		1,050
6.63%, 10/03/2012	830		851		Urbi Desarrollos Urbanos SAB de CV
Itau Unibanco Holding SA/Cayman Island					9.75%, 02/03/2022(a),(g)	1,820		1,825
6.20%, 12/21/2021(a)	1,800		1,845
								$19,448
JP Morgan Chase & Co
7.90%, 04/29/2049(f)	600		650		Chemicals - 0.16%
KeyCorp Capital III					Braskem America Finance Co
7.75%, 07/15/2029	395		402		7.13%, 07/22/2041(a)	755		743
Korea Finance Corp					Braskem Finance Ltd
4.63%, 11/16/2021	1,375		1,366		5.75%, 04/15/2021(a)	1,195		1,192
LBG Capital No.1 PLC					7.00%, 05/07/2020(a)	500		541
7.88%, 11/01/2020(a)	7,400		6,142		Nexeo Solutions LLC / Nexeo Solutions
8.00%, 12/29/2049(a),(f)	7,295		5,763		Finance Corp
National Australia Bank/New York					8.38%, 03/01/2018(a)	2,290		2,290
8.00%, 09/29/2049	800		857					$4,766
Natixis					Coal - 0.21%
9.00%, 04/29/2049	3,312		2,683		Berau Capital Resources Pte Ltd
10.00%, 04/29/2049(a),(f)	2,648		2,171
					12.50%, 07/08/2015(a)	440		497
NB Capital Trust II					Bumi Investment Pte Ltd
7.83%, 12/15/2026	1,150		1,121		10.75%, 10/06/2017	1,065		1,129
NB Capital Trust IV					10.75%, 10/06/2017(a)	3,405		3,609
8.25%, 04/15/2027	2,495		2,464		Consol Energy Inc
PNC Preferred Funding Trust I					8.25%, 04/01/2020	1,000		1,084
6.52%, 12/31/2049(a),(f)	1,000		740
Royal Bank of Scotland Group PLC								$6,319
7.65%, 08/29/2049(f)	3,700		2,868		Commercial Services - 2.10%
Russian Agricultural Bank OJSC Via RSHB					Bankrate Inc
Capital SA					11.75%, 07/15/2015	1,288		1,484
6.00%, 06/03/2021(a)	1,300		1,219		Catalent Pharma Solutions Inc
6.30%, 05/15/2017	2,105		2,193		9.50%, 04/15/2015	8,553		8,831
Santander Finance Preferred SAU					DynCorp International Inc
10.50%, 12/31/2049(f)	4,200		4,284		10.38%, 07/01/2017	11,233		9,913
Sberbank of Russia Via SB Capital SA					Emergency Medical Services Corp
5.72%, 06/16/2021	2,510		2,479		8.13%, 06/01/2019	9,479		9,669
Societe Generale SA					Jaguar Holding Co II / Jaguar Merger Sub Inc
1.33%, 12/29/2049(a),(f)	1,000		488		9.50%, 12/01/2019(a)	6,345		6,861
5.92%, 04/29/2049(a),(f)	4,700		3,481		Knowledge Learning Corp
8.75%, 10/29/2049	11,770		9,710		7.75%, 02/01/2015(a)	8,175		7,623
Standard Chartered PLC					Laureate Education Inc
7.01%, 07/29/2049(a)	100		97		10.00%, 08/15/2015(a),(f)	2,800		2,877
State Bank of India/London					NCO Group Inc
4.50%, 10/23/2014	610		612		11.88%, 11/15/2014	9,165		9,027
Susquehanna Capital II					Rural Metro Corp
11.00%, 03/23/2040	750		765		10.13%, 07/15/2019(a)	3,485		3,293

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Commercial Services (continued)					Diversified Financial Services (continued)
Seminole Indian Tribe of Florida					Man Group PLC
7.75%, 10/01/2017(a)	$2,800		$2,940		5.00%, 08/09/2017	$1,850		$1,550
ServiceMaster Co/TN					11.00%, 05/29/2049	3,857		3,857
7.45%, 08/15/2027	2,400		1,896		MBNA Capital A
			$64,414		8.28%, 12/01/2026	2,175		2,153
					Nuveen Investments Inc
Computers - 1.07%					10.50%, 11/15/2015	10,250		10,686
Compucom Systems Inc					Old Mutual Capital Funding LP
12.50%, 10/01/2015(a)	9,900		10,197
					8.00%, 05/29/2049	12,730		12,539
iGate Corp					Power Sector Assets & Liabilities
9.00%, 05/01/2016	10,990		11,677		Management Corp
Stratus Technologies Bermuda Ltd / Stratus					7.25%, 05/27/2019	804		977
Technologies Inc					7.39%, 12/02/2024(a)	327		405
12.00%, 03/29/2015	9,610		8,457		QHP Royalty Sub LLC
Stream Global Services Inc					10.25%, 03/15/2015(a),(c)	622		628
11.25%, 10/01/2014	2,308		2,368		Softbrands Inc / Atlantis Merger Sub Inc
			$32,699		11.50%, 07/15/2018(a)	2,720		2,747
Consumer Products - 0.79%					Swiss Re Capital I LP
American Achievement Corp					6.85%, 05/29/2049(a),(f)	13,100		11,783
10.88%, 04/15/2016(a)	10,915		8,077		ZFS Finance USA Trust II
Armored Autogroup Inc					6.45%, 12/15/2065(a),(f)	8,900		8,366
9.25%, 11/01/2018(a)	1,250		1,044		ZFS Finance USA Trust V
Prestige Brands Inc					6.50%, 05/09/2037(a)	1,500		1,384
8.25%, 04/01/2018	1,500		1,620					$111,101
Scotts Miracle-Gro Co/The					Electric - 0.85%
6.63%, 12/15/2020(a)	2,000		2,075
					AES Corp/The
Spectrum Brands Holdings Inc					7.38%, 07/01/2021(a)	5,650		6,243
9.50%, 06/15/2018	3,000		3,401		Centrais Eletricas Brasileiras SA
YCC Holdings LLC / Yankee Finance Inc					5.75%, 10/27/2021(a)	2,150		2,262
10.25%, 02/15/2016(e)	8,375		7,977
					Comision Federal de Electricidad
			$24,194		4.88%, 05/26/2021(a)	435		445
Distribution & Wholesale - 0.37%					4.88%, 05/26/2021	200		204
Baker & Taylor Inc					Dominion Resources Inc/VA
11.50%, 07/01/2013(a)	5,375		2,849		2.88%, 09/30/2049(f)	6,000		5,196
Intcomex Inc					7.50%, 06/30/2066	700		735
13.25%, 12/15/2014	8,785		8,302		Integrys Energy Group Inc
VWR Funding Inc					6.11%, 12/01/2066(f)	6,400		6,280
10.25%, 07/15/2015(e)	264		274		NextEra Energy Capital Holdings Inc
					7.30%, 09/01/2067(f)	200		211
			$11,425
					Perusahaan Listrik Negara PT
Diversified Financial Services - 3.62%					5.50%, 11/22/2021(a)	1,400		1,459
Ageas Hybrid Financing SA					PPL Capital Funding Inc
8.25%, 02/28/2049	8,064		5,645		6.70%, 03/30/2067(f)	3,050		3,012
Capital One Capital III								$26,047
7.69%, 08/15/2036	3,050		3,081
Charles Schwab Corp/The					Electrical Components & Equipment - 0.24%
7.00%, 02/01/2049(f)	1,700		1,745		Coleman Cable Inc
CNH Capital LLC					9.00%, 02/15/2018	7,295		7,441
6.25%, 11/01/2016(a)	750		803
Credit Acceptance Corp					Electronics - 0.04%
9.13%, 02/01/2017	1,000		1,053		Stoneridge Inc
9.13%, 02/01/2017(a)	4,850		5,092		9.50%, 10/15/2017(a)	1,105		1,127
E*Trade Financial Corp
7.88%, 12/01/2015	7,810		7,898
Glen Meadow Pass-Through Trust					Energy - Alternate Sources - 0.02%
6.51%, 02/12/2067(a),(f)	11,300		8,475		Kazatomprom Natsionalnaya Atomnaya
GT 2005 BONDS BV					Kompaniya AO
6.00%, 07/21/2014(f)	827		759		6.25%, 05/20/2015	550		583
Icahn Enterprises LP / Icahn Enterprises
Finance Corp					Engineering & Construction - 0.40%
7.75%, 01/15/2016	8,930		9,287		Alion Science and Technology Corp
8.00%, 01/15/2018(a)	2,100		2,179
					12.00%, 11/01/2014	9,090		7,636
Jefferies Group Inc					10.25%, 02/01/2015	5,310		2,429
8.50%, 07/15/2019	2,500		2,619		Odebrecht Finance Ltd
Macquarie PMI LLC					6.00%, 04/05/2023(a)	2,300		2,315
8.38%, 12/02/2049	3,350		3,217					$12,380
Majapahit Holding BV
7.75%, 01/20/2020(a)	1,730		2,050
7.88%, 06/29/2037	100		123

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Entertainment - 1.61%					Healthcare - Services - 0.69%
Chukchansi Economic Development					Apria Healthcare Group Inc
Authority					12.38%, 11/01/2014	$7,850		$7,830
0.00%, 11/15/2012(a),(b),(f)	$4,020		$2,653		OnCure Holdings Inc
Diamond Resorts Corp					11.75%, 05/15/2017	9,200		7,406
12.00%, 08/15/2018	9,650		9,915		Symbion Inc
Lions Gate Entertainment Inc					11.00%, 08/23/2015	3,420		3,165
10.25%, 11/01/2016(a)	11,495		12,012		Tenet Healthcare Corp
NAI Entertainment Holdings LLC					6.25%, 11/01/2018(a)	2,500		2,619
8.25%, 12/15/2017(a)	3,700		4,042					$21,020
Regal Entertainment Group
9.13%, 08/15/2018	1,010		1,106		Holding Companies - Diversified - 0.03%
Snoqualmie Entertainment Authority					Votorantim Cimentos SA
					7.25%, 04/05/2041(a)	375		379
4.18%, 02/01/2014(a),(f)	7,805		6,986
9.13%, 02/01/2015(a)	5,085		4,996		Voto-Votorantim Ltd
Speedway Motorsports Inc					6.75%, 04/05/2021	385		413
6.75%, 02/01/2019	1,100		1,133					$792
Vail Resorts Inc					Housewares - 0.18%
6.50%, 05/01/2019	1,000		1,030		American Standard Americas
WMG Acquisition Corp					10.75%, 01/15/2016(a)	8,210		5,501
11.50%, 10/01/2018(a)	5,425		5,534
			$49,407
					Insurance - 4.56%
Environmental Control - 0.19%					Aegon NV
Darling International Inc					2.15%, 07/29/2049(f)	3,900		2,033
8.50%, 12/15/2018	2,000		2,240		Allstate Corp/The
WCA Waste Corp					6.13%, 05/15/2037(f)	1,970		1,858
7.50%, 06/15/2019(a)	3,470		3,574		AXA SA
			$5,814		6.38%, 12/29/2049(a),(f)	6,500		4,859
					Catlin Insurance Co Ltd
Food- 1.19%					7.25%, 12/31/2049(a)	18,535		16,125
BI-LO LLC / BI-LO Finance Corp
9.25%, 02/15/2019(a)	10,225		10,762		CNO Financial Group Inc
					9.00%, 01/15/2018(a)	2,585		2,747
Bumble Bee Acquisition Corp
9.00%, 12/15/2017(a)	2,078		2,140		Dai-ichi Life Insurance Co Ltd/The
					7.25%, 12/31/2049(a)	3,500		3,654
Bumble Bee Holdco SCA
9.63%, 03/15/2018(a),(e)	10,920		9,828		Everest Reinsurance Holdings Inc
					6.60%, 05/15/2037(f)	3,100		2,840
Grupo Bimbo SAB de CV
4.50%, 01/25/2022(a)	3,410		3,481		ING Capital Funding Trust III
					4.18%, 12/31/2049(f)	1,500		1,200
JBS Finance II Ltd
8.25%, 01/29/2018(a)	550		536		ING Groep NV
					5.78%, 12/08/2049	3,000		2,468
Pinnacle Foods Finance LLC / Pinnacle Foods					Ironshore Holdings US Inc
Finance Corp					8.50%, 05/15/2020(a)	7,170		7,776
8.25%, 09/01/2017	2,125		2,274		Liberty Mutual Group Inc
US Foodservice					7.00%, 03/15/2037(a),(f)	300		263
8.50%, 06/30/2019(a)	7,510		7,463
					7.80%, 03/15/2037(a)	7,301		6,826
			$36,484		Liberty Mutual Insurance Co
Forest Products & Paper - 0.10%					7.70%, 10/15/2097(a)	3,810		3,571
Clearwater Paper Corp					Lincoln National Corp
7.13%, 11/01/2018	1,100		1,163		7.00%, 05/17/2066(f)	4,700		4,442
Fibria Overseas Finance Ltd					MetLife Capital Trust X
6.75%, 03/03/2021(a)	375		362		9.25%, 04/08/2038(a)	3,600		4,257
7.50%, 05/04/2020	800		826		Nationwide Financial Services Inc
Verso Paper Holdings LLC / Verso Paper Inc					6.75%, 05/15/2037	15,080		13,313
8.75%, 02/01/2019	1,500		833		Progressive Corp/The
			$3,184		6.70%, 06/15/2037	300		308
					Prudential Financial Inc
Hand & Machine Tools - 0.16%					8.88%, 06/15/2038(f)	4,805		5,742
Thermadyne Holdings Corp					Prudential PLC
9.00%, 12/15/2017	4,685		4,919		6.50%, 06/29/2049	1,500		1,335
					7.75%, 12/16/2049	12,800		12,782
Healthcare - Products - 0.17%					11.75%, 12/29/2049(f)	4,500		5,157
Biomet Inc					QBE Capital Funding II LP
11.63%, 10/15/2017	2,400		2,610		6.80%, 06/29/2049(a),(f)	3,900		3,375
Charger Merger Corp					QBE Capital Funding III Ltd
9.88%, 01/15/2019(a)	1,005		1,045		7.25%, 05/24/2041(a),(f)	10,500		9,285
DJO Finance LLC / DJO Finance Corp					Reinsurance Group of America Inc
9.75%, 10/15/2017	2,110		1,599		6.75%, 12/15/2065(f)	1,700		1,531
			$5,254		Sirius International Group Ltd
					7.51%, 05/29/2049(a),(f)	2,900		2,703

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Insurance (continued)					Machinery - Diversified (continued)
USI Holdings Corp					Tempel Steel Co
4.33%, 11/15/2014(a),(c),(f)	$500		$460		12.00%, 08/15/2016(a)	$4,075		$3,932
9.75%, 05/15/2015(a)	13,297		13,031					$11,397
XL Group PLC
6.50%, 12/31/2049(f)	7,045		5,874		Media - 0.73%
			$139,815		Bresnan Broadband Holdings LLC
					8.00%, 12/15/2018(a)	1,800		1,881
Internet - 0.45%					Cablevision Systems Corp
GXS Worldwide Inc					8.00%, 04/15/2020	2,100		2,300
9.75%, 06/15/2015	10,318		10,112		CCO Holdings LLC / CCO Holdings Capital
Open Solutions Inc					Corp
9.75%, 02/01/2015(a)	2,250		1,620		7.00%, 01/15/2019	2,500		2,656
Zayo Group LLC/Zayo Capital Inc					8.13%, 04/30/2020	2,000		2,213
10.25%, 03/15/2017	1,800		1,935		CSC Holdings LLC
			$13,667		6.75%, 11/15/2021(a)	1,250		1,344
					DCP LLC / DCP Corp
Investment Companies - 0.12%					10.75%, 08/15/2015(a)	3,960		3,029
American Capital Ltd					Grupo Televisa SAB
7.96%, 12/31/2013(a),(f)	1,697		1,688
					6.63%, 03/18/2025	575		685
Offshore Group Investments Ltd					Houghton Mifflin Harcourt Publishers Inc /
11.50%, 08/01/2015	1,705		1,888		Houghton Mifflin Harcourt Publishing
			$3,576		10.50%, 06/01/2019(a)	6,200		3,410
Iron & Steel - 0.59%					Kabel BW GmbH
APERAM					7.50%, 03/15/2019(a)	4,460		4,761
7.38%, 04/01/2016(a)	2,300		2,013					$22,279
CSN Resources SA					Metal Fabrication & Hardware - 0.17%
6.50%, 07/21/2020(a)	1,555		1,645
					AM Castle & Co
Evraz Group SA					12.75%, 12/15/2016(a)	1,965		2,039
9.50%, 04/24/2018	1,100		1,176		Atkore International Inc
Gerdau Holdings Inc					9.88%, 01/01/2018	3,340		3,306
7.00%, 01/20/2020	1,680		1,831					$5,345
Metinvest BV
8.75%, 02/14/2018(a)	660		574		Mining - 1.61%
Standard Steel LLC / Standard Steel Finance					Aleris International Inc
Corp					7.63%, 02/15/2018	3,875		3,923
12.00%, 05/01/2015(a),(d)	9,525		11,000		ALROSA Finance SA
			$18,239		7.75%, 11/03/2020(a)	3,975		4,109
					AngloGold Ashanti Holdings PLC
Leisure Products & Services - 0.34%					5.38%, 04/15/2020	1,055		1,093
Easton-Bell Sports Inc					Gold Fields Orogen Holding BVI Ltd
9.75%, 12/01/2016	1,910		2,111		4.88%, 10/07/2020(a)	1,640		1,556
Sabre Holdings Corp					Midwest Vanadium Pty Ltd
8.35%, 03/15/2016(f)	6,250		4,828
					11.50%, 02/15/2018(a)	9,180		6,460
Travelport LLC					Mirabela Nickel Ltd
6.58%, 12/01/2016(a),(d),(f)	872		618
					8.75%, 04/15/2018(a)	7,470		6,499
9.88%, 09/01/2014	4,445		2,667		Noranda Aluminum Acquisition Corp
11.88%, 09/01/2016	665		191		4.66%, 05/15/2015(e),(f)	568		541
			$10,415		Novelis Inc/GA
Lodging - 0.91%					8.38%, 12/15/2017	3,060		3,358
Caesars Entertainment Operating Co Inc					Quadra FNX Mining Ltd
12.75%, 04/15/2018	1,000		850		7.75%, 06/15/2019(a)	6,950		7,923
10.00%, 12/15/2018	9,100		7,030		Southern Copper Corp
Chester Downs & Marina LLC					6.75%, 04/16/2040	2,190		2,316
9.25%, 02/01/2020(a),(g)	1,000		1,022		Vale Overseas Ltd
MGM Resorts International					4.63%, 09/15/2020	1,815		1,915
8.63%, 02/01/2019(a)	4,000		4,160		5.63%, 09/15/2019	2,260		2,524
11.38%, 03/01/2018	3,750		4,303		6.25%, 01/11/2016	750		849
Seminole Hard Rock Entertainment Inc					6.88%, 11/21/2036	1,010		1,188
3.05%, 03/15/2014(a),(f)	1,300		1,235		6.88%, 11/10/2039	955		1,132
Sugarhouse HSP Gaming Prop Mezz LP /					Vedanta Resources PLC
Sugarhouse HSP Gaming Finance Corp					9.50%, 07/18/2018	2,445		2,176
8.63%, 04/15/2016(a)	4,150		4,264		Volcan Cia Minera SAA
Wynn Las Vegas LLC / Wynn Las Vegas					5.38%, 02/02/2022(a),(d),(g)	1,749		1,758
Capital Corp								$49,320
7.75%, 08/15/2020	4,600		5,198		Miscellaneous Manufacturing - 0.11%
			$28,062		Polymer Group Inc
Machinery - Diversified - 0.37%					7.75%, 02/01/2019	1,030		1,089
CPM Holdings Inc
10.63%, 09/01/2014(f)	6,960		7,465

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Miscellaneous Manufacturing (continued)					Mortgage Backed Securities (continued)
RBS Global Inc / Rexnord LLC					JP Morgan Chase Commercial Mortgage
8.50%, 05/01/2018	$2,050		$2,178		Securities Corp (continued)
			$3,267		5.93%, 02/12/2049(f)	$150		$168
					LB-UBS Commercial Mortgage Trust
Mortgage Backed Securities - 3.94%					0.25%, 09/15/2040(a),(f)	76,923		1,101
Banc of America Large Loan Inc					0.61%, 09/15/2037(a),(f)	46,585		273
5.80%, 04/24/2049(a),(f)	1,500		1,497
5.84%, 06/24/2049(a),(f)	1,000		1,016		5.00%, 01/15/2036	1,000		856
					5.41%, 09/15/2039(f)	2,030		2,152
Banc of America Merrill Lynch Commercial					5.47%, 09/15/2039(f)	2,500		1,921
Mortgage Inc					6.11%, 07/15/2040	4,032		3,972
4.99%, 07/10/2042	1,030		1,012		Merrill Lynch Mortgage Trust
5.82%, 04/10/2049(f)	1,395		1,349
					5.50%, 01/12/2044(f)	2,300		2,249
BCRR Trust					5.78%, 08/12/2016	2,500		2,568
5.86%, 12/15/2043(a)	2,000		2,005
					Merrill Lynch/Countrywide Commercial
Citigroup Commercial Mortgage Trust					Mortgage Trust
5.32%, 12/17/2049(a)	746		730
					0.67%, 09/12/2049(f)	28,847		311
5.89%, 12/10/2049(f)	1,000		1,034
6.28%, 12/10/2049(f)	300		324		5.42%, 08/12/2048	345		305
					5.48%, 07/12/2046(f)	2,000		1,592
Citigroup/Deutsche Bank Commercial					5.53%, 03/12/2051	3,850		3,380
Mortgage Trust					5.64%, 09/12/2049	250		267
0.32%, 11/15/2044(a),(f)	57,991		315
5.55%, 01/15/2046(f)	3,134		3,198		Morgan Stanley Capital I
					1.55%, 07/15/2049(a),(f)	45,062		2,887
5.89%, 11/15/2044	2,493		2,846		5.24%, 12/15/2041(a),(f)	1,750		1,718
Commercial Mortgage Pass Through					5.45%, 10/28/2033(a)	88		90
Certificates					5.78%, 04/12/2049(f)	723		746
5.53%, 07/10/2037(f)	1,500		1,284
6.01%, 12/10/2049(f)	3,000		3,436		Morgan Stanley Reremic Trust
					4.97%, 04/15/2040(a)	850		845
Credit Suisse First Boston Mortgage Securities					Prudential Mortgage Capital Funding LLC
Corp					8.14%, 05/10/2034(a),(f)	401		401
1.13%, 01/15/2037(a),(f)	48,268		792
					RBSCF Trust
4.82%, 10/15/2039	1,500		1,453		4.83%, 04/15/2024(a),(f)	150		147
4.96%, 01/15/2037(a)	2,500		2,439
					5.99%, 09/17/2039(a),(f)	150		158
5.10%, 08/15/2038	1,500		1,335		Wachovia Bank Commercial Mortgage Trust
5.23%, 12/15/2040	3,663		3,686		1.79%, 06/15/2035(a),(f)	22,247		409
Credit Suisse Mortgage Capital Certificates					5.34%, 11/15/2048	3,348		3,395
0.21%, 09/15/2040(a),(f)	74,690		385
5.38%, 02/15/2040(a)	400		442		5.37%, 11/15/2048	5,700		4,264
					5.38%, 12/15/2043(f)	3,000		2,672
5.59%, 02/15/2039(f)	2,955		2,689
5.59%, 02/15/2039(f)	1,500		1,084		Wells Fargo Commercial Mortgage Trust
					0.67%, 11/15/2043(a),(f)	13,678		479
5.59%, 02/15/2039(f)	5,200		3,218
DBUBS Mortgage Trust								$120,699
0.32%, 11/10/2046(a),(f)	136,884		2,109		Office & Business Equipment - 0.21%
1.62%, 07/10/2044(a),(f)	18,974		1,419		CDW LLC / CDW Finance Corp
FHLMC Multifamily Structured Pass Through					8.00%, 12/15/2018(f)	6,000		6,450
Certificates
0.00%, 09/25/2039(b),(d),(f),(g)	32,000		3,089
1.68%, 08/25/2020(f)	32,583		2,837		Oil & Gas - 3.31%
2.17%, 10/25/2025(f)	14,724		1,479		Berry Petroleum Co
2.37%, 01/25/2041(f)	15,805		2,161		6.75%, 11/01/2020	1,000		1,040
2.66%, 12/25/2043(f)	18,309		2,756		Bill Barrett Corp
2.88%, 01/25/2043(f)	8,000		1,316		7.63%, 10/01/2019	5,975		6,080
2.89%, 08/25/2039(f)	8,877		1,534		Chesapeake Oilfield Operating
3.33%, 02/25/2042(f)	21,495		4,228		LLC/Chesapeake Oilfield Finance Inc
					6.63%, 11/15/2019(a)	1,000		1,005
3.61%, 06/25/2046(f)	4,400		925
					Continental Resources Inc/OK
4.60%, 11/25/2044	1,800		489		7.38%, 10/01/2020	1,500		1,654
Greenwich Capital Commercial Funding
Corp					Ecopetrol SA
5.53%, 03/10/2039	4,000		1,800		7.63%, 07/23/2019	4,510		5,435

5.87%, 12/10/2049 (f)	2,000		1,857		Gazprom OAO Via Gaz Capital SA
					6.51%, 03/07/2022	1,995		2,108
GS Mortgage Securities Corp II					7.29%, 08/16/2037(a)	3,670		3,982
5.37%, 05/17/2045(a)	400		427
					8.13%, 07/31/2014	500		549
JP Morgan Chase Commercial Mortgage					9.25%, 04/23/2019(a)	2,205		2,708
Securities Corp
2.27%, 08/05/2032(a),(f)	12,826		1,618		Indian Oil Corp Ltd
4.99%, 09/12/2037	200		190		4.75%, 01/22/2015	675		687
					KazMunayGas National Co
5.31%, 01/15/2049	681		681		6.38%, 04/09/2021(a)	2,355		2,479
5.34%, 05/15/2047	1,000		940		7.00%, 05/05/2020(a)	2,110		2,316
5.34%, 05/15/2047	5,000		5,445
5.48%, 05/15/2045	6,000		5,473		11.75%, 01/23/2015	450		546
5.52%, 05/15/2045(f)	1,350		1,031

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals - 0.53%
Lukoil International Finance BV					BioScrip Inc
6.13%, 11/09/2020	$2,000		$2,060		10.25%, 10/01/2015	$10,185		$10,491
6.38%, 11/05/2014	640		683		Endo Pharmaceuticals Holdings Inc
7.25%, 11/05/2019(a)	2,295		2,522		7.00%, 07/15/2019	1,500		1,627
Milagro Oil & Gas					7.00%, 12/15/2020	1,850		2,016
10.50%, 05/15/2016	5,765		4,151		Grifols Inc
National JSC Naftogaz of Ukraine					8.25%, 02/01/2018	1,965		2,157
9.50%, 09/30/2014	800		771					$16,291
Novatek Finance Ltd
6.60%, 02/03/2021(a)	1,340		1,405		Pipelines - 0.81%
OGX Petroleo e Gas Participacoes SA					Crestwood Midstream Partners LP / Crestwood
8.50%, 06/01/2018(a)	2,190		2,262		Midstream Finance Corp
					7.75%, 04/01/2019(a)	7,225		7,279
Pemex Project Funding Master Trust
6.63%, 06/15/2035	1,145		1,285		Eagle Rock Energy Partners LP / Eagle Rock
Penn Virginia Corp					Energy Finance Corp
					8.38%, 06/01/2019(a)	7,935		8,094
7.25%, 04/15/2019	1,500		1,339
Pertamina Persero PT					Energy Transfer Equity LP
5.25%, 05/23/2021	1,000		1,045		7.50%, 10/15/2020	2,675		2,956
6.50%, 05/27/2041	320		346		TransCanada PipeLines Ltd
					6.35%, 05/15/2067(f)	6,550		6,621
Petrobras International Finance Co - Pifco
5.38%, 01/27/2021	2,380		2,494					$24,950
5.75%, 01/20/2020	3,105		3,327		Private Equity - 0.08%
6.88%, 01/20/2040	1,803		2,070		CKE Holdings Inc
7.88%, 03/15/2019	945		1,134		10.50%, 03/14/2016(a)	2,562		2,516
Petroleos de Venezuela SA
5.00%, 10/28/2015	1,368		1,047
5.25%, 04/12/2017	6,455		4,470		Real Estate - 0.38%
5.38%, 04/12/2027	3,320		1,718		Kennedy-Wilson Inc
					8.75%, 04/01/2019(a)	11,525		11,611
Petroleos Mexicanos
4.88%, 01/24/2022(a)	700		722
5.50%, 01/21/2021	4,950		5,358		Regional Authority - 0.04%
6.50%, 06/02/2041	700		773		Provincia de Buenos Aires/Argentina
8.00%, 05/03/2019	1,247		1,559		10.88%, 01/26/2021(a)	1,285		1,053
Precision Drilling Corp					Provincia de Cordoba
6.50%, 12/15/2021(a)	2,400		2,466		12.38%, 08/17/2017	315		290
Quicksilver Resources Inc								$1,343
7.13%, 04/01/2016	7,075		6,757
Reliance Holdings USA Inc					Retail - 1.90%
4.50%, 10/19/2020	1,200		1,129		Academy Ltd / Academy Finance Corp
6.25%, 10/19/2040	1,500		1,412		9.25%, 08/01/2019(a)	3,150		3,131
SandRidge Energy Inc					AmeriGas Finance LLC/AmeriGas Finance
7.50%, 03/15/2021	7,700		7,815		Corp
8.00%, 06/01/2018(a)	2,775		2,872		7.00%, 05/20/2022	4,500		4,511
TNK-BP Finance SA					AmeriGas Partners LP/AmeriGas Finance
7.25%, 02/02/2020(a)	5,315		5,833		Corp
			$101,414		6.25%, 08/20/2019	1,000		995
					Burlington Coat Factory Warehouse Corp
Oil & Gas Services - 0.79%					10.00%, 02/15/2019	10,974		10,425
Exterran Holdings Inc					CKE Restaurants Inc
7.25%, 12/01/2018	9,750		9,263		11.38%, 07/15/2018	9,755		11,072
Frac Tech Services LLC / Frac Tech Finance					Liz Claiborne Inc
Inc					10.50%, 04/15/2019(a)	6,550		7,123
7.13%, 11/15/2018(a)	1,815		1,933		Pantry Inc/The
SESI LLC					7.75%, 02/15/2014	4,500		4,500
7.13%, 12/15/2021(a)	9,380		10,177		Rite Aid Corp
Thermon Industries Inc					9.50%, 06/15/2017	11,650		11,563
9.50%, 05/01/2017	2,607		2,809		Roadhouse Financing Inc
			$24,182		10.75%, 10/15/2017	3,965		3,727
Packaging & Containers - 0.63%					Sally Holdings LLC / Sally Capital Inc
					6.88%, 11/15/2019(a)	1,000		1,070
Pregis Corp
12.38%, 10/15/2013	12,386		11,829					$58,117
Pretium Packaging LLC / Pretium Finance					Savings & Loans - 0.06%
Inc					M&T Capital Trust III
11.50%, 04/01/2016	3,350		3,316		9.25%, 02/01/2027	1,800		1,843
Sealed Air Corp
8.13%, 09/15/2019(a)	2,300		2,547
8.38%, 09/15/2021(a)	1,525		1,716		Semiconductors - 0.09%
			$19,408		Freescale Semiconductor Inc
					9.25%, 04/15/2018(a)	2,500		2,731

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Shipbuilding - 0.09%					Sovereign (continued)
Huntington Ingalls Industries Inc					Peruvian Government International Bond
7.13%, 03/15/2021(a)	$2,750		$2,874		5.63%, 11/18/2050	$320		$344
					6.55%, 03/14/2037	635		799
					7.13%, 03/30/2019	4,610		5,820
Software - 1.01%					8.75%, 11/21/2033	756		1,153
Aspect Software Inc					Philippine Government International Bond
10.63%, 05/15/2017	9,461		9,981		4.00%, 01/15/2021	7,005		7,208
Audatex North America Inc
6.75%, 06/15/2018(a)	3,650		3,714		5.50%, 03/30/2026	2,000		2,240
Epicor Software Corp					6.38%, 01/15/2032	829		989
8.63%, 05/01/2019 (a)	7,075		7,075		6.38%, 10/23/2034	1,822		2,191
First Data Corp					8.25%, 01/15/2014	950		1,055
8.88%, 08/15/2020(a)	500		533		Republic of Indonesia
					5.25%, 01/17/2042(a)	2,000		2,065
10.55%, 09/24/2015	9,920		9,820		Russian Foreign Bond - Eurobond
			$31,123		3.63%, 04/29/2015(a)	1,500		1,528
Sovereign - 5.44%					5.00%, 04/29/2020(a)	2,000		2,110
Argentina Boden Bonds					7.50%, 03/31/2030(a)	8,584		10,172
7.00%, 10/03/2015(e)	6,205		6,087		Senegal Government International Bond
Argentine Republic Government International					8.75%, 05/13/2021(a)	250		248
Bond					South Africa Government International Bond
8.28%, 12/31/2033	3,455		2,772		4.67%, 01/17/2024	1,000		1,013
Banco Nacional de Desenvolvimento					5.50%, 03/09/2020	2,465		2,730
Economico e Social					6.50%, 06/02/2014	509		561
5.50%, 07/12/2020	1,080		1,184		6.88%, 05/27/2019	1,000		1,195
6.50%, 06/10/2019	435		503		Turkey Government International Bond
Brazilian Government International Bond					5.13%, 03/25/2022	2,000		1,905
4.88%, 01/22/2021	10,190		11,464		5.63%, 03/30/2021	5,675		5,703
5.63%, 01/07/2041	710		817		6.00%, 01/14/2041	750		703
5.88%, 01/15/2019	5,083		6,067		6.25%, 09/26/2022	2,000		2,060
6.00%, 01/17/2017	1,325		1,567		6.88%, 03/17/2036	3,570		3,704
7.88%, 03/07/2015	1,480		1,774		7.25%, 03/15/2015	3,460		3,771
8.25%, 01/20/2034	1,405		2,119		11.00%, 01/14/2013	1,220		1,307
10.13%, 05/15/2027	606		1,004		Ukraine Government International Bond
Colombia Government International Bond					6.25%, 06/17/2016	600		525
4.38%, 07/12/2021	3,000		3,225		Venezuela Government International Bond
6.13%, 01/18/2041	2,554		3,065		5.75%, 02/26/2016	3,610		2,969
7.38%, 03/18/2019	2,335		2,968		6.00%, 12/09/2020	2,827		1,857
11.75%, 02/25/2020	101		159		8.25%, 10/13/2024	4,770		3,351
Croatia Government International Bond					8.50%, 10/08/2014	1,730		1,669
6.38%, 03/24/2021(a)	1,575		1,453		9.38%, 01/13/2034	830		616
El Salvador Government International Bond					10.75%, 09/19/2013	900		936
7.38%, 12/01/2019	500		544					$166,861
7.63%, 02/01/2041(a)	1,325		1,332
Export Credit Bank of Turkey					Storage & Warehousing - 0.05%
5.38%, 11/04/2016(a)	250		248		Mobile Mini Inc
Hungary Government International Bond					7.88%, 12/01/2020	1,500		1,547
6.38%, 03/29/2021	1,858		1,719
Indonesia Government International Bond					Telecommunications - 1.76%
4.88%, 05/05/2021(a)	5,860		6,299		America Movil SAB de CV
5.88%, 03/13/2020(a)	2,000		2,280		2.38%, 09/08/2016	475		481
6.63%, 02/17/2037(a)	505		616		5.00%, 03/30/2020	2,345		2,640
6.63%, 02/17/2037	655		799		5.00%, 03/30/2020	425		478
11.63%, 03/04/2019(a)	850		1,264		5.63%, 11/15/2017	1,985		2,310
Lithuania Government International Bond					6.13%, 03/30/2040	560		682
6.13%, 03/09/2021(a)	1,250		1,234		6.38%, 03/01/2035	745		917
6.63%, 02/01/2022(a),(d),(g)	1,500		1,523		Avaya Inc
Mexico Government International Bond					7.00%, 04/01/2019(a)	3,725		3,632
3.63%, 03/15/2022	2,860		2,884		9.75%, 11/01/2015	5,100		4,883
5.63%, 01/15/2017	6,126		7,054		CommScope Inc
5.95%, 03/19/2019	5,329		6,336		8.25%, 01/15/2019(a)	2,400		2,496
6.05%, 01/11/2040	2,858		3,455		Digicel Group Ltd
6.63%, 03/03/2015	970		1,103		8.88%, 01/15/2015	1,125		1,133
6.75%, 09/27/2034	1,700		2,201		9.13%, 01/15/2015(a),(e)	1,125		1,136
Namibia International Bonds					Digicel Ltd
5.50%, 11/03/2021	260		267		8.25%, 09/01/2017	300		315
Panama Government International Bond					Eileme 2 AB
5.20%, 01/30/2020	3,365		3,824		11.63%, 01/31/2020(a)	980		997
6.70%, 01/26/2036	905		1,154		Level 3 Financing Inc
					4.20%, 02/15/2015(f)	9,175		8,625

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	MUNICIPAL BONDS - 0.10%	Amount (000's)	Value (000's)

Telecommunications (continued)					California - 0.10%
Level 3 Financing Inc (continued)					River Rock Entertainment Authority/The
10.00%, 02/01/2018	$1,500		$1,601		8.00%, 11/01/2018	$3,448	$3,034
MTS International Funding Ltd
8.63%, 06/22/2020(a)	2,300		2,599		TOTAL MUNICIPAL BONDS		$3,034
Nextel Communications Inc					SENIOR FLOATING RATE INTERESTS -	Principal
6.88%, 10/31/2013	1,000		1,000		2.98%	Amount (000's) Value (000's)
Syniverse Holdings Inc
9.13%, 01/15/2019	4,510		4,860		Advertising - 0.05%
Telcordia Technologies Inc					Advantage Sales & Marketing LLC, Term
11.00%, 05/01/2018(a)	4,240		5,422		Loan
					9.25%, 06/18/2018(f)	$1,550	$1,523
Telemar Norte Leste SA
5.50%, 10/23/2020(a)	910		909
UPCB Finance V Ltd					Aerospace & Defense - 0.13%
7.25%, 11/15/2021(a)	3,500		3,658		API Technologies Corp, Term Loan
Vimpel Communications Via VIP Finance					7.75%, 06/27/2016(f)	4,452	4,096
Ireland Ltd OJSC
8.38%, 04/30/2013(a)	330		345
9.13%, 04/30/2018(a)	2,635		2,806		Chemicals - 0.09%
			$53,925		Taminco, Bridge Loan
					0.00%, 06/30/2012(d),(f),(h),(i)	2,700	2,700
Textiles - 0.25%
Empire Today LLC / Empire Today Finance
Corp					Commercial Services - 0.28%
11.38%, 02/01/2017(a)	8,165		7,716		Laureate Education Inc, Term Loan Ext
					5.25%, 06/15/2018(f)	4,477	4,175
					NCO Group Inc, Term Loan B
Transportation - 1.94%					7.89%, 05/15/2013(f)	2,046	2,030
ACL I Corp					Wyle Services Corp, Term Loan
10.63%, 02/15/2016(a),(e)	10,273		9,348		5.75%, 03/26/2017(f)	2,352	2,301
BNSF Funding Trust I							$8,506
6.61%, 12/15/2055(f)	1,000		1,030
CEVA Group PLC					Diversified Financial Services - 0.19%
8.38%, 12/01/2017(a)	2,150		2,088		Ocwen Financial Corp, Initial Term Loan
11.63%, 10/01/2016(a)	6,950		7,332		0.00%, 09/01/2016(f),(h)	4,000	3,955
11.50%, 04/01/2018(a)	550		551		Ocwen Financial Corp, Term Loan
					0.00%, 12/09/2016(f),(h)	2,000	1,980
Commercial Barge Line Co
12.50%, 07/15/2017	500		546				$5,935
Florida East Coast Railway Corp					Food- 0.08%
8.13%, 02/01/2017	3,520		3,520		US Foodservice Inc, Term Loan
Marquette Transportation Co / Marquette					5.75%, 03/31/2017(f)	2,481	2,451
Transportation Finance Corp
10.88%, 01/15/2017	9,495		9,780
Quality Distribution LLC/QD Capital Corp					Healthcare - Services - 0.11%
9.88%, 11/01/2018	11,500		12,248		Smile Brands Group Inc, Term Loan B
RZD Capital Ltd					7.00%, 12/21/2017(f)	3,465	3,451
5.74%, 04/03/2017	845		877
United Maritime Group LLC / United					Holding Companies - Diversified - 0.27%
Maritime Group Finance Corp					Pittsburgh Holdings Gaming LP, Term Loan
11.75%, 06/15/2015	11,895		12,074		Ext
			$59,394		12.00%, 06/30/2015(f)	7,930	8,247
Trucking & Leasing - 0.07%
AWAS Aviation Capital Ltd					Insurance - 0.02%
7.00%, 10/15/2016(a)	2,034		2,095		CNO Financial Group Inc, Term Loan B1
					6.25%, 09/30/2016(f)	681	681
TOTAL BONDS			$1,726,399
	Principal
CONVERTIBLE BONDS - 0.00%	Amount (000's)	Value	(000	's)	Leisure Products & Services - 0.05%
					Sabre Holdings Corp, Term Loan
Agriculture - 0.00%					2.35%, 09/30/2014(f)	1,300	1,157
Vector Group Ltd					Travelport LLC, Term Loan Ext
3.88%, 06/15/2026(f)	63		71		6.30%, 09/30/2012(f)	399	200
					13.79%, 12/01/2016(f)	1,232	209
TOTAL CONVERTIBLE BONDS			$71				$1,566

					Lodging - 0.12%
					Caesars Entertainment Operating Co Inc, Term
					Loan B4
					9.50%, 10/31/2016(f)	490	497

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		REPURCHASE AGREEMENTS	Maturity
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Lodging (continued)			Banks (continued)
	MGM Resorts International, Term Loan C			Investment in Joint Trading Account; Deutsche $	13,030	$13,030
	7.00%, 02/21/2014(f)	$3,271	$3,270	Bank Repurchase Agreement; 0.22% dated
			$3,767	01/31/12 maturing 02/01/12 (collateralized
				by US Government Securities;
	Media- 0.05%			$13,290,707; 0.00% - 5.25%; dated
	HMH Publishing Company, Term Loan			02/01/12 - 12/09/31)
	6.44%, 06/12/2014(f)	2,448	1,452
				Investment in Joint Trading Account; JP	3,102	3,103
				Morgan Repurchase Agreement; 0.15%
	Miscellaneous Manufacturing - 0.05%			dated 01/31/12 maturing 02/01/12
	Eastman Kodak, DIP 1st Lien Term Loan			(collateralized by US Government
	0.00%, 07/26/2013(f),(h)	1,485	1,495	Securities; $3,164,455; 0.00% - 7.00%;
				dated 09/20/12 - 04/15/30)
				Investment in Joint Trading Account; Merrill	10,709	10,709
	Oil & Gas Services - 0.17%			Lynch Repurchase Agreement; 0.16%
	Superior Energy, Bridge Loan			dated 01/31/12 maturing 02/01/12
	0.00%, 04/30/2012(b),(d),(f),(i)	5,300	5,300
				(collateralized by US Government
				Securities; $10,923,331; 0.00% - 1.00%;
	Retail - 0.09%			dated 07/05/12 - 05/04/37)
	Guitar Center Inc, Term Loan Ext					$32,240
	5.83%, 04/09/2017(f)	3,000	2,752	TOTAL REPURCHASE AGREEMENTS		$32,240
				Total Investments		$2,900,028
	Software - 0.91%			Other Assets in Excess of Liabilities, Net - 5.41%		$165,885
	Genesys, Bridge Loan			TOTAL NET ASSETS - 100.00%		$3,065,913
	0.00%, 03/19/2012(d),(f),(h)	4,300	4,300
	Hyland Software Inc, Term Loan 1st Lien			(a)		Security exempt from registration under Rule 144A of the Securities Act of
	5.75%, 12/19/2016(f)	1,419	1,400
				1933. These securities may be resold in transactions exempt from
	Infor Global Solutions, Delayed Draw Term			registration, normally to qualified institutional buyers. Unless otherwise
	Loan			indicated, these securities are not considered illiquid. At the end of the
	6.52%, 03/02/2014(f)	1,558	1,365
				period, the value of these securities totaled $715,023 or 23.32% of net assets.
	Infor Global Solutions, Initial Dollar Loan
	6.52%, 03/02/2014(f)	2,692	2,358
				(b) Non-Income Producing Security
	Infor Global Solutions, Term Loan Ext			(c) Security is Illiquid
	6.05%, 07/28/2015(f)	793	771
				(d)		Market value is determined in accordance with procedures established in
	Lawson Software Inc, Term Loan			good faith by the Board of Directors. At the end of the period, the value of
	6.75%, 07/05/2017(f)	8,803	8,776
				these securities totaled $39,979 or 1.30% of net assets.
	Merrill Corp, Term Loan			(e)		Payment in kind; the issuer has the option of paying additional securities
	7.50%, 12/24/2012(f)	1,541	1,411
				in lieu of cash.
	Novell Inc, Term Loan			(f)	Variable Rate. Rate shown is in effect at January 31, 2012.
	6.50%, 04/27/2017(f)	2,725	2,672
				(g) Security purchased on a when-issued basis.
	Sophos Inc, Term Loan B			(h)		This Senior Floating Rate Note will settle after January 31, 2012, at which
	7.75%, 06/15/2016(f)	2,865	2,865
				time the interest rate will be determined.
	Sunquest Information, Term Loan			(i)		All or a portion of the loan is unfunded. See Notes to Financial Statements
	6.25%, 12/16/2016(f)	1,990	1,976
				for additional information.
			$27,894

	Telecommunications - 0.22%
	Avaya Inc, Term Loan B3			Unrealized Appreciation (Depreciation)
	5.01%, 10/26/2017(f)	4,974	4,748
				The net federal income tax unrealized appreciation (depreciation) and federal tax
	Telx Group Inc, Term Loan			cost of investments held as of the period end were as follows:
	7.75%, 09/22/2017(f)	1,995	1,988
			$6,736	Unrealized Appreciation		$134,915
	Trucking & Leasing - 0.10%			Unrealized Depreciation		(108,598)
	AWAS Aviation Capital Ltd, Term Loan B			Net Unrealized Appreciation (Depreciation)		$26,317
	5.25%, 06/10/2016(f)	2,909	2,902	Cost for federal income tax purposes		$2,873,711

	TOTAL SENIOR FLOATING RATE INTERESTS		$91,454	All dollar amounts are shown in thousands (000's)
		Maturity
	REPURCHASE AGREEMENTS - 1.05%	Amount (000's)	Value (000's)

Banks	- 1.05%
	Investment in Joint Trading Account; Credit	$5,398	$5,398
	Suisse Repurchase Agreement; 0.18%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $5,506,150; 4.38% - 8.00%;
	dated 11/15/21 - 11/15/39)

See accompanying notes

		Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		63 .14%
United Kingdom		4.44%
Jersey, Channel Islands		1.91%
Mexico		1.86%
Luxembourg		1.71%
Canada		1.71%
France		1.60%
Brazil		1.59%
Bermuda		1.53%
Australia		1.44%
Netherlands		1.37%
Cayman Islands		1.03%
Hong Kong		1.02%
Japan		0.96%
Ireland		0.84%
Germany		0.82%
Turkey		0.65%
Venezuela		0.61%
Colombia		0.60%
Indonesia		0.53%
Russian Federation		0.50%
Peru		0.49%
Philippines		0.47%
Singapore		0.40%
South Africa		0.37%
Spain		0.36%
Argentina		0.33%
Switzerland		0.29%
Kazakhstan		0.23%
Sweden		0.18%
Taiwan, Province Of China		0.17%
Panama		0.16%
India		0.13%
New Zealand		0.13%
Guernsey		0.13%
China		0.11%
Lithuania		0.09%
Finland		0.09%
Belgium		0.09%
El Salvador		0.06%
Hungary		0.06%
Ukraine		0.05%
Virgin Islands, British		0.05%
Thailand		0.05%
Croatia		0.05%
Italy		0.04%
Isle of Man		0.04%
Korea, Republic Of		0.04%
Norway		0.03%
Poland		0.02%
Senegal		0.01%
Namibia		0.01%
Other Assets in Excess of Liabilities, Net		5.41%
TOTAL NET ASSETS		100.00%

Options

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date Contracts			Paid/(Received)	Market Value	Appreciation/(Depreciation)
Call - DIA FEB 12	$127.00	02/18/2012	2,018	$(207)	$(266)	$(59)
Call - EFA FEB 12	$53 .00	02/18/2012	4,004	(136)	(270)	(134)
Call - QQQ FEB 12	$61 .00	02/18/2012	1,878	(55)	(138)	(83)
Call - SPX FEB 12	$1,310.00	02/18/2012	4	(5)	(7)	(2)
Call - SPY FEB 12	$131.00	02/18/2012	38	(5)	(7)	(2)
Call - SPY FEB 12	$132.00	02/18/2012	1,868	(212)	(244)	(32)
Call - XLF FEB 12	$14 .00	02/18/2012	3,626	(83)	(114)	(31)
Call - XLK FEB 12	$27 .00	02/18/2012	1,915	(42)	(83)	(41)
Call - XLY FEB 12	$41 .00	02/18/2012	1,243	(64)	(99)	(35)
Call - XRT FEB 12	$56 .00	02/18/2012	954	(34)	(65)	(31)

See accompanying notes

		Schedule of Investments
Global Diversified Income Fund
January 31, 2012 (unaudited)

Options (continued)

		Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date Contracts	Paid/(Received)	Market Value	Appreciation/(Depreciation)
Total			$(843)	$(1,293)	$(450)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 97.78%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Holding Companies - Diversified - 1.52%					REITS (continued)
Wharf Holdings Ltd	788,258		$4,483		LaSalle Hotel Properties	90,526	$2,449
					Lippo Malls Indonesia Retail Trust	3,301,360	997
					LTC Properties Inc	54,000	1,725
Lodging - 0.52%					Mapletree Commercial Trust	2,048,000	1,408
Starwood Hotels & Resorts Worldwide Inc	27,975		1,517		Mirvac Group	2,909,342	3,815
					Mori Trust Sogo Reit Inc	207	1,782
Real Estate - 21.67%					Nippon Building Fund Inc	393	3,527
Brookfield Office Properties Inc	158,800		2,741		Northern Property Real Estate Investment	74,725	2,331
CapitaLand Ltd	2,179,868		4,558		Trust
Castellum AB	216,470		2,753		Pennsylvania Real Estate Investment Trust	163,400	2,007
China Overseas Grand Oceans Group Ltd	627,000		581		ProLogis Inc	76,885	2,438
China Overseas Land & Investment Ltd	714,000		1,331		PS Business Parks Inc	50,547	3,141
China Resources Land Ltd	863,000		1,524		Public Storage Inc	60,704	8,429
FKP Property Group	2,115,426		1,426		Ramco-Gershenson Properties Trust	170,714	1,975
Glorious Property Holdings Ltd (a)	7,956,000		1,272		RioCan Real Estate Investment Trust	83,450	2,162
Growthpoint Properties Ltd	743,980		1,893		Saul Centers Inc	19,256	686
GSW Immobilien AG (a)	70,826		2,195		Shaftesbury PLC	292,644	2,308
Hongkong Land Holdings Ltd	922,053		4,749		Simon Property Group Inc	127,818	17,365
Hufvudstaden AB	102,546		1,079		SL Green Realty Corp	74,746	5,496
Mitsubishi Estate Co Ltd	503,877		8,045		Tishman Speyer Office Fund (a)	2,298,339	1,196
Mitsui Fudosan Co Ltd	466,193		7,664		Unibail-Rodamco SE	38,301	7,355
New World Development Co Ltd	3,407,233		3,734		United Urban Investment Corp	1,975	2,151
Renhe Commercial Holdings Co Ltd	11,452,000		1,359		Ventas Inc	47,846	2,790
Sponda OYJ	318,398		1,362		Vornado Realty Trust	41,264	3,337
Sun Hung Kai Properties Ltd	819,087		11,343		Westfield Group	1,089,764	9,834
Supalai PCL (b)	2,355,400		1,074		Westfield Retail Trust	1,623,000	4,359
Swire Properties Ltd (a)	436,800		1,101		Workspace Group PLC	290,982	1,039
Swiss Prime Site AG (a)	25,172		1,911				$217,687
			$63,695		TOTAL COMMON STOCKS		$287,382

REITS - 74.07%					Total Investments		$287,382
American Assets Trust Inc	109,201		2,418		Other Assets in Excess of Liabilities, Net - 2.22%		$6,513
Annaly Capital Management Inc	73,300		1,234		TOTAL NET ASSETS - 100.00%		$293,895
Astro Japan Property Group	1,206,122		2,625
Australand Property Group	558,907		1,543		(a) Non-Income Producing Security
AvalonBay Communities Inc	46,212		6,285		(b)		Market value is determined in accordance with procedures established in
Boardwalk Real Estate Investment Trust	49,100		2,570		good faith by the Board of Directors. At the end of the period, the value of
Boston Properties Inc	78,644		8,183		these securities totaled $1,074 or 0.37% of net assets.
BRE Properties Inc	48,698		2,523
Cambridge Industrial Trust	3,866,000		1,567
Camden Property Trust	63,939		4,124
Canadian Real Estate Investment Trust	86,075		3,198		Unrealized Appreciation (Depreciation)
CapLease Inc	139,153		579		The net federal income tax unrealized appreciation (depreciation) and federal tax
Centro Retail Australia (a)	861,943		1,684		cost of investments held as of the period end were as follows:
Champion REIT	4,380,000		1,734
Charter Hall Retail REIT	574,894		1,984		Unrealized Appreciation		$14,833
Colonial Properties Trust	102,994		2,202		Unrealized Depreciation		(13,096)
CubeSmart	255,800		2,911		Net Unrealized Appreciation (Depreciation)		$1,737
CYS Investments Inc	200,787		2,711		Cost for federal income tax purposes		$285,645
Dexus Property Group	2,751,835		2,600
Digital Realty Trust Inc	56,365		3,994		All dollar amounts are shown in thousands (000's)
Dundee Real Estate Investment Trust	73,700		2,460
DuPont Fabros Technology Inc	131,141		3,344		Portfolio Summary (unaudited)
Education Realty Trust Inc	147,703		1,580		Country		Percent
Entertainment Properties Trust	65,700		2,922		United States		47 .30%
Equity One Inc	159,800		3,012		Hong Kong		10 .83%
Equity Residential	138,786		8,265		Australia		10 .57%
Essex Property Trust Inc	20,700		2,981		Japan		9.64%
Extra Space Storage Inc	141,400		3,722		United Kingdom		4.39%
Federal Realty Investment Trust	39,600		3,741		Canada		4.33%
General Growth Properties Inc	75,400		1,190		France		3.18%
Glimcher Realty Trust	351,969		3,389		Singapore		2.90%
Great Portland Estates PLC	401,962		2,282		Sweden		1.31%
Hammerson PLC	441,009		2,621		Germany		0.75%
HCP Inc	114,234		4,801		Switzerland		0.65%
Hersha Hospitality Trust	294,777		1,601		South Africa		0.64%
Host Hotels & Resorts Inc	320,052		5,255		China		0.46%
ICADE	24,369		1,985		Finland		0.46%
Japan Real Estate Investment Corp	345		3,019		Thailand		0.37%
Japan Retail Fund Investment Corp	1,455		2,109		Other Assets in Excess of Liabilities, Net		2.22%
Land Securities Group PLC	436,309		4,637		TOTAL NET ASSETS		100.00%

See accompanying notes

		Schedule of Investments
Global Real Estate Securities Fund
January 31, 2012 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	02/15/2012	6,351,541	$6,544	$6,733	$189
British Pound	State Street Financial	02/15/2012	1,560,486	2,394	2,459	65
Canadian Dollar	State Street Financial	02/15/2012	898,279	884	896	12
Euro	State Street Financial	02/15/2012	5,418,223	6,890	7,087	197
Hong Kong Dollar	State Street Financial	02/15/2012	67,231,646	8,659	8,669	10
Israeli Shekel	State Street Financial	02/15/2012	54,681	15	15	—
Japanese Yen	State Street Financial	02/15/2012	42,697,180	556	560	4
New Zealand Dollar	State Street Financial	02/15/2012	341,955	272	282	10
Norwegian Krone	State Street Financial	02/15/2012	1,243,685	205	212	7
Singapore Dollar	State Street Financial	02/15/2012	4,842,436	3,750	3,850	100
Swedish Krona	State Street Financial	02/15/2012	3,472,526	496	510	14
Swiss Franc	State Street Financial	02/15/2012	1,460,195	1,532	1,587	55
Total						$663

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	02/15/2012	14,776,038	$15,233	$15,663	$(430)
British Pound	State Street Financial	02/15/2012	519,828	797	819	(22)
Canadian Dollar	State Street Financial	02/15/2012	861,965	844	860	(16)
Euro	State Street Financial	02/15/2012	1,033,239	1,312	1,352	(40)
Hong Kong Dollar	State Street Financial	02/15/2012	29,625,543	3,818	3,820	(2)
Japanese Yen	State Street Financial	02/15/2012	286,488,148	3,738	3,760	(22)
New Zealand Dollar	State Street Financial	02/15/2012	184	—	—	—
Singapore Dollar	State Street Financial	02/15/2012	977,635	757	777	(20)
South African Rand	State Street Financial	02/15/2012	14,730,798	1,809	1,881	(72)
Swedish Krona	State Street Financial	02/15/2012	8,634,501	1,250	1,269	(19)
Swiss Franc	State Street Financial	02/15/2012	168,558	177	183	(6)
Thailand Baht	State Street Financial	02/15/2012	33,211,127	1,045	1,073	(28)
Total						$(677)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2012 (unaudited)

		Principal			Principal
BONDS	- 31.28%	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Automobile Asset Backed Securities - 0.42%			Mortgage Backed Securities (continued)
	CPS Auto Trust			Freddie Mac (continued)
	2.82%, 04/16/2018(a)	$5,490	$5,419	4.50%, 12/15/2040	$7,047		$7,261
	DT Auto Owner Trust			4.50%, 07/15/2041	10,807		11,812
	3.05%, 02/16/2016(a)	2,000	1,998	4.75%, 12/15/2040	11,500		11,878
			$7,417	5.50%, 04/15/2033(b)	10,720		11,393
				6.50%, 08/15/2027	206		240
	Home Equity Asset Backed Securities - 0.10%			GE Capital Commercial Mortgage Corp
	Asset Backed Securities Corp Home Equity			5.49%, 11/10/2045(b)	5,000		5,166
	0.38%, 07/25/2036(b)	61	60
				Ginnie Mae
	Morgan Stanley Home Equity Loan Trust			1.40%, 09/16/2049(b),(c)	50,000		4,144
	0.45%, 02/25/2036(b)	1,809	1,638
				1.51%, 08/16/2049(b)	39,945		3,433
			$1,698	1.65%, 04/16/2053(b)	39,898		3,589
	Mortgage Backed Securities - 29.78%			3.00%, 05/16/2037	14,000		14,608
	BCAP LLC Trust			3.00%, 09/16/2039	9,149		9,470
	5.04%, 06/26/2036(a),(b)	4,000	3,291	4.00%, 09/16/2026(b)	32,274		4,316
	5.34%, 11/26/2037(a),(b)	8,085	7,950	4.00%, 02/20/2034	7,508		8,256
	BNPP Mortgage Securities LLC			4.00%, 04/20/2038(b)	22,468		3,159
	6.00%, 08/27/2037(a),(c)	6,757	6,960	4.00%, 11/16/2038	4,781		5,065
	Chase Mortgage Finance Corp			4.00%, 03/20/2039(b)	30,057		4,623
	6.00%, 05/25/2035	13,401	13,181	4.50%, 04/20/2036(b)	18,200		3,565
	Citigroup Mortgage Loan Trust Inc			4.50%, 01/20/2038(b)	11,729		1,467
	0.64%, 05/25/2037(a),(b)	4,646	3,725	4.50%, 04/16/2040	10,000		11,267
	4.00%, 11/25/2036(a)	12,288	12,596	5.00%, 11/20/2039	7,500		8,644
	4.00%, 03/25/2037(a)	7,946	8,062	Greenwich Capital Commercial Funding
	4.25%, 01/25/2036(a)	7,650	7,785	Corp
	4.50%, 12/25/2036(a)	11,896	12,251	4.57%, 08/10/2042	5,036		5,131
	5.50%, 01/25/2036(a)	5,462	4,620	Jefferies & Co Inc
	5.75%, 02/25/2036(a)	2,055	1,845	5.97%, 12/26/2037(a),(b)	9,549		9,502
	6.00%, 03/25/2037(a),(b)	12,276	12,866	JP Morgan Chase Commercial Mortgage
	6.13%, 07/25/2036(a)	7,500	7,326	Securities Corp
	6.95%, 10/25/2036(a),(c)	1,910	1,974	4.17%, 08/15/2046	12,600		13,824
	Citigroup/Deutsche Bank Commercial			5.46%, 12/12/2043	8,611		8,606
	Mortgage Trust			5.50%, 01/12/2043(b)	12,000		12,210
	5.55%, 01/15/2046(b)	7,700	7,858	LF Rothschild Mortgage Trust
	Commercial Mortgage Pass Through			9.95%, 09/01/2017	15		17
	Certificates			Merrill Lynch Mortgage Investors Inc
	5.97%, 06/10/2046(b)	8,000	8,289	5.25%, 08/25/2036(b)	7,068		7,299
	Credit Suisse First Boston Mortgage Securities			Morgan Stanley Capital I
	Corp			4.79%, 09/13/2045(b)	2,500		2,510
	6.00%, 12/25/2033	4,761	5,011	Morgan Stanley Mortgage Loan Trust
	Credit Suisse Mortgage Capital Certificates			2.27%, 06/25/2036(b)	7,162		6,573
	4.00%, 03/26/2037(a)	7,704	7,827	Morgan Stanley Reremic Trust
	6.00%, 08/27/2037(a)	7,160	7,464	5.50%, 10/26/2035(a)	5,895		6,005
	Fannie Mae			5.69%, 03/26/2036(a),(b)	6,014		6,132
	0.88%, 04/25/2027(b)	36	36	Wachovia Bank Commercial Mortgage Trust
	3.50%, 01/25/2029	6,891	7,238	5.49%, 12/15/2044(b)	13,935		14,520
	3.50%, 07/25/2029	8,498	8,862	Wells Fargo Mortgage Backed Securities
	4.00%, 05/25/2028(b)	27,652	1,993	Trust
	4.00%, 06/25/2039	10,000	10,675	6.00%, 12/28/2037(b)	11,247		11,704
	4.00%, 04/25/2041	9,840	10,001	WF-RBS Commercial Mortgage Trust
	4.50%, 05/25/2040	10,818	12,100	3.67%, 11/15/2044	2,000		2,109
	5.00%, 08/25/2037(b)	4,228	4,690	4.87%, 02/15/2044(a),(b)	14,000		15,832
	5.00%, 12/25/2039	4,536	5,237				$522,985
	6.50%, 02/25/2047	1,586	1,746	Other Asset Backed Securities - 0.98%
	7.00%, 04/25/2032	3,598	4,123	Ameriquest Mortgage Securities Inc
	9.00%, 05/25/2020	38	45	0.71%, 07/25/2035(b)	14,844		9,905
	Fannie Mae Interest Strip			0.76%, 09/25/2035(b)	9,500		6,231
	7.00%, 04/01/2024(b)	165	32
				CNH Wholesale Master Note Trust
	Freddie Mac			1.94%, 12/15/2015(a),(b)	1,000		1,000
	1.21%, 02/15/2021(b)	22	22
							$17,136
	3.00%, 02/15/2040	4,344	4,511	TOTAL BONDS			$549,236
	3.50%, 05/15/2032	9,437	9,934
	3.50%, 06/15/2040	7,401	7,735	U.S. GOVERNMENT & GOVERNMENT	Principal
	4.00%, 06/15/2028(b)	22,688	1,485	AGENCY OBLIGATIONS - 67.30%	Amount (000's)	Value	(000	's)
	4.00%, 02/15/2035(b)	28,038	3,212	Federal Home Loan Mortgage Corporation (FHLMC) -
	4.00%, 05/15/2039	4,825	5,181	23.82%
				2.17%, 03/01/2036(b),(d)	$253		$255
	4.00%, 09/15/2040	9,784	10,314	2.72%, 10/01/2032(b),(d)	4		4
	4.50%, 05/15/2040	5,000	5,516	3.00%, 02/15/2027(d),(e)	16,000		16,663
	4.50%, 05/15/2040	11,000	12,086	3.50%, 11/01/2026(d)	8,876		9,376

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.50%, 10/01/2041(d)	$7,773	$8,069	6.00%, 04/01/2037(d)	$2,156	$2,404
3.50%, 11/01/2041(d)	7,963	8,266	6.00%, 05/01/2037(d)	651	727
4.00%, 08/01/2026(d)	8,795	9,323	6.00%, 01/01/2038(b),(d)	247	274
4.00%, 08/01/2039(d)	9,036	9,541	6.00%, 01/01/2038(d)	1,712	1,908
4.00%, 10/01/2039(d)	14,996	15,834	6.00%, 03/01/2038(d)	345	379
4.00%, 10/01/2039(d)	8,651	9,135	6.00%, 04/01/2038(d)	647	717
4.00%, 09/01/2040(d)	7,201	7,605	6.00%, 07/01/2038(d)	2,022	2,227
4.00%, 09/01/2041(d)	15,757	16,649	6.00%, 10/01/2038(d)	1,224	1,352
4.00%, 10/01/2041(d)	9,941	10,541	6.50%, 11/01/2016(d)	235	259
4.50%, 08/01/2033(d)	1,640	1,750	6.50%, 06/01/2017(d)	78	86
4.50%, 08/01/2033(d)	2,192	2,338	6.50%, 12/01/2021(d)	941	1,049
4.50%, 09/01/2039(d)	14,470	15,410	6.50%, 04/01/2022(d)	851	949
4.50%, 11/01/2039(d)	10,185	10,847	6.50%, 05/01/2022(d)	417	465
4.50%, 12/01/2039(d)	14,776	15,736	6.50%, 08/01/2022(d)	166	184
4.50%, 02/01/2041(d)	14,111	15,028	6.50%, 05/01/2023(d)	122	136
4.50%, 03/01/2041(d)	9,881	10,593	6.50%, 07/01/2023(d)	5	5
5.00%, 10/01/2025(d)	421	458	6.50%, 01/01/2024(d)	21	23
5.00%, 12/01/2032(d)	422	455	6.50%, 07/01/2025(d)	3	3
5.00%, 02/01/2033(d)	3,185	3,434	6.50%, 07/01/2025(d)	3	3
5.00%, 08/01/2033(d)	4,722	5,141	6.50%, 09/01/2025(d)	1	1
5.00%, 08/01/2033(d)	4,910	5,339	6.50%, 09/01/2025(d)	3	3
5.00%, 01/01/2034(d)	2,966	3,198	6.50%, 10/01/2025(d)	8	9
5.00%, 05/01/2034(d)	615	664	6.50%, 10/01/2025(d)	11	12
5.00%, 05/01/2035(d)	660	712	6.50%, 04/01/2027(d)	5	5
5.00%, 07/01/2035(d)	322	351	6.50%, 02/01/2028(d)	1	1
5.00%, 07/01/2035(d)	25	27	6.50%, 03/01/2029(d)	24	28
5.00%, 10/01/2035(d)	58	63	6.50%, 03/01/2029(d)	170	194
5.00%, 11/01/2035(d)	2,550	2,776	6.50%, 04/01/2029(d)	2,139	2,445
5.00%, 10/01/2038(d)	9,993	10,666	6.50%, 04/01/2031(d)	689	788
5.00%, 06/01/2039(d)	11,849	12,850	6.50%, 06/01/2031(d)	2	2
5.00%, 09/01/2039(d)	15,211	16,558	6.50%, 10/01/2031(d)	248	283
5.00%, 01/01/2040(d)	14,616	15,737	6.50%, 01/01/2032(d)	2,081	2,372
5.00%, 06/01/2041(d)	11,765	12,743	6.50%, 02/01/2032(d)	5	6
5.50%, 04/01/2018(d)	232	250	6.50%, 02/01/2032(d)	43	49
5.50%, 11/01/2018(d)	2,946	3,228	6.50%, 04/01/2032(d)	35	40
5.50%, 01/01/2029(d)	11	13	6.50%, 08/01/2032(d)	116	132
5.50%, 03/01/2029(d)	10	11	6.50%, 08/01/2032(d)	48	55
5.50%, 05/01/2033(d)	99	108	6.50%, 04/01/2035(d)	33	37
5.50%, 10/01/2033(d)	75	82	6.50%, 02/01/2037(d)	146	164
5.50%, 12/01/2033(d)	2,019	2,198	6.50%, 09/01/2038(d)	9,134	10,257
5.50%, 12/01/2033(d)	5,030	5,477	7.00%, 07/01/2024(d)	10	12
5.50%, 09/01/2035(d)	9,500	10,331	7.00%, 01/01/2028(d)	1,023	1,190
5.50%, 10/01/2035(d)	11,106	12,175	7.00%, 06/01/2029(d)	416	488
5.50%, 12/01/2036(d)	14,764	16,037	7.00%, 01/01/2031(d)	5	5
5.50%, 07/01/2037(d)	249	271	7.00%, 03/01/2031(d)	73	84
5.50%, 12/01/2037(d)	9,669	10,600	7.00%, 04/01/2031(d)	233	274
5.50%, 04/01/2038(d)	200	220	7.00%, 06/01/2031(d)	74	85
5.50%, 05/01/2038(d)	3,980	4,321	7.00%, 10/01/2031(d)	215	249
5.50%, 05/01/2038(d)	507	553	7.00%, 04/01/2032(d)	621	714
6.00%, 04/01/2017(d)	405	435	7.00%, 01/01/2037(d)	1,093	1,248
6.00%, 04/01/2017(d)	492	523	7.50%, 03/01/2013(d)	37	38
6.00%, 05/01/2017(d)	541	575	7.50%, 12/01/2030(d)	4	4
6.00%, 07/01/2017(d)	30	32	7.50%, 02/01/2031(d)	7	8
6.00%, 01/01/2021(d)	162	175	7.50%, 02/01/2031(d)	102	122
6.00%, 06/01/2028(d)	36	40	8.00%, 08/01/2030(d)	2	2
6.00%, 05/01/2031(d)	321	358	8.00%, 11/01/2030(d)	2	2
6.00%, 10/01/2031(d)	14	16	8.00%, 12/01/2030(d)	42	47
6.00%, 02/01/2032(d)	49	54	8.50%, 04/01/2019(d)	9	10
6.00%, 09/01/2032(d)	623	693	8.50%, 07/01/2029(d)	202	248
6.00%, 11/01/2033(d)	2,386	2,657	9.00%, 09/01/2016(d)	2	2
6.00%, 11/01/2033(d)	2,275	2,533	9.00%, 05/01/2017(d)	1	1
6.00%, 05/01/2034(d)	5,340	5,910	9.00%, 05/01/2021(d)	2	2
6.00%, 05/01/2034(d)	4,551	4,980	9.00%, 09/01/2021(d)	2	2
6.00%, 09/01/2034(d)	399	442	9.00%, 01/01/2022(d)	2	3
6.00%, 01/01/2035(d)	6,525	7,159	9.00%, 08/01/2022(d)	1	1
6.00%, 02/01/2035(d)	308	341			$418,236
6.00%, 02/01/2035(d)	4,640	5,135
6.00%, 10/01/2036(b),(d)	358	397	Federal National Mortgage Association (FNMA) - 28.57%
			2.59%, 03/01/2028(b),(d)	18	18
6.00%, 03/01/2037(d)	808	897

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
2.63%, 11/01/2033(b),(d)	$12		$12		5.50%, 02/01/2035(d)	$7,503	$8,245
3.00%, 12/01/2021(d)	9,833		10,325		5.50%, 09/01/2035(d)	1,044	1,148
3.00%, 02/01/2027(d),(e)	10,000		10,423		5.50%, 02/01/2037(d)	57	63
3.50%, 12/01/2026(d)	9,718		10,239		5.50%, 06/01/2037(d)	1,051	1,155
3.50%, 01/01/2041(d)	8,644		8,990		5.50%, 12/01/2037(d)	5,393	5,971
3.50%, 11/01/2041(d)	7,972		8,292		5.50%, 03/01/2038(d)	1,211	1,341
4.00%, 05/01/2025(d)	10,238		10,858		5.50%, 03/01/2038(d)	2,261	2,484
4.00%, 08/01/2039(d)	13,786		14,589		5.50%, 05/01/2038(d)	1,187	1,305
4.00%, 09/01/2040(d)	13,124		13,888		5.50%, 07/01/2038(d)	5,975	6,565
4.00%, 09/01/2040(d)	9,760		10,391		5.50%, 09/01/2038(d)	1,112	1,221
4.00%, 10/01/2040(d)	8,784		9,295		5.50%, 06/01/2040(d)	6,856	7,498
4.00%, 11/01/2040(d)	10,571		11,186		6.00%, 12/01/2016(d)	490	527
4.00%, 01/01/2041(d)	12,504		13,232		6.00%, 01/01/2017(d)	21	23
4.00%, 01/01/2041(d)	14,451		15,337		6.00%, 04/01/2017(d)	59	63
4.00%, 04/01/2041(d)	9,621		10,181		6.00%, 08/01/2017(d)	1,203	1,294
4.00%, 04/01/2041(d)	10,544		11,192		6.00%, 08/01/2018(d)	604	650
4.00%, 12/01/2041(d)	11,932		12,630		6.00%, 12/01/2022(d)	73	81
4.50%, 12/01/2019(d)	250		268		6.00%, 03/01/2029(d)	207	231
4.50%, 01/01/2020(d)	844		907		6.00%, 08/01/2031(d)	1,006	1,121
4.50%, 09/01/2025(d)	9,460		10,229		6.00%, 12/01/2031(d)	10	11
4.50%, 07/01/2039(d)	5,812		6,280		6.00%, 12/01/2031(d)	24	27
4.50%, 07/01/2039(d)	12,406		13,405		6.00%, 01/01/2032(d)	928	1,032
4.50%, 10/01/2039(d)	8,182		8,754		6.00%, 11/01/2032(d)	45	51
4.50%, 08/01/2040(d)	11,697		12,515		6.00%, 04/01/2033(d)	503	561
4.50%, 09/01/2040(d)	12,298		13,158		6.00%, 02/01/2034(d)	534	594
5.00%, 01/01/2018(d)	179		194		6.00%, 03/01/2034(d)	1,671	1,851
5.00%, 11/01/2018(d)	858		931		6.00%, 09/01/2034(d)	4,356	4,791
5.00%, 04/01/2019(d)	215		233		6.00%, 11/01/2037(d)	1,087	1,207
5.00%, 01/01/2026(d)	566		617		6.00%, 02/01/2038(d)	647	719
5.00%, 08/01/2033(d)	9,058		9,793		6.00%, 03/01/2038(d)	267	296
5.00%, 06/01/2034(d)	6,220		6,725		6.00%, 05/01/2038(d)	12,334	13,694
5.00%, 04/01/2035(d)	632		698		6.00%, 08/01/2038(d)	4,568	5,072
5.00%, 05/01/2035(d)	611		660		6.50%, 06/01/2016(d)	11	12
5.00%, 07/01/2035(d)	218		235		6.50%, 09/01/2024(d)	746	833
5.00%, 07/01/2035(d)	1,722		1,862		6.50%, 08/01/2028(d)	110	126
5.00%, 08/01/2035(d)	301		326		6.50%, 11/01/2028(d)	121	139
5.00%, 06/01/2037(d)	3,879		4,192		6.50%, 12/01/2028(d)	98	113
5.00%, 05/01/2038(d)	931		1,006		6.50%, 01/01/2029(d)	45	52
5.00%, 04/01/2039(d)	12,837		13,956		6.50%, 02/01/2029(d)	61	70
5.00%, 12/01/2039(d)	6,268		6,809		6.50%, 03/01/2029(d)	124	142
5.00%, 01/01/2040(d)	9,358		10,165		6.50%, 04/01/2029(d)	221	254
5.00%, 04/01/2040(d)	11,819		12,772		6.50%, 06/01/2031(d)	154	176
5.00%, 04/01/2040(d)	2,894		3,159		6.50%, 06/01/2031(d)	81	93
5.00%, 05/01/2040(d)	13,663		14,847		6.50%, 06/01/2031(d)	414	458
5.00%, 06/01/2040(d)	4,857		5,248		6.50%, 09/01/2031(d)	17	19
5.04%, 12/01/2033(b),(d)	352		377		6.50%, 12/01/2031(d)	6	7
5.50%, 09/01/2017(d)	156		170		6.50%, 01/01/2032(d)	219	250
5.50%, 09/01/2017(d)	18		19		6.50%, 03/01/2032(d)	800	913
5.50%, 12/01/2017(d)	1,289		1,404		6.50%, 04/01/2032(d)	48	54
5.50%, 03/01/2018(d)	170		185		6.50%, 04/01/2032(d)	797	909
5.50%, 06/01/2019(d)	61		67		6.50%, 08/01/2032(d)	458	523
5.50%, 06/01/2019(d)	35		38		6.50%, 11/01/2032(d)	280	321
5.50%, 07/01/2019(d)	38		42		6.50%, 11/01/2032(d)	169	194
5.50%, 07/01/2019(d)	154		168		6.50%, 11/01/2032(d)	628	721
5.50%, 07/01/2019(d)	41		45		6.50%, 12/01/2032(d)	862	984
5.50%, 07/01/2019(d)	14		15		6.50%, 02/01/2033(d)	683	778
5.50%, 07/01/2019(d)	95		104		6.50%, 07/01/2034(d)	1,029	1,173
5.50%, 08/01/2019(d)	189		206		6.50%, 07/01/2034(d)	1,792	2,040
5.50%, 08/01/2019(d)	33		37		6.50%, 02/01/2036(d)	5,911	6,609
5.50%, 09/01/2019(d)	187		204		6.50%, 04/01/2036(d)	49	56
5.50%, 06/01/2026(d)	482		527		6.50%, 08/01/2036(d)	305	346
5.50%, 05/01/2033(d)	1,750		1,913		6.50%, 08/01/2036(d)	725	820
5.50%, 05/01/2033(d)	307		338		6.50%, 09/01/2036(d)	8,254	9,317
5.50%, 07/01/2033(d)	2,607		2,887		6.50%, 10/01/2036(d)	220	249
5.50%, 09/01/2033(d)	1,575		1,745		6.50%, 11/01/2036(d)	231	261
5.50%, 02/01/2034(d)	9,954		10,837		6.50%, 07/01/2037(d)	147	167
5.50%, 04/01/2034(d)	2,442		2,665		6.50%, 07/01/2037(d)	97	109
5.50%, 09/01/2034(d)	1,921		2,097		6.50%, 08/01/2037(d)	3,456	3,913
5.50%, 01/01/2035(d)	6,368		6,963		6.50%, 08/01/2037(d)	353	398

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA)
6.50%, 10/01/2037(d)	$12,498	$14,099	(continued)
6.50%, 01/01/2038(d)	44	49	6.00%, 10/20/2028	$24		$27
6.50%, 02/01/2038(d)	98	111	6.00%, 02/20/2029	249		282
			6.00%, 05/20/2032(b)	854		965
6.50%, 05/01/2038(d)	51	58
6.50%, 02/01/2039(d)	5,676	6,396	6.00%, 08/15/2032	105		120
7.00%, 05/01/2022(d)	47	54	6.00%, 09/15/2032	337		384
7.00%, 08/01/2028(d)	179	210	6.00%, 02/15/2033	50		57
7.00%, 12/01/2028(d)	162	190	6.00%, 07/20/2033	3,078		3,489
7.00%, 04/01/2029(d)	76	89	6.00%, 08/15/2038	1,157		1,316
7.00%, 07/01/2029(d)	169	199	6.50%, 09/15/2023	33		38
7.00%, 11/01/2031(d)	778	912	6.50%, 09/15/2023	33		38
7.00%, 07/01/2032(d)	217	254	6.50%, 09/15/2023	38		44
7.50%, 12/01/2024(d)	194	226	6.50%, 09/15/2023	23		27
7.50%, 07/01/2029(d)	88	97	6.50%, 10/15/2023	43		50
7.50%, 02/01/2030(d)	109	121	6.50%, 11/15/2023	9		10
7.50%, 01/01/2031(d)	6	7	6.50%, 12/15/2023	83		96
7.50%, 05/01/2031(d)	7	7	6.50%, 12/15/2023	49		57
7.50%, 08/01/2032(d)	57	68	6.50%, 12/15/2023	31		35
8.00%, 05/01/2022(d)	13	14	6.50%, 12/15/2023	19		22
8.00%, 01/01/2025(d)	2	2	6.50%, 01/15/2024	32		37
8.00%, 01/01/2025(d)	1	1	6.50%, 01/15/2024	66		76
8.50%, 02/01/2023(d)	4	4	6.50%, 01/15/2024	49		56
8.50%, 09/01/2025(d)	3	3	6.50%, 01/15/2024	5		6
9.00%, 09/01/2030(d)	47	59	6.50%, 01/15/2024	38		44
			6.50%, 01/15/2024	19		22
		$501,796	6.50%, 01/15/2024	15		17
Government National Mortgage Association (GNMA) -			6.50%, 01/15/2024	13		15
9.98%			6.50%, 03/15/2024	5		6
3.50%, 12/20/2041	10,980	11,560	6.50%, 03/15/2024	100		115
3.50%, 02/01/2042(e)	8,000	8,420
			6.50%, 04/15/2024	37		42
4.00%, 10/15/2041	17,796	19,221	6.50%, 04/20/2024	25		29
4.00%, 01/15/2042	12,000	12,961	6.50%, 07/15/2024	113		129
4.50%, 05/15/2039	10,601	11,613	6.50%, 01/15/2026	24		28
4.50%, 09/20/2039	13,596	14,872	6.50%, 03/15/2026	35		41
4.50%, 10/15/2039	9,280	10,183	6.50%, 07/20/2026	11		12
4.50%, 03/20/2040	15,077	16,488	6.50%, 02/15/2028	11		13
4.50%, 06/15/2041	5,942	6,514	6.50%, 10/20/2028	23		27
5.00%, 02/15/2034	582	647	6.50%, 03/20/2031	198		228
5.00%, 07/15/2039	4,718	5,233	6.50%, 04/20/2031	156		180
5.00%, 10/15/2039	8,724	9,733	6.50%, 07/15/2031	5		5
5.00%, 06/20/2041	10,925	12,064	6.50%, 10/15/2031	37		43
5.50%, 12/15/2013	2	3	6.50%, 07/15/2032	34		39
5.50%, 01/15/2014	5	5	6.50%, 04/20/2034	1,173		1,350
5.50%, 01/15/2014	33	36	6.50%, 05/20/2034	964		1,110
5.50%, 02/15/2014	1	2	6.80%, 04/20/2025	62		72
5.50%, 03/15/2014	21	23	7.00%, 11/15/2022	53		60
5.50%, 07/20/2033	4,604	5,168	7.00%, 11/15/2022	9		10
5.50%, 02/20/2034	4,987	5,595	7.00%, 12/15/2022	12		13
5.50%, 03/20/2034	4,643	5,209	7.00%, 12/15/2022	85		98
5.50%, 05/20/2035	600	673	7.00%, 01/15/2023	10		12
5.50%, 01/15/2039	603	678	7.00%, 01/15/2023	13		15
5.50%, 01/15/2039	1,725	1,934	7.00%, 01/15/2023	31		35
6.00%, 10/15/2023	209	238	7.00%, 02/15/2023	114		131
6.00%, 11/15/2023	104	118	7.00%, 03/15/2023	17		19
6.00%, 11/15/2023	68	77	7.00%, 07/15/2023	17		20
6.00%, 12/15/2023	59	67	7.00%, 07/15/2023	25		29
6.00%, 12/15/2023	64	73	7.00%, 07/15/2023	60		69
6.00%, 12/15/2023	3	3	7.00%, 08/15/2023	23		27
6.00%, 01/15/2024	20	23	7.00%, 10/15/2023	33		38
6.00%, 01/20/2024	18	20	7.00%, 12/15/2023	28		32
6.00%, 02/15/2024	76	86	7.00%, 12/15/2023	42		49
6.00%, 02/15/2024	44	50	7.00%, 01/15/2026	37		43
6.00%, 02/15/2024	55	62	7.00%, 05/15/2026	8		10
6.00%, 03/15/2024	23	26	7.00%, 01/15/2027	63		73
6.00%, 04/20/2024	56	63	7.00%, 03/15/2027	36		42
6.00%, 05/20/2024	39	45	7.00%, 10/15/2027	15		18
6.00%, 05/20/2024	28	31	7.00%, 10/15/2027	3		3
6.00%, 10/20/2024	49	55	7.00%, 10/15/2027	3		3
6.00%, 09/20/2025	29	32	7.00%, 11/15/2027	56		66
6.00%, 04/20/2026	179	202	7.00%, 11/15/2027	5		6

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
7.00%, 12/15/2027	$4	$4	8.00%, 12/15/2030	$12		$15
7.00%, 12/15/2027	49	57	9.00%, 11/15/2021	127		148
7.00%, 02/15/2028	1	1	9.50%, 04/15/2016	3		3
7.00%, 02/15/2028	1	1	9.50%, 09/15/2016	1		1
7.00%, 04/15/2028	3	3	9.50%, 11/15/2016	8		8
7.00%, 04/15/2028	73	86	9.50%, 07/15/2017	24		25
7.00%, 05/15/2028	1	1	9.50%, 07/15/2017	15		15
7.00%, 06/15/2028	174	205	9.50%, 10/15/2017	9		10
7.00%, 12/15/2028	141	166	9.50%, 11/15/2017	18		19
7.00%, 01/15/2029	97	115	9.50%, 09/20/2018	57		60
7.00%, 03/15/2029	91	109	9.50%, 09/15/2020	11		11
7.00%, 04/15/2029	96	113	9.50%, 12/20/2020	23		23
7.00%, 04/15/2029	216	257	9.50%, 01/20/2021	3		3
7.00%, 05/15/2031	20	24	9.50%, 02/20/2021	2		2
7.00%, 06/20/2031	131	155	9.50%, 03/20/2021	2		3
7.00%, 07/15/2031	4	5	9.50%, 08/15/2021	138		163
7.00%, 09/15/2031	7	8				$175,257
7.25%, 09/15/2025	41	48
7.50%, 04/15/2017	18	20	U.S. Treasury - 4.36%
7.50%, 04/15/2017	38	39	1.75%, 10/31/2018	21,500		22,298
7.50%, 04/15/2017	4	4	3.13%, 05/15/2021	7,000		7,866
7.50%, 05/15/2017	2	2	4.13%, 05/15/2015	8,750		9,827
7.50%, 07/15/2018	16	16	4.25%, 11/15/2013	7,000		7,502
7.50%, 12/15/2021	9	9	4.25%, 11/15/2040	11,400		14,434
7.50%, 12/15/2021	32	33	6.25%, 08/15/2023	10,200		14,675
7.50%, 02/15/2022	17	18				$76,602
7.50%, 03/15/2022	4	5	U.S. Treasury Strip - 0.57%
7.50%, 03/15/2022	6	6	0.00%, 11/15/2015(f),(g)	4,000		3,950
7.50%, 03/15/2022	28	30	0.00%, 05/15/2020(f),(g)	6,800		5,979
7.50%, 04/15/2022	33	33				$9,929
7.50%, 04/15/2022	13	15	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.50%, 04/15/2022	14	14	OBLIGATIONS			$1,181,820
7.50%, 04/15/2022	10	10		Maturity
7.50%, 05/15/2022	15	15	REPURCHASE AGREEMENTS - 4.35%	Amount (000's)	Value	(000	's)
7.50%, 07/15/2022	46	48
7.50%, 08/15/2022	56	58	Banks- 4.35%
7.50%, 08/15/2022	20	21	Investment in Joint Trading Account; Credit	$12,793		$12,793
7.50%, 08/15/2022	3	3	Suisse Repurchase Agreement; 0.18%
7.50%, 08/15/2022	13	14	dated 01/31/12 maturing 02/01/12
7.50%, 08/15/2022	11	12	(collateralized by US Government
7.50%, 02/15/2023	13	14	Securities; $13,048,356; 4.38% - 8.00%;
7.50%, 02/15/2023	5	5	dated 11/15/21 - 11/15/39)
7.50%, 05/15/2023	5	6	Investment in Joint Trading Account; Deutsche	30,879		30,878
7.50%, 05/15/2023	18	18	Bank Repurchase Agreement; 0.22% dated
7.50%, 05/15/2023	70	74	01/31/12 maturing 02/01/12 (collateralized
7.50%, 06/15/2023	20	22	by US Government Securities;
7.50%, 10/15/2023	6	7	$31,496,033 ; 0.00% - 5.25%; dated
7.50%, 11/15/2023	31	33	02/01/12 - 12/09/31)
7.50%, 03/15/2024	41	49	Investment in Joint Trading Account; JP	7,352		7,352
7.50%, 08/15/2024	3	3	Morgan Repurchase Agreement; 0.15%
7.50%, 04/15/2027	5	5	dated 01/31/12 maturing 02/01/12
7.50%, 05/15/2027	8	8	(collateralized by US Government
7.50%, 05/15/2027	20	20	Securities; $7,499,055; 0.00% - 7.00%;
7.50%, 06/15/2027	36	40	dated 09/20/12 - 04/15/30)
7.50%, 08/15/2029	191	229	Investment in Joint Trading Account; Merrill	25,378		25,378
7.50%, 09/15/2029	90	98	Lynch Repurchase Agreement; 0.16%
7.50%, 09/15/2029	61	65	dated 01/31/12 maturing 02/01/12
7.50%, 10/15/2029	97	116	(collateralized by US Government
7.50%, 11/15/2029	55	57	Securities; $25,885,877; 0.00% - 1.00%;
7.50%, 11/15/2029	92	99	dated 07/05/12 - 05/04/37)
8.00%, 08/15/2016	27	28				$76,401
8.00%, 12/15/2016	8	8	TOTAL REPURCHASE AGREEMENTS			$76,401
8.00%, 04/15/2017	10	10	Total Investments			$1,807,457
8.00%, 04/15/2017	14	14	Liabilities in Excess of Other Assets, Net - (2.93)%			$(51,405)
8.00%, 05/15/2017	8	8	TOTAL NET ASSETS - 100.00%			$1,756,052
8.00%, 06/15/2017	10	10
8.00%, 06/15/2017	4	4
8.00%, 02/15/2022	36	42
8.00%, 04/15/2022	41	47

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2012 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $152,430 or 8.68% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2012.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,078 or 0.74% of net assets.
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(f)	Non-Income Producing Security
(g)	Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$70,546
Unrealized Depreciation	(9,024)
Net Unrealized Appreciation (Depreciation)	$61,522
Cost for federal income tax purposes	$1,745,935

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	92 .15%
Government	4.93%
Financial	4.35%
Asset Backed Securities	1.50%
Liabilities in Excess of Other Assets, Net	(2.93)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 0.21%	Shares Held		Value	(000	's)		Principal

Automobile Manufacturers - 0.18%						BONDS (continued)	Amount (000's)	Value	(000	's)
New Flyer Industries Inc		1,000,000		$6,582		Automobile Parts & Equipment (continued)
						Goodyear Tire & Rubber Co/The

Biotechnology - 0.00%						10.50%, 05/15/2016	$10,718		$11,736
Neuro-Hitech Inc (a),(b)		250,000		—					$17,352
Neuro-Hitech Inc - Warrants (a),(b),(c)		125,000		—		Banks - 4.40%
				$—		Ally Financial Inc
						4.50%, 02/11/2014	11,115		11,114
Food Service - 0.00%						BAC Capital Trust VI
FU JI Food and Catering Services Holdings		962,000		—
Ltd (a),(b),(c)						5.63%, 03/08/2035	1,580		1,325
						Bank of America Corp
						8.00%, 12/29/2049(f)	3,600		3,556
Pipelines - 0.03%						CIT Group Inc
Energy Maintenance Services LLC (a),(b),(c)	12,298,000			922		7.00%, 05/02/2017(d)	77,076		77,269
						HBOS Capital Funding No2 LP
						6.07%, 06/29/2049(d),(f)	14,565		10,487
Semiconductors - 0.00%
Tower Semiconductor Ltd - Warrants (a),(b)		225,800		3		LBG Capital No.1 PLC
						8.00%, 12/29/2049(d),(f)	35,255		27,851
Tower Semiconductor Ltd - Warrants (a),(b)		3,821,912		38
						RBS Capital Trust I
				$41		0.00%, 12/29/2049(a)	20,212		12,329
TOTAL COMMON STOCKS				$7,545		RBS Capital Trust III
PREFERRED STOCKS - 1.03%	Shares Held		Value	(000	's)	0.00%, 09/29/2049(a)	17,120		10,443
Banks- 0.98%						Regions Bank/Birmingham AL
Ally Financial Inc 7.00% (d)		44,000		35,430		7.50%, 05/15/2018	5,570		5,807
									$160,181

Finance - Mortgage Loan/Banker - 0.05%						Beverages - 0.06%
Freddie Mac - Series Z (a)		1,300,000		1,846		Corp Lindley SA
						6.75%, 11/23/2021(d)	2,058		2,182
TOTAL PREFERRED STOCKS				$37,276
	Principal					Chemicals - 1.61%
BONDS- 80.46%	Amount (000's)		Value	(000	's)	CF Industries Inc
Advertising - 0.22%						7.13%, 05/01/2020	16,345		19,573
Lamar Media Corp						Ineos Finance PLC
5.88%, 02/01/2022 (d),(e)		$7,850		$7,860		9.00%, 05/15/2015 (d)	3,555		3,671
						Lyondell Chemical Co
						11.00%, 05/01/2018	2,666		2,919
Aerospace & Defense - 0.51%						LyondellBasell Industries NV
Spirit Aerosystems Inc						6.00%, 11/15/2021(d)	3,650		3,969
6.75%, 12/15/2020		5,640		6,133		Nova Chemicals Corp
Triumph Group Inc						8.63%, 11/01/2019	8,837		10,030
8.63%, 07/15/2018		11,260		12,555		Taminco Global Chemical Corp
				$18,688		9.75%, 03/31/2020(d),(e)	17,855		18,212
Agriculture - 0.29%									$58,374
Southern States Cooperative Inc						Coal- 2.15%
11.25%, 05/15/2015(d)		9,770		10,368		Alpha Natural Resources Inc
						6.00%, 06/01/2019	1,600		1,588
Airlines - 0.57%						6.25%, 06/01/2021	11,035		10,925
UAL 2009-1 Pass Through Trust						Arch Coal Inc
10.40%, 11/01/2016		3,617		4,096		7.00%, 06/15/2019(d)	5,595		5,609
United Airlines 2007-1 Class C Pass Through						7.25%, 06/15/2021(d)	7,995		8,035
Trust						8.75%, 08/01/2016	10,180		11,096
3.06%, 07/02/2014(c),(f)		9,155		8,537		Consol Energy Inc
US Airways 2001-1G Pass Through Trust						6.38%, 03/01/2021(d)	5,000		4,938
7.08%, 03/20/2021(c)		8,576		8,233		8.00%, 04/01/2017	22,215		23,992
				$20,866		Peabody Energy Corp
						6.25%, 11/15/2021(d)	11,780		12,133
Automobile Manufacturers - 1.19%									$78,316
Chrysler Group LLC/CG Co-Issuer Inc
8.00%, 06/15/2019(d)		25,975		24,936		Commercial Services - 1.50%
Ford Motor Co						Aramark Corp
7.45%, 07/16/2031		1,550		1,910		8.50%, 02/01/2015	7,095		7,272
Jaguar Land Rover PLC						B-Corp Merger Sub Inc
7.75%, 05/15/2018(d)		2,195		2,179		8.25%, 06/01/2019(d)	7,210		7,210
New Flyer Industries Canada ULC						Corrections Corp of America
14.00%, 08/19/2020(b),(c),(d)	CAD	13,600		14,106		6.25%, 03/15/2013	615		616
				$43,131		Emergency Medical Services Corp
						8.13%, 06/01/2019	15,250		15,555
Automobile Parts & Equipment - 0.48%						Hertz Corp/The
Cooper Tire & Rubber Co						8.88%, 01/01/2014	1,601		1,611
8.00%, 12/15/2019		$5,400		5,616

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Commercial Services (continued)					Electric (continued)
RSC Equipment Rental Inc/RSC Holdings III					Energy Future Intermediate Holding Co LLC
LLC					9.75%, 10/15/2019		$3,829		$3,944
8.25%, 02/01/2021	$11,045		$11,404		GenOn REMA LLC
10.00%, 07/15/2017(d)	9,230		10,707		9.68%, 07/02/2026(c)		10,000		9,400
			$54,375		Indiantown Cogeneration LP
					9.77%, 12/15/2020		6,410		6,683
Computers - 2.97%					Mirant Mid Atlantic Pass Through Trust C
iGate Corp					10.06%, 12/30/2028		31,010		32,282
9.00%, 05/01/2016	12,065		12,819		NRG Energy Inc
Seagate HDD Cayman					7.38%, 01/15/2017		9,555		9,877
6.88%, 05/01/2020	42,320		45,282		8.25%, 09/01/2020		3,350		3,300
7.00%, 11/01/2021(d)	12,540		13,418
7.75%, 12/15/2018	9,698		10,740						$98,277
Seagate Technology International/Cayman					Electrical Components & Equipment - 0.11%
Islands					Norcell Sweden Holding 2 AB
10.00%, 05/01/2014(d)	8,834		10,093		10.75%, 09/29/2019(d)	EUR	3,000		3,846
Spansion LLC
7.88%, 11/15/2017	16,065		15,744		Electronics - 0.19%
			$108,096		Viasystems Inc
Consumer Products - 1.62%					12.00%, 01/15/2015(d)		$6,585		7,046
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer					Entertainment - 4.87%
(Luxembourg) S.A.					CCM Merger Inc
7.13%, 04/15/2019(d)	12,995		13,645
					8.00%, 08/01/2013(d)		39,375		38,194
7.88%, 08/15/2019(d)	12,890		13,889
9.00%, 04/15/2019(d)	7,615		7,577		Lions Gate Entertainment Inc
					10.25%, 11/01/2016(d)		19,850		20,743
9.88%, 08/15/2019(d)	23,520		23,931
					Peninsula Gaming LLC / Peninsula Gaming
			$59,042		Corp
Diversified Financial Services - 5.01%					8.38%, 08/15/2015		23,220		24,671
Aircastle Ltd					10.75%, 08/15/2017		18,050		19,449
9.75%, 08/01/2018	17,285		19,014		Regal Cinemas Corp
9.75%, 08/01/2018(d)	870		953		8.63%, 07/15/2019		7,230		7,935
Credit Acceptance Corp					Regal Entertainment Group
9.13%, 02/01/2017	14,980		15,766		9.13%, 08/15/2018		13,440		14,717
9.13%, 02/01/2017(d)	7,200		7,560		WMG Acquisition Corp
DVI Inc					9.50%, 06/15/2016(d)		5,705		6,204
0.00%, 02/01/2004(a),(b)	8,575		1,536		9.50%, 06/15/2016		13,410		14,584
0.00%, 02/01/2004(a),(b)	6,850		1,227		11.50%, 10/01/2018(d)		22,465		22,914
Ford Motor Credit Co LLC					WMG Holdings Corp
3.88%, 01/15/2015	39,130		39,572		13.75%, 10/01/2019(d)		7,950		7,632
5.88%, 08/02/2021	3,870		4,232						$177,043
Icahn Enterprises LP / Icahn Enterprises					Environmental Control - 0.38%
Finance Corp					Clean Harbors Inc
8.00%, 01/15/2018	16,630		17,254		7.63%, 08/15/2016		6,005		6,365
ILFC E-Capital Trust II					EnergySolutions Inc / EnergySolutions LLC
6.25%, 12/21/2065(d),(f)	24,150		17,388
					10.75%, 08/15/2018		7,860		7,546
International Lease Finance Corp									$13,911
5.40%, 02/15/2012	400		400
5.65%, 06/01/2014	2,335		2,320		Food - 1.01%
6.25%, 05/15/2019	11,970		11,730		Del Monte Corp
8.62%, 09/15/2015(f)	9,690		10,453		7.63%, 02/15/2019		26,125		25,701
8.63%, 01/15/2022	4,155		4,490		Pinnacle Foods Finance LLC / Pinnacle Foods
Springleaf Finance Corp					Finance Corp
6.90%, 12/15/2017	13,790		10,687		8.25%, 09/01/2017		6,200		6,634
SquareTwo Financial Corp					10.63%, 04/01/2017		320		338
11.63%, 04/01/2017	16,825		16,489		Post Holdings Inc
TRAINS HY-1-2006					7.38%, 02/15/2022(d),(e)		3,935		4,073
7.22%, 05/01/2016(d),(f)	1,230		1,210						$36,746

			$182,281		Food Service - 0.02%
Electric - 2.70%					FU JI Food and Catering Services Holdings
Edison Mission Energy					Ltd
7.00%, 05/15/2017	12,122		7,031		0.00%, 11/09/2009(a),(c)	HKD	46,500		540
Elwood Energy LLC
8.16%, 07/05/2026	9,364		9,270
Energy Future Holdings Corp					Forest Products & Paper - 1.51%
9.75%, 10/15/2019	10,621		10,940		Domtar Corp
10.00%, 01/15/2020(f)	5,175		5,550		10.75%, 06/01/2017		$5,195		6,623
					Exopack Holding Corp
					10.00%, 06/01/2018		22,220		23,331

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2012 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)		Amount (000's)		Value	(000	's)

Forest Products & Paper (continued)						Lodging (continued)
Longview Fibre Paper & Packaging Inc						MGM Resorts International	(continued)
8.00%, 06/01/2016(d)	$8,345		$8,731			10.00%, 11/01/2016			$14,935		$16,279
MeadWestvaco Corp						Starwood Hotels & Resorts Worldwide Inc
7.38%, 09/01/2019	3,536		4,157			6.75%, 05/15/2018			6,435		7,384
PE Paper Escrow GmbH						7.15%, 12/01/2019			8,045		9,272
12.00%, 08/01/2014(d)	4,865		5,278			Wyndham Worldwide Corp
Sappi Papier Holding GmbH						5.63%, 03/01/2021			6,775		7,154
7.50%, 06/15/2032(d)	8,735		6,901			7.38%, 03/01/2020			12,560		14,609
			$55,021								$95,294

Healthcare - Products - 1.36%					Media	- 4.88%
Angiotech Pharmaceuticals Inc						Cablevision Systems Corp
5.00%, 12/01/2013(f)	34,075		29,645			8.00%, 04/15/2020			14,880		16,294
Biomet Inc						CSC Holdings LLC
10.38%, 10/15/2017	12,720		13,801			6.75%, 11/15/2021(d)			4,685		5,036
10.00%, 10/15/2017	5,575		6,021			Cumulus Media Inc
			$49,467			7.75%, 05/01/2019(d)			17,752		16,643
						Cyfrowy Polsat Finance AB
Healthcare - Services - 4.45%						7.13%, 05/20/2018		EUR	750		962
AMERIGROUP Corp						DISH DBS Corp
7.50%, 11/15/2019	12,265		13,093			6.75%, 06/01/2021			$40,955		44,641
Centene Corp						7.75%, 05/31/2015			5,530		6,166
5.75%, 06/01/2017	16,793		17,129			7.88%, 09/01/2019			28,160		32,454
Fresenius Medical Care US Finance II Inc						Kabel BW GmbH
5.88%, 01/31/2022(d)	7,825		8,001
						7.50%, 03/15/2019(d)			7,265		7,755
Fresenius Medical Care US Finance Inc						Nara Cable Funding Ltd
6.50%, 09/15/2018(d)	4,895		5,250
						8.88%, 12/01/2018(d),(e)			7,970		7,572
HCA Inc						Unitymedia Hessen GmbH & Co KG /
6.50%, 02/15/2020	6,285		6,662			Unitymedia NRW GmbH
7.25%, 09/15/2020	23,600		25,399			8.13%, 12/01/2017(d)			16,955		18,311
7.50%, 11/06/2033	6,000		5,400			Univision Communications Inc
8.50%, 04/15/2019	32,650		36,242			7.88%, 11/01/2020(d)			1,485		1,544
Health Management Associates Inc						8.50%, 05/15/2021(d)			20,680		20,060
7.38%, 01/15/2020(d)	6,345		6,535
Multiplan Inc											$177,438
9.88%, 09/01/2018(d)	28,730		31,316			Mining - 1.10%
Radnet Management Inc						FMG Resources August 2006 Pty Ltd
10.38%, 04/01/2018	7,240		6,679			6.88%, 02/01/2018(d)			17,425		17,730
			$161,706			8.25%, 11/01/2019(d)			9,865		10,580
						Midwest Vanadium Pty Ltd
Insurance - 1.72%						11.50%, 02/15/2018(d)			12,060		8,487
CNO Financial Group Inc						Taseko Mines Ltd
9.00%, 01/15/2018(d)	3,955		4,202
						7.75%, 04/15/2019			3,333		3,067
Liberty Mutual Group Inc											$39,864
7.00%, 03/15/2037(d),(f)	20,172		17,650
10.75%, 06/15/2058(d),(f)	700		893			Miscellaneous Manufacturing - 0.33%
Lincoln National Corp						GE Capital Trust I
7.00%, 05/17/2066(f)	14,870		14,052			6.38%, 11/15/2067			5,760		5,739
XL Group PLC						Park-Ohio Industries Inc
6.50%, 12/31/2049(f)	30,677		25,577			8.13%, 04/01/2021			6,255		6,318
			$62,374								$12,057

Internet - 1.29%						Mortgage Backed Securities - 0.06%
Equinix Inc						Greenwich Capital Commercial Funding
7.00%, 07/15/2021	5,510		5,978			Corp
8.13%, 03/01/2018	2,990		3,319			5.51%, 03/10/2039			3,405		2,214
Open Solutions Inc
9.75%, 02/01/2015(d)	25,225		18,162
Zayo Group LLC/Zayo Capital Inc						Oil & Gas - 6.69%
						Antero Resources Finance Corp
10.25%, 03/15/2017	18,255		19,624			7.25%, 08/01/2019(d)			7,730		8,039
			$47,083			Carrizo Oil & Gas Inc
Lodging - 2.62%						8.63%, 10/15/2018			4,095		4,115
Caesars Entertainment Operating Co Inc						8.63%, 10/15/2018(d)			5,530		5,530
11.25%, 06/01/2017	12,600		13,655			Chaparral Energy Inc
Mandalay Resort Group						8.25%, 09/01/2021			18,270		19,138
7.63%, 07/15/2013	3,737		3,793			8.88%, 02/01/2017(f)			7,935		8,272
MGM Resorts International						9.88%, 10/01/2020			17,705		19,387
7.50%, 06/01/2016	8,290		8,311			Chesapeake Energy Corp
8.63%, 02/01/2019(d)	13,400		13,936			6.13%, 02/15/2021			10,855		10,692
11.38%, 03/01/2018	785		901			9.50%, 02/15/2015			4,440		4,995

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)						Pipelines (continued)
Concho Resources Inc						El Paso Corp
7.00%, 01/15/2021	$10,270		$11,297			7.75%, 01/15/2032	$8,685		$10,203
Denbury Resources Inc						Energy Transfer Equity LP
8.25%, 02/15/2020	11,900		13,536			7.50%, 10/15/2020	9,390		10,376
9.75%, 03/01/2016	9,735		10,879			Enterprise Products Operating LLC
GMX Resources Inc						8.38%, 08/01/2066	44,630		48,200
11.00%, 12/01/2017(d),(f),(g)	3,158		2,447			MarkWest Energy Partners LP / MarkWest
Hilcorp Energy I LP/Hilcorp Finance Co						Energy Finance Corp
7.63%, 04/15/2021(d)	2,040		2,213			6.25%, 06/15/2022	15,650		16,628
8.00%, 02/15/2020(d)	20,990		22,932			6.50%, 08/15/2021	22,500		24,131
Kodiak Oil & Gas Corp						6.75%, 11/01/2020	1,565		1,702
8.13%, 12/01/2019(d)	5,565		5,899			Regency Energy Partners LP / Regency
Linn Energy LLC/Linn Energy Finance Corp						Energy Finance Corp
6.50%, 05/15/2019(d)	15,150		15,302			6.50%, 07/15/2021	8,050		8,654
7.75%, 02/01/2021	7,290		7,855			6.88%, 12/01/2018	10,560		11,458
8.63%, 04/15/2020	7,975		8,852			9.38%, 06/01/2016	10,810		11,999
Newfield Exploration Co									$156,440
5.75%, 01/30/2022	5,950		6,322
Oasis Petroleum Inc						Regional Authority - 0.05%
6.50%, 11/01/2021	3,150		3,182			Provincia de Buenos Aires/Argentina
						10.88%, 01/26/2021(d)	2,400		1,968
Petroleum Development Corp
12.00%, 02/15/2018	17,040		18,574
Pioneer Natural Resources Co					REITS	- 0.32%
7.50%, 01/15/2020	5,545		6,665			DuPont Fabros Technology LP
Precision Drilling Corp						8.50%, 12/15/2017	10,655		11,694
6.50%, 12/15/2021(d)	4,790		4,922
6.63%, 11/15/2020	9,495		9,970
Venoco Inc						Retail - 2.08%
11.50%, 10/01/2017	11,905		12,143			AmeriGas Finance LLC/AmeriGas Finance
			$243,158			Corp
						6.75%, 05/20/2020	3,120		3,120
Oil & Gas Services - 0.64%						AmeriGas Partners LP/AmeriGas Finance
Cie Generale de Geophysique-Veritas						Corp
9.50%, 05/15/2016	10,610		11,538			6.25%, 08/20/2019	8,810		8,766
SESI LLC						AutoNation Inc
6.38%, 05/01/2019	6,345		6,583			5.50%, 02/01/2020(e)	12,250		12,281
7.13%, 12/15/2021(d)	4,880		5,295			DineEquity Inc
			$23,416			9.50%, 10/30/2018	7,720		8,415
						Ltd Brands Inc
Packaging & Containers - 1.37%						6.63%, 04/01/2021	9,700		10,670
ARD Finance SA						7.00%, 05/01/2020	6,965		7,731
11.13%, 06/01/2018(d),(g)	2,437		2,145
						Rite Aid Corp
Ardagh Packaging Finance PLC						9.75%, 06/12/2016	4,385		4,813
7.38%, 10/15/2017(d)	600		627
						Suburban Propane Partners LP/Suburban
Crown Cork & Seal Co Inc						Energy Finance Corp
7.38%, 12/15/2026	11,053		11,716			7.38%, 03/15/2020	7,405		7,775
Graham Packaging Co LP / GPC Capital Corp						Toys R Us Property Co II LLC
I						8.50%, 12/01/2017	11,095		11,885
9.88%, 10/15/2014	1,250		1,275						$75,456
Plastipak Holdings Inc
8.50%, 12/15/2015(d)	5,805		5,979			Savings & Loans - 0.00%
10.63%, 08/15/2019(d)	3,070		3,469			Washington Mutual Bank / Henderson NV
Sealed Air Corp						0.00%, 10/31/2008(a)	3,500		2
8.13%, 09/15/2019(d)	7,810		8,650			0.00%, 01/15/2013(a)	3,000		1
8.38%, 09/15/2021(d)	14,310		16,099			0.00%, 01/15/2015(a),(f)	2,000		1
			$49,960						$4

Pharmaceuticals - 0.57%						Semiconductors - 0.54%
Endo Pharmaceuticals Holdings Inc						Freescale Semiconductor Inc
7.00%, 07/15/2019	6,320		6,857			9.25%, 04/15/2018(d)	5,210		5,692
7.25%, 01/15/2022	3,195		3,518			Jazz Technologies Inc
Mylan Inc/PA						8.00%, 06/30/2015(d)	1		—
7.88%, 07/15/2020(d)	9,370		10,401			8.00%, 06/30/2015	18,487		13,773
			$20,776						$19,465

Pipelines - 4.30%						Software - 0.34%
Chesapeake Midstream Partners LP / CHKM						First Data Corp
Finance Corp						7.38%, 06/15/2019(d)	12,435		12,404
5.88%, 04/15/2021(d)	9,452		9,523
6.13%, 07/15/2022(d)	3,505		3,566

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2012 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Sovereign - 0.31%						Transportation (continued)
Mexican Bonos						Swift Services Holdings Inc
8.00%, 12/19/2013(f)	MXN	138,474		$11,258		10.00%, 11/15/2018		$18,365		$19,949
										$65,221
Telecommunications - 10.28%						TOTAL BONDS				$2,926,132
Cincinnati Bell Inc								Principal
8.38%, 10/15/2020		$17,270		17,702		CONVERTIBLE BONDS - 0.24%		Amount (000's)	Value	(000	's)
Clearwire Communications LLC/Clearwire						Food Service - 0.10%
Finance Inc						FU JI Food and Catering Services Holdings
14.75%, 12/01/2016(d)		5,850		5,923		Ltd
12.00%, 12/01/2015(d)		22,110		20,839		0.00%, 10/26/2009(a),(b),(c)	CNY	245,000		3,495
Digicel Group Ltd
9.13%, 01/15/2015(d),(g)		14,780		14,928
10.50%, 04/15/2018(d)		8,250		8,683		Pharmaceuticals - 0.00%
Digicel Ltd						Vion Pharmaceuticals Inc
8.25%, 09/01/2017(d)		4,200		4,410		0.00%, 02/15/2012(a),(c)		$4,500		90
12.00%, 04/01/2014(d)		10,800		12,177
Eileme 2 AB						Telecommunications - 0.14%
11.63%, 01/31/2020(d)		7,525		7,657		Clearwire Communications LLC / Clearwire
Goodman Networks Inc						Finance Inc
12.13%, 07/01/2018(d)		14,370		14,226		8.25%, 12/01/2040(d)		8,170		5,096
Intelsat Jackson Holdings SA
7.25%, 10/15/2020		13,000		13,569		TOTAL CONVERTIBLE BONDS				$8,681
8.50%, 11/01/2019		5,335		5,775		SENIOR FLOATING RATE INTERESTS -		Principal
Intelsat Luxembourg SA						10.47%		Amount (000's)	Value	(000	's)
11.50%, 02/04/2017		10,959		11,014
11.25%, 02/04/2017		36,810		37,178		Automobile Parts & Equipment - 0.18%
Level 3 Communications Inc						HHI Holdings LLC, Term Loan B
11.88%, 02/01/2019		19,563		21,323		7.00%, 03/18/2017(f)		$3,320		$3,295
Level 3 Financing Inc						HLI Operating Co Inc, Term Loan EXIT
8.13%, 07/01/2019(d)		7,210		7,264		12.00%, 12/11/2013(f)		3,131		3,131
8.63%, 07/15/2020(d)		10,325		10,583						$6,426
9.25%, 11/01/2014		12,469		12,781		Chemicals - 0.99%
10.00%, 02/01/2018		12,280		13,109		AZ Chemical US Inc, Term Loan B
Nextel Communications Inc						7.25%, 12/06/2017(f)		9,450		9,482
7.38%, 08/01/2015		39,845		38,550		Ineos US Finance LLC, PIK Term Loan B2
NII Capital Corp						7.50%, 12/16/2013(f),(g)		2,568		2,656
7.63%, 04/01/2021		21,115		21,643		Ineos US Finance LLC, PIK Term Loan C2
Sable International Finance Ltd						8.00%, 12/16/2014(f),(g)		2,787		2,897
8.75%, 02/01/2020(d)		800		830
						Taminco Group NV, Bridge Loan
Sprint Nextel Corp						0.00%, 01/13/2013(c),(f),(h),(i)		21,100		21,100
9.00%, 11/15/2018(d)		26,610		28,672
UPCB Finance III Ltd										$36,135
6.63%, 07/01/2020(d)		6,500		6,630		Commercial Services - 1.65%
UPCB Finance Ltd						Emergency Medical Services Corp, Asset-
7.63%, 01/15/2020(d)	EUR	900		1,218		Based Term Loan B
UPCB Finance V Ltd						5.25%, 05/25/2018(f)		4,987		4,971
7.25%, 11/15/2021(d)		$6,475		6,766		Hertz Corp/The, Synth Loc Loan
Wind Acquisition Finance SA						1.00%, 02/16/2018(f)		4,500		4,264
11.75%, 07/15/2017(d)		15,272		15,119		United Rentals Inc, Bridge Loan
Wind Acquisition Holdings Finance SA						0.00%, 12/15/2012(c),(f),(h),(i)		20,938		20,938
12.25%, 07/15/2017(d),(g)		15,410		12,020		0.00%, 12/15/2012(c),(f),(h),(i)		29,662		29,662
Ziggo Finance BV										$59,835
6.13%, 11/15/2017(d)	EUR	2,455		3,284
				$373,873		Consumer Products - 0.05%
						Reynolds Group Holdings, Term Loan C
Transportation - 1.79%						6.50%, 07/07/2018(f)		1,974		1,979
Kansas City Southern de Mexico SA de CV
6.13%, 06/15/2021		$14,519		15,608
Navios Maritime Acquisition Corp / Navios						Diversified Financial Services - 0.25%
Acquisition Finance US Inc						Nuveen Investments Inc, Term Loan
						12.50%, 07/09/2015(f)		8,850		9,191
8.63%, 11/01/2017		15,040		11,280
Navios Maritime Holdings Inc / Navios
Maritime Finance US Inc						Electric - 0.65%
8.88%, 11/01/2017		7,915		7,836		Dynegy Power LLC, Term Loan
PHI Inc						9.25%, 08/05/2016(f)		8,743		8,915
8.63%, 10/15/2018		7,420		7,494		Texas Competitive Electric Holdings Co LLC,
Ship Finance International Ltd						Term Loan NON-EXT
8.50%, 12/15/2013		3,190		3,054		3.80%, 10/10/2014(f)		21,533		14,573
										$23,488

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Entertainment - 0.58%			Retail (continued)
CCM Merger Inc, Term Loan			Neiman Marcus Group Inc/The, Term Loan
7.00%, 02/01/2017(f)	$21,408	$21,242	4.75%, 04/25/2018(f)	$2,350	$2,305
					$7,076

Food - 0.05%			Semiconductors - 0.21%
Pinnacle Foods Finance LLC / Pinnacle Foods			Freescale Semiconductor Inc, Term Loan
Finance Corp, Term Loan D			4.55%, 12/01/2016(f)	7,667	7,486
6.00%, 04/01/2014(f)	1,701	1,706

			Software - 0.46%
Forest Products & Paper - 0.42%			First Data Corp, Term Loan B1
Exopack LLC, Term Loan B			3.03%, 12/24/2014(f)	10,564	10,018
6.50%, 05/06/2017(f)	4,990	4,909	First Data Corp, Term Loan B3
NewPage Corp, DIP Term Loan			3.03%, 09/24/2014(f)	7,121	6,753
8.00%, 03/08/2013(f)	10,365	10,421			$16,771
		$15,330
			Telecommunications - 0.43%
Healthcare - Products - 0.23%			Intelsat Jackson Holdings SA, Term Loan
Kinetic Concepts Inc, Term Loan B1			3.30%, 02/01/2014(f)	10,500	10,207
7.00%, 04/20/2018(f)	8,125	8,250	Level 3 Financing Inc, Term Loan B3
			5.67%, 09/01/2018(f)	1,000	998
Healthcare - Services - 0.62%			UPC Financing Partnership, Term Loan AB
			4.75%, 12/31/2017(f)	4,420	4,401
Aurora Diagnostics Inc, Term Loan B
6.25%, 04/20/2016(f)	3,052	2,995			$15,606
Multiplan Inc, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$380,906
4.75%, 08/26/2017(f)	19,876	19,425	U.S. GOVERNMENT & GOVERNMENT	Principal
		$22,420	AGENCY OBLIGATIONS - 3.49%	Amount (000's)	Value (000's)

Insurance - 1.31%			U.S. Treasury - 3.49%
			1.00%, 09/30/2016(j)	$62,500	$63,555
Asurion Corp, Term Loan
9.00%, 05/10/2019(f)	29,625	29,588	1.38%, 09/30/2018	62,500	63,364
Asurion Corp, Term Loan B					$126,919
5.50%, 05/10/2018(f)	17,095	17,039	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
CNO Financial Group Inc, Term Loan B1			OBLIGATIONS		$126,919
6.25%, 09/30/2016(f)	1,184	1,185		Maturity
		$47,812	REPURCHASE AGREEMENTS - 5.65%	Amount (000's)	Value (000's)

Internet - 0.45%			Banks - 5.65%
Open Solutions Inc, Term Loan B			Investment in Joint Trading Account; Credit	$34,398	$34,398
2.68%, 01/23/2014(f)	17,680	16,008	Suisse Repurchase Agreement; 0.18%
Zayo Group LLC, Term Loan B			dated 01/31/12 maturing 02/01/12
6.90%, 11/07/2016(f)	500	500	(collateralized by US Government
		$16,508	Securities; $35,085,876; 4.38% - 8.00%;
			dated 11/15/21 - 11/15/39)
Lodging - 0.74%			Investment in Joint Trading Account; Deutsche	83,030	83,029
Caesars Entertainment Operating Co Inc, Term			Bank Repurchase Agreement; 0.22% dated
Loan B2			01/31/12 maturing 02/01/12 (collateralized
3.28%, 01/28/2015(f)	9,709	8,781	by US Government Securities;
Caesars Entertainment Operating Co Inc, Term			$84,690,046 ; 0.00% - 5.25%; dated
Loan B4			02/01/12 - 12/09/31)
9.50%, 10/31/2016(f)	17,988	18,254	Investment in Joint Trading Account; JP	19,769	19,769
		$27,035	Morgan Repurchase Agreement; 0.15%
Media - 0.85%			dated 01/31/12 maturing 02/01/12
Cumulus Media Holdings Inc, Term Loan			(collateralized by US Government
7.50%, 01/14/2019(f)	3,200	3,195	Securities; $20,164,296; 0.00% - 7.00%;
Univision Communications Inc, Term Loan			dated 09/20/12 - 04/15/30)
EXT			Investment in Joint Trading Account; Merrill	68,240	68,240
4.52%, 03/29/2017(f)	29,349	27,564	Lynch Repurchase Agreement; 0.16%
		$30,759	dated 01/31/12 maturing 02/01/12
			(collateralized by US Government
Pharmaceuticals - 0.16%			Securities; $69,604,833; 0.00% - 1.00%;
Grifols SA, Term Loan B			dated 07/05/12 - 05/04/37)
6.00%, 06/04/2016(f)	5,821	5,851			$205,436
			TOTAL REPURCHASE AGREEMENTS		$205,436
Retail - 0.19%			Total Investments		$3,692,895
DineEquity Inc, Term Loan B1			Liabilities in Excess of Other Assets, Net - (1.55)%		$(56,235)
4.25%, 10/19/2017(f)	1,816	1,811	TOTAL NET ASSETS - 100.00%		$3,636,660
Dunkin' Brands Inc, Term Loan B2
4.00%, 11/23/2017(f)	2,969	2,960
			(a) Non-Income Producing Security
			(b) Security is Illiquid

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2012 (unaudited)

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $117,023 or 3.22% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,087,468 or 29.90% of net assets.
(e)	Security purchased on a when-issued basis.
(f)	Variable Rate. Rate shown is in effect at January 31, 2012.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	This Senior Floating Rate Note will settle after January 31, 2012, at which time the interest rate will be determined.
(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $990 or 0.03% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$137,607
Unrealized Depreciation	(159,348)
Net Unrealized Appreciation (Depreciation)	$(21,741)
Cost for federal income tax purposes	$3,714,636

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	19 .64%
Communications	18 .54%
Energy	13 .81%
Consumer, Cyclical	13 .80%
Consumer, Non-cyclical	13 .62%
Basic Materials	5.63%
Industrial	4.68%
Technology	4.52%
Government	3.90%
Utilities	3.35%
Mortgage Securities	0.06%
Liabilities in Excess of Other Assets, Net	(1.55)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2012 (unaudited)

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread	(Pay)/					Upfront	Unrealized
		as of January	Receive	Expiration	Notional	Market		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2012 (c) Fixed Rate		Date	Amount (a)	Value (b) Paid/(Received)			(Depreciation)
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	$24,500	$(658	) $	(1,771)	$1,113
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	24,500	(657)		(1,815)	1,158
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	24,500	(658)		(1,413)	755
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	49,000	(1,315)		(855)	(460)
Total						$(3,288	) $	(5,854)	$2,566

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

COMMON STOCKS - 0.62%	Shares Held	Value	(000	's)		Principal

Agriculture - 0.00%					BONDS (continued)	Amount (000's)	Value	(000	's)
Eurofresh Inc (a),(b)	43,973		$—		Advertising (continued)
					inVentiv Health Inc (continued)
					10.00%, 08/15/2018(d)	$333		$302
Automobile Manufacturers - 0.15%
General Motors Co (a)	54,951		1,320		Lamar Media Corp
					5.88%, 02/01/2022(d),(e)	150		150
General Motors Co - A Warrants (a)	49,953		756
General Motors Co - B Warrants (a)	49,953		521		Sitel LLC / Sitel Finance Corp
					11.50%, 04/01/2018	1,495		1,091
			$2,597					$2,448
Building Materials - 0.01%
US Concrete Inc (a)	21,880		88		Aerospace & Defense - 0.44%
					Esterline Technologies Corp
					7.00%, 08/01/2020	750		820
Chemicals - 0.14%					GenCorp Inc
LyondellBasell Industries NV	53,781		2,318		9.50%, 08/15/2013	700		700
					Kratos Defense & Security Solutions Inc
					10.00%, 06/01/2017	1,490		1,576

Computers - 0.02%					L-3 Communications Corp
Unisys Corp (a)	12,858		270		6.38%, 10/15/2015	1,090		1,117
					Spirit Aerosystems Inc
Diversified Financial Services - 0.17%					6.75%, 12/15/2020	952		1,035
Capmark Financial Group Inc (b),(c)	10,610,000		133		TransDigm Inc
Capmark Financial Group Inc (a)	144,251		2,784		7.75%, 12/15/2018	1,000		1,095
			$2,917		Triumph Group Inc
					8.00%, 11/15/2017	532		577
Forest Products & Paper - 0.03%					8.63%, 07/15/2018	460		513
AbitibiBowater Inc (a)	40,666		589
								$7,433

Leisure Time - 0.01%					Agriculture - 0.13%
True Temper Sports Inc (a),(b),(c)	15,480		184		Alliance One International Inc
					10.00%, 07/15/2016	2,150		2,091
					Eurofresh Inc
Metal Fabrication & Hardware - 0.01%					15.00%, 12/31/2016(b),(c),(f)	196		172
Wolverine Tube Inc (a),(b),(c)	8,336		208					$2,263

					Airlines - 1.52%
Packaging & Containers - 0.00%					American Airlines 2011-2 Class A Pass
Constar Inc (a),(b),(c)	9,689		3		Through Trust
					8.63%, 10/15/2021(b)	1,787		1,903
Semiconductors - 0.08%					American Airlines Pass Through Trust 2001-
Magnachip Semiconductor Corp (a),(c)	133,520		1,297		01
					7.38%, 05/23/2019	89		49
TOTAL COMMON STOCKS			$10,471		Continental Airlines 2003-ERJ1 Pass Through
					Trust
CONVERTIBLE PREFERRED STOCKS -					7.88%, 07/02/2018	872		884
0.09%	Shares Held	Value	(000	's)	Continental Airlines 2004-ERJ1 Pass Through
Automobile Manufacturers - 0.09%					Trust
General Motors Co	38,850		1,556		9.56%, 09/01/2019	198		205
					Continental Airlines 2005-ERJ1 Pass Through
TOTAL CONVERTIBLE PREFERRED STOCKS			$1,556		Trust
PREFERRED STOCKS - 0.30%	Shares Held	Value	(000	's)	9.80%, 04/01/2021	442		458
					Continental Airlines 2006-1 Class G Pass
Agriculture - 0.00%					Through Trust
Eurofresh Inc (b)	68		—		0.88%, 06/02/2013(g)	474		453
					Continental Airlines 2006-ERJ1 Pass Through
Banks - 0.25%					Trust
CoBank ACB 11.00%; Series D	60,000		3,201		9.32%, 11/01/2019(d)	274		281
CoBank ACB 7.00% (d)	20,000		910		Continental Airlines Inc
					6.75%, 09/15/2015(d)	9,075		9,075
			$4,111
					Delta Air Lines 2007-1 Class B Pass Through
Insurance - 0.04%					Trust
XLIT Ltd (b)	1,025		721		8.02%, 08/10/2022	609		613
					Delta Air Lines 2007-1 Class C Pass Through
Packaging & Containers - 0.01%					Trust
Constar Inc (a),(b),(c)	977		205		8.95%, 08/10/2014	175		180
					Delta Air Lines Inc
					9.50%, 09/15/2014(d)	1,737		1,850
TOTAL PREFERRED STOCKS			$5,037
	Principal				Northwest Airlines 2007-1 Class A Pass
BONDS - 88.38%	Amount (000's)	Value	(000	's)	Through Trust
					7.03%, 11/01/2019	3,883		4,055
Advertising - 0.14%					UAL 2007-1 Pass Through Trust
inVentiv Health Inc					6.64%, 07/02/2022	777		800
10.00%, 08/15/2018(d)	$1,000		$905		7.34%, 07/02/2019	409		385

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Airlines (continued)						Banks (continued)
UAL 2009-2A Pass Through Trust						Wachovia Capital Trust III
9.75%, 01/15/2017	$952		$1,074			5.57%, 03/29/2049(g)	$1,419		$1,254
UAL 2009-2B Pass Through Trust									$79,088
12.00%, 01/15/2016(d)	618		658
United Air Lines Inc						Beverages - 0.26%
9.88%, 08/01/2013(d)	2,775		2,900			Constellation Brands Inc
			$25,823			7.25%, 09/01/2016	1,075		1,207
						7.25%, 05/15/2017	1,550		1,736
Apparel - 0.09%						8.38%, 12/15/2014	350		395
Quiksilver Inc						Cott Beverages Inc
6.88%, 04/15/2015	1,534		1,476			8.13%, 09/01/2018	915		1,000
									$4,338

Automobile Manufacturers - 1.04%						Building Materials - 1.34%
Chrysler Group LLC/CG Co-Issuer Inc						Building Materials Corp of America
8.00%, 06/15/2019(d)	9,912		9,516			6.75%, 05/01/2021(d)	2,500		2,688
8.25%, 06/15/2021(d)	1,622		1,549			Calcipar SA
Ford Motor Co						6.88%, 05/01/2018(d)	600		582
7.45%, 07/16/2031	1,150		1,418			Cemex Finance LLC
7.75%, 06/15/2043	500		514			9.50%, 12/14/2016(d)	150		136
8.90%, 01/15/2032	325		400			Cemex SAB de CV
9.22%, 09/15/2021	500		603			5.58%, 09/30/2015(d),(g)	1,000		830
9.98%, 02/15/2047	1,560		2,024			9.00%, 01/11/2018(d)	650		566
Navistar International Corp						Gibraltar Industries Inc
8.25%, 11/01/2021	1,516		1,637			8.00%, 12/01/2015(g)	1,350		1,380
			$17,661			Griffon Corp
						7.13%, 04/01/2018	1,000		1,015
Automobile Parts & Equipment - 0.08%						Masco Corp
Commercial Vehicle Group Inc
7.88%, 04/15/2019(d)	320		320			6.13%, 10/03/2016	1,800		1,905
						Nortek Inc
Dana Holding Corp						8.50%, 04/15/2021(d)	1,000		950
6.75%, 02/15/2021	93		98
Pittsburgh Glass Works LLC						Ply Gem Industries Inc
8.50%, 04/15/2016(d)	300		302			8.25%, 02/15/2018	3,735		3,623
						USG Corp
Titan International Inc						8.38%, 10/15/2018(d)	3,410		3,359
7.88%, 10/01/2017	650		687			9.75%, 08/01/2014(d)	5,315		5,660
			$1,407						$22,694
Banks - 4.66%
Ally Financial Inc						Chemicals - 1.68%
6.25%, 12/01/2017	3,675		3,785			Celanese US Holdings LLC
7.50%, 09/15/2020	3,905		4,188			6.63%, 10/15/2018	500		540
						CF Industries Inc
8.00%, 12/31/2018	1,085		1,123			6.88%, 05/01/2018	2,120		2,459
8.00%, 03/15/2020	12,735		14,008
8.00%, 11/01/2031	10,541		11,187			7.13%, 05/01/2020	450		539
						Chemtura Corp
Bank of America Corp						7.88%, 09/01/2018	1,364		1,439
5.75%, 08/15/2016	865		863
8.00%, 12/29/2049(g)	808		798			Huntsman International LLC
8.13%, 12/29/2049(g)	3,270		3,250			8.63%, 03/15/2020	895		982
BankAmerica Capital II						8.63%, 03/15/2021	1,675		1,838
8.00%, 12/15/2026	142		139			Lyondell Chemical Co
BankAmerica Institutional Capital B						8.00%, 11/01/2017	1,567		1,747
7.70%, 12/31/2026 (d)	525		499			11.00%, 05/01/2018	2,748		3,009
						LyondellBasell Industries NV
CIT Group Inc						6.00%, 11/15/2021(d)	3,450		3,751
6.63%, 04/01/2018(d)	10,755		11,507
7.00%, 05/01/2016	270		270			Momentive Performance Materials Inc
7.00%, 05/02/2016(d)	7,103		7,130			9.00%, 01/15/2021	6,140		5,557
7.00%, 05/01/2017	270		271			12.50%, 06/15/2014	1,500		1,594
7.00%, 05/02/2017(d)	16,009		16,049			Omnova Solutions Inc
						7.88%, 11/01/2018	750		690
Countrywide Capital III						PolyOne Corp
8.05%, 06/15/2027	1,775		1,686
NB Capital Trust II						7.38%, 09/15/2020	3,550		3,825
						Rain CII Carbon LLC / CII Carbon Corp
7.83%, 12/15/2026	200		195			8.00%, 12/01/2018(d)	600		623
NB Capital Trust IV
8.25%, 04/15/2027	400		395						$28,593
Royal Bank of Scotland NV					Coal	- 1.40%
1.24%, 03/09/2015(g)	205		170			Alpha Natural Resources Inc
Royal Bank of Scotland PLC						6.00%, 06/01/2019	695		690
1.28%, 04/11/2016	205		161			6.25%, 06/01/2021	925		916
1.32%, 09/29/2015(g)	200		160			Arch Coal Inc
						7.00%, 06/15/2019(d)	1,000		1,003

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Coal (continued)					Commercial Services (continued)
Arch Coal Inc (continued)					RSC Equipment Rental Inc/RSC Holdings III
7.25%, 10/01/2020	$500		$502		LLC
7.25%, 06/15/2021(d)	1,000		1,005		8.25%, 02/01/2021	$1,225		$1,265
8.75%, 08/01/2016	4,655		5,074		9.50%, 12/01/2014	1,817		1,872
Arch Western Finance LLC					Seminole Indian Tribe of Florida
6.75%, 07/01/2013	3,022		3,045		7.75%, 10/01/2017(d)	2,120		2,226
Consol Energy Inc					Service Corp International/US
6.38%, 03/01/2021(d)	300		296		6.75%, 04/01/2015	2,550		2,779
8.00%, 04/01/2017	1,200		1,296		7.00%, 05/15/2019	1,000		1,080
8.25%, 04/01/2020	775		840		7.63%, 10/01/2018	350		403
Foresight Energy LLC / Foresight Energy					Stewart Enterprises Inc
Corp					6.50%, 04/15/2019	240		246
9.63%, 08/15/2017(d)	875		919		United Rentals North America Inc
Patriot Coal Corp					10.88%, 06/15/2016	900		1,031
8.25%, 04/30/2018	190		177		Valassis Communications Inc
Peabody Energy Corp					6.63%, 02/01/2021	850		844
6.00%, 11/15/2018(d)	5,520		5,686					$68,415
6.25%, 11/15/2021(d)	1,050		1,081
6.50%, 09/15/2020	850		892		Computers - 0.75%
7.38%, 11/01/2016	305		339		iGate Corp
			$23,761		9.00%, 05/01/2016	1,645		1,748
					Seagate HDD Cayman
Commercial Services - 4.03%					6.88%, 05/01/2020	915		979
ACE Cash Express Inc					7.00%, 11/01/2021(d)	3,040		3,253
11.00%, 02/01/2019(d)	900		823		7.75%, 12/15/2018	1,200		1,329
Avis Budget Car Rental LLC / Avis Budget					Seagate Technology HDD Holdings
Finance Inc					6.80%, 10/01/2016	1,250		1,365
8.25%, 01/15/2019	575		605		Stratus Technologies Bermuda Ltd / Stratus
9.63%, 03/15/2018	1,950		2,130		Technologies Inc
B-Corp Merger Sub Inc					12.00%, 03/29/2015	585		515
8.25%, 06/01/2019(d)	450		450		SunGard Data Systems Inc
Cenveo Corp					7.38%, 11/15/2018	800		844
8.88%, 02/01/2018	2,000		1,780		7.63%, 11/15/2020	1,070		1,137
Ceridian Corp					10.63%, 05/15/2015	1,415		1,505
12.25%, 11/15/2015	5,669		5,073					$12,675
11.25%, 11/15/2015(g)	1,935		1,737
Deluxe Corp					Consumer Products - 1.05%
7.00%, 03/15/2019(d)	575		566		American Achievement Corp
					10.88%, 04/15/2016(d)	1,430		1,058
7.38%, 06/01/2015	650		668
Emergency Medical Services Corp					Armored Autogroup Inc
					9.25%, 11/01/2018(d)	2,000		1,670
8.13%, 06/01/2019	750		765
Ford Holdings LLC					Prestige Brands Inc
					8.13%, 02/01/2020(d)	243		252
9.30%, 03/01/2030	4,838		6,138
9.38%, 03/01/2020	1,060		1,291		Reynolds Group Issuer Inc / Reynolds Group
FTI Consulting Inc					Issuer LLC / Reynolds Group Issuer
6.75%, 10/01/2020	1,485		1,578		(Luxembourg) S.A.
					6.88%, 02/15/2021(d)	2,630		2,742
Garda World Security Corp					7.13%, 04/15/2019(d)	870		913
9.75%, 03/15/2017(d)	925		964
					7.88%, 08/15/2019(d)	4,960		5,345
Great Lakes Dredge & Dock Corp					8.25%, 02/15/2021(d)	800		758
7.38%, 02/01/2019	250		255		8.50%, 05/15/2018(d)	1,450		1,446
Hertz Corp/The					9.00%, 04/15/2019(d)	1,400		1,393
6.75%, 04/15/2019	1,418		1,464		9.88%, 08/15/2019(d)	375		382
7.38%, 01/15/2021	280		295
7.50%, 10/15/2018	1,074		1,149		Spectrum Brands Holdings Inc
					9.50%, 06/15/2018(d)	1,625		1,842
Iron Mountain Inc
6.63%, 01/01/2016	1,295		1,298					$17,801
7.75%, 10/01/2019	4,260		4,665		Distribution & Wholesale - 0.31%
8.00%, 06/15/2020	500		532		ACE Hardware Corp
8.38%, 08/15/2021	500		546		9.13%, 06/01/2016(d)	2,000		2,112
Jaguar Holding Co II / Jaguar Merger Sub Inc					Intcomex Inc
9.50%, 12/01/2019(d)	2,645		2,860		13.25%, 12/15/2014	1,220		1,153
KAR Auction Services Inc					McJunkin Red Man Corp
4.43%, 05/01/2014(g)	425		423		9.50%, 12/15/2016	1,870		1,980
Knowledge Learning Corp								$5,245
7.75%, 02/01/2015(d)	3,665		3,418
Lender Processing Services Inc					Diversified Financial Services - 6.43%
8.13%, 07/01/2016	4,690		4,620		Aircastle Ltd
RR Donnelley & Sons Co					9.75%, 08/01/2018	800		880
7.25%, 05/15/2018	6,320		5,783		9.75%, 08/01/2018(d)	250		274
7.63%, 06/15/2020	5,370		4,793

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Diversified Financial Services (continued)					Electric (continued)
Capmark Financial Group Inc					Energy Future Intermediate Holding Co LLC /
7.00%, 09/30/2014(g)	$2,658		$2,658		EFIH Finance Inc
9.00%, 09/30/2015(g)	1,380		1,398		10.00%, 12/01/2020	$6,281		$6,768
Ford Motor Credit Co LLC					GenOn Energy Inc
3.88%, 01/15/2015	343		347		7.88%, 06/15/2017	1,500		1,391
5.00%, 05/15/2018	289		299		9.88%, 10/15/2020	1,160		1,079
5.75%, 02/01/2021	1,085		1,181		Homer City Funding LLC
5.88%, 08/02/2021	3,000		3,280		8.14%, 10/01/2019	363		334
6.63%, 08/15/2017	3,730		4,172		Ipalco Enterprises Inc
8.00%, 12/15/2016	3,700		4,379		7.25%, 04/01/2016(d)	3,095		3,374
8.13%, 01/15/2020	17,685		21,632		Midwest Generation LLC
Icahn Enterprises LP / Icahn Enterprises					8.56%, 01/02/2016	1,860		1,842
Finance Corp					NRG Energy Inc
7.75%, 01/15/2016	8,250		8,580		7.38%, 01/15/2017	1,385		1,432
8.00%, 01/15/2018	3,275		3,398		7.63%, 01/15/2018	8,365		8,198
8.00%, 01/15/2018(d)	2,220		2,303		7.63%, 05/15/2019(d)	750		716
ILFC E-Capital Trust II					7.88%, 05/15/2021(d)	7,460		7,087
6.25%, 12/21/2065(d),(g)	1,025		738		8.25%, 09/01/2020	3,130		3,083
International Lease Finance Corp					Texas Competitive Electric Holdings Co LLC /
5.65%, 06/01/2014	1,780		1,769		TCEH Finance Inc
6.25%, 05/15/2019	4,645		4,552		10.25%, 11/01/2015(g)	450		134
6.63%, 11/15/2013	4,005		4,075					$74,436
7.13%, 09/01/2018(d)	1,110		1,215
8.25%, 12/15/2020	5,242		5,596		Electrical Components & Equipment - 0.14%
8.62%, 09/15/2015(g)	13,450		14,510		Belden Inc
8.63%, 01/15/2022	1,415		1,529		7.00%, 03/15/2017	700		718
8.75%, 03/15/2017(g)	4,680		5,124		9.25%, 06/15/2019	400		428
8.88%, 09/01/2017	2,490		2,745		General Cable Corp
					2.96%, 04/01/2015(g)	750		705
Landry's Holdings Inc
11.50%, 06/01/2014(d)	160		160		International Wire Group Holdings Inc
					9.75%, 04/15/2015(d)	535		539
Oppenheimer Holdings Inc
8.75%, 04/15/2018	790		791					$2,390
ROC Finance LLC/ROC Finance 1 Corp					Electronics - 0.40%
12.13%, 09/01/2018(d)	1,765		1,911		Kemet Corp
SLM Corp					10.50%, 05/01/2018	1,450		1,544
6.25%, 01/25/2016	1,200		1,225		NXP BV / NXP Funding LLC
Springleaf Finance Corp					3.32%, 10/15/2013(g)	200		200
5.40%, 12/01/2015	940		746		9.75%, 08/01/2018(d)	2,870		3,207
6.90%, 12/15/2017	9,958		7,718		Sanmina-SCI Corp
			$109,185		3.30%, 06/15/2014(d),(g)	520		510
Electric - 4.38%					Viasystems Inc
					12.00%, 01/15/2015(d)	1,202		1,286
AES Eastern Energy LP
0.00%, 01/02/2029(a)	2,000		778					$6,747
Calpine Construction Finance Co LP / CCFC					Engineering & Construction - 0.12%
Finance Corp					Dycom Investments Inc
8.00%, 06/01/2016(d)	750		808		7.13%, 01/15/2021	175		177
Calpine Corp					Tutor Perini Corp
7.25%, 10/15/2017(d)	3,434		3,589		7.63%, 11/01/2018	1,974		1,920
7.50%, 02/15/2021(d)	6,080		6,475					$2,097
7.88%, 07/31/2020(d)	3,205		3,453
CMS Energy Corp					Entertainment - 2.45%
4.25%, 09/30/2015	2,350		2,413		AMC Entertainment Inc
Dynegy Holdings LLC					8.75%, 06/01/2019	750		791
0.00%, 06/01/2015(a)	100		61		Cedar Fair LP/Canada's Wonderland
0.00%, 05/15/2018(a)	2,250		1,372		Co/Magnum Management Corp
0.00%, 06/01/2019(a)	3,158		1,934		9.13%, 08/01/2018	2,570		2,849
0.00%, 10/15/2026(a)	92		56		Chukchansi Economic Development
Dynegy Roseton LLC / Dynegy Danskammer					Authority
LLC Pass Through Trust Series B					0.00%, 11/15/2013(a),(d)	1,943		1,282
0.00%, 11/08/2016(a),(c)	2,773		1,691		Cinemark USA Inc
Edison Mission Energy					7.38%, 06/15/2021	600		631
7.00%, 05/15/2017	8,205		4,759		8.63%, 06/15/2019	1,480		1,628
7.20%, 05/15/2019	10,255		5,794		FireKeepers Development Authority
7.63%, 05/15/2027	4,845		2,592		13.88%, 05/01/2015(d)	4,850		5,462
7.75%, 06/15/2016	3,085		2,067		Isle of Capri Casinos Inc
Energy Future Intermediate Holding Co LLC					7.00%, 03/01/2014	1,275		1,256
9.75%, 10/15/2019	1,122		1,156		7.75%, 03/15/2019	1,800		1,719

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Entertainment (continued)					Forest Products & Paper (continued)
Peninsula Gaming LLC / Peninsula Gaming					Boise Paper Holdings LLC / Boise Co-Issuer
Corp					Co
8.38%, 08/15/2015	$1,000		$1,062		8.00%, 04/01/2020	$500		$535
10.75%, 08/15/2017	1,900		2,047		Cascades Inc
Pinnacle Entertainment Inc					7.75%, 12/15/2017	895		924
8.63%, 08/01/2017	500		538		7.88%, 01/15/2020	800		822
8.75%, 05/15/2020	2,500		2,544		Longview Fibre Paper & Packaging Inc
Production Resource Group Inc					8.00%, 06/01/2016(d)	900		942
8.88%, 05/01/2019(d)	525		472		NewPage Corp
Regal Cinemas Corp					0.00%, 12/31/2014(a)	6,450		4,193
8.63%, 07/15/2019	1,425		1,564					$11,286
Seneca Gaming Corp
8.25%, 12/01/2018(d)	1,675		1,637		Healthcare - Products - 0.21%
Shingle Springs Tribal Gaming Authority					Biomet Inc
9.38%, 06/15/2015(d)	1,775		1,172		10.38%, 10/15/2017	2,570		2,788
Speedway Motorsports Inc					Charger Merger Corp
					9.88%, 01/15/2019(d)	675		702
6.75%, 02/01/2019	890		917
8.75%, 06/01/2016	1,400		1,526					$3,490
Vail Resorts Inc					Healthcare - Services - 3.61%
6.50%, 05/01/2019	725		747		Aviv Healthcare Properties LP/Aviv
WMG Acquisition Corp					Healthcare Capital Corp
9.50%, 06/15/2016(d)	460		501		7.75%, 02/15/2019	900		902
9.50%, 06/15/2016	9,218		10,025		Capella Healthcare Inc
11.50%, 10/01/2018(d)	400		408		9.25%, 07/01/2017	1,475		1,501
Yonkers Racing Corp					Community Health Systems Inc
11.38%, 07/15/2016(d)	800		854		8.88%, 07/15/2015	2,917		3,034
			$41,632		DaVita Inc
Environmental Control - 0.06%					6.38%, 11/01/2018	600		632
WCA Waste Corp					6.63%, 11/01/2020	600		637
7.50%, 06/15/2019(d)	940		968		Fresenius Medical Care US Finance II Inc
					5.63%, 07/31/2019(d)	3,294		3,381
					5.88%, 01/31/2022(d)	1,445		1,477
Food - 0.92%					Fresenius Medical Care US Finance Inc
Bumble Bee Acquisition Corp					6.50%, 09/15/2018(d)	4,205		4,510
9.00%, 12/15/2017(d)	1,000		1,030		6.88%, 07/15/2017	592		637
Dean Foods Co					HCA Inc
7.00%, 06/01/2016	995		1,000		5.75%, 03/15/2014	441		456
Dole Food Co Inc					6.38%, 01/15/2015	1,058		1,111
8.00%, 10/01/2016(d)	1,105		1,177		6.50%, 02/15/2020	8,710		9,233
13.88%, 03/15/2014	377		434		7.05%, 12/01/2027	465		396
Ingles Markets Inc					7.50%, 02/15/2022	3,305		3,536
8.88%, 05/15/2017	1,600		1,752		7.50%, 12/15/2023	1,285		1,227
JBS USA LLC/JBS USA Finance Inc					7.69%, 06/15/2025	1,430		1,337
7.25%, 06/01/2021(d)	1,460		1,383		7.88%, 02/15/2020	1,230		1,345
8.25%, 02/01/2020(d)	993		1,001		8.00%, 10/01/2018	1,200		1,302
11.63%, 05/01/2014	36		41		8.50%, 04/15/2019	428		475
Pilgrim's Pride Corp					Health Management Associates Inc
7.88%, 12/15/2018	950		905		6.13%, 04/15/2016	1,000		1,033
Simmons Foods Inc					7.38%, 01/15/2020(d)	650		670
10.50%, 11/01/2017(d)	967		868		IASIS Healthcare LLC / IASIS Capital Corp
Smithfield Foods Inc					8.38%, 05/15/2019	2,334		2,246
7.75%, 07/01/2017	1,425		1,612		Kindred Healthcare Inc
SUPERVALU Inc					8.25%, 06/01/2019	6,060		5,560
8.00%, 05/01/2016	4,000		4,160		Multiplan Inc
TreeHouse Foods Inc					9.88%, 09/01/2018(d)	1,350		1,472
7.75%, 03/01/2018	285		307		OnCure Holdings Inc
			$15,670		11.75%, 05/15/2017	600		483
					Radiation Therapy Services Inc
Forest Products & Paper - 0.66%					9.88%, 04/15/2017	350		244
Abitibi Unsecured Notes Claims
0.00%, 04/20/2012(a),(b),(c)	533		2		Tenet Healthcare Corp
					6.25%, 11/01/2018(d)	920		964
0.00%, 06/20/2013(a),(b),(c)	780		4
0.00%, 04/01/2015(a),(b),(c)	2,313		10		8.00%, 08/01/2020	125		129
0.00%, 04/01/2028(a),(b),(c)	320		1		8.88%, 07/01/2019	5,905		6,680
					9.25%, 02/01/2015(g)	1,285		1,397
0.00%, 08/01/2030(a),(b),(c)	85		—
AbitibiBowater Inc					10.00%, 05/01/2018	125		144
10.25%, 10/15/2018(d)	2,351		2,651		Universal Health Services Inc
Appleton Papers Inc					7.13%, 06/30/2016	1,385		1,524
10.50%, 06/15/2015(d)	1,190		1,202

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Healthcare - Services (continued)					Iron & Steel - 0.31%
Vanguard Health Holding Co II					AK Steel Corp
LLC/Vanguard Holding Co II Inc					7.63%, 05/15/2020	$310		$306
7.75%, 02/01/2019	$800		$816		APERAM
8.00%, 02/01/2018	700		733		7.38%, 04/01/2016(d)	350		306
			$61,224		7.75%, 04/01/2018(d)	1,050		898
					Commercial Metals Co
Holding Companies - Diversified - 0.07%					7.35%, 08/15/2018	500		498
Tops Holding Corp / Tops Markets LLC					Steel Dynamics Inc
10.13%, 10/15/2015	1,100		1,182		7.63%, 03/15/2020	500		554
					United States Steel Corp
Home Builders - 0.97%					6.65%, 06/01/2037	1,195		968
Beazer Homes USA Inc					7.00%, 02/01/2018	260		263
9.13%, 06/15/2018	1,699		1,355		7.38%, 04/01/2020	1,525		1,548
9.13%, 05/15/2019	1,215		960					$5,341
DR Horton Inc
5.63%, 01/15/2016	1,175		1,225		Leisure Products & Services - 0.22%
K Hovnanian Enterprises Inc					Royal Caribbean Cruises Ltd
					7.25%, 06/15/2016	2,702		2,925
10.63%, 10/15/2016	556		485		11.88%, 07/15/2015	696		833
Lennar Corp
5.60%, 05/31/2015	400		413					$3,758
6.95%, 06/01/2018	1,230		1,279		Lodging - 3.12%
12.25%, 06/01/2017	460		580		Ameristar Casinos Inc
M/I Homes Inc					7.50%, 04/15/2021	2,175		2,316
8.63%, 11/15/2018	850		799		Boyd Gaming Corp
MDC Holdings Inc					7.13%, 02/01/2016	280		255
5.63%, 02/01/2020	765		708		Caesars Entertainment Operating Co Inc
Shea Homes LP / Shea Homes Funding Corp					11.25%, 06/01/2017	1,000		1,084
8.63%, 05/15/2019(d)	2,545		2,545		Chester Downs & Marina LLC
Standard Pacific Corp					9.25%, 02/01/2020(d),(e)	165		169
8.38%, 05/15/2018	2,645		2,684		CityCenter Holdings LLC / CityCenter
8.38%, 01/15/2021	2,625		2,658		Finance Corp
10.75%, 09/15/2016	720		801		7.63%, 01/15/2016	3,660		3,843
			$16,492		10.75%, 01/15/2017(f)	8,039		8,582
Housewares - 0.09%					Downstream Development Authority of the
					Quapaw Tribe of Oklahoma
American Standard Americas					10.50%, 07/01/2019(d)	1,000		975
10.75%, 01/15/2016(d)	2,225		1,491
					Mandalay Resort Group
					7.63%, 07/15/2013	1,200		1,218
Insurance - 1.26%					MCE Finance Ltd
American International Group Inc					10.25%, 05/15/2018	1,667		1,838
8.18%, 05/15/2068	4,375		4,222		MGM Resorts International
Catlin Insurance Co Ltd					6.63%, 07/15/2015	815		815
7.25%, 12/31/2049(d)	2,140		1,862		7.50%, 06/01/2016	2,729		2,736
CNO Financial Group Inc					7.63%, 01/15/2017	3,635		3,617
9.00%, 01/15/2018(d)	370		393		8.63%, 02/01/2019(d)	1,015		1,056
HUB International Holdings Inc					9.00%, 03/15/2020	1,275		1,438
10.25%, 06/15/2015(d)	1,970		1,992		11.38%, 03/01/2018	1,000		1,147
ILFC E-Capital Trust I					10.00%, 11/01/2016	1,850		2,016
4.34%, 12/21/2065(d),(g)	2,200		1,390		San Pasqual Casino Development Group Inc
Liberty Mutual Group Inc					8.00%, 09/15/2013(d)	3,821		3,792
7.80%, 03/15/2037(d)	1,900		1,777		Seminole Hard Rock Entertainment Inc
10.75%, 06/15/2058(d),(g)	5,863		7,475		3.05%, 03/15/2014(d),(g)	2,750		2,612
USI Holdings Corp					Sheraton Holding Corp
9.75%, 05/15/2015(d)	1,556		1,525		7.38%, 11/15/2015	2,430		2,770
XL Group PLC					Starwood Hotels & Resorts Worldwide Inc
6.50%, 12/31/2049(g)	960		800		6.75%, 05/15/2018	1,700		1,951
			$21,436		Sugarhouse HSP Gaming Prop Mezz LP /
					Sugarhouse HSP Gaming Finance Corp
Internet - 0.18%					8.63%, 04/15/2016(d)	800		822
eAccess Ltd					Wynn Las Vegas LLC / Wynn Las Vegas
8.25%, 04/01/2018(d)	1,924		1,828
					Capital Corp
Equinix Inc					7.75%, 08/15/2020	3,491		3,945
7.00%, 07/15/2021	465		504		7.88%, 11/01/2017	3,500		3,885
8.13%, 03/01/2018	680		755					$52,882
			$3,087
					Machinery - Construction & Mining - 0.10%
Investment Companies - 0.11%					Boart Longyear Management Pty Ltd
PBF Holding Co LLC / PBF Finance Corp					7.00%, 04/01/2021(d)	650		679
8.25%, 02/15/2020(d),(e)	1,854		1,817

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Machinery - Construction & Mining (continued)					Media (continued)
Terex Corp					Mediacom LLC / Mediacom Capital Corp
8.00%, 11/15/2017	$1,075		$1,086		9.13%, 08/15/2019	$1,423		$1,544
			$1,765		Nexstar Broadcasting Inc
					7.00%, 01/15/2014	247		246
Machinery - Diversified - 0.90%					7.00%, 01/15/2014	753		751
Case New Holland Inc					Quebecor Media Inc
7.88%, 12/01/2017	9,775		11,266		7.75%, 03/15/2016	1,500		1,545
Columbus McKinnon Corp/NY					Sinclair Television Group Inc
7.88%, 02/01/2019	750		772		8.38%, 10/15/2018	650		692
Liberty Tire Recycling					Sirius XM Radio Inc
11.00%, 10/01/2016(d)	600		561
					8.75%, 04/01/2015(d)	2,230		2,492
Manitowoc Co Inc/The					9.75%, 09/01/2015(d)	1,300		1,414
8.50%, 11/01/2020	2,085		2,273		Unitymedia Hessen GmbH & Co KG /
Stewart & Stevenson LLC					Unitymedia NRW GmbH
10.00%, 07/15/2014	400		402		8.13%, 12/01/2017(d)	2,150		2,322
			$15,274		Univision Communications Inc
Media - 7.22%					6.88%, 05/15/2019(d)	7,220		7,183
AMC Networks Inc					7.88%, 11/01/2020(d)	2,000		2,080
7.75%, 07/15/2021(d)	1,835		2,016		8.50%, 05/15/2021(d)	2,475		2,401
Cablevision Systems Corp					Videotron Ltee
7.75%, 04/15/2018	555		592		9.13%, 04/15/2018	5,645		6,266
8.00%, 04/15/2020	1,185		1,298		XM Satellite Radio Inc
CCH II LLC / CCH II Capital Corp					7.63%, 11/01/2018(d)	3,465		3,712
13.50%, 11/30/2016	1,417		1,633		13.00%, 08/01/2013(d)	3,235		3,688
CCO Holdings LLC / CCO Holdings Capital								$122,546
Corp					Metal Fabrication & Hardware - 0.11%
6.50%, 04/30/2021	2,345		2,439		Mueller Water Products Inc
6.63%, 01/31/2022	317		330		7.38%, 06/01/2017	1,790		1,709
7.00%, 01/15/2019	3,727		3,960		Wolverine Tube Inc
7.25%, 10/30/2017	3,470		3,739		6.00%, 06/28/2014(b),(c)	187		187
7.38%, 06/01/2020	1,170		1,264					$1,896
8.13%, 04/30/2020	4,100		4,536
Cengage Learning Acquisitions Inc					Mining - 1.35%
10.50%, 01/15/2015(d),(g)	5,070		3,688		FMG Resources August 2006 Pty Ltd
Cequel Communications Holdings I LLC and					6.38%, 02/01/2016(d)	370		376
Cequel Capital Corp					6.88%, 02/01/2018(d)	1,033		1,051
8.63%, 11/15/2017(d)	7,567		8,059		7.00%, 11/01/2015(d)	11,561		11,937
Clear Channel Communications Inc					Noranda Aluminum Acquisition Corp
5.50%, 09/15/2014	4,050		3,382		4.66%, 05/15/2015(f),(g)	1,849		1,761
9.00%, 03/01/2021	1,550		1,348		Novelis Inc/GA
10.75%, 08/01/2016	7,675		5,718		8.75%, 12/15/2020	2,500		2,794
Clear Channel Worldwide Holdings Inc					Taseko Mines Ltd
9.25%, 12/15/2017	4,150		4,576		7.75%, 04/15/2019	350		322
9.25%, 12/15/2017	875		960		Thompson Creek Metals Co Inc
CSC Holdings LLC					7.38%, 06/01/2018	700		654
6.75%, 11/15/2021(d)	5,165		5,552		Vulcan Materials Co
7.63%, 07/15/2018	3,505		3,890		6.50%, 12/01/2016	705		740
7.88%, 02/15/2018	350		391		7.50%, 06/15/2021	3,080		3,365
8.50%, 04/15/2014	1,675		1,863					$23,000
8.63%, 02/15/2019	446		521
Cumulus Media Inc					Miscellaneous Manufacturing - 0.49%
7.75%, 05/01/2019(d)	1,525		1,430		Colt Defense LLC / Colt Finance Corp
DISH DBS Corp					8.75%, 11/15/2017	407		269
6.75%, 06/01/2021	3,075		3,352		Eastman Kodak Co
					0.00%, 03/01/2018(a),(d)	2,515		2,182
7.75%, 05/31/2015	3,925		4,376
7.88%, 09/01/2019	1,125		1,297		FGI Holding Co Inc
Gannett Co Inc					11.25%, 10/01/2015	943		907
7.13%, 09/01/2018	5,460		5,610		Harland Clarke Holdings Corp
					6.00%, 05/15/2015(g)	2,450		1,666
9.38%, 11/15/2017	5,510		6,075
Insight Communications Co Inc					JB Poindexter & Co Inc
9.38%, 07/15/2018(d)	211		239		8.75%, 03/15/2014	682		684
McClatchy Co/The					JM Huber Corp
					9.88%, 11/01/2019(d)	610		634
11.50%, 02/15/2017	750		765
Media General Inc					SPX Corp
11.75%, 02/15/2017	1,250		1,216		6.88%, 09/01/2017	475		530
Mediacom Broadband LLC / Mediacom					Trimas Corp
Broadband Corp					9.75%, 12/15/2017	1,300		1,423
8.50%, 10/15/2015	92		95					$8,295

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities - 0.25%					Oil & Gas (continued)
Banc of America Large Loan Inc					Petrohawk Energy Corp
2.04%, 11/15/2015(d),(g)	$4,550		$4,221		6.25%, 06/01/2019	$1,510		$1,689
					Pioneer Natural Resources Co
					5.88%, 07/15/2016	2,690		2,950
Oil & Gas - 7.91%					Plains Exploration & Production Co
Alta Mesa Holdings LP / Alta Mesa Finance					6.63%, 05/01/2021	610		654
Services Corp					6.75%, 02/01/2022	3,440		3,741
9.63%, 10/15/2018	1,150		1,081
ATP Oil & Gas Corp/United States					7.63%, 06/01/2018	1,550		1,659
					8.63%, 10/15/2019	1,800		2,025
11.88%, 05/01/2015	5,985		3,890		Precision Drilling Corp
Bill Barrett Corp					6.50%, 12/15/2021(d)	435		447
7.63%, 10/01/2019	1,725		1,755		6.63%, 11/15/2020	740		777
9.88%, 07/15/2016	1,000		1,095
Bluewater Holding BV					QEP Resources Inc
3.57%, 07/17/2014(d),(g)	200		162		6.88%, 03/01/2021	1,625		1,759
					Quicksilver Resources Inc
Brigham Exploration Co					11.75%, 01/01/2016	985		1,051
8.75%, 10/01/2018	272		340
Calumet Specialty Products Partners					Range Resources Corp
LP/Calumet Finance Corp (d)					5.75%, 06/01/2021	4,290		4,655
9.38%, 05/01/2019	625		628		6.75%, 08/01/2020	85		93
Chesapeake Energy Corp					SandRidge Energy Inc
					7.50%, 03/15/2021	1,785		1,812
6.13%, 02/15/2021	10,670		10,510		8.00%, 06/01/2018(d)	3,035		3,141
6.50%, 08/15/2017	1,125		1,159
6.63%, 08/15/2020	5,050		5,075		Seadrill Ltd
					6.50%, 10/05/2015	1,200		1,191
6.88%, 08/15/2018	1,630		1,675		SM Energy Co
9.50%, 02/15/2015	6,405		7,206		6.50%, 11/15/2021(d)	1,070		1,121
Chesapeake Oilfield Operating					6.63%, 02/15/2019	2,433		2,555
LLC/Chesapeake Oilfield Finance Inc
6.63%, 11/15/2019(d)	1,075		1,080		Swift Energy Co
					7.13%, 06/01/2017	1,500		1,500
Cimarex Energy Co					7.88%, 03/01/2022(d)	1,110		1,102
7.13%, 05/01/2017	2,555		2,664		8.88%, 01/15/2020	1,667		1,771
Citgo Petroleum Corp
11.50%, 07/01/2017(d)	1,325		1,487		Unit Corp
					6.63%, 05/15/2021	1,125		1,136
Comstock Resources Inc					W&T Offshore Inc
7.75%, 04/01/2019	600		555
8.38%, 10/15/2017	2,396		2,300		8.50%, 06/15/2019	2,679		2,850
					WPX Energy Inc
Concho Resources Inc					5.25%, 01/15/2017(d)	1,500		1,500
6.50%, 01/15/2022	1,065		1,145		6.00%, 01/15/2022(d)	6,200		6,176
7.00%, 01/15/2021	1,325		1,458
Continental Resources Inc/OK								$134,364
7.38%, 10/01/2020	1,225		1,351		Oil & Gas Services - 0.42%
Denbury Resources Inc					Cie Generale de Geophysique-Veritas
8.25%, 02/15/2020	3,540		4,027		9.50%, 05/15/2016	306		333
Energy XXI Gulf Coast Inc					Key Energy Services Inc
7.75%, 06/15/2019	900		929		6.75%, 03/01/2021	1,550		1,589
9.25%, 12/15/2017	1,500		1,639		Oil States International Inc
EXCO Resources Inc					6.50%, 06/01/2019	2,400		2,550
7.50%, 09/15/2018	6,435		5,598		Petroleum Geo-Services ASA
Forest Oil Corp					7.38%, 12/15/2018(d)	925		962
7.25%, 06/15/2019	1,790		1,790		Pioneer Drilling Co
Hilcorp Energy I LP/Hilcorp Finance Co					9.88%, 03/15/2018(d)	445		474
7.63%, 04/15/2021(d)	1,556		1,688		Trinidad Drilling Ltd
8.00%, 02/15/2020(d)	2,150		2,349		7.88%, 01/15/2019(d)	1,125		1,192
Linn Energy LLC/Linn Energy Finance Corp								$7,100
7.75%, 02/01/2021	4,250		4,579
8.63%, 04/15/2020	3,710		4,118		Packaging & Containers - 2.28%
Newfield Exploration Co					Ardagh Packaging Finance PLC
					7.38%, 10/15/2017(d)	1,050		1,097
5.75%, 01/30/2022	4,610		4,898		9.13%, 10/15/2020(d)	1,500		1,530
6.63%, 09/01/2014	930		942
6.88%, 02/01/2020	750		802		Ball Corp
7.13%, 05/15/2018	500		527		5.75%, 05/15/2021	1,490		1,602
NFR Energy LLC/NFR Energy Finance Corp					6.63%, 03/15/2018	1,300		1,336
9.75%, 02/15/2017(d)	1,400		1,190		7.13%, 09/01/2016	580		632
9.75%, 02/15/2017(d)	1,800		1,530		7.38%, 09/01/2019	2,580		2,877
Ocean Rig UDW Inc					Berry Plastics Corp
9.50%, 04/27/2016	2,000		1,945		8.25%, 11/15/2015	630		676
Penn Virginia Corp					9.50%, 05/15/2018	10,041		10,443
7.25%, 04/15/2019	1,500		1,339		9.75%, 01/15/2021	10,335		10,800
10.38%, 06/15/2016	500		503		Constar Inc
					11.00%, 12/31/2017(b),(f)	714		714

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Packaging & Containers (continued)					Real Estate - 0.82%
Crown Americas LLC / Crown Americas					CBRE Services Inc
Capital Corp II					6.63%, 10/15/2020	$1,035		$1,079
7.63%, 05/15/2017	$2,665		$2,931		First Industrial LP
Owens-Brockway Glass Container Inc					6.42%, 06/01/2014	1,000		1,004
7.38%, 05/15/2016	3,670		4,110		Kennedy-Wilson Inc
			$38,748		8.75%, 04/01/2019(d)	705		710
					Realogy Corp
Pharmaceuticals - 1.49%					7.63%, 01/15/2020(d),(e)	2,330		2,330
Elan Finance PLC / Elan Finance Corp					Toys R Us Property Co I LLC
8.75%, 10/15/2016	1,800		1,969		10.75%, 07/15/2017	7,900		8,789
8.75%, 10/15/2016	1,500		1,641					$13,912
Endo Pharmaceuticals Holdings Inc
7.00%, 07/15/2019	2,740		2,973		REITS - 0.95%
7.25%, 01/15/2022	550		606		CNL Lifestyle Properties Inc
Mylan Inc/PA					7.25%, 04/15/2019	1,610		1,495
7.63%, 07/15/2017(d)	3,060		3,362		DuPont Fabros Technology LP
7.88%, 07/15/2020(d)	2,700		2,997		8.50%, 12/15/2017	1,100		1,207
Valeant Pharmaceuticals International					Felcor Lodging LP
6.50%, 07/15/2016(d)	7,415		7,526		6.75%, 06/01/2019	425		414
6.75%, 10/01/2017(d)	1,940		1,981		Host Hotels & Resorts LP
6.88%, 12/01/2018(d)	750		768		6.75%, 06/01/2016	3,865		3,995
7.00%, 10/01/2020(d)	750		762		6.88%, 11/01/2014	2,490		2,537
7.25%, 07/15/2022(d)	750		759		9.00%, 05/15/2017	1,315		1,460
			$25,344		Omega Healthcare Investors Inc
					6.75%, 10/15/2022	4,810		5,099
Pipelines - 2.78%								$16,207
Chesapeake Midstream Partners LP / CHKM
Finance Corp					Retail - 3.47%
6.13%, 07/15/2022(d)	4,283		4,358		Academy Ltd / Academy Finance Corp
El Paso Corp					9.25%, 08/01/2019(d)	163		162
6.88%, 06/15/2014	500		544		AmeriGas Finance LLC/AmeriGas Finance
7.00%, 06/15/2017	1,685		1,866		Corp
7.25%, 06/01/2018	2,395		2,668		6.75%, 05/20/2020	4,580		4,580
7.75%, 01/15/2032	3,100		3,642		7.00%, 05/20/2022	5,040		5,052
7.80%, 08/01/2031	2,370		2,778		AmeriGas Partners LP/AmeriGas Finance
Energy Transfer Equity LP					Corp
7.50%, 10/15/2020	5,050		5,580		6.25%, 08/20/2019	2,125		2,114
Energy Transfer Partners LP					Asbury Automotive Group Inc
5.20%, 02/01/2022	350		370		8.38%, 11/15/2020	392		417
Genesis Energy LP/Genesis Energy Finance					AutoNation Inc
Corp					5.50%, 02/01/2020(e)	750		752
7.88%, 12/15/2018	625		641		Burger King Corp
Holly Energy Partners LP/Holly Energy					9.88%, 10/15/2018	755		831
Finance Corp					CKE Restaurants Inc
6.25%, 03/01/2015(c)	2,650		2,650		11.38%, 07/15/2018	1,736		1,970
8.25%, 03/15/2018(c)	500		530		Claire's Stores Inc
Kinder Morgan Finance Co LLC					8.88%, 03/15/2019	2,400		1,968
6.00%, 01/15/2018(d)	1,750		1,811		DineEquity Inc
Kinder Morgan Finance Co ULC					9.50%, 10/30/2018	825		899
5.70%, 01/05/2016	3,530		3,662		Ferrellgas LP / Ferrellgas Finance Corp
MarkWest Energy Partners LP / MarkWest					9.13%, 10/01/2017	3,950		4,148
Energy Finance Corp					Gymboree Corp
6.25%, 06/15/2022	1,040		1,105		9.13%, 12/01/2018	2,196		1,954
6.75%, 11/01/2020	1,365		1,484		Inergy LP/Inergy Finance Corp
8.75%, 04/15/2018	3,660		3,989		7.00%, 10/01/2018	3,220		3,131
Regency Energy Partners LP / Regency Energy					J Crew Group Inc
Finance Corp					8.13%, 03/01/2019	750		728
6.50%, 07/15/2021	2,000		2,150		JC Penney Co Inc
6.88%, 12/01/2018	2,705		2,935		5.65%, 06/01/2020	2,155		2,160
Targa Resources Partners LP / Targa					Landry's Inc
Resources Partners Finance Corp					11.63%, 12/01/2015	1,220		1,308
6.38%, 08/01/2022(d)	400		406		Ltd Brands Inc
6.88%, 02/01/2021(d)	1,125		1,173		6.63%, 04/01/2021	420		462
7.88%, 10/15/2018	886		952		Nebraska Book Co Inc
8.25%, 07/01/2016	1,785		1,883		0.00%, 11/30/2011(a)	597		437
			$47,177		0.00%, 03/15/2012(a)	886		124
					Number Merger Sub Inc
Private Equity - 0.02%					11.00%, 12/15/2019(d)	640		674
CKE Holdings Inc					QVC Inc
10.50%, 03/14/2016(d)	362		353
					7.13%, 04/15/2017(d)	225		241

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Retail (continued)					Telecommunications (continued)
QVC Inc (continued)					Cincinnati Bell Inc (continued)
7.38%, 10/15/2020(d)	$1,220		$1,333		8.75%, 03/15/2018	$435		$419
RadioShack Corp					Citizens Communications Co
6.75%, 05/15/2019	1,000		840		7.13%, 03/15/2019	1,375		1,310
Real Mex Restaurants Inc					Clearwire Communications LLC/Clearwire
0.00%, 01/01/2013(a)	400		214		Finance Inc
Rite Aid Corp					12.00%, 12/01/2015(d)	2,969		2,798
7.50%, 03/01/2017	2,650		2,703		CPI International Inc
9.50%, 06/15/2017	4,000		3,970		8.00%, 02/15/2018	690		593
10.25%, 10/15/2019	2,570		2,894		Cricket Communications Inc
Sears Holdings Corp					7.75%, 05/15/2016	4,445		4,712
6.63%, 10/15/2018	8,095		6,578		7.75%, 10/15/2020	2,350		2,238
Toys R US - Delaware Inc					Crown Castle International Corp
7.38%, 09/01/2016(d)	2,100		2,132		9.00%, 01/15/2015	955		1,041
Toys R Us Property Co II LLC					EH Holding Corp
8.50%, 12/01/2017	2,585		2,770		7.63%, 06/15/2021(d)	345		364
Wendy's Co/The					Frontier Communications Corp
10.00%, 07/15/2016	1,200		1,319		8.25%, 05/01/2014	100		106
			$58,865		8.25%, 04/15/2017	2,945		2,967
					8.50%, 04/15/2020	2,775		2,747
Semiconductors - 0.71%					8.75%, 04/15/2022	270		267
Advanced Micro Devices Inc					9.00%, 08/15/2031	6,850		6,097
7.75%, 08/01/2020	2,025		2,187		GCI Inc
8.13%, 12/15/2017	400		432		8.63%, 11/15/2019	2,225		2,397
Amkor Technology Inc					Goodman Networks Inc
6.63%, 06/01/2021	665		675		12.13%, 07/01/2018(d)	750		743
7.38%, 05/01/2018	1,165		1,251		Integra Telecom Holdings Inc
Freescale Semiconductor Inc					10.75%, 04/15/2016(d)	6,425		5,413
8.05%, 02/01/2020	1,300		1,277		Intelsat Jackson Holdings SA
9.25%, 04/15/2018(d)	4,835		5,283
					7.25%, 04/01/2019(d)	800		836
MEMC Electronic Materials Inc					7.25%, 10/15/2020	1,200		1,252
7.75%, 04/01/2019	1,198		970		7.50%, 04/01/2021(d)	400		420
			$12,075		8.50%, 11/01/2019	1,435		1,553
Shipbuilding - 0.06%					9.50%, 06/15/2016	450		473
Huntington Ingalls Industries Inc					Intelsat Luxembourg SA
6.88%, 03/15/2018(d)	965		999		11.50%, 02/04/2017(d),(f)	1,925		1,935
					11.50%, 02/04/2017	13,105		13,171
					iPCS Inc
Software - 0.88%					2.55%, 05/01/2013(g)	550		522
Fidelity National Information Services Inc					Level 3 Communications Inc
7.63%, 07/15/2017	1,910		2,091		11.88%, 02/01/2019	500		545
7.63%, 07/15/2017(d)	465		507
					Level 3 Financing Inc
7.88%, 07/15/2020	1,860		2,093		8.13%, 07/01/2019(d)	7,505		7,561
First Data Corp					8.63%, 07/15/2020(d)	3,155		3,233
8.25%, 01/15/2021(d)	376		348
					8.75%, 02/15/2017	1,005		1,045
9.88%, 09/24/2015	85		83		9.25%, 11/01/2014	451		462
12.63%, 01/15/2021	2,598		2,513		9.38%, 04/01/2019	1,100		1,160
11.25%, 03/31/2016	4,670		4,051		10.00%, 02/01/2018	620		662
Sophia LP / Sophia Finance Inc					MetroPCS Wireless Inc
9.75%, 01/15/2019(d)	3,090		3,214
					6.63%, 11/15/2020	1,000		993
			$14,900		7.88%, 09/01/2018	2,155		2,274
Storage & Warehousing - 0.03%					Nextel Communications Inc
Mobile Mini Inc					7.38%, 08/01/2015	4,250		4,112
7.88%, 12/01/2020	425		438		NII Capital Corp
					8.88%, 12/15/2019	2,195		2,365
					10.00%, 08/15/2016	725		825
Telecommunications - 10.73%					PAETEC Holding Corp
Avaya Inc					8.88%, 06/30/2017	3,455		3,771
7.00%, 04/01/2019(d)	1,080		1,053		9.88%, 12/01/2018	930		1,039
9.75%, 11/01/2015	3,075		2,944		Qwest Communications International Inc
Brightstar Corp					7.13%, 04/01/2018	6,720		7,190
9.50%, 12/01/2016(d)	2,055		2,117		8.00%, 10/01/2015	460		493
CC Holdings GS V LLC/Crown Castle GS III					Qwest Corp
Corp					6.75%, 12/01/2021	3,810		4,227
7.75%, 05/01/2017(d)	650		706		6.88%, 09/15/2033	3,220		3,207
CenturyLink Inc					7.50%, 10/01/2014	295		327
6.45%, 06/15/2021	985		1,038		SBA Telecommunications Inc
Cincinnati Bell Inc					8.25%, 08/15/2019	350		381
8.25%, 10/15/2017	1,000		1,029
8.38%, 10/15/2020	461		473
See accompanying notes					90

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)					Transportation (continued)
Sprint Capital Corp					RailAmerica Inc
6.88%, 11/15/2028	$6,475		$4,800		9.25%, 07/01/2017	$2,058		$2,290
8.75%, 03/15/2032	1,785		1,499		Ultrapetrol Bahamas Ltd
Sprint Nextel Corp					9.00%, 11/24/2014	1,073		976
6.00%, 12/01/2016	16,955		14,963					$11,133
8.38%, 08/15/2017	1,035		963
9.00%, 11/15/2018(d)	3,597		3,876		Trucking & Leasing - 0.12%
11.50%, 11/15/2021(d)	374		387		AWAS Aviation Capital Ltd
					7.00%, 10/15/2016(d)	1,966		2,025
Syniverse Holdings Inc
9.13%, 01/15/2019	2,450		2,640
Telesat Canada / Telesat LLC					TOTAL BONDS			$1,500,495
11.00%, 11/01/2015	1,465		1,568			Principal
UPCB Finance III Ltd					CONVERTIBLE BONDS - 0.01%	Amount (000's)	Value	(000	's)
6.63%, 07/01/2020(d)	1,900		1,938
					Building Materials - 0.01%
UPCB Finance V Ltd					US Concrete Inc
7.25%, 11/15/2021(d)	600		627		9.50%, 08/31/2015(d)	100		100
Vimpel Communications Via VIP Finance
Ireland Ltd OJSC					TOTAL CONVERTIBLE BONDS			$100
7.75%, 02/02/2021(d)	1,650		1,592
					SENIOR FLOATING RATE INTERESTS -	Principal
VimpelCom Holdings BV					6.42%	Amount (000's)	Value	(000	's)
4.58%, 06/29/2014(d),(g)	500		484
6.25%, 03/01/2017(d)	200		194		Advertising - 0.22%
7.50%, 03/01/2022(d)	750		705		RH Donnelley Inc, Term Loan
Virgin Media Finance PLC					9.00%, 10/24/2014(g)	$922		$342
8.38%, 10/15/2019	715		801		9.00%, 10/24/2014(g)	952		353
9.50%, 08/15/2016	6,125		6,921		9.00%, 10/24/2014(g)	195		72
West Corp					Vertis Inc, Term Loan
7.88%, 01/15/2019	1,080		1,131		11.75%, 12/31/2015(g)	19		10
8.63%, 10/01/2018	1,040		1,092		11.75%, 12/31/2015(g)	1,341		706
Wind Acquisition Finance SA					Visant Corp, Term Loan
7.25%, 02/15/2018(d)	5,800		5,626		5.25%, 12/22/2016(g)	2,449		2,327
11.75%, 07/15/2017(d)	600		594					$3,810
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017(d),(f)	992		774		Aerospace & Defense - 0.05%
					Ducommun Inc, Term Loan B
Windstream Corp					5.50%, 06/30/2017(g)	846		842
7.50%, 06/01/2022(d)	3,325		3,491
7.75%, 10/15/2020	1,500		1,620
7.75%, 10/01/2021	8,655		9,347		Agriculture - 0.03%
7.88%, 11/01/2017	2,920		3,226		American Rock Salt, 1st Lien Term Loan
8.13%, 08/01/2013	1,170		1,252		5.50%, 04/25/2017(g)	597		589
8.13%, 09/01/2018	375		409

			$182,126		Airlines - 0.17%
Transportation - 0.66%					Delta Air Lines Inc, Term Loan
ACL I Corp					4.25%, 03/05/2016(g)	2,978		2,814
10.63%, 02/15/2016(d),(f)	665		605
CEVA Group PLC					Automobile Manufacturers - 0.20%
8.38%, 12/01/2017(d)	400		388
					Chrysler Group LLC, Term Loan B
CMA CGM SA					6.00%, 05/30/2017(g)	3,485		3,409
8.50%, 04/15/2017(d)	1,710		769
Commercial Barge Line Co
12.50%, 07/15/2017	694		758		Automobile Parts & Equipment - 0.09%
General Maritime Corp					Remy International Inc, Term Loan B
0.00%, 11/15/2017(a)	1,505		34		6.25%, 12/17/2016(g)	1,485		1,470
Kansas City Southern de Mexico SA de CV
6.13%, 06/15/2021	487		524		Chemicals - 0.27%
6.63%, 12/15/2020	619		675		AZ Chemical US Inc, Term Loan B
Navios Maritime Acquisition Corp / Navios					7.25%, 12/06/2017(g)	675		677
Acquisition Finance US Inc					Momentive Performance Materials Inc, Term
8.63%, 11/01/2017	325		244		Loan
Navios Maritime Holdings Inc / Navios					3.81%, 05/05/2015(g)	721		704
Maritime Finance US Inc					Norit NV, Term Loan
8.88%, 11/01/2017	1,792		1,774		6.75%, 07/08/2017(g)	274		275
Navios South American Logistics Inc / Navios					OM Group Inc, Term Loan
Logistics Finance US Inc					5.75%, 08/02/2017(g)	326		326
9.25%, 04/15/2019(d)	350		287
					5.75%, 08/02/2017(g)	243		243
PHI Inc					PolyOne Corp, Term Loan B
8.63%, 10/15/2018	1,000		1,010		5.00%, 12/20/2017(g)	590		591
Quality Distribution LLC/QD Capital Corp					5.00%, 12/20/2017(g)	10		10
9.88%, 11/01/2018	750		799

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Chemicals (continued)				Electronics (continued)
Styron Inc, 1st Lien Term Loan				NPX PV, Term Loan
6.00%, 08/02/2017(g)	$1,342	$1,222		5.50%, 03/04/2017(g)	$498	$493
6.00%, 08/02/2017(g)	545	496		5.50%, 03/04/2017(g)	1	1
		$4,544				$832

Commercial Services - 0.36%				Entertainment - 0.15%
Baker Corp Intl, Term Loan				CCM Merger Inc, Term Loan
5.00%, 05/27/2018(g)	299	298		7.00%, 02/01/2017(g)	1,680	1,667
Cenveo, Term Loan				Six Flags Theme Parks, Term Loan
6.25%, 12/21/2016(g)	773	764		4.25%, 12/20/2018(g)	400	399
Emergency Medical Services Corp, Asset-				4.25%, 12/20/2018(g)	298	297
Based Term Loan B				4.25%, 12/20/2018(g)	102	102
0.00%, 05/25/2018(g),(h)	705	703				$2,465
Pharmaceutical Product Development Inc,
Term Loan			Food	- 0.08%
6.25%, 10/10/2018(g)	2,950	2,968		Dole Food Co Inc, Term Loan
				5.00%, 07/08/2018(g)	54	54
SCH Group, 1st Lien Term Loan				5.00%, 07/08/2018(g)	54	54
6.63%, 04/28/2018(g)	995	886
				5.00%, 07/08/2018(g)	81	81
SCH Group, 2nd Lien Term Loan				5.00%, 07/08/2018(g)	54	54
10.50%, 04/28/2019(g)	500	413
				5.00%, 07/08/2018(g)	54	54
		$6,032		5.00%, 07/08/2018(g)	54	54
Computers - 0.04%				5.00%, 07/08/2018(g)	54	54
CDW Corp, Term Loan E				5.00%, 07/08/2018(g)	70	70
4.00%, 07/15/2017(g)	691	673		5.00%, 07/08/2018(g)	81	81
				5.00%, 07/08/2018(g)	81	81
				5.00%, 07/08/2018(g)	54	54
Consumer Products - 0.10%				5.00%, 07/08/2018(g)	81	81
Reynolds Group Holdings, Term Loan C				5.00%, 07/08/2018(g)	81	81
6.50%, 07/07/2018(g)	11	11
				5.00%, 07/08/2018(g)	81	80
Reynolds Group Holdings, Term Loan E				6.00%, 07/08/2018(g)	18	18
6.50%, 02/09/2018(g)	175	176
				6.00%, 07/08/2018(g)	14	14
6.50%, 02/09/2018(g)	300	301
6.50%, 02/09/2018(g)	338	339		High Liner Foods Inc, Term Loan
				7.00%, 12/31/2017(g)	485	480
6.50%, 02/09/2018(g)	779	781
6.50%, 02/09/2018(g)	2	2				$1,445
6.50%, 02/09/2018(g)	4	4		Forest Products & Paper - 0.08%
6.50%, 02/09/2018(g)	5	5		Xerium Technologies Inc, Term Loan
		$1,619		5.50%, 05/24/2017(g)	1,313	1,293

Diversified Financial Services - 0.11%
International Lease Finance Corp, Term Loan				Healthcare - Services - 0.11%
6.75%, 03/17/2015(g)	250	250		Health Management Associates Inc, Term
Ocwen Financial Corp, Initial Term Loan				Loan B
7.00%, 09/01/2016(g)	1,663	1,644		4.50%, 11/22/2018(g)	875	866
		$1,894		Vanguard Health Systems, Term Loan
				5.00%, 01/29/2016(g)	998	994
Electric - 0.43%						$1,860
Dynegy Power LLC, Term Loan
9.25%, 08/05/2016(g)	549	560		Holding Companies - Diversified - 0.07%
9.25%, 08/05/2016(g)	948	966		TL Acquisitions Inc, Term Loan
NRG Energy Inc, Term Loan				2.52%, 07/03/2014(g)	1,388	1,227
6.50%, 08/04/2016(g)	272	262
Sensus Metering Systems, 2nd Lien Term
Loan				Insurance - 0.01%
8.50%, 05/11/2018(g)	150	147		USI Holdings Corp, Term Loan
				7.00%, 05/04/2014(g)	156	156
Texas Competitive Electric Holdings Co LLC,
Term Loan
4.80%, 10/10/2017(g)	4,239	2,612		Lodging - 0.73%
Texas Competitive Electric Holdings Co LLC,				Caesars Entertainment Operating Co Inc, Term
Term Loan NON-EXT				Loan B2
3.80%, 10/10/2014(g)	2,499	1,691		3.28%, 01/28/2015(g)	3,414	3,087
3.80%, 10/10/2014(g)	890	602		3.28%, 01/28/2015(g)	1,834	1,659
TPF Generation Holdings LLC, 2nd Lien Term				Caesars Entertainment Operating Co Inc, Term
Loan				Loan EXT
4.83%, 12/15/2014(g)	500	470		4.53%, 01/28/2018(g)	5,145	4,377
		$7,310		MGM Resorts International, Ext Term Loan
				E
Electronics - 0.05%				7.00%, 02/21/2014(g)	1,800	1,799
Electrical Components Intl, Term Loan
1.40%, 01/25/2017(g)	23	21
6.75%, 01/25/2017(g)	353	317

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Lodging (continued)			Pharmaceuticals (continued)
MGM Resorts International, Term Loan C			Capsugel Holdings US Inc, Term Loan
7.00%, 02/21/2014(g)	$1,560	$1,559	(continued)
		$12,481	5.25%, 08/01/2018(g)	$1,318	$1,325

Machinery - Construction & Mining - 0.04%					$2,091
Terex Corp, Term Loan			Real Estate - 0.05%
5.50%, 04/30/2017(g)	698	701	Realogy Corp, Term Loan
			3.30%, 10/10/2013(g)	4	4
			3.44%, 10/10/2013(g)	403	399
Machinery - Diversified - 0.02%			3.44%, 10/10/2013(g)	41	41
Edwards Cayman Islands II Ltd, Term Loan			4.54%, 10/10/2016(g)	36	34
5.50%, 05/31/2016(g)	424	407
			4.69%, 10/10/2016(g)	457	427
					$905
Media - 0.76%
Barrington Broadcasting LLC, Term Loan			REITS - 0.13%
7.50%, 12/19/2017(g)	632	628	iStar Financial Inc, Term Loan A1
			5.00%, 06/28/2013(g)	945	941
Bresnan Communications, Term Loan			5.00%, 06/28/2013(g)	593	591
4.50%, 12/06/2016(g)	191	190
Clear Channel Communications Inc, Term			Tishman Speyer Office, Term Loan
			8.00%, 05/04/2012(g)	600	600
Loan B
3.92%, 01/29/2016(g)	3,440	2,754			$2,132
Cumulus Media Holdings Inc, Term Loan B			Retail - 0.91%
0.00%, 09/16/2018(g),(h)	1,430	1,430	99 Cents Only Stores, 1st Lien Term Loan
Entercom Radio, Term Loan			6.00%, 12/14/2018(g)	425	425
6.25%, 11/23/2018(g)	485	485	Academy Ltd / Academy Finance Corp, 1st
7.25%, 11/23/2018(g)	11	11	Lien Term Loan
Hubbard Radio LLC, 1st Lien Term Loan			6.00%, 08/03/2018(g)	551	551
5.25%, 04/11/2017(g)	522	522	6.00%, 08/03/2018(g)	15	15
Kabel Deutschland Vertrieb und Service			6.00%, 08/03/2018(g)	15	15
GmbH, Term Loan F			6.00%, 08/03/2018(g)	15	15
0.00%, 01/30/2019(g),(h)	288	287	6.00%, 08/03/2018(g)	15	15
Newport Television LLC, Term Loan			6.00%, 08/03/2018(g)	15	15
9.00%, 09/14/2016(g)	2,267	2,250	Burger King Corp, Term Loan
9.00%, 09/14/2016(g)	606	601	4.50%, 10/19/2016(g)	1,447	1,440
Nielsen Finance LLC, Term Loan			Claire's Stores Inc, Term Loan
4.05%, 05/01/2016(g)	499	499	3.02%, 05/27/2014(g)	5,566	5,096
Radio One Inc, 1st Lien Term Loan B			3.30%, 05/27/2014(g)	1,166	1,068
7.50%, 03/25/2016(g)	1,291	1,249	Gymboree, 1st Lien Term Loan
Univision Communications Inc, Term Loan B-			5.00%, 02/11/2018(g)	3,280	2,946
NONEXT			J Crew, 1st Lien Term Loan
2.27%, 09/20/2014(g)	1,952	1,926	4.75%, 03/07/2018(g)	1,417	1,365
		$12,832	4.75%, 03/07/2018(g)	474	457
Miscellaneous Manufacturing - 0.23%			Michaels Stores Inc, Term Loan
			2.87%, 10/31/2013(g)	96	96
Clarke American Corp, Term Loan
2.77%, 06/30/2014(g)	442	387	OSI Restaurant Partners LLC, REV Loan
			0.36%, 06/14/2013(g)	63	61
2.77%, 06/30/2014(g)	425	372
			2.56%, 06/14/2013(g)	31	30
2.77%, 06/30/2014(g)	350	307
2.77%, 06/30/2014(g)	257	225	OSI Restaurant Partners LLC, Term Loan
			2.56%, 06/14/2014(g)	889	869
2.77%, 06/30/2014(g)	310	271
			2.63%, 06/14/2014(g)	58	56
3.08%, 06/30/2014(g)	303	266
Eastman Kodak, DIP 1st Lien Term Loan			Rite Aid Corp, Term Loan 2
			2.02%, 06/04/2014(g)	144	140
0.00%, 07/26/2013(g),(h)	410	413
			2.04%, 06/04/2014(g)	171	165
Jacuzzi Brands Inc, 1st Lien Term Loan			2.05%, 06/04/2014(g)	169	164
0.48%, 02/07/2014(g)	24	13
2.65%, 02/07/2014(g)	266	145	Rite Aid Corp, Term Loan 5
			4.50%, 02/28/2018(g)	400	392
Tomkins, Term Loan B
4.25%, 09/29/2016(g)	1,490	1,488			$15,396
		$3,887	Semiconductors - 0.07%
Oil & Gas - 0.06%			Freescale Semiconductor Inc, Term Loan
			4.55%, 12/01/2016(g)	1,159	1,131
MEG Energy Corp, Term Loan B
4.00%, 03/18/2018(g)	1,097	1,095
			Software - 0.38%
Pharmaceuticals - 0.12%			Datatel Inc, Term Loan B
			0.00%, 06/05/2018(g),(h)	1,820	1,834
Axcan Pharma, Term Loan B
5.50%, 02/10/2017(g)	703	688	Emdeon Inc, Term Loan
			6.75%, 11/01/2018(g)	5	4
5.50%, 02/10/2017(g)	76	74
			6.75%, 11/01/2018(g)	7	7
Capsugel Holdings US Inc, Term Loan			6.75%, 11/01/2018(g)	47	47
5.25%, 08/01/2018(g)	3	4
			6.75%, 11/01/2018(g)	113	114

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2012 (unaudited)

						(d)	Security exempt from registration under Rule 144A of the Securities Act of
						1933. These securities may be resold in transactions exempt from
	SENIOR FLOATING RATE INTERESTS	Principal				registration, normally to qualified institutional buyers. Unless otherwise
	(continued)	Amount (000's)	Value	(000	's)	indicated, these securities are not considered illiquid. At the end of the
	Software (continued)					period, the value of these securities totaled $428,670 or 25.25% of net
	Emdeon Inc, Term Loan (continued)					assets.
	6.75%, 11/01/2018(g)	$29		$30		(e) Security purchased on a when-issued basis.
	First Data Corp, Term Loan B1					(f)	Payment in kind; the issuer has the option of paying additional securities
	0.00%, 12/24/2014(g),(h)	2,505		2,375		in lieu of cash.
	3.03%, 12/24/2014(g)	668		633		(g) Variable Rate. Rate shown is in effect at January 31, 2012.
	First Data Corp, Term Loan B3					(h)	This Senior Floating Rate Note will settle after January 31, 2012, at which
	3.03%, 09/24/2014(g)	1,532		1,453		time the interest rate will be determined.
				$6,497

	Telecommunications - 0.28%
	Level 3 Financing Inc, Term Loan A					Unrealized Appreciation (Depreciation)
	2.54%, 10/31/2018(g)	500		486		The net federal income tax unrealized appreciation (depreciation) and federal tax
	2.83%, 10/31/2018(g)	1,250		1,215		cost of investments held as of the period end were as follows:
	5.75%, 10/31/2018(g)	1,500		1,457
	Level 3 Financing Inc, Term Loan B2					Unrealized Appreciation	$68,872
	5.75%, 09/01/2018(g)	730		729		Unrealized Depreciation	(50,168)
	Level 3 Financing Inc, Term Loan B3					Net Unrealized Appreciation (Depreciation)	$18,704
	0.00%, 09/01/2018(g),(h)	360		359		Cost for federal income tax purposes	$1,655,270
	5.75%, 09/01/2018(g)	435		434
	UPC Financing Partnership, Term Loan AB					All dollar amounts are shown in thousands (000's)
	4.75%, 12/31/2017(g)	150		149
				$4,829		Portfolio Summary (unaudited)
						Sector	Percent
	Transportation - 0.02%					Communications	19 .53%
	Swift Transportation Co, Term Loan					Financial	17 .79%
	6.00%, 12/21/2016(g)	208		209
	6.00%, 12/21/2016(g)	12		12		Consumer, Cyclical	15 .89%
	6.00%, 12/21/2016(g)	36		36		Energy	12 .57%
	6.00%, 12/21/2016(g)	163		164		Consumer, Non-cyclical	12 .50%
						Industrial	7.67%
						Utilities	4.81%
	TOTAL SENIOR FLOATING RATE INTERESTS			$109,089		Basic Materials	4.52%
		Maturity				Technology	2.93%
	REPURCHASE AGREEMENTS - 2.78%	Amount (000's)	Value	(000	's)	Mortgage Securities	0.25%
Banks	- 2.78%					Diversified	0.14%
	Investment in Joint Trading Account; Credit	$7,908		$7,907		Other Assets in Excess of Liabilities, Net	1.40%
	Suisse Repurchase Agreement; 0.18%					TOTAL NET ASSETS	100.00%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $8,065,666; 4.38% - 8.00%;
	dated 11/15/21 - 11/15/39)
	Investment in Joint Trading Account; Deutsche	19,087		19,087
	Bank Repurchase Agreement; 0.22% dated
	01/31/12 maturing 02/01/12 (collateralized
	by US Government Securities;
	$19,468,850 ; 0.00% - 5.25%; dated
	02/01/12 - 12/09/31)
	Investment in Joint Trading Account; JP	4,545		4,545
	Morgan Repurchase Agreement; 0.15%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $4,635,441; 0.00% - 7.00%;
	dated 09/20/12 - 04/15/30)
	Investment in Joint Trading Account; Merrill	15,687		15,687
	Lynch Repurchase Agreement; 0.16%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $16,001,007; 0.00% - 1.00%;
	dated 07/05/12 - 05/04/37)
				$47,226
	TOTAL REPURCHASE AGREEMENTS			$47,226
	Total Investments			$1,673,974
	Other Assets in Excess of Liabilities, Net - 1.40%			$23,732
	TOTAL NET ASSETS - 100.00%			$1,697,706

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,447 or 0.26% of net assets.
(c)	Security is Illiquid

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2012 (unaudited)

	COMMON STOCKS - 0.06%	Shares Held		Value	(000	's)		Principal

	Diversified Financial Services - 0.00%						BONDS (continued)	Amount (000's)	Value	(000	's)
	Adelphia Recovery Trust (a),(b),(c)		658,740		$—		Biotechnology - 1.46%
							Amgen Inc
	Pipelines - 0.06%						3.88%, 11/15/2021	$13,000		$13,538
	Energy Maintenance Services LLC (a),(b),(c)	13,299,000			997		Gilead Sciences Inc
							4.40%, 12/01/2021	11,000		11,908

	TOTAL COMMON STOCKS				$997					$25,446
		Principal					Chemicals - 0.68%
BONDS	- 69.06%	Amount (000's)		Value	(000	's)	Airgas Inc
							4.50%, 09/15/2014	5,000		5,291
	Aerospace & Defense - 0.95%						7.13%, 10/01/2018	6,000		6,548
	Lockheed Martin Corp									$11,839
	3.35%, 09/15/2021		$2,000		$2,032
	5.50%, 11/15/2039		8,000		8,907		Commercial Services - 1.54%
	5.72%, 06/01/2040		3,795		4,358		Ceridian Corp
	Lockheed Martin Tactical Systems Inc						11.25%, 11/15/2015(e)	17,000		15,258
	7.63%, 06/15/2025		1,000		1,310		ERAC USA Finance LLC
					$16,607		4.50%, 08/16/2021(d)	2,000		2,062
							6.38%, 10/15/2017(d)	4,000		4,643
	Automobile Manufacturers - 0.42%						7.00%, 10/15/2037(d)	4,000		4,782
	New Flyer Industries Canada ULC
	14.00%, 08/19/2020(b),(c),(d)	CAD	7,000		7,260					$26,745
							Diversified Financial Services - 4.66%
							American Honda Finance Corp
	Automobile Parts & Equipment - 0.40%						3.80%, 09/20/2021(d)	10,000		10,240
	Accuride Corp

	9.50%, 08/01/2018		$6,750		6,953		DVI 0.00%, Inc 02/01/2004(a),(b)	8,125		1,456
							0.00%, 02/01/2004(a),(b)	400		71
Banks	- 9.91%						FUEL Trust
	Bank of America Corp						3.98%, 06/15/2016(d)	15,000		15,275
	5.42%, 03/15/2017		5,000		4,903		General Electric Capital Corp
	6.80%, 03/15/2028		670		641		4.65%, 10/17/2021	9,000		9,508
	8.00%, 12/29/2049(e)		4,000		3,952		5.30%, 02/11/2021	2,000		2,176
	8.13%, 12/29/2049(e)		10,000		9,938		International Lease Finance Corp
	Citigroup Inc						8.63%, 01/15/2022	3,000		3,242
	3.95%, 06/15/2016		3,000		3,084		8.75%, 03/15/2017(e)	13,000		14,235
	5.85%, 08/02/2016		12,000		12,972		Jefferies Group Inc
	FleetBoston Financial Corp						5.13%, 04/13/2018	5,000		4,500
	6.88%, 01/15/2028		995		968		6.25%, 01/15/2036	9,000		7,740
	Goldman Sachs Group Inc/The						8.50%, 07/15/2019	4,000		4,190
	3.63%, 02/07/2016		5,000		4,980		Merrill Lynch & Co Inc
	5.25%, 07/27/2021		10,000		9,990		5.00%, 01/15/2015	3,000		3,083
	5.35%, 01/15/2016		2,000		2,119		6.50%, 07/15/2018	2,000		2,128
	ING Bank NV						6.75%, 06/01/2028	2,000		1,940
	4.00%, 03/15/2016(d)		7,000		7,036		QHP Royalty Sub LLC
	5.00%, 06/09/2021(d)		9,000		9,199		10.25%, 03/15/2015(b),(d)	1,245		1,256
	JP Morgan Chase & Co									$81,040
	5.13%, 09/15/2014		12,000		12,803
	7.90%, 04/29/2049(e)		5,000		5,416		Electric - 7.60%
	Lloyds TSB Bank PLC						Arizona Public Service Co
	6.38%, 01/21/2021		14,000		14,976		6.50%, 03/01/2012	5,000		5,023
	Morgan Stanley						Dominion Resources Inc/VA
	3.80%, 04/29/2016		4,000		3,887		5.00%, 03/15/2013	10,000		10,464
	4.75%, 04/01/2014		5,000		5,080		Edison Mission Energy
	6.25%, 08/09/2026		7,000		7,199		7.20%, 05/15/2019	13,000		7,345
	PNC Financial Services Group Inc						Exelon Generation Co LLC
	6.75%, 08/01/2049(e)		15,000		15,520		6.20%, 10/01/2017	9,000		10,509
	US Bancorp						6.25%, 10/01/2039	3,000		3,710
	4.13%, 05/24/2021		3,000		3,341		GenOn Americas Generation LLC
	US Bank NA/Cincinnati OH						8.50%, 10/01/2021	8,500		7,820
	4.95%, 10/30/2014		6,000		6,591		GenOn Energy Inc
	Wells Fargo & Co						9.88%, 10/15/2020	6,500		6,045
	4.63%, 04/15/2014		11,000		11,589		LG&E and KU Energy LLC
	7.98%, 03/29/2049(e)		15,000		16,238		3.75%, 11/15/2020	5,000		5,036
							4.38%, 10/01/2021(d)	1,000		1,025
					$172,422
							Metropolitan Edison Co
	Beverages - 0.75%						4.95%, 03/15/2013	7,000		7,249
	Anheuser-Busch InBev Worldwide Inc						Nisource Finance Corp
	7.75%, 01/15/2019		10,000		13,140		5.25%, 09/15/2017	2,000		2,233
							5.40%, 07/15/2014	5,000		5,471
							6.15%, 03/01/2013	5,000		5,268

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2012 (unaudited)

		Principal							Principal
	BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

	Electric (continued)							Insurance (continued)
	Ohio Edison Co							Prudential Financial Inc
	5.45%, 05/01/2015		$5,000		$5,503			4.50%, 11/16/2021	$2,000		$2,109
	Oncor Electric Delivery Co LLC							5.38%, 06/21/2020	2,000		2,200
	7.00%, 09/01/2022		12,000		15,435			7.38%, 06/15/2019	4,000		4,867
	PacifiCorp							8.88%, 06/15/2038(e)	6,000		7,170
	4.95%, 08/15/2014		5,000		5,494						$48,054
	5.25%, 06/15/2035		5,000		5,851
	6.25%, 10/15/2037		2,000		2,648			Iron & Steel - 1.91%
	PPL Energy Supply LLC							Allegheny Technologies Inc
	4.60%, 12/15/2021		6,000		6,264			5.95%, 01/15/2021	16,000		17,577
	6.50%, 05/01/2018		3,000		3,462			ArcelorMittal
	Southwestern Electric Power Co							5.50%, 03/01/2021	16,000		15,638
	5.38%, 04/15/2015		6,500		7,130						$33,215
	Tucson Electric Power Co							Leisure Products & Services - 1.09%
	5.15%, 11/15/2021		3,000		3,263			Royal Caribbean Cruises Ltd
					$132,248			6.88%, 12/01/2013	6,000		6,360
	Entertainment - 1.55%							7.25%, 03/15/2018	5,000		5,400
	CCM Merger Inc							Seven Seas Cruises S de RL LLC
								9.13%, 05/15/2019(d)	7,000		7,157
	8.00%, 08/01/2013(d)		11,000		10,670
	Gateway Casinos & Entertainment Ltd										$18,917
	8.88%, 11/15/2017(d)	CAD	2,500		2,543			Lodging - 1.72%
	Peninsula Gaming LLC / Peninsula Gaming							Boyd Gaming Corp
	Corp							9.13%, 12/01/2018	17,000		17,043
	10.75%, 08/15/2017		$12,750		13,738			MGM Resorts International
					$26,951			13.00%, 11/15/2013	10,000		11,687
	Environmental Control - 0.90%							11.13%, 11/15/2017	1,000		1,137
	Republic Services Inc										$29,867
	3.80%, 05/15/2018		2,000		2,137		Media	- 2.70%
	5.00%, 03/01/2020		12,000		13,568			Comcast Corp
					$15,705			5.15%, 03/01/2020	2,000		2,321
Food	- 0.37%							6.45%, 03/15/2037	7,000		8,581
	Corn Products International Inc							6.95%, 08/15/2037	3,000		3,890
	4.63%, 11/01/2020		6,000		6,395			Historic TW Inc
								9.15%, 02/01/2023	5,260		7,250
								News America Inc
	Forest Products & Paper - 0.70%							6.40%, 12/15/2035	8,000		9,148
	Plum Creek Timberlands LP							Time Warner Cable Inc
	4.70%, 03/15/2021		12,000		12,129			4.00%, 09/01/2021	2,000		2,092
								4.13%, 02/15/2021	2,000		2,106
Gas	- 0.54%							5.00%, 02/01/2020	2,000		2,235
	Sempra Energy							6.55%, 05/01/2037	6,000		6,890
	6.00%, 02/01/2013		9,000		9,397			7.30%, 07/01/2038	2,000		2,521
											$47,034

	Healthcare - Services - 2.22%							Mining - 1.00%
	Alliance HealthCare Services Inc							Xstrata Canada Corp
	8.00%, 12/01/2016		17,000		12,112			6.00%, 10/15/2015	12,000		13,230
	HCA Inc							Xstrata Finance Canada Ltd
								4.95%, 11/15/2021(d)	4,000		4,270
	7.50%, 02/15/2022		3,000		3,210
	7.50%, 11/06/2033		1,700		1,530						$17,500
	HealthSouth Corp							Oil & Gas - 4.52%
	7.25%, 10/01/2018		2,000		2,065			BG Energy Capital PLC
	7.75%, 09/15/2022		6,000		6,255			2.88%, 10/15/2016(d)	2,000		2,084
	Multiplan Inc							4.00%, 10/15/2021(d)	2,500		2,680
	9.88%, 09/01/2018(d)		6,000		6,540
								Bill Barrett Corp
	Tenet Healthcare Corp							7.63%, 10/01/2019	5,500		5,596
	10.00%, 05/01/2018		6,000		6,915			BP Capital Markets PLC
					$38,627			4.75%, 03/10/2019	14,000		15,868
	Insurance - 2.76%							Nabors Industries Inc
	Aspen Insurance Holdings Ltd							5.00%, 09/15/2020	14,000		14,726
	6.00%, 08/15/2014		2,500		2,668			Petro-Canada
	6.00%, 12/15/2020		4,500		4,671			4.00%, 07/15/2013	3,000		3,118
	Berkshire Hathaway Inc							9.25%, 10/15/2021	8,500		12,080
	3.75%, 08/15/2021		5,000		5,294			Rowan Cos Inc
	Farmers Insurance Exchange							5.00%, 09/01/2017	14,000		14,865
	6.00%, 08/01/2014(d)		6,000		6,304			XTO Energy Inc
	Fidelity National Financial Inc							6.75%, 08/01/2037	5,000		7,658
	6.60%, 05/15/2017		12,000		12,771						$78,675
	See accompanying notes							96

Schedule of Investments
Income Fund
January 31, 2012 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Oil & Gas Services - 1.23%					REITS (continued)
	Schlumberger Investment SA					Simon Property Group LP
	3.30%, 09/14/2021(d)	$6,000		$6,249		4.38%, 03/01/2021	$3,000		$3,260
	Weatherford International Ltd/Bermuda					10.35%, 04/01/2019	9,000		12,690
	5.13%, 09/15/2020	14,000		15,113					$142,438

				$21,362		Retail - 1.78%
	Packaging & Containers - 0.67%					Asbury Automotive Group Inc
	Sealed Air Corp					8.38%, 11/15/2020	2,500		2,660
	5.63%, 07/15/2013(d)	4,000		4,151		Neiman Marcus Group Inc/The
	7.88%, 06/15/2017	7,000		7,451		10.38%, 10/15/2015	13,000		13,504
				$11,602		Sonic Automotive Inc
						9.00%, 03/15/2018	13,750		14,781
	Pharmaceuticals - 0.50%								$30,945
	Elan Finance PLC / Elan Finance Corp
	8.75%, 10/15/2016	3,000		3,281		Savings & Loans - 0.75%
	8.75%, 10/15/2016	5,000		5,469		First Niagara Financial Group Inc
				$8,750		6.75%, 03/19/2020	3,500		3,728
						7.25%, 12/15/2021	9,000		9,377
	Pipelines - 2.60%								$13,105
	El Paso Natural Gas Co
	7.50%, 11/15/2026	10,000		11,832		Telecommunications - 1.50%
	Enterprise Products Operating LLC					Corning Inc
	6.38%, 02/01/2013	2,500		2,629		4.25%, 08/15/2020	10,000		10,698
	Express Pipeline LP					5.90%, 03/15/2014	1,367		1,477
	7.39%, 12/31/2017(d)	6,716		7,222		Qwest Corp
	Southern Natural Gas Co					6.75%, 12/01/2021	12,500		13,867
	8.00%, 03/01/2032	4,000		4,894					$26,042
	Tennessee Gas Pipeline Co
	8.38%, 06/15/2032	2,000		2,483		Transportation - 0.55%
	TransCanada PipeLines Ltd					Trailer Bridge Inc
						0.00%, 02/01/2012(a)	12,000		9,615
	6.10%, 06/01/2040	5,000		6,475
	7.25%, 08/15/2038	7,000		9,744
				$45,279		TOTAL BONDS			$1,201,594
							Principal
	Real Estate - 0.94%					CONVERTIBLE BONDS - 0.63%	Amount (000's)	Value	(000	's)
	WEA Finance LLC
	4.63%, 05/10/2021(d)	2,000		2,111		Healthcare - Products - 0.37%
	WEA Finance LLC / WT Finance Aust Pty					China Medical Technologies Inc
	Ltd					4.00%, 08/15/2013	12,000		6,420
	6.75%, 09/02/2019(d)	12,000		14,179
				$16,290		Pharmaceuticals - 0.26%
REITS	- 8.19%					Omnicare Inc
	Arden Realty LP					3.25%, 12/15/2035	4,682		4,460
	5.25%, 03/01/2015	8,000		8,496
	BioMed Realty LP					TOTAL CONVERTIBLE BONDS			$10,880
	3.85%, 04/15/2016	6,000		5,960		SENIOR FLOATING RATE INTERESTS -	Principal
	6.13%, 04/15/2020	8,000		8,823		1.33%	Amount (000's) Value (000's)
	Duke Realty LP					Entertainment - 0.30%
	8.25%, 08/15/2019	13,000		16,129		CCM Merger Inc, Term Loan
	HCP Inc					7.00%, 02/01/2017(e)	$5,280		$5,239
	3.75%, 02/01/2019	5,000		5,020
	5.38%, 02/01/2021	3,000		3,315
	6.00%, 03/01/2015	1,750		1,879		Lodging - 0.90%
	6.45%, 06/25/2012	3,000		3,049		Station GVR Acquisition LLC, Term Loan
						6.25%, 05/27/2016(e)	6,446		6,097
	7.07%, 06/08/2015	2,250		2,532		10.00%, 05/27/2017(e)	10,500		9,673
	Health Care REIT Inc
	4.95%, 01/15/2021	3,000		3,082					$15,770
	6.00%, 11/15/2013	8,000		8,396		Transportation - 0.13%
	6.13%, 04/15/2020	2,000		2,186		Trailer Bridge Inc, DIP Term Loan
	6.20%, 06/01/2016	3,000		3,283		7.00%, 11/16/2012(c),(e),(f)	2,181		2,181
	Healthcare Realty Trust Inc
	5.13%, 04/01/2014	2,000		2,077		TOTAL SENIOR FLOATING RATE INTERESTS			$23,190
	5.75%, 01/15/2021	2,000		2,070		U.S. GOVERNMENT & GOVERNMENT	Principal
	6.50%, 01/17/2017	12,500		13,738		AGENCY OBLIGATIONS - 23.40%	Amount (000's)	Value	(000	's)
	Kimco Realty Corp					Federal Home Loan Mortgage Corporation (FHLMC) -
	6.88%, 10/01/2019	12,000		13,994		8.72%
	Nationwide Health Properties Inc					3.50%, 10/01/2041(g)	$15,547		$16,138
	6.00%, 05/20/2015	12,000		13,103		4.00%, 04/01/2039(g)	13,274		14,192
	Shurgard Storage Centers LLC					4.00%, 04/01/2039(g)	9,319		9,840
	5.88%, 03/15/2013	9,000		9,356		4.50%, 08/01/2033(g)	3,739		3,989

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal Home Loan Mortgage Corporation (FHLMC)					U.S. Treasury (continued)
(continued)
4.50%, 08/01/2033(g)	$7,308		$7,797		3.75%, 08/15/2041	$6,000		$6,995
4.50%, 08/01/2033(g)	5,310		5,665					$56,767
4.50%, 05/01/2039(g)	13,017		13,863		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.50%, 06/01/2039(g)	7,518		8,117		OBLIGATIONS			$407,226
4.50%, 07/01/2039(g)	17,306		18,668			Maturity
5.00%, 08/01/2035(g)	3,795		4,101		REPURCHASE AGREEMENTS - 5.61%	Amount (000's)	Value	(000	's)
5.00%, 11/01/2035(g)	6,696		7,227		Banks - 5.61%
5.00%, 10/01/2038(g)	12,334		13,164		Investment in Joint Trading Account; Credit	$16,351		$16,351
5.50%, 11/01/2017(g)	1,418		1,539		Suisse Repurchase Agreement; 0.18%
5.50%, 01/01/2018(g)	446		484		dated 01/31/12 maturing 02/01/12
5.50%, 05/01/2031(g)	511		557		(collateralized by US Government
5.50%, 06/01/2035(g)	5,768		6,273		Securities; $16,678,287; 4.38% - 8.00%;
5.50%, 01/01/2036(g)	6,752		7,398		dated 11/15/21 - 11/15/39)
5.50%, 04/01/2036(g)	6,365		7,031		Investment in Joint Trading Account; Deutsche	39,469		39,469
6.00%, 03/01/2031(g)	123		137		Bank Repurchase Agreement; 0.22% dated
6.00%, 05/01/2032(g)	665		741		01/31/12 maturing 02/01/12 (collateralized
6.00%, 06/01/2038(g)	2,887		3,203		by US Government Securities;
6.50%, 01/01/2029(g)	175		200		$40,257,934 ; 0.00% - 5.25%; dated
6.50%, 05/01/2029(g)	308		352		02/01/12 - 12/09/31)
6.50%, 06/01/2029(g)	408		466		Investment in Joint Trading Account; JP	9,397		9,397
6.50%, 06/01/2029(g)	156		178		Morgan Repurchase Agreement; 0.15%
6.50%, 08/01/2029(g)	126		144		dated 01/31/12 maturing 02/01/12
7.00%, 01/01/2032(g)	207		240		(collateralized by US Government
			$151,704		Securities; $9,585,223; 0.00% - 7.00%;
Federal National Mortgage Association (FNMA) - 11.34%					dated 09/20/12 - 04/15/30)
3.50%, 12/01/2040(g)	13,875		14,431		Investment in Joint Trading Account; Merrill	32,438		32,438
3.50%, 01/01/2041(g)	11,525		11,987		Lynch Repurchase Agreement; 0.16%
3.50%, 01/01/2042(g)	12,981		13,517		dated 01/31/12 maturing 02/01/12
4.00%, 03/01/2039(g)	13,460		14,243		(collateralized by US Government
4.00%, 08/01/2040(g)	12,490		13,217		Securities; $33,087,085; 0.00% - 1.00%;
4.00%, 09/01/2040(g)	18,472		19,665		dated 07/05/12 - 05/04/37)
4.00%, 11/01/2040(g)	12,160		12,868					$97,655
4.50%, 06/01/2039(g)	10,462		11,194		TOTAL REPURCHASE AGREEMENTS			$97,655
4.50%, 08/01/2039(g)	6,724		7,270		Total Investments			$1,741,542
4.50%, 05/01/2040(g)	11,909		12,817		Liabilities in Excess of Other Assets, Net - (0.09)%			$(1,563)
5.00%, 01/01/2018(g)	1,180		1,276		TOTAL NET ASSETS - 100.00%			$1,739,979
5.00%, 10/01/2032(g)	1,413		1,528
5.00%, 08/01/2035(g)	13,190		14,257
5.00%, 04/01/2039(g)	7,070		7,678		(a) Non-Income Producing Security
5.00%, 12/01/2039(g)	5,845		6,316		(b) Security is Illiquid
5.00%, 04/01/2040(g)	10,365		11,314		(c)	Market value is determined in accordance with procedures established in
5.00%, 06/01/2040(g)	8,991		9,814		good faith by the Board of Directors. At the end of the period, the value of
5.50%, 03/01/2033(g)	1,292		1,410		these securities totaled $10,438 or 0.60% of net assets.
5.50%, 02/01/2035(g)	9,379		10,306		(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 04/01/2032(g)	400		445		1933. These securities may be resold in transactions exempt from
6.50%, 09/01/2028(g)	59		67		registration, normally to qualified institutional buyers. Unless otherwise
6.50%, 11/01/2028(g)	66		76		indicated, these securities are not considered illiquid. At the end of the
6.50%, 05/01/2031(g)	70		81		period, the value of these securities totaled $138,938 or 7.99% of net assets.
6.50%, 04/01/2032(g)	684		781
6.50%, 05/01/2032(g)	597		681		(e)	Variable Rate. Rate shown is in effect at January 31, 2012.
7.00%, 01/01/2030(g)	5		6		(f)	All or a portion of the loan is unfunded. See Notes to Financial Statements
7.45%, 06/01/2016(g)	16		16		for additional information.
			$197,261		(g)	This entity was put into conservatorship by the US Government in 2008.
Government National Mortgage Association (GNMA) -					See Notes to Financial Statements for additional information.
0.08%
6.00%, 05/20/2032(e)	1,138		1,287
7.00%, 06/20/2031	175		207		Unrealized Appreciation (Depreciation)
			$1,494		The net federal income tax unrealized appreciation (depreciation) and federal tax
					cost of investments held as of the period end were as follows:
U.S. Treasury - 3.26%
1.38%, 11/30/2018	5,000		5,057		Unrealized Appreciation			$115,775
1.75%, 05/31/2016	10,000		10,510		Unrealized Depreciation			(23,827)
2.00%, 11/15/2021	10,000		10,175		Net Unrealized Appreciation (Depreciation)			$91,948
2.63%, 11/15/2020	6,000		6,508		Cost for federal income tax purposes			$1,649,594
3.63%, 02/15/2020	15,000		17,522
					All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	32 .82%
Mortgage Securities	20 .14%
Energy	8.41%
Consumer, Cyclical	8.16%
Utilities	8.14%
Consumer, Non-cyclical	7.47%
Basic Materials	4.29%
Communications	4.20%
Government	3.26%
Industrial	3.20%
Liabilities in Excess of Other Assets, Net	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2012 (unaudited)

		Principal					Principal
BONDS	- 2.06%	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Banks	- 0.01%					Mortgage Backed Securities (continued)
	HSBC USA Capital Trust I					Impac CMB Trust
	7.81%, 12/15/2026(a)	$100		$100		0.53%, 05/25/2037(b),(d)		$1,037		$814
						0.90%, 04/25/2035(b),(d)		203		116
						1.04%, 08/25/2035(b),(d)		43		9
	Diversified Financial Services - 0.24%					1.26%, 10/25/2034(b),(d)		32		21
	Sirens BV					2.60%, 10/25/2034(b),(d)		65		21
	2.53%, 04/13/2012(a),(b),(c)	2,000		1,920
						Impac Secured Assets CMN Owner Trust
						0.45%, 09/25/2036(b)		1,179		673
	Home Equity Asset Backed Securities - 0.02%					Indymac Index Mortgage Loan Trust
	Asset Backed Securities Corp Home Equity					0.46%, 02/25/2037(b)		1,460		1,001
	0.38%, 07/25/2036(b)	34		33		JP Morgan Alternative Loan Trust
	First NLC Trust					0.43%, 03/25/2037(b),(d)		1,304		680
	0.58%, 09/25/2035(b)	45		45		LB-UBS Commercial Mortgage Trust
	New Century Home Equity Loan Trust					5.59%, 06/15/2031		186		187
	0.57%, 03/25/2035(b),(d)	55		50		Merrill Lynch / Countrywide Commercial
	Option One Mortgage Loan Trust					Mortgage Trust
	0.73%, 03/25/2037(b),(d)	2,000		54		0.24%, 07/12/2046(a),(b)		15,820		196
	1.28%, 02/25/2035(b),(d)	23		3		Merrill Lynch Alternative Note Asset Trust
				$185		0.49%, 04/25/2037(b),(d)		3,774		1,387
						Morgan Stanley Capital I
	Mortgage Backed Securities - 1.40%					0.88%, 12/20/2046(a),(b)		200		1
	Bear Stearns Alt-A Trust					WaMu Mortgage Pass Through Certificates
	0.45%, 04/25/2037(b)	875		334
						0.50%, 08/25/2046(b)		345		53
	Bear Stearns Commercial Mortgage					0.65%, 01/25/2045(b)		124		82
	Securities					Washington Mutual Alternative Mortgage
	7.00%, 05/20/2030	88		89		Pass-Through Certificates
	Chase Mortgage Finance Corp					0.46%, 01/25/2047(b)		436		4
	2.78%, 07/25/2037(b)	270		237
						0.56%, 06/25/2046(b)		113		4
	Citigroup/Deutsche Bank Commercial									$11,086
	Mortgage Trust
	0.55%, 12/11/2049(a),(b)	7,767		107		Other Asset Backed Securities - 0.17%
	0.67%, 10/15/2048(b)	26,798		229		Ameriquest Mortgage Securities Inc
	Countrywide Alternative Loan Trust					0.59%, 04/25/2034(b)		279		207
	0.49%, 05/25/2047(b)	3,089		995		Argent Securities Inc
	0.54%, 07/25/2046(b)	1,391		731		0.40%, 04/25/2036(b)		37		10
	0.56%, 06/25/2036(b)	396		17		Carrington Mortgage Loan Trust
	0.70%, 12/25/2035(b),(d)	331		48		0.51%, 12/25/2035(b)		16		16
	Fannie Mae					Countrywide Asset-Backed Certificates
	0.48%, 01/25/2023(b)	12		12		0.53%, 03/25/2036(b),(d)		845		516
	0.53%, 11/25/2022(b)	11		11		0.65%, 02/25/2036(b)		50		46
	0.53%, 03/25/2035(b)	66		66		0.78%, 02/25/2037(b),(d)		3,000		74
	0.58%, 02/25/2018(b)	10		10		1.40%, 12/25/2032(b),(d)		59		40
	0.58%, 03/25/2018(b)	99		100		Fannie Mae Grantor Trust
	0.58%, 02/25/2032(b)	14		14		0.43%, 04/25/2035(b)		80		79
	Fannie Mae Whole Loan					Fannie Mae Whole Loan
	0.43%, 05/25/2035(b),(d)	19		19		0.58%, 11/25/2033(b)		3		3
	0.48%, 05/25/2035(b),(d)	59		59		First-Citizens Home Equity Loan LLC
	0.73%, 02/25/2047(b)	59		59		0.50%, 09/15/2022(a),(b)		270		248
	Freddie Mac					Long Beach Mortgage Loan Trust
	0.54%, 03/15/2023(b)	44		44		0.81%, 06/25/2034(b)		190		135
	0.59%, 02/15/2018(b)	115		115						$1,374
	0.59%, 06/15/2018(b)	123		123
	0.69%, 09/15/2033(b)	168		168		Sovereign - 0.22%
	0.74%, 06/15/2023(b)	38		38		Italy Buoni Poliennali Del Tesoro
	G-Force LLC					2.10%, 09/15/2021	EUR	1,736		1,716
	0.58%, 12/25/2039(a),(b)	1,000		625
	Ginnie Mae					TOTAL BONDS				$16,381
	0.63%, 10/20/2031(b)	66		66		U.S. GOVERNMENT & GOVERNMENT	Principal
	0.78%, 03/16/2047(b)	4,266		166		AGENCY OBLIGATIONS - 97.67%	Amount (000's)		Value	(000	's)
	1.32%, 10/16/2012(b)	1,736		9
	4.51%, 10/16/2028(b)	274		279		U.S. Treasury - 4.90%
						0.88%, 12/31/2016		$21,500		$21,690
	Greenwich Capital Commercial Funding					2.00%, 11/15/2021		8,795		8,949
	Corp					3.13%, 11/15/2041		7,895		8,184
	0.50%, 03/10/2039(a),(b)	49,829		561
										$38,823
	GSC Capital Corp Mortgage Trust
	0.54%, 02/25/2036(b),(d)	195		18		U.S. Treasury Inflation-Indexed Obligations - 92.77%
	GSR Mortgage Loan Trust					0.13%, 04/15/2016		55,129		58,497
	0.54%, 08/25/2046(b),(d)	213		38		0.13%, 01/15/2022		33,350		34,725
	Homebanc Mortgage Trust					0.50%, 04/15/2015		46,478		49,336
	0.62%, 01/25/2036(b)	706		450		0.63%, 04/15/2013		541		553

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2012 (unaudited)

					Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	Government	97 .89%
					Mortgage Securities	1.41%
U.S. Treasury Inflation-Indexed Obligations (continued)					Financial	0.25%
0.63%, 07/15/2021	$29,853		$32,831		Asset Backed Securities	0.18%
1.13%, 01/15/2021	7,110		8,131		Other Assets in Excess of Liabilities, Net	0.27%
1.25%, 04/15/2014	23,036		24,417		TOTAL NET ASSETS	100.00%
1.38%, 07/15/2018	2,549		2,946
1.38%, 01/15/2020	22,675		26,381
1.63%, 01/15/2015	1,949		2,128
1.63%, 01/15/2018	8,477		9,833
1.75%, 01/15/2028	24,594		30,462
1.88%, 07/15/2013	29,833		31,397
1.88%, 07/15/2015	15,659		17,505
1.88%, 07/15/2019	14,930		17,961
2.00%, 04/15/2012	29,890		30,081
2.00%, 01/15/2014(e)	8,956		9,575
2.00%, 07/15/2014	16,138		17,578
2.00%, 01/15/2016	5,477		6,213
2.00%, 01/15/2026(e)	7,779		9,825
2.13%, 01/15/2019	10,909		13,214
2.13%, 02/15/2040	29,312		40,844
2.13%, 02/15/2041	29,172		40,910
2.38%, 01/15/2017	16,293		19,244
2.38%, 01/15/2025(e)	38,162		49,831
2.38%, 01/15/2027	13,153		17,469
2.50%, 07/15/2016	21,258		25,002
2.50%, 01/15/2029	12,618		17,313
2.63%, 07/15/2017	1,293		1,569
3.00%, 07/15/2012	2,913		2,980
3.38%, 04/15/2032	3,015		4,798
3.63%, 04/15/2028	25,191		38,460
3.88%, 04/15/2029	27,399		43,849
			$735,858
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$774,681
Total Investments			$791,062
Other Assets in Excess of Liabilities, Net - 0.27%			$2,124
TOTAL NET ASSETS - 100.00%			$793,186

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,758 or 0.47% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2012.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,920 or 0.24% of net assets.
(d)	Security is Illiquid
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,344 or 0.30% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$51,499
Unrealized Depreciation	(17,208)
Net Unrealized Appreciation (Depreciation)	$34,291
Cost for federal income tax purposes	$756,771

All dollar amounts are shown in thousands (000's)

See accompanying notes

	Schedule of Investments
Inflation Protection Fund
January 31, 2012 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver		In Exchange For	Value	Appreciation/(Depreciation)
Euro	Deutsche Bank AG	04/18/2012	950,000	$1,229	$1,243	$(14)
Total						$(14)

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Market Value	Appreciation/(Depreciation)
US 10 Year Note; March 2012	Long	404	$52,980		$53,429	$449
US 5 Year Note; March 2012	Long	340	41,983		42,176	193
US Long Bond; March 2012	Short	197	28,198		28,651	(453)
US Ultra Bond; March 2012	Short	286	45,082		45,751	(669)
Total						$(480)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive			Notional	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date		Amount	Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR	Receive	2.26%	12/05/2021	$9,100	$(313)
Barclays Bank PLC	3 Month LIBOR	Receive	2.23%	12/06/2021	500	(15)
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)	Receive	1.86%	10/25/2015	7,500	368
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)	Pay	2.48%	10/25/2020	4,000	(160)
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)	Pay	2.66%	06/23/2021	10,000	49
Total						$(71)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 91.01%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Agriculture - 2.79%			Coal (continued)
Bunge Ltd	105,409	$6,037	Exxaro Resources Ltd	233,190		$5,754
Golden Agri-Resources Ltd	17,909,000	10,465	Yanzhou Coal Mining Co Ltd	2,718,000		6,519
ITC Ltd	2,360,295	9,736				$15,973
KT&G Corp	139,654	9,771
Souza Cruz SA	524,137	6,822	Commercial Services - 0.62%
		$42,831	Cielo SA	159,869		4,763
			Multiplus SA	265,911		4,675
Airlines - 1.24%						$9,438
Air China Ltd	15,648,000	12,490
Asiana Airlines Inc (a)	995,910	6,543	Computers - 1.93%
		$19,033	Infosys Ltd ADR	77,649		4,270
			Lenovo Group Ltd	10,842,000		8,681
Automobile Manufacturers - 4.11%			Tata Consultancy Services Ltd	729,265		16,702
Great Wall Motor Co Ltd	2,328,000	3,992				$29,653
Hyundai Motor Co	116,843	22,987
Kia Motors Corp	305,249	18,342	Distribution & Wholesale - 0.31%
Tata Motors Ltd	3,594,316	17,719	LG International Corp	96,188		4,735
		$63,040
			Diversified Financial Services - 3.41%
Automobile Parts & Equipment - 0.76%			China Everbright Ltd	5,668,000		9,282
Hankook Tire Co Ltd	143,360	5,724	Fubon Financial Holding Co Ltd	8,042,883		8,970
Iochpe-Maxion SA	348,300	5,881	Hana Financial Group Inc	465,920		15,927
		$11,605	KB Financial Group Inc	296,927		11,260
Banks - 14.60%			KGI Securities Co Ltd (b)	318,682		2,692
ABSA Group Ltd	513,736	9,738	Mega Financial Holding Co Ltd	5,984,840		4,106
Agricultural Bank of China Ltd	6,181,000	3,052				$52,237
Banco de Chile	45,238,435	6,798
Banco do Brasil SA	765,490	11,913	Electric - 0.33%
Banco Santander Chile SA ADR	40,618	3,310	Tenaga Nasional BHD	2,562,500		5,054
Bangkok Bank PCL	1,575,700	8,484
Bank Mandiri Tbk PT	267	—	Electrical Components & Equipment - 0.89%
Bank Negara Indonesia Persero Tbk PT	9,417,500	3,797	Harbin Electric Co Ltd	5,668,000		5,489
Bank of China Ltd	18,358,400	7,883	Simplo Technology Co Ltd	1,168,200		8,212
China Citic Bank Corp Ltd	22,661,000	14,464				$13,701
China Construction Bank Corp	29,419,722	23,558
China Minsheng Banking Corp Ltd	8,687,500	8,032	Electronics - 4.78%
Credicorp Ltd	74,337	8,449	AAC Technologies Holdings Inc	1,818,000		4,440
FirstRand Ltd	2,751,423	7,933	Career Technology MFG. Co Ltd	5,432,000		8,868
Grupo Financiero Banorte SAB de CV	1,657,161	6,611	Chroma Ate Inc	153		—
			Duksan Hi-Metal Co Ltd (a)	213,523		4,457
ICICI Bank Ltd ADR	784,171	28,395
Industrial and Commercial Bank of China Ltd	39,483,330	27,645	E Ink Holdings Inc	2,163,000		3,071
Industrial Bank of Korea (a)	749,280	8,438	Hon Hai Precision Industry Co Ltd	7,036,887		22,666
			LG Display Co Ltd (a)	382,710		10,033
Kasikornbank PCL	2,020,300	8,656
Malayan Banking Bhd	1,461,900	3,941	Phison Electronics Corp	877,000		6,432
Sberbank of Russia	4,791,105	14,325	Radiant Opto-Electronics Corp	2,861,000		10,878
Turkiye Vakiflar Bankasi Tao	2,223,486	3,616	Unimicron Technology Corp	1,912,000		2,517
Yes Bank Ltd	738,907	4,938				$73,362
		$223,976	Engineering & Construction - 1.49%
Beverages - 1.74%			China Communications Construction Co Ltd	9,286,000		8,633
Cia de Bebidas das Americas ADR	436,429	15,882	China Railway Construction Corp Ltd	8,467,500		5,503
Fomento Economico Mexicano SAB de CV	131,694	9,287	Daelim Industrial Co Ltd	64,787		6,229
ADR			Grupo Aeroportuario del Sureste SAB de CV	38,110		2,510
Grupo Modelo SAB de CV	246,434	1,527	ADR
		$26,696				$22,875

Building Materials - 0.57%			Food - 2.71%
China National Building Material Co Ltd	2,534,126	3,065	BRF - Brasil Foods SA	319,200		6,321
			Charoen Pokphand Foods PCL (c)	10,503,500		11,887
Desarrolladora Homex SAB de CV (a)	686,689	2,309
Grasim Industries Ltd	9,102	484	CJ CheilJedang Corp	25,617		7,024
Semen Gresik Persero Tbk PT	2,323,500	2,920	Cosan SA Industria e Comercio	602,500		9,749
			Gruma SAB de CV (a)	1,101,595		2,451
		$8,778	Grupo Bimbo SAB de CV	476,600		1,060
Chemicals - 2.46%			M Dias Branco SA	114,500		3,033
Dongyue Group	5,382,000	4,497				$41,525
Formosa Plastics Corp	1,762,000	5,133
LG Chem Ltd	31,945	10,635	Forest Products & Paper - 0.26%
Sasol Ltd	291,020	14,847	Mondi PLC	495,771		3,945
USI Corp	2,813,000	2,629
		$37,741	Holding Companies - Diversified - 2.39%
			Alfa SAB de CV	602,400		7,907
Coal - 1.04%			Alliance Global Group Inc	25,236,100		6,473
Coal India Ltd	559,204	3,700

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Holding Companies - Diversified (continued)			Real Estate - 1.09%
GS Holdings	35,745	$1,982	BR Malls Participacoes SA	421,930		$4,605
Imperial Holdings Ltd	632,207	11,205	Country Garden Holdings Co Ltd	11,611,000		4,986
KOC Holding AS	600,429	2,339	KWG Property Holding Ltd	4,613,000		1,915
LG Corp	107,588	6,743	Supalai PCL (c)	11,466,200		5,228
		$36,649				$16,734

Home Builders - 0.93%			Retail - 1.07%
Even Construtora e Incorporadora SA	1,282,100	5,283	Intime Department Store Group Co Ltd	4,042,000		4,910
MRV Engenharia e Participacoes SA	1,163,800	8,959	Mr Price Group Ltd	210,466		2,321
		$14,242	Woolworths Holdings Ltd/South Africa	1,715,304		9,211

Home Furnishings - 0.24%						$16,442
Haier Electronics Group Co Ltd (a)	3,483,000	3,584	Semiconductors - 6.35%
			Powertech Technology Inc	182,700		457
			Samsung Electronics Co Ltd	65,270		64,320
Insurance - 2.60%			Taiwan Semiconductor Manufacturing Co Ltd	12,315,491		32,675
LIG Insurance Co Ltd	19,450	420
Odontoprev SA	282,372	4,719				$97,452
PICC Property & Casualty Co Ltd	5,803,600	7,648	Shipbuilding - 0.39%
Ping An Insurance Group Co	800,000	6,334	Samsung Heavy Industries Co Ltd	186,630		5,931
Samsung Fire & Marine Insurance Co Ltd	28,087	5,438
Sanlam Ltd	2,881,825	11,120
Sul America SA	420,719	4,238	Telecommunications - 6.62%
			Advanced Info Service PCL (c)	1,720,100		8,399
		$39,917	America Movil SAB de CV ADR	531,083		12,326
Iron & Steel - 3.31%			China Mobile Ltd	2,507,593		25,641
CAP SA	108,757	4,556	China Unicom Hong Kong Ltd	2,374,000		4,371
Evraz PLC (a)	1,249,800	8,831	Empresa Nacional de Telecomunicaciones SA	216,269		3,936
Kumba Iron Ore Ltd	161,141	11,049	Far EasTone Telecommunications Co Ltd	7,073,000		13,626
Maanshan Iron & Steel	19,296,000	6,668	Sistema JSFC	256,366		4,973
POSCO ADR	117,436	10,776	Taiwan Mobile Co Ltd (a)	3,435,300		10,392
Tata Steel Ltd	376,669	3,434	Telekom Malaysia Bhd	3,238,500		5,110
Ternium SA ADR	238,650	5,410	Tim Participacoes SA ADR(a)	156,348		4,511
		$50,724	Vodacom Group Ltd	673,498		8,297

Lodging - 0.79%						$101,582
Genting Bhd	3,302,400	12,072	Textiles - 0.27%
			Cia Hering	174,232		4,188
Machinery - Construction & Mining - 0.09%
China National Materials Co Ltd	3,123,000	1,305	TOTAL COMMON STOCKS			$1,395,947
			PREFERRED STOCKS - 6.37%	Shares Held	Value	(000	's)

Metal Fabrication & Hardware - 0.26%			Automobile Parts & Equipment - 0.23%
Catcher Technology Co Ltd	645,000	4,011	Marcopolo SA	763,200		3,460

Mining - 4.95%			Banks - 2.11%
Antofagasta PLC	449,059	9,150	Banco Bradesco SA	585,176		10,516
Cia de Minas Buenaventura SA ADR	191,416	8,212	Itau Unibanco Holding SA	1,091,100		21,932
Gold Fields Ltd	653,717	10,782				$32,448
Grupo Mexico SAB de CV	5,404	17	Electric - 0.54%
Industrias Penoles SAB de CV	164,989	7,886	Cia Paranaense de Energia	354,400		8,225
Jiangxi Copper Co Ltd	2,322,000	5,910
KGHM Polska Miedz SA	210,498	9,107
Korea Zinc Co Ltd (a)	18,130	6,190	Iron & Steel - 3.05%
Southern Copper Corp	250,514	8,690	Gerdau SA	873,400		8,323
Sterlite Industries India Ltd ADR	564,413	5,164	Vale SA	1,574,460		38,469
Vale Indonesia Tbk	10,935,500	4,866				$46,792
		$75,974	Telecommunications - 0.44%
Oil & Gas - 13.62%			Telefonica Brasil SA	242,440		6,751
China Petroleum & Chemical Corp	14,680,000	17,831
CNOOC Ltd	11,522,000	23,682	TOTAL PREFERRED STOCKS			$97,676
Gazprom OAO ADR	2,706,218	32,745		Maturity
Lukoil OAO ADR	465,985	27,284	REPURCHASE AGREEMENTS - 1.57%	Amount (000's)	Value	(000	's)
NovaTek OAO	33,662	4,534	Banks - 1.57%
Oil & Natural Gas Corp Ltd	1,256,886	7,017	Investment in Joint Trading Account; Credit	$4,021		$4,020
PetroChina Co Ltd	15,400,293	22,519	Suisse Repurchase Agreement; 0.18%
Petroleo Brasileiro SA ADR	1,535,188	46,900	dated 01/31/12 maturing 02/01/12
Rosneft Oil Co	1,012,715	7,464	(collateralized by US Government
SK Holdings Co Ltd	114,576	14,330	Securities; $4,100,922; 4.38% - 8.00%;
Tupras Turkiye Petrol Rafinerileri AS	203,400	4,636	dated 11/15/21 - 11/15/39)
		$208,942

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2012 (unaudited)

					Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS	Maturity				Country	Percent
(continued)	Amount (000's)	Value	(000	's)	Korea, Republic Of	16 .83%
					Brazil	16 .33%
Banks (continued)					China	15 .70%
Investment in Joint Trading Account; Deutsche $	9,705		$9,705		Taiwan, Province Of China	9.61%
Bank Repurchase Agreement; 0.22% dated					South Africa	6.67%
01/31/12 maturing 02/01/12 (collateralized					India	6.61%
by US Government Securities; $9,898,779;					Russian Federation	5.95%
0.00% - 5.25%; dated 02/01/12 - 12/09/31)					Mexico	3.51%
Investment in Joint Trading Account; JP	2,311		2,311		United States	3.09%
Morgan Repurchase Agreement; 0.15%					Hong Kong	2.93%
dated 01/31/12 maturing 02/01/12					Thailand	2.77%
(collateralized by US Government					Malaysia	1.71%
Securities; $2,356,852; 0.00% - 7.00%;					United Kingdom	1.44%
dated 09/20/12 - 04/15/30)					Chile	1.22%
Investment in Joint Trading Account; Merrill	7,976		7,976		Peru	1.09%
Lynch Repurchase Agreement; 0.16%					Indonesia	0.76%
dated 01/31/12 maturing 02/01/12					Turkey	0.69%
(collateralized by US Government					Singapore	0.68%
Securities; $8,135,582; 0.00% - 1.00%;					Poland	0.59%
dated 07/05/12 - 05/04/37)					Philippines	0.42%
			$24,012		Luxembourg	0.35%
TOTAL REPURCHASE AGREEMENTS			$24,012		Other Assets in Excess of Liabilities, Net	1.05%
Total Investments			$1,517,635		TOTAL NET ASSETS	100.00%
Other Assets in Excess of Liabilities, Net - 1.05%			$16,163
TOTAL NET ASSETS - 100.00%			$1,533,798

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,692 or 0.18% of net assets.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $25,514 or 1.66% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$163,567
Unrealized Depreciation	(75,685)
Net Unrealized Appreciation (Depreciation)	$87,882
Cost for federal income tax purposes	$1,429,753

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2012 (unaudited)

COMMON STOCKS - 96.33%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.08%					Automobile Parts & Equipment (continued)
Dentsu Inc	4,600		$154		Sumitomo Rubber Industries Ltd	4,100		$49
Hakuhodo DY Holdings Inc	600		37		Toyoda Gosei Co Ltd	1,600		26
Publicis Groupe SA	2,483		125		Toyota Boshoku Corp	1,600		17
WPP PLC	56,551		664		Toyota Industries Corp	4,200		120
			$980					$26,937

Aerospace & Defense - 1.40%					Banks - 13.02%
BAE Systems PLC	60,727		295		Aozora Bank Ltd	14,000		39
Cobham PLC	29,096		84		Australia & New Zealand Banking Group Ltd	188,010		4,274
Elbit Systems Ltd	606		25		Banca Carige SpA	16,292		32
European Aeronautic Defence and Space Co	6,908		232		Banca Monte dei Paschi di Siena SpA	109,730		42
NV					Banco Bilbao Vizcaya Argentaria SA	207,003		1,807
Meggitt PLC	19,303		110		Banco Espirito Santo SA	13,206		22
Rolls-Royce Holdings PLC (a)	115,011		1,333		Banco Santander SA	251,441		1,957
Safran SA	463,736		14,449		Bank Hapoalim BM	23,554		82
Thales SA	2,587		89		Bank of East Asia Ltd	39,184		160
			$16,617		Bank of Yokohama Ltd/The	31,000		144
					Bankinter SA	5,489		37
Agriculture - 0.76%					Barclays PLC	975,017		3,266
British American Tobacco PLC	118,511		5,448		Bendigo and Adelaide Bank Ltd	9,124		80
Golden Agri-Resources Ltd	157,640		92		BNP Paribas	257,149		10,888
Imperial Tobacco Group PLC	19,792		708		BOC Hong Kong Holdings Ltd	61,500		163
Japan Tobacco Inc	511		2,514		Chugoku Bank Ltd/The	4,000		55
Swedish Match AB	4,479		156		Commerzbank AG (a)	92,219		221
Wilmar International Ltd	33,000		140		Commonwealth Bank of Australia	86,537		4,655
			$9,058		Credit Agricole SA	24,816		153
Airlines - 0.01%					Credit Suisse Group AG (a)	20,242		525
All Nippon Airways Co Ltd	21,000		61		Danske Bank A/S (a)	86,974		1,270
Cathay Pacific Airways Ltd	30,000		60		DBS Group Holdings Ltd	162,251		1,747
			$121		Deutsche Bank AG	14,055		595
					DNB ASA	1,215,161		12,821
Apparel - 0.26%					Fukuoka Financial Group Inc	19,000		81
Adidas AG	15,222		1,097		Gunma Bank Ltd/The	9,000		49
Burberry Group PLC	46,711		988		Hachijuni Bank Ltd/The	10,000		59
Christian Dior SA	6,704		948		Hang Seng Bank Ltd	12,700		164
Yue Yuen Industrial Holdings Ltd	19,000		58		Hiroshima Bank Ltd/The	13,000		61
			$3,091		Hokuhoku Financial Group Inc	29,000		58
Automobile Manufacturers - 3.00%					HSBC Holdings PLC	2,588,782		21,608
Bayerische Motoren Werke AG	24,573		2,102		Intesa Sanpaolo SpA	182,035		348
Daihatsu Motor Co Ltd	26,000		501		Intesa Sanpaolo SpA - RSP	23,457		35
					Israel Discount Bank Ltd (a)	18,171		26
Daimler AG	128,151		7,082
Fiat Industrial SpA (a)	116,846		1,145		Iyo Bank Ltd/The	6,000		58
					Julius Baer Group Ltd (a)	301,514		12,251
Fiat SpA	19,706		118

Fuji Heavy Industries Ltd	74,000		503		KBC Groep NV	13,667		259
Hino Motors Ltd	6,000		39		Lloyds Banking Group PLC (a)	3,101,164		1,496
Honda Motor Co Ltd	537,200		18,789		Mitsubishi UFJ Financial Group Inc	504,500		2,310
Nissan Motor Co Ltd	81,100		765		Mizrahi Tefahot Bank Ltd	75,916		664
Renault SA	3,308		141		Mizuho Financial Group Inc	346,679		523
Suzuki Motor Corp	5,600		128		National Australia Bank Ltd	37,905		960
Toyota Motor Corp	106,172		3,915		Natixis	21,675		67
Volkswagen AG	701		113		Nishi-Nippon City Bank Ltd/The	17,000		50
Volvo AB - B Shares	23,234		300		Nordea Bank AB	40,184		336
			$35,641		Oversea-Chinese Banking Corp Ltd	45,001		308
					Pohjola Bank PLC	3,559		38
Automobile Parts & Equipment - 2.27%					Raiffeisen Bank International AG	1,161		39
Aisin Seiki Co Ltd	18,700		591		Resona Holdings Inc	31,100		138
Bridgestone Corp	50,500		1,151		Sberbank of Russia ADR(a)	972,110		11,665
Cie Generale des Etablissements Michelin	181,615		12,424		Seven Bank Ltd	13,000		27
Continental AG (a)	2,061		165		Shizuoka Bank Ltd/The	15,000		154
Denso Corp	31,200		928		Skandinaviska Enskilda Banken AB	25,763		162
GKN PLC	39,536		131		Societe Generale SA	63,764		1,699
Hyundai Mobis (a)	39,301		9,691		Standard Chartered PLC	36,340		878
JTEKT Corp	5,600		60		Sumitomo Mitsui Financial Group Inc	620,000		19,726
Koito Manufacturing Co Ltd	2,000		32		Sumitomo Mitsui Trust Holdings Inc	54,250		169
NGK Spark Plug Co Ltd	4,000		49		Svenska Handelsbanken AB	8,938		268
NHK Spring Co Ltd	38,800		372		Swedbank AB	14,369		206
NOK Corp	18,500		346		Toronto-Dominion Bank/The	156,147		12,075
Nokian Renkaat OYJ	2,735		98		UBS AG (a)	276,123		3,758
Pirelli & C SpA	52,051		481		UniCredit SpA (a)	61,201		303
Stanley Electric Co Ltd	3,600		55		United Overseas Bank Ltd	1,094,805		15,092
Sumitomo Electric Industries Ltd	12,500		151		Westpac Banking Corp	52,181		1,172

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Chemicals (continued)
Wing Hang Bank Ltd	4,500		$41		Showa Denko KK	33,000		$72
Yamaguchi Financial Group Inc	5,000		48		Sumitomo Chemical Co Ltd	41,000		165
			$154,464		Symrise AG	383,786		10,931
					Syngenta AG	3,483		1,053
Beverages - 3.46%					Taiyo Nippon Sanso Corp	7,000		49
Anheuser-Busch InBev NV	321,577		19,499		Tosoh Corp	12,000		34
Asahi Group Holdings Ltd	6,400		141		Ube Industries Ltd/Japan	22,000		63
Carlsberg A/S	1,625		123		Wacker Chemie AG	372		34
Coca-Cola Amatil Ltd	12,961		159		Yara International ASA	3,271		132
Coca-Cola West Co Ltd	16,100		277					$43,250
Diageo PLC	785,574		17,356
Heineken Holding NV	2,861		116		Coal - 0.91%
Heineken NV	3,900		180		China Shenhua Energy Co Ltd	2,465,000		10,839
Kirin Holdings Co Ltd	13,000		159
Pernod-Ricard SA	2,997		288
SABMiller PLC	49,802		1,890		Commercial Services - 2.01%
					Abertis Infraestructuras SA	9,760		164
Treasury Wine Estates Ltd	232,761		857		Adecco SA (a)	14,641		694
			$41,045		Aggreko PLC	4,484		148
Biotechnology - 0.18%					Anhanguera Educacional Participacoes SA	599,143		8,058
CSL Ltd	61,990		2,049		Atlantia SpA	7,876		123
Novozymes A/S	3,490		98		Babcock International Group PLC	8,984		103
			$2,147		Benesse Holdings Inc	1,700		79
					Brambles Ltd	23,828		184
Building Materials - 0.38%					Bunzl PLC	7,886		107
Asahi Glass Co Ltd	70,000		570		Bureau Veritas SA	1,390		102
Boral Ltd	18,128		78		Capita PLC	1,153,344		11,178
Cie de St-Gobain	21,710		966		Dai Nippon Printing Co Ltd	14,000		151
Cimpor Cimentos de Portugal SGPS SA	5,193		35		Edenred	3,977		97
CRH PLC	30,370		601		Experian PLC	63,566		860
Daikin Industries Ltd	6,000		174		G4S PLC	33,509		142
Geberit AG (a)	655		135
					Intertek Group PLC	4,076		136
HeidelbergCement AG	11,100		546		Kamigumi Co Ltd	66,000		581
Holcim Ltd (a)	3,748		214
					Secom Co Ltd	3,500		164
James Hardie Industries SE	11,178		84		Securitas AB	7,891		74
JS Group Corp	40,600		840		Serco Group PLC	12,468		100
Lafarge SA	3,518		143		SGS SA	92		165
Rinnai Corp	800		55		Sodexo	2,376		176
TOTO Ltd	6,000		49		Toppan Printing Co Ltd	13,000		104
			$4,490		Transurban Group	21,718		127
Chemicals - 3.65%								$23,817
Air Liquide SA	18,133		2,282		Computers - 0.17%
Air Water Inc	37,000		488		Computershare Ltd	10,560		86
Akzo Nobel NV	20,949		1,090		Fujitsu Ltd	86,000		459
Arkema SA	13,486		1,090		Gemalto NV	9,334		501
Asahi Kasei Corp	120,000		759		Itochu Techno-Solutions Corp	800		37
BASF SE	16,073		1,236		NTT Data Corp	31		101
Bayer AG	34,875		2,443		Otsuka Corp	400		29
Brenntag AG	836		87		TDK Corp	17,700		844
Daicel Corp	6,000		38					$2,057
Denki Kagaku Kogyo KK	12,000		47
Givaudan SA (a)	122		114		Consumer Products - 0.05%
Hitachi Chemical Co Ltd	2,700		47		Reckitt Benckiser Group PLC	9,359		498
Incitec Pivot Ltd	38,691		132		Societe BIC SA	634		56
Israel Chemicals Ltd	58,827		617					$554
Johnson Matthey PLC	45,031		1,455
JSR Corp	42,400		867		Cosmetics & Personal Care - 0.09%
					Beiersdorf AG	4,900		294
K+S AG	3,014		144		Kao Corp	8,900		234
Kaneka Corp	6,000		33
Kansai Paint Co Ltd	6,000		57		L'Oreal SA	3,544		377
Koninklijke DSM NV	2,716		139		Shiseido Co Ltd	9,300		171
Kuraray Co Ltd	8,600		125					$1,076
Lanxess AG	21,834		1,422		Distribution & Wholesale - 1.53%
Linde AG	5,529		877		Hitachi High-Technologies Corp	18,800		412
Mitsubishi Chemical Holdings Corp	22,500		126		ITOCHU Corp	116,200		1,264
Mitsubishi Gas Chemical Co Inc	10,000		56		Jardine Cycle & Carriage Ltd	3,000		122
Mitsui Chemicals Inc	151,000		477		Li & Fung Ltd	98,000		214
Nippon Shokubai Co Ltd	26,000		293		Marubeni Corp	112,000		773
Nitto Denko Corp	15,000		533		Mitsubishi Corp	536,600		12,243
Potash Corp of Saskatchewan Inc	262,035		12,277		Mitsui & Co Ltd	96,433		1,637
Shin-Etsu Chemical Co Ltd	26,300		1,366		Sojitz Corp	29,600		51

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)					Electronics (continued)
Sumitomo Corp	18,700		$269		Omron Corp	5,200		$105
Toyota Tsusho Corp	5,000		95		Toshiba Corp	74,000		314
Wolseley PLC	31,403		1,087		Yokogawa Electric Corp	5,400		53
			$18,167					$5,215

Diversified Financial Services - 0.47%					Engineering & Construction - 0.55%
Aeon Credit Service Co Ltd	2,000		31		ABB Ltd (a)	36,939		771
ASX Ltd	10,827		345		Acciona SA	636		51
Credit Saison Co Ltd	3,700		75		ACS Actividades de Construccion y Servicios	3,364		104
Deutsche Boerse AG (a)	16,050		944		SA
Hong Kong Exchanges and Clearing Ltd	17,914		311		Aeroports de Paris	742		55
ICAP PLC	33,600		178		Aker Solutions ASA	43,300		531
IG Group Holdings PLC	16,100		120		Auckland International Airport Ltd	22,801		46
Investec PLC	12,184		72		Balfour Beatty PLC	17,037		74
London Stock Exchange Group PLC	3,617		50		Bouygues SA	4,867		151
Macquarie Group Ltd	34,905		945		Chiyoda Corp	50,000		584
Mitsubishi UFJ Lease & Finance Co Ltd	11,520		482		Eiffage SA	1,035		32
Nomura Holdings Inc	65,500		240		Ferrovial SA	10,455		122
Old Mutual PLC	98,072		226		Fomento de Construcciones y Contratas SA	1,209		28
ORIX Corp	15,110		1,413		Fraport AG Frankfurt Airport Services	873		52
Partners Group Holding AG	331		58		Worldwide
Singapore Exchange Ltd	22,000		114		JGC Corp	5,000		138
			$5,604		Kajima Corp	19,000		64
					Kinden Corp	3,000		26
Electric - 1.14%					Koninklijke Boskalis Westminster NV	1,806		70
A2A SpA	26,048		25		Leighton Holdings Ltd	3,571		89
AGL Energy Ltd	8,471		131		Obayashi Corp	15,000		72
Chubu Electric Power Co Inc	76,300		1,404		SembCorp Industries Ltd	23,000		87
CLP Holdings Ltd	31,663		259		Shimizu Corp	13,000		60
E.ON AG	71,023		1,519		Singapore Technologies Engineering Ltd	39,000		92
EDF SA	6,008		139		Skanska AB	10,019		175
EDP - Energias de Portugal SA	45,337		132		Sydney Airport	485,565		1,376
Electric Power Development Co Ltd	2,700		72		Taisei Corp	24,000		67
Enel SpA	116,208		475		Vinci SA	22,015		1,021
Fortum OYJ	7,330		161		WorleyParsons Ltd	19,543		566
GDF Suez	85,614		2,323					$6,504
Hokuriku Electric Power Co	4,400		85
Iberdrola SA	70,057		413		Entertainment - 0.05%
International Power PLC	237,723		1,256		Sankyo Co Ltd	1,300		63
Kansai Electric Power Co Inc/The	48,700		784		TABCORP Holdings Ltd	16,685		52
Origin Energy Ltd	100,411		1,467		Tatts Group Ltd	32,048		86
Power Assets Holdings Ltd	160,000		1,154		William Hill PLC	99,900		354
Red Electrica Corporacion SA	9,410		433					$555
RWE AG	8,747		335
Shikoku Electric Power Co Inc	4,600		133		Food - 4.60%
SP AusNet	37,448		38		Ajinomoto Co Inc	11,000		133
					Aryzta AG (a)	2,099		97
SSE PLC	14,017		270
Terna Rete Elettrica Nazionale SpA	81,800		300		Associated British Foods PLC	9,201		167
Tohoku Electric Power Co Inc	10,700		101		BRF - Brasil Foods SA	612,617		12,132
Tokyo Electric Power Co Inc/The	36,452		100		Carrefour SA	8,860		202
			$13,509		Casino Guichard Perrachon SA	1,385		123
					Danone	50,505		3,117
Electrical Components & Equipment - 1.21%					Delhaize Group SA	2,585		141
Brother Industries Ltd	21,100		284		Distribuidora Internacional de Alimentacion	55,760		257
Casio Computer Co Ltd	6,100		36		SA (a)
Hitachi Ltd	196,000		1,095		J Sainsbury PLC	31,995		145
Legrand SA	3,355		116		Jeronimo Martins SGPS SA (a)	5,470		91
Mitsubishi Electric Corp	80,000		718		Kerry Group PLC	3,574		131
Nidec Corp	1,600		153		Koninklijke Ahold NV	62,354		826
Schneider Electric SA	193,366		12,010		MEIJI Holdings Co Ltd	1,800		79
			$14,412		Metcash Ltd	18,222		78
					Nestle SA	484,956		27,791
Electronics - 0.44%					Nippon Meat Packers Inc	4,000		51
Advantest Corp	3,900		45		Nisshin Seifun Group Inc	5,000		61
Hamamatsu Photonics KK	1,700		61		Nissin Foods Holdings Co Ltd	1,500		57
Hirose Electric Co Ltd	2,900		279		Olam International Ltd	38,000		79
Hoya Corp	6,500		138		Suedzucker AG	1,573		46
Keyence Corp	3,000		747		Tate & Lyle PLC	11,608		121
Koninklijke Philips Electronics NV	72,126		1,457		TESCO PLC	156,561		788
Kyocera Corp	10,800		921		Toyo Suisan Kaisha Ltd	9,000		221
Murata Manufacturing Co Ltd	12,300		704		Unilever NV - CVA	129,179		4,301
NEC Corp	196,000		391		Unilever PLC	79,220		2,555

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Food (continued)					Home Builders - 1.05%
WM Morrison Supermarkets PLC	45,434		$205		Daiwa House Industry Co Ltd	12,000		$151
Woolworths Ltd	18,302		482		Sekisui Chemical Co Ltd	1,311,000		11,490
Yamazaki Baking Co Ltd	3,000		40		Sekisui House Ltd	89,000		836
			$54,517					$12,477

Food Service - 0.03%					Home Furnishings - 0.06%
Compass Group PLC	31,865		296		Matsushita Electric Industrial Co Ltd	36,900		299
					Sharp Corp/Japan	17,000		146

Forest Products & Paper - 0.05%					Sony Corp	17,500		319
Nippon Paper Group Inc	2,500		54					$764
OJI Paper Co Ltd	19,000		98		Insurance - 3.94%
Stora Enso OYJ	13,820		98		Aegon NV (a)	259,900		1,260
Svenska Cellulosa AB	9,946		166		Ageas	139,400		290
UPM-Kymmene OYJ	13,516		173		AIA Group Ltd	386,400		1,291
			$589		Allianz SE	33,328		3,665
					AMP Ltd	41,696		189
Gas - 1.42%					Assicurazioni Generali SpA	17,748		277
Centrica PLC	3,107,862		14,369		Aviva PLC	261,463		1,440
Enagas SA	4,254		85
Gas Natural SDG SA	46,986		768		AXA SA	81,688		1,240
Hong Kong & China Gas Co Ltd	79,290		188		Baloise Holding AG	1,187		91
					CNP Assurances	3,736		50
National Grid PLC	95,896		955		Dai-ichi Life Insurance Co Ltd/The	158		166
Osaka Gas Co Ltd	33,000		133
Snam Rete Gas SpA	27,170		122		Gjensidige Forsikring ASA	5,008		58
					Hannover Rueckversicherung AG	1,432		76
Toho Gas Co Ltd	10,000		65		ING Groep NV (a)	1,658,559		15,096
Tokyo Gas Co Ltd	38,000		176		Legal & General Group PLC	110,246		200
			$16,861		Mapfre SA	17,889		59
Hand & Machine Tools - 0.23%					MS&AD Insurance Group Holdings	9,960		204
Fuji Electric Co Ltd	14,000		37		Muenchener Rueckversicherungs AG	3,181		414
Makita Corp	16,000		603		NKSJ Holdings Inc	20,500		446
Sandvik AB	15,403		228		Prudential PLC	1,174,604		12,966
Schindler Holding AG - PC	8,549		993		QBE Insurance Group Ltd	19,009		231
Schindler Holding AG - REG	548		64		RSA Insurance Group PLC	89,741		150
SMC Corp/Japan	4,500		781		Sampo OYJ	47,873		1,261
			$2,706		SCOR SE	4,231		106
					Sony Financial Holdings Inc	50,600		841
Healthcare - Products - 1.12%					Standard Life PLC	41,707		143
Cie Generale d'Optique Essilor International	142,390		10,430		Storebrand ASA	149,200		738
SA					Suncorp Group Ltd	135,555		1,210
Coloplast A/S	572		84		Swiss Life Holding AG (a)	761		76
Elekta AB	15,400		736		Swiss Re AG (a)	6,349		344
Fresenius SE & Co KGaA	2,010		204		T&D Holdings Inc	21,000		214
Getinge AB	5,044		137		Tokio Marine Holdings Inc	38,466		963
Luxottica Group SpA	3,029		100		Tryg A/S	653		35
Smith & Nephew PLC	52,725		511		Vienna Insurance Group AG Wiener	959		41
Sonova Holding AG (a)	1,265		129
					Versicherung Gruppe
Synthes Inc (b)	998		170		Zurich Financial Services (a)	3,629		871
Terumo Corp	2,400		115					$46,702
William Demant Holding A/S (a)	8,079		669
			$13,285		Internet - 0.32%
					CyberAgent Inc	205		600
Healthcare - Services - 0.04%					Dena Co Ltd	10,700		271
Fresenius Medical Care AG & Co KGaA	3,503		250		Gree Inc	20,300		586
Ramsay Health Care Ltd	3,120		63		Iliad SA	7,491		905
Sonic Healthcare Ltd	9,241		110		Rakuten Inc	1,098		1,108
			$423		SBI Holdings Inc/Japan	556		42
Holding Companies - Diversified - 4.03%					Start Today Co Ltd	8,600		168
First Pacific Co Ltd/Hong Kong	52,000		59		Trend Micro Inc	2,400		76
GEA Group AG	461,042		14,808		United Internet AG	2,863		53
Groupe Bruxelles Lambert SA	2,097		152					$3,809
Hutchison Whampoa Ltd	130,000		1,236		Investment Companies - 0.19%
Jardine Strategic Holdings Ltd	491,740		15,323		Cheung Kong Infrastructure Holdings Ltd	123,000		701
Keppel Corp Ltd	98,400		849		Delek Group Ltd	117		25
LVMH Moet Hennessy Louis Vuitton SA	86,737		14,023		Hutchison Port Holdings Trust	127,000		95
NWS Holdings Ltd	33,020		54		Investor AB	8,508		172
Swire Pacific Ltd	13,000		145		Israel Corp Ltd/The	55		34
Wendel SA	822		61		Kinnevik Investment AB	5,157		108
Wharf Holdings Ltd	194,000		1,103		Pargesa Holding SA	687		48
			$47,813		Resolution Ltd	237,642		1,022
								$2,205

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Iron & Steel - 2.86%					Metal Fabrication & Hardware (continued)
ArcelorMittal	54,506		$1,097		SKF AB	6,570		$155
Atlas Iron Ltd	4,090,496		13,462		Tenaris SA	7,154		140
Daido Steel Co Ltd	6,000		39					$1,779
Fortescue Metals Group Ltd	214,139		1,148
Hitachi Metals Ltd	42,000		482		Mining - 3.85%
JFE Holdings Inc	8,000		143		Anglo American PLC	73,436		3,036
Kobe Steel Ltd	59,000		97		Antofagasta PLC	5,975		122
Nippon Steel Corp	87,000		214		BHP Billiton Ltd	138,734		5,521
Nisshin Steel Co Ltd	17,000		26		BHP Billiton PLC	111,184		3,720
Rio Tinto PLC	282,129		16,916		Boliden AB	6,498		111
ThyssenKrupp AG	5,894		167		Eurasian Natural Resources Corp PLC	6,118		67
Voestalpine AG	2,610		86		Iluka Resources Ltd	62,963		1,224
			$33,877		Kazakhmys PLC	5,086		91
					Medusa Mining Ltd	32,545		187
Leisure Products & Services - 0.04%					Mitsubishi Materials Corp	26,000		81
Sega Sammy Holdings Inc	5,500		119		Newcrest Mining Ltd	427,781		15,314
Shimano Inc	6,400		316		Norsk Hydro ASA	24,201		128
Yamaha Corp	4,100		38		Orica Ltd	6,203		163
			$473		Randgold Resources Ltd	1,601		181
					Rio Tinto Ltd	7,285		535
Lodging - 0.20%					Umicore SA	41,305		1,920
City Developments Ltd	13,000		102		Vedanta Resources PLC	2,980		56
Crown Ltd	10,740		92		Xstrata PLC	780,437		13,214
Echo Entertainment Group Ltd (a)	16,685		64
Galaxy Entertainment Group Ltd (a)	31,000		68					$45,671
Genting Singapore PLC (a)	92,200		120		Miscellaneous Manufacturing - 0.49%
Intercontinental Hotels Group PLC	7,042		143		Alfa Laval AB	8,021		164
Sands China Ltd (a)	438,600		1,485		Campbell Brothers Ltd	1,676		93
SJM Holdings Ltd	37,000		66		FUJIFILM Holdings Corp	7,100		168
Sky City Entertainment Group Ltd	14,423		42		Konica Minolta Holdings Inc	12,000		87
Whitbread PLC	4,557		118		Nikon Corp	23,100		566
Wynn Macau Ltd	36,800		94		Olympus Corp	5,400		91
			$2,394		Orkla ASA	55,466		449
					Siemens AG	40,951		3,864
Machinery - Construction & Mining - 0.11%					Smiths Group PLC	9,884		150
Atlas Copco AB - A Shares	11,319		269		Wartsila OYJ Abp	4,319		146
Atlas Copco AB - B Shares	6,660		141					$5,778
Hitachi Construction Machinery Co Ltd	2,800		55
Komatsu Ltd	29,400		829		Office & Business Equipment - 0.21%
			$1,294		Canon Inc	54,500		2,353
					Neopost SA	873		62
Machinery - Diversified - 1.66%					Seiko Epson Corp	3,100		39
Alstom SA	28,312		1,079					$2,454
FANUC Corp	101,500		17,058
IHI Corp	31,000		81		Oil & Gas - 6.90%
Kone OYJ	2,624		143		BG Group PLC	892,651		20,045
Kubota Corp	81,000		732		BP PLC	714,025		5,298
Metso OYJ	3,035		132		Caltex Australia Ltd	3,478		47
Mitsubishi Heavy Industries Ltd	50,000		229		Cosmo Oil Co Ltd	13,000		38
Nabtesco Corp	2,200		47		ENI SpA	110,528		2,443
Weir Group PLC/The	3,634		112		Idemitsu Kosan Co Ltd	500		54
Zardoya Otis SA	3,814		54		Inpex Corp	138		941
			$19,667		Japan Petroleum Exploration Co	700		31
					JX Holdings Inc	38,820		234
Media - 1.30%					Lundin Petroleum AB (a)	5,527		124
Axel Springer AG	982		46		Oil Search Ltd	92,446		648
British Sky Broadcasting Group PLC	94,876		1,031		OMV AG	4,183		137
Fairfax Media Ltd	50,285		39		Petroleo Brasileiro SA ADR	418,935		12,798
ITV PLC	506,068		598		Premier Oil PLC (a)	1,053,860		6,824
Jupiter Telecommunications Co Ltd	44		44		Repsol YPF SA	68,159		1,872
Kabel Deutschland Holding AG (a)	214,068		11,161
					Royal Dutch Shell PLC - A Shares	151,179		5,338
Modern Times Group AB	1,210		60		Royal Dutch Shell PLC - B Shares	126,107		4,587
Pearson PLC	43,653		807		Santos Ltd	18,947		271
Reed Elsevier NV	73,160		871		Seadrill Ltd	5,675		211
Reed Elsevier PLC	21,178		175		Showa Shell Sekiyu KK	4,600		32
Singapore Press Holdings Ltd	36,000		106		Statoil ASA	70,298		1,763
UBM PLC	50,900		441		Suncor Energy Inc	435,208		14,992
			$15,379		TonenGeneral Sekiyu KK	7,000		67
Metal Fabrication & Hardware - 0.15%					Total SA	38,447		2,032
Assa Abloy AB	39,100		1,061		Transocean Ltd/Switzerland	8,168		387
NSK Ltd	48,000		357		Tullow Oil PLC	13,123		287
Sims Metal Management Ltd	4,124		66

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					REITS (continued)
Woodside Petroleum Ltd	10,871		$395		CFS Retail Property Trust	47,553		$87
			$81,896		Corio NV	1,482		69
					Dexus Property Group	125,786		119
Oil & Gas Services - 1.58%					Fonciere Des Regions	688		45
Amec PLC	975,894		15,439		Gecina SA	463		44
Saipem SpA	68,574		3,209		GPT Group	44,167		145
Technip SA	1,455		137		Hammerson PLC	17,698		105
			$18,785		ICADE	600		49
Packaging & Containers - 0.03%					Japan Retail Fund Investment Corp	48		70
Amcor Ltd/Australia	21,016		157		Land Securities Group PLC	14,399		153
Rexam PLC	22,324		132		Link REIT/The	38,000		138
Toyo Seikan Kaisha Ltd	3,800		56		Nippon Building Fund Inc	14		126
			$345		Nomura Real Estate Office Fund Inc	6		32
					Segro PLC	19,275		67
Pharmaceuticals - 6.54%					Stockland	36,400		130
Alfresa Holdings Corp	900		39		Unibail-Rodamco SE	8,069		1,549
Astellas Pharma Inc	37,500		1,540		Westfield Group	207,091		1,869
AstraZeneca PLC	25,362		1,221		Westfield Retail Trust	43,654		117
Chugai Pharmaceutical Co Ltd	5,700		91					$6,093
Daiichi Sankyo Co Ltd	41,000		780
Dainippon Sumitomo Pharma Co Ltd	3,800		44		Retail - 3.33%
Eisai Co Ltd	4,100		170		ABC-Mart Inc	14,700		526
GlaxoSmithKline PLC	816,933		18,151		Aeon Co Ltd	10,300		136
Hisamitsu Pharmaceutical Co Inc	1,500		65		Autogrill SpA	2,885		32
Kyowa Hakko Kirin Co Ltd	7,000		86		Carphone Warehouse Group PLC	136,250		356
Medipal Holdings Corp	3,600		39		Cie Financiere Richemont SA	8,869		502
Miraca Holdings Inc	1,300		49		Citizen Holdings Co Ltd	6,700		41
Mitsubishi Tanabe Pharma Corp	5,700		80		FamilyMart Co Ltd	1,600		65
Novartis AG	239,960		12,982		Fast Retailing Co Ltd	800		159
Novo Nordisk A/S	32,634		3,859		Harvey Norman Holdings Ltd	13,521		30
Otsuka Holdings Co Ltd	4,300		122		Hennes & Mauritz AB	73,587		2,409
Roche Holding AG	152,068		25,739		Inditex SA	18,277		1,595
Rohto Pharmaceutical Co Ltd	34,000		415		Isetan Mitsukoshi Holdings Ltd	9,700		109
Sanofi-Aventis SA	76,566		5,655		J Front Retailing Co Ltd	12,000		59
Santen Pharmaceutical Co Ltd	1,700		70		Kingfisher PLC	2,677,084		10,787
Shionogi & Co Ltd	7,100		95		Lawson Inc	8,500		516
Shire PLC	103,753		3,443		Lifestyle International Holdings Ltd	201,500		472
Takeda Pharmaceutical Co Ltd	46,900		2,036		Marks & Spencer Group PLC	26,698		137
Teva Pharmaceutical Industries Ltd	15,960		719		Marui Group Co Ltd	5,700		46
Tsumura & Co	1,300		39		Next PLC	14,988		618
			$77,529		Nitori Holdings Co Ltd	950		87
					PPR	10,081		1,587
Real Estate - 1.53%					Seven & I Holdings Co Ltd	588,900		16,581
Aeon Mall Co Ltd	1,900		42		Shimamura Co Ltd	600		62
Cheung Kong Holdings Ltd	125,100		1,684		Swatch Group AG/The - BR	523		220
Daito Trust Construction Co Ltd	1,900		179		Swatch Group AG/The - REG	1,031		76
Fraser and Neave Ltd	23,000		124		Takashimaya Co Ltd	7,000		54
Global Logistic Properties Ltd (a)	47,000		74		USS Co Ltd	550		52
Hang Lung Properties Ltd	38,000		131		Wesfarmers Ltd	51,765		1,665
Henderson Land Development Co Ltd	204,000		1,107		Yamada Denki Co Ltd	7,360		469
Hopewell Holdings Ltd	14,500		38					$39,448
IMMOFINANZ AG	23,341		75
Keppel Land Ltd	19,000		43		Semiconductors - 1.31%
Kerry Properties Ltd	18,000		69		ARM Holdings PLC	25,156		242
Mitsubishi Estate Co Ltd	87,000		1,389		ASML Holding NV	19,403		833
Mitsui Fudosan Co Ltd	69,000		1,135		Elpida Memory Inc (a)	6,500		28
New World Development Co Ltd	92,582		101		Infineon Technologies AG	46,965		428
Nomura Real Estate Holdings Inc	2,400		37		Rohm Co Ltd	2,500		124
Sino Land Co Ltd	1,354		2		Samsung Electronics Co Ltd	13,366		13,171
Sumitomo Realty & Development Co Ltd	9,244		176		Tokyo Electron Ltd	13,000		741
Sun Hung Kai Properties Ltd	833,075		11,537					$15,567
Swire Properties Ltd (a)	9,100		23
					Shipbuilding - 0.01%
Tokyu Land Corp	11,000		46		SembCorp Marine Ltd	21,000		83
UOL Group Ltd	11,000		40		Yangzijiang Shipbuilding Holdings Ltd	47,000		41
Wheelock & Co Ltd	21,000		67					$124
			$18,119
					Software - 2.63%
REITS - 0.51%					Amadeus IT Holding SA	33,606		576
Ascendas Real Estate Investment Trust	46,000		68		Check Point Software Technologies Ltd (a)	237,420		13,364
British Land Co PLC	93,693		721		Dassault Systemes SA	1,539		128
Capital Shopping Centres Group PLC	76,514		390		Konami Corp	2,200		58

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Software (continued)						Transportation (continued)
Nomura Research Institute Ltd	2,500		$57			Keio Corp	14,000		$103
Sage Group PLC	33,096		153			Keisei Electric Railway Co Ltd	7,000		53
SAP AG	277,909		16,791			Kintetsu Corp	42,000		169
Square Enix Holdings Co Ltd	1,600		32			Koninklijke Vopak NV	1,827		99
			$31,159			Kuehne + Nagel International AG	10,010		1,258
						Mitsui OSK Lines Ltd	28,000		106
Storage & Warehousing - 0.00%						MTR Corp	36,000		120
Mitsubishi Logistics Corp	3,000		35			Nippon Express Co Ltd	19,000		76
						Nippon Yusen KK	36,000		91
Telecommunications - 5.45%						Odakyu Electric Railway Co Ltd	16,000		159
Belgacom SA	3,954		123			QR National Ltd	40,574		160
Bezeq The Israeli Telecommunication Corp	45,358		79			Tokyu Corp	145,000		714
Ltd						Toll Holdings Ltd	16,188		86
BT Group PLC	434,576		1,393			West Japan Railway Co	2,900		123
China Mobile Ltd	1,266,500		12,950			Yamato Holdings Co Ltd	10,200		169
Deutsche Telekom AG	261,461		2,940						$5,569
Elisa OYJ	3,227		68
Eutelsat Communications SA	2,353		87		Water	- 0.89%
Foxconn International Holdings Ltd (a)	55,000		38			Suez Environnement Co	6,948		89
France Telecom SA	27,425		411			United Utilities Group PLC	1,089,652		10,337
HKT Trust / HKT Ltd (a)	1,881,043		1,205			Veolia Environnement	9,082		103
Inmarsat PLC	11,638		73						$10,529
KDDI Corp	162		1,027			TOTAL COMMON STOCKS			$1,142,639
Koninklijke KPN NV	27,162		298			PREFERRED STOCKS - 0.35%	Shares Held	Value	(000	's)
Millicom International Cellular SA	1,431		141			Automobile Manufacturers - 0.25%
Mobistar SA	773		39			Bayerische Motoren Werke AG	1,240		71
NICE Systems Ltd (a)	1,518		55			Porsche Automobil Holding SE	2,605		160
Nippon Telegraph & Telephone Corp	293,000		14,647			Volkswagen AG	15,836		2,803
Nokia OYJ	56,922		284						$3,034
NTT DoCoMo Inc	391		695
SES SA	5,047		119			Consumer Products - 0.02%
Singapore Telecommunications Ltd	137,000		338			Henkel AG & Co KGaA	3,479		215
Softbank Corp	49,505		1,379
StarHub Ltd	14,000		32			Electric - 0.00%
Swisscom AG	439		173			RWE AG	968		34
TalkTalk Telecom Group PLC	184,900		358
TDC A/S	9,297		72
Tele2 AB	7,990		152		Media	- 0.08%
Telecom Corp of New Zealand Ltd	6,952,421		12,026			ProSiebenSat.1 Media AG	38,472		903
Telecom Italia SpA	175,536		179
Telecom Italia SpA - RSP	300,700		252			TOTAL PREFERRED STOCKS			$4,186
Telefonaktiebolaget LM Ericsson	141,507		1,316				Maturity
Telefonica SA	62,108		1,083			REPURCHASE AGREEMENTS - 1.89%	Amount (000's)	Value	(000	's)
Telenor ASA	122,659		1,999		Banks	- 1.89%
TeliaSonera AB	39,931		266			Investment in Joint Trading Account; Credit	$3,761		$3,761
Telstra Corp Ltd	317,793		1,124			Suisse Repurchase Agreement; 0.18%
Vivendi SA	21,996		460			dated 01/31/12 maturing 02/01/12
Vodafone Group PLC	2,533,115		6,818			(collateralized by US Government
			$64,699			Securities; $3,836,065; 4.38% - 8.00%;
Textiles - 0.06%						dated 11/15/21 - 11/15/39)
Teijin Ltd	22,000		71			Investment in Joint Trading Account; Deutsche	9,078		9,077
Toray Industries Inc	90,000		676			Bank Repurchase Agreement; 0.22% dated
			$747			01/31/12 maturing 02/01/12 (collateralized
						by US Government Securities; $9,259,466;
Toys, Games & Hobbies - 0.05%						0.00% - 5.25%; dated 02/01/12 - 12/09/31)
Namco Bandai Holdings Inc	4,900		70			Investment in Joint Trading Account; JP	2,161		2,162
Nintendo Co Ltd	1,500		204			Morgan Repurchase Agreement; 0.15%
Sanrio Co Ltd	8,000		358			dated 01/31/12 maturing 02/01/12
			$632			(collateralized by US Government
Transportation - 0.47%						Securities; $2,204,635; 0.00% - 7.00%;
AP Moller - Maersk A/S - A shares	13		91			dated 09/20/12 - 04/15/30)
AP Moller - Maersk A/S - B shares	100		737
Asciano Ltd	23,170		116
Central Japan Railway Co	26		223
ComfortDelGro Corp Ltd	44,000		52
Deutsche Post AG	14,265		237
DSV A/S	5,165		105
East Japan Railway Co	5,900		382
Kawasaki Kisen Kaisha Ltd	16,000		30
Keikyu Corp	12,000		110
See accompanying notes						112

			Schedule of Investments
			International Fund I
			January 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value	(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$7,461		$7,461
Lynch Repurchase Agreement; 0.16%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $7,610,147; 0.00% - 1.00%;
dated 07/05/12 - 05/04/37)
			$22,461
TOTAL REPURCHASE AGREEMENTS			$22,461
Total Investments			$1,169,286
Other Assets in Excess of Liabilities, Net - 1.43%			$16,962
TOTAL NET ASSETS - 100.00%			$1,186,248

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $170 or 0.01% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$77,919
Unrealized Depreciation	(65,143)
Net Unrealized Appreciation (Depreciation)	$12,776
Cost for federal income tax purposes	$1,156,510

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	19 .76%
Japan	16 .24%
France	9.00%
Switzerland	8.90%
Germany	7.70%
Australia	5.61%
Hong Kong	4.41%
Canada	3.32%
Netherlands	3.18%
Brazil	2.78%
Korea, Republic Of	1.93%
United States	1.92%
Belgium	1.88%
Singapore	1.71%
Norway	1.58%
Israel	1.31%
New Zealand	1.02%
Spain	0.99%
Russian Federation	0.98%
China	0.91%
Italy	0.84%
Sweden	0.79%
Denmark	0.61%
Ireland	0.49%
Finland	0.22%
Macao	0.13%
Luxembourg	0.12%
Guernsey	0.09%
Papua New Guinea	0.06%
Austria	0.03%
Bermuda	0.02%
Jersey, Channel Islands	0.02%
Portugal	0.02%
Other Assets in Excess of Liabilities, Net	1.43%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2012	Long	405	$28,843	$30,084	$1,241
S&P 500 Emini; March 2012	Long	196	12,427	12,820	393
Total					$1,634
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
International Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS - 95.88%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.04%					Banks (continued)
WPP PLC	40,495		$476		Danske Bank A/S (a)	638,233		$9,321
					DBS Group Holdings Ltd	51,989		560
					Deutsche Bank AG	24,937		1,056
Aerospace & Defense - 3.48%					DNB ASA	1,057,564		11,158
BAE Systems PLC	103,121		500		Fukuoka Financial Group Inc	32,000		136
Embraer SA ADR	386,500		10,598
Finmeccanica SpA	609,570		2,743		Gunma Bank Ltd/The	17,000		93
MTU Aero Engines Holding AG	292,059		20,365		Hachijuni Bank Ltd/The	17,000		100
Rolls-Royce Holdings PLC (a)	1,119,229		12,972		Hang Seng Bank Ltd	23,100		298
					Hiroshima Bank Ltd/The	13,000		61
			$47,178		Hokuhoku Financial Group Inc	52,000		104
Agriculture - 5.89%					HSBC Holdings PLC	1,360,966		11,424
British American Tobacco PLC	413,773		19,019		HSBC Holdings PLC	2,861,830		23,888
Golden Agri-Resources Ltd	179,000		105		Intesa Sanpaolo SpA	311,322		595
Imperial Tobacco Group PLC	525,200		18,787		Intesa Sanpaolo SpA - RSP	37,516		56
KT&G Corp	269,207		18,836		Israel Discount Bank Ltd (a)	31,852		46
Philip Morris International Inc	309,200		23,119		Joyo Bank Ltd/The	27,000		119
			$79,866		Mitsubishi UFJ Financial Group Inc	385,900		1,767
					Mizrahi Tefahot Bank Ltd	1,786		16
Airlines - 1.45%					Mizuho Financial Group Inc	610,300		921
Cathay Pacific Airways Ltd	49,000		97		National Australia Bank Ltd	66,759		1,690
Ryanair Holdings PLC ADR(a)	296,300		9,938
					Natixis	35,159		108
Singapore Airlines Ltd	1,093,000		9,645		Nishi-Nippon City Bank Ltd/The	18,000		53
			$19,680		Nordea Bank AB	70,915		594
Apparel - 1.14%					Oversea-Chinese Banking Corp Ltd	37,846		259
Billabong International Ltd	756,200		1,513		Resona Holdings Inc	50,600		225
Yue Yuen Industrial Holdings Ltd	4,567,200		13,987		Shizuoka Bank Ltd/The	25,000		256
			$15,500		Skandinaviska Enskilda Banken AB	1,422,460		8,943
					Societe Generale SA	20,947		558
Automobile Manufacturers - 2.67%					Sumitomo Mitsui Financial Group Inc	40,700		1,295
Daimler AG	24,416		1,349		Sumitomo Mitsui Trust Holdings Inc	98,070		306
Fiat SpA	15,789		95		Svenska Handelsbanken AB	15,136		454
Fuji Heavy Industries Ltd	24,000		163		UBS AG (a)	860,081		11,708
Honda Motor Co Ltd	464,400		16,244		UniCredit SpA (a)	47,192		234
Nissan Motor Co Ltd	84,700		799		United Overseas Bank Ltd	881,272		12,149
Renault SA	7,935		338		Westpac Banking Corp	91,904		2,064
Toyota Motor Corp	464,400		17,121		Yamaguchi Financial Group Inc	6,000		57
Volkswagen AG	609		98					$164,621
			$36,207
					Building Materials - 0.12%
Automobile Parts & Equipment - 0.13%					Asahi Glass Co Ltd	27,000		220
Cie Generale des Etablissements Michelin	5,726		392		Boral Ltd	30,134		129
Denso Corp	16,600		493		CRH PLC	18,796		372
JTEKT Corp	8,900		95		Fletcher Building Ltd	18,209		98
NGK Spark Plug Co Ltd	6,000		74		Geberit AG (a)	565		117
NOK Corp	4,300		81		Holcim Ltd (a)	6,580		375
Stanley Electric Co Ltd	6,000		92		Lafarge SA	8,301		338
Sumitomo Electric Industries Ltd	23,600		284					$1,649
Toyoda Gosei Co Ltd	2,600		42
Toyota Industries Corp	7,900		227		Chemicals - 5.35%
			$1,780		Air Liquide SA	52,624		6,623
					Air Water Inc	6,000		79
Banks - 12.13%					Akzo Nobel NV	329,047		17,117
Aozora Bank Ltd	24,000		67		Arkema SA	780		63
Australia & New Zealand Banking Group Ltd	80,158		1,822		Asahi Kasei Corp	34,000		215
Banca Carige SpA	17,347		34		Bayer AG	148,056		10,368
Banca Monte dei Paschi di Siena SpA	201,459		76		Daicel Corp	11,000		69
Banco Bilbao Vizcaya Argentaria SA	141,622		1,236		Denki Kagaku Kogyo KK	20,000		79
Banco Santander SA	2,628,554		20,458		Givaudan SA (a)	13,288		12,408
Bangkok Bank PCL	476,400		2,565		JSR Corp	7,500		153
Bank Hapoalim BM	46,625		163		Kaneka Corp	12,000		67
Bank Leumi Le-Israel BM	48,248		158		Koninklijke DSM NV	6,433		330
Bank of Yokohama Ltd/The	51,000		236		Linde AG	106,947		16,969
Bankinter SA	8,888		59		Mitsubishi Chemical Holdings Corp	40,500		228
Barclays PLC	6,728,122		22,535		Mitsubishi Gas Chemical Co Inc	16,000		90
Bendigo and Adelaide Bank Ltd	15,166		133		Mitsui Chemicals Inc	37,000		117
BNP Paribas	199,694		8,455		Shin-Etsu Chemical Co Ltd	135,100		7,020
BOC Hong Kong Holdings Ltd	111,800		295		Showa Denko KK	60,000		131
Chugoku Bank Ltd/The	5,000		68		Sumitomo Chemical Co Ltd	65,000		262
Commonwealth Bank of Australia	47,275		2,543		Tosoh Corp	11,000		31
Credit Agricole SA	41,250		254		Ube Industries Ltd/Japan	41,000		118
Credit Suisse Group AG (a)	30,529		792

See accompanying notes

Schedule of Investments
International Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)					Electronics (continued)
Wacker Chemie AG	419		$38		Yokogawa Electric Corp	1,605,300		$15,859
			$72,575					$16,454

Commercial Services - 0.05%					Engineering & Construction - 2.74%
Abertis Infraestructuras SA	7,817		132		Acciona SA	373		30
Dai Nippon Printing Co Ltd	23,000		247		ACS Actividades de Construccion y Servicios	6,232		192
Kamigumi Co Ltd	10,000		88		SA
Securitas AB	12,815		120		Balfour Beatty PLC	2,026,487		8,750
Toppan Printing Co Ltd	8,000		64		Bouygues SA	7,799		242
			$651		Fomento de Construcciones y Contratas SA	2,084		49
					Fraport AG Frankfurt Airport Services	526		32
Computers - 0.82%					Worldwide
Fujitsu Ltd	59,000		315		JGC Corp	602,000		16,578
Gemalto NV	196,276		10,534		Kajima Corp	35,000		119
TDK Corp	5,100		243		Kinden Corp	5,000		44
			$11,092		Leighton Holdings Ltd	4,063		101
Distribution & Wholesale - 4.33%					Obayashi Corp	27,000		130
Hitachi High-Technologies Corp	2,500		55		SembCorp Industries Ltd	661,000		2,512
ITOCHU Corp	1,590,600		17,300		Shimizu Corp	16,000		73
Jardine Cycle & Carriage Ltd	609,100		24,875		Skanska AB	16,511		288
Marubeni Corp	49,000		338		Sydney Airport	5,727		16
Mitsubishi Corp	42,100		960		Taisei Corp	44,000		122
Mitsui & Co Ltd	52,000		883		Tecnicas Reunidas SA	199,244		7,221
Sumitomo Corp	983,100		14,124		Vinci SA	13,842		642
Toyota Tsusho Corp	8,700		165					$37,141
			$58,700		Entertainment - 0.83%
Diversified Financial Services - 0.99%					OPAP SA	514,926		5,281
Aeon Credit Service Co Ltd	3,200		49		Sankyo Co Ltd	117,200		5,727
Credit Saison Co Ltd	6,100		124		TABCORP Holdings Ltd	28,747		89
Deutsche Boerse AG (a)	5,230		308		Tatts Group Ltd	55,215		149
Investec PLC	21,278		126					$11,246
Macquarie Group Ltd	9,175		248		Food - 1.87%
Mitsubishi UFJ Lease & Finance Co Ltd	2,360		99		Carrefour SA	15,566		355
Nomura Holdings Inc	111,000		406		Casino Guichard Perrachon SA	47,358		4,212
Old Mutual PLC	170,800		393		Dairy Crest Group PLC	1,049,643		5,185
ORIX Corp	3,320		311		Delhaize Group SA	4,220		230
Shinhan Financial Group Co Ltd	286,075		11,396		J Sainsbury PLC	51,163		233
			$13,460		Kesko OYJ	2,762		98
Electric - 0.92%					Koninklijke Ahold NV	16,788		222
A2A SpA	22,095		21		MEIJI Holdings Co Ltd	1,800		79
AGL Energy Ltd	19,032		295		Metcash Ltd	31,395		135
Chubu Electric Power Co Inc	20,900		385		Nestle SA	30,982		1,775
CLP Holdings Ltd	57,000		467		TESCO PLC	2,538,153		12,783
E.ON AG	56,579		1,210					$25,307
EDF SA	9,986		230		Forest Products & Paper - 0.06%
EDP - Energias de Portugal SA	78,742		230		Nippon Paper Group Inc	4,300		92
Electric Power Development Co Ltd	5,000		133		Stora Enso OYJ	23,809		169
Enel SpA	203,804		833		Svenska Cellulosa AB	17,858		298
GDF Suez	247,059		6,706		UPM-Kymmene OYJ	21,672		278
Hokkaido Electric Power Co Inc	7,400		105					$837
Kansai Electric Power Co Inc/The	22,700		365
Power Assets Holdings Ltd	40,500		292		Gas - 3.14%
RWE AG	15,375		588		Centrica PLC	90,168		417
SP AusNet	64,777		66		Enagas SA	566,903		11,346
SSE PLC	12,399		239		Gas Natural SDG SA	14,199		232
Tohoku Electric Power Co Inc	19,900		188		National Grid PLC	1,434,724		14,289
Tokyo Electric Power Co Inc/The	38,800		106		Osaka Gas Co Ltd	57,000		229
			$12,459		Snam Rete Gas SpA	3,515,749		15,847
					Tokyo Gas Co Ltd	67,000		309
Electrical Components & Equipment - 1.85%								$42,669
Brother Industries Ltd	9,800		132
Hitachi Ltd	143,000		799		Hand & Machine Tools - 1.30%
Legrand SA	368,324		12,705		Fuji Electric Co Ltd	23,000		61
Mabuchi Motor Co Ltd	217,700		9,326		Mori Seiki Co Ltd	569,800		5,539
Toshiba TEC Corp	569,600		2,182		SMC Corp/Japan	69,500		12,064
			$25,144					$17,664

Electronics - 1.21%					Healthcare - Services - 0.01%
Hirose Electric Co Ltd	500		48		Sonic Healthcare Ltd	15,103		180
Koninklijke Philips Electronics NV	27,064		547

See accompanying notes

Schedule of Investments
International Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Holding Companies - Diversified - 0.10%					Leisure Products & Services (continued)
First Pacific Co Ltd/Hong Kong	30,000		$34		Yamaha Corp	4,300		$40
Groupe Bruxelles Lambert SA	3,385		245					$307
Hutchison Whampoa Ltd	63,000		599
NWS Holdings Ltd	54,690		89		Lodging - 0.01%
					Echo Entertainment Group Ltd (a)	28,747		110
Swire Pacific Ltd	10,500		117
Wendel SA	859		64
Wharf Holdings Ltd	47,000		267		Machinery - Diversified - 0.65%
			$1,415		Amada Co Ltd	1,119,000		7,737
					Metso OYJ	3,347		146
Home Builders - 0.83%					Teco Electric and Machinery Co Ltd	1,331,700		880
Brookfield Incorporacoes SA	3,009,700		10,576		Zardoya Otis SA	3,029		43
Daiwa House Industry Co Ltd	20,000		253
Sekisui Chemical Co Ltd	18,000		158					$8,806
Sekisui House Ltd	25,000		235		Media - 1.60%
			$11,222		Axel Springer AG	1,592		75
					Fairfax Media Ltd	86,636		68
Insurance - 7.79%					Mediaset SpA	29,567		87
Allianz SE	14,043		1,544		Reed Elsevier NV	1,755,995		20,893
AMP Ltd	75,150		341
Aviva PLC	1,887,434		10,392		Reed Elsevier PLC	24,476		203
					Sanoma OYJ	3,360		45
AXA SA	685,532		10,407		Singapore Press Holdings Ltd	41,000		121
Baloise Holding AG	2,025		155
CNP Assurances	6,057		82		Wolters Kluwer NV	13,144		238
Gjensidige Forsikring ASA	8,156		94					$21,730
Hannover Rueckversicherung AG	2,469		132		Metal Fabrication & Hardware - 0.01%
Helvetia Holding AG	33,568		11,268		Maruichi Steel Tube Ltd	1,900		45
ING Groep NV (a)	1,613,031		14,681		Sims Metal Management Ltd	3,392		54
Legal & General Group PLC	177,247		322					$99
Mapfre SA	33,127		110
MS&AD Insurance Group Holdings	15,500		318		Mining - 1.60%
Muenchener Rueckversicherungs AG	93,960		12,241		Anglo American PLC	335,266		13,863
NKSJ Holdings Inc	11,400		248		Boliden AB	11,195		191
Prudential PLC	78,722		869		Eurasian Natural Resources Corp PLC	570,795		6,211
QBE Insurance Group Ltd	33,139		403		Mitsubishi Materials Corp	45,000		141
RSA Insurance Group PLC	145,518		243		OZ Minerals Ltd	14,253		165
Sampo OYJ	12,979		342		Xstrata PLC	66,401		1,124
SCOR SE	88,692		2,232					$21,695
Sony Financial Holdings Inc	986,600		16,400		Miscellaneous Manufacturing - 1.98%
Standard Life PLC	97,127		333		FUJIFILM Holdings Corp	12,500		297
Swiss Re AG (a)	5,591		303
					Konica Minolta Holdings Inc	19,500		142
Tokio Marine Holdings Inc	22,100		554		Orkla ASA	1,188,000		9,628
Vienna Insurance Group AG Wiener	1,555		67		Siemens AG	178,155		16,811
Versicherung Gruppe								$26,878
Zurich Financial Services (a)	90,082		21,627
			$105,708		Office & Business Equipment - 1.16%
					Canon Inc	360,800		15,574
Internet - 0.00%					Neopost SA	1,472		104
SBI Holdings Inc/Japan	901		68		Seiko Epson Corp	3,500		44
								$15,722

Investment Companies - 0.04%					Oil & Gas - 6.10%
BGP Holdings PLC (a),(b),(c)	738,711		—
					BP PLC	4,309,837		31,978
Investor AB	12,218		247		Caltex Australia Ltd	5,525		75
Kinnevik Investment AB	4,767		100		Cosmo Oil Co Ltd	25,000		73
Pargesa Holding SA	382		27		ENI SpA	551,910		12,200
Resolution Ltd	29,429		126		Idemitsu Kosan Co Ltd	600		65
			$500		Inpex Corp	45		307
Iron & Steel - 1.15%					Japan Petroleum Exploration Co	1,300		58
ArcelorMittal	261,845		5,269		JX Holdings Inc	68,010		410
Daido Steel Co Ltd	11,000		72		OMV AG	6,826		224
JFE Holdings Inc	7,100		127		Repsol YPF SA	7,451		205
Kobe Steel Ltd	54,000		88		Royal Dutch Shell PLC - A Shares	97,555		3,444
Nippon Steel Corp	152,000		373		Royal Dutch Shell PLC - A Shares	492,780		17,455
Nisshin Steel Co Ltd	28,000		43		Royal Dutch Shell PLC - B Shares	72,361		2,632
Rio Tinto PLC	155,220		9,307		Showa Shell Sekiyu KK	7,900		54
Sumitomo Metal Industries Ltd	135,000		241		Statoil ASA	382,265		9,585
Voestalpine AG	4,536		149		TonenGeneral Sekiyu KK	12,000		114
			$15,669		Total SA	74,044		3,913
								$82,792
Leisure Products & Services - 0.02%
Sega Sammy Holdings Inc	9,400		203		Oil & Gas Services - 1.42%
Tui Travel PLC	21,110		64		Petrofac Ltd	371,868		8,526

See accompanying notes

Schedule of Investments
International Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services (continued)					Retail (continued)
Technip SA	114,895		$10,779		Rallye SA	230,869		$7,468
			$19,305		Seven & I Holdings Co Ltd	14,600		411
					Statoil Fuel & Retail ASA	1,264,200		9,367
Packaging & Containers - 0.83%					Takashimaya Co Ltd	12,000		93
Amcor Ltd/Australia	36,924		276		USS Co Ltd	900		86
Rexam PLC	1,857,757		10,949		Wesfarmers Ltd	173		6
			$11,225					$18,660

Pharmaceuticals - 7.06%					Semiconductors - 0.48%
Astellas Pharma Inc	13,200		542		Elpida Memory Inc (a)	10,700		45
AstraZeneca PLC	50,700		2,440		Tokyo Electron Ltd	113,800		6,480
Daiichi Sankyo Co Ltd	20,400		388					$6,525
Eisai Co Ltd	7,600		315
GlaxoSmithKline PLC	68,596		1,524		Shipbuilding - 1.35%
Kyowa Hakko Kirin Co Ltd	5,000		62		Hyundai Heavy Industries Co Ltd	35,213		9,764
Novartis AG	650,801		35,209		SembCorp Marine Ltd	2,161,000		8,539
Roche Holding AG	75,497		12,778		Yangzijiang Shipbuilding Holdings Ltd	40,000		35
Sanofi-Aventis SA	480,994		35,529					$18,338
Takeda Pharmaceutical Co Ltd	23,500		1,021
Teva Pharmaceutical Industries Ltd	14,014		631		Software - 1.40%
Teva Pharmaceutical Industries Ltd ADR	119,400		5,389		Amadeus IT Holding SA	6,467		111
			$95,828		Sage Group PLC	1,427,165		6,592
					SAP AG	115,944		7,005
Real Estate - 0.17%					UBISOFT Entertainment (a)	670,461		5,244
CapitaLand Ltd	107,000		224					$18,952
Cheung Kong Holdings Ltd	38,000		512
Fraser and Neave Ltd	13,000		70		Telecommunications - 3.87%
Global Logistic Properties Ltd (a)	38,000		60		Belgacom SA	6,694		209
Henderson Land Development Co Ltd	37,800		205		Bezeq The Israeli Telecommunication Corp	71,225		124
Hopewell Holdings Ltd	23,000		60		Ltd
Keppel Land Ltd	31,000		70		Cellcom Israel Ltd	2,282		33
Kerry Properties Ltd	30,000		115		Deutsche Telekom AG	92,427		1,040
New World Development Co Ltd	154,720		170		Elisa OYJ	6,222		131
					Foxconn International Holdings Ltd (a)	44,000		30
Nomura Real Estate Holdings Inc	3,800		59
Sino Land Co Ltd	122,028		203		France Telecom SA	49,223		738
					HKT Trust / HKT Ltd (a)	3,565		2
Sun Hung Kai Properties Ltd	20,505		284
Swire Properties Ltd (a)	7,350		19		KDDI Corp	1,507		9,550
Tokyu Land Corp	18,000		75		Koninklijke KPN NV	39,632		434
UOL Group Ltd	19,000		69		Mobistar SA	1,251		63
Wheelock & Co Ltd	38,000		121		Nippon Telegraph & Telephone Corp	15,100		755
			$2,316		Nokia OYJ	100,454		502
					NTT DoCoMo Inc	412		732
REITS - 0.23%					Partner Communications Co Ltd	3,571		30
Ascendas Real Estate Investment Trust	74,000		110		Singapore Telecommunications Ltd	115,000		283
British Land Co PLC	34,774		268		Swisscom AG	762		301
Capital Shopping Centres Group PLC	23,058		117		Telecom Corp of New Zealand Ltd	78,611		136
CFS Retail Property Trust	77,000		140		Telecom Italia SpA	298,000		303
Corio NV	2,412		112		Telefonaktiebolaget LM Ericsson	52,508		488
Dexus Property Group	199,647		189		Telefonica SA	109,906		1,916
Fonciere Des Regions	1,119		74		TeliaSonera AB	67,998		452
Gecina SA	883		84		Telstra Corp Ltd	130,384		461
GPT Group	73,242		240		Vivendi SA	39,772		832
Hammerson PLC	29,529		176		Vodafone Group PLC	12,256,444		32,988
Japan Prime Realty Investment Corp	28		67					$52,533
Japan Retail Fund Investment Corp	50		73
Land Securities Group PLC	24,845		264		Textiles - 0.01%
Nippon Building Fund Inc	22		197		Teijin Ltd	38,000		123
Nomura Real Estate Office Fund Inc	11		59
Segro PLC	30,738		106		Toys, Games & Hobbies - 0.23%
Stockland	63,763		227		Nintendo Co Ltd	22,700		3,079
Westfield Group	59,022		533
Westfield Retail Trust	42,365		114
			$3,150		Transportation - 1.87%
					AP Moller - Maersk A/S - B shares	40		295
Retail - 1.38%					ComfortDelGro Corp Ltd	77,000		91
Aeon Co Ltd	17,900		236		Deutsche Post AG	797,908		13,255
Citizen Holdings Co Ltd	10,800		66		Kawasaki Kisen Kaisha Ltd	28,000		53
Harvey Norman Holdings Ltd	21,928		48		Mitsui OSK Lines Ltd	50,000		189
Isetan Mitsukoshi Holdings Ltd	15,600		176		Nippon Express Co Ltd	18,000		72
J Front Retailing Co Ltd	20,000		98		Nippon Yusen KK	63,000		160
Marks & Spencer Group PLC	48,036		247		PostNL NV	1,664,018		6,682
PPR	2,274		358		TNT Express NV	504,151		4,219

See accompanying notes

Schedule of Investments
International Value Fund I
January 31, 2012 (unaudited)

						Unrealized Appreciation (Depreciation)
						The net federal income tax unrealized appreciation (depreciation) and federal tax
	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	cost of investments held as of the period end were as follows:
	Transportation (continued)
	Toll Holdings Ltd	27,051		$143		Unrealized Appreciation	$131,659
	West Japan Railway Co	5,100		216		Unrealized Depreciation	(129,232)
				$25,375		Net Unrealized Appreciation (Depreciation)	$2,427
						Cost for federal income tax purposes	$1,328,031
Water	- 0.02%
	Suez Environnement Co	7,508		96		All dollar amounts are shown in thousands (000's)
	Veolia Environnement	15,173		173
				$269		Portfolio Summary (unaudited)
	TOTAL COMMON STOCKS			$1,300,935		Country	Percent
	PREFERRED STOCKS - 0.06%	Shares Held	Value	(000	's)	United Kingdom	21 .35%
	Automobile Manufacturers - 0.05%					Japan	16 .72%
	Bayerische Motoren Werke AG	2,154		123		France	8.88%
	Porsche Automobil Holding SE	4,109		252		Switzerland	8.10%
	Volkswagen AG	1,610		285		Germany	7.76%
				$660		Netherlands	7.33%
						Singapore	4.41%
	Electric - 0.00%					United States	3.83%
	RWE AG	1,610		57		Spain	3.18%
						Norway	2.95%
Media	- 0.01%					Korea, Republic Of	2.95%
	ProSiebenSat.1 Media AG	3,194		75		Italy	2.43%
						Brazil	1.56%
	TOTAL PREFERRED STOCKS			$792		Hong Kong	1.33%
		Maturity				Australia	1.07%
	REPURCHASE AGREEMENTS - 2.12%	Amount (000's)	Value	(000	's)	Sweden	0.90%
						Ireland	0.80%
Banks	- 2.12%					Denmark	0.71%
	Investment in Joint Trading Account; Credit	$4,811		$4,811		Israel	0.48%
	Suisse Repurchase Agreement; 0.18%					Greece	0.39%
	dated 01/31/12 maturing 02/01/12					Luxembourg	0.38%
	(collateralized by US Government					Thailand	0.19%
	Securities; $4,906,906; 4.38% - 8.00%;					Finland	0.13%
	dated 11/15/21 - 11/15/39)					Belgium	0.07%
	Investment in Joint Trading Account; Deutsche	11,612		11,612		Taiwan, Province Of China	0.07%
	Bank Repurchase Agreement; 0.22% dated					Austria	0.04%
	01/31/12 maturing 02/01/12 (collateralized					Portugal	0.02%
	by US Government Securities;					New Zealand	0.02%
	$11,844,255 ; 0.00% - 5.25%; dated					Guernsey	0.01%
	02/01/12 - 12/09/31)					China	0.00%
	Investment in Joint Trading Account; JP	2,765		2,764		Other Assets in Excess of Liabilities, Net	1.94%
	Morgan Repurchase Agreement; 0.15%					TOTAL NET ASSETS	100.00%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $2,820,061; 0.00% - 7.00%;
	dated 09/20/12 - 04/15/30)
	Investment in Joint Trading Account; Merrill	9,544		9,544
	Lynch Repurchase Agreement; 0.16%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $9,734,525; 0.00% - 1.00%;
	dated 07/05/12 - 05/04/37)
				$28,731
	TOTAL REPURCHASE AGREEMENTS			$28,731
	Total Investments			$1,330,458
	Other Assets in Excess of Liabilities, Net - 1.94%			$26,349
	TOTAL NET ASSETS - 100.00%			$1,356,807

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

See accompanying notes

Schedule of Investments
International Value Fund I
January 31, 2012 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Euro	Bank of New York Mellon		04/25/2012	9,896,500	$12,975	$12,947	$28
Total							$28

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
eMini MSCI EAFE; March 2012		Long	499	$34,962		$37,066	$2,104
S&P 500 Emini; March 2012		Long	241	15,036		15,764	728
Total							$2,832
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2012 (unaudited)

COMMON STOCKS - 97.87%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.10%					Beverages (continued)
Interpublic Group of Cos Inc	16,762		$173		Molson Coors Brewing Co	15,400		$661
Omnicom Group Inc	19,016		867		PepsiCo Inc	134,700		8,846
			$1,040					$19,958

Aerospace & Defense - 1.59%					Biotechnology - 1.03%
Boeing Co/The	50,072		3,715		Amgen Inc	36,580		2,484
General Dynamics Corp	8,764		606		Biogen Idec Inc (a)	11,060		1,304
Goodrich Corp	2,561		319		Celgene Corp (a)	24,634		1,791
L-3 Communications Holdings Inc	3,428		243		Dendreon Corp (a)	13,300		181
Lockheed Martin Corp	8,570		705		Gilead Sciences Inc (a)	45,270		2,211
Northrop Grumman Corp	6,419		373		Human Genome Sciences Inc (a)	190,250		1,872
Orbital Sciences Corp (a)	363,178		5,262		Life Technologies Corp (a)	9,247		448
Raytheon Co	15,004		720					$10,291
Rockwell Collins Inc	5,375		311
United Technologies Corp	46,900		3,675		Chemicals - 2.34%
			$15,929		Air Products & Chemicals Inc	6,172		543
					Celanese Corp	116,440		5,672
Agriculture - 2.13%					CF Industries Holdings Inc	2,360		419
Altria Group Inc	83,797		2,380		Dow Chemical Co/The	40,817		1,367
Archer-Daniels-Midland Co	21,461		615		Eastman Chemical Co	4,688		236
Lorillard Inc	3,309		355		Ecolab Inc	100,191		6,055
Philip Morris International Inc	240,787		18,003		EI du Pont de Nemours & Co	28,942		1,472
			$21,353		FMC Corp	2,491		231
					International Flavors & Fragrances Inc	2,703		151
Airlines - 0.05%					LyondellBasell Industries NV	10,100		435
Southwest Airlines Co	52,124		499		Monsanto Co	28,402		2,331
					Mosaic Co/The	7,014		393
Apparel - 0.32%					Potash Corp of Saskatchewan Inc	10,700		500
Coach Inc	13,387		938		PPG Industries Inc	12,710		1,139
Nike Inc	18,292		1,902		Praxair Inc	14,007		1,488
Ralph Lauren Corp	2,264		344		Sherwin-Williams Co/The	7,385		720
			$3,184		Sigma-Aldrich Corp	4,197		286
								$23,438
Automobile Manufacturers - 0.56%
Ford Motor Co	404,532		5,025		Coal - 0.12%
General Motors Co (a)	23,200		557		Arch Coal Inc	8,500		123
			$5,582		Consol Energy Inc	9,000		322
					Peabody Energy Corp	21,930		747
Automobile Parts & Equipment - 0.65%								$1,192
BorgWarner Inc (a)	3,846		287
Johnson Controls Inc	187,898		5,970		Commercial Services - 1.79%
TRW Automotive Holdings Corp (a)	7,200		270		Apollo Group Inc (a)	4,237		222
			$6,527		Automatic Data Processing Inc	89,231		4,888
					DeVry Inc	2,130		80
Banks - 7.01%					Equifax Inc	4,360		170
Bank of America Corp	354,810		2,530		H&R Block Inc	19,170		314
Bank of New York Mellon Corp/The	25,285		509		Mastercard Inc	5,554		1,975
BB&T Corp	15,886		432		Moody's Corp	164,700		6,132
Capital One Financial Corp	11,243		514		Paychex Inc	14,424		455
Citigroup Inc	286,850		8,812		Robert Half International Inc	9,800		271
Comerica Inc	106,906		2,958		RR Donnelley & Sons Co	6,188		70
Fifth Third Bancorp	68,137		887		SAIC Inc (a)	9,205		118
Goldman Sachs Group Inc/The	19,677		2,193		Total System Services Inc	5,311		114
Huntington Bancshares Inc/OH	44,500		254		Visa Inc	22,021		2,216
JP Morgan Chase & Co	415,466		15,496		Western Union Co/The	45,341		866
KeyCorp	33,332		259					$17,891
M&T Bank Corp	7,893		629
Morgan Stanley	328,100		6,119		Computers - 6.54%
Northern Trust Corp	19,700		812		Accenture PLC - Class A	29,261		1,678
PNC Financial Services Group Inc	24,982		1,472		Apple Inc (a)	73,193		33,412
State Street Corp	10,079		395		Cognizant Technology Solutions Corp (a)	6,172		443
SunTrust Banks Inc	116,770		2,402		Dell Inc (a)	131,640		2,269
US Bancorp	97,652		2,756		EMC Corp/Massachusetts (a)	93,741		2,415
Wells Fargo & Co	703,384		20,546		Hewlett-Packard Co	121,664		3,404
Zions Bancorporation	9,300		157		IBM Corp	100,704		19,395
			$70,132		Lexmark International Inc	2,690		94
					NetApp Inc (a)	12,315		465
Beverages - 2.00%					SanDisk Corp (a)	26,524		1,216
Beam Inc	5,450		285		Teradata Corp (a)	5,887		315
Coca-Cola Co/The	124,801		8,428		Western Digital Corp (a)	7,771		282
Coca-Cola Enterprises Inc	39,822		1,067					$65,388
Constellation Brands Inc (a)	5,903		123
Dr Pepper Snapple Group Inc	14,133		548

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Consumer Products - 0.13%					Electronics - 1.77%
Clorox Co/The	4,394		$302		Agilent Technologies Inc	20,381		$865
Kimberly-Clark Corp	13,864		992		Honeywell International Inc	136,083		7,898
			$1,294		Jabil Circuit Inc	6,569		149
					PerkinElmer Inc	3,955		95
Cosmetics & Personal Care - 1.66%					TE Connectivity Ltd	14,880		507
Avon Products Inc	30,400		540		Thermo Fisher Scientific Inc (a)	22,134		1,171
Colgate-Palmolive Co	21,627		1,962		Tyco International Ltd	133,339		6,794
Estee Lauder Cos Inc/The	7,522		436		Waters Corp (a)	3,141		272
Procter & Gamble Co	216,218		13,630					$17,751
			$16,568
					Engineering & Construction - 0.09%
Distribution & Wholesale - 0.11%					Fluor Corp	11,028		620
Fastenal Co	7,800		364		Jacobs Engineering Group Inc (a)	4,492		201
Genuine Parts Co	5,232		334		McDermott International Inc (a)	10,700		130
WW Grainger Inc	2,127		406					$951
			$1,104
					Entertainment - 0.07%
Diversified Financial Services - 1.59%					International Game Technology	45,684		728
American Express Co	165,611		8,304
Ameriprise Financial Inc	16,457		881
BlackRock Inc	2,316		421		Environmental Control - 0.17%
CME Group Inc	4,943		1,183		Republic Services Inc	10,698		313
Discover Financial Services	31,888		867		Stericycle Inc (a)	11,683		982
E*Trade Financial Corp (a)	8,900		73		Waste Management Inc	10,926		380
Federated Investors Inc	3,136		54					$1,675
Franklin Resources Inc	8,202		870
IntercontinentalExchange Inc (a)	2,374		272		Food - 2.21%
					ConAgra Foods Inc	14,502		387
Invesco Ltd	35,443		800		Dean Foods Co (a)	6,424		69
Legg Mason Inc	19,161		488
NASDAQ OMX Group Inc/The (a)	5,093		126		General Mills Inc	43,983		1,752
NYSE Euronext	8,985		239		HJ Heinz Co	7,905		410
SLM Corp	42,191		631		Hormel Foods Corp	4,472		129
					JM Smucker Co/The	3,805		300
T Rowe Price Group Inc	6,343		367		Kellogg Co	62,685		3,104
TD Ameritrade Holding Corp	18,100		292		Kraft Foods Inc	63,467		2,430
			$15,868		Kroger Co/The	36,600		870
Electric - 2.23%					McCormick & Co Inc/MD	206,749		10,449
AES Corp/The (a)	119,402		1,523		Safeway Inc	12,474		274
Ameren Corp	8,169		259		SUPERVALU Inc	7,422		51
American Electric Power Co Inc	11,202		443		Sysco Corp	11,847		357
Calpine Corp (a)	22,700		331		Tyson Foods Inc	10,562		197
CMS Energy Corp	7,916		173		Whole Foods Market Inc	17,316		1,282
Consolidated Edison Inc	6,790		400					$22,061
Constellation Energy Group Inc	7,042		257
Dominion Resources Inc/VA	11,676		584		Forest Products & Paper - 0.72%
DTE Energy Co	5,586		297		International Paper Co	226,737		7,060
Duke Energy Corp	33,371		711		MeadWestvaco Corp	5,970		176
Edison International	30,840		1,266					$7,236
Entergy Corp	17,553		1,218		Gas - 0.86%
Exelon Corp	41,888		1,666		CenterPoint Energy Inc	32,386		598
FirstEnergy Corp	31,797		1,343		NiSource Inc	9,507		216
Integrys Energy Group Inc	2,725		141		Sempra Energy	136,505		7,767
NextEra Energy Inc	8,663		519					$8,581
Northeast Utilities	5,708		198
NRG Energy Inc (a)	8,274		140		Hand & Machine Tools - 0.03%
NV Energy Inc	61,380		994		Snap-on Inc	1,919		108
PG&E Corp	26,540		1,079		Stanley Black & Decker Inc	2,700		190
Pinnacle West Capital Corp	3,723		176					$298
PPL Corp	14,113		392		Healthcare - Products - 1.29%
Progress Energy Inc	5,987		325		Baxter International Inc	29,288		1,625
Public Service Enterprise Group Inc	11,762		357		Becton Dickinson and Co	4,459		350
Southern Co/The	17,859		814		Boston Scientific Corp (a)	91,365		545
TECO Energy Inc	22,364		404		Covidien PLC	80,834		4,163
Wisconsin Energy Corp	171,140		5,819		CR Bard Inc	5,707		528
Xcel Energy Inc	16,172		430		DENTSPLY International Inc	21,000		792
			$22,259		Edwards Lifesciences Corp (a)	4,600		380
					Hospira Inc (a)	2,900		100
Electrical Components & Equipment - 0.30%					Intuitive Surgical Inc (a)	798		367
Emerson Electric Co	47,636		2,448
Energizer Holdings Inc (a)	5,400		416		Medtronic Inc	21,866		843
Molex Inc	4,489		119		Patterson Cos Inc	3,289		106
			$2,983		St Jude Medical Inc	18,014		751
					Stryker Corp	27,449		1,522

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Lodging (continued)
Zimmer Holdings Inc	14,279		$867		Starwood Hotels & Resorts Worldwide Inc	28,670		$1,555
			$12,939		Wyndham Worldwide Corp	5,608		223
					Wynn Resorts Ltd	1,000		115
Healthcare - Services - 1.19%								$3,570
Aetna Inc	121,251		5,299
Cigna Corp	9,983		448		Machinery - Construction & Mining - 0.36%
Coventry Health Care Inc (a)	5,156		155		Caterpillar Inc	27,936		3,048
DaVita Inc (a)	4,000		327		Joy Global Inc	6,010		545
HCA Holdings Inc (a)	15,300		374					$3,593
Humana Inc	6,686		595
Quest Diagnostics Inc	6,000		348		Machinery - Diversified - 0.53%
UnitedHealth Group Inc	57,568		2,981		Cummins Inc	38,699		4,025
WellPoint Inc	20,909		1,345		Deere & Co	9,580		825
			$11,872		Roper Industries Inc	3,382		316
					Xylem Inc/NY	6,029		156
Home Builders - 1.15%								$5,322
Lennar Corp	118,250		2,541
Toll Brothers Inc (a)	408,734		8,915		Media - 2.97%
			$11,456		CBS Corp	15,602		444
					Comcast Corp - Class A	126,393		3,361
Home Furnishings - 0.04%					DIRECTV (a)	30,276		1,363
Harman International Industries Inc	9,437		398		Discovery Communications Inc - A Shares (a)	9,149		392
					Discovery Communications Inc - C Shares (a)	11,350		441
					Gannett Co Inc	8,145		115
Insurance - 3.02%					McGraw-Hill Cos Inc/The	13,152		605
ACE Ltd	8,263		575		News Corp - Class A	53,476		1,007
Aflac Inc	23,053		1,111
Allstate Corp/The	36,700		1,059		News Corp - Class B	392,906		7,650
					Scripps Networks Interactive	3,083		134
Aon Corp	14,795		716		Time Warner Cable Inc	17,190		1,268
Assurant Inc	3,267		129
Berkshire Hathaway Inc - Class A (a)	46		5,425		Time Warner Inc	54,712		2,028
Berkshire Hathaway Inc - Class B (a)	69,833		5,473		Viacom Inc	13,700		644
Chubb Corp/The	22,064		1,487		Walt Disney Co/The	263,318		10,242
Hartford Financial Services Group Inc	15,123		265					$29,694
Lincoln National Corp	10,712		231		Metal Fabrication & Hardware - 0.12%
Loews Corp	19,884		742		Precision Castparts Corp	7,255		1,188
Marsh & McLennan Cos Inc	39,583		1,250
MetLife Inc	236,738		8,365
Progressive Corp/The	21,564		437		Mining - 1.42%
Prudential Financial Inc	11,950		684		Alcoa Inc	35,089		356
Sun Life Financial Inc	10,100		202		Freeport-McMoRan Copper & Gold Inc	45,181		2,088
Torchmark Corp	3,764		172		Newmont Mining Corp	180,934		11,124
Travelers Cos Inc/The	22,674		1,322		Vulcan Materials Co	14,500		636
Unum Group	10,154		232					$14,204
XL Group PLC	17,800		361		Miscellaneous Manufacturing - 3.36%
			$30,238		3M Co	37,503		3,252
Internet - 2.99%					Cooper Industries PLC	17,042		1,008
Amazon.com Inc (a)	33,658		6,544		Danaher Corp	51,170		2,687
eBay Inc (a)	33,639		1,063		Dover Corp	6,140		389
Expedia Inc	3,291		106		Eaton Corp	60,001		2,942
Google Inc (a)	32,237		18,701		General Electric Co	865,252		16,189
Groupon Inc (a)	9,800		200		Harsco Corp	143,207		3,184
Liberty Interactive Corp (a)	19,600		336		Illinois Tool Works Inc	11,467		608
Netflix Inc (a)	3,400		409		Ingersoll-Rand PLC	45,744		1,598
Priceline.com Inc (a)	3,264		1,728		Leggett & Platt Inc	4,952		106
Symantec Corp (a)	25,572		440		Pall Corp	6,400		382
Yahoo! Inc (a)	27,146		420		Parker Hannifin Corp	5,291		427
			$29,947		Textron Inc	31,009		790
								$33,562
Iron & Steel - 0.13%
Cliffs Natural Resources Inc	9,807		709		Office & Business Equipment - 0.08%
Nucor Corp	8,900		396		Pitney Bowes Inc	7,141		135
United States Steel Corp	7,600		229		Xerox Corp	82,295		638
			$1,334					$773

Leisure Products & Services - 0.64%					Oil & Gas - 9.13%
Carnival Corp	27,200		822		Anadarko Petroleum Corp	10,203		824
Harley-Davidson Inc	126,322		5,582		Apache Corp	87,954		8,697
			$6,404		Chesapeake Energy Corp	15,179		321
					Chevron Corp	145,511		15,000
Lodging - 0.36%					Cimarex Energy Co	3,700		216
Las Vegas Sands Corp	21,000		1,031		Concho Resources Inc (a)	2,600		277
Marriott International Inc/DE	18,739		646		ConocoPhillips	49,686		3,389

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					REITS - 1.81%
Denbury Resources Inc (a)	13,434		$253		American Tower Corp	111,854		$7,104
Devon Energy Corp	76,706		4,895		Annaly Capital Management Inc	122,420		2,062
Diamond Offshore Drilling Inc	71,818		4,474		Apartment Investment & Management Co	3,942		97
EOG Resources Inc	12,553		1,332		AvalonBay Communities Inc	3,255		443
EQT Corp	10,428		527		Boston Properties Inc	3,399		354
Exxon Mobil Corp	405,580		33,964		Equity Residential	6,588		392
Helmerich & Payne Inc	3,636		224		General Growth Properties Inc	23,400		369
Hess Corp	17,579		990		HCP Inc	9,170		385
Marathon Oil Corp	16,675		523		Health Care REIT Inc	6,592		377
Marathon Petroleum Corp	23,498		898		Host Hotels & Resorts Inc	24,701		406
Murphy Oil Corp	18,180		1,083		Kimco Realty Corp	13,798		252
Nabors Industries Ltd (a)	9,766		182		Plum Creek Timber Co Inc	5,290		205
Newfield Exploration Co (a)	92,807		3,509		ProLogis Inc	13,753		436
Noble Corp (a)	22,328		778		Public Storage Inc	7,915		1,098
Noble Energy Inc	4,116		414		Simon Property Group Inc	16,540		2,247
Occidental Petroleum Corp	33,726		3,365		Ventas Inc	6,544		382
QEP Resources Inc	5,707		163		Vornado Realty Trust	14,351		1,161
Range Resources Corp	1,300		75		Weyerhaeuser Co	19,267		386
Southwestern Energy Co (a)	14,400		448					$18,156
Tesoro Corp (a)	4,842		121
Total SA ADR	62,315		3,301		Retail - 4.88%
					AutoNation Inc (a)	1,733		62
Valero Energy Corp	31,913		766		AutoZone Inc (a)	2,917		1,015
WPX Energy Inc (a)	17,883		295
					Bed Bath & Beyond Inc (a)	21,416		1,300
			$91,304		Best Buy Co Inc	11,073		265
Oil & Gas Services - 1.89%					Big Lots Inc (a)	2,846		112
Baker Hughes Inc	27,141		1,333		CarMax Inc (a)	30,000		913
Cameron International Corp (a)	27,130		1,443		Chipotle Mexican Grill Inc (a)	2,596		953
FMC Technologies Inc (a)	12,700		649		Costco Wholesale Corp	10,381		854
Halliburton Co	35,294		1,298		CVS Caremark Corp	54,633		2,281
National Oilwell Varco Inc	120,866		8,942		Dollar General Corp (a)	14,200		605
Schlumberger Ltd	69,621		5,234		Dollar Tree Inc (a)	4,172		354
			$18,899		Family Dollar Stores Inc	4,180		233
					GameStop Corp	5,037		118
Packaging & Containers - 0.05%					Gap Inc/The	12,620		239
Ball Corp	5,531		217		Home Depot Inc/The	63,254		2,808
Owens-Illinois Inc (a)	5,628		136
					JC Penney Co Inc	9,100		378
Sealed Air Corp	5,478		109		Kohl's Corp	31,184		1,435
			$462		Lowe's Cos Inc	36,318		974
Pharmaceuticals - 7.88%					Macy's Inc	35,540		1,197
Abbott Laboratories	54,776		2,967		McDonald's Corp	41,142		4,075
Allergan Inc/United States	13,092		1,151		Nordstrom Inc	5,448		269
AmerisourceBergen Corp	134,824		5,254		O'Reilly Automotive Inc (a)	4,722		385
Bristol-Myers Squibb Co	347,787		11,213		Ross Stores Inc	23,118		1,175
Cardinal Health Inc	12,112		521		Staples Inc	24,111		353
Eli Lilly & Co	24,813		986		Starbucks Corp	41,458		1,987
Express Scripts Inc (a)	26,554		1,359		Target Corp	28,280		1,437
Forest Laboratories Inc (a)	9,241		294		Tiffany & Co	4,499		287
GlaxoSmithKline PLC ADR	93,559		4,167		TJX Cos Inc	81,081		5,525
Johnson & Johnson	216,987		14,301		Walgreen Co	21,638		722
McKesson Corp	15,748		1,287		Wal-Mart Stores Inc	162,832		9,991
Mead Johnson Nutrition Co	4,876		361		Yum! Brands Inc	103,125		6,531
Medco Health Solutions Inc (a)	15,809		980					$48,833
Merck & Co Inc	129,635		4,959		Savings & Loans - 0.03%
Novartis AG ADR	149,863		8,147		Hudson City Bancorp Inc	16,301		110
Pfizer Inc	964,097		20,631		People's United Financial Inc	12,907		159
Sanofi-Aventis SA - Rights (a)	5,301		7
Watson Pharmaceuticals Inc (a)	4,400		258					$269
			$78,843		Semiconductors - 3.88%
					Advanced Micro Devices Inc (a)	19,566		131
Pipelines - 0.43%					Applied Materials Inc	69,388		852
El Paso Corp	45,405		1,220		ASML Holding NV	243,690		10,476
ONEOK Inc	3,533		294		Atmel Corp (a)	103,200		1,002
Spectra Energy Corp	50,069		1,577		Broadcom Corp	79,046		2,714
Williams Cos Inc	43,448		1,252		Intel Corp	147,445		3,896
			$4,343		KLA-Tencor Corp	5,650		289
Real Estate - 0.02%					Linear Technology Corp	7,583		253
CBRE Group Inc (a)	11,372		219		LSI Corp (a)	21,638		164
					Marvell Technology Group Ltd (a)	56,200		873
					Micron Technology Inc (a)	150,520		1,143
					Novellus Systems Inc (a)	3,099		146

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Semiconductors (continued)					(continued)	Amount (000's)	Value	(000	's)
NVIDIA Corp (a)	110,002		$1,624		Banks (continued)
Qualcomm Inc	154,024		9,060		Investment in Joint Trading Account; Deutsche $	7,378		$7,378
Teradyne Inc (a)	5,842		96		Bank Repurchase Agreement; 0.22% dated
Texas Instruments Inc	155,790		5,044		01/31/12 maturing 02/01/12 (collateralized
Xilinx Inc	29,509		1,058		by US Government Securities; $7,525,212;
			$38,821		0.00% - 5.25%; dated 02/01/12 - 12/09/31)
					Investment in Joint Trading Account; JP	1,757		1,757
Software - 4.35%					Morgan Repurchase Agreement; 0.15%
Adobe Systems Inc (a)	26,400		817
Akamai Technologies Inc (a)	5,500		177		dated 01/31/12 maturing 02/01/12
Autodesk Inc (a)	155,524		5,599		(collateralized by US Government
BMC Software Inc (a)	6,020		218		Securities; $1,791,717; 0.00% - 7.00%;
					dated 09/20/12 - 04/15/30)
CA Inc	28,527		736		Investment in Joint Trading Account; Merrill	6,064		6,063
Dun & Bradstreet Corp/The	1,683		139		Lynch Repurchase Agreement; 0.16%
Electronic Arts Inc (a)	6,500		121
					dated 01/31/12 maturing 02/01/12
Fidelity National Information Services Inc	15,079		431		(collateralized by US Government
Fiserv Inc (a)	4,894		308
					Securities; $6,184,801; 0.00% - 1.00%;
Intuit Inc	7,274		410		dated 07/05/12 - 05/04/37)
Microsoft Corp	656,002		19,372					$18,254
Oracle Corp	365,717		10,313
Red Hat Inc (a)	24,351		1,129		TOTAL REPURCHASE AGREEMENTS			$18,254
Salesforce.com Inc (a)	2,500		292		Total Investments			$997,217
VeriFone Systems Inc (a)	80,290		3,428		Other Assets in Excess of Liabilities, Net - 0.30%			$2,955
			$43,490		TOTAL NET ASSETS - 100.00%			$1,000,172

Telecommunications - 3.57%
AT&T Inc	321,222		9,447		(a) Non-Income Producing Security
CenturyLink Inc	12,446		461
Cisco Systems Inc	519,529		10,199
Corning Inc	60,512		778		Unrealized Appreciation (Depreciation)
Crown Castle International Corp (a)	11,600		562
					The net federal income tax unrealized appreciation (depreciation) and federal tax
Harris Corp	4,312		177		cost of investments held as of the period end were as follows:
JDS Uniphase Corp (a)	7,978		101
Juniper Networks Inc (a)	52,984		1,109
					Unrealized Appreciation			$133,436
Motorola Solutions Inc	10,093		468		Unrealized Depreciation			(38,867)
Sprint Nextel Corp (a)	162,100		344
					Net Unrealized Appreciation (Depreciation)			$94,569
Verizon Communications Inc	314,940		11,861		Cost for federal income tax purposes			$902,648
Windstream Corp	20,431		247
			$35,754		All dollar amounts are shown in thousands (000's)
Textiles - 0.04%
Cintas Corp	10,382		385		Portfolio Summary (unaudited)
					Sector			Percent
					Consumer, Non-cyclical			21 .30%
Toys, Games & Hobbies - 0.09%					Financial			15 .31%
Hasbro Inc	16,869		589		Technology			14 .85%
Mattel Inc	11,461		355		Energy			11 .57%
			$944		Industrial			10 .37%
Transportation - 2.00%					Communications			9.63%
CH Robinson Worldwide Inc	3,700		255		Consumer, Cyclical			8.97%
CSX Corp	75,351		1,699		Basic Materials			4.61%
Expeditors International of Washington Inc	2,200		98		Utilities			3.09%
FedEx Corp	16,966		1,552		Other Assets in Excess of Liabilities, Net			0.30%
Norfolk Southern Corp	74,634		5,388		TOTAL NET ASSETS			100.00%
Ryder System Inc	6,000		338
Union Pacific Corp	21,490		2,457
United Parcel Service Inc	108,381		8,199
			$19,986
TOTAL COMMON STOCKS			$978,963
	Maturity
REPURCHASE AGREEMENTS - 1.83%	Amount (000's)	Value	(000	's)

Banks - 1.83%
Investment in Joint Trading Account; Credit	$3,056		$3,056
Suisse Repurchase Agreement; 0.18%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $3,117,588; 4.38% - 8.00%;
dated 11/15/21 - 11/15/39)

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2012	Long	330	$20,796	$21,585	$789
Total					$789
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 93.88%	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Apparel - 1.84%						Machinery - Diversified (continued)
Nike Inc	413,300		$42,979			Deere & Co	630,684		$54,334
									$88,737

Automobile Manufacturers - 2.05%						Mining - 0.98%
Ford Motor Co	3,873,288		48,106			Freeport-McMoRan Copper & Gold Inc	496,500		22,943

Banks - 1.27%						Oil & Gas - 6.32%
Capital One Financial Corp	652,261		29,841			Apache Corp	335,500		33,174
						Cabot Oil & Gas Corp	1,072,796		34,222
Beverages - 2.07%						Ensco PLC ADR	448,803		23,625
Coca-Cola Co/The	717,300		48,439			Noble Energy Inc	232,100		23,365
						Occidental Petroleum Corp	336,450		33,568
									$147,954
Biotechnology - 2.68%
Alexion Pharmaceuticals Inc (a)	218,100		16,741			Oil & Gas Services - 2.44%
Biogen Idec Inc (a)	149,200		17,594			FMC Technologies Inc (a)	225,000		11,499
Gilead Sciences Inc (a)	582,700		28,459			National Oilwell Varco Inc	618,300		45,742
			$62,794						$57,241

Building Materials - 0.33%						Pharmaceuticals - 5.35%
Masco Corp	645,800		7,795			Allergan Inc/United States	589,600		51,832
						Pfizer Inc	2,627,800		56,235
						Valeant Pharmaceuticals International Inc (a)	357,400		17,330
Chemicals - 3.29%									$125,397
LyondellBasell Industries NV	409,300		17,641
Monsanto Co	581,640		47,723			Retail - 11.80%
Sherwin-Williams Co/The	120,000		11,704			Bed Bath & Beyond Inc (a)	743,531		45,132
			$77,068			Home Depot Inc/The	1,287,400		57,148
						Ltd Brands Inc	583,500		24,425
Commercial Services - 4.84%						Lululemon Athletica Inc (a)	184,100		11,622
Mastercard Inc	167,881		59,693			McDonald's Corp	430,800		42,671
Visa Inc	533,532		53,695			Michael Kors Holdings Ltd (a)	21,539		667
			$113,388			Starbucks Corp	1,466,700		70,299
Computers - 11.02%						Tractor Supply Co	140,100		11,316
						Ulta Salon Cosmetics & Fragrance Inc (a)	171,300		13,056
Accenture PLC - Class A	644,400		36,950
Apple Inc (a)	302,307		137,997						$276,336
Cognizant Technology Solutions Corp (a)	567,831		40,742			Semiconductors - 4.72%
NetApp Inc (a)	554,988		20,945			Avago Technologies Ltd	687,539		23,335
Teradata Corp (a)	398,300		21,333			Qualcomm Inc	1,481,000		87,112
			$257,967						$110,447

Cosmetics & Personal Care - 1.60%						Software - 4.75%
Estee Lauder Cos Inc/The	646,382		37,445			Electronic Arts Inc (a)	1,007,800		18,715
						Oracle Corp	1,262,900		35,614
						Salesforce.com Inc (a)	304,300		35,542
Diversified Financial Services - 4.00%						VMware Inc (a)	233,000		21,266
American Express Co	935,600		46,911
Discover Financial Services	1,724,055		46,860						$111,137
			$93,771			Transportation - 2.63%
Food - 2.99%						FedEx Corp	431,100		39,441
Hershey Co/The	414,229		25,301			Union Pacific Corp	192,900		22,051
Whole Foods Market Inc	605,400		44,818						$61,492
			$70,119			TOTAL COMMON STOCKS			$2,198,780
							Maturity
Internet - 7.28%						REPURCHASE AGREEMENTS - 4.22%	Amount (000's)	Value	(000	's)
Amazon.com Inc (a)	283,800		55,182
eBay Inc (a)	718,900		22,717		Banks	- 4.22%
Google Inc (a)	77,200		44,785			Investment in Joint Trading Account; Credit	$16,549		$16,550
Priceline.com Inc (a)	90,400		47,865			Suisse Repurchase Agreement; 0.18%
			$170,549			dated 01/31/12 maturing 02/01/12
						(collateralized by US Government
Lodging - 2.63%						Securities; $16,880,342; 4.38% - 8.00%;
Las Vegas Sands Corp	1,040,800		51,114			dated 11/15/21 - 11/15/39)
MGM Resorts International (a)	808,300		10,548			Investment in Joint Trading Account; Deutsche	39,947		39,947
			$61,662			Bank Repurchase Agreement; 0.22% dated
Machinery - Construction & Mining - 3.21%						01/31/12 maturing 02/01/12 (collateralized
Caterpillar Inc	688,900		75,173			by US Government Securities;
						$40,745,653 ; 0.00% - 5.25%; dated
						02/01/12 - 12/09/31)
Machinery - Diversified - 3.79%
Cummins Inc	330,800		34,403

See accompanying notes

			Schedule of Investments
			LargeCap Growth Fund
			January 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value	(000	's)

Banks (continued)
Investment in Joint Trading Account; JP	$9,511		$9,511
Morgan Repurchase Agreement; 0.15%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $9,701,345; 0.00% - 7.00%;
dated 09/20/12 - 04/15/30)
Investment in Joint Trading Account; Merrill	32,831		32,831
Lynch Repurchase Agreement; 0.16%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $33,487,930; 0.00% - 1.00%;
dated 07/05/12 - 05/04/37)
			$98,839
TOTAL REPURCHASE AGREEMENTS			$98,839
Total Investments			$2,297,619
Other Assets in Excess of Liabilities, Net - 1.90%			$44,401
TOTAL NET ASSETS - 100.00%			$2,342,020

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$546,612
Unrealized Depreciation	(40,483)
Net Unrealized Appreciation (Depreciation)	$506,129
Cost for federal income tax purposes	$1,791,490

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Technology	20 .49%
Consumer, Non-cyclical	19 .53%
Consumer, Cyclical	18 .32%
Industrial	9.96%
Financial	9.49%
Energy	8.76%
Communications	7.28%
Basic Materials	4.27%
Other Assets in Excess of Liabilities, Net	1.90%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS - 96.77%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.03%					Chemicals (continued)
Interpublic Group of Cos Inc	22,670		$234		Airgas Inc	9,772		$771
Omnicom Group Inc	22,133		1,010		Albemarle Corp	10,892		700
			$1,244		Celanese Corp	18,118		883
					CF Industries Holdings Inc	4,384		778
Aerospace & Defense - 1.28%					Eastman Chemical Co	17,164		864
Alliant Techsystems Inc	314		18		Ecolab Inc	23,997		1,450
BE Aerospace Inc (a)	11,084		468
					EI du Pont de Nemours & Co	74,284		3,780
Boeing Co/The	506,852		37,598		FMC Corp	8,662		803
Lockheed Martin Corp	19,367		1,594		Huntsman Corp	4,542		58
Rockwell Collins Inc	10,670		618		International Flavors & Fragrances Inc	9,813		548
TransDigm Group Inc (a)	6,035		631
					Kronos Worldwide Inc	2,630		61
United Technologies Corp	68,869		5,396		LyondellBasell Industries NV	2,570		111
			$46,323		Monsanto Co	43,031		3,531
Agriculture - 0.39%					Mosaic Co/The	21,340		1,194
Altria Group Inc	129,219		3,670		PPG Industries Inc	12,840		1,150
Philip Morris International Inc	133,175		9,958		Praxair Inc	288,569		30,646
Reynolds American Inc	12,725		499		Rockwood Holdings Inc (a)	7,836		396
			$14,127		Sherwin-Williams Co/The	79,137		7,718
					Sigma-Aldrich Corp	15,111		1,028
Airlines - 0.05%					Solutia Inc	14,765		406
Copa Holdings SA	3,050		208		WR Grace & Co (a)	7,980		427
Delta Air Lines Inc (a)	61,390		648					$58,607
Southwest Airlines Co	16,825		161
United Continental Holdings Inc (a)	32,807		758		Coal - 0.68%
			$1,775		Arch Coal Inc	2,103		30
					Consol Energy Inc	28,213		1,008
Apparel - 1.82%					Peabody Energy Corp	675,367		23,024
Coach Inc	784,842		54,978		Walter Energy Inc	7,373		510
Hanesbrands Inc (a)	11,971		295					$24,572
Nike Inc	28,109		2,923
Ralph Lauren Corp	51,624		7,847		Commercial Services - 3.43%
			$66,043		Aaron's Inc	7,043		187
					Alliance Data Systems Corp (a)	6,090		675
Automobile Manufacturers - 0.09%					Apollo Group Inc (a)	13,170		690
Ford Motor Co	145,316		1,805		Automatic Data Processing Inc	33,910		1,858
Navistar International Corp (a)	4,737		205		DeVry Inc	6,385		241
PACCAR Inc	25,149		1,111		Gartner Inc (a)	11,745		445
			$3,121		Genpact Ltd (a)	1,807,827		26,449
Automobile Parts & Equipment - 0.05%					Global Payments Inc	9,965		498
BorgWarner Inc (a)	13,149		981		H&R Block Inc	21,672		355
					ITT Educational Services Inc (a)	3,611		238
Goodyear Tire & Rubber Co/The (a)	30,392		395
WABCO Holdings Inc (a)	8,102		420		Lender Processing Services Inc	11,056		184
			$1,796		Mastercard Inc	244,702		87,008
					Moody's Corp	23,715		883
Banks - 0.02%					Morningstar Inc	2,944		176
Wells Fargo & Co	26,257		767		Paychex Inc	20,790		655
					SAIC Inc (a)	10,603		136
					SEI Investments Co	17,794		327
Beverages - 0.58%					Towers Watson & Co	753		45
Coca-Cola Co/The	163,473		11,039		Verisk Analytics Inc (a)	12,214		489
Coca-Cola Enterprises Inc	30,063		805		Visa Inc	13,700		1,379
Dr Pepper Snapple Group Inc	27,556		1,070		VistaPrint NV (a)	4,992		179
Monster Beverage Corp (a)	8,454		884
					Weight Watchers International Inc	3,696		281
PepsiCo Inc	109,886		7,216		Western Union Co/The	48,851		933
			$21,014					$124,311
Biotechnology - 2.33%
Alexion Pharmaceuticals Inc (a)	133,393		10,239		Computers - 12.44%
Biogen Idec Inc (a)	145,714		17,182		Accenture PLC - Class A	804,040		46,104
					Apple Inc (a)	494,547		225,750
Celgene Corp (a)	340,686		24,768
					Cognizant Technology Solutions Corp (a)	607,093		43,559
Gilead Sciences Inc (a)	546,687		26,700
					Dell Inc (a)	107,590		1,854
Human Genome Sciences Inc (a)	480,646		4,730
Life Technologies Corp (a)	1,878		91		DST Systems Inc	623		30
					EMC Corp/Massachusetts (a)	1,254,092		32,306
Myriad Genetics Inc (a)	11,141		264
					Fortinet Inc (a)	14,477		330
United Therapeutics Corp (a)	5,577		274
					IBM Corp	98,197		18,913
			$84,248		NCR Corp (a)	15,053		282
Building Materials - 0.01%					NetApp Inc (a)	1,590,961		60,042
Martin Marietta Materials Inc	2,661		220		SanDisk Corp (a)	456,600		20,949
					Teradata Corp (a)	13,527		725
								$450,844
Chemicals - 1.62%
Air Products & Chemicals Inc	14,819		1,304

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Consumer Products - 0.08%					Environmental Control - 1.53%
Avery Dennison Corp	916		$25		Stericycle Inc (a)	655,101		$55,042
Church & Dwight Co Inc	10,267		466		Waste Connections Inc	12,146		392
Kimberly-Clark Corp	28,478		2,038					$55,434
Tupperware Brands Corp	6,982		438
			$2,967		Food - 0.45%
					ConAgra Foods Inc	4,929		131
Cosmetics & Personal Care - 0.15%					Corn Products International Inc	7,649		424
Colgate-Palmolive Co	36,891		3,347		General Mills Inc	40,865		1,628
Estee Lauder Cos Inc/The	19,584		1,134		HJ Heinz Co	13,144		682
Procter & Gamble Co	13,002		820		Hormel Foods Corp	8,801		253
			$5,301		Kellogg Co	15,533		769
					Kroger Co/The	31,579		750
Distribution & Wholesale - 2.31%					Sara Lee Corp	34,177		655
Fastenal Co	305,483		14,260		Sysco Corp	39,594		1,192
Fossil Inc (a)	709,877		67,474
					Whole Foods Market Inc	134,647		9,968
Genuine Parts Co	5,185		331					$16,452
LKQ Corp (a)	18,095		590
WESCO International Inc (a)	1,558		98		Forest Products & Paper - 0.01%
WW Grainger Inc	4,579		873		International Paper Co	11,192		349
			$83,626

Diversified Financial Services - 1.87%					Hand & Machine Tools - 0.01%
Affiliated Managers Group Inc (a)	4,488		451		Lincoln Electric Holdings Inc	6,254		269
American Express Co	50,686		2,542
BlackRock Inc	5,193		945		Healthcare - Products - 4.29%
CBOE Holdings Inc	6,362		163		Baxter International Inc	293,361		16,275
Charles Schwab Corp/The	3,015,055		35,125		Becton Dickinson and Co	17,452		1,368
Discover Financial Services	6,520		177		CareFusion Corp (a)	8,397		201
Eaton Vance Corp	14,785		380		Cooper Cos Inc/The	1,523		110
Federated Investors Inc	8,840		151		Covidien PLC	20,867		1,075
Franklin Resources Inc	232,749		24,694		CR Bard Inc	10,456		967
IntercontinentalExchange Inc (a)	9,152		1,048
NASDAQ OMX Group Inc/The (a)	1,832		46		DENTSPLY International Inc	275,300		10,390
					Edwards Lifesciences Corp (a)	164,536		13,602
NYSE Euronext	9,234		245		Henry Schein Inc (a)	5,893		418
T Rowe Price Group Inc	18,165		1,051		Hill-Rom Holdings Inc	6,174		204
TD Ameritrade Holding Corp	26,255		423		IDEXX Laboratories Inc (a)	501,418		42,415
Waddell & Reed Financial Inc	9,958		273		Intuitive Surgical Inc (a)	98,035		45,088
			$67,714		Medtronic Inc	73,677		2,842
Electric - 0.01%					Patterson Cos Inc	4,960		160
ITC Holdings Corp	6,330		467		ResMed Inc (a)	18,466		536
National Fuel Gas Co	1,457		73		Sirona Dental Systems Inc (a)	6,732		325
			$540		St Jude Medical Inc	25,441		1,061
					Stryker Corp	304,412		16,873
Electrical Components & Equipment - 0.11%					Techne Corp	4,620		315
AMETEK Inc	18,420		866		Thoratec Corp (a)	7,096		209
Emerson Electric Co	60,507		3,109		Varian Medical Systems Inc (a)	14,588		961
			$3,975					$155,395

Electronics - 2.78%					Healthcare - Services - 3.05%
Agilent Technologies Inc	26,805		1,138		AMERIGROUP Corp (a)	3,456		235
Amphenol Corp	1,009,872		54,968		Covance Inc (a)	756,559		33,145
FLIR Systems Inc	19,878		512		DaVita Inc (a)	639,990		52,358
Garmin Ltd	886		37		Health Management Associates Inc (a)	28,539		183
Honeywell International Inc	63,351		3,677		Laboratory Corp of America Holdings (a)	7,821		715
Jabil Circuit Inc	19,200		435		Lincare Holdings Inc	11,476		295
National Instruments Corp	1,447,466		38,951		Quest Diagnostics Inc	17,981		1,044
Thomas & Betts Corp (a)	821		58		UnitedHealth Group Inc	428,000		22,166
Waters Corp (a)	11,004		953		Universal Health Services Inc	10,694		441
			$100,729					$110,582

Engineering & Construction - 1.89%					Home Furnishings - 0.02%
ABB Ltd ADR(a)	492,899		10,267		Harman International Industries Inc	5,460		230
AECOM Technology Corp (a)	6,519		149		Tempur-Pedic International Inc (a)	8,214		548
Chicago Bridge & Iron Co NV	6,971		297					$778
Fluor Corp	1,028,569		57,847
KBR Inc	1,128		36		Housewares - 0.01%
			$68,596		Toro Co	3,674		233

Entertainment - 0.01%
Dolby Laboratories Inc (a)	6,229		226		Insurance - 0.01%
International Game Technology	18,510		295		Erie Indemnity Co	3,339		256
			$521

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet - 9.80%					Metal Fabrication & Hardware - 0.74%
Amazon.com Inc (a)	287,135		$55,831		Precision Castparts Corp	162,184		$26,546
Baidu Inc/China ADR(a)	256,234		32,675		Valmont Industries Inc	2,578		271
eBay Inc (a)	493,965		15,609					$26,817
Expedia Inc	6,867		222
F5 Networks Inc (a)	7,234		866		Mining - 0.11%
Facebook Inc (a),(b),(c),(d)	220,758		6,876		Compass Minerals International Inc	4,077		298
Facebook Inc - Class A (a),(b),(c),(e)	127,180		3,961		Freeport-McMoRan Copper & Gold Inc	76,056		3,514
Google Inc (a)	246,155		142,797					$3,812
Groupon Inc (a)	430,320		8,774		Miscellaneous Manufacturing - 3.33%
Liberty Interactive Corp (a)	1,096,234		18,768		3M Co	49,906		4,327
LinkedIn Corp (a)	65,400		4,719		Danaher Corp	1,973,001		103,603
Netflix Inc (a)	83,542		10,041		Donaldson Co Inc	9,031		653
Priceline.com Inc (a)	92,192		48,814		Dover Corp	11,604		736
Rackspace Hosting Inc (a)	12,828		557		Eaton Corp	15,614		765
Symantec Corp (a)	59,859		1,029		Illinois Tool Works Inc	33,535		1,778
TIBCO Software Inc (a)	20,036		522		Ingersoll-Rand PLC	30,817		1,077
Zynga Inc (a)	299,000		3,140		Leggett & Platt Inc	13,359		287
			$355,201		Pall Corp	115,400		6,887
Iron & Steel - 0.03%					Parker Hannifin Corp	7,376		595
Cliffs Natural Resources Inc	11,015		796		SPX Corp	1,733		121
Steel Dynamics Inc	18,861		301					$120,829
			$1,097		Oil & Gas - 3.93%
Leisure Products & Services - 0.63%					Apache Corp	8,803		870
					Atwood Oceanics Inc (a)	1,319		61
Carnival Corp	714,033		21,564
Harley-Davidson Inc	18,727		828		Canadian Natural Resources Ltd	1,136,030		44,998
Polaris Industries Inc	7,818		503		Chevron Corp	8,877		915
			$22,895		Cimarex Energy Co	292,695		17,088
					Concho Resources Inc (a)	7,114		759
Lodging - 1.55%					Denbury Resources Inc (a)	40,424		762
Las Vegas Sands Corp	527,558		25,908		Diamond Offshore Drilling Inc	4,029		251
Marriott International Inc/DE	20,787		716		EOG Resources Inc	225,795		23,965
Starwood Hotels & Resorts Worldwide Inc	530,011		28,748		EQT Corp	6,265		316
Wynn Resorts Ltd	5,438		627		EXCO Resources Inc	16,993		134
			$55,999		Exxon Mobil Corp	287,444		24,071
					Helmerich & Payne Inc	10,668		658
Machinery - Construction & Mining - 0.18%					HollyFrontier Corp	23,043		676
Caterpillar Inc	51,279		5,595		Murphy Oil Corp	3,572		213
Joy Global Inc	8,377		760		Newfield Exploration Co (a)	9,184		347
			$6,355		Noble Energy Inc	4,282		431
Machinery - Diversified - 1.71%					Occidental Petroleum Corp	18,810		1,877
Babcock & Wilcox Co/The (a)	14,195		353		Patterson-UTI Energy Inc	2,070		39
Cummins Inc	15,494		1,611		Pioneer Natural Resources Co	6,597		655
Deere & Co	33,809		2,912		QEP Resources Inc	16,754		480
Flowserve Corp	6,324		697		Range Resources Corp	256,695		14,765
Gardner Denver Inc	5,720		427		Southwestern Energy Co (a)	235,633		7,338
Graco Inc	7,522		346		Whiting Petroleum Corp (a)	14,172		710
IDEX Corp	8,966		363					$142,379
Nordson Corp	7,406		336		Oil & Gas Services - 5.58%
Rockwell Automation Inc	11,182		871		Baker Hughes Inc	20,476		1,006
Roper Industries Inc	570,886		53,315		Cameron International Corp (a)	12,629		672
Wabtec Corp/DE	5,829		401		CARBO Ceramics Inc	2,270		221
Zebra Technologies Corp (a)	6,801		257
					Core Laboratories NV	356,702		37,892
			$61,889		FMC Technologies Inc (a)	1,121,263		57,308
Media - 0.42%					Halliburton Co	71,628		2,634
CBS Corp	12,516		357		Oceaneering International Inc	13,105		637
Comcast Corp - Class A	95,353		2,535		Oil States International Inc (a)	5,201		414
DIRECTV (a)	56,542		2,545		RPC Inc	5,176		79
Discovery Communications Inc - A Shares (a)	22,207		952		Schlumberger Ltd	1,344,310		101,052
DISH Network Corp	18,148		507		Superior Energy Services Inc (a)	9,617		274
Factset Research Systems Inc	5,339		472					$202,189
John Wiley & Sons Inc	4,784		217		Packaging & Containers - 0.06%
Liberty Global Inc - A Shares (a)	19,268		884
					Ball Corp	20,281		796
McGraw-Hill Cos Inc/The	19,743		908		Crown Holdings Inc (a)	17,802		642
Nielsen Holdings NV (a)	8,637		250
					Rock-Tenn Co	8,363		518
Scripps Networks Interactive	10,675		463		Silgan Holdings Inc	6,137		255
Sirius XM Radio Inc (a)	473,892		990
Time Warner Cable Inc	26,478		1,952					$2,211
Viacom Inc	44,252		2,082		Pharmaceuticals - 5.78%
			$15,114		Abbott Laboratories	115,049		6,230

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)					Retail (continued)
Allergan Inc/United States	20,315		$1,786		Tractor Supply Co	8,214		$663
AmerisourceBergen Corp	21,751		848		Ulta Salon Cosmetics & Fragrance Inc (a)	5,474		417
Cardinal Health Inc	21,166		911		Walgreen Co	71,508		2,386
Eli Lilly & Co	26,992		1,073		Wal-Mart Stores Inc	94,907		5,823
Endo Pharmaceuticals Holdings Inc (a)	14,072		523		Williams-Sonoma Inc	6,605		237
Express Scripts Inc (a)	1,873,838		95,866		Yum! Brands Inc	36,656		2,321
Herbalife Ltd	14,247		825					$139,337
Johnson & Johnson	44,080		2,905
McKesson Corp	342,176		27,962		Savings & Loans - 0.00%
Mead Johnson Nutrition Co	739,952		54,823		Hudson City Bancorp Inc	5,037		34
Medco Health Solutions Inc (a)	31,894		1,978		People's United Financial Inc	8,517		105
Perrigo Co	10,022		958					$139
Sanofi-Aventis SA - Rights (a)	15,035		19		Semiconductors - 4.76%
SXC Health Solutions Corp (a)	7,553		476		Advanced Micro Devices Inc (a)	74,221		498
Valeant Pharmaceuticals International Inc (a)	232,200		11,259		Altera Corp	28,742		1,144
Warner Chilcott PLC (a)	18,675		315		Analog Devices Inc	26,727		1,046
Watson Pharmaceuticals Inc (a)	14,403		845		Applied Materials Inc	10,294		126
			$209,602		ASML Holding NV	208,600		8,968
					Atmel Corp (a)	1,613,307		15,665
Pipelines - 0.04%
El Paso Corp	56,643		1,522		Avago Technologies Ltd	23,099		784
					Broadcom Corp	842,111		28,918
					Cypress Semiconductor Corp	20,151		346
REITS - 0.33%					Intersil Corp	7,553		85
American Tower Corp	30,248		1,921		KLA-Tencor Corp	15,672		801
Apartment Investment & Management Co	9,730		239		Lam Research Corp (a)	14,610		622
Boston Properties Inc	9,115		949		Linear Technology Corp	27,801		926
Camden Property Trust	6,020		388		LSI Corp (a)	22,085		167
Digital Realty Trust Inc	11,492		814		Maxim Integrated Products Inc	34,504		926
Equity Residential	2,053		122		NVIDIA Corp (a)	74,781		1,105
Essex Property Trust Inc	2,195		316		ON Semiconductor Corp (a)	51,219		446
Federal Realty Investment Trust	5,682		537		QLogic Corp (a)	12,199		211
Macerich Co/The	5,547		301		Qualcomm Inc	1,805,062		106,174
Plum Creek Timber Co Inc	11,790		457		Skyworks Solutions Inc (a)	21,586		466
Public Storage Inc	10,107		1,404		Texas Instruments Inc	65,769		2,130
Rayonier Inc	14,694		672		Xilinx Inc	26,395		946
Simon Property Group Inc	19,111		2,597					$172,500
UDR Inc	1,544		40
Ventas Inc	18,784		1,095		Software - 6.30%
					Adobe Systems Inc (a)	35,501		1,099
Vornado Realty Trust	2,446		198		Akamai Technologies Inc (a)	166,700		5,376
			$12,050		Allscripts Healthcare Solutions Inc (a)	18,149		347
Retail - 3.85%					ANSYS Inc (a)	634,032		38,352
Advance Auto Parts Inc	8,728		669		Autodesk Inc (a)	294,600		10,606
AutoZone Inc (a)	2,098		730		BMC Software Inc (a)	21,237		770
Bed Bath & Beyond Inc (a)	20,074		1,218		Cerner Corp (a)	9,781		596
Big Lots Inc (a)	3,124		123		Citrix Systems Inc (a)	518,840		33,833
Brinker International Inc	10,113		261		Compuware Corp (a)	19,915		156
Chico's FAS Inc	14,170		162		Dun & Bradstreet Corp/The	5,837		483
Chipotle Mexican Grill Inc (a)	49,690		18,251		Fiserv Inc (a)	13,890		874
Copart Inc (a)	6,825		321		Informatica Corp (a)	299,072		12,650
Costco Wholesale Corp	624,801		51,402		Intuit Inc	24,248		1,369
Dick's Sporting Goods Inc	10,665		440		Microsoft Corp	601,640		17,766
Dollar General Corp (a)	11,958		510		Nuance Communications Inc (a)	704,080		20,080
Dollar Tree Inc (a)	9,625		816		Oracle Corp	310,411		8,754
DSW Inc	2,411		120		Red Hat Inc (a)	345,568		16,024
Family Dollar Stores Inc	14,597		815		Salesforce.com Inc (a)	500,683		58,480
Home Depot Inc/The	75,872		3,368		VMware Inc (a)	6,825		623
Kohl's Corp	18,206		837					$228,238
Ltd Brands Inc	18,412		771
Macy's Inc	6,375		215		Telecommunications - 2.44%
					Crown Castle International Corp (a)	862,304		41,805
McDonald's Corp	83,146		8,236
MSC Industrial Direct Co Inc	5,514		419		Harris Corp	4,132		169
Nordstrom Inc	20,229		999		Juniper Networks Inc (a)	2,036,683		42,628
O'Reilly Automotive Inc (a)	10,852		885		MetroPCS Communications Inc (a)	33,530		296
Panera Bread Co (a)	3,265		484		NeuStar Inc (a)	8,723		318
					NII Holdings Inc (a)	15,754		317
PetSmart Inc	14,105		751		SBA Communications Corp (a)	14,109		645
Ross Stores Inc	18,432		937
Sally Beauty Holdings Inc (a)	10,619		219		Verizon Communications Inc	50,112		1,887
Starbucks Corp	650,527		31,180		Windstream Corp	34,176		413
Target Corp	4,546		231					$88,478
TJX Cos Inc	31,111		2,120

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2012 (unaudited)

						Unrealized Appreciation (Depreciation)
						The net federal income tax unrealized appreciation (depreciation) and federal tax
	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	cost of investments held as of the period end were as follows:
	Toys, Games & Hobbies - 0.04%
	Hasbro Inc	14,354		$501		Unrealized Appreciation	$653,631
	Mattel Inc	31,528		977		Unrealized Depreciation	(110,050)
				$1,478		Net Unrealized Appreciation (Depreciation)	$543,581
						Cost for federal income tax purposes	$3,058,912
	Transportation - 1.75%
	CH Robinson Worldwide Inc	11,017		758		All dollar amounts are shown in thousands (000's)
	CSX Corp	88,768		2,002
	Expeditors International of Washington Inc	17,107		764		Portfolio Summary (unaudited)
	FedEx Corp	2,167		198		Sector	Percent
	JB Hunt Transport Services Inc	11,375		581		Technology	23 .50%
	Landstar System Inc	5,749		294		Consumer, Non-cyclical	20 .53%
	Union Pacific Corp	266,741		30,491		Industrial	15 .38%
	United Parcel Service Inc	375,279		28,390		Communications	12 .69%
				$63,478		Consumer, Cyclical	10 .43%
	TOTAL COMMON STOCKS			$3,506,338		Energy	10 .23%
		Maturity				Financial	4.88%
	REPURCHASE AGREEMENTS - 2.65%	Amount (000's)	Value	(000	's)	Basic Materials	1.77%
Banks	- 2.65%					Utilities	0.01%
	Investment in Joint Trading Account; Credit	$16,100		$16,100		Other Assets in Excess of Liabilities, Net	0.58%
	Suisse Repurchase Agreement; 0.18%					TOTAL NET ASSETS	100.00%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $16,421,970; 4.38% - 8.00%;
	dated 11/15/21 - 11/15/39)
	Investment in Joint Trading Account; Deutsche	38,862		38,862
	Bank Repurchase Agreement; 0.22% dated
	01/31/12 maturing 02/01/12 (collateralized
	by US Government Securities;
	$39,639,240 ; 0.00% - 5.25%; dated
	02/01/12 - 12/09/31)
	Investment in Joint Trading Account; JP	9,253		9,253
	Morgan Repurchase Agreement; 0.15%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $9,437,914; 0.00% - 7.00%;
	dated 09/20/12 - 04/15/30)
	Investment in Joint Trading Account; Merrill	31,940		31,940
	Lynch Repurchase Agreement; 0.16%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $32,578,595; 0.00% - 1.00%;
	dated 07/05/12 - 05/04/37)
				$96,155
	TOTAL REPURCHASE AGREEMENTS			$96,155
	Total Investments			$3,602,493
	Other Assets in Excess of Liabilities, Net - 0.58%			$21,161
	TOTAL NET ASSETS - 100.00%			$3,623,654

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $10,837 or 0.30% of net assets.
(d)	Restricted Security. At the end of the period, the value of this security totaled $6,876 or 0.19% of net assets. The security was purchased March 31, 2011 - May 19, 2011 at a total cost of $5,520.
(e)	Restricted Security. At the end of the period, the value of this security totaled $3,961 or 0.11% of net assets. The security was purchased August 15, 2011 - December 30, 2011 at a total cost of $3,833.

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2012	Long	1,755	$110,974	$114,795	$3,821
Total					$3,821
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS - 94.15%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.55%					Chemicals - 2.84%
Interpublic Group of Cos Inc	11,731		$121		Air Products & Chemicals Inc	7,668		$675
Omnicom Group Inc	136,572		6,229		Airgas Inc	5,056		399
			$6,350		Albemarle Corp	5,645		363
					Celanese Corp	9,391		457
Aerospace & Defense - 1.39%					CF Industries Holdings Inc	2,269		403
Alliant Techsystems Inc	139		8		Eastman Chemical Co	8,896		448
BE Aerospace Inc (a)	5,745		242
					Ecolab Inc	12,417		751
Boeing Co/The	23,609		1,751		EI du Pont de Nemours & Co	127,926		6,510
Lockheed Martin Corp	10,037		826		FMC Corp	4,490		416
Rockwell Collins Inc	5,521		320		Huntsman Corp	2,354		30
TransDigm Group Inc (a)	3,123		327
					International Flavors & Fragrances Inc	5,078		283
United Technologies Corp	158,481		12,417		Kronos Worldwide Inc	1,363		31
			$15,891		LyondellBasell Industries NV	1,332		57
Agriculture - 1.50%					Monsanto Co	181,447		14,887
Altria Group Inc	66,866		1,899		Mosaic Co/The	11,044		618
Philip Morris International Inc	200,375		14,982		PPG Industries Inc	6,339		568
Reynolds American Inc	6,584		258		Praxair Inc	10,979		1,166
			$17,139		Rockwood Holdings Inc (a)	57,399		2,899
					Sherwin-Williams Co/The	5,617		548
Airlines - 0.08%					Sigma-Aldrich Corp	7,819		532
Copa Holdings SA	1,581		108		Solutia Inc	7,653		211
Delta Air Lines Inc (a)	31,767		335		WR Grace & Co (a)	4,136		222
Southwest Airlines Co	8,720		83					$32,474
United Continental Holdings Inc (a)	17,003		393
			$919		Coal - 0.10%
					Arch Coal Inc	1,091		16
Apparel - 1.22%					Consol Energy Inc	14,598		522
Coach Inc	77,222		5,409		Peabody Energy Corp	11,168		380
Hanesbrands Inc (a)	6,194		152		Walter Energy Inc	3,815		264
Nike Inc	77,179		8,026					$1,182
Ralph Lauren Corp	2,578		392
			$13,979		Commercial Services - 2.00%
					Aaron's Inc	3,650		97
Automobile Manufacturers - 0.14%					Alliance Data Systems Corp (a)	3,156		350
Ford Motor Co	75,197		934		Apollo Group Inc (a)	6,815		357
Navistar International Corp (a)	2,456		107		Automatic Data Processing Inc	84,104		4,607
PACCAR Inc	13,015		575		DeVry Inc	3,304		125
			$1,616		Gartner Inc (a)	6,077		230
Automobile Parts & Equipment - 0.91%					Global Payments Inc	5,156		258
Autoliv Inc	58,928		3,718		H&R Block Inc	11,233		184
					ITT Educational Services Inc (a)	1,871		123
BorgWarner Inc (a)	84,337		6,294
Goodyear Tire & Rubber Co/The (a)	15,726		205		Lender Processing Services Inc	5,730		95
WABCO Holdings Inc (a)	4,192		217		Mastercard Inc	16,865		5,997
			$10,434		Moody's Corp	12,274		457
					Morningstar Inc	1,523		91
Banks - 0.34%					Paychex Inc	10,758		339
Wells Fargo & Co	132,447		3,869		SAIC Inc (a)	5,487		70
					SEI Investments Co	9,208		169
					Towers Watson & Co	390		23
Beverages - 4.89%					Verisk Analytics Inc (a)	6,320		253
Boston Beer Co Inc/The (a)	7,682		769
					Visa Inc	83,288		8,382
Coca-Cola Co/The	442,420		29,877		VistaPrint NV (a)	2,588		93
Coca-Cola Enterprises Inc	15,582		417		Weight Watchers International Inc	1,914		146
Dr Pepper Snapple Group Inc	14,258		553
Monster Beverage Corp (a)	13,163		1,376		Western Union Co/The	25,323		484
PepsiCo Inc	349,581		22,957					$22,930
			$55,949		Computers - 10.29%
					Accenture PLC - Class A	242,540		13,907
Biotechnology - 1.22%					Apple Inc (a)	141,108		64,413
Alexion Pharmaceuticals Inc (a)	43,997		3,378
					Cognizant Technology Solutions Corp (a)	10,824		777
Biogen Idec Inc (a)	9,841		1,160
					Dell Inc (a)	55,671		959
Celgene Corp (a)	18,691		1,359
Gilead Sciences Inc (a)	121,290		5,923		DST Systems Inc	324		16
					EMC Corp/Massachusetts (a)	438,583		11,298
Illumina Inc (a)	36,062		1,867
					Fortinet Inc (a)	67,149		1,531
Life Technologies Corp (a)	974		47
Myriad Genetics Inc (a)	5,772		137		Hewlett-Packard Co	97,049		2,715
United Therapeutics Corp (a)	2,891		142		IBM Corp	95,718		18,436
					NCR Corp (a)	7,803		146
			$14,013		NetApp Inc (a)	83,335		3,145
Building Materials - 0.01%					Teradata Corp (a)	7,000		375
Martin Marietta Materials Inc	1,377		114					$117,718

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Consumer Products - 0.25%					Environmental Control - 0.06%
Avery Dennison Corp	425		$12		Stericycle Inc (a)	5,510		$463
Church & Dwight Co Inc	34,917		1,584		Waste Connections Inc	6,285		203
Kimberly-Clark Corp	14,737		1,055					$666
Tupperware Brands Corp	3,617		227
			$2,878		Food - 2.50%
					ConAgra Foods Inc	2,554		68
Cosmetics & Personal Care - 2.79%					Corn Products International Inc	3,958		220
Colgate-Palmolive Co	165,676		15,030		General Mills Inc	21,146		842
Estee Lauder Cos Inc/The	90,688		5,254		Hershey Co/The	51,141		3,124
Procter & Gamble Co	185,428		11,689		HJ Heinz Co	6,802		353
			$31,973		Hormel Foods Corp	4,554		131
					Kellogg Co	51,435		2,547
Distribution & Wholesale - 0.16%					Kraft Foods Inc	312,400		11,965
Fastenal Co	10,489		490		Kroger Co/The	16,342		388
Fossil Inc (a)	3,274		311
					Sara Lee Corp	17,684		339
Genuine Parts Co	2,688		171		Sysco Corp	20,522		618
LKQ Corp (a)	9,363		305
WESCO International Inc (a)	806		51		Unilever NV - NY shares	134,400		4,482
					Whole Foods Market Inc	47,084		3,485
WW Grainger Inc	2,374		453					$28,562
			$1,781
					Forest Products & Paper - 0.02%
Diversified Financial Services - 0.83%					International Paper Co	5,802		181
Affiliated Managers Group Inc (a)	2,327		234
American Express Co	26,226		1,315
BlackRock Inc	26,471		4,818		Hand & Machine Tools - 0.01%
CBOE Holdings Inc	3,298		84		Lincoln Electric Holdings Inc	3,242		139
Charles Schwab Corp/The	37,902		442
Discover Financial Services	3,379		92		Healthcare - Products - 3.24%
Eaton Vance Corp	7,650		196		Baxter International Inc	21,230		1,178
Federated Investors Inc	4,582		78		Becton Dickinson and Co	9,030		708
Franklin Resources Inc	5,727		608		CareFusion Corp (a)	4,345		104
IntercontinentalExchange Inc (a)	4,735		542
NASDAQ OMX Group Inc/The (a)	851		21		Cooper Cos Inc/The	20,573		1,484
					Covidien PLC	109,180		5,623
NYSE Euronext	4,778		127		CR Bard Inc	5,411		501
T Rowe Price Group Inc	9,400		544		DENTSPLY International Inc	33,188		1,252
TD Ameritrade Holding Corp	13,610		219		Edwards Lifesciences Corp (a)	31,401		2,596
Waddell & Reed Financial Inc	5,162		142		Henry Schein Inc (a)	3,055		217
			$9,462		Hill-Rom Holdings Inc	49,436		1,632
Electric - 0.02%					IDEXX Laboratories Inc (a)	14,857		1,257
ITC Holdings Corp	3,275		241		Intuitive Surgical Inc (a)	7,054		3,244
National Fuel Gas Co	755		38		Medtronic Inc	37,418		1,443
			$279		Patterson Cos Inc	2,572		83
					ResMed Inc (a)	20,710		601
Electrical Components & Equipment - 0.54%					Sirona Dental Systems Inc (a)	3,489		169
AMETEK Inc	9,548		449		St Jude Medical Inc	13,187		550
Emerson Electric Co	112,174		5,763		Stryker Corp	194,964		10,807
			$6,212		Techne Corp	2,390		163
					Thoratec Corp (a)	3,671		108
Electronics - 1.80%					Varian Medical Systems Inc (a)	7,548		497
Agilent Technologies Inc	81,420		3,458
Amphenol Corp	7,650		416		Zimmer Holdings Inc	46,789		2,842
FLIR Systems Inc	10,285		265					$37,059
Garmin Ltd	411		17		Healthcare - Services - 0.30%
Honeywell International Inc	169,943		9,864		AMERIGROUP Corp (a)	1,788		122
Jabil Circuit Inc	207,001		4,690		Covance Inc (a)	3,574		156
National Instruments Corp	5,562		150		DaVita Inc (a)	5,847		478
Thomas & Betts Corp (a)	425		30		Health Management Associates Inc (a)	14,791		95
Trimble Navigation Ltd (a)	26,586		1,245		Laboratory Corp of America Holdings (a)	4,047		370
Waters Corp (a)	5,694		493		Lincare Holdings Inc	5,948		153
			$20,628		Quest Diagnostics Inc	9,304		540
Engineering & Construction - 0.30%					UnitedHealth Group Inc	25,345		1,313
AECOM Technology Corp (a)	3,373		77		Universal Health Services Inc	5,534		228
Chicago Bridge & Iron Co NV	3,613		154					$3,455
Fluor Corp	56,574		3,182		Home Furnishings - 0.35%
KBR Inc	524		17		Harman International Industries Inc	2,825		119
			$3,430		Tempur-Pedic International Inc (a)	57,557		3,840
Entertainment - 0.02%								$3,959
Dolby Laboratories Inc (a)	3,228		117		Housewares - 0.01%
International Game Technology	9,578		153		Toro Co	1,901		121
			$270

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance - 0.18%					Metal Fabrication & Hardware (continued)
Brown & Brown Inc	85,777		$1,954		Valmont Industries Inc	1,336		$140
Erie Indemnity Co	1,731		133					$4,287

			$2,087		Mining - 0.63%
Internet - 3.98%					Compass Minerals International Inc	2,110		154
Amazon.com Inc (a)	64,777		12,595		Freeport-McMoRan Copper & Gold Inc	152,999		7,070
eBay Inc (a)	26,410		835					$7,224
Expedia Inc	3,559		115
F5 Networks Inc (a)	35,881		4,296		Miscellaneous Manufacturing - 1.81%
Google Inc (a)	43,350		25,148		3M Co	25,825		2,239
Netflix Inc (a)	3,281		394		Danaher Corp	22,058		1,158
Priceline.com Inc (a)	2,026		1,073		Donaldson Co Inc	4,673		338
Rackspace Hosting Inc (a)	6,637		288		Dover Corp	6,005		381
Symantec Corp (a)	31,026		533		Eaton Corp	8,093		397
TIBCO Software Inc (a)	10,385		271		General Electric Co	318,500		5,959
					Hexcel Corp (a)	68,858		1,726
			$45,548		Illinois Tool Works Inc	105,261		5,582
Iron & Steel - 0.43%					Ingersoll-Rand PLC	15,946		557
Cliffs Natural Resources Inc	66,080		4,774		Leggett & Platt Inc	6,912		148
Steel Dynamics Inc	9,760		156		Parker Hannifin Corp	3,817		308
			$4,930		SPX Corp	896		63
					Textron Inc	75,161		1,915
Leisure Products & Services - 0.39%								$20,771
Harley-Davidson Inc	94,429		4,173
Polaris Industries Inc	4,052		261		Oil & Gas - 6.20%
			$4,434		Apache Corp	4,556		451
					Atwood Oceanics Inc (a)	683		31
Lodging - 0.66%					Chevron Corp	4,600		474
Las Vegas Sands Corp	13,952		685		Concho Resources Inc (a)	3,682		393
Marriott International Inc/DE	71,810		2,474		Denbury Resources Inc (a)	20,952		395
Starwood Hotels & Resorts Worldwide Inc	75,063		4,071		Devon Energy Corp	57,235		3,652
Wynn Resorts Ltd	2,818		325		Diamond Offshore Drilling Inc	2,084		130
			$7,555		EOG Resources Inc	51,794		5,497
Machinery - Construction & Mining - 0.83%					EQT Corp	3,242		164
Caterpillar Inc	26,535		2,896		EXCO Resources Inc	8,793		69
Joy Global Inc	72,703		6,593		Exxon Mobil Corp	416,854		34,908
			$9,489		Helmerich & Payne Inc	5,529		341
					HollyFrontier Corp	11,942		350
Machinery - Diversified - 1.45%					Murphy Oil Corp	1,852		110
Babcock & Wilcox Co/The (a)	7,345		183		Newfield Exploration Co (a)	4,752		180
Cummins Inc	40,140		4,174		Noble Energy Inc	53,005		5,336
Deere & Co	72,810		6,272		Occidental Petroleum Corp	167,442		16,706
Flowserve Corp	3,272		361		Patterson-UTI Energy Inc	1,073		20
Gardner Denver Inc	5,159		385		Pioneer Natural Resources Co	3,413		339
Graco Inc	3,892		179		QEP Resources Inc	8,684		249
IDEX Corp	4,647		188		Range Resources Corp	5,722		329
Nordson Corp	3,832		174		Southwestern Energy Co (a)	14,092		439
Rockwell Automation Inc	51,422		4,004		Whiting Petroleum Corp (a)	7,345		368
Roper Industries Inc	3,492		326					$70,931
Wabtec Corp/DE	3,021		208
Zebra Technologies Corp (a)	3,519		133		Oil & Gas Services - 3.76%
			$16,587		Baker Hughes Inc	10,595		520
					Cameron International Corp (a)	104,285		5,548
Media - 1.72%					CARBO Ceramics Inc	1,174		114
CBS Corp	111,747		3,183		Core Laboratories NV	19,794		2,103
Comcast Corp - Class A	49,345		1,312		FMC Technologies Inc (a)	8,594		439
DIRECTV (a)	147,786		6,652		Halliburton Co	157,865		5,806
Discovery Communications Inc - A Shares (a)	11,492		493		Hornbeck Offshore Services Inc (a)	27,683		905
DISH Network Corp	9,407		263		Oceaneering International Inc	79,395		3,858
Factset Research Systems Inc	2,766		244		Oil States International Inc (a)	2,696		215
John Wiley & Sons Inc	2,478		112		RPC Inc	2,683		41
Liberty Global Inc - A Shares (a)	9,971		457		Schlumberger Ltd	310,519		23,342
McGraw-Hill Cos Inc/The	10,233		471		Superior Energy Services Inc (a)	4,985		142
Nielsen Holdings NV (a)	4,469		129					$43,033
Scripps Networks Interactive	5,533		240
Sirius XM Radio Inc (a)	245,224		513		Packaging & Containers - 0.10%
Time Warner Cable Inc	13,701		1,010		Ball Corp	10,512		413
Viacom Inc	97,145		4,570		Crown Holdings Inc (a)	9,213		332
			$19,649		Rock-Tenn Co	4,335		268
					Silgan Holdings Inc	3,175		132
Metal Fabrication & Hardware - 0.37%								$1,145
Precision Castparts Corp	25,333		4,147

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals - 6.59%					Retail (continued)
Abbott Laboratories	429,173		$23,240		Nordstrom Inc	10,468		$517
Allergan Inc/United States	177,667		15,619		O'Reilly Automotive Inc (a)	47,422		3,866
AmerisourceBergen Corp	157,375		6,133		Panera Bread Co (a)	1,692		251
Cardinal Health Inc	10,356		446		PetSmart Inc	6,699		357
Eli Lilly & Co	13,990		556		Ross Stores Inc	9,550		485
Endo Pharmaceuticals Holdings Inc (a)	7,294		271		Sally Beauty Holdings Inc (a)	5,504		113
Express Scripts Inc (a)	159,796		8,175		Starbucks Corp	208,098		9,974
Herbalife Ltd	7,028		407		Target Corp	2,352		120
Johnson & Johnson	88,950		5,862		TJX Cos Inc	145,328		9,903
McKesson Corp	10,268		839		Tractor Supply Co	24,662		1,992
Mead Johnson Nutrition Co	30,707		2,275		Ulta Salon Cosmetics & Fragrance Inc (a)	2,837		216
Medco Health Solutions Inc (a)	134,732		8,356		Urban Outfitters Inc (a)	81,944		2,172
Medivation Inc (a)	19,310		1,070		Walgreen Co	37,003		1,234
Perrigo Co	14,228		1,360		Wal-Mart Stores Inc	49,108		3,013
Sanofi-Aventis SA - Rights (a)	7,501		10		Williams-Sonoma Inc	3,424		123
SXC Health Solutions Corp (a)	3,908		246		Yum! Brands Inc	18,999		1,203
Warner Chilcott PLC (a)	9,680		163					$109,032
Watson Pharmaceuticals Inc (a)	7,453		437
			$75,465		Savings & Loans - 0.01%
					Hudson City Bancorp Inc	2,341		16
Pipelines - 0.07%					People's United Financial Inc	4,414		54
El Paso Corp	29,310		788					$70

					Semiconductors - 4.51%
Real Estate - 0.24%					Advanced Micro Devices Inc (a)	38,470		258
CBRE Group Inc (a)	144,216		2,783		Altera Corp	14,872		592
					Analog Devices Inc	13,830		541
REITS - 0.89%					Applied Materials Inc	5,198		64
					Atmel Corp (a)	26,800		260
American Tower Corp	15,678		996
Apartment Investment & Management Co	5,035		124		Avago Technologies Ltd	91,022		3,089
AvalonBay Communities Inc	10,568		1,437		Broadcom Corp	97,372		3,344
Boston Properties Inc	4,724		491		Cypress Semiconductor Corp	10,445		180
Camden Property Trust	2,989		193		Intersil Corp	3,915		44
Digital Realty Trust Inc	5,947		421		KLA-Tencor Corp	48,345		2,472
					Lam Research Corp (a)	7,573		323
Equity Residential	1,064		63
Essex Property Trust Inc	1,138		164		Linear Technology Corp	114,229		3,806
					LSI Corp (a)	11,447		87
Federal Realty Investment Trust	2,940		278		Marvell Technology Group Ltd (a)	245,997		3,820
Macerich Co/The	2,870		156
Plum Creek Timber Co Inc	6,111		237		Maxim Integrated Products Inc	17,883		480
					NVIDIA Corp (a)	38,694		571
Public Storage Inc	5,240		728		ON Semiconductor Corp (a)	26,552		231
Rayonier Inc	7,617		348		QLogic Corp (a)	6,540		113
Simon Property Group Inc	28,840		3,918
UDR Inc	717		19		Qualcomm Inc	406,866		23,932
					Skyworks Solutions Inc (a)	11,171		241
Ventas Inc	9,720		567
Vornado Realty Trust	1,268		102		Texas Instruments Inc	34,031		1,102
			$10,242		Xilinx Inc	168,411		6,038
								$51,588
Retail - 9.53%
Advance Auto Parts Inc	4,517		346		Software - 4.54%
					Adobe Systems Inc (a)	18,370		569
AutoZone Inc (a)	1,086		378
					Allscripts Healthcare Solutions Inc (a)	9,391		180
Bed Bath & Beyond Inc (a)	126,406		7,673
					ANSYS Inc (a)	5,913		358
Big Lots Inc (a)	1,620		64
					BMC Software Inc (a)	10,989		398
Brinker International Inc	5,240		135		Cerner Corp (a)	39,795		2,423
Chico's FAS Inc	7,345		84		Check Point Software Technologies Ltd (a)	53,788		3,028
Chipotle Mexican Grill Inc (a)	8,245		3,028
					Citrix Systems Inc (a)	6,778		442
Copart Inc (a)	3,531		166
					Compuware Corp (a)	10,304		81
Costco Wholesale Corp	174,553		14,361
CVS Caremark Corp	83,247		3,476		Dun & Bradstreet Corp/The	3,024		250
					Fiserv Inc (a)	7,199		453
Dick's Sporting Goods Inc	5,528		228		Informatica Corp (a)	6,620		280
Dollar General Corp (a)	82,724		3,525
Dollar Tree Inc (a)	4,981		422		Intuit Inc	12,547		708
DSW Inc	1,250		62		Microsoft Corp	824,329		24,342
Family Dollar Stores Inc	7,567		422		Oracle Corp	479,563		13,524
					QLIK Technologies Inc (a)	33,057		932
Home Depot Inc/The	168,417		7,476		Red Hat Inc (a)	67,799		3,144
JC Penney Co Inc	13,712		570		Salesforce.com Inc (a)	4,763		556
Kohl's Corp	9,421		433		VMware Inc (a)	3,532		322
Ltd Brands Inc	47,275		1,979
Lululemon Athletica Inc (a)	20,421		1,289					$51,990
Macy's Inc	144,228		4,859		Telecommunications - 2.04%
McDonald's Corp	225,144		22,300		Cisco Systems Inc	636,966		12,503
MSC Industrial Direct Co Inc	2,853		217		Crown Castle International Corp (a)	146,229		7,089

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2012 (unaudited)

						Unrealized Appreciation (Depreciation)
						The net federal income tax unrealized appreciation (depreciation) and federal tax
	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	cost of investments held as of the period end were as follows:
	Telecommunications (continued)
	Harris Corp	2,142		$88		Unrealized Appreciation	$168,018
	Juniper Networks Inc (a)	24,603		515		Unrealized Depreciation	(15,724)
	MetroPCS Communications Inc (a)	17,379		154		Net Unrealized Appreciation (Depreciation)	$152,294
	NeuStar Inc (a)	4,522		165		Cost for federal income tax purposes	$967,217
	NII Holdings Inc (a)	8,166		164
	Polycom Inc (a)	58,152		1,160		All dollar amounts are shown in thousands (000's)
	SBA Communications Corp (a)	7,300		334
	Verizon Communications Inc	25,936		977		Portfolio Summary (unaudited)
	Windstream Corp	17,714		214		Sector	Percent
				$23,363		Consumer, Non-cyclical	25 .28%
						Technology	19 .34%
	Toys, Games & Hobbies - 0.07%					Consumer, Cyclical	13 .54%
	Hasbro Inc	7,427		259		Industrial	11 .14%
	Mattel Inc	16,314		506		Energy	10 .13%
				$765		Communications	8.29%
	Transportation - 2.47%					Financial	6.15%
	CH Robinson Worldwide Inc	5,708		393		Basic Materials	3.92%
	CSX Corp	45,934		1,036		Utilities	0.02%
	Expeditors International of Washington Inc	8,852		395		Other Assets in Excess of Liabilities, Net	2.19%
	FedEx Corp	1,121		103		TOTAL NET ASSETS	100.00%
	JB Hunt Transport Services Inc	5,885		301
	Kirby Corp (a)	25,071		1,674
	Landstar System Inc	2,975		152
	Union Pacific Corp	46,288		5,291
	United Parcel Service Inc	249,903		18,905
				$28,250
	TOTAL COMMON STOCKS			$1,077,638
		Maturity
	REPURCHASE AGREEMENTS - 3.66%	Amount (000's)	Value	(000	's)

Banks	- 3.66%
	Investment in Joint Trading Account; Credit	$7,011		$7,011
	Suisse Repurchase Agreement; 0.18%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $7,151,415; 4.38% - 8.00%;
	dated 11/15/21 - 11/15/39)
	Investment in Joint Trading Account; Deutsche	16,924		16,924
	Bank Repurchase Agreement; 0.22% dated
	01/31/12 maturing 02/01/12 (collateralized
	by US Government Securities;
	$17,262,035 ; 0.00% - 5.25%; dated
	02/01/12 - 12/09/31)
	Investment in Joint Trading Account; JP	4,029		4,029
	Morgan Repurchase Agreement; 0.15%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $4,110,008; 0.00% - 7.00%;
	dated 09/20/12 - 04/15/30)
	Investment in Joint Trading Account; Merrill	13,909		13,909
	Lynch Repurchase Agreement; 0.16%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $14,187,276; 0.00% - 1.00%;
	dated 07/05/12 - 05/04/37)
				$41,873
	TOTAL REPURCHASE AGREEMENTS			$41,873
	Total Investments			$1,119,511
	Other Assets in Excess of Liabilities, Net - 2.19%			$25,049
	TOTAL NET ASSETS - 100.00%			$1,144,560

	(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2012	Long	1,005	$62,504	$65,737	$3,233
Total					$3,233
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 96.31%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.14%					Beverages (continued)
Interpublic Group of Cos Inc	91,538		$946		Coca-Cola Co/The	450,818		$30,444
Omnicom Group Inc	54,758		2,497		Coca-Cola Enterprises Inc	61,932		1,659
			$3,443		Constellation Brands Inc (a)	34,557		722
					Dr Pepper Snapple Group Inc	42,553		1,652
Aerospace & Defense - 1.91%					Molson Coors Brewing Co	31,268		1,341
Boeing Co/The	147,525		10,943		PepsiCo Inc	310,322		20,379
General Dynamics Corp	70,685		4,889					$59,437
Goodrich Corp	24,856		3,101
L-3 Communications Holdings Inc	19,822		1,402		Biotechnology - 1.30%
Lockheed Martin Corp	52,665		4,335		Amgen Inc	157,451		10,692
Northrop Grumman Corp	51,862		3,011		Biogen Idec Inc (a)	48,217		5,686
Raytheon Co	68,698		3,297		Celgene Corp (a)	88,116		6,406
Rockwell Collins Inc	30,037		1,739		Gilead Sciences Inc (a)	149,094		7,282
United Technologies Corp	179,850		14,091		Life Technologies Corp (a)	35,372		1,713
			$46,808					$31,779

Agriculture - 1.90%					Building Materials - 0.04%
Altria Group Inc	408,180		11,592		Masco Corp	71,020		857
Archer-Daniels-Midland Co	132,588		3,796
Lorillard Inc	26,798		2,878
Philip Morris International Inc	344,774		25,779		Chemicals - 2.27%
Reynolds American Inc	67,107		2,633		Air Products & Chemicals Inc	41,775		3,677
					Airgas Inc	13,561		1,070
			$46,678		CF Industries Holdings Inc	12,979		2,302
Airlines - 0.06%					Dow Chemical Co/The	234,578		7,861
Southwest Airlines Co	154,529		1,480		Eastman Chemical Co	27,308		1,374
					Ecolab Inc	59,576		3,601
					EI du Pont de Nemours & Co	183,389		9,333
Apparel - 0.65%					FMC Corp	13,978		1,295
Coach Inc	57,925		4,058		International Flavors & Fragrances Inc	16,057		896
Nike Inc	73,627		7,656		Monsanto Co	106,274		8,720
Ralph Lauren Corp	12,801		1,946		Mosaic Co/The	59,099		3,308
VF Corp	17,306		2,276		PPG Industries Inc	30,651		2,746
			$15,936		Praxair Inc	59,499		6,319
Automobile Manufacturers - 0.51%					Sherwin-Williams Co/The	17,094		1,667
Ford Motor Co	754,283		9,368		Sigma-Aldrich Corp	23,906		1,627
PACCAR Inc	71,103		3,143					$55,796
			$12,511		Coal - 0.18%
Automobile Parts & Equipment - 0.27%					Alpha Natural Resources Inc (a)	43,629		878
BorgWarner Inc (a)	21,778		1,625		Consol Energy Inc	45,022		1,609
Goodyear Tire & Rubber Co/The (a)	48,502		631		Peabody Energy Corp	53,766		1,833
Johnson Controls Inc	135,049		4,290					$4,320
			$6,546		Commercial Services - 1.51%
Banks - 6.32%					Apollo Group Inc (a)	23,068		1,209
Bank of America Corp	2,011,873		14,345		Automatic Data Processing Inc	97,002		5,314
Bank of New York Mellon Corp/The	240,696		4,845		DeVry Inc	12,018		454
BB&T Corp	138,372		3,762		Equifax Inc	24,033		937
Capital One Financial Corp	91,241		4,174		H&R Block Inc	58,138		951
Citigroup Inc	580,328		17,828		Iron Mountain Inc	36,843		1,135
Comerica Inc	39,436		1,091		Mastercard Inc	21,161		7,524
Fifth Third Bancorp	182,567		2,375		Moody's Corp	38,777		1,444
First Horizon National Corp	52,327		457		Paychex Inc	64,017		2,017
Goldman Sachs Group Inc/The	97,719		10,893		Quanta Services Inc (a)	41,710		901
Huntington Bancshares Inc/OH	171,511		979		Robert Half International Inc	28,376		786
JP Morgan Chase & Co	754,217		28,132		RR Donnelley & Sons Co	37,276		423
KeyCorp	189,139		1,470		SAIC Inc (a)	54,824		705
M&T Bank Corp	24,936		1,989		Total System Services Inc	32,177		690
Morgan Stanley	294,579		5,494		Visa Inc	100,948		10,159
Northern Trust Corp	47,836		1,971		Western Union Co/The	122,893		2,347
PNC Financial Services Group Inc	104,428		6,153					$36,996
Regions Financial Corp	249,875		1,304		Computers - 7.22%
State Street Corp	97,648		3,826		Accenture PLC - Class A	127,214		7,294
SunTrust Banks Inc	106,589		2,193		Apple Inc (a)	184,479		84,211
US Bancorp	378,800		10,690		Cognizant Technology Solutions Corp (a)	59,967		4,303
Wells Fargo & Co	1,046,744		30,575		Computer Sciences Corp	30,778		795
Zions Bancorporation	36,580		616		Dell Inc (a)	303,101		5,222
			$155,162		EMC Corp/Massachusetts (a)	404,912		10,431
Beverages - 2.42%					Hewlett-Packard Co	394,394		11,035
Beam Inc	30,857		1,614		IBM Corp	233,944		45,058
Brown-Forman Corp	20,020		1,626		Lexmark International Inc	14,252		497

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
NetApp Inc (a)	71,180		$2,686		Xcel Energy Inc	96,259		$2,560
SanDisk Corp (a)	47,696		2,188					$75,958
Teradata Corp (a)	33,227		1,780
Western Digital Corp (a)	46,405		1,687		Electrical Components & Equipment - 0.34%
			$177,187		Emerson Electric Co	146,039		7,503
					Molex Inc	27,217		720
Consumer Products - 0.32%								$8,223
Avery Dennison Corp	20,880		567
Clorox Co/The	26,182		1,797		Electronics - 1.18%
Kimberly-Clark Corp	78,224		5,598		Agilent Technologies Inc	68,919		2,927
			$7,962		Amphenol Corp	32,898		1,791
					FLIR Systems Inc	30,963		797
Cosmetics & Personal Care - 1.92%					Honeywell International Inc	153,532		8,911
Avon Products Inc	85,505		1,519		Jabil Circuit Inc	36,365		824
Colgate-Palmolive Co	96,069		8,715		PerkinElmer Inc	22,446		538
Estee Lauder Cos Inc/The	44,340		2,569		TE Connectivity Ltd	84,249		2,873
Procter & Gamble Co	546,110		34,427		Thermo Fisher Scientific Inc (a)	75,085		3,972
			$47,230		Tyco International Ltd	91,699		4,672
					Waters Corp (a)	17,786		1,540
Distribution & Wholesale - 0.29%								$28,845
Fastenal Co	58,595		2,735
Genuine Parts Co	30,896		1,971		Engineering & Construction - 0.12%
WW Grainger Inc	12,044		2,297		Fluor Corp	33,677		1,894
			$7,003		Jacobs Engineering Group Inc (a)	25,434		1,138

Diversified Financial Services - 1.60%								$3,032
American Express Co	200,572		10,057		Entertainment - 0.04%
Ameriprise Financial Inc	44,909		2,405		International Game Technology	59,071		941
BlackRock Inc	19,885		3,619
Charles Schwab Corp/The	214,268		2,496
CME Group Inc	13,178		3,156		Environmental Control - 0.26%
					Republic Services Inc	62,487		1,830
Discover Financial Services	109,098		2,965		Stericycle Inc (a)	16,894		1,419
E*Trade Financial Corp (a)	50,395		413
Federated Investors Inc	18,331		313		Waste Management Inc	91,371		3,176
Franklin Resources Inc	28,891		3,065					$6,425
IntercontinentalExchange Inc (a)	14,421		1,651		Food - 1.94%
Invesco Ltd	89,518		2,020		Campbell Soup Co	35,597		1,128
Legg Mason Inc	24,692		629		ConAgra Foods Inc	82,274		2,194
NASDAQ OMX Group Inc/The (a)	25,321		628		Dean Foods Co (a)	36,462		392
NYSE Euronext	52,004		1,381		General Mills Inc	127,720		5,087
SLM Corp	100,979		1,510		Hershey Co/The	30,385		1,856
T Rowe Price Group Inc	50,147		2,901		HJ Heinz Co	63,564		3,296
			$39,209		Hormel Foods Corp	27,375		788
Electric - 3.10%					JM Smucker Co/The	22,596		1,780
AES Corp/The (a)	127,975		1,633		Kellogg Co	49,188		2,436
Ameren Corp	48,082		1,521		Kraft Foods Inc	350,683		13,431
					Kroger Co/The	118,528		2,816
American Electric Power Co Inc	95,853		3,792		McCormick & Co Inc/MD	26,334		1,331
CMS Energy Corp	50,018		1,092
Consolidated Edison Inc	58,139		3,428		Safeway Inc	67,467		1,483
					Sara Lee Corp	117,257		2,245
Constellation Energy Group Inc	40,009		1,457		SUPERVALU Inc	42,125		291
Dominion Resources Inc/VA	113,062		5,658
DTE Energy Co	33,595		1,788		Sysco Corp	117,090		3,526
					Tyson Foods Inc	57,986		1,081
Duke Energy Corp	264,535		5,637		Whole Foods Market Inc	31,710		2,348
Edison International	64,670		2,654
Entergy Corp	34,957		2,425					$47,509
Exelon Corp	131,602		5,235		Forest Products & Paper - 0.15%
FirstEnergy Corp	83,012		3,505		International Paper Co	86,754		2,701
Integrys Energy Group Inc	15,465		803		MeadWestvaco Corp	33,890		998
NextEra Energy Inc	83,869		5,019					$3,699
Northeast Utilities	35,139		1,221
NRG Energy Inc (a)	45,646		770		Gas - 0.27%
Pepco Holdings Inc	45,049		886		AGL Resources Inc	23,170		962
PG&E Corp	80,564		3,276		CenterPoint Energy Inc	84,544		1,561
Pinnacle West Capital Corp	21,671		1,024		NiSource Inc	55,798		1,268
PPL Corp	114,787		3,190		Sempra Energy	47,570		2,707
Progress Energy Inc	58,556		3,181					$6,498
Public Service Enterprise Group Inc	100,417		3,047		Hand & Machine Tools - 0.12%
SCANA Corp	22,904		1,027		Snap-on Inc	11,547		652
Southern Co/The	171,084		7,795		Stanley Black & Decker Inc	33,525		2,353
TECO Energy Inc	42,828		773					$3,005
Wisconsin Energy Corp	45,904		1,561

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products - 1.83%					Internet - 2.75%
Baxter International Inc	111,922		$6,209		Amazon.com Inc (a)	72,211		$14,041
Becton Dickinson and Co	42,654		3,345		eBay Inc (a)	228,052		7,206
Boston Scientific Corp (a)	294,065		1,753		Expedia Inc	18,815		609
CareFusion Corp (a)	44,584		1,068		F5 Networks Inc (a)	15,777		1,889
Covidien PLC	95,757		4,931		Google Inc (a)	50,145		29,090
CR Bard Inc	17,027		1,575		Netflix Inc (a)	10,989		1,321
DENTSPLY International Inc	28,098		1,060		Priceline.com Inc (a)	9,881		5,232
Edwards Lifesciences Corp (a)	22,643		1,872		Symantec Corp (a)	146,320		2,515
Hospira Inc (a)	32,693		1,127		TripAdvisor Inc (a)	18,815		619
Intuitive Surgical Inc (a)	7,740		3,560		VeriSign Inc	31,573		1,170
Medtronic Inc	209,475		8,079		Yahoo! Inc (a)	246,187		3,809
Patterson Cos Inc	17,367		559					$67,501
St Jude Medical Inc	63,316		2,641
Stryker Corp	64,563		3,579		Iron & Steel - 0.27%
Varian Medical Systems Inc (a)	22,342		1,472		Allegheny Technologies Inc	21,111		958
Zimmer Holdings Inc	35,565		2,161		Cliffs Natural Resources Inc	28,387		2,051
			$44,991		Nucor Corp	62,863		2,797
					United States Steel Corp	28,582		863
Healthcare - Services - 1.24%								$6,669
Aetna Inc	71,913		3,143
Cigna Corp	56,662		2,540		Leisure Products & Services - 0.19%
Coventry Health Care Inc (a)	28,638		861		Carnival Corp	89,820		2,713
DaVita Inc (a)	18,559		1,518		Harley-Davidson Inc	46,123		2,038
Humana Inc	32,454		2,889					$4,751
Laboratory Corp of America Holdings (a)	19,670		1,798		Lodging - 0.28%
Quest Diagnostics Inc	31,314		1,819		Marriott International Inc/DE	53,215		1,833
Tenet Healthcare Corp (a)	86,214		456		Starwood Hotels & Resorts Worldwide Inc	38,143		2,069
UnitedHealth Group Inc	211,596		10,958		Wyndham Worldwide Corp	30,293		1,205
WellPoint Inc	69,047		4,441		Wynn Resorts Ltd	15,719		1,811
			$30,423					$6,918

Holding Companies - Diversified - 0.04%					Machinery - Construction & Mining - 0.65%
Leucadia National Corp	39,323		1,092		Caterpillar Inc	128,348		14,005
					Joy Global Inc	20,861		1,892
Home Builders - 0.08%								$15,897
DR Horton Inc	55,205		769		Machinery - Diversified - 0.70%
Lennar Corp	31,922		686		Cummins Inc	38,279		3,981
Pulte Group Inc (a)	66,861		498
					Deere & Co	82,160		7,078
			$1,953		Flowserve Corp	11,028		1,215
Home Furnishings - 0.06%					Rockwell Automation Inc	28,169		2,194
Harman International Industries Inc	13,915		587		Roper Industries Inc	19,150		1,788
Whirlpool Corp	15,172		824		Xylem Inc/NY	36,635		949
			$1,411					$17,205

Housewares - 0.04%					Media - 2.90%
Newell Rubbermaid Inc	57,463		1,061		Cablevision Systems Corp	43,820		638
					CBS Corp	129,894		3,699
					Comcast Corp - Class A	540,855		14,381
Insurance - 3.38%					DIRECTV (a)	140,051		6,304
ACE Ltd	66,856		4,653		Discovery Communications Inc - A Shares (a)	52,455		2,249
Aflac Inc	92,653		4,469		Gannett Co Inc	47,298		670
Allstate Corp/The	100,307		2,894		McGraw-Hill Cos Inc/The	58,237		2,679
American International Group Inc (a)	86,705		2,177		News Corp - Class A	435,280		8,196
Aon Corp	64,170		3,108		Scripps Networks Interactive	19,306		837
Assurant Inc	18,283		724		Time Warner Cable Inc	63,341		4,670
Berkshire Hathaway Inc - Class B (a)	348,958		27,348		Time Warner Inc	198,666		7,363
Chubb Corp/The	55,195		3,721		Viacom Inc	109,609		5,156
Cincinnati Financial Corp	32,171		1,051		Walt Disney Co/The	356,591		13,871
Genworth Financial Inc (a)	97,445		751		Washington Post Co/The	965		366
Hartford Financial Services Group Inc	88,475		1,550					$71,079
Lincoln National Corp	59,878		1,290
Loews Corp	60,610		2,261		Metal Fabrication & Hardware - 0.19%
Marsh & McLennan Cos Inc	106,781		3,373		Precision Castparts Corp	28,620		4,685
MetLife Inc	209,930		7,417
Progressive Corp/The	122,409		2,482		Mining - 0.74%
Prudential Financial Inc	93,687		5,363		Alcoa Inc	211,254		2,146
Torchmark Corp	20,234		924		Freeport-McMoRan Copper & Gold Inc	188,151		8,695
Travelers Cos Inc/The	81,931		4,776		Newmont Mining Corp	98,216		6,038
Unum Group	58,035		1,325		Titanium Metals Corp	16,343		252
XL Group PLC	63,620		1,290		Vulcan Materials Co	25,652		1,125
			$82,947					$18,256
See accompanying notes					143

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing - 3.17%					Pharmaceuticals (continued)
3M Co	139,111		$12,062		AmerisourceBergen Corp	51,279		$1,998
Cooper Industries PLC	31,382		1,855		Bristol-Myers Squibb Co	336,348		10,844
Danaher Corp	113,074		5,938		Cardinal Health Inc	68,580		2,951
Dover Corp	36,795		2,333		Eli Lilly & Co	202,228		8,036
Eaton Corp	66,335		3,252		Express Scripts Inc (a)	96,567		4,940
General Electric Co	2,095,532		39,207		Forest Laboratories Inc (a)	53,027		1,685
Illinois Tool Works Inc	95,909		5,086		Johnson & Johnson	542,047		35,726
Ingersoll-Rand PLC	61,964		2,165		McKesson Corp	48,741		3,983
Leggett & Platt Inc	27,616		593		Mead Johnson Nutrition Co	40,406		2,994
Pall Corp	22,856		1,364		Medco Health Solutions Inc (a)	76,846		4,766
Parker Hannifin Corp	29,988		2,420		Merck & Co Inc	604,983		23,147
Textron Inc	55,214		1,407		Mylan Inc/PA (a)	84,659		1,757
			$77,682		Perrigo Co	18,498		1,768
					Pfizer Inc (b)	1,525,789		32,652
Office & Business Equipment - 0.12%					Watson Pharmaceuticals Inc (a)	25,240		1,480
Pitney Bowes Inc	39,626		751					$160,794
Xerox Corp	275,317		2,134
			$2,885		Pipelines - 0.54%
					El Paso Corp	153,075		4,113
Oil & Gas - 9.09%					ONEOK Inc	20,442		1,700
Anadarko Petroleum Corp	98,843		7,979		Spectra Energy Corp	129,087		4,065
Apache Corp	76,232		7,538		Williams Cos Inc	116,992		3,372
Cabot Oil & Gas Corp	41,482		1,323					$13,250
Chesapeake Energy Corp	130,858		2,765
Chevron Corp	395,290		40,746		Publicly Traded Investment Fund - 0.29%
ConocoPhillips	263,543		17,976		iShares S&P 500 Index Fund/US	54,251		7,149
Denbury Resources Inc (a)	78,853		1,487
Devon Energy Corp	80,170		5,116		Real Estate - 0.05%
Diamond Offshore Drilling Inc	13,798		860		CBRE Group Inc (a)	64,372		1,242
EOG Resources Inc	53,364		5,664
EQT Corp	29,662		1,498
Exxon Mobil Corp	951,406		79,671		REITS - 1.97%
Helmerich & Payne Inc	21,267		1,312		American Tower Corp	78,012		4,955
Hess Corp	59,152		3,330		Apartment Investment & Management Co	24,001		590
Marathon Oil Corp	139,682		4,385		AvalonBay Communities Inc	18,873		2,567
Marathon Petroleum Corp	70,765		2,705		Boston Properties Inc	29,303		3,049
Murphy Oil Corp	38,412		2,289		Equity Residential	58,878		3,506
Nabors Industries Ltd (a)	57,077		1,063		HCP Inc	80,942		3,402
Newfield Exploration Co (a)	26,300		994		Health Care REIT Inc	37,669		2,155
Noble Corp (a)	50,106		1,746		Host Hotels & Resorts Inc	140,181		2,302
Noble Energy Inc	34,846		3,508		Kimco Realty Corp	80,774		1,474
Occidental Petroleum Corp	161,132		16,076		Plum Creek Timber Co Inc	32,012		1,241
Pioneer Natural Resources Co	24,291		2,412		ProLogis Inc	90,959		2,884
QEP Resources Inc	35,123		1,006		Public Storage Inc	28,181		3,913
Range Resources Corp	31,049		1,786		Simon Property Group Inc	58,315		7,923
Rowan Cos Inc (a)	24,807		844		Ventas Inc	57,150		3,332
Southwestern Energy Co (a)	68,952		2,147		Vornado Realty Trust	36,621		2,962
Sunoco Inc	21,190		813		Weyerhaeuser Co	106,473		2,132
Tesoro Corp (a)	28,230		707					$48,387
Valero Energy Corp	111,100		2,665
WPX Energy Inc (a)	38,997		643		Retail - 5.99%
			$223,054		Abercrombie & Fitch Co	17,062		784
					AutoNation Inc (a)	9,441		338
Oil & Gas Services - 1.72%					AutoZone Inc (a)	5,542		1,928
Baker Hughes Inc	86,634		4,257		Bed Bath & Beyond Inc (a)	47,651		2,892
Cameron International Corp (a)	48,670		2,589		Best Buy Co Inc	58,249		1,395
FMC Technologies Inc (a)	47,296		2,417		Big Lots Inc (a)	13,011		514
Halliburton Co	182,644		6,718		CarMax Inc (a)	44,944		1,368
National Oilwell Varco Inc	84,129		6,224		Chipotle Mexican Grill Inc (a)	6,212		2,282
Schlumberger Ltd	266,399		20,025		Costco Wholesale Corp	86,019		7,077
			$42,230		CVS Caremark Corp	258,361		10,786
					Darden Restaurants Inc	26,166		1,200
Packaging & Containers - 0.14%					Dollar Tree Inc (a)	23,625		2,004
Ball Corp	32,283		1,267		Family Dollar Stores Inc	23,301		1,300
Bemis Co Inc	20,440		640		GameStop Corp	27,471		642
Owens-Illinois Inc (a)	32,601		784
					Gap Inc/The	68,864		1,307
Sealed Air Corp	38,087		759		Home Depot Inc/The	305,986		13,583
			$3,450		JC Penney Co Inc	28,368		1,179
Pharmaceuticals - 6.55%					Kohl's Corp	50,304		2,313
Abbott Laboratories	309,207		16,744		Lowe's Cos Inc	248,621		6,670
Allergan Inc/United States	60,546		5,323		Ltd Brands Inc	48,823		2,044
					Macy's Inc	83,331		2,807

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Telecommunications (continued)
McDonald's Corp	203,099		$20,117		Motorola Solutions Inc	56,862		$2,639
Nordstrom Inc	32,111		1,586		Sprint Nextel Corp (a)	594,641		1,261
O'Reilly Automotive Inc (a)	25,472		2,076		Verizon Communications Inc	561,944		21,163
Ross Stores Inc	45,891		2,332		Windstream Corp	115,680		1,396
Sears Holdings Corp (a)	7,637		322					$97,639
Staples Inc	138,829		2,031
Starbucks Corp	147,955		7,091		Textiles - 0.03%
Target Corp	133,306		6,773		Cintas Corp	21,886		811
Tiffany & Co	25,200		1,608
TJX Cos Inc	74,859		5,101		Toys, Games & Hobbies - 0.12%
Urban Outfitters Inc (a)	22,039		584		Hasbro Inc	23,042		804
Walgreen Co	176,516		5,889		Mattel Inc	67,218		2,084
Wal-Mart Stores Inc	346,682		21,272					$2,888
Yum! Brands Inc	91,404		5,789
			$146,984		Transportation - 1.85%
					CH Robinson Worldwide Inc	32,588		2,243
Savings & Loans - 0.06%					CSX Corp	208,406		4,699
Hudson City Bancorp Inc	104,699		704		Expeditors International of Washington Inc	42,086		1,879
People's United Financial Inc	71,584		883		FedEx Corp	62,965		5,761
			$1,587		Norfolk Southern Corp	66,714		4,817
Semiconductors - 3.18%					Ryder System Inc	10,148		571
Advanced Micro Devices Inc (a)	116,199		780		Union Pacific Corp	95,886		10,961
Altera Corp	63,688		2,534		United Parcel Service Inc	191,541		14,490
Analog Devices Inc	59,142		2,314					$45,421
Applied Materials Inc	259,156		3,183		TOTAL COMMON STOCKS			$2,363,258
Broadcom Corp	96,288		3,307			Maturity
First Solar Inc (a)	11,665		493		REPURCHASE AGREEMENTS - 3.65%	Amount (000's)	Value	(000	's)
Intel Corp	1,010,713		26,703		Banks - 3.65%
KLA-Tencor Corp	33,081		1,691		Investment in Joint Trading Account; Credit	$15,010		$15,009
Linear Technology Corp	45,210		1,506		Suisse Repurchase Agreement; 0.18%
LSI Corp (a)	111,847		847		dated 01/31/12 maturing 02/01/12
Microchip Technology Inc	37,938		1,400		(collateralized by US Government
Micron Technology Inc (a)	196,024		1,488		Securities; $15,309,734; 4.38% - 8.00%;
Novellus Systems Inc (a)	13,217		623		dated 11/15/21 - 11/15/39)
NVIDIA Corp (a)	121,209		1,790		Investment in Joint Trading Account; Deutsche	36,230		36,230
Qualcomm Inc	333,647		19,625		Bank Repurchase Agreement; 0.22% dated
Teradyne Inc (a)	36,533		597		01/31/12 maturing 02/01/12 (collateralized
Texas Instruments Inc	226,805		7,344		by US Government Securities;
Xilinx Inc	52,096		1,868		$36,954,531 ; 0.00% - 5.25%; dated
			$78,093		02/01/12 - 12/09/31)
Software - 3.77%					Investment in Joint Trading Account; JP	8,626		8,626
Adobe Systems Inc (a)	97,438		3,016		Morgan Repurchase Agreement; 0.15%
Akamai Technologies Inc (a)	35,615		1,149		dated 01/31/12 maturing 02/01/12
Autodesk Inc (a)	45,018		1,621		(collateralized by US Government
BMC Software Inc (a)	33,783		1,224		Securities; $8,798,697; 0.00% - 7.00%;
CA Inc	73,450		1,893		dated 09/20/12 - 04/15/30)
Cerner Corp (a)	28,918		1,761		Investment in Joint Trading Account; Merrill	29,777		29,777
Citrix Systems Inc (a)	37,018		2,414		Lynch Repurchase Agreement; 0.16%
Dun & Bradstreet Corp/The	9,648		799		dated 01/31/12 maturing 02/01/12
Electronic Arts Inc (a)	65,785		1,222		(collateralized by US Government
Fidelity National Information Services Inc	48,148		1,375		Securities; $30,372,093; 0.00% - 1.00%;
Fiserv Inc (a)	27,959		1,758		dated 07/05/12 - 05/04/37)
Intuit Inc	59,001		3,330					$89,642
Microsoft Corp	1,486,066		43,883		TOTAL REPURCHASE AGREEMENTS			$89,642
Oracle Corp	781,018		22,025		Total Investments			$2,452,900
Red Hat Inc (a)	38,277		1,775		Other Assets in Excess of Liabilities, Net - 0.04%			$1,030
Salesforce.com Inc (a)	26,995		3,153		TOTAL NET ASSETS - 100.00%			$2,453,930
			$92,398

Telecommunications - 3.98%					(a) Non-Income Producing Security
AT&T Inc	1,176,254		34,594		(b)	Security or a portion of the security was pledged to cover margin
CenturyLink Inc	122,589		4,540		requirements for futures contracts. At the end of the period, the value of
Cisco Systems Inc	1,067,057		20,946		these securities totaled $7,762 or 0.32% of net assets.
Corning Inc	311,943		4,015
Frontier Communications Corp	197,523		845
Harris Corp	22,986		942
JDS Uniphase Corp (a)	45,481		577
Juniper Networks Inc (a)	104,408		2,185
MetroPCS Communications Inc (a)	58,243		515
Motorola Mobility Holdings Inc (a)	52,319		2,021

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$488,527
Unrealized Depreciation		(162,255)
Net Unrealized Appreciation (Depreciation)		$326,272
Cost for federal income tax purposes		$2,126,628

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		20 .92%
Financial		17 .03%
Technology		14 .29%
Energy		11 .53%
Industrial		10 .67%
Communications		9.77%
Consumer, Cyclical		8.62%
Basic Materials		3.43%
Utilities		3.37%
Exchange Traded Funds		0.29%
Diversified		0.04%
Other Assets in Excess of Liabilities, Net		0.04%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2012	Long	1,354	$85,358	$88,565	$3,207
Total					$3,207

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 98.22%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.89%					Gas - 0.84%
General Dynamics Corp	396,779		$27,441		NiSource Inc	586,610		$13,334
United Technologies Corp	235,001		18,413

			$45,854		Healthcare - Services - 4.75%
Agriculture - 0.96%					Aetna Inc	485,262		21,206
Philip Morris International Inc	204,373		15,281		Humana Inc	234,674		20,891
					UnitedHealth Group Inc	644,403		33,373

Banks - 12.92%								$75,470
Bank of America Corp	2,572,673		18,343		Insurance - 5.39%
Capital One Financial Corp	306,491		14,022		ACE Ltd	358,458		24,949
Citigroup Inc	1,220,474		37,493		Berkshire Hathaway Inc - Class B (a)	148,755		11,658
East West Bancorp Inc	441,238		9,690		Prudential Financial Inc	305,124		17,465
Fifth Third Bancorp	1,369,303		17,815		Reinsurance Group of America Inc	389,817		21,241
JP Morgan Chase & Co	345,005		12,869		Torchmark Corp	224,088		10,234
KeyCorp	1,967,255		15,285					$85,547
Morgan Stanley	217,287		4,052
PNC Financial Services Group Inc	300,112		17,683		Internet - 2.39%
US Bancorp	1,180,963		33,327		IAC/InterActiveCorp	499,637		21,519
					Symantec Corp (a)	958,257		16,473
Wells Fargo & Co	840,205		24,542
			$205,121					$37,992

Beverages - 0.83%					Investment Companies - 0.38%
Constellation Brands Inc (a)	627,851		13,122		Ares Capital Corp	384,844		6,100

Chemicals - 1.30%					Machinery - Construction & Mining - 0.61%
CF Industries Holdings Inc	116,285		20,627		Joy Global Inc	106,685		9,675

Commercial Services - 1.31%					Machinery - Diversified - 0.97%
					AGCO Corp (a)	303,283		15,446
Corrections Corp of America (a)	464,840		10,938
Towers Watson & Co	164,840		9,857
			$20,795		Media - 4.60%
					CBS Corp	615,262		17,523
Computers - 1.83%					Comcast Corp - Class A	1,437,810		38,231
Accenture PLC - Class A	95,725		5,489
Apple Inc (a)	38,895		17,755		News Corp - Class A	921,650		17,355
Western Digital Corp (a)	159,442		5,795					$73,109
			$29,039		Mining - 1.04%
Cosmetics & Personal Care - 0.90%					Freeport-McMoRan Copper & Gold Inc	358,980		16,588
Procter & Gamble Co	227,492		14,341
					Miscellaneous Manufacturing - 1.41%
Diversified Financial Services - 2.64%					General Electric Co	1,197,490		22,405
American Express Co	406,473		20,381
Discover Financial Services	791,557		21,514		Oil & Gas - 10.85%
			$41,895		Anadarko Petroleum Corp	212,317		17,138
					Chevron Corp	615,364		63,432
Electric - 4.76%					ConocoPhillips	95,056		6,484
Ameren Corp	656,592		20,775		Denbury Resources Inc (a)	885,138		16,694
Duke Energy Corp	435,756		9,286		Devon Energy Corp	201,403		12,851
FirstEnergy Corp	346,293		14,620		Marathon Oil Corp	916,717		28,776
NV Energy Inc	890,855		14,432		Noble Energy Inc	195,328		19,663
Xcel Energy Inc	621,318		16,527		Occidental Petroleum Corp	73,778		7,361
			$75,640					$172,399

Electronics - 1.72%					Oil & Gas Services - 1.69%
Tyco International Ltd	537,584		27,390		National Oilwell Varco Inc	180,631		13,363
					Superior Energy Services Inc (a)	472,173		13,462
Engineering & Construction - 1.38%								$26,825
Fluor Corp	208,856		11,746
KBR Inc	318,759		10,245		Pharmaceuticals - 9.11%
					AmerisourceBergen Corp	236,467		9,215
			$21,991		Cardinal Health Inc	219,143		9,430
Food - 2.87%					Eli Lilly & Co	343,472		13,649
Kroger Co/The	633,751		15,058		Endo Pharmaceuticals Holdings Inc (a)	435,920		16,203
Smithfield Foods Inc (a)	641,877		14,333		Forest Laboratories Inc (a)	542,542		17,242
Tyson Foods Inc	864,322		16,111		Johnson & Johnson	85,356		5,626
			$45,502		Merck & Co Inc	65,575		2,509
					Pfizer Inc (b)	3,305,782		70,744
Forest Products & Paper - 1.15%								$144,618
International Paper Co	585,974		18,247

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
						Unrealized Appreciation (Depreciation)
REITS	- 3.75%					The net federal income tax unrealized appreciation (depreciation) and federal tax
	Camden Property Trust	249,451		$16,089		cost of investments held as of the period end were as follows:
	Essex Property Trust Inc	78,172		11,257
	Rayonier Inc	406,138		18,573		Unrealized Appreciation	$133,892
	Simon Property Group Inc	100,283		13,624		Unrealized Depreciation	(17,803)
				$59,543		Net Unrealized Appreciation (Depreciation)	$116,089
	Retail - 5.12%					Cost for federal income tax purposes	$1,472,420
	Dillard's Inc	261,211		11,559
	Foot Locker Inc	490,945		12,882		All dollar amounts are shown in thousands (000's)
	GameStop Corp	510,380		11,923
	Macy's Inc	341,818		11,516		Portfolio Summary (unaudited)
	Wal-Mart Stores Inc	543,619		33,356		Sector	Percent
				$81,236		Financial	26 .88%
						Consumer, Non-cyclical	20 .73%
	Semiconductors - 1.55%					Energy	12 .54%
	Intel Corp	484,518		12,801		Communications	11 .29%
	Teradyne Inc (a)	722,794		11,818
						Industrial	8.98%
				$24,619		Utilities	6.64%
	Software - 0.97%					Consumer, Cyclical	5.12%
	CA Inc	599,160		15,446		Technology	4.35%
						Basic Materials	3.49%
						Liabilities in Excess of Other Assets, Net	(0.02)%
	Telecommunications - 4.30%					TOTAL NET ASSETS	100.00%
	AT&T Inc	1,176,634		34,605
	Cisco Systems Inc	1,147,737		22,530
	Motorola Solutions Inc	239,855		11,131
				$68,266

Water	- 1.04%
	American Water Works Co Inc	487,396		16,440

	TOTAL COMMON STOCKS			$1,559,903
		Maturity
	REPURCHASE AGREEMENTS - 1.80%	Amount (000's)	Value	(000	's)

Banks	- 1.80%
	Investment in Joint Trading Account; Credit	$4,790		$4,790
	Suisse Repurchase Agreement; 0.18%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $4,885,475; 4.38% - 8.00%;
	dated 11/15/21 - 11/15/39)
	Investment in Joint Trading Account; Deutsche	11,561		11,561
	Bank Repurchase Agreement; 0.22% dated
	01/31/12 maturing 02/01/12 (collateralized
	by US Government Securities;
	$11,792,526 ; 0.00% - 5.25%; dated
	02/01/12 - 12/09/31)
	Investment in Joint Trading Account; JP	2,753		2,753
	Morgan Repurchase Agreement; 0.15%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $2,807,744; 0.00% - 7.00%;
	dated 09/20/12 - 04/15/30)
	Investment in Joint Trading Account; Merrill	9,502		9,502
	Lynch Repurchase Agreement; 0.16%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $9,692,010; 0.00% - 1.00%;
	dated 07/05/12 - 05/04/37)
				$28,606
	TOTAL REPURCHASE AGREEMENTS			$28,606
	Total Investments			$1,588,509
	Liabilities in Excess of Other Assets, Net - (0.02)%			$(261)
	TOTAL NET ASSETS - 100.00%			$1,588,248

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,140 or 0.32% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2012	Long	350	$22,173	$22,894	$721
Total					$721
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS - 95.72%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.02%					Banks (continued)
Interpublic Group of Cos Inc	42,811		$442		PNC Financial Services Group Inc	50,785		$2,992
					Popular Inc (a)	151,786		238
					State Street Corp	43,589		1,708
Aerospace & Defense - 1.59%					SunTrust Banks Inc	428,131		8,807
Alliant Techsystems Inc	4,598		273
BE Aerospace Inc (a)	784		33		TCF Financial Corp	23,583		237
					US Bancorp	185,917		5,247
Exelis Inc	27,300		273		Valley National Bancorp	27,430		327
General Dynamics Corp	32,217		2,228		Wells Fargo & Co	962,035		28,101
Goodrich Corp	6,381		796
L-3 Communications Holdings Inc	14,809		1,048					$168,416
Lockheed Martin Corp	162,339		13,364		Beverages - 0.11%
Northrop Grumman Corp	223,541		12,976		Beam Inc	13,331		697
Raytheon Co	34,545		1,658		Coca-Cola Enterprises Inc	11,162		299
United Technologies Corp	7,254		568		Constellation Brands Inc (a)	26,946		563
			$33,217		Molson Coors Brewing Co	19,138		821
Agriculture - 3.09%								$2,380
Altria Group Inc	570,169		16,193		Biotechnology - 0.95%
Archer-Daniels-Midland Co	58,442		1,673		Amgen Inc	76,015		5,162
Lorillard Inc	13,490		1,449		Bio-Rad Laboratories Inc (a)	3,082		313
Philip Morris International Inc	313,098		23,410		Gilead Sciences Inc (a)	296,014		14,458
Reynolds American Inc	562,077		22,050					$19,933
			$64,775
					Building Materials - 0.01%
Airlines - 1.05%					Martin Marietta Materials Inc	3,589		296
Copa Holdings SA	298,373		20,331
Delta Air Lines Inc (a)	49,536		522
Southwest Airlines Co	96,738		927		Chemicals - 1.47%
United Continental Holdings Inc (a)	7,257		168		Airgas Inc	135,700		10,711
			$21,948		Ashland Inc	11,734		740
					Cabot Corp	9,733		352
Apparel - 0.99%					CF Industries Holdings Inc	71,065		12,606
Coach Inc	279,963		19,611		Cytec Industries Inc	7,295		364
VF Corp	8,470		1,114		Dow Chemical Co/The	101,664		3,407
			$20,725		Huntsman Corp	22,793		290
					LyondellBasell Industries NV	30,304		1,306
Automobile Manufacturers - 0.20%					Rockwood Holdings Inc (a)	526		26
Ford Motor Co	159,308		1,979		RPM International Inc	19,141		479
General Motors Co (a)	65,733		1,579
Navistar International Corp (a)	4,864		210		Valspar Corp	12,419		537
					WR Grace & Co (a)	1,088		58
Oshkosh Corp (a)	13,508		328
								$30,876
			$4,096
					Commercial Services - 1.91%
Automobile Parts & Equipment - 0.16%					Aaron's Inc	3,544		94
Autoliv Inc	13,086		826		Booz Allen Hamilton Holding Corp (a)	1,815		32
Johnson Controls Inc	43,828		1,392		Career Education Corp (a)	9,052		92
Lear Corp	15,429		646		Corrections Corp of America (a)	14,755		347
TRW Automotive Holdings Corp (a)	14,944		561
					DeVry Inc	1,907		72
			$3,425		Education Management Corp (a)	5,646		144
Banks - 8.04%					Equifax Inc	17,283		674
Bank of America Corp	876,299		6,248		Genpact Ltd (a)	4,205		62
Bank of Hawaii Corp	6,999		320		Global Payments Inc	236,025		11,806
Bank of New York Mellon Corp/The	107,384		2,162		H&R Block Inc	18,457		302
BB&T Corp	67,207		1,827		Hertz Global Holdings Inc (a)	661,800		9,000
BOK Financial Corp	3,794		211		KAR Auction Services Inc (a)	3,656		54
Capital One Financial Corp	321,936		14,729		RR Donnelley & Sons Co	27,849		316
Citigroup Inc	791,850		24,325		SAIC Inc (a)	28,702		369
Comerica Inc	437,300		12,100		Service Corp International/US	35,413		393
Commerce Bancshares Inc/MO	11,517		447		Total System Services Inc	24,026		515
Cullen/Frost Bankers Inc	7,903		440		Towers Watson & Co	6,749		404
East West Bancorp Inc	22,053		484		Verisk Analytics Inc (a)	2,804		112
Fifth Third Bancorp	88,656		1,153		Visa Inc	34,019		3,424
First Citizens BancShares Inc/NC	768		135		Western Union Co/The	614,600		11,739
First Horizon National Corp	39,260		343					$39,951
First Republic Bank/San Francisco CA (a)	10,778		323
					Computers - 3.69%
Fulton Financial Corp	29,707		276		Accenture PLC - Class A	210,791		12,087
Goldman Sachs Group Inc/The	209,774		23,384		Apple Inc (a)	36,994		16,887
JP Morgan Chase & Co	711,144		26,526		Brocade Communications Systems Inc (a)	70,054		393
KeyCorp	140,997		1,096		Dell Inc (a)	64,160		1,105
M&T Bank Corp	12,108		965		DST Systems Inc	4,214		205
Morgan Stanley	133,581		2,491		Hewlett-Packard Co	292,100		8,173
Northern Trust Corp	18,777		774

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
Lexmark International Inc	11,152		$389		TECO Energy Inc	31,872		$575
SanDisk Corp (a)	191,015		8,764		Wisconsin Energy Corp	23,009		782
Synopsys Inc (a)	20,249		591		Xcel Energy Inc	47,662		1,268
Western Digital Corp (a)	396,284		14,405					$53,352

			$77,189		Electrical Components & Equipment - 0.06%
Consumer Products - 0.27%					Hubbell Inc	8,843		636
Avery Dennison Corp	14,866		403		Molex Inc	20,043		530
Church & Dwight Co Inc	8,925		405					$1,166
Clorox Co/The	10,862		746
Jarden Corp	13,677		461		Electronics - 1.09%
Kimberly-Clark Corp	49,904		3,571		AVX Corp	7,141		94
			$5,586		Garmin Ltd	14,855		619
					Jabil Circuit Inc	4,966		113
Cosmetics & Personal Care - 1.30%					PerkinElmer Inc	15,909		382
Colgate-Palmolive Co	118,430		10,744		Tech Data Corp (a)	6,436		334
Procter & Gamble Co	260,231		16,405		Thermo Fisher Scientific Inc (a)	33,143		1,753
			$27,149		Thomas & Betts Corp (a)	5,893		421
					Tyco International Ltd	45,480		2,317
Distribution & Wholesale - 0.07%					Vishay Intertechnology Inc (a)	21,418		263
Genuine Parts Co	16,959		1,082		Waters Corp (a)	190,502		16,492
Ingram Micro Inc (a)	23,635		448
								$22,788
			$1,530
					Engineering & Construction - 0.12%
Diversified Financial Services - 2.35%					AECOM Technology Corp (a)	9,657		221
Affiliated Managers Group Inc (a)	2,207		222
					Chicago Bridge & Iron Co NV	6,186		263
American Express Co	44,051		2,209		Jacobs Engineering Group Inc (a)	18,804		842
Ameriprise Financial Inc	24,016		1,286		KBR Inc	21,013		675
BlackRock Inc	4,720		859		URS Corp (a)	11,661		480
CME Group Inc	7,117		1,705					$2,481
Discover Financial Services	52,168		1,418
Eaton Vance Corp	425,471		10,930		Entertainment - 0.04%
Federated Investors Inc	899,429		15,363		International Game Technology	21,389		341
Interactive Brokers Group Inc - A Shares	5,414		82		Penn National Gaming Inc (a)	10,033		411
Invesco Ltd	49,048		1,107					$752
Janus Capital Group Inc	27,611		217
Legg Mason Inc	20,726		528		Environmental Control - 0.13%
NASDAQ OMX Group Inc/The (a)	15,915		394		Covanta Holding Corp	15,728		225
NYSE Euronext	26,829		712		Republic Services Inc	31,117		911
Raymond James Financial Inc	15,100		528		Waste Connections Inc	2,088		68
SLM Corp	78,211		1,169		Waste Management Inc	41,008		1,425
Waddell & Reed Financial Inc	384,949		10,567					$2,629
			$49,296		Food - 1.33%
Electric - 2.55%					ConAgra Foods Inc	35,709		952
AES Corp/The (a)	64,663		825		Corn Products International Inc	2,186		121
					Dean Foods Co (a)	27,165		292
Alliant Energy Corp	16,451		697
Ameren Corp	35,759		1,131		General Mills Inc	23,288		928
American Electric Power Co Inc	47,428		1,876		HJ Heinz Co	19,792		1,026
CMS Energy Corp	37,768		825		Hormel Foods Corp	9,447		272
Consolidated Edison Inc	28,802		1,698		JM Smucker Co/The	11,590		913
Constellation Energy Group Inc	27,620		1,006		Kellogg Co	299,931		14,853
Dominion Resources Inc/VA	49,795		2,492		Kraft Foods Inc	142,899		5,473
					Ralcorp Holdings Inc (a)	8,137		712
DTE Energy Co	16,670		887
Duke Energy Corp	131,057		2,793		Safeway Inc	52,792		1,160
Edison International	32,072		1,316		SUPERVALU Inc	31,461		218
Entergy Corp	17,519		1,216		Tyson Foods Inc	44,592		831
Exelon Corp	65,207		2,594					$27,751
FirstEnergy Corp	41,170		1,738		Forest Products & Paper - 0.11%
Great Plains Energy Inc	20,159		416		Domtar Corp	5,406		467
Integrys Energy Group Inc	11,610		603		International Paper Co	35,776		1,114
National Fuel Gas Co	10,471		527		MeadWestvaco Corp	25,163		741
NextEra Energy Inc	36,490		2,184					$2,322
Northeast Utilities	26,286		913
NRG Energy Inc (a)	35,752		604		Gas - 0.28%
NSTAR	15,443		694		AGL Resources Inc	17,265		717
PG&E Corp	34,414		1,399		Atmos Energy Corp	13,395		434
Pinnacle West Capital Corp	16,130		762		CenterPoint Energy Inc	41,879		774
PPL Corp	56,815		1,579		NiSource Inc	41,458		942
Progress Energy Inc	29,080		1,580		Questar Corp	26,319		507
Public Service Enterprise Group Inc	49,801		1,511		Sempra Energy	23,571		1,341
Southern Co/The	370,088		16,861		Southern Union Co	18,493		802

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Gas (continued)					Insurance (continued)
UGI Corp	16,388		$441		Marsh & McLennan Cos Inc	58,218		$1,839
			$5,958		Mercury General Corp	3,966		173
					MetLife Inc	318,779		11,262
Hand & Machine Tools - 0.10%					Progressive Corp/The	65,873		1,336
Kennametal Inc	10,600		457		Protective Life Corp	12,732		318
Lincoln Electric Holdings Inc	4,778		205		Prudential Financial Inc	51,591		2,953
Snap-on Inc	6,995		395		Reinsurance Group of America Inc	10,924		595
Stanley Black & Decker Inc	14,539		1,021		StanCorp Financial Group Inc	6,708		259
			$2,078		Torchmark Corp	15,584		712
Healthcare - Products - 0.90%					Travelers Cos Inc/The	44,461		2,592
Baxter International Inc	8,432		468		Unum Group	43,358		990
Boston Scientific Corp (a)	160,970		959		Validus Holdings Ltd	9,861		316
CareFusion Corp (a)	22,762		545		WR Berkley Corp	328,250		11,249
Covidien PLC	24,332		1,253					$104,563
Hill-Rom Holdings Inc	879		29		Internet - 0.26%
Hologic Inc (a)	655,200		13,360
					eBay Inc (a)	50,278		1,589
Medtronic Inc	21,740		839		Expedia Inc	5,896		191
Patterson Cos Inc	8,311		268		IAC/InterActiveCorp	11,242		484
Zimmer Holdings Inc	19,695		1,196		Liberty Interactive Corp (a)	58,549		1,002
			$18,917		TripAdvisor Inc (a)	5,896		194
Healthcare - Services - 2.65%					Yahoo! Inc (a)	125,198		1,937
Aetna Inc	39,973		1,747					$5,397
Cigna Corp	291,368		13,062		Investment Companies - 0.02%
Community Health Systems Inc (a)	14,082		263
Coventry Health Care Inc (a)	21,756		654		Ares Capital Corp	30,362		481
Humana Inc	17,736		1,579
LifePoint Hospitals Inc (a)	7,141		287		Iron & Steel - 1.09%
UnitedHealth Group Inc	347,921		18,019		Cliffs Natural Resources Inc	284,187		20,533
Universal Health Services Inc	151,100		6,239		Commercial Metals Co	17,117		245
WellPoint Inc	210,583		13,545		Nucor Corp	27,333		1,216
			$55,395		Reliance Steel & Aluminum Co	9,486		505
					Schnitzer Steel Industries Inc	2,339		102
Home Builders - 0.03%					Steel Dynamics Inc	8,649		138
NVR Inc (a)	744		516
								$22,739
Thor Industries Inc	6,557		201
			$717		Leisure Products & Services - 0.05%
					Carnival Corp	36,875		1,114
Home Furnishings - 0.45%
Harman International Industries Inc	3,488		147
Tempur-Pedic International Inc (a)	137,800		9,193		Lodging - 0.05%
			$9,340		Choice Hotels International Inc	3,990		145
					Wyndham Worldwide Corp	22,840		908
Housewares - 0.04%								$1,053
Newell Rubbermaid Inc	43,086		796
					Machinery - Diversified - 1.26%
					AGCO Corp (a)	14,051		716
Insurance - 4.99%					CNH Global NV (a)	3,924		164
ACE Ltd	35,813		2,493		Cummins Inc	123,639		12,858
Aflac Inc	280,666		13,536		Deere & Co	50,600		4,359
Allied World Assurance Co Holdings AG	5,624		346		Flowserve Corp	744		82
Allstate Corp/The	45,225		1,305		IDEX Corp	1,278		52
American Financial Group Inc/OH	11,920		437		Xylem Inc/NY	310,801		8,053
American International Group Inc (a)	38,219		960
								$26,284
American National Insurance Co	1,080		79
Aon Corp	35,084		1,699		Media - 3.97%
Arch Capital Group Ltd (a)	371,569		13,395		CBS Corp	55,039		1,568
Arthur J Gallagher & Co	16,211		541		Comcast Corp - Class A	151,491		4,028
Assurant Inc	14,312		567		DIRECTV (a)	313,900		14,129
Assured Guaranty Ltd	27,308		424		DISH Network Corp	7,314		204
Axis Capital Holdings Ltd	19,190		591		Gannett Co Inc	35,653		505
Berkshire Hathaway Inc - Class B (a)	185,812		14,562		Liberty Media Corp - Liberty Capital (a)	181,698		14,973
Brown & Brown Inc	17,075		389		McGraw-Hill Cos Inc/The	7,915		364
Chubb Corp/The	196,452		13,243		News Corp - Class A	223,583		4,210
CNA Financial Corp	3,953		109		Time Warner Cable Inc	285,500		21,047
Everest Re Group Ltd	6,810		582		Time Warner Inc	97,480		3,613
Fidelity National Financial Inc	33,109		602		Viacom Inc	241,400		11,356
Hartford Financial Services Group Inc	47,263		828		Walt Disney Co/The	184,089		7,161
HCC Insurance Holdings Inc	15,793		438					$83,158
Lincoln National Corp	46,734		1,007
Loews Corp	33,630		1,255		Mining - 0.44%
Markel Corp (a)	1,442		581		Alcoa Inc	110,458		1,122
					Freeport-McMoRan Copper & Gold Inc	107,700		4,977

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Mining (continued)					Pharmaceuticals (continued)
Newmont Mining Corp	50,504		$3,105		Bristol-Myers Squibb Co	179,696		$5,793
			$9,204		Cardinal Health Inc	25,993		1,118
					Eli Lilly & Co	495,530		19,693
Miscellaneous Manufacturing - 2.66%					Endo Pharmaceuticals Holdings Inc (a)	516,873		19,212
3M Co	12,394		1,075		Express Scripts Inc (a)	281,382		14,396
Aptargroup Inc	9,968		523		Forest Laboratories Inc (a)	254,140		8,076
Carlisle Cos Inc	8,332		398		Herbalife Ltd	303,908		17,590
Crane Co	7,116		342		Johnson & Johnson	302,894		19,964
Dover Corp	6,079		385		Mead Johnson Nutrition Co	16,681		1,236
Eaton Corp	20,549		1,007		Merck & Co Inc	774,827		29,645
General Electric Co	2,581,787		48,305		Mylan Inc/PA (a)	519,900		10,788
Illinois Tool Works Inc	4,365		231		Omnicare Inc	17,285		567
Ingersoll-Rand PLC	9,582		335		Pfizer Inc	1,829,247		39,146
ITT Corp	13,649		297		Watson Pharmaceuticals Inc (a)	1,068		63
Leggett & Platt Inc	5,276		113					$188,048
Parker Hannifin Corp	13,187		1,064
Pentair Inc	14,593		537		Pipelines - 0.59%
Textron Inc	38,645		985		ONEOK Inc	9,753		811
			$55,597		Spectra Energy Corp	313,402		9,869
					Williams Cos Inc	58,442		1,684
Office & Business Equipment - 0.07%								$12,364
Pitney Bowes Inc	26,864		510
Xerox Corp	136,524		1,058		REITS - 4.25%
			$1,568		Alexandria Real Estate Equities Inc	9,158		663
					American Capital Agency Corp	534,358		15,668
Oil & Gas - 11.12%					Annaly Capital Management Inc	1,328,097		22,365
Anadarko Petroleum Corp	36,485		2,945		Apartment Investment & Management Co	482,517		11,851
Apache Corp	146,572		14,493		AvalonBay Communities Inc	9,251		1,258
Atwood Oceanics Inc (a)	5,976		275
					Boston Properties Inc	3,825		398
Chesapeake Energy Corp	67,231		1,421		Brandywine Realty Trust	19,861		211
Chevron Corp	453,245		46,720		BRE Properties Inc	11,066		573
ConocoPhillips	403,931		27,552		Camden Property Trust	2,874		185
Denbury Resources Inc (a)	9,850		186
					Chimera Investment Corp	5,087,176		15,465
Devon Energy Corp	229,043		14,615		CommonWealth REIT	12,403		244
Diamond Offshore Drilling Inc	185,216		11,539		Douglas Emmett Inc	18,777		393
EQT Corp	12,111		612		Duke Realty Corp	37,463		502
EXCO Resources Inc	1,855		15		Equity Residential	26,927		1,604
Exxon Mobil Corp	421,821		35,323		Essex Property Trust Inc	2,114		304
Helmerich & Payne Inc	1,021		63		Federal Realty Investment Trust	2,229		211
Hess Corp	31,014		1,746		HCP Inc	39,939		1,679
HollyFrontier Corp	191,977		5,633		Health Care REIT Inc	18,829		1,077
Marathon Oil Corp	803,262		25,214		Hospitality Properties Trust	18,119		439
Marathon Petroleum Corp	30,790		1,177		Host Hotels & Resorts Inc	67,496		1,108
Murphy Oil Corp	14,167		844		Kimco Realty Corp	60,344		1,101
Nabors Industries Ltd (a)	42,618		793
					Liberty Property Trust	16,897		563
Noble Energy Inc	14,413		1,451		Macerich Co/The	12,461		677
Occidental Petroleum Corp	216,911		21,641		Mack-Cali Realty Corp	13,068		376
Patterson-UTI Energy Inc	20,160		380		Piedmont Office Realty Trust Inc	25,351		469
QEP Resources Inc	5,577		160		Plum Creek Timber Co Inc	9,435		366
Tesoro Corp (a)	20,980		525
Unit Corp (a)	6,247		283		ProLogis Inc	39,685		1,258
					Public Storage Inc	1,196		166
Valero Energy Corp	712,447		17,092		Realty Income Corp	19,584		713
			$232,698		Regency Centers Corp	13,402		554
Oil & Gas Services - 2.01%					Senior Housing Properties Trust	24,118		547
Baker Hughes Inc	26,748		1,314		Simon Property Group Inc	7,960		1,081
Core Laboratories NV	125,510		13,333		SL Green Realty Corp	13,183		969
Halliburton Co	310,037		11,403		Taubman Centers Inc	8,285		555
National Oilwell Varco Inc	163,650		12,107		UDR Inc	29,768		775
RPC Inc	263,189		4,014		Ventas Inc	14,772		861
			$42,171		Vornado Realty Trust	16,130		1,305
					Weingarten Realty Investors	17,955		436
Packaging & Containers - 0.64%								$88,970
Crown Holdings Inc (a)	306,700		11,063
Greif Inc	5,606		271		Retail - 5.09%
Owens-Illinois Inc (a)	24,068		579		Abercrombie & Fitch Co	1,821		84
Sealed Air Corp	28,461		567		American Eagle Outfitters Inc	28,898		407
Sonoco Products Co	14,783		463		AutoNation Inc (a)	2,913		104
Temple-Inland Inc	11,885		379		Best Buy Co Inc	43,732		1,047
					Big Lots Inc (a)	6,377		252
			$13,322
					Brinker International Inc	1,517		39
Pharmaceuticals - 8.98%					CarMax Inc (a)	27,965		851
Abbott Laboratories	14,060		761		Chico's FAS Inc	8,636		99

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)						Textiles - 0.03%
CVS Caremark Corp	135,492		$5,657			Cintas Corp	16,736		$620
Darden Restaurants Inc	143,600		6,587
Dillard's Inc	4,617		204
DSW Inc	255		13			Toys, Games & Hobbies - 0.02%
Foot Locker Inc	357,143		9,371			Mattel Inc	13,111		406
GameStop Corp	20,950		489
Gap Inc/The	52,432		995			Transportation - 0.46%
Home Depot Inc/The	61,789		2,743			FedEx Corp	28,838		2,638
Kohl's Corp	124,488		5,725			Norfolk Southern Corp	34,257		2,473
Lowe's Cos Inc	126,813		3,402			Union Pacific Corp	39,818		4,552
Macy's Inc	36,328		1,224						$9,663
PVH Corp	7,459		576
RadioShack Corp	14,796		106		Water	- 0.04%
Ross Stores Inc	320,940		16,310			American Water Works Co Inc	26,003		877
Sally Beauty Holdings Inc (a)	1,041		22
Signet Jewelers Ltd	12,877		587			TOTAL COMMON STOCKS			$2,003,914
Staples Inc	69,456		1,016				Maturity
Target Corp	63,561		3,230			REPURCHASE AGREEMENTS - 3.70%	Amount (000's)	Value	(000	's)
TJX Cos Inc	500,540		34,107		Banks	- 3.70%
Walgreen Co	7,524		251			Investment in Joint Trading Account; Credit	$12,960		$12,960
Wal-Mart Stores Inc	36,830		2,260			Suisse Repurchase Agreement; 0.18%
Wendy's Co/The	44,351		208			dated 01/31/12 maturing 02/01/12
Williams-Sonoma Inc	7,379		265			(collateralized by US Government
Yum! Brands Inc	129,954		8,230			Securities; $13,218,741; 4.38% - 8.00%;
			$106,461			dated 11/15/21 - 11/15/39)
Savings & Loans - 0.11%						Investment in Joint Trading Account; Deutsche	31,282		31,281
First Niagara Financial Group Inc	51,581		494			Bank Repurchase Agreement; 0.22% dated
Hudson City Bancorp Inc	63,124		425			01/31/12 maturing 02/01/12 (collateralized
New York Community Bancorp Inc	64,855		823			by US Government Securities;
People's United Financial Inc	45,395		560			$31,907,303 ; 0.00% - 5.25%; dated
TFS Financial Corp (a)	11,845		106			02/01/12 - 12/09/31)
			$2,408			Investment in Joint Trading Account; JP	7,448		7,448
						Morgan Repurchase Agreement; 0.15%
Semiconductors - 2.27%						dated 01/31/12 maturing 02/01/12
Applied Materials Inc	120,352		1,478			(collateralized by US Government
Atmel Corp (a)	4,341		42			Securities; $7,596,977; 0.00% - 7.00%;
Fairchild Semiconductor International Inc (a)	18,422		258			dated 09/20/12 - 04/15/30)
Intel Corp	516,601		13,649			Investment in Joint Trading Account; Merrill	25,710		25,710
KLA-Tencor Corp	5,377		275			Lynch Repurchase Agreement; 0.16%
Lam Research Corp (a)	364,700		15,533			dated 01/31/12 maturing 02/01/12
LSI Corp (a)	59,117		447			(collateralized by US Government
Marvell Technology Group Ltd (a)	75,332		1,170			Securities; $26,223,890; 0.00% - 1.00%;
PMC - Sierra Inc (a)	33,095		215			dated 07/05/12 - 05/04/37)
QLogic Corp (a)	2,858		49						$77,399
Teradyne Inc (a)	27,213		445			TOTAL REPURCHASE AGREEMENTS			$77,399
Texas Instruments Inc	36,652		1,187			Total Investments			$2,081,313
Xilinx Inc	355,800		12,755			Other Assets in Excess of Liabilities, Net - 0.58%			$12,059
			$47,503			TOTAL NET ASSETS - 100.00%			$2,093,372
Software - 1.71%
Activision Blizzard Inc	62,777		775			(a) Non-Income Producing Security
Broadridge Financial Solutions Inc	1,023		25
CA Inc	36,863		950
Compuware Corp (a)	10,887		85
Fidelity National Information Services Inc	38,788		1,108			Unrealized Appreciation (Depreciation)
Fiserv Inc (a)	4,194		264			The net federal income tax unrealized appreciation (depreciation) and federal tax
Microsoft Corp	1,104,616		32,619			cost of investments held as of the period end were as follows:
			$35,826
						Unrealized Appreciation			$179,323
Telecommunications - 6.39%						Unrealized Depreciation			(90,385)
Amdocs Ltd (a)	25,905		763
						Net Unrealized Appreciation (Depreciation)			$88,938
AT&T Inc	1,505,976		44,291			Cost for federal income tax purposes			$1,992,375
CenturyLink Inc	58,472		2,165
Cisco Systems Inc	1,728,511		33,931			All dollar amounts are shown in thousands (000's)
Corning Inc	152,964		1,969
Motorola Mobility Holdings Inc (a)	22,551		871
Motorola Solutions Inc	26,016		1,207
Verizon Communications Inc	212,195		7,991
Vodafone Group PLC ADR	549,200		14,878
Windstream Corp	2,127,726		25,681
			$133,747

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		23 .46%
Consumer, Non-cyclical		21 .48%
Energy		13 .72%
Communications		10 .64%
Consumer, Cyclical		8.28%
Industrial		8.12%
Technology		7.74%
Basic Materials		3.11%
Utilities		2.87%
Other Assets in Excess of Liabilities, Net		0.58%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2012	Long	1,343	$84,749	$87,846	$3,097
Total					$3,097

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2012 (unaudited)

COMMON STOCKS - 96.86%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.02%					Banks (continued)
Interpublic Group of Cos Inc	26,633		$275		Northern Trust Corp	11,681		$481
					PNC Financial Services Group Inc	160,592		9,462
					Popular Inc (a)	98,883		155
Aerospace & Defense - 2.50%					State Street Corp	198,915		7,793
Alliant Techsystems Inc	2,882		171
BE Aerospace Inc (a)	492		21		SunTrust Banks Inc	28,884		594
					TCF Financial Corp	14,671		147
Boeing Co/The	92,400		6,854		US Bancorp	115,656		3,264
Exelis Inc	16,983		170		Valley National Bancorp	17,064		203
General Dynamics Corp	77,342		5,349
Goodrich Corp	3,969		495		Wells Fargo & Co	903,022		26,377
L-3 Communications Holdings Inc	57,112		4,040					$129,412
Lockheed Martin Corp	3,105		256		Beverages - 1.12%
Northrop Grumman Corp	15,764		915		Beam Inc	8,293		434
Raytheon Co	214,290		10,284		Coca-Cola Enterprises Inc	6,996		187
United Technologies Corp	4,546		356		Constellation Brands Inc (a)	16,762		350
			$28,911		Diageo PLC ADR	42,900		3,801
					Molson Coors Brewing Co	11,905		511
Agriculture - 2.95%					PepsiCo Inc	116,300		7,637
Altria Group Inc	261,453		7,426
Archer-Daniels-Midland Co	36,356		1,041					$12,920
Imperial Tobacco Group PLC ADR	65,800		4,711		Biotechnology - 0.29%
Lorillard Inc	8,391		901		Amgen Inc	47,288		3,211
Philip Morris International Inc	260,452		19,474		Bio-Rad Laboratories Inc (a)	1,932		196
Reynolds American Inc	14,480		568					$3,407
			$34,121
					Building Materials - 0.02%
Airlines - 0.09%					Martin Marietta Materials Inc	2,233		184
Copa Holdings SA	648		44
Delta Air Lines Inc (a)	31,046		328
Southwest Airlines Co	60,000		575		Chemicals - 1.17%
United Continental Holdings Inc (a)	4,548		105		Ashland Inc	7,300		460
			$1,052		Cabot Corp	6,081		220
					CF Industries Holdings Inc	995		177
Apparel - 0.06%					Cytec Industries Inc	4,385		219
VF Corp	5,269		693		Dow Chemical Co/The	320,644		10,744
					Huntsman Corp	14,285		182
					LyondellBasell Industries NV	18,851		813
Automobile Manufacturers - 0.91%					Rockwood Holdings Inc (a)	328		17
Ford Motor Co	99,103		1,231
General Motors Co (a)	371,092		8,913		RPM International Inc	11,996		300
Navistar International Corp (a)	3,048		132		Valspar Corp	7,725		334
					WR Grace & Co (a)	676		36
Oshkosh Corp (a)	8,403		204
			$10,480					$13,502

Automobile Parts & Equipment - 0.18%					Coal - 0.47%
Autoliv Inc	8,201		517		Consol Energy Inc	151,700		5,422
Johnson Controls Inc	27,265		866
Lear Corp	9,670		405		Commercial Services - 0.40%
TRW Automotive Holdings Corp (a)	9,366		352		Aaron's Inc	1,888		50
			$2,140		Booz Allen Hamilton Holding Corp (a)	1,128		20
					Career Education Corp (a)	5,673		57
Banks - 11.19%					Corrections Corp of America (a)	9,179		216
Bank of America Corp	2,404,534		17,144		DeVry Inc	1,186		45
Bank of Hawaii Corp	4,387		201		Education Management Corp (a)	3,538		90
Bank of New York Mellon Corp/The	66,801		1,345		Equifax Inc	10,751		419
BB&T Corp	41,808		1,137		Genpact Ltd (a)	2,615		38
BOK Financial Corp	2,273		127		H&R Block Inc	11,568		189
Capital One Financial Corp	220,018		10,066		KAR Auction Services Inc (a)	2,285		34
CIT Group Inc (a)	222,600		8,490
					RR Donnelley & Sons Co	17,324		197
Citigroup Inc	372,936		11,457		SAIC Inc (a)	17,988		231
Commerce Bancshares Inc/MO	7,164		278		Service Corp International/US	22,030		245
Cullen/Frost Bankers Inc	4,953		276		Total System Services Inc	14,946		321
East West Bancorp Inc	13,718		301		Towers Watson & Co	4,198		251
Fifth Third Bancorp	55,151		717		Verisk Analytics Inc (a)	1,744		70
First Citizens BancShares Inc/NC	477		84		Visa Inc	21,163		2,130
First Horizon National Corp	24,606		215					$4,603
First Republic Bank/San Francisco CA (a)	6,755		202
Fulton Financial Corp	18,619		173		Computers - 2.45%
Goldman Sachs Group Inc/The	27,853		3,105		Brocade Communications Systems Inc (a)	43,580		244
JP Morgan Chase & Co	610,918		22,788		Dell Inc (a)	514,594		8,867
KeyCorp	87,450		679		DST Systems Inc	2,755		134
M&T Bank Corp	7,533		601		Hewlett-Packard Co	259,735		7,268
Morgan Stanley	83,099		1,550		IBM Corp	52,800		10,169

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
Lexmark International Inc	6,936		$242		Wisconsin Energy Corp	14,314		$487
SanDisk Corp (a)	12,824		588		Xcel Energy Inc	29,650		789
Synopsys Inc (a)	12,597		368					$41,224
Western Digital Corp (a)	14,087		512
			$28,392		Electrical Components & Equipment - 0.53%
					Emerson Electric Co	105,100		5,400
Consumer Products - 0.14%					Hubbell Inc	5,542		399
Avery Dennison Corp	9,248		251		Molex Inc	12,468		329
Church & Dwight Co Inc	5,552		252					$6,128
Clorox Co/The	6,757		464
Jarden Corp	8,572		289		Electronics - 2.15%
Kimberly-Clark Corp	4,481		320		AVX Corp	4,442		58
			$1,576		Garmin Ltd	9,242		385
					Honeywell International Inc	295,000		17,122
Cosmetics & Personal Care - 0.92%					Jabil Circuit Inc	3,089		70
Colgate-Palmolive Co	4,420		401		PerkinElmer Inc	9,896		237
Procter & Gamble Co	161,887		10,205		TE Connectivity Ltd	113,100		3,857
			$10,606		Tech Data Corp (a)	4,004		208
					Thermo Fisher Scientific Inc (a)	20,618		1,091
Distribution & Wholesale - 0.08%					Thomas & Betts Corp (a)	3,666		262
Genuine Parts Co	10,550		673		Tyco International Ltd	28,292		1,441
Ingram Micro Inc (a)	14,813		281
					Vishay Intertechnology Inc (a)	13,324		164
			$954					$24,895

Diversified Financial Services - 3.24%					Engineering & Construction - 0.13%
Affiliated Managers Group Inc (a)	1,373		138
					AECOM Technology Corp (a)	6,053		139
American Express Co	244,004		12,234		Chicago Bridge & Iron Co NV	3,877		165
Ameriprise Financial Inc	150,140		8,040		Jacobs Engineering Group Inc (a)	11,663		522
BlackRock Inc	2,855		520		KBR Inc	13,072		420
CME Group Inc	4,427		1,060		URS Corp (a)	7,254		298
Discover Financial Services	32,453		882					$1,544
Federated Investors Inc	1,585		27
Franklin Resources Inc	40,094		4,254		Entertainment - 0.04%
Interactive Brokers Group Inc - A Shares	3,368		51		International Game Technology	13,405		214
Invesco Ltd	30,512		689		Penn National Gaming Inc (a)	6,288		257
Janus Capital Group Inc	18,173		143					$471
Legg Mason Inc	12,893		328
NASDAQ OMX Group Inc/The (a)	9,960		247		Environmental Control - 0.14%
NYSE Euronext	16,814		447		Covanta Holding Corp	10,351		148
Raymond James Financial Inc	9,393		329		Republic Services Inc	19,357		567
SLM Corp	541,319		8,092		Waste Connections Inc	1,298		42
			$37,481		Waste Management Inc	25,511		886
								$1,643
Electric - 3.56%
AES Corp/The (a)	40,226		513		Food - 0.69%
Alliant Energy Corp	10,233		434		ConAgra Foods Inc	22,214		593
Ameren Corp	22,245		704		Corn Products International Inc	1,359		75
					Dean Foods Co (a)	16,899		182
American Electric Power Co Inc	211,304		8,359
CMS Energy Corp	23,640		516		General Mills Inc	14,447		575
Consolidated Edison Inc	17,917		1,056		HJ Heinz Co	12,405		643
Constellation Energy Group Inc	17,182		626		Hormel Foods Corp	5,921		170
Dominion Resources Inc/VA	115,775		5,793		JM Smucker Co/The	7,210		568
DTE Energy Co	10,370		552		Kraft Foods Inc	88,895		3,405
					Ralcorp Holdings Inc (a)	5,100		446
Duke Energy Corp	81,528		1,737
Edison International	19,952		819		Safeway Inc	32,666		718
Entergy Corp	78,797		5,467		SUPERVALU Inc	19,572		135
Exelon Corp	40,564		1,614		Tyson Foods Inc	27,881		520
FirstEnergy Corp	25,611		1,081					$8,030
Great Plains Energy Inc	12,541		259		Forest Products & Paper - 0.12%
Integrys Energy Group Inc	7,222		375		Domtar Corp	3,363		291
National Fuel Gas Co	6,513		327		International Paper Co	22,255		693
NextEra Energy Inc	22,700		1,359		MeadWestvaco Corp	15,909		468
Northeast Utilities	16,431		571					$1,452
NRG Energy Inc (a)	22,241		375
NSTAR	9,679		435		Gas - 0.99%
PG&E Corp	21,409		871		AGL Resources Inc	10,740		446
Pinnacle West Capital Corp	10,080		476		Atmos Energy Corp	8,332		270
PPL Corp	35,343		982		CenterPoint Energy Inc	26,050		481
Progress Energy Inc	18,036		980		NiSource Inc	25,791		586
Public Service Enterprise Group Inc	30,980		940		Questar Corp	16,373		316
Southern Co/The	51,998		2,369		Sempra Energy	149,941		8,532
TECO Energy Inc	19,828		358		Southern Union Co	11,503		499

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Gas (continued)					Insurance (continued)
UGI Corp	10,271		$276		MetLife Inc	278,432		$9,837
			$11,406		Progressive Corp/The	40,978		831
					Protective Life Corp	7,954		199
Hand & Machine Tools - 0.87%					Prudential Financial Inc	32,094		1,837
Kennametal Inc	6,643		286		Reinsurance Group of America Inc	6,827		372
Lincoln Electric Holdings Inc	2,994		129		StanCorp Financial Group Inc	4,173		161
Snap-on Inc	4,384		248		Torchmark Corp	9,694		443
Stanley Black & Decker Inc	134,444		9,435		Travelers Cos Inc/The	91,903		5,357
			$10,098		Unum Group	26,972		616
Healthcare - Products - 4.03%					Validus Holdings Ltd	6,135		197
Baxter International Inc	238,485		13,231		WR Berkley Corp	10,544		361
Boston Scientific Corp (a)	92,065		549					$57,955
CareFusion Corp (a)	14,160		339
					Internet - 0.29%
Covidien PLC	237,453		12,228		eBay Inc (a)	31,278		988
Hill-Rom Holdings Inc	546		18		Expedia Inc	3,695		120
Medtronic Inc	284,825		10,986		IAC/InterActiveCorp	7,046		303
Patterson Cos Inc	5,170		167		Liberty Interactive Corp (a)	36,422		623
St Jude Medical Inc	201,100		8,388		TripAdvisor Inc (a)	3,695		122
Zimmer Holdings Inc	12,252		744		Yahoo! Inc (a)	77,884		1,205
			$46,650					$3,361

Healthcare - Services - 2.47%					Investment Companies - 0.03%
Aetna Inc	24,777		1,083		Ares Capital Corp	18,888		299
Cigna Corp	18,704		838
Community Health Systems Inc (a)	8,760		164
Coventry Health Care Inc (a)	13,635		410		Iron & Steel - 0.12%
Humana Inc	11,033		982		Commercial Metals Co	10,648		153
LifePoint Hospitals Inc (a)	4,443		179		Nucor Corp	17,004		757
UnitedHealth Group Inc	269,493		13,957		Reliance Steel & Aluminum Co	5,902		314
WellPoint Inc	169,714		10,916		Schnitzer Steel Industries Inc	1,455		63
			$28,529		Steel Dynamics Inc	5,421		86
								$1,373
Home Builders - 0.04%
NVR Inc (a)	462		320		Leisure Products & Services - 0.70%
Thor Industries Inc	4,315		133		Carnival Corp	267,239		8,071
			$453

Home Furnishings - 0.01%					Lodging - 0.06%
Harman International Industries Inc	2,186		92		Choice Hotels International Inc	2,496		91
					Wyndham Worldwide Corp	14,208		565
								$656
Housewares - 0.04%
Newell Rubbermaid Inc	26,962		498		Machinery - Diversified - 1.00%
					AGCO Corp (a)	8,791		448
					CNH Global NV (a)	2,441		102
Insurance - 5.01%					Deere & Co	47,700		4,109
ACE Ltd	123,639		8,606		Flowserve Corp	462		51
Aflac Inc	189,783		9,153		IDEX Corp	795		32
Allied World Assurance Co Holdings AG	3,498		215		Xylem Inc/NY	264,396		6,851
Allstate Corp/The	28,134		812					$11,593
American Financial Group Inc/OH	7,415		272
American International Group Inc (a)	23,774		597		Media - 3.30%
American National Insurance Co	673		49		CBS Corp	34,238		975
Aon Corp	21,825		1,057		Comcast Corp - Class A	420,340		11,177
Arch Capital Group Ltd (a)	12,172		439		DISH Network Corp	4,584		128
Arthur J Gallagher & Co	10,159		339		Gannett Co Inc	22,179		314
Assurant Inc	8,970		355		Liberty Media Corp - Liberty Capital (a)	7,090		584
Assured Guaranty Ltd	16,988		263		McGraw-Hill Cos Inc/The	4,961		228
Axis Capital Holdings Ltd	11,938		367		News Corp - Class A	139,088		2,619
Berkshire Hathaway Inc - Class B (a)	115,591		9,059		Time Warner Inc	257,441		9,541
Brown & Brown Inc	10,701		244		Walt Disney Co/The	324,019		12,605
Chubb Corp/The	19,317		1,302					$38,171
CNA Financial Corp	2,459		68
Everest Re Group Ltd	4,236		362		Mining - 0.23%
Fidelity National Financial Inc	20,597		375		Alcoa Inc	68,714		698
Hartford Financial Services Group Inc	29,242		512		Newmont Mining Corp	31,417		1,932
HCC Insurance Holdings Inc	9,825		273					$2,630
Lincoln National Corp	29,291		631		Miscellaneous Manufacturing - 2.96%
Loews Corp	20,920		780		3M Co	7,669		665
Markel Corp (a)	897		362		Aptargroup Inc	6,200		325
Marsh & McLennan Cos Inc	36,216		1,144		Carlisle Cos Inc	5,183		247
Mercury General Corp	2,467		108		Crane Co	4,446		213

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing (continued)					Pharmaceuticals (continued)
Dover Corp	3,810		$242		Watson Pharmaceuticals Inc (a)	664		$39
Eaton Corp	12,783		627					$100,486
General Electric Co	1,026,570		19,207
Illinois Tool Works Inc	199,873		10,599		Pipelines - 0.73%
Ingersoll-Rand PLC	5,960		208		ONEOK Inc	6,067		504
ITT Corp	8,491		185		Spectra Energy Corp	217,362		6,845
Leggett & Platt Inc	3,281		71		Williams Cos Inc	36,358		1,048
Parker Hannifin Corp	8,203		662					$8,397
Pentair Inc	9,079		334		REITS - 1.42%
Textron Inc	24,220		617		Alexandria Real Estate Equities Inc	5,697		413
			$34,202		American Capital Agency Corp	20,677		606
Office & Business Equipment - 0.08%					Annaly Capital Management Inc	58,196		980
Pitney Bowes Inc	16,836		320		Apartment Investment & Management Co	3,595		88
Xerox Corp	84,283		653		AvalonBay Communities Inc	5,754		783
			$973		Boston Properties Inc	2,397		249
					Brandywine Realty Trust	12,447		132
Oil & Gas - 11.28%					BRE Properties Inc	6,884		357
Anadarko Petroleum Corp	117,996		9,525		Camden Property Trust	1,801		116
Apache Corp	89,423		8,842		CommonWealth REIT	7,716		152
Atwood Oceanics Inc (a)	3,745		172		Douglas Emmett Inc	11,749		246
BP PLC ADR	151,500		6,955		Duke Realty Corp	23,305		312
Chesapeake Energy Corp	41,824		884		Equity Residential	16,834		1,002
Chevron Corp	223,757		23,066		Essex Property Trust Inc	1,325		191
ConocoPhillips	257,437		17,559		Federal Realty Investment Trust	1,397		132
Denbury Resources Inc (a)	6,173		116		HCP Inc	24,846		1,044
Devon Energy Corp	26,901		1,717		Health Care REIT Inc	11,713		670
EQT Corp	150,034		7,580		Hospitality Properties Trust	11,356		275
EXCO Resources Inc	1,154		9		Host Hotels & Resorts Inc	41,510		682
Exxon Mobil Corp	89,458		7,491		Kimco Realty Corp	37,427		683
Helmerich & Payne Inc	640		40		Liberty Property Trust	10,590		353
Hess Corp	19,293		1,086		Macerich Co/The	7,751		421
Marathon Oil Corp	565,185		17,741		Mack-Cali Realty Corp	8,190		236
Marathon Petroleum Corp	19,154		732		Piedmont Office Realty Trust Inc	15,888		294
Murphy Oil Corp	8,813		525		Plum Creek Timber Co Inc	5,913		229
Nabors Industries Ltd (a)	26,709		497		ProLogis Inc	24,686		783
Noble Energy Inc	8,966		903		Public Storage Inc	750		104
Occidental Petroleum Corp	233,602		23,306		Realty Income Corp	12,257		446
Patterson-UTI Energy Inc	12,635		238		Regency Centers Corp	8,400		347
QEP Resources Inc	3,495		100		Senior Housing Properties Trust	15,004		340
Tesoro Corp (a)	13,125		329		Simon Property Group Inc	4,938		671
Unit Corp (a)	3,915		177		SL Green Realty Corp	8,201		603
Valero Energy Corp	36,265		870		Taubman Centers Inc	5,154		345
			$130,460		UDR Inc	18,518		482
					Ventas Inc	9,189		536
Oil & Gas Services - 0.24%					Vornado Realty Trust	10,034		812
Baker Hughes Inc	16,639		818		Weingarten Realty Investors	11,223		272
National Oilwell Varco Inc	26,905		1,990					$16,387
			$2,808
					Retail - 4.27%
Packaging & Containers - 0.12%					Abercrombie & Fitch Co	1,133		52
Greif Inc	3,513		170		American Eagle Outfitters Inc	17,977		253
Owens-Illinois Inc (a)	15,084		363
					AutoNation Inc (a)	1,812		65
Sealed Air Corp	17,705		353		Best Buy Co Inc	27,204		652
Sonoco Products Co	9,196		288		Big Lots Inc (a)	3,967		157
Temple-Inland Inc	7,393		235		Brinker International Inc	579		15
			$1,409		CarMax Inc (a)	17,396		529
Pharmaceuticals - 8.69%					Chico's FAS Inc	5,412		62
Abbott Laboratories	130,346		7,058		CVS Caremark Corp	253,812		10,597
Bristol-Myers Squibb Co	111,787		3,604		Dillard's Inc	2,873		127
Cardinal Health Inc	16,170		696		Foot Locker Inc	14,273		375
Eli Lilly & Co	44,811		1,781		GameStop Corp	13,032		305
Forest Laboratories Inc (a)	17,506		556		Gap Inc/The	32,527		617
Johnson & Johnson	414,201		27,300		Home Depot Inc/The	38,438		1,706
Mead Johnson Nutrition Co	10,377		769		Kohl's Corp	3,600		166
Merck & Co Inc	358,352		13,710		Lowe's Cos Inc	78,888		2,117
Omnicare Inc	10,834		356		Macy's Inc	22,600		761
Pfizer Inc	1,502,430		32,152		PVH Corp	4,675		361
Sanofi ADR	116,800		4,337		RadioShack Corp	9,204		66
Teva Pharmaceutical Industries Ltd ADR	180,100		8,128		Sally Beauty Holdings Inc (a)	647		13
					Signet Jewelers Ltd	7,928		361
					Staples Inc	43,207		632

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)			Maturity

Retail (continued)						REPURCHASE AGREEMENTS - 2.76%	Amount (000's)	Value	(000	's)
Target Corp	110,240		$5,601		Banks	- 2.76%
Walgreen Co	422,816		14,105			Investment in Joint Trading Account; Credit	$5,352		$5,352
Wal-Mart Stores Inc	153,112		9,395			Suisse Repurchase Agreement; 0.18%
Wendy's Co/The	27,590		129			dated 01/31/12 maturing 02/01/12
Williams-Sonoma Inc	4,624		166			(collateralized by US Government
			$49,385			Securities; $5,458,535; 4.38% - 8.00%;
						dated 11/15/21 - 11/15/39)
Savings & Loans - 0.13%						Investment in Joint Trading Account; Deutsche	12,918		12,918
First Niagara Financial Group Inc	32,087		307			Bank Repurchase Agreement; 0.22% dated
Hudson City Bancorp Inc	39,268		264			01/31/12 maturing 02/01/12 (collateralized
New York Community Bancorp Inc	40,345		512			by US Government Securities;
People's United Financial Inc	28,240		348			$13,175,775 ; 0.00% - 5.25%; dated
TFS Financial Corp (a)	7,368		67
						02/01/12 - 12/09/31)
			$1,498			Investment in Joint Trading Account; JP	3,076		3,075
Semiconductors - 2.83%						Morgan Repurchase Agreement; 0.15%
Applied Materials Inc	329,270		4,043			dated 01/31/12 maturing 02/01/12
Atmel Corp (a)	2,700		26			(collateralized by US Government
Fairchild Semiconductor International Inc (a)	11,512		161			Securities; $3,137,090; 0.00% - 7.00%;
Intel Corp	796,571		21,046			dated 09/20/12 - 04/15/30)
KLA-Tencor Corp	3,506		179			Investment in Joint Trading Account; Merrill	10,617		10,616
LSI Corp (a)	37,052		281			Lynch Repurchase Agreement; 0.16%
Marvell Technology Group Ltd (a)	46,733		726			dated 01/31/12 maturing 02/01/12
PMC - Sierra Inc (a)	20,681		134			(collateralized by US Government
QLogic Corp (a)	1,777		31			Securities; $10,828,871; 0.00% - 1.00%;
Teradyne Inc (a)	17,055		279			dated 07/05/12 - 05/04/37)
Texas Instruments Inc	178,701		5,786						$31,961
			$32,692			TOTAL REPURCHASE AGREEMENTS			$31,961
						Total Investments			$1,152,350
Software - 2.87%						Other Assets in Excess of Liabilities, Net - 0.38%			$4,360
Activision Blizzard Inc	39,052		482			TOTAL NET ASSETS - 100.00%			$1,156,710
Broadridge Financial Solutions Inc	636		15
CA Inc	22,932		591
Compuware Corp (a)	5,376		42			(a) Non-Income Producing Security
Fidelity National Information Services Inc	24,311		694
Fiserv Inc (a)	2,629		166
Microsoft Corp	801,215		23,660
Oracle Corp	269,700		7,606			Unrealized Appreciation (Depreciation)
			$33,256			The net federal income tax unrealized appreciation (depreciation) and federal tax
						cost of investments held as of the period end were as follows:
Telecommunications - 5.22%
Amdocs Ltd (a)	16,115		475			Unrealized Appreciation			$80,324
AT&T Inc	1,041,691		30,636			Unrealized Depreciation			(39,692)
CenturyLink Inc	36,375		1,347			Net Unrealized Appreciation (Depreciation)			$40,632
Cisco Systems Inc	333,383		6,544			Cost for federal income tax purposes			$1,111,718
Corning Inc	95,157		1,225
Motorola Mobility Holdings Inc (a)	14,027		542			All dollar amounts are shown in thousands (000's)
Motorola Solutions Inc	16,184		751
Verizon Communications Inc	328,003		12,352			Portfolio Summary (unaudited)
Vodafone Group PLC ADR	230,100		6,233			Sector			Percent
Windstream Corp	22,449		271			Financial			23 .78%
			$60,376			Consumer, Non-cyclical			21 .69%
Textiles - 0.03%						Energy			12 .72%
Cintas Corp	10,412		386			Industrial			11 .59%
						Communications			8.83%
						Technology			8.23%
Toys, Games & Hobbies - 0.02%						Consumer, Cyclical			6.54%
Mattel Inc	8,217		255			Utilities			4.60%
						Basic Materials			1.64%
Transportation - 1.17%						Other Assets in Excess of Liabilities, Net			0.38%
FedEx Corp	17,939		1,641			TOTAL NET ASSETS			100.00%
Norfolk Southern Corp	21,310		1,539
Union Pacific Corp	90,473		10,342
			$13,522

Water - 0.05%
American Water Works Co Inc	16,131		544

TOTAL COMMON STOCKS			$1,120,389

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2012	Long	562	$35,737	$36,760	$1,023
Total					$1,023
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Blend Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 98.57%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.99%					Healthcare - Products (continued)
Lamar Advertising Co (a)	771,893		$22,084		CR Bard Inc	266,479		$24,654
					DENTSPLY International Inc	600,759		22,673

Banks - 2.31%								$75,048
CIT Group Inc (a)	744,889		28,410		Healthcare - Services - 5.12%
M&T Bank Corp	288,665		23,018		Coventry Health Care Inc (a)	647,778		19,479
			$51,428		Laboratory Corp of America Holdings (a)	599,949		54,829
					Lincare Holdings Inc	693,309		17,811
Beverages - 2.07%					Quest Diagnostics Inc	379,992		22,070
Beam Inc	409,551		21,424
Molson Coors Brewing Co	578,671		24,819					$114,189
			$46,243		Holding Companies - Diversified - 1.41%
Building Materials - 0.49%					Leucadia National Corp	1,132,460		31,437
Martin Marietta Materials Inc	133,123		10,984
					Insurance - 12.86%
					Alleghany Corp (a)	38,093		11,022
Chemicals - 1.42%					Aon Corp	680,419		32,953
Airgas Inc	272,825		21,534		Arch Capital Group Ltd (a)	520,141		18,751
Ecolab Inc	169,685		10,256		Brown & Brown Inc	1,064,428		24,248
			$31,790		Fairfax Financial Holdings Ltd	29,530		11,986
Commercial Services - 3.04%					Loews Corp	1,466,192		54,704
Ascent Capital Group Inc (a)	232,418		11,014		Markel Corp (a)	117,061		47,184
Iron Mountain Inc	520,149		16,031		Marsh & McLennan Cos Inc	739,791		23,370
Live Nation Entertainment Inc (a)	812,446		8,352		Progressive Corp/The	1,203,054		24,398
Macquarie Infrastructure Co LLC	286,529		7,900		White Mountains Insurance Group Ltd	49,668		22,412
Moody's Corp	153,258		5,706		Willis Group Holdings PLC	407,745		15,849
SAIC Inc (a)	1,457,611		18,745					$286,877

			$67,748		Internet - 3.25%
Consumer Products - 1.15%					Liberty Interactive Corp (a)	1,971,649		33,754
Clorox Co/The	374,542		25,716		VeriSign Inc	1,044,081		38,694
								$72,448

Distribution & Wholesale - 0.40%					Machinery - Diversified - 0.25%
Fastenal Co	191,870		8,956		Xylem Inc/NY	217,311		5,631

Diversified Financial Services - 2.97%					Media - 7.55%
BlackRock Inc	110,351		20,084		Discovery Communications Inc - C Shares (a)	1,069,118		41,535
Charles Schwab Corp/The	2,060,213		24,001		Factset Research Systems Inc	72,461		6,400
CME Group Inc	55,666		13,333		Liberty Global Inc - A Shares (a)	581,583		26,683
SLM Corp	598,503		8,948		Liberty Global Inc - B Shares (a)	300,283		13,260
			$66,366		Liberty Media Corp - Liberty Capital (a)	976,696		80,490

Electric - 1.76%								$168,368
Brookfield Infrastructure Partners LP	388,254		11,325		Mining - 2.81%
Calpine Corp (a)	1,098,359		16,036		Franco-Nevada Corp	1,062,888		48,019
National Fuel Gas Co	234,719		11,802		Royal Gold Inc	193,301		14,718
			$39,163					$62,737

Electronics - 2.95%					Oil & Gas - 5.40%
Gentex Corp	1,175,945		31,598		Cimarex Energy Co	260,626		15,215
Sensata Technologies Holding NV (a)	402,844		11,606		EOG Resources Inc	370,593		39,335
Tyco International Ltd	442,250		22,532		EQT Corp	631,046		31,881
			$65,736		Marathon Petroleum Corp	249,537		9,537
					Nabors Industries Ltd (a)	896,624		16,695
Entertainment - 0.70%					WPX Energy Inc (a)	467,795		7,709
International Game Technology	984,656		15,686					$120,372

Environmental Control - 1.16%					Pharmaceuticals - 1.47%
					Mead Johnson Nutrition Co	200,233		14,835
Covanta Holding Corp	1,816,750		25,961		Valeant Pharmaceuticals International Inc (a)	369,201		17,903
								$32,738
Food - 1.48%
Sara Lee Corp	1,090,397		20,881		Pipelines - 2.80%
Sysco Corp	401,257		12,082		El Paso Corp	617,852		16,602
			$32,963		Williams Cos Inc	1,594,251		45,946
								$62,548
Gas - 0.55%
Questar Corp	633,977		12,223		Private Equity - 1.05%
					Onex Corp	677,008		23,506

Healthcare - Products - 3.36%
Becton Dickinson and Co	353,535		27,721

See accompanying notes

Schedule of Investments
MidCap Blend Fund
January 31, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

	Real Estate - 4.31%					(continued)	Amount (000's)	Value	(000	's)
	Brookfield Asset Management Inc	1,887,697		$57,518		Banks (continued)
	CBRE Group Inc (a)	629,274		12,145		Investment in Joint Trading Account; Merrill	$5,481		$5,482
	Forest City Enterprises Inc (a)	1,460,812		19,180		Lynch Repurchase Agreement; 0.16%
	Howard Hughes Corp/The (a)	139,707		7,240		dated 01/31/12 maturing 02/01/12
				$96,083		(collateralized by US Government
						Securities; $5,590,989; 0.00% - 1.00%;
REITS	- 2.70%					dated 07/05/12 - 05/04/37)
	American Tower Corp	282,479		17,940					$16,502
	General Growth Properties Inc	1,939,874		30,611
	Vornado Realty Trust	145,025		11,730		TOTAL REPURCHASE AGREEMENTS			$16,502
				$60,281		Total Investments			$2,215,492
						Other Assets in Excess of Liabilities, Net - 0.69%			$15,454
	Retail - 9.52%					TOTAL NET ASSETS - 100.00%			$2,230,946
	AutoZone Inc (a)	60,464		21,034
	Copart Inc (a)	369,794		17,395
	Dollar General Corp (a)	510,494		21,752		(a) Non-Income Producing Security
	JC Penney Co Inc	425,972		17,699
	O'Reilly Automotive Inc (a)	820,576		66,885
	TJX Cos Inc	800,997		54,580		Unrealized Appreciation (Depreciation)
	Yum! Brands Inc	206,039		13,049		The net federal income tax unrealized appreciation (depreciation) and federal tax
				$212,394		cost of investments held as of the period end were as follows:
	Savings & Loans - 0.19%
	BankUnited Inc	184,131		4,218		Unrealized Appreciation			$360,212
						Unrealized Depreciation			(68,705)
						Net Unrealized Appreciation (Depreciation)			$291,507
	Semiconductors - 1.43%					Cost for federal income tax purposes			$1,923,985
	Microchip Technology Inc	862,697		31,842
						All dollar amounts are shown in thousands (000's)
	Software - 4.29%
	Broadridge Financial Solutions Inc	583,236		13,980		Portfolio Summary (unaudited)
	Dun & Bradstreet Corp/The	303,760		25,154		Sector			Percent
	Fidelity National Information Services Inc	885,888		25,301		Financial			27 .13%
	Intuit Inc	553,342		31,231		Consumer, Non-cyclical			17 .69%
				$95,666		Communications			15 .52%
						Consumer, Cyclical			11 .83%
	Telecommunications - 3.73%					Energy			8.20%
	Crown Castle International Corp (a)	449,461		21,790		Technology			5.72%
	EchoStar Holding Corp (a)	646,618		16,961		Industrial			5.27%
	Motorola Solutions Inc	605,058		28,080		Basic Materials			4.23%
	Telephone & Data Systems Inc	620,498		16,319		Utilities			2.31%
				$83,150		Diversified			1.41%
	Textiles - 1.21%					Other Assets in Excess of Liabilities, Net			0.69%
	Cintas Corp	393,156		14,566		TOTAL NET ASSETS			100.00%
	Mohawk Industries Inc (a)	204,807		12,526
				$27,092

	Transportation - 0.42%
	Expeditors International of Washington Inc	208,685		9,318

	TOTAL COMMON STOCKS			$2,198,990
		Maturity
	REPURCHASE AGREEMENTS - 0.74%	Amount (000's)	Value	(000	's)

Banks	- 0.74%
	Investment in Joint Trading Account; Credit	$2,763		$2,763
	Suisse Repurchase Agreement; 0.18%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $2,818,264; 4.38% - 8.00%;
	dated 11/15/21 - 11/15/39)
	Investment in Joint Trading Account; Deutsche	6,669		6,669
	Bank Repurchase Agreement; 0.22% dated
	01/31/12 maturing 02/01/12 (collateralized
	by US Government Securities; $6,802,705;
	0.00% - 5.25%; dated 02/01/12 - 12/09/31)
	Investment in Joint Trading Account; JP	1,588		1,588
	Morgan Repurchase Agreement; 0.15%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $1,619,692; 0.00% - 7.00%;
	dated 09/20/12 - 04/15/30)

See accompanying notes

Schedule of Investments
MidCap Growth Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 98.81%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.27%					Home Builders - 0.57%
BE Aerospace Inc (a)	63,550		$2,682		Lennar Corp	31,400		$675

Airlines - 0.82%					Home Furnishings - 2.07%
Delta Air Lines Inc (a)	92,300		974		Tempur-Pedic International Inc (a)	36,790		2,454

Apparel - 3.26%					Internet - 4.42%
Deckers Outdoor Corp (a)	14,905		1,205		Expedia Inc	42,670		1,381
Under Armour Inc (a)	33,384		2,658		IAC/InterActiveCorp	56,871		2,450
			$3,863		TripAdvisor Inc (a)	42,670		1,404

Banks - 1.12%								$5,235
Fifth Third Bancorp	101,900		1,326		Iron & Steel - 1.72%
					Carpenter Technology Corp	38,805		2,036

Biotechnology - 1.90%
Alexion Pharmaceuticals Inc (a)	29,270		2,247		Leisure Products & Services - 1.61%
					Polaris Industries Inc	29,590		1,906

Chemicals - 3.05%
Albemarle Corp	28,435		1,829		Machinery - Diversified - 2.11%
Eastman Chemical Co	35,500		1,786		Cummins Inc	7,700		801
			$3,615		Roper Industries Inc	18,204		1,700

Commercial Services - 6.87%								$2,501
Alliance Data Systems Corp (a)	24,972		2,767		Mining - 2.53%
Apollo Group Inc (a)	54,515		2,857		Eldorado Gold Corp	86,165		1,302
Gartner Inc (a)	66,323		2,514		Yamana Gold Inc	97,800		1,689
			$8,138					$2,991

Computers - 3.37%					Miscellaneous Manufacturing - 0.82%
SanDisk Corp (a)	51,020		2,341		Pall Corp	16,175		965
Teradata Corp (a)	30,805		1,650

			$3,991		Oil & Gas - 8.31%
Cosmetics & Personal Care - 2.43%					Cabot Oil & Gas Corp	88,190		2,813
Estee Lauder Cos Inc/The	49,544		2,870		Concho Resources Inc (a)	17,825		1,901
					Pioneer Natural Resources Co	22,030		2,188
					Range Resources Corp	25,045		1,441
Distribution & Wholesale - 1.20%					SM Energy Co	20,670		1,500
Fossil Inc (a)	14,902		1,416
								$9,843

					Oil & Gas Services - 1.25%
Diversified Financial Services - 3.02%					FMC Technologies Inc (a)	29,005		1,482
Discover Financial Services	87,795		2,386
Raymond James Financial Inc	34,000		1,190
			$3,576		Pharmaceuticals - 4.12%
					Mead Johnson Nutrition Co	21,665		1,605
Electronics - 2.20%					Perrigo Co	12,400		1,186
FEI Co (a)	59,114		2,605
					Shire PLC ADR	20,990		2,089
								$4,880

Engineering & Construction - 2.72%					Retail - 9.89%
Chicago Bridge & Iron Co NV	75,730		3,225		Foot Locker Inc	68,795		1,805
					Genesco Inc (a)	36,510		2,230
Environmental Control - 1.10%					GNC Holdings Inc	58,154		1,600
Stericycle Inc (a)	15,505		1,303		Michael Kors Holdings Ltd (a)	41,900		1,297
					Panera Bread Co (a)	20,373		3,020
					Ulta Salon Cosmetics & Fragrance Inc (a)	23,002		1,753
Food - 2.40%
Whole Foods Market Inc	38,433		2,845					$11,705
					Semiconductors - 4.31%
Hand & Machine Tools - 1.37%					ARM Holdings PLC ADR	44,415		1,283
Kennametal Inc	37,665		1,624		Avago Technologies Ltd	42,000		1,426
					Lam Research Corp (a)	36,000		1,533
					Micron Technology Inc (a)	112,800		856
Healthcare - Products - 3.49%								$5,098
Cooper Cos Inc/The	30,360		2,190
Edwards Lifesciences Corp (a)	23,454		1,939		Software - 7.66%
					Citrix Systems Inc (a)	30,618		1,997
			$4,129		Electronic Arts Inc (a)	54,035		1,003
Healthcare - Services - 2.25%					Nuance Communications Inc (a)	41,600		1,186
Humana Inc	29,900		2,662		Parametric Technology Corp (a)	33,400		841
					Red Hat Inc (a)	35,000		1,623

See accompanying notes

			Schedule of Investments
			MidCap Growth Fund
			January 31, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value (000's)

	Software (continued)
	Salesforce.com Inc (a)	20,680	$2,415
			$9,065

	Telecommunications - 1.07%
	SBA Communications Corp (a)	27,800	1,271

	Transportation - 1.51%
	Kansas City Southern (a)	26,085	1,790

	TOTAL COMMON STOCKS		$116,988
		Maturity
	REPURCHASE AGREEMENTS - 0.48%	Amount (000's)	Value (000's)

Banks	- 0.48%
	Investment in Joint Trading Account; Credit	$96	$95
	Suisse Repurchase Agreement; 0.18%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $97,576; 4.38% - 8.00%; dated
	11/15/21 - 11/15/39)
	Investment in Joint Trading Account; Deutsche	231	231
	Bank Repurchase Agreement; 0.22% dated
	01/31/12 maturing 02/01/12 (collateralized
	by US Government Securities; $235,529;
	0.00% - 5.25%; dated 02/01/12 - 12/09/31)
	Investment in Joint Trading Account; JP	55	55
	Morgan Repurchase Agreement; 0.15%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $56,079; 0.00% - 7.00%; dated
	09/20/12 - 04/15/30)
	Investment in Joint Trading Account; Merrill	190	190
	Lynch Repurchase Agreement; 0.16%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $193,577; 0.00% - 1.00%; dated
	07/05/12 - 05/04/37)
			$571
	TOTAL REPURCHASE AGREEMENTS		$571
	Total Investments		$117,559
	Other Assets in Excess of Liabilities, Net - 0.71%		$844
	TOTAL NET ASSETS - 100.00%		$118,403

	(a) Non-Income Producing Security

	Unrealized Appreciation (Depreciation)
	The net federal income tax unrealized appreciation (depreciation) and federal tax
	cost of investments held as of the period end were as follows:

	Unrealized Appreciation		$13,413
	Unrealized Depreciation		(2,675)
	Net Unrealized Appreciation (Depreciation)		$10,738
	Cost for federal income tax purposes		$106,821

	All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)
	Sector		Percent
	Consumer, Non-cyclical		23 .46%
	Consumer, Cyclical		19 .42%
	Technology		15 .34%
	Industrial		14 .10%
	Energy		9.56%
	Basic Materials		7.30%
	Communications		5.49%
	Financial		4.62%
	Other Assets in Excess of Liabilities, Net		0.71%
	TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2012 (unaudited)

COMMON STOCKS - 97.12%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.19%					Chemicals (continued)
Interpublic Group of Cos Inc	47,121		$487		Albemarle Corp	16,091		$1,035
Omnicom Group Inc	50,401		2,299		Celanese Corp	159,725		7,780
			$2,786		CF Industries Holdings Inc	53,772		9,538
					Chemtura Corp (a)	24,131		339
Aerospace & Defense - 0.68%					Eastman Chemical Co	24,947		1,255
Alliant Techsystems Inc	34,320		2,039		Ecolab Inc	52,651		3,182
BE Aerospace Inc (a)	16,566		699
					FMC Corp	85,029		7,881
Goodrich Corp	7,961		993		Huntsman Corp	10,525		134
Rockwell Collins Inc	27,803		1,610		International Flavors & Fragrances Inc	14,106		787
TransDigm Group Inc (a)	7,792		814
					Kronos Worldwide Inc	5,953		137
Triumph Group Inc	58,700		3,673		PPG Industries Inc	178,703		16,008
			$9,828		Rockwood Holdings Inc (a)	98,532		4,975
Agriculture - 0.11%					Sherwin-Williams Co/The	15,749		1,536
Bunge Ltd	27,900		1,598		Sigma-Aldrich Corp	21,379		1,455
					Solutia Inc	33,409		919
					Valspar Corp	3,396		147
Airlines - 0.81%					WR Grace & Co (a)	100,957		5,406
Copa Holdings SA	6,903		471					$68,256
Delta Air Lines Inc (a)	91,749		968
Southwest Airlines Co	38,067		365		Coal - 1.44%
United Continental Holdings Inc (a)	428,731		9,903		Alpha Natural Resources Inc (a)	242,060		4,870
			$11,707		Arch Coal Inc	6,251		90
					Consol Energy Inc	41,471		1,482
Apparel - 1.85%					Peabody Energy Corp	402,750		13,730
Coach Inc	115,370		8,082		Walter Energy Inc	10,931		756
Deckers Outdoor Corp (a)	63,368		5,123
Hanesbrands Inc (a)	26,410		650					$20,928
Ralph Lauren Corp	53,028		8,060		Commercial Services - 3.54%
True Religion Apparel Inc (a)	56,500		2,047		Aaron's Inc	15,042		400
Under Armour Inc (a)	35,100		2,795		Alliance Data Systems Corp (a)	9,189		1,018
			$26,757		Apollo Group Inc (a)	84,046		4,404
					Booz Allen Hamilton Holding Corp (a)	62,939		1,108
Automobile Manufacturers - 0.26%					Bridgepoint Education Inc (a)	63,300		1,557
Navistar International Corp (a)	88,142		3,816
					Corporate Executive Board Co	37,321		1,468
					DeVry Inc	15,279		577
Automobile Parts & Equipment - 0.71%					Equifax Inc	137,664		5,365
BorgWarner Inc (a)	118,902		8,873		Gartner Inc (a)	109,937		4,168
Goodyear Tire & Rubber Co/The (a)	38,058		495		Global Payments Inc	91,617		4,583
WABCO Holdings Inc (a)	18,434		956		Green Dot Corp (a)	66,240		1,879
			$10,324		H&R Block Inc	49,037		802
					Huron Consulting Group Inc (a)	20,200		757
Banks - 0.62%					Iron Mountain Inc	30,084		927
East West Bancorp Inc	190,430		4,182		ITT Educational Services Inc (a)	48,585		3,200
Signature Bank/New York NY (a)	69,410		4,036		Lender Processing Services Inc	23,595		392
SVB Financial Group (a)	14,300		830		Moody's Corp	94,287		3,510
			$9,048		Paychex Inc	53,541		1,687
Beverages - 2.30%					Robert Half International Inc	63,988		1,772
					SAIC Inc (a)	24,505		315
Brown-Forman Corp	13,628		1,107		SEI Investments Co	39,822		732

Coca-Cola Enterprises Inc	205,491		5,505		Team Health Holdings Inc (a)	38,200		787
Dr Pepper Snapple Group Inc	162,669		6,314
Green Mountain Coffee Roasters Inc (a)	94,791		5,057		Towers Watson & Co	3,227		193
					Verisk Analytics Inc (a)	18,058		724
Monster Beverage Corp (a)	147,013		15,364
					VistaPrint NV (a)	10,966		392
			$33,347		Weight Watchers International Inc	7,921		603
Biotechnology - 1.73%					Western Union Co/The	422,072		8,062
Alexion Pharmaceuticals Inc (a)	187,872		14,421					$51,382
Amylin Pharmaceuticals Inc (a)	226,000		3,216
Charles River Laboratories International Inc (a)	106,600		3,600		Computers - 2.81%
					Cadence Design Systems Inc (a)	385,476		4,071
Illumina Inc (a)	19,195		994
Life Technologies Corp (a)	4,249		206		DST Systems Inc	1,338		65
					Fortinet Inc (a)	354,186		8,078
Myriad Genetics Inc (a)	23,424		554
					IHS Inc (a)	7,701		689
Regeneron Pharmaceuticals Inc (a)	11,362		1,032
					MICROS Systems Inc (a)	73,181		3,638
Vertex Pharmaceuticals Inc (a)	28,419		1,050
					NCR Corp (a)	219,738		4,116
			$25,073		Riverbed Technology Inc (a)	132,626		3,175
Building Materials - 0.56%					SanDisk Corp (a)	265,410		12,177
Masco Corp	55,823		674		Synopsys Inc (a)	2,831		83
Owens Corning Inc (a)	218,520		7,375		Teradata Corp (a)	71,401		3,824
			$8,049		Unisys Corp (a)	41,200		864
								$40,780
Chemicals - 4.71%
Airgas Inc	72,746		5,742

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Consumer Products - 0.41%					Environmental Control (continued)
Avery Dennison Corp	1,809		$49		Waste Connections Inc	17,958		$580
Church & Dwight Co Inc	33,614		1,525					$6,644
Tupperware Brands Corp	69,671		4,378
			$5,952		Food - 2.60%
					Campbell Soup Co	20,934		664
Cosmetics & Personal Care - 0.08%					ConAgra Foods Inc	14,075		375
Avon Products Inc	67,060		1,192		Corn Products International Inc	16,848		935
					Flowers Foods Inc	104,700		2,026
Distribution & Wholesale - 0.49%					Hershey Co/The	218,335		13,336
ArrowElectronics Inc (a)	4,450		184		HJ Heinz Co	36,228		1,878
Fastenal Co	45,964		2,145		Hormel Foods Corp	19,912		573
Fossil Inc (a)	9,381		892		McCormick & Co Inc/MD	16,502		834
Genuine Parts Co	11,734		748		Sara Lee Corp	75,704		1,450
LKQ Corp (a)	26,155		853		Whole Foods Market Inc	212,082		15,700
WESCO International Inc (a)	5,557		349					$37,771
WW Grainger Inc	10,276		1,960		Forest Products & Paper - 0.05%
			$7,131		International Paper Co	25,323		789
Diversified Financial Services - 1.97%
Affiliated Managers Group Inc (a)	103,315		10,384		Hand & Machine Tools - 0.37%
CBOE Holdings Inc	14,397		368		Kennametal Inc	2,678		115
Discover Financial Services	141,453		3,845		Lincoln Electric Holdings Inc	14,150		608
Eaton Vance Corp	32,447		834		Snap-on Inc	2,878		163
Federated Investors Inc	20,002		342		Stanley Black & Decker Inc	64,750		4,544
IntercontinentalExchange Inc (a)	50,218		5,749					$5,430
NASDAQ OMX Group Inc/The (a)	4,205		104
NYSE Euronext	22,101		587		Healthcare - Products - 2.87%
					Align Technology Inc (a)	35,206		829
T Rowe Price Group Inc	45,464		2,630		Bruker BioSciences Corp (a)	23,178		329
TD Ameritrade Holding Corp	38,301		617		CareFusion Corp (a)	19,107		458
Waddell & Reed Financial Inc	111,490		3,060		Cepheid Inc (a)	116,170		5,118
			$28,520		Cooper Cos Inc/The	3,410		246
Electric - 0.27%					CR Bard Inc	53,684		4,966
ITC Holdings Corp	50,039		3,688		Edwards Lifesciences Corp (a)	20,744		1,715
National Fuel Gas Co	3,298		166		Gen-Probe Inc (a)	66,896		4,478
			$3,854		Henry Schein Inc (a)	8,827		626
					Hill-Rom Holdings Inc	15,635		516
Electrical Components & Equipment - 0.09%					Hospira Inc (a)	21,942		756
AMETEK Inc	29,024		1,364		IDEXX Laboratories Inc (a)	8,940		756
					Intuitive Surgical Inc (a)	30,615		14,081
Electronics - 2.17%					Patterson Cos Inc	10,122		326
Agilent Technologies Inc	250,247		10,628		ResMed Inc (a)	27,660		803
Amphenol Corp	28,937		1,575		Sirona Dental Systems Inc (a)	15,234		737
FEI Co (a)	84,110		3,706		Thoratec Corp (a)	119,054		3,500
FLIR Systems Inc	27,879		718		Varian Medical Systems Inc (a)	21,198		1,396
Garmin Ltd	7,737		323					$41,636
Gentex Corp	22,251		598		Healthcare - Services - 2.19%
Jabil Circuit Inc	226,212		5,126		AMERIGROUP Corp (a)	97,164		6,608
Mettler-Toledo International Inc (a)	5,010		879
					Brookdale Senior Living Inc (a)	23,148		407
National Instruments Corp	24,808		668		Covance Inc (a)	87,369		3,828
Thomas & Betts Corp (a)	3,466		247
					DaVita Inc (a)	14,887		1,218
Trimble Navigation Ltd (a)	19,115		895
					Health Management Associates Inc (a)	69,167		443
Waters Corp (a)	71,166		6,161
					Laboratory Corp of America Holdings (a)	18,125		1,657
			$31,524		Lincare Holdings Inc	24,287		624
Engineering & Construction - 0.72%					Mednax Inc (a)	7,501		534
AECOM Technology Corp (a)	14,589		334		Molina Healthcare Inc (a)	68,096		2,084
Chicago Bridge & Iron Co NV	15,774		672		Quest Diagnostics Inc	26,127		1,518
Fluor Corp	118,255		6,651		Universal Health Services Inc	107,743		4,449
KBR Inc	64,245		2,064		WellCare Health Plans Inc (a)	139,507		8,337
McDermott International Inc (a)	53,959		656					$31,707
			$10,377		Home Furnishings - 0.33%
Entertainment - 0.20%					Harman International Industries Inc	95,223		4,019
Dolby Laboratories Inc (a)	14,509		527		Tempur-Pedic International Inc (a)	12,271		818
International Game Technology	152,018		2,422					$4,837

			$2,949		Insurance - 0.53%
Environmental Control - 0.46%					Aon Corp	144,320		6,989
Clean Harbors Inc (a)	74,560		4,731		Erie Indemnity Co	7,557		579
Covanta Holding Corp	2,158		31		Validus Holdings Ltd	2,981		96
Stericycle Inc (a)	15,495		1,302					$7,664

See accompanying notes

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet - 2.74%					Miscellaneous Manufacturing (continued)
Equinix Inc (a)	37,141		$4,456		Eaton Corp	23,338		$1,144
Expedia Inc	15,536		503		Hexcel Corp (a)	179,650		4,504
F5 Networks Inc (a)	108,951		13,045		Ingersoll-Rand PLC	156,280		5,460
LinkedIn Corp (a)	67,430		4,865		Leggett & Platt Inc	29,318		629
Liquidity Services Inc (a)	15,100		521		Pall Corp	20,957		1,251
Netflix Inc (a)	8,630		1,037		Parker Hannifin Corp	11,246		907
Rackspace Hosting Inc (a)	92,658		4,022		Textron Inc	159,088		4,054
TIBCO Software Inc (a)	231,905		6,046					$23,075
TripAdvisor Inc (a)	130,865		4,307
VeriSign Inc	24,797		919		Oil & Gas - 6.58%
					Atwood Oceanics Inc (a)	4,423		203
			$39,721		Cabot Oil & Gas Corp	418,516		13,351
Iron & Steel - 0.88%					Cimarex Energy Co	6,215		363
Allegheny Technologies Inc	72,642		3,297		Concho Resources Inc (a)	143,884		15,347
Cliffs Natural Resources Inc	119,472		8,632		Denbury Resources Inc (a)	61,258		1,155
Reliance Steel & Aluminum Co	2,968		158		Diamond Offshore Drilling Inc	8,875		553
Steel Dynamics Inc	43,533		694		EQT Corp	81,009		4,093
			$12,781		EXCO Resources Inc	37,354		294
					Forest Oil Corp (a)	24,410		317
Leisure Products & Services - 0.96%					Helmerich & Payne Inc	68,067		4,201
Harley-Davidson Inc	211,670		9,354		HollyFrontier Corp	197,820		5,804
Polaris Industries Inc	70,207		4,521		Murphy Oil Corp	64,285		3,832
			$13,875		Newfield Exploration Co (a)	21,198		801
Lodging - 2.95%					Noble Energy Inc	7,290		734
Choice Hotels International Inc	662		24		Northern Oil and Gas Inc (a)	127,770		3,194
Marriott International Inc/DE	187,255		6,451		Patterson-UTI Energy Inc	136,698		2,580
MGM Resorts International (a)	488,050		6,369		Pioneer Natural Resources Co	17,326		1,720
Starwood Hotels & Resorts Worldwide Inc	285,959		15,510		QEP Resources Inc	25,390		727
Wynn Resorts Ltd	125,569		14,470		Quicksilver Resources Inc (a)	2,274		11
			$42,824		Range Resources Corp	187,741		10,799
					Rosetta Resources Inc (a)	22,485		1,079
Machinery - Construction & Mining - 0.92%					Rowan Cos Inc (a)	203,340		6,916
Joy Global Inc	147,821		13,406		SandRidge Energy Inc (a)	105,801		823
					SM Energy Co	162,994		11,830
					Ultra Petroleum Corp (a)	104,282		2,505
Machinery - Diversified - 2.09%
Babcock & Wilcox Co/The (a)	116,113		2,885		Western Refining Inc	72,500		1,198
					Whiting Petroleum Corp (a)	21,476		1,076
Cummins Inc	74,480		7,746
Flowserve Corp	9,169		1,010					$95,506
Gardner Denver Inc	9,435		704		Oil & Gas Services - 1.93%
Graco Inc	16,595		763		Cameron International Corp (a)	172,654		9,185
IDEX Corp	20,288		822		CARBO Ceramics Inc	5,239		510
Nordson Corp	73,875		3,350		Core Laboratories NV	7,109		755
Rockwell Automation Inc	26,045		2,028		Dresser-Rand Group Inc (a)	67,829		3,475
Roper Industries Inc	66,730		6,232		FMC Technologies Inc (a)	149,603		7,646
Wabtec Corp/DE	60,714		4,177		Oceaneering International Inc	19,860		965
Zebra Technologies Corp (a)	14,927		565		Oil States International Inc (a)	7,882		628
			$30,282		RPC Inc	65,713		1,003
					Superior Energy Services Inc (a)	135,762		3,870
Media - 1.89%
Cablevision Systems Corp	216,300		3,147					$28,037
Discovery Communications Inc - A Shares (a)	139,682		5,990
					Packaging & Containers - 0.83%
DISH Network Corp	139,647		3,899		Ball Corp	29,475		1,157
Factset Research Systems Inc	39,710		3,507		Crown Holdings Inc (a)	169,646		6,119
John Wiley & Sons Inc	15,772		716		Packaging Corp of America	122,600		3,450
Liberty Global Inc - A Shares (a)	43,207		1,982
					Rock-Tenn Co	12,154		752
McGraw-Hill Cos Inc/The	132,060		6,075		Silgan Holdings Inc	13,539		563
Scripps Networks Interactive	15,923		690					$12,041
Sirius XM Radio Inc (a)	690,003		1,442
			$27,448		Pharmaceuticals - 4.07%
					AmerisourceBergen Corp	261,100		10,175
Mining - 0.37%					BioMarin Pharmaceutical Inc (a)	118,634		4,232
Allied Nevada Gold Corp (a)	24,373		876		Endo Pharmaceuticals Holdings Inc (a)	21,081		783
Compass Minerals International Inc	51,981		3,798		Herbalife Ltd	88,383		5,115
Royal Gold Inc	8,470		645		Jazz Pharmaceuticals PLC (a)	7,600		353
			$5,319		Mead Johnson Nutrition Co	139,845		10,362
					Mylan Inc/PA (a)	61,968		1,286
Miscellaneous Manufacturing - 1.59%					Onyx Pharmaceuticals Inc (a)	157,890		6,464
Brink's Co/The	44,400		1,252
Carlisle Cos Inc	1,371		65		Perrigo Co	89,102		8,518
					SXC Health Solutions Corp (a)	98,583		6,217
Cooper Industries PLC	19,478		1,152		Warner Chilcott PLC (a)	251,740		4,247
Donaldson Co Inc	13,770		996
Dover Corp	26,198		1,661

Schedule of Investments
MidCap Growth Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)					Savings & Loans (continued)
Watson Pharmaceuticals Inc (a)	21,574		$1,265		People's United Financial Inc	19,237		$237
			$59,017					$327

Pipelines - 0.26%					Semiconductors - 7.91%
El Paso Corp	132,407		3,558		Advanced Micro Devices Inc (a)	107,314		720
ONEOK Inc	2,195		182		Altera Corp	229,646		9,137
			$3,740		Analog Devices Inc	52,313		2,047
					Atmel Corp (a)	74,762		726
Real Estate - 1.13%					Avago Technologies Ltd	324,699		11,021
CBRE Group Inc (a)	661,224		12,762
					Broadcom Corp	468,560		16,090
Jones Lang LaSalle Inc	45,800		3,607		Cypress Semiconductor Corp	561,394		9,653
			$16,369		Freescale Semiconductor Holdings I Ltd (a)	7,528		120
REITS - 1.17%					Integrated Device Technology Inc (a)	344,800		2,186
Alexander's Inc	1,100		427		Intersil Corp	17,091		192
Apartment Investment & Management Co	22,138		544		KLA-Tencor Corp	22,660		1,159
Boston Properties Inc	20,964		2,181		Lam Research Corp (a)	311,695		13,275
Camden Property Trust	88,975		5,739		Linear Technology Corp	39,760		1,325
Digital Realty Trust Inc	17,642		1,250		LSI Corp (a)	1,334,727		10,104
EastGroup Properties Inc	9,133		434		Maxim Integrated Products Inc	170,068		4,565
Equity Residential	5,877		350		Microchip Technology Inc	33,255		1,227
Essex Property Trust Inc	4,968		715		NVIDIA Corp (a)	104,805		1,548
Federal Realty Investment Trust	8,252		780		NXP Semiconductor NV (a)	215,810		4,582
Macerich Co/The	12,803		695		ON Semiconductor Corp (a)	1,367,883		11,900
Plum Creek Timber Co Inc	17,125		664		PMC - Sierra Inc (a)	162,697		1,057
Rayonier Inc	21,344		976		QLogic Corp (a)	23,356		405
UDR Inc	4,515		117		Skyworks Solutions Inc (a)	33,031		713
Ventas Inc	26,987		1,574		Teradyne Inc (a)	570,450		9,327
Vornado Realty Trust	5,537		448		Xilinx Inc	46,376		1,663
			$16,894					$114,742

Retail - 9.15%					Software - 6.30%
Abercrombie & Fitch Co	62,770		2,884		Akamai Technologies Inc (a)	26,485		854
Advance Auto Parts Inc	58,719		4,500		Allscripts Healthcare Solutions Inc (a)	41,889		801
ANN INC (a)	31,700		769		ANSYS Inc (a)	16,534		1,000
Arcos Dorados Holdings Inc	248,830		5,350		Autodesk Inc (a)	167,823		6,042
AutoNation Inc (a)	5,219		187		BMC Software Inc (a)	144,476		5,235
AutoZone Inc (a)	18,443		6,416		Broadridge Financial Solutions Inc	31,817		763
Bed Bath & Beyond Inc (a)	211,267		12,824		Cerner Corp (a)	192,149		11,699
Big Lots Inc (a)	6,160		243		Citrix Systems Inc (a)	197,699		12,892
Brinker International Inc	20,276		524		CommVault Systems Inc (a)	11,700		550
Chico's FAS Inc	32,059		367		Compuware Corp (a)	43,707		343
Chipotle Mexican Grill Inc (a)	33,949		12,469		Dun & Bradstreet Corp/The	34,471		2,854
Copart Inc (a)	15,274		718		Electronic Arts Inc (a)	428,123		7,950
Darden Restaurants Inc	21,267		976		Fair Isaac Corp	30,600		1,109
Dick's Sporting Goods Inc	89,584		3,692		Fiserv Inc (a)	152,677		9,602
Dollar General Corp (a)	17,756		757		Informatica Corp (a)	19,051		806
Dollar Tree Inc (a)	21,922		1,859		Intuit Inc	54,495		3,076
Domino's Pizza Inc (a)	10,100		330		MSCI Inc (a)	141,677		4,616
DSW Inc	69,298		3,463		NetSuite Inc (a)	37,700		1,579
Express Inc (a)	52,400		1,134		Nuance Communications Inc (a)	37,137		1,059
Family Dollar Stores Inc	193,836		10,816		Quality Systems Inc	90,430		3,668
Ltd Brands Inc	125,177		5,240		Red Hat Inc (a)	34,764		1,612
Lululemon Athletica Inc (a)	77,101		4,867		Salesforce.com Inc (a)	54,590		6,376
Macy's Inc	14,425		486		VeriFone Systems Inc (a)	160,532		6,855
MSC Industrial Direct Co Inc	12,102		920					$91,341
Nordstrom Inc	280,970		13,874		Telecommunications - 2.28%
Nu Skin Enterprises Inc	64,300		3,212		Acme Packet Inc (a)	157,910		4,616
O'Reilly Automotive Inc (a)	23,008		1,875
					Ciena Corp (a)	197,100		2,868
Panera Bread Co (a)	32,501		4,818
					Comverse Technology Inc (a)	197,100		1,242
PetSmart Inc	92,330		4,914		Crown Castle International Corp (a)	50,304		2,439
PVH Corp	2,431		188		Harris Corp	8,716		357
Ross Stores Inc	47,536		2,415		JDS Uniphase Corp (a)	59,582		756
Sally Beauty Holdings Inc (a)	24,026		495
					Juniper Networks Inc (a)	247,990		5,190
Tiffany & Co	19,908		1,270		MetroPCS Communications Inc (a)	355,700		3,144
Tractor Supply Co	64,552		5,214		NeuStar Inc (a)	27,572		1,006
Ulta Salon Cosmetics & Fragrance Inc (a)	59,917		4,567
					NII Holdings Inc (a)	204,035		4,103
Williams-Sonoma Inc	223,473		8,014		Polycom Inc (a)	195,400		3,898
			$132,647		SBA Communications Corp (a)	19,631		898
Savings & Loans - 0.02%					tw telecom inc (a)	35,195		709
Hudson City Bancorp Inc	13,333		90		Virgin Media Inc	46,763		1,115

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2012 (unaudited)

						Portfolio Summary (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Sector	Percent
						Consumer, Non-cyclical	19 .90%
	Telecommunications (continued)					Consumer, Cyclical	17 .86%
	Windstream Corp	56,140		$678		Technology	17 .02%
				$33,019		Industrial	13 .31%
						Energy	10 .21%
	Toys, Games & Hobbies - 0.15%					Financial	8.14%
	Hasbro Inc	20,674		722		Communications	7.10%
	Mattel Inc	46,302		1,435		Basic Materials	6.01%
				$2,157		Utilities	0.27%
	Transportation - 2.83%					Other Assets in Excess of Liabilities, Net	0.18%
	CH Robinson Worldwide Inc	25,809		1,777		TOTAL NET ASSETS	100.00%
	Con-way Inc	100,200		3,180
	Expeditors International of Washington Inc	262,460		11,719
	Genesee & Wyoming Inc (a)	70,740		4,393
	Gulfmark Offshore Inc (a)	9,600		439
	JB Hunt Transport Services Inc	61,587		3,145
	Kansas City Southern (a)	12,831		881
	Kirby Corp (a)	115,487		7,711
	Knight Transportation Inc	125,000		2,201
	Landstar System Inc	73,702		3,770
	UTI Worldwide Inc	123,736		1,842
				$41,058
	TOTAL COMMON STOCKS			$1,408,646
		Maturity
	REPURCHASE AGREEMENTS - 2.70%	Amount (000's)	Value	(000	's)

Banks	- 2.70%
	Investment in Joint Trading Account; Credit	$6,557		$6,556
	Suisse Repurchase Agreement; 0.18%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $6,687,610; 4.38% - 8.00%;
	dated 11/15/21 - 11/15/39)
	Investment in Joint Trading Account; Deutsche	15,826		15,826
	Bank Repurchase Agreement; 0.22% dated
	01/31/12 maturing 02/01/12 (collateralized
	by US Government Securities;
	$16,142,507 ; 0.00% - 5.25%; dated
	02/01/12 - 12/09/31)
	Investment in Joint Trading Account; JP	3,768		3,769
	Morgan Repurchase Agreement; 0.15%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $3,843,455; 0.00% - 7.00%;
	dated 09/20/12 - 04/15/30)
	Investment in Joint Trading Account; Merrill	13,007		13,007
	Lynch Repurchase Agreement; 0.16%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $13,267,161; 0.00% - 1.00%;
	dated 07/05/12 - 05/04/37)
				$39,158
	TOTAL REPURCHASE AGREEMENTS			$39,158
	Total Investments			$1,447,804
	Other Assets in Excess of Liabilities, Net - 0.18%			$2,638
	TOTAL NET ASSETS - 100.00%			$1,450,442

	(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$228,516
Unrealized Depreciation	(47,351)
Net Unrealized Appreciation (Depreciation)	$181,165
Cost for federal income tax purposes	$1,266,639

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2012	Long	494	$44,735	$46,184	$1,449
Total					$1,449
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 96.44%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.14%					Building Materials (continued)
Lamar Advertising Co (a)	25,332		$725		Martin Marietta Materials Inc	19,767		$1,631
								$4,190

Aerospace & Defense - 1.09%					Chemicals - 2.68%
Alliant Techsystems Inc	14,252		847		Albemarle Corp	38,394		2,469
BE Aerospace Inc (a)	44,614		1,883		Ashland Inc	33,786		2,131
Esterline Technologies Corp (a)	13,242		810		Cabot Corp	27,642		1,001
Exelis Inc	79,840		797		Cytec Industries Inc	21,449		1,069
Triumph Group Inc	18,680		1,169		Intrepid Potash Inc (a)	22,771		544
			$5,506		Minerals Technologies Inc	7,640		485
					NewMarket Corp	4,581		990
Agriculture - 0.09%					Olin Corp	34,675		770
Universal Corp/VA	10,048		451		RPM International Inc	56,681		1,419
					Sensient Technologies Corp	21,665		858
Airlines - 0.34%					Valspar Corp	40,427		1,748
Alaska Air Group Inc (a)	15,362		1,170					$13,484
JetBlue Airways Corp (a)	88,385		524
			$1,694		Coal - 0.32%
					Arch Coal Inc	91,537		1,321
Apparel - 1.11%					Patriot Coal Corp (a)	39,526		300
Carter's Inc (a)	22,008		923					$1,621
Deckers Outdoor Corp (a)	16,700		1,350
Hanesbrands Inc (a)	42,032		1,034		Commercial Services - 4.72%
Under Armour Inc (a)	15,882		1,264		Aaron's Inc	32,668		869
					Alliance Data Systems Corp (a)	21,614		2,395
Warnaco Group Inc/The (a)	17,510		1,020
					Convergys Corp (a)	51,976		692
			$5,591		CoreLogic Inc/United States (a)	46,067		654
Automobile Manufacturers - 0.19%					Corporate Executive Board Co	14,402		566
Oshkosh Corp (a)	39,545		960		Corrections Corp of America (a)	43,042		1,013
					Deluxe Corp	21,981		562
					FTI Consulting Inc (a)	17,722		759
Banks - 3.65%					Gartner Inc (a)	41,047		1,556
Associated Banc-Corp	75,053		935		Global Payments Inc	33,876		1,694
BancorpSouth Inc	35,000		393		HMS Holdings Corp (a)	36,791		1,214
Bank of Hawaii Corp	20,094		919		ITT Educational Services Inc (a)	8,650		570
Cathay General Bancorp	34,019		536		Korn/Ferry International (a)	20,642		339
City National Corp/CA	20,248		929		Lender Processing Services Inc	36,500		607
Commerce Bancshares Inc/MO	34,235		1,329		Manpower Inc	35,292		1,416
Cullen/Frost Bankers Inc	26,492		1,475		Matthews International Corp	12,302		405
East West Bancorp Inc	64,473		1,416		Monster Worldwide Inc (a)	55,725		401
FirstMerit Corp	47,256		741		Rent-A-Center Inc/TX	25,415		860
Fulton Financial Corp	86,517		804
Hancock Holding Co	36,639		1,216		Rollins Inc	27,843		596
					SEI Investments Co	63,414		1,165
International Bancshares Corp	22,990		442		Service Corp International/US	98,622		1,095
Prosperity Bancshares Inc	20,284		842
Signature Bank/New York NY (a)	19,972		1,161		Sotheby's	29,221		980
SVB Financial Group (a)	18,748		1,088		Strayer Education Inc	5,028		547
					Towers Watson & Co	22,288		1,333
Synovus Financial Corp	339,678		591		United Rentals Inc (a)	27,099		1,036
TCF Financial Corp	68,199		685		Valassis Communications Inc (a)	19,359		440
Trustmark Corp	27,735		654
Valley National Bancorp	80,959		965					$23,764
Webster Financial Corp	31,794		674		Computers - 2.20%
Westamerica Bancorporation	12,319		572		Cadence Design Systems Inc (a)	117,800		1,244
			$18,367		Diebold Inc	27,095		859
Beverages - 1.27%					DST Systems Inc	14,488		707
Green Mountain Coffee Roasters Inc (a)	56,182		2,997		Jack Henry & Associates Inc	37,450		1,281
					Mentor Graphics Corp (a)	40,365		560
Monster Beverage Corp (a)	32,770		3,425
					MICROS Systems Inc (a)	34,662		1,723
			$6,422		NCR Corp (a)	68,084		1,275
Biotechnology - 1.79%					Riverbed Technology Inc (a)	67,054		1,605
Bio-Rad Laboratories Inc (a)	8,515		865		Synopsys Inc (a)	61,989		1,809
Charles River Laboratories International Inc (a)	21,386		722					$11,063
Regeneron Pharmaceuticals Inc (a)	32,836		2,983
United Therapeutics Corp (a)	22,458		1,104		Consumer Products - 1.09%
Vertex Pharmaceuticals Inc (a)	90,217		3,334		American Greetings Corp	17,258		248
					Church & Dwight Co Inc	61,877		2,807
			$9,008		Scotts Miracle-Gro Co/The	18,721		887
Building Materials - 0.83%					Tupperware Brands Corp	24,813		1,559
Fortune Brands Home & Security Inc (a)	67,304		1,250					$5,501
Lennox International Inc	22,305		807
Louisiana-Pacific Corp (a)	58,946		502		Distribution & Wholesale - 1.82%
					Arrow Electronics Inc (a)	48,331		1,996
					Fossil Inc (a)	22,744		2,162

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)					Food - 1.62%
Ingram Micro Inc (a)	66,355		$1,259		Corn Products International Inc	32,783		$1,819
LKQ Corp (a)	63,402		2,067		Flowers Foods Inc	48,815		944
Owens & Minor Inc	27,436		834		Lancaster Colony Corp	8,606		598
Watsco Inc	12,277		847		Ralcorp Holdings Inc (a)	23,849		2,086
			$9,165		Ruddick Corp	21,317		860
					Smithfield Foods Inc (a)	70,651		1,578
Diversified Financial Services - 1.65%					Tootsie Roll Industries Inc	10,746		260
Affiliated Managers Group Inc (a)	23,037		2,316
Eaton Vance Corp	49,667		1,276					$8,145
Greenhill & Co Inc	12,503		582		Forest Products & Paper - 0.27%
Janus Capital Group Inc	80,712		635		Domtar Corp	15,765		1,362
Jefferies Group Inc	63,064		959
Raymond James Financial Inc	44,151		1,545
Waddell & Reed Financial Inc	36,900		1,013		Gas - 1.67%
					Atmos Energy Corp	39,088		1,267
			$8,326		Questar Corp	76,816		1,481
Electric - 3.64%					Southern Union Co	53,960		2,340
Alliant Energy Corp	48,006		2,035		UGI Corp	49,942		1,344
Black Hills Corp	17,072		576		Vectren Corp	35,406		1,012
Cleco Corp	26,241		1,043		WGL Holdings Inc	22,246		949
Great Plains Energy Inc	58,693		1,210					$8,393
Hawaiian Electric Industries Inc	41,515		1,077
IDACORP Inc	21,527		908		Hand & Machine Tools - 0.81%
					Kennametal Inc	34,370		1,482
MDU Resources Group Inc	81,664		1,746		Lincoln Electric Holdings Inc	36,249		1,557
National Fuel Gas Co	35,835		1,802
NSTAR	44,807		2,013		Regal-Beloit Corp	17,960		1,019
NV Energy Inc	102,083		1,654					$4,058
OGE Energy Corp	42,415		2,242		Healthcare - Products - 3.36%
PNM Resources Inc	34,455		614		Cooper Cos Inc/The	20,648		1,490
Westar Energy Inc	50,687		1,442		Gen-Probe Inc (a)	20,120		1,347
			$18,362		Henry Schein Inc (a)	39,086		2,771
					Hill-Rom Holdings Inc	26,694		881
Electrical Components & Equipment - 1.80%					Hologic Inc (a)	113,812		2,321
Acuity Brands Inc	18,195		1,059		IDEXX Laboratories Inc (a)	24,288		2,054
AMETEK Inc	69,253		3,255		Masimo Corp (a)	25,955		555
Energizer Holdings Inc (a)	28,939		2,232
					ResMed Inc (a)	63,626		1,847
General Cable Corp (a)	22,574		697
Hubbell Inc	25,494		1,834		STERIS Corp	25,074		754
					Techne Corp	16,005		1,092
			$9,077		Teleflex Inc	17,613		1,078
Electronics - 2.98%					Thoratec Corp (a)	25,922		762
Avnet Inc (a)	64,177		2,238					$16,952
Gentex Corp	62,060		1,668
Itron Inc (a)	17,619		683		Healthcare - Services - 2.28%
					AMERIGROUP Corp (a)	20,692		1,407
Mettler-Toledo International Inc (a)	13,662		2,398
					Community Health Systems Inc (a)	39,180		733
National Instruments Corp	40,100		1,079		Covance Inc (a)	26,282		1,152
Tech Data Corp (a)	17,852		927
					Health Management Associates Inc (a)	109,914		705
Thomas & Betts Corp (a)	22,515		1,607
					Health Net Inc (a)	35,888		1,354
Trimble Navigation Ltd (a)	53,339		2,498
					LifePoint Hospitals Inc (a)	20,830		837
Vishay Intertechnology Inc (a)	67,990		835
					Lincare Holdings Inc	38,302		984
Woodward Inc	25,929		1,088		Mednax Inc (a)	21,157		1,507
			$15,021		Universal Health Services Inc	41,757		1,724
Engineering & Construction - 1.15%					WellCare Health Plans Inc (a)	18,511		1,106
AECOM Technology Corp (a)	49,898		1,142					$11,509
Granite Construction Inc	15,052		401
KBR Inc	64,389		2,069		Home Builders - 0.81%
Shaw Group Inc/The (a)	28,182		765		KB Home	31,232		282
URS Corp (a)	34,438		1,417		MDC Holdings Inc	16,223		321
					NVR Inc (a)	2,152		1,492
			$5,794		Thor Industries Inc	18,977		582
Entertainment - 0.38%					Toll Brothers Inc (a)	63,620		1,388
Bally Technologies Inc (a)	18,749		792					$4,065
DreamWorks Animation SKG Inc (a)	30,716		545
International Speedway Corp	12,248		316		Insurance - 3.98%
Scientific Games Corp (a)	25,108		281		American Financial Group Inc/OH	33,310		1,221
					Arthur J Gallagher & Co	48,978		1,633
			$1,934		Aspen Insurance Holdings Ltd	30,539		811
Environmental Control - 0.66%					Brown & Brown Inc	50,235		1,144
Clean Harbors Inc (a)	20,428		1,296		Everest Re Group Ltd	23,232		1,984
Mine Safety Appliances Co	13,313		455		Fidelity National Financial Inc	94,805		1,725
Waste Connections Inc	48,388		1,563		First American Financial Corp	45,611		676
			$3,314		Hanover Insurance Group Inc/The	19,409		706

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					Miscellaneous Manufacturing (continued)
HCC Insurance Holdings Inc	49,173		$1,365		Donaldson Co Inc	32,234		$2,331
Kemper Corp	21,706		646		Harsco Corp	34,913		776
Mercury General Corp	15,656		684		ITT Corp	40,120		872
Old Republic International Corp	110,529		1,092		Pentair Inc	42,635		1,570
Protective Life Corp	35,821		896		SPX Corp	22,068		1,537
Reinsurance Group of America Inc	31,693		1,727		Trinity Industries Inc	34,663		1,090
StanCorp Financial Group Inc	19,113		739					$13,636
Transatlantic Holdings Inc	24,848		1,378
WR Berkley Corp	48,036		1,646		Office Furnishings - 0.21%
			$20,073		Herman Miller Inc	25,186		532
					HNI Corp	19,390		526
Internet - 1.49%								$1,058
AOL Inc (a)	42,106		683
Equinix Inc (a)	20,507		2,460		Oil & Gas - 3.21%
					Atwood Oceanics Inc (a)	24,446		1,124
Rackspace Hosting Inc (a)	44,791		1,944
					Bill Barrett Corp (a)	20,257		559
TIBCO Software Inc (a)	69,737		1,818
ValueClick Inc (a)	35,722		623		Cimarex Energy Co	37,088		2,165
					Comstock Resources Inc (a)	20,609		248
			$7,528		Energen Corp	31,185		1,502
Investment Companies - 0.13%					Forest Oil Corp (a)	48,379		629
Apollo Investment Corp	85,232		657		HollyFrontier Corp	89,991		2,640
					Northern Oil and Gas Inc (a)	27,323		683
					Patterson-UTI Energy Inc	66,756		1,260
Iron & Steel - 0.98%					Plains Exploration & Production Co (a)	60,990		2,301
Carpenter Technology Corp	19,112		1,003		Quicksilver Resources Inc (a)	51,883		260
Commercial Metals Co	49,978		717		SM Energy Co	27,684		2,009
Reliance Steel & Aluminum Co	32,430		1,725		Unit Corp (a)	17,912		811
Steel Dynamics Inc	94,597		1,509
			$4,954					$16,191
Leisure Products & Services - 0.67%					Oil & Gas Services - 1.84%
Life Time Fitness Inc (a)	18,315		900		CARBO Ceramics Inc	8,596		836
					Dresser-Rand Group Inc (a)	32,546		1,667
Polaris Industries Inc	29,861		1,923		Dril-Quip Inc (a)	14,908		983
WMS Industries Inc (a)	24,105		528
					Helix Energy Solutions Group Inc (a)	45,623		751
			$3,351		Oceaneering International Inc	46,731		2,271
Machinery - Construction & Mining - 0.19%					Oil States International Inc (a)	22,161		1,766
Terex Corp (a)	47,451		940		Superior Energy Services Inc (a)	34,544		985
								$9,259

Machinery - Diversified - 1.96%					Packaging & Containers - 1.48%
AGCO Corp (a)	42,039		2,141		Greif Inc	13,307		645
Gardner Denver Inc	21,881		1,632		Packaging Corp of America	42,286		1,190
Graco Inc	25,817		1,187		Rock-Tenn Co	30,501		1,887
IDEX Corp	36,092		1,463		Silgan Holdings Inc	21,438		891
Nordson Corp	25,792		1,170		Sonoco Products Co	43,248		1,353
Wabtec Corp/DE	20,750		1,427		Temple-Inland Inc	47,425		1,512
Zebra Technologies Corp (a)	22,477		851					$7,478

			$9,871		Pharmaceuticals - 1.28%
Media - 0.98%					Catalyst Health Solutions Inc (a)	21,639		1,185
AMC Networks Inc (a)	24,867		1,063		Endo Pharmaceuticals Holdings Inc (a)	50,538		1,879
Factset Research Systems Inc	19,536		1,725		Medicis Pharmaceutical Corp	27,291		903
John Wiley & Sons Inc	20,548		933		Omnicare Inc	49,459		1,624
Meredith Corp	16,144		508		VCA Antech Inc (a)	37,503		839
New York Times Co/The (a)	52,298		390					$6,430
Scholastic Corp	10,936		323
			$4,942		Publicly Traded Investment Fund - 0.30%
					iShares S&P MidCap 400 Index Fund	16,290		1,521
Metal Fabrication & Hardware - 0.64%
Timken Co	36,326		1,774
Valmont Industries Inc	9,722		1,020		Real Estate - 0.29%
Worthington Industries Inc	23,208		427		Jones Lang LaSalle Inc	18,803		1,481
			$3,221
					REITS - 8.43%
Mining - 0.21%					Alexandria Real Estate Equities Inc	26,799		1,940
Compass Minerals International Inc	14,238		1,040		American Campus Communities Inc	30,650		1,312
					BRE Properties Inc	32,575		1,688
Miscellaneous Manufacturing - 2.71%					Camden Property Trust	33,343		2,151
Aptargroup Inc	28,579		1,498		Corporate Office Properties Trust	31,138		754
Brink's Co/The	20,257		571		Duke Realty Corp	109,403		1,465
Carlisle Cos Inc	26,399		1,260		Equity One Inc	25,791		486
CLARCOR Inc	21,728		1,117		Essex Property Trust Inc	14,761		2,126
Crane Co	21,132		1,014		Federal Realty Investment Trust	27,465		2,594

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Semiconductors (continued)
Highwoods Properties Inc	31,394		$1,039		Skyworks Solutions Inc (a)	81,273		$1,754
Home Properties Inc	20,878		1,244					$15,118
Hospitality Properties Trust	53,430		1,295
Liberty Property Trust	50,194		1,671		Shipbuilding - 0.16%
					Huntington Ingalls Industries Inc (a)	21,112		796
Macerich Co/The	57,072		3,099
Mack-Cali Realty Corp	37,694		1,084
National Retail Properties Inc	44,726		1,208		Software - 3.59%
Omega Healthcare Investors Inc	44,625		930		ACI Worldwide Inc (a)	14,492		440
Potlatch Corp	17,383		531		Acxiom Corp (a)	33,858		465
Rayonier Inc	52,288		2,391		Advent Software Inc (a)	13,844		363
Realty Income Corp	57,619		2,097		Allscripts Healthcare Solutions Inc (a)	82,001		1,568
Regency Centers Corp	38,893		1,607		ANSYS Inc (a)	39,960		2,417
Senior Housing Properties Trust	70,354		1,596		Broadridge Financial Solutions Inc	53,687		1,287
SL Green Realty Corp	37,265		2,740		Compuware Corp (a)	94,468		741
Taubman Centers Inc	25,053		1,679		Concur Technologies Inc (a)	20,121		1,053
UDR Inc	94,748		2,465		Fair Isaac Corp	15,443		560
Weingarten Realty Investors	52,270		1,269		Informatica Corp (a)	46,001		1,946
			$42,461		Mantech International Corp	10,030		353
					MSCI Inc (a)	52,152		1,699
Retail - 6.57%					Parametric Technology Corp (a)	50,543		1,272
Advance Auto Parts Inc	31,337		2,402		Quest Software Inc (a)	24,438		497
Aeropostale Inc (a)	34,929		572
					Solera Holdings Inc	30,670		1,465
American Eagle Outfitters Inc	83,806		1,181		VeriFone Systems Inc (a)	45,532		1,944
ANN INC (a)	22,651		549
Ascena Retail Group Inc (a)	29,095		1,029					$18,070
Barnes & Noble Inc (a)	17,702		214		Telecommunications - 1.67%
Bob Evans Farms Inc	12,722		449		ADTRAN Inc	27,535		953
Brinker International Inc	34,818		900		Ciena Corp (a)	41,908		610
Cheesecake Factory Inc/The (a)	23,615		699		NeuStar Inc (a)	28,279		1,032
Chico's FAS Inc	72,532		830		Plantronics Inc	18,819		701
Collective Brands Inc (a)	26,202		437		Polycom Inc (a)	76,623		1,529
Copart Inc (a)	23,075		1,085		RF Micro Devices Inc (a)	120,235		600
Dick's Sporting Goods Inc	41,775		1,722		Telephone & Data Systems Inc	41,697		1,097
Foot Locker Inc	66,163		1,736		Tellabs Inc	157,861		600
Guess? Inc	28,895		867		tw telecom inc (a)	64,607		1,302
HSN Inc	17,371		620					$8,424
MSC Industrial Direct Co Inc	19,817		1,506
Office Depot Inc (a)	121,318		331		Textiles - 0.30%
Panera Bread Co (a)	12,823		1,901		Mohawk Industries Inc (a)	24,688		1,510
PetSmart Inc	48,284		2,570
PVH Corp	29,221		2,256		Transportation - 2.36%
RadioShack Corp	43,185		310		Alexander & Baldwin Inc	18,035		853
Regis Corp	24,965		428		Con-way Inc	24,045		763
Saks Inc (a)	69,157		690		JB Hunt Transport Services Inc	38,879		1,986
Signet Jewelers Ltd	37,592		1,713		Kansas City Southern (a)	47,514		3,261
Tractor Supply Co	30,722		2,481		Kirby Corp (a)	24,080		1,608
Wendy's Co/The	127,927		600		Landstar System Inc	20,289		1,038
Williams-Sonoma Inc	44,847		1,608		Tidewater Inc	22,450		1,209
World Fuel Services Corp	30,773		1,396		UTI Worldwide Inc	44,465		662
			$33,082		Werner Enterprises Inc	19,218		502
Savings & Loans - 0.97%								$11,882
Astoria Financial Corp	36,229		302		Trucking & Leasing - 0.17%
First Niagara Financial Group Inc	150,458		1,440		GATX Corp	20,157		866
New York Community Bancorp Inc	189,202		2,401
Washington Federal Inc	46,552		733
			$4,876		Water - 0.26%
					Aqua America Inc	59,938		1,322
Semiconductors - 3.00%
Atmel Corp (a)	200,102		1,943		TOTAL COMMON STOCKS			$485,862
Cree Inc (a)	49,911		1,269			Maturity
Cypress Semiconductor Corp	66,988		1,152		REPURCHASE AGREEMENTS - 3.23%	Amount (000's)	Value	(000	's)
Fairchild Semiconductor International Inc (a)	54,685		764
Integrated Device Technology Inc (a)	61,445		389		Banks - 3.23%
International Rectifier Corp (a)	29,866		681		Investment in Joint Trading Account; Credit	$2,729		$2,729
Intersil Corp	54,684		616		Suisse Repurchase Agreement; 0.18%
Lam Research Corp (a)	51,712		2,202		dated 01/31/12 maturing 02/01/12
MEMC Electronic Materials Inc (a)	99,689		456		(collateralized by US Government
QLogic Corp (a)	43,524		754		Securities; $2,783,489; 4.38% - 8.00%;
Rovi Corp (a)	47,579		1,527		dated 11/15/21 - 11/15/39)
Semtech Corp (a)	28,672		817
Silicon Laboratories Inc (a)	18,103		794

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $	6,587	$6,587
Bank Repurchase Agreement; 0.22% dated
01/31/12 maturing 02/01/12 (collateralized
by US Government Securities; $6,718,768;
0.00% - 5.25%; dated 02/01/12 - 12/09/31)
Investment in Joint Trading Account; JP	1,568	1,568
Morgan Repurchase Agreement; 0.15%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $1,599,707; 0.00% - 7.00%;
dated 09/20/12 - 04/15/30)
Investment in Joint Trading Account; Merrill	5,414	5,414
Lynch Repurchase Agreement; 0.16%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $5,522,003; 0.00% - 1.00%;
dated 07/05/12 - 05/04/37)
		$16,298
TOTAL REPURCHASE AGREEMENTS		$16,298
Total Investments		$502,160
Other Assets in Excess of Liabilities, Net - 0.33%		$1,663
TOTAL NET ASSETS - 100.00%		$503,823

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$90,179
Unrealized Depreciation		(44,260)
Net Unrealized Appreciation (Depreciation)		$45,919
Cost for federal income tax purposes		$456,241

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		22 .33%
Industrial		18 .99%
Consumer, Non-cyclical		17 .50%
Consumer, Cyclical		12 .40%
Technology		8.79%
Utilities		5.57%
Energy		5.37%
Communications		4.28%
Basic Materials		4.14%
Exchange Traded Funds		0.30%
Other Assets in Excess of Liabilities, Net		0.33%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2012	Long	168	$15,051	$15,706	$655
Total					$655

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS - 95.86%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.10%					Banks (continued)
Interpublic Group of Cos Inc	64,052		$662		Valley National Bancorp	87,274		$1,040
Lamar Advertising Co (a)	28,300		809		Zions Bancorporation	40,784		687
			$1,471					$63,786

Aerospace & Defense - 1.76%					Beverages - 0.53%
Alliant Techsystems Inc	45,699		2,715		Beam Inc	19,450		1,017
BE Aerospace Inc (a)	159,243		6,720		Coca-Cola Enterprises Inc	143,366		3,841
Exelis Inc	38,750		387		Constellation Brands Inc (a)	28,022		586
General Dynamics Corp	34,390		2,379		Dr Pepper Snapple Group Inc	33,737		1,310
Goodrich Corp	9,365		1,168		Molson Coors Brewing Co	26,113		1,120
L-3 Communications Holdings Inc	49,405		3,495					$7,874
Lockheed Martin Corp	2,480		204
Northrop Grumman Corp	35,610		2,067		Biotechnology - 1.11%
					Amylin Pharmaceuticals Inc (a)	41,730		594
Raytheon Co	11,680		561		Bio-Rad Laboratories Inc (a)	17,359		1,763
Spirit Aerosystems Holdings Inc (a)	293,621		6,677
					Life Technologies Corp (a)	205,548		9,955
			$26,373		Myriad Genetics Inc (a)	75,542		1,787
Agriculture - 1.35%					United Therapeutics Corp (a)	50,410		2,479
Bunge Ltd	253,217		14,502					$16,578
Lorillard Inc	53,835		5,781
			$20,283		Building Materials - 0.65%
					Armstrong World Industries Inc (a)	10,800		504
Airlines - 0.30%					Fortune Brands Home & Security Inc (a)	61,058		1,134
Copa Holdings SA	24,224		1,650		Lennox International Inc	68,014		2,462
Delta Air Lines Inc (a)	47,966		506		Martin Marietta Materials Inc	5,208		430
Southwest Airlines Co	225,367		2,159		Masco Corp	245,982		2,969
United Continental Holdings Inc (a)	10,411		241		Owens Corning Inc (a)	67,544		2,280
			$4,556					$9,779

Apparel - 0.49%					Chemicals - 2.13%
Coach Inc	37,523		2,629		Albemarle Corp	107,459		6,911
Nike Inc	2,600		270		Ashland Inc	11,646		734
Ralph Lauren Corp	1,600		243		Cabot Corp	38,606		1,398
VF Corp	32,363		4,256		CF Industries Holdings Inc	39,172		6,948
			$7,398		Chemtura Corp (a)	255,410		3,588
					Cytec Industries Inc	84,065		4,192
Automobile Manufacturers - 0.05%					FMC Corp	3,031		281
Navistar International Corp (a)	6,980		302
Oshkosh Corp (a)	19,182		466		Huntsman Corp	31,881		406
					International Flavors & Fragrances Inc	4,162		232
			$768		Intrepid Potash Inc (a)	49,800		1,190
Automobile Parts & Equipment - 1.00%					Monsanto Co	5,000		410
Autoliv Inc	12,973		818		Mosaic Co/The	2,950		165
Lear Corp	201,333		8,436		PPG Industries Inc	3,520		315
TRW Automotive Holdings Corp (a)	153,308		5,752		Rockwood Holdings Inc (a)	749		38
			$15,006		RPM International Inc	96,258		2,410
					Valspar Corp	59,603		2,577
Banks - 4.26%					WR Grace & Co (a)	1,546		83
Associated Banc-Corp	108,268		1,350					$31,878
BancorpSouth Inc	27,998		314
Bank of Hawaii Corp	54,117		2,474		Coal - 0.06%
BB&T Corp	200		5		Arch Coal Inc	40,701		587
BOK Financial Corp	5,048		281		Consol Energy Inc	360		13
CapitalSource Inc	380,602		2,630		SunCoke Energy Inc (a)	20,163		271
CIT Group Inc (a)	265,945		10,144					$871
City National Corp/CA	19,300		885		Commercial Services - 1.84%
Comerica Inc	29,198		808		Aaron's Inc	18,736		499
Commerce Bancshares Inc/MO	32,567		1,264		Apollo Group Inc (a)	21,905		1,148
Cullen/Frost Bankers Inc	42,856		2,386		Booz Allen Hamilton Holding Corp (a)	2,602		46
East West Bancorp Inc	82,328		1,808		Career Education Corp (a)	12,990		131
Fifth Third Bancorp	501,563		6,526		Corrections Corp of America (a)	172,176		4,052
First Citizens BancShares Inc/NC	1,992		351		DeVry Inc	8,308		313
First Horizon National Corp	479,892		4,189		Education Management Corp (a)	15,215		389
First Republic Bank/San Francisco CA (a)	131,265		3,936
					Equifax Inc	16,945		660
Fulton Financial Corp	81,176		755		FleetCor Technologies Inc (a)	5,290		180
Huntington Bancshares Inc/OH	109,015		622		Genpact Ltd (a)	22,524		329
KeyCorp	235,022		1,826		H&R Block Inc	35,284		577
M&T Bank Corp	104,886		8,363		ITT Educational Services Inc (a)	37,578		2,475
Northern Trust Corp	26,870		1,107		KAR Auction Services Inc (a)	40,419		596
Popular Inc (a)	893,317		1,403
					Manpower Inc	10,431		418
Regions Financial Corp	383,295		2,001		Mastercard Inc	5,600		1,991
SunTrust Banks Inc	321,790		6,619		Monster Worldwide Inc (a)	21,380		154
Synovus Financial Corp	6,960		12		Moody's Corp	16,900		629

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Electric (continued)
Morningstar Inc	1,599		$96		Consolidated Edison Inc	97,205		$5,731
Paychex Inc	182,524		5,750		Constellation Energy Group Inc	23,498		856
Quanta Services Inc (a)	27,365		591		Dominion Resources Inc/VA	19,290		965
RR Donnelley & Sons Co	40,402		459		DTE Energy Co	27,796		1,479
SAIC Inc (a)	42,077		541		Duke Energy Corp	16,660		355
Service Corp International/US	50,486		560		Edison International	276,390		11,343
Total System Services Inc	30,807		661		Entergy Corp	50,271		3,488
Towers Watson & Co	33,971		2,032		Exelon Corp	54,190		2,156
Verisk Analytics Inc (a)	51,983		2,083		GenOn Energy Inc (a)	713,995		1,521
VistaPrint NV (a)	5,990		214		Great Plains Energy Inc	225,464		4,649
			$27,574		Hawaiian Electric Industries Inc	25,302		657
					Integrys Energy Group Inc	12,850		667
Computers - 1.64%					ITC Holdings Corp	22,220		1,638
Brocade Communications Systems Inc (a)	260,900		1,463
					MDU Resources Group Inc	23,091		494
Computer Sciences Corp	167,932		4,338		National Fuel Gas Co	8,492		427
Diebold Inc	13,287		421		Northeast Utilities	234,956		8,164
DST Systems Inc	25,970		1,268		NRG Energy Inc (a)	39,572		668
Lexmark International Inc	63,993		2,233		NSTAR	18,342		824
NCR Corp (a)	7,147		134
NetApp Inc (a)	158,695		5,989		NV Energy Inc	494,068		8,004
SanDisk Corp (a)	101,948		4,677		OGE Energy Corp	77,569		4,100
Synopsys Inc (a)	19,459		568		Pepco Holdings Inc	28,484		560
Western Digital Corp (a)	95,866		3,485		Pinnacle West Capital Corp	179,670		8,491
					PPL Corp	556,106		15,455
			$24,576		Progress Energy Inc	131,804		7,161
Consumer Products - 0.24%					SCANA Corp	254,770		11,421
Avery Dennison Corp	14,401		391		Southern Co/The	29,370		1,338
Church & Dwight Co Inc	12,791		580		TECO Energy Inc	61,430		1,108
Clorox Co/The	15,939		1,094		Westar Energy Inc	122,644		3,488
Jarden Corp	43,058		1,451		Wisconsin Energy Corp	43,990		1,496
			$3,516		Xcel Energy Inc	806,750		21,459
								$153,790
Cosmetics & Personal Care - 0.06%
Colgate-Palmolive Co	9,700		880		Electrical Components & Equipment - 0.61%
					Energizer Holdings Inc (a)	82,185		6,338
					Hubbell Inc	31,016		2,232
Distribution & Wholesale - 0.62%					Molex Inc	20,415		540
Arrow Electronics Inc (a)	15,062		622
								$9,110
Fastenal Co	24,226		1,131
Genuine Parts Co	17,340		1,106		Electronics - 1.37%
Ingram Micro Inc (a)	120,446		2,287		Amphenol Corp	91,705		4,992
WESCO International Inc (a)	65,692		4,130		Avnet Inc (a)	18,905		659
			$9,276		AVX Corp	37,069		488
					Garmin Ltd	116,147		4,844
Diversified Financial Services - 4.89%					Itron Inc (a)	8,545		331
Affiliated Managers Group Inc (a)	3,202		322
					Jabil Circuit Inc	7,054		160
Ameriprise Financial Inc	38,430		2,058		National Instruments Corp	19,700		530
BlackRock Inc	13,110		2,386		PerkinElmer Inc	62,021		1,487
CBOE Holdings Inc	46,750		1,196		Tech Data Corp (a)	94,405		4,902
CME Group Inc	9,420		2,256		Thomas & Betts Corp (a)	23,468		1,675
Discover Financial Services	512,066		13,917		Vishay Intertechnology Inc (a)	31,137		382
Federated Investors Inc	3,617		62					$20,450
Franklin Resources Inc	550		58
Interactive Brokers Group Inc - A Shares	75,337		1,139		Engineering & Construction - 0.61%
Invesco Ltd	778,850		17,579		AECOM Technology Corp (a)	79,599		1,822
Janus Capital Group Inc	108,921		857		Chicago Bridge & Iron Co NV	49,177		2,094
Lazard Ltd	111,153		3,192		Jacobs Engineering Group Inc (a)	23,015		1,030
Legg Mason Inc	84,467		2,151		KBR Inc	20,354		654
NASDAQ OMX Group Inc/The (a)	413,001		10,235		McDermott International Inc (a)	6,174		75
NYSE Euronext	90,889		2,414		URS Corp (a)	84,178		3,464
Raymond James Financial Inc	35,414		1,240					$9,139
SLM Corp	769,905		11,510		Entertainment - 0.25%
T Rowe Price Group Inc	1,690		98		Bally Technologies Inc (a)	15,102		638
Waddell & Reed Financial Inc	17,773		488		Dolby Laboratories Inc (a)	3,580		130
			$73,158		DreamWorks Animation SKG Inc (a)	22,830		405
Electric - 10.27%					International Game Technology	55,393		882
AES Corp/The (a)	351,750		4,489		Madison Square Garden Co/The (a)	37,926		1,088
Alliant Energy Corp	63,372		2,686		Penn National Gaming Inc (a)	14,284		585
Ameren Corp	266,629		8,436					$3,728
American Electric Power Co Inc	35,054		1,387
Calpine Corp (a)	48,719		711		Environmental Control - 0.65%
CMS Energy Corp	271,073		5,918		Covanta Holding Corp	217,320		3,105

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Environmental Control (continued)					Healthcare - Services (continued)
Republic Services Inc	220,929		$6,469		Community Health Systems Inc (a)	36,289		$679
Waste Connections Inc	2,940		95		Coventry Health Care Inc (a)	35,466		1,066
			$9,669		DaVita Inc (a)	900		74
					Health Net Inc (a)	16,307		616
Food - 2.70%					Humana Inc	25,529		2,272
ConAgra Foods Inc	162,137		4,324		LifePoint Hospitals Inc (a)	105,425		4,237
Corn Products International Inc	61,128		3,392		Lincare Holdings Inc	6,480		166
Dean Foods Co (a)	38,935		419
					Mednax Inc (a)	34,158		2,433
Hershey Co/The	12,400		757		Quest Diagnostics Inc	2,775		161
HJ Heinz Co	16,891		876		Tenet Healthcare Corp (a)	232,812		1,232
Hormel Foods Corp	46,767		1,346		WellPoint Inc	22,560		1,451
JM Smucker Co/The	216,370		17,046					$25,046
McCormick & Co Inc/MD	19,507		986
Ralcorp Holdings Inc (a)	8,010		700		Holding Companies - Diversified - 0.05%
Safeway Inc	52,782		1,160		Leucadia National Corp	25,076		696
Sara Lee Corp	189,289		3,625
Smithfield Foods Inc (a)	24,751		553
					Home Builders - 0.45%
SUPERVALU Inc	144,698		1,000		DR Horton Inc	35,296		491
Tyson Foods Inc	188,561		3,515		Lennar Corp	20,211		434
Whole Foods Market Inc	9,850		729		NVR Inc (a)	7,187		4,983
			$40,428		Thor Industries Inc	13,906		426
Forest Products & Paper - 0.39%					Toll Brothers Inc (a)	18,523		404
Domtar Corp	33,515		2,895					$6,738
International Paper Co	50,702		1,579
MeadWestvaco Corp	48,314		1,422		Home Furnishings - 0.30%
					Harman International Industries Inc	16,305		688
			$5,896		Tempur-Pedic International Inc (a)	49,511		3,303
Gas - 1.65%					Whirlpool Corp	9,323		506
AGL Resources Inc	32,392		1,344					$4,497
Atmos Energy Corp	14,826		481
CenterPoint Energy Inc	69,828		1,290		Housewares - 0.21%
					Newell Rubbermaid Inc	42,366		782
NiSource Inc	35,012		796		Toro Co	38,295		2,428
Questar Corp	160,804		3,101
Sempra Energy	237,438		13,510					$3,210
Southern Union Co	86,381		3,746		Insurance - 8.38%
UGI Corp	17,155		461		Alleghany Corp (a)	4,420		1,279
			$24,729		Allied World Assurance Co Holdings AG	39,774		2,447
					American Financial Group Inc/OH	74,492		2,731
Hand & Machine Tools - 0.55%					American International Group Inc (a)	4,400		110
Kennametal Inc	35,012		1,510		American National Insurance Co	5,075		369
Lincoln Electric Holdings Inc	22,386		961		Aon Corp	47,459		2,298
Regal-Beloit Corp	28,736		1,631		Arch Capital Group Ltd (a)	138,297		4,986
Snap-on Inc	28,362		1,603		Arthur J Gallagher & Co	16,751		558
Stanley Black & Decker Inc	36,348		2,551		Aspen Insurance Holdings Ltd	30,210		802
			$8,256		Assurant Inc	36,834		1,459
Healthcare - Products - 2.22%					Assured Guaranty Ltd	168,527		2,614
Alere Inc (a)	18,396		444		Axis Capital Holdings Ltd	25,141		774
Boston Scientific Corp (a)	1,690,713		10,076		Brown & Brown Inc	31,631		720
Bruker BioSciences Corp (a)	3,970		56		Cincinnati Financial Corp	25,471		833
CareFusion Corp (a)	37,199		891		CNA Financial Corp	5,611		154
Cooper Cos Inc/The	18,151		1,309		Endurance Specialty Holdings Ltd	26,569		994
DENTSPLY International Inc	10,576		399		Erie Indemnity Co	2,200		169
Gen-Probe Inc (a)	2,400		161		Everest Re Group Ltd	154,453		13,191
Henry Schein Inc (a)	5,995		425		Fidelity National Financial Inc	36,741		668
Hill-Rom Holdings Inc	30,814		1,017		Genworth Financial Inc (a)	732,829		5,650
Hologic Inc (a)	391,960		7,992		Hanover Insurance Group Inc/The	53,660		1,951
IDEXX Laboratories Inc (a)	2,382		202		Hartford Financial Services Group Inc	403,776		7,074
Intuitive Surgical Inc (a)	1,200		552		HCC Insurance Holdings Inc	56,137		1,558
Medtronic Inc	1,960		76		Lincoln National Corp	220,612		4,752
Patterson Cos Inc	144,803		4,664		Loews Corp	13,540		505
QIAGEN NV (a)	32,247		522		Markel Corp (a)	3,305		1,332
Techne Corp	6,400		437		Marsh & McLennan Cos Inc	323,299		10,214
Teleflex Inc	17,665		1,081		MBIA Inc (a)	75,860		935
Thoratec Corp (a)	22,900		673		Mercury General Corp	39,394		1,721
Zimmer Holdings Inc	36,855		2,239		PartnerRe Ltd	153,263		10,026
			$33,216		Progressive Corp/The	90,645		1,838
					Protective Life Corp	144,631		3,618
Healthcare - Services - 1.67%					Reinsurance Group of America Inc	29,739		1,621
Aetna Inc	184,771		8,075		RenaissanceRe Holdings Ltd	13,856		1,013
AMERIGROUP Corp (a)	620		42
					StanCorp Financial Group Inc	40,561		1,568
Cigna Corp	56,713		2,542		Torchmark Corp	58,496		2,672

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					Media (continued)
Transatlantic Holdings Inc	7,642		$424		Time Warner Cable Inc	13,190		$972
Unum Group	190,431		4,348		Time Warner Inc	41,200		1,527
Validus Holdings Ltd	14,005		449		Viacom Inc	6,080		286
White Mountains Insurance Group Ltd	1,690		763					$34,060
Willis Group Holdings PLC	142,043		5,521
WR Berkley Corp	252,628		8,658		Metal Fabrication & Hardware - 0.07%
XL Group PLC	499,634		10,127		Timken Co	2,873		141
			$125,494		Valmont Industries Inc	9,000		944
								$1,085
Internet - 1.65%
AOL Inc (a)	71,650		1,161		Mining - 0.36%
Expedia Inc	64,594		2,091		Freeport-McMoRan Copper & Gold Inc	57,087		2,638
IAC/InterActiveCorp	10,933		471		Newmont Mining Corp	33,200		2,041
Liberty Interactive Corp (a)	924,338		15,825		Southern Copper Corp	580		20
Symantec Corp (a)	87,900		1,511		Vulcan Materials Co	15,791		693
TripAdvisor Inc (a)	52,234		1,719					$5,392
VeriSign Inc	52,530		1,947		Miscellaneous Manufacturing - 3.00%
			$24,725		Aptargroup Inc	29,074		1,524
Investment Companies - 0.03%					Carlisle Cos Inc	34,586		1,651
Ares Capital Corp	29,398		466		Cooper Industries PLC	91,940		5,436
					Crane Co	30,690		1,473
					Dover Corp	71,989		4,565
Iron & Steel - 0.70%					Eaton Corp	199,274		9,770
Allegheny Technologies Inc	65,170		2,958		Harsco Corp	33,828		752
Nucor Corp	40,107		1,785		Ingersoll-Rand PLC	13,954		488
Reliance Steel & Aluminum Co	86,657		4,610		ITT Corp	19,375		421
Schnitzer Steel Industries Inc	8,025		350		Leggett & Platt Inc	7,429		159
Steel Dynamics Inc	12,411		198		Parker Hannifin Corp	68,445		5,522
United States Steel Corp	17,584		531		Pentair Inc	104,000		3,829
			$10,432		SPX Corp	7,600		529

Leisure Products & Services - 0.01%					Textron Inc	343,848		8,762
Carnival Corp	2,400		73					$44,881
					Office & Business Equipment - 0.14%
Lodging - 0.84%					Pitney Bowes Inc	25,316		480
Choice Hotels International Inc	74,503		2,708		Xerox Corp	210,074		1,628
MGM Resorts International (a)	34,823		454					$2,108
Starwood Hotels & Resorts Worldwide Inc	128,771		6,985		Oil & Gas - 4.65%
Wyndham Worldwide Corp	59,973		2,384		Anadarko Petroleum Corp	4,600		371
			$12,531		Apache Corp	17,430		1,724
					Atwood Oceanics Inc (a)	57,228		2,631
Machinery - Construction & Mining - 0.06%
Joy Global Inc	10,190		924		Cimarex Energy Co	15,286		892
					Cobalt International Energy Inc (a)	15,400		309
					Comstock Resources Inc (a)	28,126		339
Machinery - Diversified - 0.86%					Denbury Resources Inc (a)	42,626		804
AGCO Corp (a)	13,111		668		Devon Energy Corp	27,260		1,739
CNH Global NV (a)	5,573		233		Diamond Offshore Drilling Inc	71,092		4,429
Cummins Inc	6,180		643		Energen Corp	159,722		7,694
Flowserve Corp	1,080		119		EOG Resources Inc	8,000		849
Gardner Denver Inc	38,220		2,851		EQT Corp	122,224		6,175
Graco Inc	25,500		1,172		EXCO Resources Inc	2,660		21
IDEX Corp	3,046		124		Forest Oil Corp (a)	40,792		531
Nordson Corp	26,876		1,218		Helmerich & Payne Inc	81,879		5,053
Rockwell Automation Inc	62,081		4,834		HollyFrontier Corp	58,078		1,704
Wabtec Corp/DE	5,640		388		Lone Pine Resources Inc (a)	21,804		145
Xylem Inc/NY	25,460		660		Murphy Oil Corp	43,907		2,617
			$12,910		Nabors Industries Ltd (a)	42,842		798
					Newfield Exploration Co (a)	11,877		449
Media - 2.28%
AMC Networks Inc (a)	8,600		368		Noble Energy Inc	72,306		7,279
Cablevision Systems Corp	34,402		501		Patterson-UTI Energy Inc	29,552		558
					Pioneer Natural Resources Co	97,467		9,678
CBS Corp	84,710		2,412		Plains Exploration & Production Co (a)	20,373		768
Discovery Communications Inc - C Shares (a)	11,300		439
					QEP Resources Inc	14,303		409
DISH Network Corp	10,495		293		Quicksilver Resources Inc (a)	134,577		674
Gannett Co Inc	241,957		3,429		Rowan Cos Inc (a)	13,367		455
Liberty Global Inc - A Shares (a)	155,430		7,131
Liberty Media Corp - Liberty Capital (a)	31,227		2,573		Sunoco Inc	163,271		6,263
					Tesoro Corp (a)	20,269		507
McGraw-Hill Cos Inc/The	49,758		2,288		Unit Corp (a)	36,952		1,672
News Corp - Class A	24,800		467
Nielsen Holdings NV (a)	2,409		70		Valero Energy Corp	85,016		2,040
Scripps Networks Interactive	260,691		11,304					$69,577

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services - 0.88%					REITS (continued)
Cameron International Corp (a)	151,551		$8,063		Realty Income Corp	20,157		$734
National Oilwell Varco Inc	900		67		Regency Centers Corp	37,079		1,532
Oceaneering International Inc	30,198		1,467		Rouse Properties Inc (a)	6,743		83
Oil States International Inc (a)	1,716		137		Senior Housing Properties Trust	64,484		1,462
SEACOR Holdings Inc (a)	27,037		2,474		Simon Property Group Inc	2,310		314
Superior Energy Services Inc (a)	33,830		964		SL Green Realty Corp	51,266		3,770
			$13,172		Tanger Factory Outlet Centers	191,435		5,647
					Taubman Centers Inc	146,139		9,796
Packaging & Containers - 0.49%					UDR Inc	30,378		790
Bemis Co Inc	60,172		1,884		Ventas Inc	169,748		9,898
Greif Inc	32,500		1,575		Vornado Realty Trust	46,014		3,722
Owens-Illinois Inc (a)	31,166		749
					Weingarten Realty Investors	35,911		871
Packaging Corp of America	22,073		621		Weyerhaeuser Co	152,445		3,052
Sealed Air Corp	27,306		544					$166,415
Silgan Holdings Inc	5,636		234
Sonoco Products Co	39,298		1,230		Retail - 4.02%
Temple-Inland Inc	17,243		550		American Eagle Outfitters Inc	188,948		2,663
			$7,387		AutoNation Inc (a)	4,336		155
					AutoZone Inc (a)	7,010		2,439
Pharmaceuticals - 1.22%					Bed Bath & Beyond Inc (a)	19,180		1,164
Eli Lilly & Co	1,440		57		Best Buy Co Inc	83,291		1,995
Forest Laboratories Inc (a)	160,853		5,112
					Big Lots Inc (a)	53,432		2,110
Mead Johnson Nutrition Co	41,645		3,086		Brinker International Inc	32,731		846
Omnicare Inc	16,811		552		CarMax Inc (a)	26,986		821
VCA Antech Inc (a)	48,100		1,076
Warner Chilcott PLC (a)	459,991		7,760		Chico's FAS Inc	40,492		463
					Chipotle Mexican Grill Inc (a)	800		294
Watson Pharmaceuticals Inc (a)	10,997		645
					Copart Inc (a)	19,800		931
			$18,288		Dillard's Inc	55,750		2,467
Pipelines - 0.61%					Dollar Tree Inc (a)	12,420		1,053
El Paso Corp	9,642		259		Foot Locker Inc	21,603		567
ONEOK Inc	12,574		1,046		GameStop Corp	25,693		600
Spectra Energy Corp	250,569		7,890		Gap Inc/The	137,668		2,613
			$9,195		JC Penney Co Inc	20,703		860
					Macy's Inc	350,304		11,802
Private Equity - 0.12%					O'Reilly Automotive Inc (a)	18,170		1,481
American Capital Ltd (a)	213,803		1,757		PetSmart Inc	89,915		4,785
					PVH Corp	123,548		9,537
Real Estate - 0.02%					RadioShack Corp	84,853		609
Forest City Enterprises Inc (a)	18,098		238		Ross Stores Inc	83,373		4,237
					Sally Beauty Holdings Inc (a)	1,493		31
					Sears Holdings Corp (a)	8,800		371
REITS - 11.12%					Signet Jewelers Ltd	12,140		553
Alexandria Real Estate Equities Inc	109,694		7,942		Staples Inc	106,756		1,562
American Capital Agency Corp	32,213		945		TJX Cos Inc	300		20
Annaly Capital Management Inc	287,430		4,841		Urban Outfitters Inc (a)	86,784		2,300
AvalonBay Communities Inc	97,398		13,247		Wendy's Co/The	64,344		302
Boston Properties Inc	50,770		5,283		Williams-Sonoma Inc	15,299		549
BRE Properties Inc	96,705		5,012					$60,180
Camden Property Trust	86,991		5,611
DDR Corp	26,916		373		Savings & Loans - 0.73%
Digital Realty Trust Inc	3,000		213		BankUnited Inc	7,040		161
Douglas Emmett Inc	281,265		5,881		Capitol Federal Financial Inc	15,580		180
Duke Realty Corp	31,354		420		First Niagara Financial Group Inc	43,403		416
Equity Residential	50,871		3,029		Hudson City Bancorp Inc	198,374		1,335
Essex Property Trust Inc	21,350		3,074		New York Community Bancorp Inc	76,596		972
Federal Realty Investment Trust	9,171		867		People's United Financial Inc	456,759		5,632
General Growth Properties Inc	179,772		2,837		TFS Financial Corp (a)	68,157		613
HCP Inc	79,211		3,329		Washington Federal Inc	106,300		1,675
Health Care REIT Inc	87,876		5,027					$10,984
Hospitality Properties Trust	117,665		2,851		Semiconductors - 2.43%
Host Hotels & Resorts Inc	819,951		13,463		Atmel Corp (a)	6,010		58
Kimco Realty Corp	459,739		8,390		Cavium Inc (a)	94,162		3,026
Liberty Property Trust	221,619		7,379		Cree Inc (a)	1,300		33
Macerich Co/The	70,164		3,810		Cypress Semiconductor Corp	14,070		242
Mack-Cali Realty Corp	58,910		1,694		Fairchild Semiconductor International Inc (a)	56,170		786
MFA Financial Inc	772,533		5,670		International Rectifier Corp (a)	14,826		338
Piedmont Office Realty Trust Inc	25,778		477		Intersil Corp	13,566		153
Plum Creek Timber Co Inc	73,111		2,835		KLA-Tencor Corp	14,727		753
ProLogis Inc	178,497		5,660		LSI Corp (a)	83,498		632
Public Storage Inc	15,410		2,140		Marvell Technology Group Ltd (a)	212,862		3,306
Rayonier Inc	53,438		2,444		Maxim Integrated Products Inc	217,378		5,834
See accompanying notes					181

Schedule of Investments
MidCap Value Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Semiconductors (continued)						Water (continued)
Micron Technology Inc (a)	241,164		$1,830			Aqua America Inc	26,300		$580
Novellus Systems Inc (a)	95,207		4,489						$5,882
NVIDIA Corp (a)	357,374		5,278			TOTAL COMMON STOCKS			$1,435,115
PMC - Sierra Inc (a)	78,446		511				Maturity
QLogic Corp (a)	99,749		1,727			REPURCHASE AGREEMENTS - 4.11%	Amount (000's)	Value	(000	's)
Teradyne Inc (a)	27,393		448
Xilinx Inc	194,476		6,972		Banks	- 4.11%
			$36,416			Investment in Joint Trading Account; Credit	$10,310		$10,310
						Suisse Repurchase Agreement; 0.18%
Shipbuilding - 0.03%						dated 01/31/12 maturing 02/01/12
Huntington Ingalls Industries Inc (a)	10,493		395			(collateralized by US Government
						Securities; $10,515,695; 4.38% - 8.00%;
Software - 1.67%						dated 11/15/21 - 11/15/39)
Activision Blizzard Inc	196,536		2,425			Investment in Joint Trading Account; Deutsche	24,885		24,884
Adobe Systems Inc (a)	177,167		5,483			Bank Repurchase Agreement; 0.22% dated
Akamai Technologies Inc (a)	3,538		114			01/31/12 maturing 02/01/12 (collateralized
Allscripts Healthcare Solutions Inc (a)	7,939		152			by US Government Securities;
Broadridge Financial Solutions Inc	24,864		596			$25,382,713 ; 0.00% - 5.25%;
CA Inc	55,477		1,430			dated 02/01/12 - 12/09/31)
Compuware Corp (a)	12,272		96			Investment in Joint Trading Account; JP	5,925		5,926
Electronic Arts Inc (a)	150,602		2,797			Morgan Repurchase Agreement; 0.15%
Fidelity National Information Services Inc	37,902		1,082			dated 01/31/12 maturing 02/01/12
Fiserv Inc (a)	5,817		366			(collateralized by US Government
Parametric Technology Corp (a)	247,703		6,235			Securities; $6,043,503; 0.00% - 7.00%;
QLIK Technologies Inc (a)	120,498		3,398			dated 09/20/12 - 04/15/30)
Solera Holdings Inc	17,700		846			Investment in Joint Trading Account; Merrill	20,453		20,452
			$25,020			Lynch Repurchase Agreement; 0.16%
						dated 01/31/12 maturing 02/01/12
Telecommunications - 1.22%						(collateralized by US Government
Amdocs Ltd (a)	24,894		733			Securities; $20,861,478; 0.00% - 1.00%;
CenturyLink Inc	5,770		214			dated 07/05/12 - 05/04/37)
EchoStar Holding Corp (a)	8,033		211						$61,572
Frontier Communications Corp	140,036		599			TOTAL REPURCHASE AGREEMENTS			$61,572
Harris Corp	13,264		544			Total Investments			$1,496,687
Juniper Networks Inc (a)	157,710		3,301			Other Assets in Excess of Liabilities, Net - 0.03%			$384
Level 3 Communications Inc (a)	13,896		258			TOTAL NET ASSETS - 100.00%			$1,497,071
Motorola Mobility Holdings Inc (a)	33,090		1,278
NeuStar Inc (a)	24,310		887
NII Holdings Inc (a)	4,442		89			(a) Non-Income Producing Security
Polycom Inc (a)	226,914		4,527
Sprint Nextel Corp (a)	1,670,427		3,541
Telephone & Data Systems Inc	51,803		1,362
tw telecom inc (a)	4,598		93			Unrealized Appreciation (Depreciation)
US Cellular Corp (a)	3,066		141			The net federal income tax unrealized appreciation (depreciation) and federal tax
Windstream Corp	34,137		412			cost of investments held as of the period end were as follows:
			$18,190			Unrealized Appreciation			$180,766
Textiles - 0.10%						Unrealized Depreciation			(57,752)
Cintas Corp	16,617		615			Net Unrealized Appreciation (Depreciation)			$123,014
Mohawk Industries Inc (a)	14,630		895			Cost for federal income tax purposes			$1,373,673
			$1,510
						All dollar amounts are shown in thousands (000's)
Toys, Games & Hobbies - 0.12%
Hasbro Inc	17,496		611			Portfolio Summary (unaudited)
Mattel Inc	36,012		1,116			Sector			Percent
			$1,727			Financial			33 .66%
Transportation - 0.60%						Consumer, Non-cyclical			12 .88%
Con-way Inc	10,207		324			Utilities			12 .31%
Kansas City Southern (a)	63,161		4,335			Industrial			11 .34%
Kirby Corp (a)	3,290		220			Consumer, Cyclical			8.82%
Landstar System Inc	49,680		2,541			Energy			6.20%
Tidewater Inc	7,288		393			Technology			5.88%
Union Pacific Corp	10,580		1,209			Communications			5.25%
			$9,022			Basic Materials			3.58%
						Diversified			0.05%
Trucking & Leasing - 0.03%						Other Assets in Excess of Liabilities, Net			0.03%
GATX Corp	11,169		480			TOTAL NET ASSETS			100.00%

Water - 0.39%
American Water Works Co Inc	157,174		5,302

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2012	Long	715	$63,517	$66,845	$3,328
Total					$3,328
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2012 (unaudited)

COMMON STOCKS - 96.84%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.01%					Biotechnology - 0.04%
Interpublic Group of Cos Inc	1,042		$11		Bio-Rad Laboratories Inc (a)	105		$11
					Life Technologies Corp (a)	584		28

Aerospace & Defense - 1.71%								$39
Alliant Techsystems Inc	166		10		Building Materials - 1.11%
BE Aerospace Inc (a)	29		1		Martin Marietta Materials Inc	131		11
Exelis Inc	17,676		177		Masco Corp	82,400		994
Goodrich Corp	237		29		Owens Corning Inc (a)	384		13
L-3 Communications Holdings Inc	19,169		1,356					$1,018
			$1,573
					Chemicals - 1.09%
Agriculture - 3.29%					Ashland Inc	293		18
Bunge Ltd	338		19		Cabot Corp	348		13
Lorillard Inc	17,650		1,896		CF Industries Holdings Inc	5,204		923
Reynolds American Inc	28,400		1,114		Cytec Industries Inc	261		13
			$3,029		Huntsman Corp	803		10
					Rockwood Holdings Inc (a)	18		1
Airlines - 0.05%					RPM International Inc	464		12
Copa Holdings SA	38		2
Delta Air Lines Inc (a)	1,209		13		Valspar Corp	299		13
					WR Grace & Co (a)	38		2
Southwest Airlines Co	2,361		23
United Continental Holdings Inc (a)	262		6					$1,005
			$44		Coal - 0.02%
Apparel - 1.74%					Arch Coal Inc	1,025		15
Hanesbrands Inc (a)	38,500		947
VF Corp	5,013		659		Commercial Services - 2.84%
			$1,606		Aaron's Inc	116		3
					Booz Allen Hamilton Holding Corp (a)	65		1
Automobile Manufacturers - 0.02%					Career Education Corp (a)	327		3
Navistar International Corp (a)	175		7
					Corrections Corp of America (a)	569		13
Oshkosh Corp (a)	483		12
					DeVry Inc	68		3
			$19		Education Management Corp (a)	204		5
Automobile Parts & Equipment - 0.05%					Equifax Inc	426		17
Autoliv Inc	327		21		Genpact Ltd (a)	151		2
Lear Corp	370		16		H&R Block Inc	668		11
TRW Automotive Holdings Corp (a)	358		13		KAR Auction Services Inc (a)	120		2
			$50		Manpower Inc	263		10
					Paychex Inc	137		4
Banks - 7.13%					Quanta Services Inc (a)	690		15
Associated Banc-Corp	919		11		Rent-A-Center Inc/TX	19,400		656
Bank of Hawaii Corp	253		11		RR Donnelley & Sons Co	1,018		12
BOK Financial Corp	127		7		SAIC Inc (a)	1,060		14
Capital One Financial Corp	33,350		1,526		Service Corp International/US	1,272		14
CIT Group Inc (a)	635		24		Total System Services Inc	590		13
Comerica Inc	736		20		Towers Watson & Co	16,356		978
Commerce Bancshares Inc/MO	11,302		439		Verisk Analytics Inc (a)	100		4
Cullen/Frost Bankers Inc	198		11		Western Union Co/The	43,600		833
East West Bancorp Inc	550		12					$2,613
Fifth Third Bancorp	140,305		1,825
First Citizens BancShares Inc/NC	27		5		Computers - 1.54%
First Horizon National Corp	1,348		12		Brocade Communications Systems Inc (a)	2,561		14
First Republic Bank/San Francisco CA (a)	15,189		456		Computer Sciences Corp	490		13
Fulton Financial Corp	1,032		10		Diebold Inc	334		11
Huntington Bancshares Inc/OH	2,745		16		DST Systems Inc	159		8
KeyCorp	64,265		499		Lexmark International Inc	10,105		353
M&T Bank Corp	8,559		682		NCR Corp (a)	180		3
Northern Trust Corp	678		28		SanDisk Corp (a)	11,442		525
PNC Financial Services Group Inc	15,000		884		Synopsys Inc (a)	490		14
Popular Inc (a)	5,483		9		Western Digital Corp (a)	13,147		478
Regions Financial Corp	3,874		20					$1,419
SunTrust Banks Inc	1,708		35		Consumer Products - 0.07%
Valley National Bancorp	1,003		12		Avery Dennison Corp	363		10
Zions Bancorporation	587		10		Church & Dwight Co Inc	322		15
			$6,564		Clorox Co/The	402		27
Beverages - 0.39%					Jarden Corp	328		11
Beam Inc	490		26					$63
Coca-Cola Enterprises Inc	404		11		Distribution & Wholesale - 0.07%
Constellation Brands Inc (a)	14,606		305
					Arrow Electronics Inc (a)	379		16
Molson Coors Brewing Co	427		18		Genuine Parts Co	419		27
			$360		Ingram Micro Inc (a)	607		11

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)					Engineering & Construction (continued)
WESCO International Inc (a)	121		$7		McDermott International Inc (a)	156		$2
			$61		URS Corp (a)	282		12

Diversified Financial Services - 5.62%								$1,350
Affiliated Managers Group Inc (a)	80		8		Entertainment - 1.43%
Ameriprise Financial Inc	30,626		1,640		International Game Technology	81,473		1,298
Discover Financial Services	86,368		2,347		Penn National Gaming Inc (a)	360		15
Federated Investors Inc	92		2					$1,313
Interactive Brokers Group Inc - A Shares	193		3
Invesco Ltd	1,718		39		Environmental Control - 0.05%
Janus Capital Group Inc	963		8		Covanta Holding Corp	596		9
Legg Mason Inc	467		12		Republic Services Inc	1,161		34
NASDAQ OMX Group Inc/The (a)	588		14		Waste Connections Inc	74		2
NYSE Euronext	645		17					$45
Raymond James Financial Inc	368		13		Food - 1.93%
SLM Corp	71,608		1,070		ConAgra Foods Inc	1,343		36
			$5,173		Corn Products International Inc	14,888		826
					Dean Foods Co (a)	981		11
Electric - 5.26%
AES Corp/The (a)	2,074		27		HJ Heinz Co	426		22
Alliant Energy Corp	10,143		430		Hormel Foods Corp	342		10
Ameren Corp	26,155		828		JM Smucker Co/The	436		34
					Ralcorp Holdings Inc (a)	201		18
Calpine Corp (a)	1,227		18
CMS Energy Corp	1,044		23		Safeway Inc	1,330		29
					Smithfield Foods Inc (a)	14,423		322
Consolidated Edison Inc	1,210		71
Constellation Energy Group Inc	592		22		SUPERVALU Inc	1,125		8
DTE Energy Co	700		37		Tyson Foods Inc	24,862		463
Edison International	1,348		55					$1,779
Entergy Corp	736		51		Forest Products & Paper - 1.30%
Great Plains Energy Inc	426		9		Domtar Corp	5,136		444
Integrys Energy Group Inc	323		17		International Paper Co	23,577		734
MDU Resources Group Inc	582		12		MeadWestvaco Corp	611		18
National Fuel Gas Co	217		11					$1,196
Northeast Utilities	731		25
NRG Energy Inc (a)	997		17		Gas - 2.96%
NSTAR	462		21		AGL Resources Inc	372		15
NV Energy Inc	736		12		Atmos Energy Corp	9,673		313
OGE Energy Corp	310		16		CenterPoint Energy Inc	71,760		1,326
Pepco Holdings Inc	717		14		NiSource Inc	43,313		984
Pinnacle West Capital Corp	16,241		767		Questar Corp	568		11
PPL Corp	27,637		768		Sempra Energy	766		44
Progress Energy Inc	936		51		Southern Union Co	456		20
SCANA Corp	360		16		UGI Corp	358		10
TECO Energy Inc	683		12					$2,723
Westar Energy Inc	362		10		Hand & Machine Tools - 1.60%
Wisconsin Energy Corp	743		25		Kennametal Inc	255		11
Xcel Energy Inc	55,339		1,473		Lincoln Electric Holdings Inc	172		7
			$4,838		Regal-Beloit Corp	205		12
Electrical Components & Equipment - 2.18%					Snap-on Inc	253		14
Energizer Holdings Inc (a)	223		17		Stanley Black & Decker Inc	20,408		1,433
Hubbell Inc	8,994		647					$1,477
Molex Inc	50,614		1,339		Healthcare - Products - 0.71%
			$2,003		Alere Inc (a)	463		11
Electronics - 0.38%					Boston Scientific Corp (a)	5,385		32
Avnet Inc (a)	477		17		CareFusion Corp (a)	541		13
AVX Corp	219		3		Cooper Cos Inc/The	173		13
Garmin Ltd	367		15		DENTSPLY International Inc	267		10
Itron Inc (a)	215		8		Henry Schein Inc (a)	151		11
Jabil Circuit Inc	178		4		Hill-Rom Holdings Inc	32		1
PerkinElmer Inc	583		14		Hologic Inc (a)	908		19
Tech Data Corp (a)	248		13		Patterson Cos Inc	304		10
Thomas & Betts Corp (a)	204		15		QIAGEN NV (a)	812		13
Vishay Intertechnology Inc (a)	21,573		265		St Jude Medical Inc	11,300		471
			$354		Teleflex Inc	218		13
					Zimmer Holdings Inc	642		39
Engineering & Construction - 1.47%								$656
AECOM Technology Corp (a)	356		8
Chicago Bridge & Iron Co NV	11,224		478		Healthcare - Services - 5.08%
Jacobs Engineering Group Inc (a)	459		21		Cigna Corp	39,113		1,754
KBR Inc	25,823		829		Community Health Systems Inc (a)	503		9
					Coventry Health Care Inc (a)	51,316		1,542

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)					Investment Companies - 0.01%
Health Net Inc (a)	298		$11		Ares Capital Corp	740		$12
Humana Inc	15,094		1,344
LifePoint Hospitals Inc (a)	264		11
Quest Diagnostics Inc	69		4		Iron & Steel - 0.08%
					Nucor Corp	1,011		45
			$4,675		Reliance Steel & Aluminum Co	230		12
Holding Companies - Diversified - 0.02%					Steel Dynamics Inc	313		5
Leucadia National Corp	633		18		United States Steel Corp	443		14
								$76

Home Builders - 0.06%					Leisure Products & Services - 1.03%
DR Horton Inc	889		12		Royal Caribbean Cruises Ltd	35,000		951
Lennar Corp	509		11
NVR Inc (a)	18		13
Thor Industries Inc	228		7		Lodging - 0.04%
Toll Brothers Inc (a)	466		10		Choice Hotels International Inc	127		5
					MGM Resorts International (a)	878		11
			$53		Wyndham Worldwide Corp	556		22
Home Furnishings - 0.02%								$38
Harman International Industries Inc	127		5		Machinery - Diversified - 0.52%
Whirlpool Corp	234		13		AGCO Corp(a)	330		17
			$18		CNH Global NV (a)	140		6
Housewares - 0.02%					Flowserve Corp	27		3
Newell Rubbermaid Inc	1,067		20		IDEX Corp	46		2
					Xylem Inc/NY	17,341		449

Insurance - 6.98%								$477
Allied World Assurance Co Holdings AG	196		12		Media - 1.07%
American Financial Group Inc/OH	17,781		652		CBS Corp	15,444		440
American National Insurance Co	36		3		DISH Network Corp	17,395		485
Aon Corp	1,197		58		Gannett Co Inc	882		13
Arch Capital Group Ltd (a)	477		17		Liberty Media Corp - Liberty Capital (a)	428		35
Arthur J Gallagher & Co	422		14		McGraw-Hill Cos Inc/The	287		13
Assurant Inc	344		14		Nielsen Holdings NV (a)	60		2
Assured Guaranty Ltd	986		15					$988
Axis Capital Holdings Ltd	468		14
Brown & Brown Inc	630		14		Metal Fabrication & Hardware - 0.00%
Chubb Corp/The	11,600		782		Timken Co	73		4
Cincinnati Financial Corp	457		15
CNA Financial Corp	141		4		Mining - 0.02%
Everest Re Group Ltd	166		14		Vulcan Materials Co	398		17
Fidelity National Financial Inc	830		15
Genworth Financial Inc (a)	1,512		12
Hartford Financial Services Group Inc	1,639		29		Miscellaneous Manufacturing - 2.86%
HCC Insurance Holdings Inc	405		11		Aptargroup Inc	249		13
Lincoln National Corp	1,136		25		Carlisle Cos Inc	302		14
Markel Corp (a)	35		14		Cooper Industries PLC	199		12
Marsh & McLennan Cos Inc	2,019		64		Crane Co	252		12
Mercury General Corp	140		6		Dover Corp	224		14
PartnerRe Ltd	214		14		Eaton Corp	23,467		1,151
Progressive Corp/The	2,285		46		Harsco Corp	398		9
Protective Life Corp	14,782		369		Ingersoll-Rand PLC	352		12
Reinsurance Group of America Inc	13,398		730		ITT Corp	8,838		192
RenaissanceRe Holdings Ltd	165		12		Leggett & Platt Inc	187		4
StanCorp Financial Group Inc	237		9		Parker Hannifin Corp	3,969		320
Torchmark Corp	22,089		1,009		Pentair Inc	343		13
Transatlantic Holdings Inc	193		11		SPX Corp	12,091		842
Unum Group	1,069		24		Textron Inc	943		24
Validus Holdings Ltd	13,053		418					$2,632
White Mountains Insurance Group Ltd	21		10		Office & Business Equipment - 0.83%
Willis Group Holdings PLC	27,000		1,050		Pitney Bowes Inc	638		12
WR Berkley Corp	421		14		Xerox Corp	96,995		752
XL Group PLC	44,762		908					$764
			$6,428
					Oil & Gas - 5.53%
Internet - 1.19%					Atwood Oceanics Inc (a)	208		10
Expedia Inc	204		6		Cimarex Energy Co	199		12
IAC/InterActiveCorp	24,320		1,047		Denbury Resources Inc (a)	354		7
Liberty Interactive Corp (a)	2,204		38		Diamond Offshore Drilling Inc	194		12
TripAdvisor Inc (a)	204		7		Energen Corp	9,204		443
			$1,098		EQT Corp	294		15
					EXCO Resources Inc	67		1
See accompanying notes					186

Schedule of Investments
MidCap Value Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					REITS (continued)
Forest Oil Corp (a)	130		$2		Liberty Property Trust	435		$14
Helmerich & Payne Inc	3,737		230		Macerich Co/The	269		15
HollyFrontier Corp	8,731		256		Mack-Cali Realty Corp	457		13
Murphy Oil Corp	18,515		1,104		Piedmont Office Realty Trust Inc	649		12
Nabors Industries Ltd (a)	17,279		322		Plum Creek Timber Co Inc	348		13
Newfield Exploration Co (a)	299		11		ProLogis Inc	1,459		46
Noble Energy Inc	529		53		Rayonier Inc	9,780		447
Patterson-UTI Energy Inc	744		14		Realty Income Corp	508		18
Plains Exploration & Production Co (a)	513		19		Regency Centers Corp	346		14
QEP Resources Inc	202		6		Rouse Properties Inc (a)	67		1
Quicksilver Resources Inc (a)	584		3		Senior Housing Properties Trust	614		14
Rowan Cos Inc (a)	337		11		SL Green Realty Corp	282		21
Seadrill Ltd	30,900		1,146		Taubman Centers Inc	210		14
Sunoco Inc	341		13		UDR Inc	765		20
Tesoro Corp (a)	15,437		387		Ventas Inc	380		22
Unit Corp (a)	5,022		227		Vornado Realty Trust	625		51
Valero Energy Corp	32,793		786		Weingarten Realty Investors	381		9
			$5,090		Weyerhaeuser Co	1,223		24

Oil & Gas Services - 0.46%								$6,609
Cameron International Corp (a)	202		11		Retail - 4.06%
Oil States International Inc (a)	5,044		402		American Eagle Outfitters Inc	1,056		15
SEACOR Holdings Inc (a)	114		10		AutoNation Inc (a)	109		4
			$423		Best Buy Co Inc	1,064		25
					Big Lots Inc (a)	229		9
Packaging & Containers - 1.05%					Brinker International Inc	35		1
Bemis Co Inc	371		12		CarMax Inc (a)	680		21
Owens-Illinois Inc (a)	608		15
					Chico's FAS Inc	312		3
Sealed Air Corp	688		14		Dillard's Inc	4,600		204
Sonoco Products Co	29,269		915		DSW Inc	8,170		408
Temple-Inland Inc	434		14		Foot Locker Inc	43,293		1,136
			$970		GameStop Corp	518		12
Pharmaceuticals - 3.05%					Gap Inc/The	1,266		24
AmerisourceBergen Corp	5,512		215		JC Penney Co Inc	522		22
Cardinal Health Inc	15,300		658		Macy's Inc	26,045		877
Forest Laboratories Inc (a)	18,725		595		PVH Corp	179		14
Mead Johnson Nutrition Co	627		47		RadioShack Corp	541		4
Omnicare Inc	39,212		1,288		Sally Beauty Holdings Inc (a)	28,437		587
Warner Chilcott PLC (a)	79		1		Signet Jewelers Ltd	7,025		320
Watson Pharmaceuticals Inc (a)	38		2		Staples Inc	2,615		38
			$2,806		Wendy's Co/The	1,621		8
					Williams-Sonoma Inc	266		9
Pipelines - 1.41%								$3,741
El Paso Corp	243		7
ONEOK Inc	5,017		417		Savings & Loans - 1.27%
Spectra Energy Corp	27,666		871		BankUnited Inc	177		4
			$1,295		First Niagara Financial Group Inc	32,394		309
					Hudson City Bancorp Inc	1,577		11
Private Equity - 0.34%					New York Community Bancorp Inc	65,219		828
American Capital Ltd (a)	38,500		316		People's United Financial Inc	1,160		14
					TFS Financial Corp (a)	409		4
REITS - 7.18%								$1,170
Alexandria Real Estate Equities Inc	238		17		Semiconductors - 1.55%
American Capital Agency Corp	716		21		Atmel Corp (a)	151		1
Annaly Capital Management Inc	70,025		1,180		Fairchild Semiconductor International Inc (a)	677		9
AvalonBay Communities Inc	362		49		International Rectifier Corp (a)	373		9
Boston Properties Inc	137		14		Intersil Corp	341		4
BRE Properties Inc	14,732		764		KLA-Tencor Corp	203		10
Camden Property Trust	4,904		317		LSI Corp (a)	2,104		16
DDR Corp	678		9		Marvell Technology Group Ltd (a)	1,917		30
Douglas Emmett Inc	21,407		448		Microchip Technology Inc	26,900		993
Duke Realty Corp	791		11		Micron Technology Inc (a)	2,774		21
Equity Residential	17,218		1,025		Novellus Systems Inc (a)	267		13
Essex Property Trust Inc	12,255		1,765		PMC - Sierra Inc (a)	1,109		7
Federal Realty Investment Trust	79		7		QLogic Corp (a)	102		2
General Growth Properties Inc	1,792		28		Teradyne Inc (a)	18,890		309
HCP Inc	1,646		69					$1,424
Health Care REIT Inc	738		42
Hospitality Properties Trust	395		10		Shipbuilding - 0.01%
Host Hotels & Resorts Inc	2,166		36		Huntington Ingalls Industries Inc (a)	264		10
Kimco Realty Corp	1,572		29

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Software - 1.97%					(continued)	Amount (000's)	Value	(000	's)
Activision Blizzard Inc	1,534		$19		Banks (continued)
Akamai Technologies Inc (a)	89		3		Investment in Joint Trading Account; Merrill	$820		$820
Allscripts Healthcare Solutions Inc (a)	200		4		Lynch Repurchase Agreement; 0.16%
BMC Software Inc (a)	9,216		334		dated 01/31/12 maturing 02/01/12
Broadridge Financial Solutions Inc	36		1		(collateralized by US Government
CA Inc	30,299		781		Securities; $836,532; 0.00% - 1.00%; dated
Compuware Corp (a)	310		2		07/05/12 - 05/04/37)
Dun & Bradstreet Corp/The	7,700		638					$2,469
Fidelity National Information Services Inc	955		27		TOTAL REPURCHASE AGREEMENTS			$2,469
Fiserv Inc (a)	147		9		Total Investments			$91,622
			$1,818		Other Assets in Excess of Liabilities, Net - 0.48%			$443
Telecommunications - 1.02%					TOTAL NET ASSETS - 100.00%			$92,065
Amdocs Ltd (a)	28,251		832
EchoStar Holding Corp (a)	202		5
					(a) Non-Income Producing Security
Frontier Communications Corp	3,529		15
Harris Corp	334		14
Level 3 Communications Inc (a)	350		7
Motorola Mobility Holdings Inc (a)	834		32		Unrealized Appreciation (Depreciation)
NII Holdings Inc (a)	111		2		The net federal income tax unrealized appreciation (depreciation) and federal tax
Telephone & Data Systems Inc	522		14		cost of investments held as of the period end were as follows:
tw telecom inc (a)	115		2
US Cellular Corp (a)	77		4		Unrealized Appreciation			$13,288
Windstream Corp	861		10		Unrealized Depreciation			(3,231)
			$937		Net Unrealized Appreciation (Depreciation)			$10,057
					Cost for federal income tax purposes			$81,565
Textiles - 0.03%
Cintas Corp	419		15		All dollar amounts are shown in thousands (000's)
Mohawk Industries Inc (a)	179		11
			$26		Portfolio Summary (unaudited)
Toys, Games & Hobbies - 0.02%					Sector			Percent
Mattel Inc	475		15		Financial			31 .21%
					Consumer, Non-cyclical			17 .39%
					Industrial			14 .22%
Transportation - 1.28%					Utilities			8.93%
Con-way Inc	257		8		Consumer, Cyclical			8.65%
Golar LNG Ltd	21,700		890		Energy			7.42%
Kansas City Southern (a)	145		10
Kirby Corp (a)	4,083		272		Technology			5.90%
					Communications			3.29%
			$1,180		Basic Materials			2.49%
Water - 0.72%					Diversified			0.02%
American Water Works Co Inc	19,510		658		Other Assets in Excess of Liabilities, Net			0.48%
					TOTAL NET ASSETS			100.00%
TOTAL COMMON STOCKS			$89,153
	Maturity
REPURCHASE AGREEMENTS - 2.68%	Amount (000's)	Value	(000	's)

Banks - 2.68%
Investment in Joint Trading Account; Credit	$413		$413
Suisse Repurchase Agreement; 0.18%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $421,673; 4.38% - 8.00%; dated
11/15/21 - 11/15/39)
Investment in Joint Trading Account; Deutsche	998		998
Bank Repurchase Agreement; 0.22% dated
01/31/12 maturing 02/01/12 (collateralized
by US Government Securities; $1,017,831;
0.00% - 5.25%; dated 02/01/12 - 12/09/31)
Investment in Joint Trading Account; JP	238		238
Morgan Repurchase Agreement; 0.15%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $242,341; 0.00% - 7.00%; dated
09/20/12 - 04/15/30)

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2012	Long	31	$2,692	$2,898	$206
Total					$206
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 4.09%	Shares Held	Value	(000	's)		Principal

Publicly Traded Investment Fund - 4.09%					BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	28,400,000		$28,400		Other Asset Backed Securities (continued)
Portfolio					GE Equipment Small Ticket LLC
STIT - Liquid Assets Portfolio	24,700,000		24,700		0.50%, 11/21/2012(b)	$2,615		$2,614
			$53,100		GE Equipment Transportation LLC
TOTAL COMMON STOCKS			$53,100		0.29%, 07/20/2012	838		838
	Principal				Macquarie Equipment Funding Trust
BONDS - 12.90%	Amount (000's)	Value	(000	's)	0.43%, 03/20/2012(a),(b)	58		58
					MMAF Equipment Finance LLC
Automobile Asset Backed Securities - 2.53%					0.32%, 08/15/2012(b)	972		972
Ally Auto Receivables Trust								$9,923
0.43%, 11/15/2012(a)	$3,094		$3,094
BMW Vehicle Owner Trust					Pharmaceuticals - 0.72%
0.31%, 09/25/2012	1,587		1,587		Sanofi-Aventis SA
CarMax Auto Owner Trust					0.62%, 03/28/2012(a)	9,400		9,400
0.48%, 11/15/2012	2,873		2,873
Enterprise Fleet Financing LLC					Retail - 0.36%
0.59%, 11/20/2012(a),(b)	3,167		3,167
					Target Corp
Ford Credit Auto Lease Trust					0.61%, 01/11/2013(a)	4,600		4,600
0.26%, 07/15/2012	1,048		1,048
Huntington Auto Trust					TOTAL BONDS			$167,460
0.36%, 09/17/2012(b)	3,022		3,022
Hyundai Auto Lease Securitization Trust						Principal
2011-A					MUNICIPAL BONDS - 6.99%	Amount (000's)	Value	(000	's)
0.31%, 08/15/2012(b)	2,362		2,362		California - 2.41%
Mercedes-Benz Auto Receivables Trust					California Statewide Communities
0.22%, 07/16/2012	959		959		Development Authority FANNIE MAE
Nissan Auto Lease Trust					0.17%, 02/07/2012	$300		$300
0.23%, 07/16/2012	532		532		Kern Water Bank Authority WELLS FARGO
Santander Drive Auto Receivables Trust					0.20%, 02/07/2012	5,337		5,337
0.54%, 01/15/2013	7,000		7,000		San Jose Redevelopment Agency JP
Volkswagen Auto Loan Enhanced Trust					MORGAN CHASE & CO
0.44%, 01/22/2013	3,400		3,400		0.12%, 02/07/2012	25,710		25,710
World Omni Auto Receivables Trust								$31,347
0.41%, 11/15/2012	3,773		3,773
			$32,817		Colorado - 0.14%
					Colorado Housing & Finance
Banks - 1.23%					Authority WELLS FARGO
JP Morgan Chase Bank NA					0.25%, 02/07/2012	325		325
0.40%, 02/20/2013(a)	8,000		8,000		County of Kit Carson CO WELLS FARGO
0.57%, 02/08/2013(a)	8,000		8,000		0.15%, 02/07/2012	1,490		1,490
			$16,000					$1,815

Diversified Financial Services - 4.88%					Connecticut - 0.53%
Corporate Finance Managers Inc					Connecticut Housing Finance
0.20%, 02/07/2012	12,800		12,800		Authority FEDERAL HOME LOAN BANK
ING USA Annuity & Life Insurance Co					0.13%, 02/07/2012	6,875		6,875
1.03%, 06/06/2012(a),(c)	15,000		15,000
MetLife
0.66%, 08/16/2012(a),(c)	15,000		15,000		Georgia - 0.18%
NGSP Inc					Savannah College of Art & Design Inc BANK
0.27%, 02/07/2012	14,100		14,100		OF AMERICA
Toyota Motor Credit Corp					0.22%, 02/07/2012	2,300		2,300
0.76%, 10/18/2012(a)	6,500		6,500
			$63,400		Illinois - 1.18%
					Memorial Health System/IL JP MORGAN
Healthcare - Services - 1.18%					CHASE & CO
Everett Clinic PS					0.15%, 02/07/2012	15,380		15,380
0.33%, 02/07/2012	4,500		4,500
Portland Clinic LLP/The
0.17%, 02/07/2012	10,820		10,820		Indiana - 0.24%
			$15,320		Ball State University Foundation Inc US
					BANK
Insurance - 1.23%					0.15%, 02/01/2012	3,150		3,150
New York Life Capital Corp
0.43%, 07/27/2012(a),(c)	16,000		16,000
					Maryland - 0.35%
					City of Baltimore MD STATE STREET
Other Asset Backed Securities - 0.77%					BANK & TRUST
CNH Equipment Trust					0.16%, 02/07/2012	4,600		4,600
0.38%, 10/12/2012	3,086		3,086
GE Equipment Midticket LLC
0.43%, 10/22/2012	2,355		2,355

See accompanying notes					190

Schedule of Investments
Money Market Fund
January 31, 2012 (unaudited)

	Principal					Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

Minnesota - 0.54%					Banks (continued)
City of St Paul MN US BANK					Bank of Tokyo-Mitsubishi UFJ Ltd/New York
0.20%, 02/07/2012	$2,200		$2,200		NY
Minnesota Housing Finance Agency STATE					0.25%, 03/26/2012	$7,350		$7,347
STREET BANK & TRUST					0.30%, 03/16/2012	9,800		9,796
0.20%, 02/07/2012	4,760		4,760		0.47%, 03/29/2012	8,000		7,994
			$6,960		Barclays US Funding Corp BARCLAYS
					BANK PLC
New Mexico - 0.30%					0.35%, 03/26/2012	8,100		8,096
City of Las Cruces NM WELLS FARGO					Commonwealth Bank of Australia
0.20%, 02/07/2012	3,900		3,900		0.38%, 02/23/2012(b),(d)	7,800		7,798
					0.45%, 04/24/2012(b),(d)	7,000		6,993
New York - 0.63%					Credit Suisse/New York NY
Housing Development Corp/NY HESSEN					0.44%, 03/05/2012	8,000		7,997
LANDES BANK					DNB Bank ASA
0.35%, 02/07/2012	5,400		5,400		0.31%, 04/17/2012(b),(d)	7,000		6,995
Housing Development Corp/NY JP					Goldman Sachs Group Inc/The
MORGAN CHASE & CO					0.55%, 03/01/2012	8,000		7,996
0.12%, 02/07/2012	2,730		2,730		HSBC USA Inc
			$8,130		0.24%, 04/26/2012	7,450		7,446
					0.25%, 05/17/2012	8,500		8,494
Oklahoma - 0.37%					KFW REPUBLIC OF GERMANY
Oklahoma University Hospital BANK OF					0.19%, 03/09/2012(b),(d)	9,000		8,998
AMERICA					Mizuho Funding LLC MIZUHO CORP
0.27%, 02/07/2012	4,800		4,800		BANK
					0.43%, 04/18/2012(d)	7,000		6,994
Washington - 0.12%					0.47%, 03/14/2012(b)	8,000		7,996
Washington State Housing Finance					0.48%, 04/05/2012	3,000		2,997
Commission FANNIE MAE					National Australia Funding Delaware
0.17%, 02/07/2012	845		845		Inc NATIONAL AUSTRALIA BANK
0.18%, 02/07/2012	565		565		0.39%, 07/09/2012(b)	7,800		7,787
Washington State Housing Finance					0.42%, 05/01/2012(b)	7,000		6,993
Commission US BANK					Oversea-Chinese Banking Corp Ltd
0.20%, 02/07/2012	75		75		0.39%, 02/09/2012(d)	7,000		6,999
					0.41%, 02/22/2012(d)	6,400		6,398
			$1,485		0.52%, 02/28/2012(d)	8,000		7,997
TOTAL MUNICIPAL BONDS			$90,742		0.53%, 03/08/2012(d)	7,000		6,996
	Maturity
REPURCHASE AGREEMENTS - 9.69%	Amount (000's)	Value	(000	's)	Skandinaviska Enskilda Banken AB
					0.44%, 03/05/2012(b),(d)	7,000		6,997
Banks - 9.69%					Standard Chartered Bank/New York
Credit Suisse Repurchase Agreement; 0.18%	$47,000		$47,000		0.36%, 02/08/2012(b)	7,000		7,000
dated 01/31/12 maturing 02/01/12					0.36%, 02/22/2012(b)	6,400		6,399
(collateralized by US Government Security;					0.36%, 02/27/2012(b)	6,200		6,198
$47,940,000 ; 4.50%; dated 02/15/36)					0.50%, 03/12/2012(b)	7,000		6,996
Deutsche Bank Repurchase Agreement; 0.22%	62,775		62,775		Sumitomo Mitsui Banking Corp
dated 01/31/12 maturing 02/01/12					0.31%, 02/03/2012(b),(d)	6,500		6,500
(collateralized by US Government					0.32%, 02/02/2012(b),(d)	5,700		5,700
Securities; $64,030,500; 0.75%; dated					0.39%, 02/09/2012(b),(d)	6,000		6,000
11/25/14 - 12/19/14)					0.46%, 03/23/2012(b),(d)	8,000		7,995
Merrill Lynch Repurchase Agreement; 0.16%	16,000		16,000		Toronto-Dominion Holdings USA
dated 01/31/12 maturing 02/01/12					Inc TORONTO DOMINION BANK
(collateralized by US Government Security;					0.32%, 02/15/2012(b)	9,000		8,999
$16,320,000 ; 3.75%; dated 11/15/18)					UBS Finance Delaware LLC UBS AG
			$125,775		0.32%, 03/30/2012	8,000		7,996
TOTAL REPURCHASE AGREEMENTS			$125,775		Union Bank NA
	Principal				0.18%, 02/06/2012	5,000		5,000
COMMERCIAL PAPER - 65.05%	Amount (000's)	Value	(000	's)	0.26%, 02/08/2012(d)	8,000		8,000
					0.26%, 03/26/2012	7,000		6,997
Automobile Manufacturers - 0.87%					0.31%, 02/14/2012	5,000		4,999
BMW US Capital LLC BMW AG					0.40%, 03/21/2012	7,000		6,996
0.28%, 02/07/2012(b)	$3,300		$3,300
					Westpac Banking Corp
Toyota Financial Services de Puerto Rico Inc					0.25%, 03/09/2012(b),(d)	8,000		7,998
0.35%, 04/09/2012	8,000		7,995		0.32%, 03/01/2012(b),(d)	6,000		5,998
			$11,295		0.32%, 03/22/2012(b),(d)	8,000		7,996
Banks - 23.64%								$306,848
Australia & New Zealand Banking Group Ltd					Commercial Services - 0.61%
0.36%, 02/29/2012(b),(d)	6,500		6,498
					Salvation Army/United States
Bank of Nova Scotia/New York					0.30%, 04/04/2012	7,930		7,930
0.42%, 06/25/2012	3,500		3,494
0.42%, 06/27/2012	9,000		8,985

See accompanying notes					191

Schedule of Investments
Money Market Fund
January 31, 2012 (unaudited)

	Principal					Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

Consumer Products - 2.34%					Diversified Financial Services (continued)
Reckitt Benckiser Treasury Services					UOB Funding LLC UNITED OVERSEAS
PLC RECKITT BENCKISER GROUP					BANK LTD
0.32%, 03/07/2012(b)	$8,200		$8,197		0.30%, 04/10/2012	$7,000		$6,996
0.46%, 04/04/2012(b)	8,000		7,994		0.31%, 04/18/2012	8,000		7,995
0.55%, 06/01/2012(b)	7,200		7,187		0.31%, 04/19/2012	7,900		7,895
0.55%, 06/08/2012(b)	7,000		6,986		0.40%, 02/15/2012	8,000		7,999
			$30,364		Variable Funding Capital Co LLC
					0.19%, 04/16/2012(b)	8,000		7,997
Diversified Financial Services - 24.99%								$324,457
Alpine Securitization Corp
0.22%, 02/17/2012(b)	8,000		7,999		Electric - 4.99%
0.22%, 02/28/2012(b)	7,600		7,599		GDF Suez
0.24%, 02/01/2012(b)	5,000		5,000		0.18%, 02/13/2012(b)	6,000		6,000
0.24%, 02/06/2012(b)	6,700		6,700		0.19%, 02/01/2012(b)	8,000		8,000
American Honda Finance Corp AMERICAN					0.19%, 03/06/2012(b)	8,000		7,999
HONDA MOTOR CORP					0.22%, 03/26/2012(b)	9,000		8,997
0.23%, 02/03/2012	8,200		8,200		Nextera Energy Capital Holdings Inc
0.24%, 02/02/2012	7,000		7,000		0.43%, 02/03/2012(b)	4,450		4,450
0.27%, 02/10/2012	9,000		8,999		Oglethorpe Power Corp
Bryant Park Funding LLC					0.13%, 02/02/2012(b)	8,000		8,000
0.17%, 02/10/2012(b)	8,000		8,000		0.15%, 02/23/2012(b)	8,000		7,999
0.17%, 02/16/2012(b)	4,000		4,000		0.22%, 03/13/2012(b)	6,500		6,498
0.17%, 02/24/2012(b)	7,200		7,199		Southern Co Funding Corp
CAFCO LLC					0.15%, 03/02/2012(b)	6,800		6,799
0.21%, 03/12/2012(b)	8,900		8,898					$64,742
0.23%, 03/26/2012(b)	9,000		8,997
Caterpillar Financial Services					Healthcare - Products - 0.49%
Corp CATERPILLAR INC					Covidien International Finance SA
					0.28%, 02/02/2012(b)	6,300		6,300
0.08%, 02/27/2012	8,900		8,899
Charta Corp
0.23%, 02/22/2012(b)	3,000		3,000		Insurance - 0.57%
0.36%, 02/16/2012(b)	7,900		7,899		Prudential Funding LLC PRUDENTIAL
0.37%, 02/13/2012(b)	9,000		8,999		FINANCIAL INC
0.40%, 03/05/2012(b)	7,300		7,297		0.15%, 02/29/2012	7,400		7,399
CRC Funding LLC
0.17%, 03/19/2012(b)	7,000		6,998
0.25%, 02/08/2012(b)	8,700		8,699		Mining - 1.19%
0.40%, 02/15/2012(b)	6,000		5,999		BHP Billiton Ltd BHP BILLITON LTD
Gotham Funding Corp					0.10%, 03/27/2012	8,000		7,999
0.25%, 04/10/2012(b)	8,000		7,996		0.10%, 03/26/2012	7,500		7,499
0.25%, 04/20/2012(b)	6,900		6,896					$15,498
0.26%, 04/12/2012(b)	8,000		7,996		Miscellaneous Manufacturing - 0.54%
ING US Funding LLC ING BANK					General Electric Co
0.35%, 02/27/2012	6,000		5,998		0.11%, 03/26/2012	7,000		6,999
Liberty Street Funding LLC
0.14%, 02/21/2012(b)	7,500		7,499
0.24%, 03/15/2012(b)	7,000		6,998		Oil & Gas - 1.74%
0.26%, 02/13/2012(b)	7,000		6,999		BP Capital Markets PLC BP PLC
Nieuw Amsterdam Receivables Corp					0.26%, 02/21/2012(b)	8,000		7,999
0.32%, 02/21/2012 (b)	8,000		7,999		0.29%, 02/24/2012(b)	8,000		7,998
0.36%, 02/07/2012(b)	8,000		7,999		0.29%, 03/09/2012(b)	6,600		6,598
0.38%, 03/01/2012(b)	6,000		5,998					$22,595
0.46%, 04/12/2012(b)	8,000		7,993
					Supranational Bank - 2.46%
Private Export Funding Corp					Corp Andina de Fomento
0.15%, 04/30/2012(b)	9,000		8,997		0.33%, 02/14/2012(b)	5,000		4,999
0.16%, 04/26/2012(b)	8,000		7,997		0.35%, 03/26/2012(b)	8,000		7,996
River Fuel Co NO.2 Inc					0.48%, 03/13/2012(b)	7,000		6,996
0.20%, 04/30/2012	6,738		6,735		0.54%, 04/09/2012(b)	8,000		7,992
Straight-A Funding LLC					0.58%, 05/11/2012(b)	4,000		3,994
0.13%, 02/17/2012(b)	7,000		7,000
0.19%, 04/05/2012(b)	6,000		5,998					$31,977
Thunder Bay Funding LLC					Telecommunications - 0.62%
0.21%, 03/20/2012(b)	6,000		5,998		Telstra Corp Ltd
0.23%, 02/01/2012(b)	6,000		6,000		0.23%, 02/16/2012(b)	8,000		7,999
Toyota Credit Canada Inc TOYOTA
FINANCIAL SERVICES					TOTAL COMMERCIAL PAPER			$844,403
0.22%, 03/21/2012	7,100		7,098
Toyota Motor Credit Corp
0.36%, 02/07/2012	3,000		3,000

See accompanying notes					192

				Schedule of Investments
				Money Market Fund
				January 31, 2012 (unaudited)

		Principal
	CERTIFICATE OF DEPOSIT - 1.06%	Amount (000's)	Value	(000	's)

Banks	- 1.06%
	Bank of Nova Scotia/Houston
	0.49%, 02/08/2013(a),(d)	$5,800		$5,800
	Mizuho Corporate Bank Ltd
	0.43%, 02/06/2012	8,000		8,000
				$13,800
	TOTAL CERTIFICATE OF DEPOSIT			$13,800
	Total Investments			$1,295,280
	Other Assets in Excess of Liabilities, Net - 0.22%			$2,816
	TOTAL NET ASSETS - 100.00%			$1,298,096

(a)	Variable Rate. Rate shown is in effect at January 31, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $567,949 or 43.75% of net assets.
(c)	Security is Illiquid
(d)	Security issued by foreign bank and denominated in USD.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$—
Cost for federal income tax purposes	$1,295,280

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	67 .29%
Insured	6.99%
Consumer, Non-cyclical	5.34%
Utilities	4.99%
Exchange Traded Funds	4.09%
Asset Backed Securities	3.30%
Government	2.46%
Energy	1.74%
Consumer, Cyclical	1.23%
Basic Materials	1.19%
Communications	0.62%
Industrial	0.54%
Other Assets in Excess of Liabilities, Net	0.22%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 97.88%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.24%			Computers (continued)
Boeing Co/The	327,432	$24,289	Mentor Graphics Corp (a)	142,983		$1,983
Northrop Grumman Corp	119,187	6,919				$63,142
Teledyne Technologies Inc (a)	116,691	6,623
		$37,831	Consumer Products - 1.50%
			Clorox Co/The	97,689		6,707
Agriculture - 0.44%			Kimberly-Clark Corp	85,441		6,114
Archer-Daniels-Midland Co	260,514	7,458	Tupperware Brands Corp	103,225		6,487
			WD -40 Co	139,146		6,086

Airlines - 0.68%						$25,394
Alaska Air Group Inc (a)	102,386	7,795	Cosmetics & Personal Care - 0.66%
Cathay Pacific Airways Ltd ADR	376,805	3,760	Procter & Gamble Co	178,041		11,224
		$11,555

Apparel - 1.46%			Distribution & Wholesale - 0.47%
Nike Inc	236,508	24,594	Pool Corp	234,154		7,968

Automobile Manufacturers - 1.01%			Diversified Financial Services - 2.59%
Nissan Motor Co Ltd ADR	163,122	3,067	Ameriprise Financial Inc	82,541		4,420
PACCAR Inc	317,877	14,050	Charles Schwab Corp/The	1,123,690		13,091
		$17,117	Franklin Resources Inc	181,583		19,266
			T Rowe Price Group Inc	119,709		6,924
Automobile Parts & Equipment - 0.81%						$43,701
Autoliv Inc	55,582	3,507
Johnson Controls Inc	322,447	10,244	Electric - 0.89%
		$13,751	Duke Energy Corp	320,122		6,822
			Edison International	188,764		7,747
Banks - 4.78%			PG&E Corp	8,055		328
City National Corp/CA	103,565	4,751	Xcel Energy Inc	5,919		157
East West Bancorp Inc	227,970	5,006				$15,054
JP Morgan Chase & Co	479,823	17,897
PNC Financial Services Group Inc	47,417	2,794	Electronics - 1.81%
State Street Corp	201,190	7,883	Electro Scientific Industries Inc	62,144		943
US Bancorp	422,140	11,913	FEI Co (a)	181,864		8,013
Wells Fargo & Co	925,648	27,038	FLIR Systems Inc	85,254		2,195
Westamerica Bancorporation	74,180	3,446	Thermo Fisher Scientific Inc (a)	112,068		5,928
		$80,728	Trimble Navigation Ltd (a)	139,152		6,517
			Waters Corp (a)	80,588		6,977
Beverages - 1.93%						$30,573
Brown-Forman Corp	85,444	6,939
Coca Cola Hellenic Bottling Co SA ADR(a)	41,057	767	Engineering & Construction - 0.79%
Coca-Cola Co/The	109,520	7,396	Granite Construction Inc	146,218		3,894
PepsiCo Inc	267,067	17,538	Jacobs Engineering Group Inc (a)	211,406		9,462
		$32,640				$13,356

Biotechnology - 1.29%			Environmental Control - 0.45%
Gilead Sciences Inc (a)	275,374	13,449	Energy Recovery Inc (a)	121,766		301
Life Technologies Corp (a)	173,406	8,398	Waste Connections Inc	226,611		7,322
		$21,847				$7,623

Building Materials - 0.65%			Food - 2.05%
Apogee Enterprises Inc	239,764	3,297	Campbell Soup Co	59,708		1,893
Simpson Manufacturing Co Inc	236,474	7,657	Dairy Farm International Holdings Ltd ADR	204,082		9,949
		$10,954	Dean Foods Co (a)	50,018		538
			General Mills Inc	363,242		14,468
Chemicals - 1.36%			Kroger Co/The	212,868		5,058
CF Industries Holdings Inc	39,397	6,988	Ralcorp Holdings Inc (a)	31,097		2,719
FMC Corp	89,371	8,283				$34,625
PPG Industries Inc	31,521	2,824
Sigma-Aldrich Corp	73,076	4,972	Gas - 1.73%
		$23,067	Northwest Natural Gas Co	17,579		836
			Sempra Energy	497,898		28,330
Commercial Services - 1.04%						$29,166
Hertz Global Holdings Inc (a)	607,965	8,268
Resources Connection Inc	59,613	741	Healthcare - Products - 1.55%
Robert Half International Inc	169,954	4,706	Becton Dickinson and Co	80,471		6,310
TrueBlue Inc (a)	234,636	3,874	Medtronic Inc	154,978		5,977
		$17,589	ResMed Inc (a)	84,685		2,458
			Techne Corp	59,631		4,070
Computers - 3.74%			Varian Medical Systems Inc (a)	111,503		7,345
Apple Inc (a)	50,867	23,220
EMC Corp/Massachusetts (a)	290,703	7,488				$26,160
Hewlett-Packard Co	213,842	5,983	Healthcare - Services - 0.71%
IBM Corp	127,038	24,468	DaVita Inc (a)	116,170		9,504

See accompanying notes			194

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)			Oil & Gas Services - 0.53%
Health Net Inc (a)	67,325	$2,541	Natural Gas Services Group Inc (a)	208,984		$2,882
		$12,045	Schlumberger Ltd	81,849		6,152

Insurance - 1.92%						$9,034
ACE Ltd	48,412	3,370	Pharmaceuticals - 6.96%
Fidelity National Financial Inc	198,173	3,605	Abbott Laboratories	339,593		18,389
HCC Insurance Holdings Inc	305,600	8,483	Allergan Inc/United States	269,467		23,689
MetLife Inc	146,115	5,162	Bristol-Myers Squibb Co	526,471		16,973
StanCorp Financial Group Inc	180,790	6,989	Forest Laboratories Inc (a)	118,470		3,765
XL Group PLC	234,804	4,760	Johnson & Johnson	276,008		18,192
		$32,369	McKesson Corp	217,107		17,742
			Medicis Pharmaceutical Corp	130,461		4,317
Internet - 2.59%			Obagi Medical Products Inc (a)	52,297		536
Amazon.com Inc (a)	59,921	11,651
eBay Inc (a)	313,954	9,921	Teva Pharmaceutical Industries Ltd ADR	100,618		4,541
			VCA Antech Inc (a)	258,673		5,789
Google Inc (a)	38,171	22,143
			Watson Pharmaceuticals Inc (a)	61,931		3,631
		$43,715				$117,564

Iron & Steel - 1.30%			Publicly Traded Investment Fund - 1.20%
Reliance Steel & Aluminum Co	178,859	9,515	iShares Russell 3000 Index Fund	259,148		20,198
Schnitzer Steel Industries Inc	283,991	12,391
		$21,906
			REITS - 3.54%
Leisure Products & Services - 0.62%			Alexandria Real Estate Equities Inc	161,424		11,689
Ambassadors Group Inc	167,594	756	Annaly Capital Management Inc	81,632		1,375
Carnival Corp	183,036	5,527	Essex Property Trust Inc	55,039		7,926
Harley-Davidson Inc	94,476	4,175	HCP Inc	331,517		13,934
		$10,458	Plum Creek Timber Co Inc	103,521		4,014
Lodging - 0.29%			Sabra Health Care REIT Inc	64,653		919
Red Lion Hotels Corp (a)	673,093	4,927	Ventas Inc	68,384		3,987
			Weyerhaeuser Co	794,333		15,903
						$59,747
Machinery - Construction & Mining - 0.16%
Caterpillar Inc	25,262	2,757	Retail - 7.61%
			Best Buy Co Inc	126,928		3,040
			Copart Inc (a)	211,379		9,943
Machinery - Diversified - 1.54%			Costco Wholesale Corp	351,489		28,917
AGCO Corp (a)	35,727	1,820
			CVS Caremark Corp	91,602		3,824
Cascade Corp	118,338	6,724	Home Depot Inc/The	174,354		7,740
Deere & Co	203,575	17,538	Jack in the Box Inc (a)	154,864		3,283
		$26,082	McDonald's Corp	146,829		14,543
Media - 1.49%			Nordstrom Inc	298,598		14,745
Walt Disney Co/The	647,794	25,199	Starbucks Corp	513,967		24,635
			Wal-Mart Stores Inc	226,240		13,882
			Yum! Brands Inc	62,955		3,987
Metal Fabrication & Hardware - 0.61%						$128,539
Precision Castparts Corp	63,208	10,346
			Savings & Loans - 0.77%
			Washington Federal Inc	824,862		13,000
Mining - 0.78%
Freeport-McMoRan Copper & Gold Inc	284,264	13,136
			Semiconductors - 4.35%
			Applied Materials Inc	598,020		7,344
Miscellaneous Manufacturing - 1.78%			Avago Technologies Ltd	141,410		4,800
Aptargroup Inc	75,392	3,952	Intel Corp	805,204		21,274
Crane Co	134,115	6,437	LSI Corp (a)	433,804		3,284
General Electric Co	1,051,076	19,666	Microchip Technology Inc	323,280		11,932
		$30,055	Novellus Systems Inc (a)	207,937		9,804
			QLogic Corp (a)	227,449		3,939
Oil & Gas - 10.51%
Apache Corp	275,011	27,193	Qualcomm Inc	138,527		8,148
			Supertex Inc (a)	162,121		2,996
Berry Petroleum Co	60,440	2,720
Chevron Corp	453,628	46,760				$73,521
CNOOC Ltd ADR	26,733	5,437	Shipbuilding - 0.07%
Devon Energy Corp	236,382	15,084	Huntington Ingalls Industries Inc (a)	30,194		1,138
Energen Corp	133,028	6,408
Exxon Mobil Corp	295,910	24,779
HollyFrontier Corp	99,886	2,931	Software - 5.52%
Nabors Industries Ltd (a)	198,461	3,695	Actuate Corp (a)	390,528		2,249
Occidental Petroleum Corp	312,847	31,213	Adobe Systems Inc (a)	464,202		14,367
Total SA ADR	214,099	11,341	Autodesk Inc (a)	175,620		6,322
			BMC Software Inc (a)	70,163		2,543
		$177,561	Informatica Corp (a)	108,956		4,609
			Microsoft Corp	1,265,550		37,372
See accompanying notes			195

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2012 (unaudited)

					Unrealized Appreciation (Depreciation)
					The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held	Value	(000	's)	cost of investments held as of the period end were as follows:
Software (continued)
Omnicell Inc (a)	165,715		$2,565		Unrealized Appreciation	$511,668
Oracle Corp	628,097		17,712		Unrealized Depreciation	(33,226)
Quest Software Inc (a)	164,023		3,338		Net Unrealized Appreciation (Depreciation)	$478,442
Tyler Technologies Inc (a)	63,264		2,223		Cost for federal income tax purposes	$1,215,036
			$93,300
					All dollar amounts are shown in thousands (000's)
Telecommunications - 3.87%
AT&T Inc	645,025		18,970		Portfolio Summary (unaudited)
China Mobile Ltd ADR	211,599		10,809		Sector	Percent
Cisco Systems Inc	487,665		9,573		Consumer, Non-cyclical	18 .13%
Corning Inc	510,105		6,565		Financial	15 .94%
Polycom Inc (a)	227,279		4,534
					Technology	13 .61%
Verizon Communications Inc	398,678		15,014		Consumer, Cyclical	13 .57%
			$65,465		Industrial	12 .52%
Toys, Games & Hobbies - 0.62%					Energy	11 .04%
Hasbro Inc	30,623		1,069		Communications	7.95%
Mattel Inc	304,298		9,433		Basic Materials	3.44%
			$10,502		Utilities	2.82%
					Exchange Traded Funds	1.20%
Transportation - 2.09%					Liabilities in Excess of Other Assets, Net	(0.22)%
Con-way Inc	95,432		3,029		TOTAL NET ASSETS	100.00%
Expeditors International of Washington Inc	464,468		20,738
Union Pacific Corp	101,162		11,564
			$35,331

Trucking & Leasing - 0.33%
Greenbrier Cos Inc (a)	249,038		5,541

Water - 0.20%
California Water Service Group	183,500		3,386

TOTAL COMMON STOCKS			$1,653,939
	Maturity
REPURCHASE AGREEMENTS - 2.34%	Amount (000's)	Value	(000	's)

Banks - 2.34%
Investment in Joint Trading Account; Credit	$6,620		$6,620
Suisse Repurchase Agreement; 0.18%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $6,752,749; 4.38% - 8.00%;
dated 11/15/21 - 11/15/39)
Investment in Joint Trading Account; Deutsche	15,980		15,980
Bank Repurchase Agreement; 0.22% dated
01/31/12 maturing 02/01/12 (collateralized
by US Government Securities;
$16,299,739 ; 0.00% - 5.25%; dated
02/01/12 - 12/09/31)
Investment in Joint Trading Account; JP	3,805		3,805
Morgan Repurchase Agreement; 0.15%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $3,880,890; 0.00% - 7.00%;
dated 09/20/12 - 04/15/30)
Investment in Joint Trading Account; Merrill	13,134		13,134
Lynch Repurchase Agreement; 0.16%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $13,396,387; 0.00% - 1.00%;
dated 07/05/12 - 05/04/37)
			$39,539
TOTAL REPURCHASE AGREEMENTS			$39,539
Total Investments			$1,693,478
Liabilities in Excess of Other Assets, Net - (0.22)%			$(3,766)
TOTAL NET ASSETS - 100.00%			$1,689,712

(a) Non-Income Producing Security

See accompanying notes					196

			Schedule of Investments
			Principal LifeTime 2010 Fund
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.05%
Bond & Mortgage Securities Fund (a)	18,523,602		$199,870
Bond Market Index Fund (a)	5,943,663		65,142
Core Plus Bond Fund I (a)	16,743,937		186,360
Diversified International Fund (a)	5,153,159		48,234
Diversified Real Asset Fund (a)	5,525,423		64,482
Equity Income Fund (a)	8,905		164
Global Diversified Income Fund (a)	5,357,839		70,456
Global Multi-Strategy Fund (a),(b)	2,217,317		22,484
High Yield Fund I (a)	5,292,749		55,097
Inflation Protection Fund (a)	20,827,907		184,952
International Emerging Markets Fund (a)	1,474,449		35,623
International Equity Index Fund (a)	2,128,517		19,965
International Fund I (a)	2,913,076		29,946
International Value Fund I (a)	5,281,381		49,011
LargeCap Growth Fund (a)	6,205,517		51,382
LargeCap Growth Fund I (a)	10,666,576		100,906
LargeCap S&P 500 Index Fund (a)	6,305,044		57,880
LargeCap Value Fund (a)	5,241,279		50,893
LargeCap Value Fund I (a)	9,290,061		100,147
MidCap Blend Fund (a)	9,836		139
MidCap Growth Fund III (a),(b)	2,180,464		23,811
MidCap Value Fund I (a)	1,845,535		24,213
Preferred Securities Fund (a)	3,643,456		35,414
Real Estate Securities Fund (a)	816,926		15,146
Short-Term Income Fund (a)	9,561,555		114,739
SmallCap Growth Fund I (a),(b)	2,358,736		26,040
SmallCap Value Fund II (a)	2,445,189		23,620
			$1,656,116
TOTAL INVESTMENT COMPANIES			$1,656,116
Total Investments			$1,656,116
Liabilities in Excess of Other Assets, Net - (0.05)%			$(748)
TOTAL NET ASSETS - 100.00%			$1,655,368

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$128,083
Unrealized Depreciation	(97,082)
Net Unrealized Appreciation (Depreciation)	$31,001
Cost for federal income tax purposes	$1,625,115

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50 .84%
Domestic Equity Funds	28 .65%
International Equity Funds	11 .04%
Specialty Funds	9.52%
Liabilities in Excess of Other Assets, Net	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2012 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	18,707,954	$201,923	287,515	$3,055	471,867	$5,019	18,523,602	$199,951
Bond Market Index Fund	5,743,831	58,622	255,934	2,780	56,102	611	5,943,663	60,791
Core Plus Bond Fund I	16,607,455	175,018	593,300	6,430	456,818	5,020	16,743,937	176,445
Diversified International Fund	5,169,245	80,317	123,209	1,099	139,295	1,263	5,153,159	80,153
Diversified Real Asset Fund	5,478,873	56,521	194,772	2,172	148,222	1,700	5,525,423	57,062
Equity Income Fund	—	—	8,905	165	—	—	8,905	165
Global Diversified Income Fund	5,372,746	59,976	150,370	1,928	165,277	2,124	5,357,839	59,780
Global Multi-Strategy Fund	2,220,000	22,200	4,091	41	6,774	68	2,217,317	22,173
High Yield Fund I	5,007,915	48,805	474,611	4,833	189,777	1,999	5,292,749	51,678
Inflation Protection Fund	21,226,869	181,495	156,222	1,361	555,184	4,828	20,827,907	177,876
International Emerging Markets Fund	1,479,132	39,952	23,420	517	28,103	638	1,474,449	39,812
International Equity Index Fund	2,032,210	18,782	102,145	918	5,838	55	2,128,517	19,645
International Fund I	2,912,522	44,902	68,753	667	68,199	675	2,913,076	44,961
International Value Fund I	5,008,147	44,635	410,610	3,578	137,376	1,264	5,281,381	46,953
LargeCap Growth Fund	6,317,331	45,450	49,614	393	161,428	1,285	6,205,517	44,562
LargeCap Growth Fund I	10,457,841	82,924	494,508	4,297	285,773	2,627	10,666,576	84,729
LargeCap S&P 500 Index Fund	6,323,265	66,285	173,588	1,521	191,809	1,699	6,305,044	66,038
LargeCap Value Fund	5,266,401	54,142	110,342	1,023	135,464	1,263	5,241,279	53,963
LargeCap Value Fund I	9,328,569	102,963	215,954	2,211	254,462	2,638	9,290,061	102,570
MidCap Blend Fund	—	—	9,836	139	—	—	9,836	139
MidCap Growth Fund III	2,219,999	11,103	—	—	39,535	407	2,180,464	10,886
MidCap Value Fund I	1,865,390	13,406	12,890	159	32,745	408	1,845,535	13,249
Preferred Securities Fund	3,791,454	41,116	79,282	748	227,280	2,155	3,643,456	39,515
Real Estate Securities Fund	815,113	7,558	1,813	32	—	—	816,926	7,590
Short-Term Income Fund	9,742,810	116,997	137,434	1,639	318,689	3,798	9,561,555	114,835
SmallCap Growth Fund I	2,266,507	24,435	137,260	1,352	45,031	478	2,358,736	25,330
SmallCap Value Fund II	2,481,766	19,487	15,989	147	52,566	477	2,445,189	19,187

		$1,619,014		$43,205		$42,499		$1,620,038

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$1,849			$(8)			$—
Bond Market Index Fund		1,568			—			—
Core Plus Bond Fund I		5,155			17			—
Diversified International Fund		757			—			—
Diversified Real Asset Fund		697			69			1,039
Equity Income Fund		—			—			—
Global Diversified Income Fund		1,158			—			221
Global Multi-Strategy Fund		—			—			—
High Yield Fund I		4,190			39			553
Inflation Protection Fund		261			(152)			—
International Emerging Markets Fund		468			(19)			—
International Equity Index Fund		497			—			8
International Fund I		496			67			—
International Value Fund I		2,161			4			1,075
LargeCap Growth Fund		157			4			—
LargeCap Growth Fund I		146			135			3,472
LargeCap S&P 500 Index Fund		1,085			(69)			—
LargeCap Value Fund		718			61			—
LargeCap Value Fund I		1,608			34			—
MidCap Blend Fund		—			—			—
MidCap Growth Fund III		—			190			—
MidCap Value Fund I		159			92			—
Preferred Securities Fund		593			(194)			125
Real Estate Securities Fund		32			—			—
Short-Term Income Fund		687			(3)			—
SmallCap Growth Fund I		—			21			1,310
SmallCap Value Fund II		104			30			—
		$24,546			$318			$7,803
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2015 Fund
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.65%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.65%
Bond & Mortgage Securities Fund (a)	6,289,891		$67,868
Bond Market Index Fund (a)	2,481,702		27,199
Core Plus Bond Fund I (a)	5,870,693		65,341
Diversified International Fund (a)	2,626,843		24,587
Diversified Real Asset Fund (a)	1,872,938		21,857
Equity Income Fund (a)	5,725		106
Global Diversified Income Fund (a)	1,643,055		21,606
Global Multi-Strategy Fund (a),(b)	2,152,499		21,826
Global Real Estate Securities Fund (a)	238,863		1,732
High Yield Fund I (a)	2,901,935		30,209
Inflation Protection Fund (a)	4,923,679		43,722
International Emerging Markets Fund (a)	733,920		17,732
International Equity Index Fund (a)	1,308,829		12,277
International Fund I (a)	197,184		2,027
International Value Fund I (a)	2,823,821		26,205
LargeCap Growth Fund (a)	3,415,384		28,279
LargeCap Growth Fund I (a)	6,425,741		60,788
LargeCap S&P 500 Index Fund (a)	3,780,871		34,708
LargeCap Value Fund (a)	2,812,533		27,310
LargeCap Value Fund I (a)	4,909,391		52,923
MidCap Blend Fund (a)	5,109		72
MidCap Growth Fund III (a),(b)	970,382		10,597
MidCap Value Fund I (a)	769,435		10,095
Preferred Securities Fund (a)	1,333,349		12,960
Real Estate Securities Fund (a)	536,002		9,938
Short-Term Income Fund (a)	1,094,539		13,135
SmallCap Growth Fund I (a),(b)	1,063,713		11,743
SmallCap Value Fund II (a)	1,020,740		9,860
			$666,702
TOTAL INVESTMENT COMPANIES			$666,702
Total Investments			$666,702
Other Assets in Excess of Liabilities, Net - 0.35%			$2,337
TOTAL NET ASSETS - 100.00%			$669,039

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$88,225
Unrealized Depreciation	(5,359)
Net Unrealized Appreciation (Depreciation)	$82,866
Cost for federal income tax purposes	$583,836

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	38 .93%
Domestic Equity Funds	38 .33%
International Equity Funds	12 .63%
Specialty Funds	9.76%
Other Assets in Excess of Liabilities, Net	0.35%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2012 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales		Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,011,574	$55,723	345,593	$3,674	67,276		$715	6,289,891	$58,682
Bond Market Index Fund	2,027,272	21,044	459,653	5,039	5,223		57	2,481,702	26,026
Core Plus Bond Fund I	5,491,693	58,282	444,291	4,860	65,291		716	5,870,693	62,426
Diversified International Fund	2,482,017	20,678	175,528	1,579	30,702		277	2,626,843	21,980
Diversified Real Asset Fund	1,750,112	18,458	144,259	1,635	21,433		246	1,872,938	19,847
Equity Income Fund	—	—	5,725	106	—		—	5,725	106
Global Diversified Income Fund	1,539,479	19,470	125,181	1,606	21,605		278	1,643,055	20,798
Global Multi-Strategy Fund	2,150,000	21,500	3,177	32	678		7	2,152,499	21,525
Global Real Estate Securities Fund	191,179	1,402	47,684	325	—		—	238,863	1,727
High Yield Fund I	2,673,076	25,533	257,804	2,626	28,945		303	2,901,935	27,856
Inflation Protection Fund	4,736,769	37,907	241,452	2,103	54,542		475	4,923,679	39,535
International Emerging Markets Fund	728,683	12,932	12,920	288	7,683		174	733,920	13,046
International Equity Index Fund	1,119,135	10,585	203,620	1,849	13,926		127	1,308,829	12,307
International Fund I	140,432	2,151	72,898	720	16,146		159	197,184	2,700
International Value Fund I	2,528,659	23,467	325,519	2,892	30,357		278	2,823,821	26,081
LargeCap Growth Fund	3,291,291	21,384	160,381	1,275	36,288		288	3,415,384	22,371
LargeCap Growth Fund I	5,969,696	44,003	519,352	4,631	63,307		579	6,425,741	48,055
LargeCap S&P 500 Index Fund	3,566,910	24,803	256,622	2,266	42,661		377	3,780,871	26,698
LargeCap Value Fund	2,669,392	21,896	174,080	1,623	30,939		289	2,812,533	23,230
LargeCap Value Fund I	4,645,515	44,894	320,427	3,307	56,551		585	4,909,391	47,616
MidCap Blend Fund	—	—	5,109	72	—		—	5,109	72
MidCap Growth Fund III	977,638	7,084	2,354	26	9,610		100	970,382	7,010
MidCap Value Fund I	770,067	7,303	7,311	92	7,943		100	769,435	7,295
Preferred Securities Fund	1,346,087	12,673	28,432	268	41,170		390	1,333,349	12,552
Real Estate Securities Fund	538,866	4,428	1,195	21	4,059		68	536,002	4,404
Short-Term Income Fund	1,027,518	12,354	85,237	1,016	18,216		217	1,094,539	13,153
SmallCap Growth Fund I	1,010,154	7,650	63,240	625	9,681		101	1,063,713	8,174
SmallCap Value Fund II	1,023,204	8,280	8,770	82	11,234		102	1,020,740	8,260

		$545,884		$44,638			$7,008		$583,532

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Other Investment Companies
Bond & Mortgage Securities Fund		$611			$—	$			—
Bond Market Index Fund		612			—				—
Core Plus Bond Fund I		1,764			—				—
Diversified International Fund		377			—				—
Diversified Real Asset Fund		230			—				343
Equity Income Fund		—			—				—
Global Diversified Income Fund		346			—				66
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		22			—				—
High Yield Fund I		2,269			—				300
Inflation Protection Fund		59			—				—
International Emerging Markets Fund		232			—				—
International Equity Index Fund		295			—				4
International Fund I		30			(12)				—
International Value Fund I		1,129			—				561
LargeCap Growth Fund		85			—				—
LargeCap Growth Fund I		86			—				2,044
LargeCap S&P 500 Index Fund		635			6				—
LargeCap Value Fund		377			—				—
LargeCap Value Fund I		829			—				—
MidCap Blend Fund		—			—				—
MidCap Growth Fund III		—			—				—
MidCap Value Fund I		66			—				—
Preferred Securities Fund		214			1				45
Real Estate Securities Fund		21			23				—
Short-Term Income Fund		75			—				—
SmallCap Growth Fund I		—			—				587
SmallCap Value Fund II		43			—				—
		$10,407			$18	$			3,950
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2020 Fund
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.97%
Bond & Mortgage Securities Fund (a)	46,530,586		$502,065
Bond Market Index Fund (a)	14,497,546		158,893
Core Plus Bond Fund I (a)	39,908,398		444,180
Diversified International Fund (a)	24,520,603		229,513
Diversified Real Asset Fund (a)	12,256,294		143,031
Equity Income Fund (a)	22,555		416
Global Diversified Income Fund (a)	4,811,273		63,268
Global Multi-Strategy Fund (a),(b)	4,839,751		49,075
Global Real Estate Securities Fund (a)	1,735,267		12,581
High Yield Fund I (a)	26,635,441		277,275
Inflation Protection Fund (a)	4,746,358		42,148
International Emerging Markets Fund (a)	6,030,280		145,692
International Equity Index Fund (a)	9,139,032		85,724
International Fund I (a)	14,030,390		144,232
International Value Fund I (a)	24,849,263		230,601
LargeCap Growth Fund (a)	29,340,251		242,937
LargeCap Growth Fund I (a)	57,102,402		540,189
LargeCap S&P 500 Index Fund (a)	33,543,331		307,928
LargeCap Value Fund (a)	25,879,681		251,292
LargeCap Value Fund I (a)	45,093,992		486,113
MidCap Blend Fund (a)	13,827		195
MidCap Growth Fund III (a),(b)	9,195,421		100,414
MidCap Value Fund I (a)	6,908,936		90,645
Preferred Securities Fund (a)	13,050,845		126,854
Real Estate Securities Fund (a)	11,063,063		205,109
SmallCap Growth Fund I (a),(b)	9,976,061		110,136
SmallCap Value Fund II (a)	10,340,587		99,890
			$5,090,396
TOTAL INVESTMENT COMPANIES			$5,090,396
Total Investments			$5,090,396
Other Assets in Excess of Liabilities, Net - 0.03%			$1,427
TOTAL NET ASSETS - 100.00%			$5,091,823

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$420,378
Unrealized Depreciation	(349,175)
Net Unrealized Appreciation (Depreciation)	$71,203
Cost for federal income tax purposes	$5,019,193

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47 .83%
Fixed Income Funds	30 .47%
International Equity Funds	16 .66%
Specialty Funds	5.01%
Other Assets in Excess of Liabilities, Net	0.03%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2012 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	46,112,420	$494,694	916,394	$9,740	498,228	$5,302	46,530,586	$499,132
Bond Market Index Fund	13,401,800	136,628	1,112,398	12,146	16,652	181	14,497,546	148,593
Core Plus Bond Fund I	38,779,792	412,432	1,613,978	17,529	485,372	5,305	39,908,398	424,652
Diversified International Fund	24,133,903	354,106	774,321	6,917	387,621	3,496	24,520,603	357,517
Diversified Real Asset Fund	11,914,117	123,244	511,884	5,731	169,707	1,934	12,256,294	127,036
Equity Income Fund	—	—	22,555	418	—	—	22,555	418
Global Diversified Income Fund	4,716,932	63,695	194,723	2,499	100,382	1,289	4,811,273	64,901
Global Multi-Strategy Fund	4,825,000	48,250	17,231	174	2,480	25	4,839,751	48,399
Global Real Estate Securities Fund	1,387,821	10,240	347,446	2,383	—	—	1,735,267	12,623
High Yield Fund I	24,664,844	245,920	2,351,409	23,941	380,812	3,937	26,635,441	265,918
Inflation Protection Fund	4,713,637	38,183	111,504	973	78,783	686	4,746,358	38,478
International Emerging Markets Fund	6,021,308	152,790	105,417	2,346	96,445	2,154	6,030,280	152,958
International Equity Index Fund	8,482,692	79,815	834,476	7,536	178,136	1,621	9,139,032	85,734
International Fund I	13,794,019	182,669	438,372	4,266	202,001	1,986	14,030,390	184,918
International Value Fund I	23,124,444	212,293	2,110,706	18,478	385,887	3,495	24,849,263	227,273
LargeCap Growth Fund	29,301,270	211,000	434,972	3,448	395,991	3,131	29,340,251	211,317
LargeCap Growth Fund I	54,904,839	438,478	2,886,568	25,195	689,005	6,252	57,102,402	457,433
LargeCap S&P 500 Index Fund	32,892,910	312,550	1,116,332	9,798	465,911	4,126	33,543,331	318,245
LargeCap Value Fund	25,510,184	248,024	705,452	6,549	335,955	3,147	25,879,681	251,426
LargeCap Value Fund I	44,359,999	471,306	1,341,961	13,772	607,968	6,291	45,093,992	478,787
MidCap Blend Fund	—	—	13,827	195	—	—	13,827	195
MidCap Growth Fund III	9,277,019	79,061	25,552	279	107,150	1,102	9,195,421	78,237
MidCap Value Fund I	6,927,672	79,674	69,405	872	88,141	1,103	6,908,936	79,443
Preferred Securities Fund	13,139,097	139,191	278,773	2,630	367,025	3,464	13,050,845	138,265
Real Estate Securities Fund	11,168,286	178,718	24,763	435	129,986	2,256	11,063,063	176,867
SmallCap Growth Fund I	9,497,098	95,079	583,925	5,759	104,962	1,096	9,976,061	99,776
SmallCap Value Fund II	10,387,855	81,815	73,172	677	120,440	1,097	10,340,587	81,395

		$4,889,855		$184,686		$64,476		$5,009,936

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$4,605			$—			$—
Bond Market Index Fund		3,737			—			—
Core Plus Bond Fund I		12,198			(4)			—
Diversified International Fund		3,585			(10)			—
Diversified Real Asset Fund		1,535			(5)			2,289
Equity Income Fund		—			—			—
Global Diversified Income Fund		1,034			(4)			197
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		157			—			—
High Yield Fund I		20,952			(6)			2,767
Inflation Protection Fund		58			8			—
International Emerging Markets Fund		1,914			(24)			—
International Equity Index Fund		2,129			4			33
International Fund I		2,379			(31)			—
International Value Fund I		10,117			(3)			5,029
LargeCap Growth Fund		737			—			—
LargeCap Growth Fund I		778			12			18,463
LargeCap S&P 500 Index Fund		5,730			23			—
LargeCap Value Fund		3,525			—			—
LargeCap Value Fund I		7,749			—			—
MidCap Blend Fund		—			—			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		593			—			—
Preferred Securities Fund		2,103			(92)			443
Real Estate Securities Fund		435			(30)			—
SmallCap Growth Fund I		—			34			5,523
SmallCap Value Fund II		440			—			—
		$86,490			$(129)			$34,744
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2025 Fund
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.96%
Bond & Mortgage Securities Fund (a)	5,346,151		$57,685
Bond Market Index Fund (a)	2,100,428		23,021
Core Plus Bond Fund I (a)	5,021,952		55,894
Diversified International Fund (a)	3,906,391		36,564
Diversified Real Asset Fund (a)	1,606,494		18,748
Global Diversified Income Fund (a)	4,135		54
Global Multi-Strategy Fund (a),(b)	1,655,839		16,790
Global Real Estate Securities Fund (a)	1,190,688		8,632
High Yield Fund I (a)	5,528,965		57,557
Inflation Protection Fund (a)	185,885		1,651
International Emerging Markets Fund (a)	1,037,929		25,076
International Equity Index Fund (a)	1,987,619		18,644
International Fund I (a)	1,642,969		16,890
International Value Fund I (a)	4,711,214		43,720
LargeCap Growth Fund (a)	4,972,129		41,169
LargeCap Growth Fund I (a)	9,102,680		86,111
LargeCap S&P 500 Index Fund (a)	6,326,148		58,074
LargeCap Value Fund (a)	4,388,157		42,609
LargeCap Value Fund I (a)	7,748,420		83,528
MidCap Blend Fund (a)	2,511		35
MidCap Growth Fund III (a),(b)	1,414,737		15,449
MidCap Value Fund I (a)	1,124,081		14,748
Preferred Securities Fund (a)	1,568,494		15,246
Real Estate Securities Fund (a)	1,484,047		27,514
SmallCap Growth Fund I (a),(b)	1,538,468		16,985
SmallCap Value Fund II (a)	1,489,224		14,386
			$796,780
TOTAL INVESTMENT COMPANIES			$796,780
Total Investments			$796,780
Other Assets in Excess of Liabilities, Net - 0.04%			$309
TOTAL NET ASSETS - 100.00%			$797,089

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$111,828
Unrealized Depreciation	(12,256)
Net Unrealized Appreciation (Depreciation)	$99,572
Cost for federal income tax purposes	$697,208

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50 .25%
Fixed Income Funds	26 .48%
International Equity Funds	18 .76%
Specialty Funds	4.47%
Other Assets in Excess of Liabilities, Net	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2012 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales		Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	5,064,746	$47,486	312,608	$3,325	31,203		$331	5,346,151	$50,480
Bond Market Index Fund	1,673,051	17,392	427,377	4,690	—		—	2,100,428	22,082
Core Plus Bond Fund I	4,655,901	49,694	396,373	4,340	30,322		332	5,021,952	53,702
Diversified International Fund	3,598,821	30,768	341,015	3,068	33,445		305	3,906,391	33,531
Diversified Real Asset Fund	1,479,813	15,666	137,828	1,563	11,147		128	1,606,494	17,101
Global Diversified Income Fund	—	—	4,135	54	—		—	4,135	54
Global Multi-Strategy Fund	1,650,000	16,500	5,839	59	—		—	1,655,839	16,559
Global Real Estate Securities Fund	913,416	6,703	277,272	1,891	—		—	1,190,688	8,594
High Yield Fund I	5,231,229	53,888	502,456	5,117	204,720		2,121	5,528,965	56,884
Inflation Protection Fund	—	—	185,885	1,618	—		—	185,885	1,618
International Emerging Markets Fund	1,023,956	18,995	21,893	494	7,920		179	1,037,929	19,310
International Equity Index Fund	1,567,346	15,162	420,273	3,812	—		—	1,987,619	18,974
International Fund I	1,487,273	14,949	173,223	1,702	17,527		173	1,642,969	16,481
International Value Fund I	4,147,982	40,166	596,376	5,310	33,144		305	4,711,214	45,171
LargeCap Growth Fund	4,716,333	30,840	290,265	2,310	34,469		273	4,972,129	32,877
LargeCap Growth Fund I	8,320,420	61,384	842,140	7,538	59,880		548	9,102,680	68,374
LargeCap S&P 500 Index Fund	5,907,913	44,045	458,664	4,051	40,429		358	6,326,148	47,739
LargeCap Value Fund	4,112,028	34,051	305,388	2,848	29,259		273	4,388,157	36,626
LargeCap Value Fund I	7,236,899	70,590	564,373	5,831	52,852		548	7,748,420	75,873
MidCap Blend Fund	—	—	2,511	35	—		—	2,511	35
MidCap Growth Fund III	1,344,098	10,036	79,807	830	9,168		94	1,414,737	10,772
MidCap Value Fund I	1,057,892	10,256	73,763	924	7,574		94	1,124,081	11,086
Preferred Securities Fund	1,539,655	14,577	43,956	418	15,117		143	1,568,494	14,852
Real Estate Securities Fund	1,492,996	13,903	3,310	58	12,259		211	1,484,047	13,772
SmallCap Growth Fund I	1,387,165	10,545	160,572	1,641	9,269		97	1,538,468	12,089
SmallCap Value Fund II	1,403,935	11,361	96,001	873	10,712		97	1,489,224	12,137

		$638,957		$64,400			$6,610		$696,773

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Other Investment Companies
Bond & Mortgage Securities Fund		$516			$—	$			—
Bond Market Index Fund		514			—				—
Core Plus Bond Fund I		1,503			—				—
Diversified International Fund		556			—				—
Diversified Real Asset Fund		196			—				292
Global Diversified Income Fund		—			—				—
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		108			—				—
High Yield Fund I		4,443			—				587
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		326			—				—
International Equity Index Fund		437			—				7
International Fund I		270			3				—
International Value Fund I		1,870			—				927
LargeCap Growth Fund		122			—				—
LargeCap Growth Fund I		121			—				2,871
LargeCap S&P 500 Index Fund		1,057			1				—
LargeCap Value Fund		585			—				—
LargeCap Value Fund I		1,302			—				—
MidCap Blend Fund		—			—				—
MidCap Growth Fund III		—			—				—
MidCap Value Fund I		94			—				—
Preferred Securities Fund		249			—				52
Real Estate Securities Fund		58			22				—
SmallCap Growth Fund I		—			—				830
SmallCap Value Fund II		62			—				—
		$14,389			$26	$			5,566
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2030 Fund
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.97%
Bond & Mortgage Securities Fund (a)	24,055,383		$259,558
Bond Market Index Fund (a)	8,722,949		95,603
Core Plus Bond Fund I (a)	21,478,968		239,061
Diversified International Fund (a)	23,960,643		224,272
Diversified Real Asset Fund (a)	8,854,222		103,329
Global Multi-Strategy Fund (a),(b)	4,061,462		41,183
Global Real Estate Securities Fund (a)	2,966,389		21,506
High Yield Fund I (a)	34,874,164		363,040
Inflation Protection Fund (a)	959,212		8,518
International Emerging Markets Fund (a)	7,127,589		172,202
International Equity Index Fund (a)	12,528,455		117,517
International Fund I (a)	15,207,308		156,331
International Value Fund I (a)	27,956,048		259,432
LargeCap Growth Fund (a)	31,362,038		259,678
LargeCap Growth Fund I (a)	55,077,087		521,029
LargeCap S&P 500 Index Fund (a)	33,932,229		311,498
LargeCap Value Fund (a)	26,430,709		256,642
LargeCap Value Fund I (a)	47,444,862		511,456
MidCap Growth Fund III (a),(b)	9,673,638		105,636
MidCap Value Fund I (a)	7,759,467		101,804
Preferred Securities Fund (a)	12,783,058		124,251
Real Estate Securities Fund (a)	11,746,070		217,772
SmallCap Growth Fund I (a),(b)	10,379,415		114,589
SmallCap Value Fund II (a)	10,395,503		100,421
			$4,686,328
TOTAL INVESTMENT COMPANIES			$4,686,328
Total Investments			$4,686,328
Other Assets in Excess of Liabilities, Net - 0.03%			$1,372
TOTAL NET ASSETS - 100.00%			$4,687,700

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$437,648
Unrealized Depreciation	(353,486)
Net Unrealized Appreciation (Depreciation)	$84,162
Cost for federal income tax purposes	$4,602,166

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53 .35%
Fixed Income Funds	23 .25%
International Equity Funds	20 .29%
Specialty Funds	3.08%
Other Assets in Excess of Liabilities, Net	0.03%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2012 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	23,665,173	$253,211	668,943	$7,111	278,733	$2,968	24,055,383	$257,354
Bond Market Index Fund	8,391,425	85,506	429,928	4,678	98,404	1,071	8,722,949	89,117
Core Plus Bond Fund I	20,704,517	220,428	1,046,903	11,401	272,452	2,968	21,478,968	228,859
Diversified International Fund	23,346,108	343,020	1,010,470	9,050	395,935	3,562	23,960,643	348,499
Diversified Real Asset Fund	8,539,447	89,515	427,665	4,804	112,890	1,284	8,854,222	93,036
Global Multi-Strategy Fund	4,040,000	40,400	21,959	222	497	5	4,061,462	40,617
Global Real Estate Securities Fund	2,275,517	16,800	690,872	4,724	—	—	2,966,389	21,524
High Yield Fund I	32,405,390	332,266	3,686,428	37,778	1,217,654	12,541	34,874,164	357,516
Inflation Protection Fund	—	—	960,132	8,355	920	8	959,212	8,347
International Emerging Markets Fund	6,970,039	169,641	253,987	5,703	96,437	2,140	7,127,589	173,200
International Equity Index Fund	12,084,731	117,149	622,895	5,593	179,171	1,625	12,528,455	121,125
International Fund I	14,824,217	194,299	595,193	5,806	212,102	2,079	15,207,308	198,018
International Value Fund I	25,785,465	242,893	2,566,991	22,561	396,408	3,562	27,956,048	261,889
LargeCap Growth Fund	31,066,265	225,224	685,595	5,448	389,822	3,075	31,362,038	227,597
LargeCap Growth Fund I	52,533,707	408,693	3,226,388	28,380	683,008	6,161	55,077,087	430,889
LargeCap S&P 500 Index Fund	33,000,026	309,210	1,379,696	12,117	447,493	3,964	33,932,229	317,377
LargeCap Value Fund	25,849,547	252,352	909,221	8,434	328,059	3,079	26,430,709	257,736
LargeCap Value Fund I	46,304,516	492,167	1,735,478	17,820	595,132	6,158	47,444,862	503,830
MidCap Growth Fund III	9,593,242	83,197	186,510	1,949	106,114	1,088	9,673,638	84,057
MidCap Value Fund I	7,638,002	89,270	208,452	2,611	86,987	1,089	7,759,467	90,792
Preferred Securities Fund	12,430,879	127,153	527,392	4,993	175,213	1,650	12,783,058	130,492
Real Estate Securities Fund	11,879,636	174,187	26,374	464	159,940	2,795	11,746,070	171,854
SmallCap Growth Fund I	9,739,548	93,715	744,319	7,445	104,452	1,084	10,379,415	100,076
SmallCap Value Fund II	10,275,829	81,068	238,427	2,168	118,753	1,084	10,395,503	82,151

		$4,441,364		$219,615		$65,040		$4,595,952

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$2,374			$—			$—
Bond Market Index Fund		2,295			4			—
Core Plus Bond Fund I		6,558			(2)			—
Diversified International Fund		3,501			(9)			—
Diversified Real Asset Fund		1,107			1			1,651
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		269			—			—
High Yield Fund I		27,891			13			3,680
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		2,250			(4)			—
International Equity Index Fund		2,956			8			46
International Fund I		2,577			(8)			—
International Value Fund I		11,365			(3)			5,647
LargeCap Growth Fund		787			—			—
LargeCap Growth Fund I		749			(23)			17,777
LargeCap S&P 500 Index Fund		5,790			14			—
LargeCap Value Fund		3,596			29			—
LargeCap Value Fund I		8,143			1			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		662			—			—
Preferred Securities Fund		2,031			(4)			425
Real Estate Securities Fund		464			(2)			—
SmallCap Growth Fund I		—			—			5,718
SmallCap Value Fund II		440			(1)			—
		$85,805			$13			$34,944
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2035 Fund
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.94%
Bond & Mortgage Securities Fund (a)	1,950,592		$21,047
Bond Market Index Fund (a)	607,538		6,659
Core Plus Bond Fund I (a)	1,808,204		20,125
Diversified International Fund (a)	2,981,867		27,910
Diversified Real Asset Fund (a)	778,749		9,088
Global Multi-Strategy Fund (a),(b)	765,859		7,766
Global Real Estate Securities Fund (a)	1,320,222		9,572
High Yield Fund I (a)	3,373,405		35,117
Inflation Protection Fund (a)	120,348		1,069
International Emerging Markets Fund (a)	902,444		21,803
International Equity Index Fund (a)	1,452,068		13,620
International Fund I (a)	1,555,009		15,986
International Value Fund I (a)	3,394,872		31,504
LargeCap Growth Fund (a)	3,821,347		31,641
LargeCap Growth Fund I (a)	6,548,461		61,948
LargeCap S&P 500 Index Fund (a)	4,145,474		38,055
LargeCap Value Fund (a)	3,222,517		31,291
LargeCap Value Fund I (a)	5,516,590		59,469
MidCap Growth Fund III (a),(b)	1,091,328		11,917
MidCap Value Fund I (a)	870,130		11,416
Preferred Securities Fund (a)	1,352,261		13,144
Real Estate Securities Fund (a)	946,378		17,546
SmallCap Growth Fund I (a),(b)	1,164,934		12,861
SmallCap Value Fund II (a)	1,133,264		10,947
			$521,501
TOTAL INVESTMENT COMPANIES			$521,501
Total Investments			$521,501
Other Assets in Excess of Liabilities, Net - 0.06%			$306
TOTAL NET ASSETS - 100.00%			$521,807

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$74,614
Unrealized Depreciation	(9,302)
Net Unrealized Appreciation (Depreciation)	$65,312
Cost for federal income tax purposes	$456,189

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55 .01%
International Equity Funds	23 .07%
Fixed Income Funds	18 .63%
Specialty Funds	3.23%
Other Assets in Excess of Liabilities, Net	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2012 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales		Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,820,777	$16,953	142,978	$1,521	13,163		$140	1,950,592	$18,334
Bond Market Index Fund	542,019	5,646	70,089	767	4,570		49	607,538	6,364
Core Plus Bond Fund I	1,649,285	17,626	171,773	1,884	12,854		139	1,808,204	19,371
Diversified International Fund	2,709,736	22,593	299,183	2,705	27,052		246	2,981,867	25,052
Diversified Real Asset Fund	705,612	7,488	79,271	902	6,134		69	778,749	8,321
Global Multi-Strategy Fund	760,000	7,600	5,859	59	—		—	765,859	7,659
Global Real Estate Securities Fund	1,041,195	7,703	279,027	1,910	—		—	1,320,222	9,613
High Yield Fund I	2,988,956	30,310	507,071	5,264	122,622		1,265	3,373,405	34,309
Inflation Protection Fund	—	—	120,348	1,047	—		—	120,348	1,047
International Emerging Markets Fund	835,126	16,013	73,907	1,678	6,589		148	902,444	17,543
International Equity Index Fund	1,312,433	12,982	151,737	1,380	12,102		110	1,452,068	14,252
International Fund I	1,410,907	15,047	158,277	1,563	14,175		141	1,555,009	16,469
International Value Fund I	2,943,353	28,574	478,557	4,294	27,038		245	3,394,872	32,623
LargeCap Growth Fund	3,595,878	23,645	251,980	2,012	26,511		210	3,821,347	25,447
LargeCap Growth Fund I	5,914,314	43,300	680,407	6,131	46,260		420	6,548,461	49,011
LargeCap S&P 500 Index Fund	3,805,336	28,170	371,253	3,288	31,115		276	4,145,474	31,181
LargeCap Value Fund	2,988,489	24,736	256,349	2,394	22,321		210	3,222,517	26,920
LargeCap Value Fund I	5,087,984	49,373	469,103	4,858	40,497		420	5,516,590	53,811
MidCap Growth Fund III	1,026,507	7,809	71,988	753	7,167		74	1,091,328	8,488
MidCap Value Fund I	810,364	7,979	65,651	825	5,885		74	870,130	8,730
Preferred Securities Fund	1,233,732	11,871	130,259	1,234	11,730		111	1,352,261	12,994
Real Estate Securities Fund	955,171	10,067	2,120	37	10,913		190	946,378	9,914
SmallCap Growth Fund I	1,043,299	7,990	128,713	1,323	7,078		74	1,164,934	9,239
SmallCap Value Fund II	1,060,084	8,680	81,243	741	8,063		75	1,133,264	9,346

		$412,155		$48,570			$4,686		$456,038

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Other Investment Companies
Bond & Mortgage Securities Fund		$187			$—	$			—
Bond Market Index Fund		154			—				—
Core Plus Bond Fund I		539			—				—
Diversified International Fund		424			—				—
Diversified Real Asset Fund		95			—				141
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		122			—				—
High Yield Fund I		2,662			—				351
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		279			—				—
International Equity Index Fund		334			—				5
International Fund I		257			—				—
International Value Fund I		1,345			—				668
LargeCap Growth Fund		94			—				—
LargeCap Growth Fund I		87			—				2,063
LargeCap S&P 500 Index Fund		691			(1)				—
LargeCap Value Fund		429			—				—
LargeCap Value Fund I		925			—				—
MidCap Growth Fund III		—			—				—
MidCap Value Fund I		72			—				—
Preferred Securities Fund		210			—				44
Real Estate Securities Fund		37			—				—
SmallCap Growth Fund I		—			—				629
SmallCap Value Fund II		47			—				—
		$8,990			$(1)	$			3,901
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2040 Fund
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.96%
Bond & Mortgage Securities Fund (a)	7,104,280		$76,655
Bond Market Index Fund (a)	2,602,433		28,523
Core Plus Bond Fund I (a)	6,833,574		76,058
Diversified International Fund (a)	17,911,557		167,652
Diversified Real Asset Fund (a)	4,099,443		47,840
Global Multi-Strategy Fund (a),(b)	2,233,125		22,644
Global Real Estate Securities Fund (a)	7,341,471		53,226
High Yield Fund I (a)	16,756,617		174,436
International Emerging Markets Fund (a)	4,947,041		119,521
International Equity Index Fund (a)	8,902,344		83,504
International Fund I (a)	10,611,507		109,086
International Value Fund I (a)	19,645,023		182,306
LargeCap Growth Fund (a)	21,071,128		174,469
LargeCap Growth Fund I (a)	36,480,007		345,101
LargeCap S&P 500 Index Fund (a)	22,769,675		209,026
LargeCap Value Fund (a)	17,799,014		172,828
LargeCap Value Fund I (a)	31,455,106		339,086
MidCap Growth Fund III (a),(b)	6,203,205		67,739
MidCap Value Fund I (a)	5,038,861		66,110
Preferred Securities Fund (a)	7,410,425		72,029
Real Estate Securities Fund (a)	5,047,807		93,586
SmallCap Growth Fund I (a),(b)	6,265,114		69,167
SmallCap Value Fund II (a)	6,927,277		66,917
			$2,817,509
TOTAL INVESTMENT COMPANIES			$2,817,509
Total Investments			$2,817,509
Other Assets in Excess of Liabilities, Net - 0.04%			$1,040
TOTAL NET ASSETS - 100.00%			$2,818,549

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$283,304
Unrealized Depreciation	(216,936)
Net Unrealized Appreciation (Depreciation)	$66,368
Cost for federal income tax purposes	$2,751,141

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56 .90%
International Equity Funds	25 .38%
Fixed Income Funds	15 .18%
Specialty Funds	2.50%
Other Assets in Excess of Liabilities, Net	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2012 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,940,236	$73,864	248,329	$2,641	84,285	$897	7,104,280	$75,608
Bond Market Index Fund	2,481,315	25,358	151,645	1,653	30,527	334	2,602,433	26,678
Core Plus Bond Fund I	6,544,132	69,484	371,780	4,055	82,338	898	6,833,574	72,641
Diversified International Fund	17,320,409	238,635	852,885	7,639	261,737	2,360	17,911,557	243,911
Diversified Real Asset Fund	3,924,329	40,978	227,660	2,563	52,546	599	4,099,443	42,942
Global Multi-Strategy Fund	2,217,000	22,170	16,125	163	—	—	2,233,125	22,333
Global Real Estate Securities Fund	6,680,240	50,522	661,231	4,508	—	—	7,341,471	55,030
High Yield Fund I	15,136,526	152,841	1,820,954	18,696	200,863	2,060	16,756,617	169,477
International Emerging Markets Fund	4,803,587	112,446	207,679	4,666	64,225	1,430	4,947,041	115,680
International Equity Index Fund	8,527,410	83,445	491,909	4,421	116,975	1,064	8,902,344	86,805
International Fund I	10,266,999	133,688	483,154	4,718	138,646	1,362	10,611,507	137,044
International Value Fund I	17,984,302	169,497	1,922,538	16,943	261,817	2,359	19,645,023	184,078
LargeCap Growth Fund	20,735,039	148,343	586,319	4,655	250,230	1,978	21,071,128	151,019
LargeCap Growth Fund I	34,554,020	264,718	2,361,550	20,858	435,563	3,937	36,480,007	281,640
LargeCap S&P 500 Index Fund	21,987,668	195,652	1,070,672	9,405	288,665	2,558	22,769,675	202,487
LargeCap Value Fund	17,290,228	165,439	719,400	6,673	210,614	1,977	17,799,014	170,141
LargeCap Value Fund I	30,484,194	320,300	1,351,276	13,882	380,364	3,938	31,455,106	330,246
MidCap Growth Fund III	6,112,278	53,105	157,221	1,639	66,294	682	6,203,205	54,062
MidCap Value Fund I	4,928,000	57,134	165,255	2,067	54,394	681	5,038,861	58,520
Preferred Securities Fund	7,156,235	71,806	359,994	3,408	105,804	997	7,410,425	74,215
Real Estate Securities Fund	5,137,278	82,520	11,390	200	100,861	1,762	5,047,807	80,958
SmallCap Growth Fund I	5,842,106	53,940	488,536	4,911	65,528	680	6,265,114	58,171
SmallCap Value Fund II	6,807,685	53,810	194,210	1,762	74,618	681	6,927,277	54,895

		$2,639,695		$142,126		$33,234		$2,748,581

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$699			$—			$—
Bond Market Index Fund		682			1			—
Core Plus Bond Fund I		2,080			—			—
Diversified International Fund		2,608			(3)			—
Diversified Real Asset Fund		511			—			762
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		708			—			—
High Yield Fund I		13,075			—			1,725
International Emerging Markets Fund		1,557			(2)			—
International Equity Index Fund		2,094			3			33
International Fund I		1,792			—			—
International Value Fund I		7,959			(3)			3,953
LargeCap Growth Fund		527			(1)			—
LargeCap Growth Fund I		495			1			11,732
LargeCap S&P 500 Index Fund		3,873			(12)			—
LargeCap Value Fund		2,414			6			—
LargeCap Value Fund I		5,381			2			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		428			—			—
Preferred Securities Fund		1,175			(2)			246
Real Estate Securities Fund		200			—			—
SmallCap Growth Fund I		—			—			3,442
SmallCap Value Fund II		293			4			—
		$48,551			$(6)			$21,893
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2045 Fund
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.70%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.70%
Bond & Mortgage Securities Fund (a)	534,417		$5,766
Bond Market Index Fund (a)	162,701		1,783
Core Plus Bond Fund I (a)	495,856		5,519
Diversified International Fund (a)	1,724,287		16,139
Diversified Real Asset Fund (a)	313,640		3,660
Global Multi-Strategy Fund (a),(b)	173,172		1,756
Global Real Estate Securities Fund (a)	884,556		6,413
High Yield Fund I (a)	1,313,286		13,671
International Emerging Markets Fund (a)	478,095		11,551
International Equity Index Fund (a)	805,360		7,554
International Fund I (a)	1,063,355		10,931
International Value Fund I (a)	1,968,948		18,272
LargeCap Growth Fund (a)	2,022,522		16,747
LargeCap Growth Fund I (a)	3,422,598		32,378
LargeCap S&P 500 Index Fund (a)	2,158,971		19,819
LargeCap Value Fund (a)	1,718,514		16,687
LargeCap Value Fund I (a)	2,909,283		31,362
MidCap Growth Fund III (a),(b)	557,267		6,085
MidCap Value Fund I (a)	445,631		5,847
Preferred Securities Fund (a)	626,277		6,088
Real Estate Securities Fund (a)	389,216		7,216
SmallCap Growth Fund I (a),(b)	592,449		6,541
SmallCap Value Fund II (a)	583,654		5,638
			$257,423
TOTAL INVESTMENT COMPANIES			$257,423
Total Investments			$257,423
Other Assets in Excess of Liabilities, Net - 0.30%			$772
TOTAL NET ASSETS - 100.00%			$258,195

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$33,418
Unrealized Depreciation	(5,263)
Net Unrealized Appreciation (Depreciation)	$28,155
Cost for federal income tax purposes	$229,268

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57 .44%
International Equity Funds	27 .44%
Fixed Income Funds	12 .72%
Specialty Funds	2.10%
Other Assets in Excess of Liabilities, Net	0.30%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2012 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales		Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	491,481	$4,744	44,589	$474	1,653		$17	534,417	$5,201
Bond Market Index Fund	142,885	1,495	20,378	223	562		6	162,701	1,712
Core Plus Bond Fund I	446,000	4,807	51,422	564	1,566		17	495,856	5,354
Diversified International Fund	1,528,648	13,445	202,891	1,827	7,252		66	1,724,287	15,206
Diversified Real Asset Fund	276,692	2,966	38,176	434	1,228		14	313,640	3,386
Global Multi-Strategy Fund	170,000	1,700	3,172	32	—		—	173,172	1,732
Global Real Estate Securities Fund	703,949	5,230	180,607	1,230	—		—	884,556	6,460
High Yield Fund I	1,110,546	11,059	207,124	2,157	4,384		45	1,313,286	13,171
International Emerging Markets Fund	430,061	8,658	49,825	1,127	1,791		41	478,095	9,744
International Equity Index Fund	708,408	7,310	100,214	909	3,262		29	805,360	8,190
International Fund I	956,254	9,734	110,958	1,090	3,857		38	1,063,355	10,786
International Value Fund I	1,670,830	16,679	305,314	2,744	7,196		65	1,968,948	19,358
LargeCap Growth Fund	1,863,805	12,495	165,453	1,315	6,736		54	2,022,522	13,756
LargeCap Growth Fund I	3,021,429	22,662	412,826	3,725	11,657		107	3,422,598	26,280
LargeCap S&P 500 Index Fund	1,936,023	14,732	230,761	2,036	7,813		70	2,158,971	16,698
LargeCap Value Fund	1,560,573	13,055	163,649	1,521	5,708		53	1,718,514	14,523
LargeCap Value Fund I	2,621,871	25,631	297,698	3,072	10,286		108	2,909,283	28,595
MidCap Growth Fund III	512,895	4,007	46,159	480	1,787		19	557,267	4,468
MidCap Value Fund I	405,791	4,087	41,313	516	1,473		19	445,631	4,584
Preferred Securities Fund	552,289	5,390	76,778	728	2,790		27	626,277	6,091
Real Estate Securities Fund	391,098	4,250	868	15	2,750		47	389,216	4,218
SmallCap Growth Fund I	520,046	4,084	74,156	764	1,753		18	592,449	4,830
SmallCap Value Fund II	533,742	4,414	51,938	470	2,026		18	583,654	4,866

		$202,634		$27,453			$878		$229,209

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Other Investment Companies
Bond & Mortgage Securities Fund		$51			$—	$			—
Bond Market Index Fund		41			—				—
Core Plus Bond Fund I		148			—				—
Diversified International Fund		244			—				—
Diversified Real Asset Fund		38			—				57
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		83			—				—
High Yield Fund I		1,002			—				132
International Emerging Markets Fund		147			—				—
International Equity Index Fund		184			—				3
International Fund I		175			—				—
International Value Fund I		776			—				385
LargeCap Growth Fund		49			—				—
LargeCap Growth Fund I		45			—				1,071
LargeCap S&P 500 Index Fund		358			—				—
LargeCap Value Fund		228			—				—
LargeCap Value Fund I		485			—				—
MidCap Growth Fund III		—			—				—
MidCap Value Fund I		37			—				—
Preferred Securities Fund		96			—				20
Real Estate Securities Fund		15			—				—
SmallCap Growth Fund I		—			—				318
SmallCap Value Fund II		24			—				—
		$4,226			$—	$			1,986
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2050 Fund
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.97%
Bond & Mortgage Securities Fund (a)	1,147,942		$12,386
Bond Market Index Fund (a)	364,173		3,992
Core Plus Bond Fund I (a)	1,104,494		12,293
Diversified International Fund (a)	8,272,981		77,435
Diversified Real Asset Fund (a)	1,399,638		16,334
Global Multi-Strategy Fund (a),(b)	979,505		9,932
Global Real Estate Securities Fund (a)	2,691,615		19,514
High Yield Fund I (a)	5,659,942		58,920
International Emerging Markets Fund (a)	2,386,320		57,654
International Equity Index Fund (a)	4,457,374		41,810
International Fund I (a)	4,948,113		50,867
International Value Fund I (a)	9,576,993		88,875
LargeCap Growth Fund (a)	9,314,363		77,123
LargeCap Growth Fund I (a)	16,265,992		153,876
LargeCap S&P 500 Index Fund (a)	9,886,082		90,754
LargeCap Value Fund (a)	7,888,538		76,598
LargeCap Value Fund I (a)	14,007,343		150,999
MidCap Growth Fund III (a),(b)	2,615,861		28,565
MidCap Value Fund I (a)	2,209,235		28,985
Preferred Securities Fund (a)	2,893,916		28,129
Real Estate Securities Fund (a)	2,363,223		43,814
SmallCap Growth Fund I (a),(b)	2,636,500		29,107
SmallCap Value Fund II (a)	3,027,870		29,249
			$1,187,211
TOTAL INVESTMENT COMPANIES			$1,187,211
Total Investments			$1,187,211
Other Assets in Excess of Liabilities, Net - 0.03%			$415
TOTAL NET ASSETS - 100.00%			$1,187,626

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$126,854
Unrealized Depreciation	(95,961)
Net Unrealized Appreciation (Depreciation)	$30,893
Cost for federal income tax purposes	$1,156,318

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59 .70%
International Equity Funds	28 .30%
Fixed Income Funds	9.75%
Specialty Funds	2.22%
Other Assets in Excess of Liabilities, Net	0.03%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2012 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,114,716	$11,902	50,192	$534	16,966	$180	1,147,942	$12,256
Bond Market Index Fund	347,944	3,589	22,230	243	6,001	66	364,173	3,766
Core Plus Bond Fund I	1,051,286	10,990	69,727	761	16,519	180	1,104,494	11,571
Diversified International Fund	7,960,135	107,023	459,970	4,125	147,124	1,326	8,272,981	109,822
Diversified Real Asset Fund	1,335,123	13,860	84,629	954	20,114	229	1,399,638	14,585
Global Multi-Strategy Fund	970,000	9,700	9,640	96	135	—	979,505	9,796
Global Real Estate Securities Fund	2,358,627	17,651	332,988	2,274	—	—	2,691,615	19,925
High Yield Fund I	5,106,958	52,299	619,199	6,355	66,215	685	5,659,942	57,968
International Emerging Markets Fund	2,308,135	55,248	114,826	2,583	36,641	819	2,386,320	57,011
International Equity Index Fund	4,255,953	42,628	268,012	2,411	66,591	606	4,457,374	44,434
International Fund I	4,771,524	59,741	253,151	2,474	76,562	753	4,948,113	61,462
International Value Fund I	8,736,505	82,407	986,669	8,709	146,181	1,326	9,576,993	89,789
LargeCap Growth Fund	9,138,834	63,680	303,693	2,413	128,164	1,013	9,314,363	65,080
LargeCap Growth Fund I	15,352,684	117,982	1,136,880	10,073	223,572	2,033	16,265,992	126,022
LargeCap S&P 500 Index Fund	9,510,124	84,652	523,941	4,610	147,983	1,311	9,886,082	87,947
LargeCap Value Fund	7,637,491	71,968	359,578	3,341	108,531	1,016	7,888,538	74,293
LargeCap Value Fund I	13,526,848	141,409	676,926	6,967	196,431	2,029	14,007,343	146,348
MidCap Growth Fund III	2,564,496	20,614	85,678	894	34,313	354	2,615,861	21,154
MidCap Value Fund I	2,151,278	24,255	86,216	1,081	28,259	354	2,209,235	24,982
Preferred Securities Fund	2,778,417	28,640	167,509	1,587	52,010	490	2,893,916	29,737
Real Estate Securities Fund	2,409,912	39,092	5,325	94	52,014	902	2,363,223	38,283
SmallCap Growth Fund I	2,449,015	22,715	221,088	2,232	33,603	352	2,636,500	24,594
SmallCap Value Fund II	2,965,775	23,452	100,796	916	38,701	352	3,027,870	24,018

		$1,105,497		$65,727		$16,376		$1,154,843

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$112			$—			$—
Bond Market Index Fund		96			—			—
Core Plus Bond Fund I		334			—			—
Diversified International Fund		1,200			—			—
Diversified Real Asset Fund		174			—			259
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		255			—			—
High Yield Fund I		4,401			(1)			581
International Emerging Markets Fund		749			(1)			—
International Equity Index Fund		1,045			1			16
International Fund I		833			—			—
International Value Fund I		3,865			(1)			1,919
LargeCap Growth Fund		232			—			—
LargeCap Growth Fund I		220			—			5,210
LargeCap S&P 500 Index Fund		1,675			(4)			—
LargeCap Value Fund		1,066			—			—
LargeCap Value Fund I		2,387			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		187			—			—
Preferred Securities Fund		458			—			96
Real Estate Securities Fund		94			(1)			—
SmallCap Growth Fund I		—			(1)			1,443
SmallCap Value Fund II		127			2			—
		$19,510			$(5)			$9,524
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2055 Fund
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.67%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.67%
Bond & Mortgage Securities Fund (a)	35,325		$381
Bond Market Index Fund (a)	8,468		93
Core Plus Bond Fund I (a)	32,895		366
Diversified International Fund (a)	295,108		2,762
Diversified Real Asset Fund (a)	39,255		458
Global Multi-Strategy Fund (a),(b)	25,658		260
Global Real Estate Securities Fund (a)	201,824		1,463
High Yield Fund I (a)	157,274		1,637
International Emerging Markets Fund (a)	85,644		2,069
International Equity Index Fund (a)	166,170		1,559
International Fund I (a)	204,837		2,106
International Value Fund I (a)	347,743		3,227
LargeCap Growth Fund (a)	322,844		2,673
LargeCap Growth Fund I (a)	561,606		5,313
LargeCap S&P 500 Index Fund (a)	358,556		3,292
LargeCap Value Fund (a)	274,019		2,661
LargeCap Value Fund I (a)	482,405		5,200
MidCap Growth Fund III (a),(b)	86,672		946
MidCap Value Fund I (a)	69,870		917
Preferred Securities Fund (a)	96,373		937
Real Estate Securities Fund (a)	38,495		714
SmallCap Growth Fund I (a),(b)	91,070		1,005
SmallCap Value Fund II (a)	91,485		884
			$40,923
TOTAL INVESTMENT COMPANIES			$40,923
Total Investments			$40,923
Other Assets in Excess of Liabilities, Net - 0.33%			$136
TOTAL NET ASSETS - 100.00%			$41,059

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$4,353
Unrealized Depreciation	(1,043)
Net Unrealized Appreciation (Depreciation)	$3,310
Cost for federal income tax purposes	$37,613

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57 .48%
International Equity Funds	32 .12%
Fixed Income Funds	8.32%
Specialty Funds	1.75%
Other Assets in Excess of Liabilities, Net	0.33%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2012 (unaudited)

	October 31,	October 31,							January 31,	January 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales		Sales	2012	2012
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	30,942	$281		5,051	$54	668		$8	35,325	$327
Bond Market Index Fund	7,001	72		1,697	19	230		3	8,468	88
Core Plus Bond Fund I	28,230	300		5,256	58	591		6	32,895	352
Diversified International Fund	243,915	2,263		62,535	568	11,342		102	295,108	2,729
Diversified Real Asset Fund	32,918	350		7,424	85	1,087		13	39,255	422
Global Multi-Strategy Fund	23,500	235		2,214	22	56		—	25,658	257
Global Real Estate Securities Fund	145,790	1,072		56,034	386	—		—	201,824	1,458
High Yield Fund I	128,953	1,271		32,412	338	4,091		42	157,274	1,567
International Emerging Markets Fund	72,816	1,591		15,648	359	2,820		64	85,644	1,886
International Equity Index Fund	140,638	1,426		30,630	280	5,098		46	166,170	1,660
International Fund I	177,556	1,863		33,215	330	5,934		58	204,837	2,135
International Value Fund I	279,001	2,887		79,958	726	11,216		102	347,743	3,511
LargeCap Growth Fund	283,271	1,948		49,252	395	9,679		77	322,844	2,266
LargeCap Growth Fund I	467,792	3,640		110,748	1,013	16,934		155	561,606	4,498
LargeCap S&P 500 Index Fund	303,628	2,373		66,358	590	11,430		101	358,556	2,862
LargeCap Value Fund	234,951	2,002		47,379	444	8,311		78	274,019	2,368
LargeCap Value Fund I	410,928	4,084		86,428	900	14,951		154	482,405	4,830
MidCap Growth Fund III	73,585	593		15,746	166	2,659		27	86,672	732
MidCap Value Fund I	58,539	605		13,530	171	2,199		27	69,870	749
Preferred Securities Fund	80,952	800		18,870	180	3,449		33	96,373	947
Real Estate Securities Fund	42,513	425		89	2	4,107		71	38,495	370
SmallCap Growth Fund I	75,591	607		18,024	189	2,545		27	91,070	769
SmallCap Value Fund II	78,563	653		15,888	145	2,966		26	91,485	772

		$31,341			$7,420			$1,220		$37,555

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Other Investment Companies
Bond & Mortgage Securities Fund			$3			$—	$			—
Bond Market Index Fund			2			—				—
Core Plus Bond Fund I			9			—				—
Diversified International Fund			40			—				—
Diversified Real Asset Fund			4			—				7
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			18			—				—
High Yield Fund I			117			—				15
International Emerging Markets Fund			25			—				—
International Equity Index Fund			37			—				1
International Fund I			33			—				—
International Value Fund I			132			—				66
LargeCap Growth Fund			8			—				—
LargeCap Growth Fund I			7			—				169
LargeCap S&P 500 Index Fund			57			—				—
LargeCap Value Fund			35			—				—
LargeCap Value Fund I			77			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			5			—				—
Preferred Securities Fund			15			—				3
Real Estate Securities Fund			2			14				—
SmallCap Growth Fund I			—			—				47
SmallCap Value Fund II			4			—				—
			$630			$14	$			308
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.97%
Bond & Mortgage Securities Fund (a)	10,759,433		$116,094
Bond Market Index Fund (a)	3,184,074		34,897
Core Plus Bond Fund I (a)	10,023,844		111,565
Diversified International Fund (a)	839,955		7,862
Diversified Real Asset Fund (a)	2,930,646		34,201
Equity Income Fund (a)	17,280		319
Global Diversified Income Fund (a)	3,462,668		45,534
Global Multi-Strategy Fund (a),(b)	2,135,730		21,656
High Yield Fund I (a)	1,772,147		18,448
Inflation Protection Fund (a)	12,667,648		112,489
International Emerging Markets Fund (a)	125,935		3,043
International Equity Index Fund (a)	330,169		3,097
International Fund I (a)	445,021		4,575
International Value Fund I (a)	1,080,930		10,031
LargeCap Growth Fund (a)	1,379,741		11,424
LargeCap Growth Fund I (a)	2,325,908		22,003
LargeCap S&P 500 Index Fund (a)	1,108,809		10,179
LargeCap Value Fund (a)	987,652		9,590
LargeCap Value Fund I (a)	1,663,656		17,934
MidCap Blend Fund (a)	7,930		112
MidCap Growth Fund III (a),(b)	396,017		4,324
MidCap Value Fund I (a)	322,329		4,229
Preferred Securities Fund (a)	1,164,357		11,318
Short-Term Income Fund (a)	7,622,962		91,476
SmallCap Growth Fund I (a),(b)	557,797		6,158
SmallCap Value Fund II (a)	545,395		5,269
			$717,827
TOTAL INVESTMENT COMPANIES			$717,827
Total Investments			$717,827
Other Assets in Excess of Liabilities, Net - 0.03%			$226
TOTAL NET ASSETS - 100.00%			$718,053

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$39,322
Unrealized Depreciation	(17,122)
Net Unrealized Appreciation (Depreciation)	$22,200
Cost for federal income tax purposes	$695,627

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	69 .13%
Specialty Funds	14 .12%
Domestic Equity Funds	12 .74%
International Equity Funds	3.98%
Other Assets in Excess of Liabilities, Net	0.03%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2012 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	10,396,951	$112,252	506,304	$5,383	143,822	$1,533	10,759,433	$116,102
Bond Market Index Fund	2,977,137	30,435	260,701	2,841	53,764	589	3,184,074	32,687
Core Plus Bond Fund I	9,485,243	100,543	678,028	7,396	139,427	1,530	10,023,844	106,408
Diversified International Fund	798,335	11,855	55,878	506	14,258	126	839,955	12,234
Diversified Real Asset Fund	2,766,353	28,899	209,613	2,376	45,320	514	2,930,646	30,760
Equity Income Fund	—	—	17,280	321	—	—	17,280	321
Global Diversified Income Fund	3,306,253	35,076	204,446	2,627	48,031	616	3,462,668	37,087
Global Multi-Strategy Fund	2,130,000	21,300	6,448	65	718	7	2,135,730	21,358
High Yield Fund I	1,573,727	14,737	221,710	2,279	23,290	243	1,772,147	16,773
Inflation Protection Fund	12,335,264	110,868	521,042	4,534	188,658	1,641	12,667,648	113,760
International Emerging Markets Fund	117,961	2,748	11,460	260	3,486	77	125,935	2,931
International Equity Index Fund	310,029	2,975	26,446	240	6,306	57	330,169	3,158
International Fund I	423,953	6,450	28,494	281	7,426	73	445,021	6,658
International Value Fund I	978,623	9,013	116,421	1,033	14,114	127	1,080,930	9,919
LargeCap Growth Fund	1,350,234	9,066	50,242	399	20,735	163	1,379,741	9,302
LargeCap Growth Fund I	2,173,978	17,322	186,123	1,662	34,193	309	2,325,908	18,674
LargeCap S&P 500 Index Fund	1,044,621	10,585	87,558	776	23,370	206	1,108,809	11,155
LargeCap Value Fund	949,805	9,640	53,572	498	15,725	146	987,652	9,992
LargeCap Value Fund I	1,595,317	15,180	98,400	1,012	30,061	308	1,663,656	15,884
MidCap Blend Fund	—	—	7,930	112	—	—	7,930	112
MidCap Growth Fund III	389,031	3,031	11,759	122	4,773	49	396,017	3,104
MidCap Value Fund I	314,294	3,136	11,963	149	3,928	48	322,329	3,237
Preferred Securities Fund	1,113,857	12,373	70,304	664	19,804	187	1,164,357	12,850
Short-Term Income Fund	7,328,440	87,888	431,822	5,146	137,300	1,634	7,622,962	91,400
SmallCap Growth Fund I	517,876	4,124	44,833	452	4,912	51	557,797	4,525
SmallCap Value Fund II	532,453	4,118	18,642	171	5,700	51	545,395	4,238

		$663,614		$41,305		$10,285		$694,629

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$1,052			$—			$—
Bond Market Index Fund		818			—			—
Core Plus Bond Fund I		3,013			(1)			—
Diversified International Fund		120			(1)			—
Diversified Real Asset Fund		361			(1)			538
Equity Income Fund		—			—			—
Global Diversified Income Fund		734			—			140
Global Multi-Strategy Fund		—			—			—
High Yield Fund I		1,357			—			179
Inflation Protection Fund		153			(1)			—
International Emerging Markets Fund		39			—			—
International Equity Index Fund		76			—			1
International Fund I		74			—			—
International Value Fund I		432			—			215
LargeCap Growth Fund		34			—			—
LargeCap Growth Fund I		31			(1)			739
LargeCap S&P 500 Index Fund		185			—			—
LargeCap Value Fund		133			—			—
LargeCap Value Fund I		282			—			—
MidCap Blend Fund		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		27			—			—
Preferred Securities Fund		184			—			39
Short-Term Income Fund		533			—			—
SmallCap Growth Fund I		—			—			304
SmallCap Value Fund II		23			—			—
		$9,661			$(5)			$2,155
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Real Estate Securities Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 98.27%	Shares Held	Value	(000	's)			Maturity

Commercial Services - 0.57%						REPURCHASE AGREEMENTS - 1.24%	Amount (000's)	Value	(000	's)
Corrections Corp of America (a)	467,300		$10,996		Banks	- 1.24%
						Investment in Joint Trading Account; Credit	$4,020		$4,020
						Suisse Repurchase Agreement; 0.18%
Lodging - 1.87%						dated 01/31/12 maturing 02/01/12
Starwood Hotels & Resorts Worldwide Inc	666,700		36,162			(collateralized by US Government
						Securities; $4,099,954; 4.38% - 8.00%;
Real Estate - 1.09%						dated 11/15/21 - 11/15/39)
CBRE Group Inc (a)	423,823		8,180			Investment in Joint Trading Account; Deutsche	9,702		9,702
Jones Lang LaSalle Inc	163,200		12,853			Bank Repurchase Agreement; 0.22% dated
			$21,033			01/31/12 maturing 02/01/12 (collateralized
						by US Government Securities; $9,896,442;
REITS - 94.74%						0.00% - 5.25%; dated 02/01/12 - 12/09/31)
American Assets Trust Inc	548,340		12,140			Investment in Joint Trading Account; JP	2,310		2,310
American Campus Communities Inc	88,172		3,774			Morgan Repurchase Agreement; 0.15%
Annaly Capital Management Inc	1,705,200		28,716			dated 01/31/12 maturing 02/01/12
Apartment Investment & Management Co	1,632,900		40,104			(collateralized by US Government
Ashford Hospitality Trust Inc	222,500		2,005			Securities; $2,356,296; 0.00% - 7.00%;
AvalonBay Communities Inc	616,970		83,914			dated 09/20/12 - 04/15/30)
Boston Properties Inc	1,078,731		112,242			Investment in Joint Trading Account; Merrill	7,974		7,974
BRE Properties Inc	504,173		26,126			Lynch Repurchase Agreement; 0.16%
Camden Property Trust	851,178		54,901			dated 01/31/12 maturing 02/01/12
Colonial Properties Trust	1,287,895		27,535			(collateralized by US Government
CYS Investments Inc	713,650		9,634			Securities; $8,133,663; 0.00% - 1.00%;
Digital Realty Trust Inc	849,417		60,190			dated 07/05/12 - 05/04/37)
Douglas Emmett Inc	927,348		19,391						$24,006
DuPont Fabros Technology Inc	1,225,890		31,260			TOTAL REPURCHASE AGREEMENTS			$24,006
Education Realty Trust Inc	984,211		10,531
Entertainment Properties Trust	649,400		28,879			Total Investments			$1,943,607
Equity Lifestyle Properties Inc	454,747		31,896			Liabilities in Excess of Other Assets, Net - (0.64)%			$(12,381)
Equity One Inc	1,037,500		19,557			TOTAL NET ASSETS - 100.00%			$1,931,226
Equity Residential	1,728,746		102,947
Essex Property Trust Inc	221,389		31,880			(a) Non-Income Producing Security
Extra Space Storage Inc	906,500		23,859
Federal Realty Investment Trust	406,958		38,441
General Growth Properties Inc	2,448,639		38,640
Glimcher Realty Trust	2,693,238		25,936			Unrealized Appreciation (Depreciation)
HCP Inc	1,740,172		73,140			The net federal income tax unrealized appreciation (depreciation) and federal tax
Health Care REIT Inc	571,638		32,703			cost of investments held as of the period end were as follows:
Hersha Hospitality Trust	2,137,877		11,609
Highwoods Properties Inc	246,200		8,147			Unrealized Appreciation			$535,028
Host Hotels & Resorts Inc	4,863,288		79,855			Unrealized Depreciation			(8,648)
Kimco Realty Corp	731,905		13,357			Net Unrealized Appreciation (Depreciation)			$526,380
LaSalle Hotel Properties	1,108,215		29,977			Cost for federal income tax purposes			$1,417,227
Macerich Co/The	210,080		11,407
ProLogis Inc	1,637,684		51,931			All dollar amounts are shown in thousands (000's)
PS Business Parks Inc	211,716		13,156
Public Storage Inc	939,570		130,469			Portfolio Summary (unaudited)
Ramco-Gershenson Properties Trust	1,619,530		18,738			Sector			Percent
Simon Property Group Inc	1,838,740		249,811			Financial			98 .20%
SL Green Realty Corp	852,306		62,670			Consumer, Cyclical			1.87%
Taubman Centers Inc	432,881		29,016			Consumer, Non-cyclical			0.57%
Ventas Inc	1,207,447		70,406			Liabilities in Excess of Other Assets, Net			(0.64)%
Vornado Realty Trust	972,580		78,662			TOTAL NET ASSETS			100.00%
			$1,829,552
TOTAL COMMON STOCKS			$1,897,743
CONVERTIBLE PREFERRED STOCKS -
1.13%	Shares Held	Value	(000	's)

REITS - 1.13%
Digital Realty Trust Inc	509,800		21,858

TOTAL CONVERTIBLE PREFERRED STOCKS			$21,858

See accompanying notes

			Schedule of Investments
			SAM Balanced Portfolio
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.96%
Diversified International Fund (a)	29,323,845		$274,471
Equity Income Fund (a)	32,988,858		608,314
Global Diversified Income Fund (a)	4,946,840		65,051
Global Multi-Strategy Fund (a),(b)	4,363,606		44,247
Global Real Estate Securities Fund (a)	2,891,402		20,963
Government & High Quality Bond Fund (a)	36,291,707		411,185
High Yield Fund (a)	13,114,092		98,749
Income Fund (a)	45,593,113		440,885
Inflation Protection Fund (a)	1,321,522		11,735
International Emerging Markets Fund (a)	3,044,422		73,553
LargeCap Blend Fund II (a)	9,343,903		91,851
LargeCap Growth Fund (a)	22,683,204		187,817
LargeCap Growth Fund II (a)	12,554,564		100,813
LargeCap Value Fund (a)	9,313,724		90,436
LargeCap Value Fund III (a)	11,667,522		118,309
MidCap Blend Fund (a)	6,927,055		97,741
MidCap Growth Fund III (a),(b)	1,156,094		12,625
Preferred Securities Fund (a)	7,951,658		77,290
Principal Capital Appreciation Fund (a)	6,182,814		246,880
Real Estate Securities Fund (a)	861,412		15,971
Short-Term Income Fund (a)	5,280,841		63,370
SmallCap Growth Fund I (a),(b)	8,474,720		93,561
SmallCap Value Fund II (a)	4,013,227		38,768
Small-MidCap Dividend Income Fund (a)	5,883,019		60,183
			$3,344,768
TOTAL INVESTMENT COMPANIES			$3,344,768
Total Investments			$3,344,768
Other Assets in Excess of Liabilities, Net - 0.04%			$1,323
TOTAL NET ASSETS - 100.00%			$3,346,091

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$325,377
Unrealized Depreciation	(25,830)
Net Unrealized Appreciation (Depreciation)	$299,547
Cost for federal income tax purposes	$3,045,221

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52 .70%
Fixed Income Funds	32 .97%
International Equity Funds	11 .03%
Specialty Funds	3.26%
Other Assets in Excess of Liabilities, Net	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
January 31, 2012 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	29,227,178	$282,138	485,316	$4,280	388,649	$3,479	29,323,845	$281,739
Equity Income Fund	33,170,886	518,833	273,289	4,892	455,317	7,995	32,988,858	515,804
Global Diversified Income Fund	4,902,191	65,067	99,039	1,266	54,390	696	4,946,840	65,605
Global Multi-Strategy Fund	2,185,071	21,851	2,178,535	21,850	—	—	4,363,606	43,701
Global Real Estate Securities Fund	2,849,025	20,909	42,377	286	—	—	2,891,402	21,195
Government & High Quality Bond	37,488,263	397,468	356,394	4,017	1,552,950	17,503	36,291,707	384,092
Fund
High Yield Fund	12,579,714	89,606	720,632	5,317	186,254	1,393	13,114,092	93,497
Income Fund	44,651,631	402,716	941,482	8,947	—	—	45,593,113	411,663
Inflation Protection Fund	2,297,944	18,562	2,519	22	978,941	8,545	1,321,522	10,644
International Emerging Markets Fund	3,017,800	67,387	43,796	960	17,174	379	3,044,422	67,900
LargeCap Blend Fund II	9,065,014	85,204	278,889	2,633	—	—	9,343,903	87,837
LargeCap Growth Fund	22,701,316	121,953	73,160	568	91,272	705	22,683,204	121,910
LargeCap Growth Fund II	11,129,182	68,010	1,425,382	10,697	—	—	12,554,564	78,707
LargeCap Value Fund	8,955,887	89,777	357,837	3,341	—	—	9,313,724	93,118
LargeCap Value Fund III	11,406,558	98,208	260,964	2,513	—	—	11,667,522	100,721
MidCap Blend Fund	6,388,850	55,846	538,205	7,123	—	—	6,927,055	62,969
MidCap Growth Fund III	2,159,516	22,010	—	—	1,003,422	10,734	1,156,094	11,578
Preferred Securities Fund	7,838,470	60,843	180,006	1,701	66,818	634	7,951,658	61,894
Principal Capital Appreciation Fund	6,109,647	197,730	147,912	5,509	74,745	2,848	6,182,814	200,326
Real Estate Securities Fund	843,514	8,931	17,898	311	—	—	861,412	9,242
Short-Term Income Fund	5,144,911	59,893	135,930	1,620	—	—	5,280,841	61,513
SmallCap Growth Fund I	7,924,527	80,956	550,193	5,468	—	—	8,474,720	86,424
SmallCap Value Fund II	4,192,224	41,604	19,005	172	198,002	1,774	4,013,227	39,738
Small-MidCap Dividend Income Fund	5,795,349	57,205	87,670	850	—	—	5,883,019	58,055

		$2,932,707		$94,343		$56,685		$2,969,872

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$4,281			$(1,200)			$—
Equity Income Fund		4,892			74			—
Global Diversified Income Fund		1,063			(32)			203
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		287			—			—
Government & High Quality Bond Fund		4,175			110			—
High Yield Fund		2,465			(33)			2,806
Income Fund		5,554			—			—
Inflation Protection Fund		22			605			—
International Emerging Markets Fund		960			(68)			—
LargeCap Blend Fund II		1,108			—			—
LargeCap Growth Fund		569			94			—
LargeCap Growth Fund II		538			—			7,790
LargeCap Value Fund		1,249			—			—
LargeCap Value Fund III		2,058			—			—
MidCap Blend Fund		1,295			—			4,442
MidCap Growth Fund III		—			302			—
Preferred Securities Fund		1,263			(16)			265
Principal Capital Appreciation Fund		3,418			(65)			2,091
Real Estate Securities Fund		33			—			—
Short-Term Income Fund		370			—			—
SmallCap Growth Fund I		—			—			4,636
SmallCap Value Fund II		172			(264)			—
Small-MidCap Dividend Income Fund		673			—			—
		$36,445			$(493)			$22,233
All dollar amounts are shown in thousands (000's)

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.81%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.81%
Diversified International Fund (a)	5,468,841	$51,188
Equity Income Fund (a)	5,217,900	96,218
Global Diversified Income Fund (a)	2,064,529	27,149
Global Multi-Strategy Fund (a),(b)	1,094,755	11,101
Global Real Estate Securities Fund (a)	593,836	4,305
Government & High Quality Bond Fund (a)	16,313,372	184,830
High Yield Fund (a)	4,799,815	36,143
Income Fund (a)	21,376,541	206,711
Inflation Protection Fund (a)	1,316,884	11,694
International Emerging Markets Fund (a)	488,856	11,811
LargeCap Blend Fund II (a)	2,658,443	26,132
LargeCap Growth Fund (a)	4,303,628	35,634
LargeCap Growth Fund II (a)	3,093,042	24,837
LargeCap Value Fund (a)	2,768,134	26,879
LargeCap Value Fund III (a)	2,416,964	24,508
MidCap Blend Fund (a)	1,372,023	19,359
MidCap Growth Fund III (a),(b)	264,716	2,891
Preferred Securities Fund (a)	3,595,038	34,944
Principal Capital Appreciation Fund (a)	1,391,879	55,578
Real Estate Securities Fund (a)	154,720	2,869
Short-Term Income Fund (a)	3,920,632	47,048
SmallCap Growth Fund I (a),(b)	1,135,545	12,536
SmallCap Value Fund II (a)	723,009	6,984
Small-MidCap Dividend Income Fund (a)	1,222,395	12,505
		$973,854
TOTAL INVESTMENT COMPANIES		$973,854
Total Investments		$973,854
Other Assets in Excess of Liabilities, Net - 0.19%		$1,847
TOTAL NET ASSETS - 100.00%		$975,701

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$72,557
Unrealized Depreciation	(5,827)
Net Unrealized Appreciation (Depreciation)	$66,730
Cost for federal income tax purposes	$907,124

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	53 .43%
Domestic Equity Funds	35 .56%
International Equity Funds	6.90%
Specialty Funds	3.92%
Other Assets in Excess of Liabilities, Net	0.19%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2012 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	5,429,356	$50,860	90,572	$799	51,087	$462	5,468,841	$51,027
Equity Income Fund	5,193,810	80,881	43,184	773	19,094	343	5,217,900	81,295
Global Diversified Income Fund	2,035,259	27,149	41,259	527	11,989	154	2,064,529	27,513
Global Multi-Strategy Fund	548,198	5,482	546,557	5,482	—	—	1,094,755	10,964
Global Real Estate Securities Fund	585,133	4,248	8,703	59	—	—	593,836	4,307
Government & High Quality Bond	16,356,499	175,323	191,506	2,160	234,633	2,645	16,313,372	174,849
Fund
High Yield Fund	4,577,749	32,870	263,411	1,943	41,345	308	4,799,815	34,486
Income Fund	19,735,511	181,002	1,641,030	15,610	—	—	21,376,541	196,612
Inflation Protection Fund	1,426,174	11,569	1,930	17	111,220	972	1,316,884	10,668
International Emerging Markets Fund	481,842	8,882	7,014	154	—	—	488,856	9,036
LargeCap Blend Fund II	2,641,135	24,870	34,404	320	17,096	162	2,658,443	25,015
LargeCap Growth Fund	4,322,098	23,823	13,922	108	32,392	256	4,303,628	23,707
LargeCap Growth Fund II	2,087,544	14,174	1,005,498	7,938	—	—	3,093,042	22,112
LargeCap Value Fund	2,522,448	25,050	245,686	2,277	—	—	2,768,134	27,327
LargeCap Value Fund III	2,385,873	20,968	44,769	429	13,678	134	2,416,964	21,248
MidCap Blend Fund	1,092,414	11,328	279,609	3,824	—	—	1,372,023	15,152
MidCap Growth Fund III	625,207	6,236	—	—	360,491	3,871	264,716	2,607
Preferred Securities Fund	3,347,387	28,008	247,651	2,350	—	—	3,595,038	30,358
Principal Capital Appreciation Fund	1,370,993	45,353	33,314	1,241	12,428	477	1,391,879	46,110
Real Estate Securities Fund	154,377	1,365	343	6	—	—	154,720	1,371
Short-Term Income Fund	3,966,658	46,403	22,931	273	68,957	820	3,920,632	45,843
SmallCap Growth Fund I	945,751	9,707	189,794	1,968	—	—	1,135,545	11,675
SmallCap Value Fund II	720,453	7,199	3,383	31	827	8	723,009	7,221
Small-MidCap Dividend Income Fund	1,180,355	11,647	42,040	400	—	—	1,222,395	12,047

		$854,397		$48,689		$10,612		$892,550

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$799			$(170)			$—
Equity Income Fund		773			(16)			—
Global Diversified Income Fund		444			(9)			85
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		59			—			—
Government & High Quality Bond Fund		1,863			11			—
High Yield Fund		901			(19)			1,026
Income Fund		2,538			—			—
Inflation Protection Fund		17			54			—
International Emerging Markets Fund		154			—			—
LargeCap Blend Fund II		320			(13)			—
LargeCap Growth Fund		108			32			—
LargeCap Growth Fund II		123			—			1,763
LargeCap Value Fund		367			—			—
LargeCap Value Fund III		429			(15)			—
MidCap Blend Fund		243			—			831
MidCap Growth Fund III		—			242			—
Preferred Securities Fund		560			—			117
Principal Capital Appreciation Fund		770			(7)			470
Real Estate Securities Fund		6			—			—
Short-Term Income Fund		281			(13)			—
SmallCap Growth Fund I		—			—			594
SmallCap Value Fund II		31			(1)			—
Small-MidCap Dividend Income Fund		140			—			—
		$10,926			$76			$4,886
All dollar amounts are shown in thousands (000's)

See accompanying notes

		Schedule of Investments
	SAM Conservative Growth Portfolio
		January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.09%
Diversified International Fund (a)	26,454,603	$247,615
Diversified Real Asset Fund (a)	3,793,540	44,271
Equity Income Fund (a)	27,542,975	507,892
Global Multi-Strategy Fund (a),(b)	3,547,230	35,969
Global Real Estate Securities Fund (a)	3,935,172	28,530
Government & High Quality Bond Fund (a)	9,959,760	112,844
High Yield Fund (a)	5,787,183	43,577
Income Fund (a)	12,731,711	123,116
International Emerging Markets Fund (a)	2,484,042	60,014
LargeCap Blend Fund II (a)	8,054,464	79,175
LargeCap Growth Fund (a)	16,989,097	140,670
LargeCap Growth Fund II (a)	11,291,919	90,674
LargeCap Value Fund (a)	11,250,044	109,238
LargeCap Value Fund III (a)	12,806,287	129,856
MidCap Blend Fund (a)	6,074,813	85,716
MidCap Growth Fund III (a),(b)	786,517	8,589
Preferred Securities Fund (a)	1,741,492	16,927
Principal Capital Appreciation Fund (a)	5,553,584	221,755
Real Estate Securities Fund (a)	15,469	287
Short-Term Income Fund (a)	1,146,560	13,759
SmallCap Growth Fund I (a),(b)	8,464,631	93,449
SmallCap Value Fund II (a)	3,905,721	37,729
Small-MidCap Dividend Income Fund (a)	5,815,539	59,493
		$2,291,145
TOTAL INVESTMENT COMPANIES		$2,291,145
Total Investments		$2,291,145
Liabilities in Excess of Other Assets, Net - (0.09)%		$(2,100)
TOTAL NET ASSETS - 100.00%		$2,289,045

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$232,064
Unrealized Depreciation	(30,765)
Net Unrealized Appreciation (Depreciation)	$201,299
Cost for federal income tax purposes	$2,089,846

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	68 .35%
International Equity Funds	14 .69%
Fixed Income Funds	13 .55%
Specialty Funds	3.50%
Liabilities in Excess of Other Assets, Net	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2012 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	26,569,216	$267,706	438,942	$3,871	553,555	$5,018	26,454,603	$264,756
Diversified Real Asset Fund	3,883,434	43,175	108,772	1,204	198,666	2,281	3,793,540	42,128
Equity Income Fund	27,829,097	435,596	228,551	4,091	514,673	9,089	27,542,975	430,693
Global Multi-Strategy Fund	1,775,733	17,757	1,771,497	17,768	—	—	3,547,230	35,525
Global Real Estate Securities Fund	3,877,496	28,629	57,676	390	—	—	3,935,172	29,019
Government & High Quality Bond	10,644,953	111,663	99,847	1,125	785,040	8,846	9,959,760	104,361
Fund
High Yield Fund	5,750,858	40,426	320,468	2,365	284,143	2,146	5,787,183	40,648
Income Fund	12,597,936	112,393	185,360	1,761	51,585	491	12,731,711	113,657
Inflation Protection Fund	30,767	251	—	—	30,767	269	—	—
International Emerging Markets Fund	2,448,404	60,327	35,638	781	—	—	2,484,042	61,108
LargeCap Blend Fund II	7,912,673	74,089	141,791	1,327	—	—	8,054,464	75,416
LargeCap Growth Fund	16,888,709	92,955	100,388	790	—	—	16,989,097	93,745
LargeCap Growth Fund II	10,179,132	66,374	1,112,787	8,253	—	—	11,291,919	74,627
LargeCap Value Fund	11,032,715	111,259	217,329	2,010	—	—	11,250,044	113,269
LargeCap Value Fund III	12,979,076	118,430	237,265	2,275	410,054	4,047	12,806,287	116,654
MidCap Blend Fund	5,659,309	47,663	415,504	5,455	—	—	6,074,813	53,118
MidCap Growth Fund III	2,083,603	20,693	—	—	1,297,086	13,850	786,517	7,728
Preferred Securities Fund	1,698,843	12,384	42,649	403	—	—	1,741,492	12,787
Principal Capital Appreciation Fund	5,534,721	177,916	133,101	4,958	114,238	4,399	5,553,584	178,408
Real Estate Securities Fund	8,469	139	7,000	123	—	—	15,469	262
Short-Term Income Fund	1,109,426	12,828	37,134	443	—	—	1,146,560	13,271
SmallCap Growth Fund I	8,256,115	84,798	479,703	4,711	271,187	2,900	8,464,631	86,558
SmallCap Value Fund II	4,276,174	42,192	18,795	170	389,248	3,518	3,905,721	38,389
Small-MidCap Dividend Income Fund	5,747,268	56,940	68,271	665	—	—	5,815,539	57,605

		$2,036,583		$64,939		$56,854		$2,043,732

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$3,871			$(1,803)			$—
Diversified Real Asset Fund		483			30			721
Equity Income Fund		4,091			95			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		390			—			—
Government & High Quality Bond Fund		1,151			419			—
High Yield Fund		1,095			3			1,238
Income Fund		1,562			(6)			—
Inflation Protection Fund		—			18			—
International Emerging Markets Fund		782			—			—
LargeCap Blend Fund II		961			—			—
LargeCap Growth Fund		424			—			—
LargeCap Growth Fund II		487			—			7,064
LargeCap Value Fund		1,522			—			—
LargeCap Value Fund III		2,275			(4)			—
MidCap Blend Fund		1,141			—			3,917
MidCap Growth Fund III		—			885			—
Preferred Securities Fund		276			—			58
Principal Capital Appreciation Fund		3,078			(67)			1,879
Real Estate Securities Fund		—			—			—
Short-Term Income Fund		80			—			—
SmallCap Growth Fund I		—			(51)			4,711
SmallCap Value Fund II		170			(455)			—
Small-MidCap Dividend Income Fund		665			—			—
		$24,504			$(936)			$19,588
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			SAM Flexible Income Portfolio
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.76%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.76%
Diversified International Fund (a)	3,123,285		$29,234
Equity Income Fund (a)	4,810,018		88,697
Global Diversified Income Fund (a)	4,914,890		64,631
Global Real Estate Securities Fund (a)	1,984,478		14,388
Government & High Quality Bond Fund (a)	23,408,092		265,214
High Yield Fund (a)	6,392,200		48,133
Income Fund (a)	31,353,072		303,184
International Emerging Markets Fund (a)	493,665		11,927
LargeCap Blend Fund II (a)	2,404,926		23,640
LargeCap Growth Fund (a)	2,491,227		20,627
LargeCap Growth Fund II (a)	3,003,101		24,115
LargeCap Value Fund (a)	2,269,372		22,036
LargeCap Value Fund III (a)	2,086,492		21,157
MidCap Blend Fund (a)	1,190,816		16,802
Preferred Securities Fund (a)	6,853,223		66,613
Principal Capital Appreciation Fund (a)	571,083		22,803
Real Estate Securities Fund (a)	560,341		10,389
Short-Term Income Fund (a)	7,765,222		93,183
SmallCap Growth Fund I (a),(b)	974,022		10,753
Small-MidCap Dividend Income Fund (a)	3,069,744		31,404
			$1,188,930
TOTAL INVESTMENT COMPANIES			$1,188,930
Total Investments			$1,188,930
Other Assets in Excess of Liabilities, Net - 0.24%			$2,878
TOTAL NET ASSETS - 100.00%			$1,191,808

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$80,153
Unrealized Depreciation	(5,565)
Net Unrealized Appreciation (Depreciation)	$74,588
Cost for federal income tax purposes	$1,114,342

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65 .14%
Domestic Equity Funds	24 .54%
Specialty Funds	5.42%
International Equity Funds	4.66%
Other Assets in Excess of Liabilities, Net	0.24%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2012 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales		Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Diversified International Fund	3,071,775	$28,734	51,510	$454	—		$—	3,123,285	$29,188
Equity Income Fund	4,845,815	73,506	40,059	717	75,856		1,358	4,810,018	72,898
Global Diversified Income Fund	4,851,856	64,740	98,310	1,257	35,276		454	4,914,890	65,517
Global Real Estate Securities Fund	1,964,953	14,425	29,228	198	9,703		67	1,984,478	14,546
Government & High Quality Bond	23,668,688	254,283	227,265	2,561	487,861		5,501	23,408,092	251,562
Fund
High Yield Fund	6,148,392	42,257	353,548	2,608	109,740		815	6,392,200	44,033
Income Fund	29,103,290	265,333	2,249,782	21,416	—		—	31,353,072	286,749
International Emerging Markets Fund	346,135	7,691	147,530	3,362	—		—	493,665	11,053
LargeCap Blend Fund II	2,035,267	19,228	369,659	3,447	—		—	2,404,926	22,675
LargeCap Growth Fund	1,641,546	8,948	849,681	6,772	—		—	2,491,227	15,720
LargeCap Growth Fund II	2,416,684	16,376	586,417	4,572	—		—	3,003,101	20,948
LargeCap Value Fund	2,235,847	22,004	33,525	308	—		—	2,269,372	22,312
LargeCap Value Fund III	2,129,703	17,096	39,589	380	82,800		816	2,086,492	16,654
MidCap Blend Fund	1,114,712	9,887	76,104	995	—		—	1,190,816	10,882
Preferred Securities Fund	6,360,048	51,434	493,175	4,687	—		—	6,853,223	56,121
Principal Capital Appreciation Fund	534,895	17,234	36,188	1,405	—		—	571,083	18,639
Real Estate Securities Fund	559,098	6,840	1,243	22	—		—	560,341	6,862
Short-Term Income Fund	7,609,360	89,085	197,765	2,363	41,903		500	7,765,222	90,953
SmallCap Growth Fund I	504,011	5,351	470,011	4,974	—		—	974,022	10,325
Small-MidCap Dividend Income Fund	3,033,707	29,911	36,037	351	—		—	3,069,744	30,262

		$1,044,363		$62,849			$9,511		$1,097,899

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Other Investment Companies
Diversified International Fund		$454			$—	$			—
Equity Income Fund		717			33				—
Global Diversified Income Fund		1,056			(26)				202
Global Real Estate Securities Fund		198			(10)				—
Government & High Quality Bond Fund		2,693			219				—
High Yield Fund		1,207			(17)				1,377
Income Fund		3,715			—				—
International Emerging Markets Fund		140			—				—
LargeCap Blend Fund II		283			—				—
LargeCap Growth Fund		56			—				—
LargeCap Growth Fund II		128			—				1,855
LargeCap Value Fund		308			—				—
LargeCap Value Fund III		380			(6)				—
MidCap Blend Fund		225			—				771
Preferred Securities Fund		1,063			—				221
Principal Capital Appreciation Fund		302			—				184
Real Estate Securities Fund		22			—				—
Short-Term Income Fund		543			5				—
SmallCap Growth Fund I		—			—				450
Small-MidCap Dividend Income Fund		351			—				—
		$13,841			$198	$			5,060
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			SAM Strategic Growth Portfolio
			January 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.16%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.16%
Diversified International Fund (a)	18,757,478		$175,570
Equity Income Fund (a)	17,471,843		322,181
Global Real Estate Securities Fund (a)	4,114,630		29,831
Government & High Quality Bond Fund (a)	728,101		8,249
International Emerging Markets Fund (a)	2,443,860		59,044
LargeCap Blend Fund II (a)	8,076,258		79,390
LargeCap Growth Fund (a)	13,762,100		113,950
LargeCap Growth Fund II (a)	8,201,187		65,856
LargeCap Value Fund (a)	6,099,629		59,227
LargeCap Value Fund III (a)	7,614,684		77,213
MidCap Blend Fund (a)	4,658,220		65,727
MidCap Growth Fund III (a),(b)	3,994,001		43,614
Principal Capital Appreciation Fund (a)	4,465,210		178,296
Real Estate Securities Fund (a)	322,956		5,988
SmallCap Growth Fund I (a),(b)	7,316,190		80,771
SmallCap Value Fund II (a)	3,919,184		37,859
Small-MidCap Dividend Income Fund (a)	4,177,874		42,740
			$1,445,506
TOTAL INVESTMENT COMPANIES			$1,445,506
Total Investments			$1,445,506
Liabilities in Excess of Other Assets, Net - (0.16)%			$(2,307)
TOTAL NET ASSETS - 100.00%			$1,443,199

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$151,166
Unrealized Depreciation	(21,483)
Net Unrealized Appreciation (Depreciation)	$129,683
Cost for federal income tax purposes	$1,315,823

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	81 .26%
International Equity Funds	18 .33%
Fixed Income Funds	0.57%
Liabilities in Excess of Other Assets, Net	(0.16)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2012 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	19,130,672	$193,027	313,831	$2,768	687,025	$6,232	18,757,478	$187,208
Equity Income Fund	17,832,861	283,407	145,852	2,611	506,870	8,999	17,471,843	276,508
Global Real Estate Securities Fund	4,051,569	29,085	63,061	427	—	—	4,114,630	29,512
Government & High Quality Bond	711,182	7,980	16,919	191	—	—	728,101	8,171
Fund
International Emerging Markets Fund	2,406,698	55,564	37,162	816	—	—	2,443,860	56,380
LargeCap Blend Fund II	8,117,457	74,697	104,912	975	146,111	1,385	8,076,258	74,266
LargeCap Growth Fund	13,697,471	79,249	64,629	504	—	—	13,762,100	79,753
LargeCap Growth Fund II	7,441,699	48,428	759,488	5,609	—	—	8,201,187	54,037
LargeCap Value Fund	5,994,361	60,444	105,268	969	—	—	6,099,629	61,413
LargeCap Value Fund III	7,463,816	62,698	150,868	1,448	—	—	7,614,684	64,146
MidCap Blend Fund	4,353,257	38,021	304,963	3,994	—	—	4,658,220	42,015
MidCap Growth Fund III	4,660,744	47,149	—	—	666,743	6,922	3,994,001	40,157
Principal Capital Appreciation Fund	4,518,699	149,799	107,923	4,020	161,412	6,230	4,465,210	147,545
Real Estate Securities Fund	317,875	3,258	5,081	88	—	—	322,956	3,346
SmallCap Growth Fund I	6,898,290	71,070	417,900	4,108	—	—	7,316,190	75,178
SmallCap Value Fund II	4,432,466	42,418	19,390	175	532,672	4,844	3,919,184	37,165
Small-MidCap Dividend Income Fund	4,128,828	40,835	49,046	477	—	—	4,177,874	41,312

		$1,287,129		$29,180		$34,612		$1,278,112

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$2,768			$(2,355)			$—
Equity Income Fund		2,611			(511)			—
Global Real Estate Securities Fund		408			—			—
Government & High Quality Bond Fund		82			—			—
International Emerging Markets Fund		769			—			—
LargeCap Blend Fund II		975			(21)			—
LargeCap Growth Fund		344			—			—
LargeCap Growth Fund II		355			—			5,159
LargeCap Value Fund		827			—			—
LargeCap Value Fund III		1,345			—			—
MidCap Blend Fund		878			—			3,012
MidCap Growth Fund III		—			(70)			—
Principal Capital Appreciation Fund		2,496			(44)			1,524
Real Estate Securities Fund		12			—			—
SmallCap Growth Fund I		—			—			4,023
SmallCap Value Fund II		175			(584)			—
Small-MidCap Dividend Income Fund		478			—			—
		$14,523			$(3,585)			$13,718
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS - 96.17%	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Aerospace & Defense - 0.40%					Banks (continued)
Raytheon Co					Wachovia Corp
1.40%, 12/15/2014	$4,500		$4,564		0.82%, 06/15/2017(a)	$9,500		$8,670
					Wells Fargo & Co
					0.75%, 10/28/2015(a)	7,250		6,961
Apparel - 0.48%					3.68%, 06/15/2016(a)	4,500		4,794
VF Corp
1.24%, 08/23/2013(a)	5,500		5,501		4.38%, 01/31/2013	5,500		5,705
					Westpac Banking Corp
					2.25%, 11/19/2012	6,950		7,037
Automobile Asset Backed Securities - 0.03%					3.00%, 08/04/2015	8,000		8,207
Bank of America Auto Trust								$255,312
2.67%, 07/15/2013(b)	21		21
Nissan Auto Lease Trust					Beverages - 0.35%
1.39%, 01/15/2016	329		330		SABMiller Holdings Inc
					1.85%, 01/15/2015(b)	4,000		4,012
			$351

Automobile Floor Plan Asset Backed Securities - 0.02%					Biotechnology - 1.58%
Nissan Master Owner Trust Receivables
1.44%, 01/15/2015(a),(b)	230		231		Amgen Inc
					1.88%, 11/15/2014	4,500		4,587
					2.30%, 06/15/2016	9,000		9,119
Automobile Manufacturers - 0.92%					Gilead Sciences Inc
Daimler Finance North America LLC					2.40%, 12/01/2014	4,250		4,398
1.88%, 09/15/2014(b)	10,500		10,459					$18,104

					Chemicals - 2.12%
Banks - 22.34%					Airgas Inc
American Express Bank FSB					3.25%, 10/01/2015	12,000		12,359
5.50%, 04/16/2013	4,150		4,366		Dow Chemical Co/The
Australia & New Zealand Banking Group Ltd					7.60%, 05/15/2014	10,500		11,927
3.70%, 01/13/2015(b)	5,750		5,970					$24,286
Bank of America Corp
4.50%, 04/01/2015	5,250		5,327		Commercial Services - 1.27%
4.88%, 01/15/2013	5,000		5,126		ERAC USA Finance LLC
					2.25%, 01/10/2014(b)	4,750		4,764
Bank of New York Mellon Corp/The					2.75%, 07/01/2013(b)	5,500		5,590
2.95%, 06/18/2015	13,060		13,717		5.60%, 05/01/2015(b)	3,750		4,135
Barclays Bank PLC
2.50%, 01/23/2013	2,100		2,117					$14,489
5.20%, 07/10/2014	7,500		7,899		Computers - 1.12%
Capital One Financial Corp					Hewlett-Packard Co
2.13%, 07/15/2014	3,500		3,506		1.25%, 09/13/2013	3,500		3,491
Citigroup Inc					4.25%, 02/24/2012	4,000		4,008
4.75%, 05/19/2015	2,000		2,106		International Business Machines Corp
5.50%, 08/27/2012	3,050		3,117		2.10%, 05/06/2013	5,250		5,354
6.00%, 12/13/2013	10,000		10,629					$12,853
6.01%, 01/15/2015	2,500		2,716
6.50%, 08/19/2013	8,000		8,484		Diversified Financial Services - 9.62%
Commonwealth Bank of Australia					American Express Credit Corp
2.13%, 03/17/2014(b)	7,250		7,311		5.88%, 05/02/2013	7,000		7,403
3.75%, 10/15/2014(b)	12,500		13,015		American Honda Finance Corp
Goldman Sachs Group Inc/The					1.63%, 09/20/2013(b)	4,500		4,521
3.70%, 08/01/2015	5,500		5,592		Caterpillar Financial Services Corp
5.25%, 10/15/2013	9,500		9,961		2.05%, 08/01/2016	4,500		4,669
6.00%, 05/01/2014	6,000		6,453		Countrywide Financial Corp
HSBC Bank PLC					5.80%, 06/07/2012	8,000		8,094
3.50%, 06/28/2015(b)	13,500		14,006		FMR LLC
ING Bank NV					4.75%, 03/01/2013(b)	14,500		14,848
2.38%, 06/09/2014(b)	6,000		5,932		FUEL Trust
4.00%, 03/15/2016(b)	15,250		15,329		3.98%, 06/15/2016(b)	14,500		14,766
JP Morgan Chase & Co					General Electric Capital Corp
3.70%, 01/20/2015	8,400		8,847		0.78%, 01/08/2016(a)	12,000		11,193
4.75%, 03/01/2015	5,000		5,393		1.43%, 01/07/2014(a)	4,000		3,998
5.38%, 10/01/2012	5,250		5,419		2.80%, 01/08/2013	5,250		5,355
Lloyds TSB Bank PLC					2.95%, 05/09/2016	4,500		4,700
4.88%, 01/21/2016	15,000		15,338		3.50%, 06/29/2015	3,500		3,720
Morgan Stanley					Jefferies Group Inc
2.88%, 01/24/2014	8,000		7,980		3.88%, 11/09/2015	6,500		5,931
6.00%, 05/13/2014	8,500		8,919		MassMutual Global Funding II
6.00%, 04/28/2015	4,500		4,741		2.30%, 09/28/2015(b)	8,450		8,614
Santander US Debt SAU					2.88%, 04/21/2014(b)	7,000		7,253
2.49%, 01/18/2013(b)	4,750		4,622		Toyota Motor Credit Corp
					2.05%, 01/12/2017	4,000		4,064
See accompanying notes					230

Schedule of Investments
Short-Term Income Fund
January 31, 2012 (unaudited)

		Principal					Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Diversified Financial Services (continued)						Home Equity Asset Backed Securities (continued)
Toyota Motor Credit Corp	(continued)					Residential Asset Securities Corp
3.20%, 06/17/2015		$750		$799		4.47%, 03/25/2032	$789		$802
				$109,928		4.59%, 08/25/2031	100		98
						Terwin Mortgage Trust
Electric - 1.84%						0.66%, 01/25/2035(a),(b)	1,667		1,533
Commonwealth Edison Co						Wells Fargo Home Equity Trust
4.70%, 04/15/2015		1,500		1,641		0.70%, 05/25/2034(a)	1,408		1,228
LG&E and KU Energy LLC						5.00%, 05/25/2034	11,500		11,402
2.13%, 11/15/2015		2,500		2,489					$84,389
Nisource Finance Corp
6.15%, 03/01/2013		4,250		4,478		Insurance - 6.57%
Oncor Electric Delivery Co LLC						Aspen Insurance Holdings Ltd
5.95%, 09/01/2013		8,750		9,373		6.00%, 08/15/2014	4,750		5,069
6.38%, 05/01/2012		3,000		3,041		Berkshire Hathaway Finance Corp
				$21,022		1.50%, 01/10/2014	4,500		4,579
						Berkshire Hathaway Inc
Finance - Mortgage Loan/Banker - 3.51%						1.90%, 01/31/2017	2,000		2,032
Fannie Mae						2.13%, 02/11/2013	7,750		7,875
0.50%, 08/09/2013		7,000		7,021		2.20%, 08/15/2016	8,000		8,269
0.75%, 12/18/2013		7,000		7,053		Metropolitan Life Global Funding I
Freddie Mac						2.50%, 01/11/2013(b)	10,750		10,891
0.63%, 12/29/2014		10,000		10,049		2.88%, 09/17/2012(b)	1,500		1,519
1.00%, 08/27/2014		7,500		7,612		5.13%, 04/10/2013(b)	3,500		3,669
2.50%, 04/23/2014		8,000		8,360		5.13%, 06/10/2014(b)	5,000		5,433
				$40,095		New York Life Global Funding
Food - 0.99%						2.25%, 12/14/2012(b)	7,250		7,354
Corn Products International Inc						3.00%, 05/04/2015(b)	3,750		3,959
3.20%, 11/01/2015		6,500		6,722		4.65%, 05/09/2013(b)	3,250		3,401
TESCO PLC						5.25%, 10/16/2012(b)	4,500		4,658
2.00%, 12/05/2014(b)		4,500		4,553		Prudential Financial Inc
				$11,275		3.63%, 09/17/2012	4,250		4,323
						4.50%, 07/15/2013	1,000		1,042
Gas - 0.96%						5.15%, 01/15/2013	950		983
Florida Gas Transmission Co LLC									$75,056
4.00%, 07/15/2015(b)		6,000		6,288
Sempra Energy						Iron & Steel - 1.73%
6.00%, 02/01/2013		4,500		4,698		ArcelorMittal
				$10,986		3.75%, 03/01/2016	6,500		6,534
						5.38%, 06/01/2013	4,500		4,654
Home Equity Asset Backed Securities - 7.38%						Nucor Corp
ACE Securities Corp						5.00%, 12/01/2012	8,300		8,587
0.62%, 05/25/2035(a)		6,187		5,412					$19,775
0.73%, 04/25/2035(a)		5,263		5,133
Aegis Asset Backed Securities Trust						Manufactured Housing Asset Backed Securities - 0.01%
0.76%, 03/25/2035(a)		3,341		3,278		Green Tree Financial Corp
Asset Backed Funding Certificates						7.70%, 09/15/2026	120		131
0.64%, 07/25/2035(a)		1,476		1,385
Bayview Financial Acquisition Trust						Mining - 0.84%
0.50%, 11/28/2036(a)		117		113
						Anglo American Capital PLC
0.90%, 05/28/2044(a)		4,732		4,363		2.15%, 09/27/2013(b)	6,500		6,523
5.66%, 12/28/2036(a)		1,246		1,216
						Teck Resources Ltd
6.04%, 11/28/2036		2,126		2,114		3.15%, 01/15/2017	3,000		3,114
Bear Stearns Asset Backed Securities Trust									$9,637
0.61%, 12/25/2035(a)		8,400		6,808
Home Equity Asset Trust						Mortgage Backed Securities - 7.76%
0.71%, 10/25/2035(a)		66		66		Banc of America Alternative Loan Trust
0.75%, 10/25/2035(a)		4,725		3,464		5.00%, 12/25/2018	1,729		1,746
JP Morgan Mortgage Acquisition Corp						Banc of America Funding Corp
0.77%, 07/25/2035(a)		6,000		5,642		4.75%, 09/25/2019	2,646		2,702
Mastr Asset Backed Securities Trust						5.00%, 06/25/2035(a)	1,413		1,407
0.53%, 10/25/2035(a)		1,674		1,599		Banc of America Mortgage Securities Inc
2.98%, 05/25/2033(a)		3,055		2,688		4.75%, 02/25/2035	351		350
Morgan Stanley ABS Capital I						5.00%, 01/25/2019	2,225		2,304
1.03%, 01/25/2035(a)		2,750		2,711		5.00%, 03/25/2020	2,439		2,461
New Century Home Equity Loan Trust						5.00%, 08/25/2020	1,352		1,368
0.76%, 07/25/2035(a)		20,000		17,173		5.00%, 05/25/2034	404		404
4.76%, 11/25/2033		96		95		5.25%, 10/25/2019	1,044		1,066
Residential Asset Mortgage Products Inc						5.25%, 10/25/2034	180		180
0.69%, 09/25/2035(a)		6,957		6,066		BCAP LLC Trust
						5.25%, 06/26/2037(b)	950		949

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Bear Stearns Alt-A Trust					Wells Fargo Mortgage Backed Securities
0.56%, 07/25/2035(a)	$22		$16		Trust (continued)
Bear Stearns Commercial Mortgage					4.50%, 08/25/2018	$1,636		$1,662
Securities					4.75%, 11/25/2018	763		787
7.00%, 05/20/2030	2,443		2,478		4.75%, 12/25/2018	653		667
Cendant Mortgage Corp					5.00%, 11/25/2020	211		219
4.95%, 06/25/2034(a)	1,069		1,090		5.50%, 05/25/2035	126		125
Chase Mortgage Finance Corp								$88,751
5.50%, 05/25/2035	381		380
Citicorp Mortgage Securities Inc					Oil & Gas - 5.68%
4.50%, 09/25/2034(a)	797		798		BG Energy Capital PLC
					2.88%, 10/15/2016(b)	5,000		5,209
5.25%, 02/25/2035	392		391
Countrywide Alternative Loan Trust					BP Capital Markets PLC
6.00%, 02/25/2017	1,691		1,726		3.13%, 10/01/2015	4,000		4,241
Countrywide Asset-Backed Certificates					3.63%, 05/08/2014	10,000		10,591
0.56%, 11/25/2035(a)	32		29		5.25%, 11/07/2013	8,000		8,596
Countrywide Home Loan Mortgage Pass					Ensco PLC
Through Trust					3.25%, 03/15/2016	10,250		10,675
4.50%, 01/25/2019(a)	1,345		1,366		Petrobras International Finance Co - Pifco
4.50%, 08/25/2033	1,242		1,251		3.88%, 01/27/2016	8,250		8,447
4.75%, 01/25/2019	1,354		1,383		Shell International Finance BV
4.75%, 01/25/2019	2,237		2,285		3.10%, 06/28/2015	10,000		10,782
5.00%, 11/25/2018	4,090		4,198		Total Capital SA
5.00%, 09/25/2019	1,895		1,942		3.00%, 06/24/2015	6,000		6,399
5.00%, 06/25/2034	872		873					$64,940
5.00%, 08/25/2034	435		435		Oil & Gas Services - 1.50%
5.25%, 10/25/2034	1,118		1,145		Schlumberger Investment SA
Credit Suisse First Boston Mortgage Securities					1.95%, 09/14/2016(b)	6,500		6,606
Corp					Weatherford International Ltd/Bermuda
1.24%, 05/25/2034(a)	901		810		5.50%, 02/15/2016	9,500		10,525
5.00%, 09/25/2019	325		324					$17,131
5.00%, 10/25/2019	2,170		2,183
Fannie Mae					Other Asset Backed Securities - 4.12%
0.53%, 03/25/2035(a)	33		33		Ameriquest Mortgage Securities Inc
0.58%, 02/25/2032(a)	38		38		0.48%, 08/25/2035(a)	1,456		1,370
6.00%, 02/25/2031	858		857		Carrington Mortgage Loan Trust
Freddie Mac					0.56%, 12/25/2035(a)	475		458
0.69%, 07/15/2023(a)	207		207		0.68%, 09/25/2035(a)	755		705
0.74%, 06/15/2023(a)	93		93		Citigroup Mortgage Loan Trust Inc
Ginnie Mae					0.71%, 07/25/2035(a)	1,000		847
4.50%, 08/20/2032	530		562		Countrywide Asset-Backed Certificates
GMAC Mortgage Corp Loan Trust					0.68%, 08/25/2034(a)	41		41
5.25%, 07/25/2034	624		631		0.73%, 08/25/2035(a)	8,000		7,182
GSR Mortgage Loan Trust					0.77%, 12/25/2035(a)	3,373		3,215
0.58%, 03/25/2035(a)	1,180		1,167		0.79%, 11/25/2035(a)	10,376		9,702
5.00%, 08/25/2019	1,681		1,701		0.93%, 12/25/2034(a)	4,607		4,492
JP Morgan Mortgage Trust					Credit-Based Asset Servicing and
5.00%, 09/25/2034	7,774		7,998		Securitization LLC
MASTR Alternative Loans Trust					5.33%, 08/25/2035(a)	2,712		2,678
6.50%, 01/25/2019	1,244		1,317		First Franklin Mortgage Loan Asset Backed
MASTR Asset Securitization Trust					Certificates
0.78%, 01/25/2034(a)	185		183		0.56%, 10/25/2035(a)	4,067		3,880
5.00%, 12/25/2019	339		350		Mastr Specialized Loan Trust
5.25%, 12/25/2033	7,548		7,672		1.53%, 11/25/2034(a),(b)	3,800		3,207
Prime Mortgage Trust					Merrill Lynch First Franklin Mortgage Loan
4.75%, 11/25/2019	565		582		Trust
5.25%, 07/25/2020(a)	4,776		4,882		0.98%, 10/25/2037(a)	608		602
Residential Accredit Loans Inc					Securitized Asset Backed Receivables LLC
5.00%, 12/26/2018	5,645		5,744		0.58%, 10/25/2035(a)	461		409
5.00%, 03/25/2019	2,706		2,738		0.60%, 10/25/2035(a)	9,786		8,344
5.50%, 08/25/2033	1,667		1,692					$47,132
6.00%, 11/25/2032	274		275		Pharmaceuticals - 1.61%
Residential Asset Securitization Trust					Abbott Laboratories
4.75%, 02/25/2019	3,014		3,040		2.70%, 05/27/2015	8,500		8,985
WaMu Mortgage Pass Through Certificates					Novartis Capital Corp
5.00%, 09/25/2018	800		821		2.90%, 04/24/2015	4,500		4,826
Wells Fargo Mortgage Backed Securities					Sanofi
Trust					1.20%, 09/30/2014	4,500		4,553
0.53%, 05/25/2035(a)	2,708		2,668
								$18,364
See accompanying notes					232

Schedule of Investments
Short-Term Income Fund
January 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	MUNICIPAL BONDS - 0.64%	Amount (000's)	Value	(000	's)

Pipelines - 0.36%					Florida - 0.25%
Plains All American Pipeline LP / PAA					Florida Housing Finance Corp
Finance Corp					0.24%, 01/15/2035	$980		$980
3.95%, 09/15/2015	$3,850		$4,105		0.60%, 06/15/2036	1,775		1,775
								$2,755

Real Estate - 1.10%					New Hampshire - 0.13%
WCI Finance LLC / WEA Finance LLC					New Hampshire Housing Finance
5.40%, 10/01/2012(b)	6,000		6,151		Authority FANNIE MAE
WT Finance Aust Pty Ltd / Westfield Capital /					0.24%, 04/15/2016	1,500		1,500
WEA Finance LLC
5.13%, 11/15/2014(b)	6,000		6,376
			$12,527		New York - 0.11%
					Housing Development Corp/NY FANNIE
REITS - 6.19%					MAE
Arden Realty LP					0.16%, 11/15/2031	1,300		1,300
5.25%, 03/01/2015	10,250		10,885
BioMed Realty LP
3.85%, 04/15/2016	6,500		6,457		Ohio - 0.11%
					City of Cleveland OH Airport System
Duke Realty LP					Revenue
6.25%, 05/15/2013	6,750		7,056
ERP Operating LP					0.11%, 01/01/2020	1,235		1,235
5.50%, 10/01/2012	4,000		4,102
6.63%, 03/15/2012	7,435		7,486		Tennessee - 0.04%
HCP Inc					Johnson City Health & Educational Facilities
2.70%, 02/01/2014	1,600		1,617		Board
Health Care REIT Inc					0.24%, 07/01/2033	505		505
5.88%, 05/15/2015	5,500		5,937
6.00%, 11/15/2013	8,000		8,396		TOTAL MUNICIPAL BONDS			$7,295
Healthcare Realty Trust Inc					U.S. GOVERNMENT & GOVERNMENT	Principal
5.13%, 04/01/2014	5,600		5,815		AGENCY OBLIGATIONS - 0.47%	Amount (000's)	Value	(000	's)
Nationwide Health Properties Inc					Federal Home Loan Mortgage Corporation (FHLMC) - 0.06%
6.00%, 05/20/2015	3,000		3,276
6.25%, 02/01/2013	6,500		6,726		2.29%, 11/01/2021(a),(d)	$12		$13
8.25%, 07/01/2012	3,000		3,051		2.44%, 09/01/2035(a),(d)	198		209
			$70,804		6.00%, 04/01/2017(d)	81		87
					6.00%, 05/01/2017(d)	155		164
Retail - 0.88%					6.50%, 12/01/2015(d)	7		7
Wal-Mart Stores Inc					7.00%, 12/01/2022(d)	134		153
1.50%, 10/25/2015	4,000		4,110		7.50%, 12/01/2029(d)	2		2
1.63%, 04/15/2014	4,000		4,115		9.50%, 08/01/2016(d)	5		6
2.88%, 04/01/2015	1,750		1,864
			$10,089					$641

Savings & Loans - 0.00%					Federal National Mortgage Association (FNMA) - 0.26%
					2.18%, 11/01/2022(a),(d)	3		3
Washington Mutual Bank / Henderson NV					2.25%, 10/01/2035(a),(d)	535		565
0.00%, 01/15/2013(c)	1,200		1
					2.35%, 07/01/2034(a),(d)	285		301
					2.36%, 01/01/2035(a),(d)	32		33
Software - 0.19%					2.37%, 08/01/2034(a),(d)	141		149
Microsoft Corp					2.38%, 02/01/2037(a),(d)	253		267
2.95%, 06/01/2014	2,000		2,122		2.39%, 07/01/2034(a),(d)	90		95
					2.41%, 11/01/2032(a),(d)	87		89
					2.48%, 12/01/2032(a),(d)	112		118
Telecommunications - 1.89%					2.50%, 02/01/2035(a),(d)	40		43
AT&T Inc					2.51%, 01/01/2035(a),(d)	237		248
2.40%, 08/15/2016	2,500		2,594		2.91%, 01/01/2019(a),(d)	3		3
2.50%, 08/15/2015	4,000		4,179		4.00%, 05/01/2019(d)	929		985
2.95%, 05/15/2016	4,000		4,238		4.38%, 11/01/2035(a),(d)	18		18
4.95%, 01/15/2013	4,250		4,429		5.61%, 04/01/2019(a),(d)	6		6
Verizon Communications Inc					6.00%, 07/01/2028(d)	45		50
3.00%, 04/01/2016	5,750		6,113		6.50%, 01/01/2014(d)	18		19
			$21,553		7.50%, 10/01/2029(d)	11		14
Textiles - 0.42%					8.00%, 05/01/2027(d)	4		5
Mohawk Industries Inc					8.50%, 11/01/2017(d)	10		11
7.20%, 04/15/2012	4,750		4,774		10.00%, 05/01/2022(d)	6		8
								$3,030
Transportation - 0.39%					Government National Mortgage Association (GNMA) - 0.01%
United Parcel Service Inc
4.50%, 01/15/2013	4,250		4,420		9.00%, 04/20/2025	2		3
					11.00%, 11/15/2015	10		10
TOTAL BONDS			$1,099,169		11.00%, 11/15/2015	2		2

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2012 (unaudited)

					Portfolio Summary (unaudited)
U.S. GOVERNMENT & GOVERNMENT	Principal				Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)					Financial	47 .91%
					Asset Backed Securities	11 .56%
(continued)					Mortgage Securities	8.09%
11.00%, 10/15/2015	$7		$7		Energy	7.54%
10.00%, 01/15/2019	47		49		Consumer, Non-cyclical	5.80%
10.00%, 02/15/2019	1		1		Basic Materials	4.69%
			$72		Government	3.65%
U.S. Treasury - 0.14%					Utilities	2.80%
0.63%, 12/31/2012(e)	1,650		1,657		Consumer, Cyclical	2.70%
					Communications	1.89%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					Technology	1.31%
OBLIGATIONS			$5,400		Industrial	0.79%
	Maturity				Revenue Bonds	0.40%
REPURCHASE AGREEMENTS - 2.09%	Amount (000's)	Value	(000	's)	Insured	0.24%
					Other Assets in Excess of Liabilities, Net	0.63%
Banks - 2.09%					TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Credit	$4,002		$4,002
Suisse Repurchase Agreement; 0.18%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $4,082,337; 4.38% - 8.00%;
dated 11/15/21 - 11/15/39)
Investment in Joint Trading Account; Deutsche	9,661		9,661
Bank Repurchase Agreement; 0.22% dated
01/31/12 maturing 02/01/12 (collateralized
by US Government Securities; $9,853,917;
0.00% - 5.25%; dated 02/01/12 - 12/09/31)
Investment in Joint Trading Account; JP	2,300		2,300
Morgan Repurchase Agreement; 0.15%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $2,346,170; 0.00% - 7.00%;
dated 09/20/12 - 04/15/30)
Investment in Joint Trading Account; Merrill	7,940		7,940
Lynch Repurchase Agreement; 0.16%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $8,098,712; 0.00% - 1.00%;
dated 07/05/12 - 05/04/37)
			$23,903
TOTAL REPURCHASE AGREEMENTS			$23,903
Total Investments			$1,135,767
Other Assets in Excess of Liabilities, Net - 0.63%			$7,207
TOTAL NET ASSETS - 100.00%			$1,142,974

(a)	Variable Rate. Rate shown is in effect at January 31, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $233,678 or 20.44% of net assets.
(c)	Non-Income Producing Security
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $926 or 0.08% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$17,056
Unrealized Depreciation	(5,351)
Net Unrealized Appreciation (Depreciation)	$11,705
Cost for federal income tax purposes	$1,124,062

All dollar amounts are shown in thousands (000's)

See accompanying notes

		Schedule of Investments
Short-Term Income Fund
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 5 Year Note; March 2012	Short	900	$110,469	$111,642	$(1,173)
Total					$(1,173)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 95.19%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.15%					Diversified Financial Services (continued)
Esterline Technologies Corp (a)	26,999		$1,651		MarketAxess Holdings Inc	43,570		$1,353
HEICO Corp	25,992		1,445					$5,056
LMI Aerospace Inc (a)	19,620		388
Triumph Group Inc	20,440		1,279		Electric - 3.13%
			$4,763		Avista Corp	110,180		2,792
					IDACORP Inc	26,380		1,112
Airlines - 1.24%					NorthWestern Corp	44,040		1,548
Alaska Air Group Inc (a)	35,990		2,740		Unisource Energy Corp	39,330		1,465
								$6,917

Apparel - 0.79%					Electronics - 1.92%
Steven Madden Ltd (a)	42,756		1,759		ESCO Technologies Inc	62,000		1,864
					FEI Co (a)	9,390		414
					OSI Systems Inc (a)	36,690		1,971
Automobile Parts & Equipment - 1.27%
Dana Holding Corp (a)	95,550		1,419					$4,249
Standard Motor Products Inc	67,300		1,392		Engineering & Construction - 0.78%
			$2,811		EMCOR Group Inc	52,480		1,513
					Mistras Group Inc (a)	9,589		216
Banks - 4.62%
Bank of the Ozarks Inc	51,163		1,432					$1,729
Cathay General Bancorp	31,560		497		Entertainment - 0.42%
Columbia Banking System Inc	40,330		847		Scientific Games Corp (a)	82,488		923
First of Long Island Corp/The	12,450		331
Hancock Holding Co	15,800		524
Home Bancshares Inc/AR	30,289		789		Food - 1.44%
National Penn Bancshares Inc	48,880		425		Fresh Del Monte Produce Inc	73,580		1,801
					TreeHouse Foods Inc (a)	24,340		1,376
NBT Bancorp Inc	17,560		395
SVB Financial Group (a)	20,737		1,204					$3,177
Texas Capital Bancshares Inc (a)	43,470		1,379
					Forest Products & Paper - 0.70%
Webster Financial Corp	83,630		1,773		Domtar Corp	17,980		1,553
WesBanco Inc	30,600		611
			$10,207
					Gas - 0.74%
Biotechnology - 1.41%					Southwest Gas Corp	39,230		1,640
Cubist Pharmaceuticals Inc (a)	20,070		819
Cytokinetics Inc (a)	257,804		271
Incyte Corp (a)	17,330		307		Healthcare - Products - 2.80%
Momenta Pharmaceuticals Inc (a)	37,538		589		Cantel Medical Corp	36,640		1,157
NewLink Genetics Corp (a)	17,270		120		Cepheid Inc (a)	11,690		515
RTI Biologics Inc (a)	188,500		650		CONMED Corp (a)	45,860		1,348
Seattle Genetics Inc (a)	19,060		361		Greatbatch Inc (a)	53,460		1,252
					MAKO Surgical Corp (a)	6,090		218
			$3,117		Orthofix International NV (a)	42,198		1,694
Chemicals - 2.36%								$6,184
Kraton Performance Polymers Inc (a)	38,594		1,098
Kronos Worldwide Inc	59,910		1,379		Healthcare - Services - 4.70%
WR Grace & Co (a)	51,347		2,749		AMERIGROUP Corp (a)	36,800		2,503
					Centene Corp (a)	21,380		966
			$5,226		Gentiva Health Services Inc (a)	53,192		386
Commercial Services - 4.80%					HealthSouth Corp (a)	146,120		2,819
Huron Consulting Group Inc (a)	62,470		2,341		Magellan Health Services Inc (a)	42,730		2,086
ITT Educational Services Inc (a)	14,300		942		WellCare Health Plans Inc (a)	27,250		1,629
Kenexa Corp (a)	49,327		1,185					$10,389
On Assignment Inc (a)	97,490		1,093
PAREXEL International Corp (a)	66,590		1,605		Holding Companies - Diversified - 0.44%
RPX Corp (a)	43,924		744		Primoris Services Corp	60,593		964
RSC Holdings Inc (a)	127,680		2,705
			$10,615		Insurance - 2.16%
Computers - 3.40%					Amtrust Financial Services Inc	16,009		415
					CNO Financial Group Inc (a)	44,040		296
CACI International Inc (a)	25,140		1,475
CIBER Inc (a)	200,340		872		Montpelier Re Holdings Ltd ADR	145,800		2,533
Fortinet Inc (a)	57,940		1,322		Protective Life Corp	51,880		1,297
Manhattan Associates Inc (a)	59,270		2,601		Validus Holdings Ltd	7,690		247
Syntel Inc	26,530		1,245					$4,788
			$7,515		Internet - 3.71%
					Ancestry.com Inc (a)	40,146		1,188
Consumer Products - 0.67%					comScore Inc (a)	48,990		1,085
Prestige Brands Holdings Inc (a)	115,290		1,480
					Liquidity Services Inc (a)	68,340		2,358
					TIBCO Software Inc (a)	95,610		2,493
Diversified Financial Services - 2.29%					Vocus Inc (a)	46,870		1,077
Calamos Asset Management Inc	70,410		879					$8,201
Knight Capital Group Inc (a)	217,410		2,824
See accompanying notes					236

Schedule of Investments
SmallCap Blend Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Iron & Steel - 0.41%					Retail (continued)
Schnitzer Steel Industries Inc	20,730		$905		Finish Line Inc/The	68,880		$1,457
					Liz Claiborne Inc (a)	220,134		2,047
					Pier 1 Imports Inc (a)	205,590		3,197
Leisure Products & Services - 1.23%					Red Robin Gourmet Burgers Inc (a)	85,280		2,619
Polaris Industries Inc	42,390		2,730		Sally Beauty Holdings Inc (a)	79,510		1,639
					Susser Holdings Corp (a)	40,820		974
Machinery - Diversified - 2.18%								$21,376
Applied Industrial Technologies Inc	36,710		1,416
Chart Industries Inc (a)	37,060		2,067		Savings & Loans - 1.51%
					Investors Bancorp Inc (a)	59,090		872
Robbins & Myers Inc	27,391		1,330
			$4,813		Oritani Financial Corp	90,790		1,178
					Provident Financial Services Inc	93,190		1,290
Metal Fabrication & Hardware - 0.96%								$3,340
RBC Bearings Inc (a)	46,780		2,118
					Semiconductors - 2.93%
					Entegris Inc (a)	224,890		2,154
Mining - 0.71%					IXYS Corp (a)	63,040		865
Stillwater Mining Co (a)	122,400		1,577		Lattice Semiconductor Corp (a)	259,700		1,766
					MKS Instruments Inc	13,860		418
					Rudolph Technologies Inc (a)	124,220		1,271
Miscellaneous Manufacturing - 1.85%
AZZ Inc	28,800		1,414					$6,474
Colfax Corp (a)	49,860		1,514		Software - 3.24%
Sturm Ruger & Co Inc	29,598		1,173		Computer Programs & Systems Inc	16,300		933
			$4,101		Digi International Inc (a)	43,070		486
					MicroStrategy Inc (a)	15,980		1,840
Oil & Gas - 5.20%					MModal Inc (a)	41,616		436
Berry Petroleum Co	43,740		1,969		SYNNEX Corp (a)	43,120		1,560
Callon Petroleum Co (a)	185,782		1,115
					Taleo Corp (a)	52,960		1,907
Energy XXI Bermuda Ltd (a)	84,470		2,773
GeoResources Inc (a)	105,760		3,237					$7,162
Gulfport Energy Corp (a)	44,625		1,467		Telecommunications - 4.22%
Parker Drilling Co (a)	144,657		940		Arris Group Inc (a)	176,941		2,067
			$11,501		Consolidated Communications Holdings Inc	51,780		983
Oil & Gas Services - 1.39%					InterDigital Inc	30,890		1,153
C&J Energy Services Inc (a)	78,488		1,307		Plantronics Inc	74,580		2,777
					RF Micro Devices Inc (a)	241,550		1,205
Newpark Resources Inc (a)	136,010		1,107
Pioneer Drilling Co (a)	73,108		652		Windstream Corp	94,737		1,144
			$3,066					$9,329

Pharmaceuticals - 1.98%					Textiles - 0.24%
Alkermes PLC (a)	18,330		345		G&K Services Inc	16,293		535
Array BioPharma Inc (a)	127,160		350
Medicis Pharmaceutical Corp	11,810		391		Transportation - 0.81%
Onyx Pharmaceuticals Inc (a)	11,510		471		Atlas Air Worldwide Holdings Inc (a)	37,520		1,787
Questcor Pharmaceuticals Inc (a)	19,420		688
Salix Pharmaceuticals Ltd (a)	30,510		1,470		TOTAL COMMON STOCKS			$210,481
Viropharma Inc (a)	22,690		676			Maturity
			$4,391		REPURCHASE AGREEMENTS - 4.97%	Amount (000's)	Value	(000	's)

Private Equity - 0.67%					Banks - 4.97%
American Capital Ltd (a)	179,430		1,475		Investment in Joint Trading Account; Credit	$1,839		$1,839
					Suisse Repurchase Agreement; 0.18%
REITS - 8.05%					dated 01/31/12 maturing 02/01/12
CBL & Associates Properties Inc	201,400		3,498		(collateralized by US Government
Coresite Realty Corp	39,525		793		Securities; $1,875,700; 4.38% - 8.00%;
EastGroup Properties Inc	31,350		1,489		dated 11/15/21 - 11/15/39)
Education Realty Trust Inc	237,000		2,536		Investment in Joint Trading Account; Deutsche	4,439		4,439
Extra Space Storage Inc	64,630		1,701		Bank Repurchase Agreement; 0.22% dated
Kilroy Realty Corp	64,090		2,668		01/31/12 maturing 02/01/12 (collateralized
Post Properties Inc	60,850		2,719		by US Government Securities; $4,527,553;
PS Business Parks Inc	18,250		1,134		0.00% - 5.25%; dated 02/01/12 - 12/09/31)
Retail Opportunity Investments Corp	106,230		1,260		Investment in Joint Trading Account; JP	1,057		1,057
			$17,798		Morgan Repurchase Agreement; 0.15%
					dated 01/31/12 maturing 02/01/12
Retail - 9.67%					(collateralized by US Government
ANN INC (a)	47,380		1,149		Securities; $1,077,989; 0.00% - 7.00%;
Brinker International Inc	103,850		2,685		dated 09/20/12 - 04/15/30)
Cash America International Inc	23,640		1,037
Coinstar Inc (a)	43,450		2,161
Conn's Inc (a)	59,260		687
DSW Inc	34,510		1,724

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
January 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$3,648	$3,648
Lynch Repurchase Agreement; 0.16%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $3,721,094; 0.00% - 1.00%;
dated 07/05/12 - 05/04/37)
		$10,983
TOTAL REPURCHASE AGREEMENTS		$10,983
Total Investments		$221,464
Liabilities in Excess of Other Assets, Net - (0.16)%		$(364)
TOTAL NET ASSETS - 100.00%		$221,100

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$41,021
Unrealized Depreciation		(7,379)
Net Unrealized Appreciation (Depreciation)		$33,642
Cost for federal income tax purposes		$187,822

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		24 .27%
Consumer, Non-cyclical		17 .80%
Consumer, Cyclical		14 .86%
Industrial		10 .65%
Technology		9.57%
Communications		7.93%
Energy		6.59%
Basic Materials		4.18%
Utilities		3.87%
Diversified		0.44%
Liabilities in Excess of Other Assets, Net		(0.16)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2012	Long	29	$2,072	$2,294	$222
Total					$222

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 97.16%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 1.79%					Healthcare - Services - 6.41%
Esterline Technologies Corp (a)	8,494		$519		AMERIGROUP Corp (a)	16,700		$1,136
HEICO Corp	14,370		799		Centene Corp (a)	20,400		922
			$1,318		Gentiva Health Services Inc (a)	27,393		199
					HealthSouth Corp (a)	59,565		1,149
Apparel - 1.47%					Magellan Health Services Inc (a)	9,130		446
Steven Madden Ltd (a)	26,330		1,083
					WellCare Health Plans Inc (a)	14,680		877
								$4,729
Automobile Parts & Equipment - 1.01%
Dana Holding Corp (a)	50,090		744		Holding Companies - Diversified - 0.62%
					Primoris Services Corp	28,843		459

Banks - 0.61%
Home Bancshares Inc/AR	749		20		Insurance - 0.10%
SVB Financial Group (a)	7,362		427		Amtrust Financial Services Inc	2,812		73
			$447
					Internet - 6.08%
Biotechnology - 3.29%					Ancestry.com Inc (a)	19,379		574
Ariad Pharmaceuticals Inc (a)	17,950		265
					comScore Inc (a)	26,000		576
Cubist Pharmaceuticals Inc (a)	17,100		698
					Liquidity Services Inc (a)	32,260		1,113
Cytokinetics Inc (a)	135,628		142
					TIBCO Software Inc (a)	43,770		1,141
Incyte Corp (a)	12,133		215
					Vocus Inc (a)	47,000		1,080
Ligand Pharmaceuticals Inc (a)	1		—
Momenta Pharmaceuticals Inc (a)	22,090		347					$4,484
NewLink Genetics Corp (a)	20,310		141		Iron & Steel - 0.41%
RTI Biologics Inc (a)	107,586		371		Schnitzer Steel Industries Inc	6,900		301
Seattle Genetics Inc (a)	13,340		252
XOMA Corp (a)	1		—
					Leisure Products & Services - 1.43%
			$2,431		Polaris Industries Inc	16,430		1,058
Chemicals - 0.88%
Kronos Worldwide Inc	28,370		653		Machinery - Diversified - 2.11%
					Applied Industrial Technologies Inc	22,040		851
Commercial Services - 4.61%					Robbins & Myers Inc	14,522		705
Huron Consulting Group Inc (a)	24,325		912					$1,556
ITT Educational Services Inc (a)	6,640		438
Kenexa Corp (a)	26,073		626		Metal Fabrication & Hardware - 1.90%
					RBC Bearings Inc (a)	31,030		1,405
PAREXEL International Corp (a)	31,000		747
RPX Corp (a)	40,146		680
			$3,403		Mining - 0.43%
					Stillwater Mining Co (a)	24,670		318
Computers - 4.49%
CACI International Inc (a)	9,200		540
Fortinet Inc (a)	26,590		606		Miscellaneous Manufacturing - 3.68%
Manhattan Associates Inc (a)	34,300		1,505		AZZ Inc	24,800		1,218
Syntel Inc	14,100		662		Colfax Corp (a)	35,972		1,092
			$3,313		Sturm Ruger & Co Inc	10,295		408
								$2,718
Diversified Financial Services - 2.51%
Knight Capital Group Inc (a)	56,340		732		Office Furnishings - 1.49%
MarketAxess Holdings Inc	36,000		1,118		Knoll Inc	68,800		1,098
			$1,850

Electrical Components & Equipment - 1.70%					Oil & Gas - 6.59%
Belden Inc	32,010		1,255		Berry Petroleum Co	22,880		1,030
					Callon Petroleum Co (a)	87,669		526
					Energy XXI Bermuda Ltd (a)	41,740		1,370
Electronics - 1.94%					Gulfport Energy Corp (a)	22,510		740
ESCO Technologies Inc	17,240		518		Parker Drilling Co (a)	63,523		413
FEI Co (a)	20,700		912		Rosetta Resources Inc (a)	16,400		787
			$1,430					$4,866

Food - 0.80%					Oil & Gas Services - 1.82%
TreeHouse Foods Inc (a)	10,440		590		C&J Energy Services Inc (a)	35,615		593
					Newpark Resources Inc (a)	56,860		463
Healthcare - Products - 4.01%					Pioneer Drilling Co (a)	31,845		284
Cantel Medical Corp	17,600		556					$1,340
Cepheid Inc (a)	8,360		368
Greatbatch Inc (a)	21,920		513		Packaging & Containers - 0.71%
MAKO Surgical Corp (a)	4,280		153		Rock-Tenn Co	8,500		526
NxStage Medical Inc (a)	6,160		111
Orthofix International NV (a)	31,383		1,260		Pharmaceuticals - 5.55%
			$2,961		Alkermes PLC (a)	12,820		241
					Array BioPharma Inc (a)	142,490		392

See accompanying notes

Schedule of Investments
SmallCap Growth Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Pharmaceuticals (continued)					(continued)	Amount (000's)	Value (000's)
Herbalife Ltd	15,540		$899		Banks (continued)
Medicis Pharmaceutical Corp	6,760		224		Investment in Joint Trading Account; Merrill	$693	$693
Medivation Inc (a)	4,170		231		Lynch Repurchase Agreement; 0.16%
Onyx Pharmaceuticals Inc (a)	7,850		321		dated 01/31/12 maturing 02/01/12
Questcor Pharmaceuticals Inc (a)	13,310		472		(collateralized by US Government
Salix Pharmaceuticals Ltd (a)	17,910		863		Securities; $707,337; 0.00% - 1.00%; dated
Theravance Inc (a)	7,710		137		07/05/12 - 05/04/37)
Viropharma Inc (a)	10,680		318				$2,088
			$4,098		TOTAL REPURCHASE AGREEMENTS		$2,088

REITS - 2.17%					Total Investments		$73,795
EastGroup Properties Inc	13,430		638		Other Assets in Excess of Liabilities, Net - 0.01%		$5
Post Properties Inc	21,630		967		TOTAL NET ASSETS - 100.00%		$73,800
			$1,605

Retail - 10.93%					(a) Non-Income Producing Security
ANN INC (a)	47,580		1,154
Coinstar Inc (a)	24,550		1,221
DSW Inc	20,590		1,029		Unrealized Appreciation (Depreciation)
Finish Line Inc/The	48,520		1,026		The net federal income tax unrealized appreciation (depreciation) and federal tax
Pier 1 Imports Inc (a)	71,580		1,113
Red Robin Gourmet Burgers Inc (a)	40,330		1,239		cost of investments held as of the period end were as follows:
Ruth's Hospitality Group Inc (a)	120,900		748
Sally Beauty Holdings Inc (a)	26,200		540		Unrealized Appreciation		$13,572
					Unrealized Depreciation		(3,065)
			$8,070		Net Unrealized Appreciation (Depreciation)		$10,507
Semiconductors - 3.78%					Cost for federal income tax purposes		$63,288
Entegris Inc (a)	75,200		720
IXYS Corp (a)	82,190		1,128		All dollar amounts are shown in thousands (000's)
Lattice Semiconductor Corp (a)	138,400		941
			$2,789		Portfolio Summary (unaudited)
					Sector		Percent
Software - 4.35%					Consumer, Non-cyclical		24 .67%
Computer Programs & Systems Inc	7,990		457		Consumer, Cyclical		16 .34%
Digi International Inc (a)	28,300		320		Industrial		15 .16%
MicroStrategy Inc (a)	7,740		891		Technology		12 .62%
MModal Inc (a)	58,067		607		Communications		12 .23%
Taleo Corp (a)	25,900		933		Energy		8.41%
			$3,208		Financial		8.22%
Telecommunications - 6.16%					Basic Materials		1.72%
Arris Group Inc (a)	94,700		1,106		Diversified		0.62%
InterDigital Inc	19,000		709		Other Assets in Excess of Liabilities, Net		0.01%
Plantronics Inc	32,850		1,223		TOTAL NET ASSETS		100.00%
RF Micro Devices Inc (a)	110,840		553
Windstream Corp	79,078		955
			$4,546

Transportation - 1.33%
Atlas Air Worldwide Holdings Inc (a)	20,620		982

TOTAL COMMON STOCKS			$71,707
	Maturity
REPURCHASE AGREEMENTS - 2.83%	Amount (000's)	Value	(000	's)

Banks - 2.83%
Investment in Joint Trading Account; Credit	$350		$350
Suisse Repurchase Agreement; 0.18%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $356,549; 4.38% - 8.00%; dated
11/15/21 - 11/15/39)
Investment in Joint Trading Account; Deutsche	844		844
Bank Repurchase Agreement; 0.22% dated
01/31/12 maturing 02/01/12 (collateralized
by US Government Securities; $860,636;
0.00% - 5.25%; dated 02/01/12 - 12/09/31)
Investment in Joint Trading Account; JP	201		201
Morgan Repurchase Agreement; 0.15%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $204,913; 0.00% - 7.00%; dated
09/20/12 - 04/15/30)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS - 95.13%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.00%					Banks (continued)
Marchex Inc	3,505		$16		Westamerica Bancorporation	3,374		$157
								$19,242

Aerospace & Defense - 0.65%					Beverages - 0.04%
Aerovironment Inc (a)	4,511		126		Boston Beer Co Inc/The (a)	2,182		218
Astronics Corp (a)	4,119		137		Coca-Cola Bottling Co Consolidated	1,828		112
BE Aerospace Inc (a)	56,429		2,381		Peet's Coffee & Tea Inc (a)	2,926		178
Cubic Corp	2,792		129					$508
GenCorp Inc (a)	17,066		94
HEICO Corp	28,624		1,592		Biotechnology - 1.79%
Kaman Corp	5,855		183		Acorda Therapeutics Inc (a)	10,192		260
LMI Aerospace Inc (a)	1,817		36		Affymax Inc (a)	6,917		55
Moog Inc (a)	1,741		74		Alnylam Pharmaceuticals Inc (a)	14,866		172
National Presto Industries Inc	1,226		120		AMAG Pharmaceuticals Inc (a)	929		15
Orbital Sciences Corp (a)	10,234		148		Amarin Corp PLC ADR(a)	442,307		3,609
Teledyne Technologies Inc (a)	2,774		157		Ariad Pharmaceuticals Inc (a)	401,996		5,929
TransDigm Group Inc (a)	8,513		890		Arqule Inc (a)	372,082		2,940
					Astex Pharmaceuticals (a)	1,116		3
Triumph Group Inc	42,832		2,680		BioCryst Pharmaceuticals Inc (a)	11,652		41
			$8,747		Biosante Pharmaceuticals Inc (a)	44,165		29
Agriculture - 0.02%					Cubist Pharmaceuticals Inc (a)	73,325		2,993
Tejon Ranch Co (a)	5,736		163		Dynavax Technologies Corp (a)	34,959		122
Vector Group Ltd	7,340		128		Emergent Biosolutions Inc (a)	9,701		165
			$291		Enzo Biochem Inc (a)	1,226		3
					Enzon Pharmaceuticals Inc (a)	1,026		7
Airlines - 0.11%					Exelixis Inc (a)	33,018		176
Alaska Air Group Inc (a)	775		59
					Halozyme Therapeutics Inc (a)	21,656		229
Allegiant Travel Co (a)	3,987		219
					Immunogen Inc (a)	13,892		196
US Airways Group Inc (a)	138,300		1,167
					Incyte Corp (a)	301,858		5,343
			$1,445		Inhibitex Inc (a)	10,548		269
Apparel - 0.73%					Ligand Pharmaceuticals Inc (a)	7,847		98
Carter's Inc (a)	11,005		461		Medicines Co/The (a)	7,746		156
Crocs Inc (a)	126,846		2,412		Momenta Pharmaceuticals Inc (a)	11,651		183
Maidenform Brands Inc (a)	5,951		119		NPS Pharmaceuticals Inc (a)	21,726		167
Oxford Industries Inc	3,337		170		Nymox Pharmaceutical Corp (a)	6,209		49
Steven Madden Ltd (a)	86,363		3,553		PDL BioPharma Inc	29,764		190
True Religion Apparel Inc (a)	32,855		1,191		Peregrine Pharmaceuticals Inc (a)	31,881		31
Under Armour Inc (a)	11,000		876		PharmAthene Inc (a)	14,101		22
Warnaco Group Inc/The (a)	8,823		514		Seattle Genetics Inc (a)	22,028		417
Wolverine World Wide Inc	12,959		507		Spectrum Pharmaceuticals Inc (a)	15,154		213
			$9,803		Sunesis Pharmaceuticals Inc (a)	10,580		15
					Trius Therapeutics Inc (a)	3,075		17
Automobile Manufacturers - 0.01%					Vical Inc (a)	25,448		89
Wabash National Corp (a)	15,567		138
								$24,203

					Building Materials - 1.48%
Automobile Parts & Equipment - 0.13%					Eagle Materials Inc	8,224		242
Cooper Tire & Rubber Co	14,171		213		Interline Brands Inc (a)	418,922		7,126
Dana Holding Corp (a)	31,128		462
Dorman Products Inc (a)	4,322		188		Quanex Building Products Corp	417,191		6,854
					Simpson Manufacturing Co Inc	175,403		5,680
Douglas Dynamics Inc	4,072		55		USG Corp (a)	11,552		148
Meritor Inc (a)	25,579		161
Tenneco Inc (a)	13,796		443					$20,050
Titan International Inc	11,368		275		Chemicals - 2.10%
			$1,797		A Schulman Inc	638		16
					American Vanguard Corp	1,430		21
Banks - 1.42%					Balchem Corp	7,603		288
Arrow Financial Corp	237		6		Chemtura Corp (a)	12,910		181
Bank of the Ozarks Inc	1,600		45		Codexis Inc (a)	9,894		55
Bridge Bancorp Inc	927		18		Hawkins Inc	3,435		136
Bryn Mawr Bank Corp	1,097		22		HB Fuller Co	61,697		1,766
First Financial Bankshares Inc	3,641		124		Innophos Holdings Inc	5,757		287
Iberiabank Corp	107,513		5,621		Innospec Inc (a)	5,515		179
PrivateBancorp Inc	57,700		816		KMG Chemicals Inc	2,508		46
Prosperity Bancshares Inc	35,837		1,488		Kraton Performance Polymers Inc (a)	6,354		181
Signature Bank/New York NY (a)	170,985		9,942
SVB Financial Group (a)	2,173		126		Kronos Worldwide Inc	43,109		992
					NewMarket Corp	2,387		516
SY Bancorp Inc	794		17		Oil-Dri Corp of America	346		7
Taylor Capital Group Inc (a)	1,386		17
Texas Capital Bancshares Inc (a)	24,700		784		Olin Corp	12,651		281
					PolyOne Corp	291,969		4,210
Trustco Bank Corp NY	1,468		8		Quaker Chemical Corp	3,856		171
Walker & Dunlop Inc (a)	4,249		51
					Rockwood Holdings Inc (a)	145,849		7,365

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)					Commercial Services (continued)
Solutia Inc	366,993		$10,092		Quad/Graphics Inc	910		$11
Westlake Chemical Corp	25,589		1,496		Rollins Inc	17,147		367
Zep Inc	8,768		144		RPX Corp (a)	342,783		5,806
			$28,430		ServiceSource International Inc (a)	495,112		8,377
					Sotheby's	199,851		6,702
Coal - 0.02%					Standard Parking Corp (a)	6,584		116
Cloud Peak Energy Inc (a)	4,965		94
					Steiner Leisure Ltd (a)	3,821		189
Hallador Energy Co	1,543		16		Strayer Education Inc	3,144		342
Patriot Coal Corp (a)	19,435		148
					Team Health Holdings Inc (a)	6,734		139
SunCoke Energy Inc (a)	2,560		34
					Team Inc (a)	5,000		146
			$292		TMS International Corp (a)	2,095		22
Commercial Services - 9.37%					TNS Inc (a)	6,821		126
ABM Industries Inc	5,886		128		Transcend Services Inc (a)	3,465		86
Acacia Research - Acacia Technologies (a)	9,721		400		TrueBlue Inc (a)	556,633		9,190
Accretive Health Inc (a)	10,334		277		United Rentals Inc (a)	455,604		17,423
Advance America Cash Advance Centers Inc	2,786		22		Universal Technical Institute Inc (a)	8,499		119
Advisory Board Co/The (a)	3,536		270		Valassis Communications Inc (a)	12,621		287
American Public Education Inc (a)	37,869		1,523		Viad Corp	1,078		22
AMN Healthcare Services Inc (a)	7,219		37		Wright Express Corp (a)	8,778		480
Arbitron Inc	41,105		1,468					$126,744
Ascent Capital Group Inc (a)	121,404		5,753
AVEO Pharmaceuticals Inc (a)	196,426		2,589		Computers - 2.62%
					3D Systems Corp (a)	11,204		214
Avis Budget Group Inc (a)	28,368		407
					CACI International Inc (a)	786		46
Bridgepoint Education Inc (a)	7,433		183
					Cadence Design Systems Inc (a)	1,181,280		12,474
Capella Education Co (a)	3,779		160
					Digimarc Corp (a)	2,607		69
Cardtronics Inc (a)	11,437		292
					Dot Hill Systems Corp (a)	5,146		8
Cenveo Inc (a)	11,720		39
					Echelon Corp (a)	13,982		72
Chemed Corp	5,494		308		Electronics for Imaging Inc (a)	1,309		23
Consolidated Graphics Inc (a)	3,401		173
					Fortinet Inc (a)	180,988		4,128
Corporate Executive Board Co	9,210		362		iGate Corp (a)	7,058		129
Corvel Corp (a)	2,468		120
CoStar Group Inc (a)	228,877		12,970		j2 Global Inc	12,491		337
CRA International Inc (a)	722		16		Jack Henry & Associates Inc	22,765		779
					KEYW Holding Corp/The (a)	400,154		3,041
Deluxe Corp	13,875		355		LivePerson Inc (a)	13,941		167
DFC Global Corp (a)	11,069		218
					Magma Design Automation Inc (a)	17,614		126
Dollar Thrifty Automotive Group Inc (a)	6,601		486
					Manhattan Associates Inc (a)	5,691		250
Education Management Corp (a)	69,574		1,776
					Maxwell Technologies Inc (a)	6,318		129
Electro Rent Corp	3,074		52		Mentor Graphics Corp (a)	11,277		156
ExamWorks Group Inc (a)	10,843		120
					Mercury Computer Systems Inc (a)	367,336		4,919
ExlService Holdings Inc (a)	6,515		157
					MICROS Systems Inc (a)	131,767		6,550
Forrester Research Inc	3,359		117		MTS Systems Corp	4,386		201
FTI Consulting Inc (a)	37,600		1,610
					NCI Inc (a)	467		3
Genpact Ltd (a)	473,883		6,933
					Netscout Systems Inc (a)	10,144		210
Global Payments Inc	97,277		4,866		Silicon Graphics International Corp (a)	12,491		170
Grand Canyon Education Inc (a)	7,584		127
					STEC Inc (a)	16,365		155
Hackett Group Inc/The (a)	6,831		26
					Stratasys Inc (a)	4,713		173
Healthcare Services Group Inc	17,713		331		Super Micro Computer Inc (a)	7,180		121
Heartland Payment Systems Inc	109,369		2,625		SYKES Enterprises Inc (a)	1,711		30
HMS Holdings Corp (a)	364,107		12,019
					Synaptics Inc (a)	8,791		337
Huron Consulting Group Inc (a)	27,831		1,043
ICF International Inc (a)	2,774		79		Syntel Inc	4,183		196
					Unisys Corp (a)	7,129		150
Insperity Inc	5,911		166					$35,363
Intersections Inc	3,684		45
K12 Inc (a)	169,654		3,799		Consumer Products - 0.58%
Kenexa Corp (a)	55,426		1,332		AT Cross Co (a)	3,511		35
Korn/Ferry International (a)	991		16		SodaStream International Ltd (a)	200,451		7,655
Landauer Inc	2,433		138		WD-40 Co	4,245		186
Matthews International Corp	4,727		156					$7,876
MAXIMUS Inc	136,895		6,164
McGrath Rentcorp	4,123		131		Cosmetics & Personal Care - 0.17%
					Elizabeth Arden Inc (a)	59,489		2,140
Medifast Inc (a)	5,733		94
MoneyGram International Inc (a)	3,855		71		Inter Parfums Inc	6,412		107
Monro Muffler Brake Inc	89,960		3,773					$2,247
Multi-Color Corp	186		4		Distribution & Wholesale - 0.60%
National American University Holdings Inc	3,576		27		Beacon Roofing Supply Inc (a)	12,405		284
National Research Corp	625		25		Brightpoint Inc (a)	11,761		138
On Assignment Inc (a)	1,699		19		Core-Mark Holding Co Inc	620		25
PAREXEL International Corp (a)	13,882		334		Houston Wire & Cable Co	7,390		105
PRGX Global Inc (a)	7,725		47		LKQ Corp (a)	175,703		5,728
Providence Service Corp/The (a)	1,040		16		MWI Veterinary Supply Inc (a)	3,231		254

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)					Electronics (continued)
Owens & Minor Inc	13,402		$407		Newport Corp (a)	4,715		$87
Pool Corp	12,578		428		OSI Systems Inc (a)	30,473		1,638
Titan Machinery Inc (a)	1,988		49		Plexus Corp (a)	55,074		1,997
United Stationers Inc	7,368		238		Rofin-Sinar Technologies Inc (a)	5,358		152
Watsco Inc	6,418		443		Rogers Corp (a)	2,194		84
			$8,099		Taser International Inc (a)	22,404		107
					TTM Technologies Inc (a)	4,937		61
Diversified Financial Services - 1.24%					Viasystems Group Inc (a)	104		2
AerCap Holdings NV (a)	66,359		829
Affiliated Managers Group Inc (a)	66,104		6,644		Watts Water Technologies Inc	1,025		39
					Woodward Inc	16,409		689
Aircastle Ltd	2,318		33		Zagg Inc (a)	81,100		809
BGC Partners Inc	18,647		117		Zygo Corp (a)	978		17
Cohen & Steers Inc	5,893		199					$10,880
Credit Acceptance Corp (a)	1,648		139
Diamond Hill Investment Group Inc	1,067		82		Energy - Alternate Sources - 0.01%
Duff & Phelps Corp	7,983		122		Clean Energy Fuels Corp (a)	11,095		166
Encore Capital Group Inc (a)	6,464		152		FutureFuel Corp	2,699		32
Epoch Holding Corp	6,142		146					$198
Evercore Partners Inc - Class A	5,414		153
Financial Engines Inc (a)	8,573		205		Engineering & Construction - 0.95%
GAMCO Investors Inc	1,701		79		Argan Inc	372		5
Higher One Holdings Inc (a)	8,071		137		Chicago Bridge & Iron Co NV	128,300		5,463
					Dycom Industries Inc (a)	315,905		6,751
Manning & Napier Inc (a)	1,138		15
					Exponent Inc (a)	3,781		185
MarketAxess Holdings Inc	7,395		230		MasTec Inc (a)	15,281		249
Netspend Holdings Inc (a)	10,646		93
					Mistras Group Inc (a)	5,899		133
Portfolio Recovery Associates Inc (a)	4,408		286
Stifel Financial Corp (a)	181,018		6,527					$12,786
Virtus Investment Partners Inc (a)	2,065		164		Entertainment - 0.79%
Westwood Holdings Group Inc	2,466		98		Churchill Downs Inc	1,316		74
World Acceptance Corp (a)	3,906		249		Cinemark Holdings Inc	22,033		434
			$16,699		National CineMedia Inc	633,821		8,633
					Scientific Games Corp (a)	56,500		632
Electric - 0.01%					Shuffle Master Inc (a)	11,314		145
Atlantic Power Corp	2,103		31
Genie Energy Ltd	5,049		53		Six Flags Entertainment Corp	10,791		473
			$84		Vail Resorts Inc	6,439		281
								$10,672
Electrical Components & Equipment - 1.27%
Acuity Brands Inc	130,911		7,623		Environmental Control - 0.81%
					Calgon Carbon Corp (a)	9,815		160
AMETEK Inc	132,939		6,248		Clean Harbors Inc (a)	47,591		3,019
Belden Inc	10,969		430		Darling International Inc (a)	30,359		464
Coleman Cable Inc (a)	3,353		36
					EnergySolutions Inc (a)	6,881		25
EnerSys (a)	6,122		177
					Fuel Tech Inc (a)	6,902		42
Generac Holdings Inc (a)	3,638		106
					Metalico Inc (a)	9,173		33
Graham Corp	3,919		86
Littelfuse Inc	5,463		277		Mine Safety Appliances Co	7,328		250
					Rentech Inc (a)	89,836		158
Power-One Inc (a)	25,598		111
					Tetra Tech Inc (a)	5,006		116
Universal Display Corp (a)	47,245		1,989
Vicor Corp	8,152		73		US Ecology Inc	6,914		129
			$17,156		Waste Connections Inc	202,242		6,535
								$10,931
Electronics - 0.80%
American Science & Engineering Inc	30,565		2,185		Food - 0.76%
Analogic Corp	2,401		136		Arden Group Inc	261		24
Badger Meter Inc	5,011		161		B&G Foods Inc	7,104		161
Brady Corp	1,595		52		Cal-Maine Foods Inc	432		16
					Chefs' Warehouse Inc/The (a)	249,583		5,274
Coherent Inc (a)	4,504		252
Cymer Inc (a)	3,148		157		Diamond Foods Inc	5,711		208
					Fresh Market Inc/The (a)	6,358		274
Daktronics Inc	2,510		27		Hain Celestial Group Inc (a)	33,483		1,292
DDi Corp	2,166		21
Electro Scientific Industries Inc	1,120		17		J&J Snack Foods Corp	3,588		183
ESCO Technologies Inc	2,714		82		Lancaster Colony Corp	4,895		340
					Lifeway Foods Inc (a)	1,826		17
FARO Technologies Inc (a)	3,729		202
FEI Co (a)	9,761		430		Ruddick Corp	6,055		244
					Smart Balance Inc (a)	71,158		377
Fluidigm Corp (a)	2,599		39
II-VI Inc (a)	13,982		322		Tootsie Roll Industries Inc	5,004		121
					TreeHouse Foods Inc (a)	20,512		1,160
InvenSense Inc (a)	1,870		31
					United Natural Foods Inc (a)	12,518		551
Kemet Corp (a)	902		8
LeCroy Corp (a)	6,485		67					$10,242
Measurement Specialties Inc (a)	5,956		193		Forest Products & Paper - 0.02%
Multi-Fineline Electronix Inc (a)	607		15		Deltic Timber Corp	2,463		168
National Instruments Corp	29,750		801		Neenah Paper Inc	3,038		72

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Forest Products & Paper (continued)					Healthcare - Products (continued)
Xerium Technologies Inc (a)	4,579		$40		Volcano Corp (a)	396,875		$11,133
			$280		West Pharmaceutical Services Inc	4,740		192
					Young Innovations Inc	756		23
Gas - 0.01%					Zeltiq Aesthetics Inc (a)	2,122		25
South Jersey Industries Inc	2,148		118		Zoll Medical Corp (a)	120,694		8,277
								$101,611
Hand & Machine Tools - 0.59%					Healthcare - Services - 2.97%
Franklin Electric Co Inc	5,869		294		Air Methods Corp (a)	2,585		218
Lincoln Electric Holdings Inc	179,054		7,690		Alliance HealthCare Services Inc (a)	10,650		12
			$7,984		AMERIGROUP Corp (a)	120,120		8,169
Healthcare - Products - 7.51%					Bio-Reference Labs Inc (a)	9,815		190
Abaxis Inc (a)	5,688		154		Capital Senior Living Corp (a)	3,529		29
ABIOMED Inc (a)	8,252		153		Centene Corp (a)	200,739		9,074
Align Technology Inc (a)	15,977		376		Covance Inc (a)	291,678		12,778
ArthroCare Corp (a)	6,899		213		Emeritus Corp (a)	7,537		132
AtriCure Inc (a)	5,555		64		Ensign Group Inc/The	6,783		180
Atrion Corp	635		155		IPC The Hospitalist Co Inc (a)	4,135		139
Bacterin International Holdings Inc (a)	8,886		25		Mednax Inc (a)	113,387		8,075
Biolase Technology Inc (a)	2,815		9		Metropolitan Health Networks Inc (a)	16,869		135
CardioNet Inc (a)	2,682		8		Molina Healthcare Inc (a)	4,468		137
Cepheid Inc (a)	181,609		8,002		RadNet Inc (a)	12,222		31
Cerus Corp (a)	16,386		47		Select Medical Holdings Corp (a)	3,980		33
Chindex International Inc (a)	2,105		19		US Physical Therapy Inc	4,668		95
Conceptus Inc (a)	12,976		161		Vanguard Health Systems Inc (a)	4,293		48
Cooper Cos Inc/The	47,418		3,421		WellCare Health Plans Inc (a)	10,993		657
CryoLife Inc (a)	837		4					$40,132
Cyberonics Inc (a)	7,161		233
DexCom Inc (a)	17,476		192		Holding Companies - Diversified - 0.01%
Endologix Inc (a)	111,365		1,446		Primoris Services Corp	9,218		147
Exactech Inc (a)	2,206		36
Genomic Health Inc (a)	4,431		123		Home Builders - 0.06%
Gen-Probe Inc (a)	253,846		16,990		Ryland Group Inc/The	44,600		812
Haemonetics Corp (a)	6,633		431
Hanger Orthopedic Group Inc (a)	6,942		136
Hansen Medical Inc (a)	18,723		59		Home Furnishings - 2.67%
					DTS Inc/CA (a)	4,893		139
HeartWare International Inc (a)	2,665		184
Henry Schein Inc (a)	149,111		10,570		Ethan Allen Interiors Inc	3,406		80
ICU Medical Inc (a)	1,222		57		Harman International Industries Inc	242,530		10,235
					Select Comfort Corp (a)	494,006		12,390
IDEXX Laboratories Inc (a)	69,492		5,878
					Skullcandy Inc (a)	273,114		3,673
Insulet Corp (a)	10,490		204
					Tempur-Pedic International Inc (a)	138,437		9,235
Integra LifeSciences Holdings Corp (a)	5,385		159
					TiVo Inc (a)	32,384		336
Invacare Corp	663		11		Universal Electronics Inc (a)	2,309		43
IRIS International Inc (a)	5,020		49
Kensey Nash Corp	3,419		79					$36,131
Luminex Corp (a)	9,547		188		Housewares - 0.01%
MAKO Surgical Corp (a)	55,487		1,986		Libbey Inc (a)	7,844		118
Masimo Corp (a)	308,252		6,596
Medical Action Industries Inc (a)	2,831		15
Medtox Scientific Inc (a)	2,995		51		Insurance - 0.07%
Merge Healthcare Inc (a)	20,808		114		Amtrust Financial Services Inc	1,210		31
Meridian Bioscience Inc	10,358		181		Crawford & Co	10,332		59
Merit Medical Systems Inc (a)	91,428		1,290		RLI Corp	11,300		806
Natus Medical Inc (a)	5,955		67					$896
NuVasive Inc (a)	9,986		155		Internet - 2.63%
NxStage Medical Inc (a)	309,671		5,556		AboveNet Inc (a)	5,880		391
OraSure Technologies Inc (a)	12,325		137		Ancestry.com Inc (a)	8,381		248
Orthofix International NV (a)	4,663		187		Bankrate Inc (a)	105,300		2,463
PSS World Medical Inc (a)	411,085		9,977		Blue Coat Systems Inc (a)	6,417		165
Quidel Corp (a)	7,335		105		Blue Nile Inc (a)	3,266		132
Sirona Dental Systems Inc (a)	91,350		4,417		Boingo Wireless Inc (a)	1,700		14
SonoSite Inc (a)	3,151		170		BroadSoft Inc (a)	6,124		171
Spectranetics Corp (a)	13,873		116		Cogent Communications Group Inc (a)	11,647		177
STAAR Surgical Co (a)	12,556		137		comScore Inc (a)	7,275		161
STERIS Corp	15,632		470		Constant Contact Inc (a)	6,725		168
Symmetry Medical Inc (a)	3,635		27		DealerTrack Holdings Inc (a)	342,054		9,349
Synergetics USA Inc (a)	8,798		57		Dice Holdings Inc (a)	19,354		183
Synovis Life Technologies Inc (a)	4,457		125		Digital River Inc (a)	1,896		30
Tornier NV (a)	4,197		89		eResearchTechnology Inc (a)	10,015		55
Uroplasty Inc (a)	7,135		24		Global Sources Ltd (a)	4,307		26
Vascular Solutions Inc (a)	6,844		76		HealthStream Inc (a)	7,297		136

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Media (continued)
HomeAway Inc (a)	111,120		$3,005		Factset Research Systems Inc	39,452		$3,484
IAC/InterActiveCorp	55,200		2,377		Knology Inc (a)	655,900		9,885
InfoSpace Inc (a)	1,856		23		Sinclair Broadcast Group Inc	1,446		18
IntraLinks Holdings Inc (a)	12,907		88					$13,487
Keynote Systems Inc	5,516		108
Liquidity Services Inc (a)	52,602		1,815		Metal Fabrication & Hardware - 1.74%
LoopNet Inc (a)	6,605		106		Ampco-Pittsburgh Corp	336		7
MercadoLibre Inc	9,400		822		Dynamic Materials Corp	5,309		117
					Furmanite Corp (a)	14,614		113
NIC Inc	16,988		212
OpenTable Inc (a)	6,231		300		Haynes International Inc	24,202		1,471
Pandora Media Inc (a)	359,031		4,736		Mueller Industries Inc	2,063		91
					RBC Bearings Inc (a)	148,117		6,706
QuinStreet Inc (a)	1,314		13
					RTI International Metals Inc (a)	1,618		41
S1 Corp (a)	2,981		29
Sapient Corp	24,946		322		Sun Hydraulics Corp	5,172		145
Shutterfly Inc (a)	6,644		158		Valmont Industries Inc	140,073		14,696
Sourcefire Inc (a)	7,500		233		Worthington Industries Inc	9,500		175
SPS Commerce Inc (a)	3,354		85					$23,562
Stamps.com Inc (a)	31,920		990		Mining - 0.30%
TeleCommunication Systems Inc (a)	8,125		19		Allied Nevada Gold Corp (a)	63,944		2,297
TIBCO Software Inc (a)	141,059		3,677		AMCOL International Corp	6,365		182
TripAdvisor Inc (a)	43,100		1,418		Coeur d'Alene Mines Corp (a)	2,185		60
ValueClick Inc (a)	21,372		373		Globe Specialty Metals Inc	16,719		229
VASCO Data Security International Inc (a)	10,690		90		Gold Resource Corp	6,483		171
VirnetX Holding Corp (a)	9,252		215		Hecla Mining Co	73,570		387
Vocus Inc (a)	7,015		161		Horsehead Holding Corp (a)	982		10
Websense Inc (a)	10,852		205		Midway Gold Corp (a)	34,565		70
XO Group Inc (a)	7,005		58		Noranda Aluminum Holding Corp	8,987		94
Zix Corp (a)	26,262		79		Paramount Gold and Silver Corp (a)	46,805		121
			$35,586		Revett Minerals Inc (a)	5,470		27
					Stillwater Mining Co (a)	30,112		388
Iron & Steel - 0.00%					United States Lime & Minerals Inc (a)	205		13
Metals USA Holdings Corp (a)	4,671		62
					Vista Gold Corp (a)	4,495		17
								$4,066
Leisure Products & Services - 0.97%
Brunswick Corp/DE	20,320		434		Miscellaneous Manufacturing - 2.56%
Interval Leisure Group Inc (a)	10,228		139		Actuant Corp	414,338		10,504
Life Time Fitness Inc (a)	209,665		10,303		AO Smith Corp	60,600		2,574
Polaris Industries Inc	34,212		2,203		AZZ Inc	3,236		159
Town Sports International Holdings Inc (a)	3,461		31		Blount International Inc (a)	13,127		216
			$13,110		Brink's Co/The	10,907		308
					CLARCOR Inc	12,941		665
Lodging - 0.40%					Colfax Corp (a)	6,633		201
Ameristar Casinos Inc	7,354		144		Fabrinet (a)	8,153		134
Orient-Express Hotels Ltd (a)	627,566		5,309		GP Strategies Corp (a)	1,621		24
			$5,453		Hexcel Corp (a)	724,830		18,171
					Hillenbrand Inc	16,296		382
Machinery - Diversified - 4.05%					John Bean Technologies Corp	10,621		174
Albany International Corp	1,958		47
Altra Holdings Inc (a)	7,260		139		Koppers Holdings Inc	5,272		200
					LSB Industries Inc (a)	4,784		168
Applied Industrial Technologies Inc	11,449		442
Cascade Corp	190		11		Myers Industries Inc	939		13
Chart Industries Inc (a)	92,483		5,157		NL Industries Inc	2,499		35
					Park-Ohio Holdings Corp (a)	3,341		66
Cognex Corp	72,255		3,002
DXP Enterprises Inc (a)	3,502		118		Raven Industries Inc	4,116		267
Flow International Corp (a)	16,790		63		Standex International Corp	834		33
					Sturm Ruger & Co Inc	4,848		192
Gardner Denver Inc	195,165		14,559		Trimas Corp (a)	6,819		148
Global Power Equipment Group Inc (a)	3,140		80
Gorman-Rupp Co/The	6,080		191					$34,634
IDEX Corp	369,751		14,983		Office Furnishings - 0.49%
iRobot Corp (a)	6,202		205		Herman Miller Inc	15,480		327
Kadant Inc (a)	1,205		29		HNI Corp	12,087		328
Lindsay Corp	3,274		200		Interface Inc	434,480		5,774
Middleby Corp (a)	84,069		8,083		Knoll Inc	12,910		206
Robbins & Myers Inc	143,854		6,986		Steelcase Inc	3,414		30
Sauer-Danfoss Inc (a)	4,608		232					$6,665
Tennant Co	5,108		197
Twin Disc Inc	3,416		106		Oil & Gas - 2.33%
			$54,830		Alon USA Energy Inc	3,416		33
					Apco Oil and Gas International Inc	2,083		161
Media - 1.00%					Approach Resources Inc (a)	28,359		997
Belo Corp	10,804		80		Berry Petroleum Co	13,600		612
Demand Media Inc (a)	3,192		20
See accompanying notes					245

Schedule of Investments
SmallCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals (continued)
Bill Barrett Corp (a)	1,418		$39		Anthera Pharmaceuticals Inc (a)	8,486		$67
Cabot Oil & Gas Corp	87,992		2,807		Ardea Biosciences Inc (a)	6,761		123
Callon Petroleum Co (a)	16,273		98		Array BioPharma Inc (a)	10,102		28
Carrizo Oil & Gas Inc (a)	8,886		216		Auxilium Pharmaceuticals Inc (a)	12,356		245
Cheniere Energy Inc (a)	18,820		241		BioScrip Inc (a)	12,366		67
Clayton Williams Energy Inc (a)	1,562		127		Biospecifics Technologies Corp (a)	1,983		38
Contango Oil & Gas Co (a)	3,220		200		Catalyst Health Solutions Inc (a)	137,200		7,513
CVR Energy Inc	23,166		578		Corcept Therapeutics Inc (a)	16,552		57
Energy XXI Bermuda Ltd (a)	19,873		652		Depomed Inc (a)	21,230		127
Evolution Petroleum Corp (a)	6,475		58		Durect Corp (a)	29,990		24
GeoResources Inc (a)	3,094		95		Dusa Pharmaceuticals Inc (a)	9,794		47
Gulfport Energy Corp (a)	12,065		396		Dyax Corp (a)	32,306		53
Kodiak Oil & Gas Corp (a)	58,787		533		Endocyte Inc (a)	6,939		24
Magnum Hunter Resources Corp (a)	25,310		149		Hi-Tech Pharmacal Co Inc (a)	1,271		49
Magnum Hunter Resources Corp - Warrants	2,431		—		Impax Laboratories Inc (a)	13,603		257
(a),(b),(c)					Infinity Pharmaceuticals Inc (a)	7,560		46
McMoRan Exploration Co (a)	22,417		263		Ironwood Pharmaceuticals Inc (a)	233,420		3,501
Northern Oil and Gas Inc (a)	14,280		357		Isis Pharmaceuticals Inc (a)	22,729		185
Oasis Petroleum Inc (a)	249,679		8,425		Jazz Pharmaceuticals PLC (a)	5,632		262
Petroquest Energy Inc (a)	4,563		29		MannKind Corp (a)	31,133		84
Resolute Energy Corp (a)	418,036		4,703		MAP Pharmaceuticals Inc (a)	208,995		2,958
Rex Energy Corp (a)	126,652		1,198		Medicis Pharmaceutical Corp	13,139		435
Rosetta Resources Inc (a)	39,352		1,888		Medivation Inc (a)	7,153		396
SM Energy Co	80,150		5,817		Nature's Sunshine Products Inc (a)	4,417		66
Stone Energy Corp (a)	12,931		363		Neogen Corp (a)	5,855		191
Vaalco Energy Inc (a)	2,684		17		Neurocrine Biosciences Inc (a)	14,168		132
Venoco Inc (a)	2,776		29		Obagi Medical Products Inc (a)	7,429		76
W&T Offshore Inc	9,196		199		Omega Protein Corp (a)	760		6
Warren Resources Inc (a)	4,777		17		Onyx Pharmaceuticals Inc (a)	14,458		592
Western Refining Inc	13,074		216		Opko Health Inc (a)	28,125		148
			$31,513		Optimer Pharmaceuticals Inc (a)	153,672		1,993
					Orexigen Therapeutics Inc (a)	12,985		36
Oil & Gas Services - 3.64%					Osiris Therapeutics Inc (a)	6,144		36
Basic Energy Services Inc (a)	6,236		112
					Par Pharmaceutical Cos Inc (a)	6,481		234
C&J Energy Services Inc (a)	2,489		41
					Pernix Therapeutics Holdings (a)	1,318		13
CARBO Ceramics Inc	62,468		6,075		Pharmacyclics Inc (a)	183,232		3,367
Complete Production Services Inc (a)	233,232		7,860
					POZEN Inc (a)	10,668		45
Dawson Geophysical Co (a)	872		31
					Progenics Pharmaceuticals Inc (a)	8,706		84
Dril-Quip Inc (a)	158,075		10,428
					Questcor Pharmaceuticals Inc (a)	13,715		486
Flotek Industries Inc (a)	13,246		156
					Raptor Pharmaceutical Corp (a)	18,973		136
Global Geophysical Services Inc (a)	7,164		65
					Salix Pharmaceuticals Ltd (a)	15,416		743
Gulf Island Fabrication Inc	827		25		Santarus Inc (a)	21,294		104
ION Geophysical Corp (a)	33,466		249
					Schiff Nutrition International Inc (a)	1,369		15
Key Energy Services Inc (a)	29,499		427
					Sciclone Pharmaceuticals Inc (a)	13,526		65
Lufkin Industries Inc	6,952		523		SXC Health Solutions Corp (a)	280,946		17,716
Matrix Service Co (a)	1,589		18
					Targacept Inc (a)	10,972		67
Mitcham Industries Inc (a)	2,711		60
					Theravance Inc (a)	15,199		270
Newpark Resources Inc (a)	2,241		18
					USANA Health Sciences Inc (a)	2,727		95
Oceaneering International Inc	245,600		11,934		Vanda Pharmaceuticals Inc (a)	10,626		53
Oil States International Inc (a)	72,305		5,762
					Vivus Inc (a)	19,744		235
OYO Geospace Corp (a)	1,713		151
					XenoPort Inc (a)	11,621		49
Pioneer Drilling Co (a)	38,897		347
Targa Resources Corp	4,348		180					$53,303
Tesco Corp (a)	9,884		137		Pipelines - 0.01%
Tetra Technologies Inc (a)	3,412		32		Crosstex Energy Inc	9,256		116
Thermon Group Holdings Inc (a)	259,979		4,555

			$49,186		Real Estate - 0.01%
Packaging & Containers - 0.02%					HFF Inc (a)	12,078		170
AEP Industries Inc (a)	1,720		57
Graphic Packaging Holding Co (a)	36,396		182
					REITS - 0.48%
			$239		Acadia Realty Trust	3,329		70
Pharmaceuticals - 3.94%					Alexander's Inc	541		210
Achillion Pharmaceuticals Inc (a)	331,941		3,681		American Assets Trust Inc	6,949		154
Acura Pharmaceuticals Inc (a)	4,255		14		American Campus Communities Inc	8,131		348
Akorn Inc (a)	468,489		5,369		Associated Estates Realty Corp	863		14
Alkermes PLC (a)	21,738		409		CBL & Associates Properties Inc	10,564		184
Allos Therapeutics Inc (a)	25,408		39		DuPont Fabros Technology Inc	5,115		130
Ampio Pharmaceuticals Inc (a)	7,990		33		EastGroup Properties Inc	3,355		159
Anacor Pharmaceuticals Inc (a)	4,099		29		Equity Lifestyle Properties Inc	5,670		398
Antares Pharma Inc (a)	35,348		90		Extra Space Storage Inc	9,870		260

See accompanying notes

Schedule of Investments

SmallCap Growth Fund I

January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Retail (continued)

Gladstone Commercial Corp	1,562		$28		Rue21 Inc (a)	6,231		$151

Glimcher Realty Trust	21,325		205		Ruth's Hospitality Group Inc (a)	2,351		15

Highwoods Properties Inc	14,757		488		Sonic Corp (a)	24,912		171

Home Properties Inc	13,292		792		Systemax Inc (a)	243		4

Investors Real Estate Trust	6,145		46		Teavana Holdings Inc (a)	969		18

Kilroy Realty Corp	7,789		324		Texas Roadhouse Inc	14,962		227

LTC Properties Inc	2,051		66		Tractor Supply Co	70,260		5,675

Mid-America Apartment Communities Inc	10,155		649		Ulta Salon Cosmetics & Fragrance Inc (a)	114,651		8,739

National Health Investors Inc	2,906		141		Vera Bradley Inc (a)	47,858		1,715

Newcastle Investment Corp	22,254		119		Vitamin Shoppe Inc (a)	119,939		5,126

Omega Healthcare Investors Inc	21,960		458		Winmark Corp	911		63

Potlatch Corp	5,965		182		World Fuel Services Corp	367,884		16,695

PS Business Parks Inc	1,433		89		Zumiez Inc (a)	269,149		7,687

Tanger Factory Outlet Centers	22,523		664					$123,542

Universal Health Realty Income Trust	2,496		100

Urstadt Biddle Properties Inc	1,145		22		Savings & Loans - 0.00%

Washington Real Estate Investment Trust	4,256		127		Westfield Financial Inc	2,950		24

			$6,427

					Semiconductors - 5.92%

Retail - 9.14%					Aeroflex Holding Corp (a)	7,847		99
Aeropostale Inc (a)	21,100		345
					Amtech Systems Inc (a)	3,552		36
AFC Enterprises Inc (a)	9,802		165
					Applied Micro Circuits Corp (a)	728,453		5,704
America's Car-Mart Inc (a)	1,808		69
					ATMI Inc (a)	794		19
ANN INC (a)	256,314		6,218
					AXT Inc (a)	5,433		28
Ascena Retail Group Inc (a)	16,400		580
					Cabot Microelectronics Corp (a)	2,240		113
Biglari Holdings Inc (a)	50		20
					Cavium Inc (a)	200,449		6,442
BJ's Restaurants Inc (a)	134,630		6,735
					Ceva Inc (a)	6,246		169
Body Central Corp (a)	42,042		1,130
					Cirrus Logic Inc (a)	18,080		369
Bravo Brio Restaurant Group Inc (a)	7,778		150
					Diodes Inc (a)	9,930		256

Buckle Inc/The	6,919		302		Entegris Inc (a)	573,020		5,490
Buffalo Wild Wings Inc (a)	4,706		313
					Entropic Communications Inc (a)	22,906		134
Caribou Coffee Co Inc (a)	56,674		961
					Exar Corp (a)	1,617		11
Carrols Restaurant Group Inc (a)	4,712		53
					Fairchild Semiconductor International Inc (a)	406,621		5,685

Casey's General Stores Inc	9,845		502		GT Advanced Technologies Inc (a)	34,417		297

Cash America International Inc	2,537		111		Hittite Microwave Corp (a)	94,424		5,195

Cato Corp/The	7,033		189		Integrated Device Technology Inc (a)	26,625		169

CEC Entertainment Inc	5,181		182		Intermolecular Inc (a)	2,240		19
Cheesecake Factory Inc/The (a)	15,079		446
					International Rectifier Corp (a)	182,577		4,163
Childrens Place Retail Stores Inc/The (a)	27,600		1,377
					IXYS Corp (a)	6,583		90
Coinstar Inc (a)	8,187		407
					Kopin Corp (a)	10,368		40
Cost Plus Inc (a)	4,755		64
					Lattice Semiconductor Corp (a)	172,251		1,172

Cracker Barrel Old Country Store Inc	5,663		297		LTX-Credence Corp (a)	10,546		70
Denny's Corp (a)	28,328		122
					Magnachip Semiconductor Corp (a),(b)	316,947		3,081

Dick's Sporting Goods Inc	193,499		7,974		Mellanox Technologies Ltd (a)	218,160		8,000
DineEquity Inc (a)	3,497		166

Domino's Pizza Inc (a)	49,596		1,619		Micrel Inc	14,177		164
					Microsemi Corp (a)	316,077		6,252

DSW Inc	56,126		2,805		Mindspeed Technologies Inc (a)	7,290		47

Einstein Noah Restaurant Group Inc	2,146		32		MIPS Technologies Inc (a)	14,892		87
Express Inc (a)	14,193		307
					Monolithic Power Systems Inc (a)	9,221		151
Ezcorp Inc (a)	12,094		324
					Netlogic Microsystems Inc (a)	15,549		774

Finish Line Inc/The	6,336		134		Novellus Systems Inc (a)	53,700		2,532
First Cash Financial Services Inc (a)	8,069		325
					Omnivision Technologies Inc (a)	12,862		171
Francesca's Holdings Corp (a)	322,469		7,149
					Pericom Semiconductor Corp (a)	1,313		10
GameStop Corp	300,179		7,012

Genesco Inc (a)	919		56		Power Integrations Inc	6,518		235
					Rambus Inc (a)	26,843		196

GNC Holdings Inc	61,938		1,704		Rubicon Technology Inc (a)	7,026		76
Gordmans Stores Inc (a)	2,043		30
					Semtech Corp (a)	196,748		5,607
Hibbett Sports Inc (a)	220,610		10,574
					Silicon Motion Technology Corp ADR(a)	67,400		1,454

HSN Inc	10,267		366		Teradyne Inc (a)	399,610		6,534
JOS A Bank Clothiers Inc (a)	7,096		339
					TriQuint Semiconductor Inc (a)	46,178		277
Krispy Kreme Doughnuts Inc (a)	23,369		171
					Ultra Clean Holdings (a)	9,120		67
Lumber Liquidators Holdings Inc (a)	24,400		521
					Ultratech Inc (a)	60,610		1,772

Men's Wearhouse Inc	3,482		120		Veeco Instruments Inc (a)	7,996		195

MSC Industrial Direct Co Inc	88,224		6,707		Volterra Semiconductor Corp (a)	218,277		6,585
Nu Skin Enterprises Inc	14,219		710

Panera Bread Co (a)	43,538		6,455					$80,037

Papa John's International Inc (a)	5,149		199		Software - 8.62%

PF Chang's China Bistro Inc	5,518		180		ACI Worldwide Inc (a)	8,845		269

Pier 1 Imports Inc (a)	8,025		125		Actuate Corp (a)	13,755		79

Pricesmart Inc	3,982		265		Advent Software Inc (a)	8,914		234

Red Robin Gourmet Burgers Inc (a)	4,859		149		American Software Inc/Georgia	9,451		85

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Software (continued)						Telecommunications (continued)
ANSYS Inc (a)	73,726		$4,460			General Communication Inc (a)	16,736		$174
Aspen Technology Inc (a)	493,904		8,895			Globecomm Systems Inc (a)	6,279		90
athenahealth Inc (a)	9,006		524			Harmonic Inc (a)	9,646		57
Blackbaud Inc	12,088		368			HickoryTech Corp	5,284		61
Bottomline Technologies Inc (a)	9,538		261			InterDigital Inc	10,351		386
CommVault Systems Inc (a)	221,602		10,415			IPG Photonics Corp (a)	10,700		565
Computer Programs & Systems Inc	2,857		163			Iridium Communications Inc (a)	2,033		16
Concur Technologies Inc (a)	119,521		6,257			Ixia (a)	15,564		190
CSG Systems International Inc (a)	6,658		108			LogMeIn Inc (a)	5,373		214
Deltek Inc (a)	8,946		92			Lumos Networks Corp	6,059		91
DemandTec Inc (a)	886,564		11,685			NeoPhotonics Corp (a)	2,444		13
Digi International Inc (a)	1,573		18			Netgear Inc (a)	149,687		5,960
Dynavox Inc (a)	2,925		11			NTELOS Holdings Corp	6,006		137
Ebix Inc	5,170		128			Oplink Communications Inc (a)	3,410		64
EPIQ Systems Inc	875		11			Plantronics Inc	4,734		176
Epocrates Inc (a)	2,326		22			RF Micro Devices Inc (a)	11,468		57
Fair Isaac Corp	5,491		199			RigNet Inc (a)	2,329		41
Guidance Software Inc (a)	5,553		42			Shenandoah Telecommunications Co	9,527		94
Informatica Corp (a)	123,667		5,231			TeleNav Inc (a)	6,117		45
InnerWorkings Inc (a)	10,301		114			Ubiquiti Networks Inc (a)	850		21
Interactive Intelligence Group Inc (a)	233,073		6,016			ViaSat Inc (a)	2,962		141
JDA Software Group Inc (a)	3,032		89			Vonage Holdings Corp (a)	24,567		62
Jive Software Inc (a)	150,207		2,231						$19,660
MedAssets Inc (a)	15,562		164
Medidata Solutions Inc (a)	5,482		115			Transportation - 3.02%
						Atlas Air Worldwide Holdings Inc (a)	23,600		1,124
MicroStrategy Inc (a)	2,121		244
						Echo Global Logistics Inc (a)	4,515		76
MModal Inc (a)	12,768		133
Monotype Imaging Holdings Inc (a)	9,465		148			Forward Air Corp	7,927		277
						Genesee & Wyoming Inc (a)	165,391		10,270
NetSuite Inc (a)	19,570		820
Omnicell Inc (a)	6,386		99			Golar LNG Ltd	10,524		432
						Gulfmark Offshore Inc (a)	1,661		76
Opnet Technologies Inc	3,910		139
Parametric Technology Corp (a)	31,417		791			Heartland Express Inc	13,456		199
						HUB Group Inc (a)	8,399		288
PDF Solutions Inc (a)	9,165		58
						Kirby Corp (a)	136,638		9,123
Pegasystems Inc	321,115		9,107
Progress Software Corp (a)	10,813		252			Knight Transportation Inc	422,661		7,443
PROS Holdings Inc (a)	8,618		140			Marten Transport Ltd	968		21
						Old Dominion Freight Line Inc (a)	12,661		540
QAD Inc (a)	2,653		34
						Roadrunner Transportation Systems Inc (a)	322,864		4,856
QLIK Technologies Inc (a)	198,221		5,590
						Swift Transportation Co (a)	9,240		107
Quality Systems Inc	10,008		406
Quest Software Inc (a)	7,401		151			UTI Worldwide Inc	399,707		5,952
RealPage Inc (a)	6,919		178			Werner Enterprises Inc	2,564		67
Seachange International Inc (a)	5,112		37						$40,851
SolarWinds Inc (a)	227,676		7,197			Trucking & Leasing - 0.01%
SuccessFactors Inc (a)	279,144		11,110			TAL International Group Inc	5,015		167
Synchronoss Technologies Inc (a)	81,037		2,708
Take-Two Interactive Software Inc (a)	161,365		2,517
Taleo Corp (a)	153,038		5,510			TOTAL COMMON STOCKS			$1,286,435
Tyler Technologies Inc (a)	8,508		299				Maturity
Ultimate Software Group Inc (a)	86,084		5,741			REPURCHASE AGREEMENTS - 4.47%	Amount (000's)	Value	(000	's)
VeriFone Systems Inc (a)	109,563		4,679		Banks	- 4.47%
Verint Systems Inc (a)	5,586		158			Investment in Joint Trading Account; Credit	$10,114		$10,114
			$116,532			Suisse Repurchase Agreement; 0.18%
						dated 01/31/12 maturing 02/01/12
Storage & Warehousing - 0.00%						(collateralized by US Government
Wesco Aircraft Holdings Inc (a)	3,215		45
						Securities; $10,315,849; 4.38% - 8.00%;
						dated 11/15/21 - 11/15/39)
Telecommunications - 1.45%						Investment in Joint Trading Account; Deutsche	24,412		24,412
8x8 Inc (a)	24,897		111			Bank Repurchase Agreement; 0.22% dated
ADTRAN Inc	167,584		5,803			01/31/12 maturing 02/01/12 (collateralized
Alaska Communications Systems Group Inc	3,627		10			by US Government Securities;
Anaren Inc (a)	663		12			$24,900,325; 0.00% - 5.25%; dated
Anixter International Inc (a)	4,075		267			02/01/12 - 12/09/31)
Aruba Networks Inc (a)	19,475		432			Investment in Joint Trading Account; JP	5,812		5,812
Atlantic Tele-Network Inc	872		31			Morgan Repurchase Agreement; 0.15%
Cincinnati Bell Inc (a)	23,903		82			dated 01/31/12 maturing 02/01/12
Consolidated Communications Holdings Inc	8,252		157			(collateralized by US Government
DigitalGlobe Inc (a)	7,696		121			Securities; $5,928,648; 0.00% - 7.00%;
EXFO Inc (a)	559,263		3,535			dated 09/20/12 - 04/15/30)
Extreme Networks (a)	9,229		30
Finisar Corp (a)	20,456		414

See accompanying notes

			Schedule of Investments
			SmallCap Growth Fund I
			January 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value	(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$20,064		$20,064
Lynch Repurchase Agreement; 0.16%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $20,465,014; 0.00% - 1.00%;
dated 07/05/12 - 05/04/37)
			$60,402
TOTAL REPURCHASE AGREEMENTS			$60,402
Total Investments			$1,346,837
Other Assets in Excess of Liabilities, Net - 0.40%			$5,395
TOTAL NET ASSETS - 100.00%			$1,352,232

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$198,044
Unrealized Depreciation		(54,540)
Net Unrealized Appreciation (Depreciation)		$143,504
Cost for federal income tax purposes		$1,203,333

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27 .15%
Industrial		17 .95%
Technology		17 .16%
Consumer, Cyclical		16 .11%
Financial		7.69%
Energy		6.01%
Communications		5.08%
Basic Materials		2.42%
Utilities		0.02%
Diversified		0.01%
Other Assets in Excess of Liabilities, Net		0.40%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2012	Long	801	$59,176	$63,375	$4,199
Total					$4,199

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS - 95.79%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.00%					Beverages (continued)
Marchex Inc	601		$3		Peet's Coffee & Tea Inc (a)	503		$31
								$87

Aerospace & Defense - 1.82%					Biotechnology - 2.22%
Aerovironment Inc (a)	774		22		Acorda Therapeutics Inc (a)	1,749		45
Astronics Corp (a)	706		23		Affymax Inc (a)	1,187		9
Cubic Corp	479		22		Alnylam Pharmaceuticals Inc (a)	2,551		29
GenCorp Inc (a)	2,941		16		AMAG Pharmaceuticals Inc (a)	159		3
HEICO Corp	1,934		108		Ariad Pharmaceuticals Inc (a)	5,121		76
Kaman Corp	1,005		31		Arqule Inc (a)	3,639		29
LMI Aerospace Inc (a)	313		6		Astex Pharmaceuticals (a)	360		1
Moog Inc (a)	300		13		BioCryst Pharmaceuticals Inc (a)	1,999		7
National Presto Industries Inc	210		21		Biosante Pharmaceuticals Inc (a)	7,580		5
Orbital Sciences Corp (a)	1,756		25		Cubist Pharmaceuticals Inc (a)	2,656		108
Teledyne Technologies Inc (a)	476		27		Dynavax Technologies Corp (a)	5,999		21
Triumph Group Inc	46,412		2,904		Emergent Biosolutions Inc (a)	1,664		28
			$3,218		Enzo Biochem Inc (a)	212		1
					Enzon Pharmaceuticals Inc (a)	167		1
Agriculture - 0.03%					Exelixis Inc (a)	5,665		30
Tejon Ranch Co (a)	984		28
					Halozyme Therapeutics Inc (a)	3,716		39
Vector Group Ltd	1,237		22		Immunogen Inc (a)	2,405		34
			$50		Incyte Corp (a)	64,940		1,149
Airlines - 0.33%					Inhibitex Inc (a)	1,811		46
Alaska Air Group Inc (a)	130		10		Ligand Pharmaceuticals Inc (a)	1,346		17
Allegiant Travel Co (a)	684		37		Medicines Co/The (a)	1,329		27
Spirit Airlines Inc (a)	31,790		534		Momenta Pharmaceuticals Inc (a)	1,999		31
			$581		NPS Pharmaceuticals Inc (a)	140,318		1,078
					Nymox Pharmaceutical Corp (a)	1,063		8
Apparel - 1.56%					PDL BioPharma Inc	5,107		33
Carter's Inc (a)	1,888		79		Peregrine Pharmaceuticals Inc (a)	5,470		5
Crocs Inc (a)	122,430		2,328		PharmAthene Inc (a)	2,430		4
Maidenform Brands Inc (a)	1,021		21		Seattle Genetics Inc (a)	3,781		72
Oxford Industries Inc	572		29		Sequenom Inc (a)	102,462		442
Steven Madden Ltd (a)	1,667		69		Spectrum Pharmaceuticals Inc (a)	2,600		37
True Religion Apparel Inc (a)	1,125		41		Sunesis Pharmaceuticals Inc (a)	1,815		2
Warnaco Group Inc/The (a)	1,515		88		Trius Therapeutics Inc (a)	527		3
Wolverine World Wide Inc	2,223		87		Verastem Inc (a)	42,972		473
			$2,742		Vical Inc (a)	4,367		15
Automobile Manufacturers - 0.01%								$3,908
Wabash National Corp (a)	2,671		24
					Building Materials - 0.04%
					Eagle Materials Inc	1,411		42
Automobile Parts & Equipment - 0.17%					Interline Brands Inc (a)	199		3
Cooper Tire & Rubber Co	2,432		37		USG Corp (a)	1,982		25
Dana Holding Corp (a)	5,342		79					$70
Dorman Products Inc (a)	741		32
					Chemicals - 1.51%
Douglas Dynamics Inc	698		9		A Schulman Inc	109		3
Meritor Inc (a)	4,389		28
Tenneco Inc (a)	2,368		76		American Vanguard Corp	246		4
					Balchem Corp	1,304		49
Titan International Inc	1,951		47		Chemtura Corp (a)	2,225		31
			$308		Codexis Inc (a)	1,698		9
Banks - 3.28%					Hawkins Inc	592		23
Arrow Financial Corp	62		1		HB Fuller Co	244		7
Bank of the Ozarks Inc	45,280		1,268		Innophos Holdings Inc	988		49
Bridge Bancorp Inc	149		3		Innospec Inc (a)	946		31
Bryn Mawr Bank Corp	189		4		KMG Chemicals Inc	430		8
First Financial Bankshares Inc	625		21		Kraton Performance Polymers Inc (a)	39,687		1,129
Signature Bank/New York NY (a)	31,731		1,845		NewMarket Corp	5,437		1,176
SVB Financial Group (a)	5,803		337		Oil-Dri Corp of America	64		1
SY Bancorp Inc	128		3		Olin Corp	2,171		48
Taylor Capital Group Inc (a)	237		3		PolyOne Corp	3,027		44
Texas Capital Bancshares Inc (a)	35,473		1,125		Quaker Chemical Corp	661		29
Trustco Bank Corp NY	283		1		Zep Inc	1,504		25
Walker & Dunlop Inc (a)	96,297		1,144					$2,666
Westamerica Bancorporation	579		27		Coal - 0.03%
			$5,782		Cloud Peak Energy Inc (a)	856		16
Beverages - 0.05%					Hallador Energy Co	247		3
Boston Beer Co Inc/The (a)	375		37		Patriot Coal Corp (a)	3,336		25
Coca-Cola Bottling Co Consolidated	313		19		SunCoke Energy Inc (a)	439		6
								$50

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services - 1.90%					Commercial Services (continued)
ABM Industries Inc	1,010		$22		Viad Corp	185		$4
Acacia Research - Acacia Technologies (a)	1,669		69		Wright Express Corp (a)	1,507		82
Accretive Health Inc (a)	1,773		48					$3,359
Advance America Cash Advance Centers Inc	438		3
Advisory Board Co/The (a)	605		46		Computers - 2.33%
					3D Systems Corp (a)	44,490		851
American Public Education Inc (a)	801		32
					CACI International Inc (a)	147		9
AMN Healthcare Services Inc (a)	1,239		6
					Digimarc Corp (a)	447		12
Arbitron Inc	1,215		43		Dot Hill Systems Corp (a)	883		1
AVEO Pharmaceuticals Inc (a)	1,353		18
					Echelon Corp (a)	2,399		12
Avis Budget Group Inc (a)	4,868		70
					Electronics for Imaging Inc (a)	224		4
Bridgepoint Education Inc (a)	1,275		31
					Fortinet Inc (a)	90,640		2,067
Capella Education Co (a)	649		27
					iGate Corp (a)	1,211		22
Cardtronics Inc (a)	1,960		50
Cenveo Inc (a)	2,011		7		j2 Global Inc	2,143		58
Chemed Corp	942		53		Jack Henry & Associates Inc	3,908		134
					LivePerson Inc (a)	2,392		29
Consolidated Graphics Inc (a)	583		30
					Magma Design Automation Inc (a)	3,023		22
Corporate Executive Board Co	1,580		62		Manhattan Associates Inc (a)	977		43
Corvel Corp (a)	424		21
					Maxwell Technologies Inc (a)	1,084		22
CoStar Group Inc (a)	980		56
					Mentor Graphics Corp (a)	1,935		27
CRA International Inc (a)	136		3
					Mitek Systems Inc (a)	55,785		489
Deluxe Corp	2,384		61
DFC Global Corp (a)	1,899		37		MTS Systems Corp	752		34
					NCI Inc (a)	81		—
Dollar Thrifty Automotive Group Inc (a)	1,133		83
					Netscout Systems Inc (a)	1,741		36
Electro Rent Corp	529		9		Silicon Graphics International Corp (a)	2,143		29
ExamWorks Group Inc (a)	1,860		21
					STEC Inc (a)	2,808		26
ExlService Holdings Inc (a)	1,118		27
					Stratasys Inc (a)	808		30
Forrester Research Inc	577		20		Super Micro Computer Inc (a)	1,233		21
Grand Canyon Education Inc (a)	1,301		22
					SYKES Enterprises Inc (a)	320		5
Hackett Group Inc/The (a)	1,291		5
					Synaptics Inc (a)	1,509		58
Healthcare Services Group Inc	3,040		57
Heartland Payment Systems Inc	1,796		43		Syntel Inc	718		34
					Unisys Corp (a)	1,223		26
HMS Holdings Corp (a)	3,790		125
Huron Consulting Group Inc (a)	966		36					$4,101
ICF International Inc (a)	476		13		Consumer Products - 0.02%
Insperity Inc	1,014		28		AT Cross Co (a)	602		6
Intersections Inc	632		8		WD-40 Co	728		32
K12 Inc (a)	1,018		23
Kenexa Corp (a)	1,034		25					$38
Korn/Ferry International (a)	187		3		Cosmetics & Personal Care - 0.03%
Landauer Inc	417		24		Elizabeth Arden Inc (a)	854		31
Matthews International Corp	811		27		Inter Parfums Inc	1,100		18
MAXIMUS Inc	1,617		73					$49

McGrath Rentcorp	707		23		Distribution & Wholesale - 4.33%
Medifast Inc (a)	983		16
					Beacon Roofing Supply Inc (a)	2,129		49
MoneyGram International Inc (a)	661		12
					Brightpoint Inc (a)	2,028		24
Monro Muffler Brake Inc	1,365		57		Core-Mark Holding Co Inc	106		4
Multi-Color Corp	60		1		Houston Wire & Cable Co	1,268		18
National American University Holdings Inc	613		5		MWI Veterinary Supply Inc (a)	53,161		4,173
National Research Corp	120		5		Owens & Minor Inc	2,299		70
On Assignment Inc (a)	275		3
PAREXEL International Corp (a)	47,876		1,153		Pool Corp	2,158		73
					Titan Machinery Inc (a)	354		9
PRGX Global Inc (a)	1,331		8
Providence Service Corp/The (a)	179		3		United Stationers Inc	1,378		45
					Watsco Inc	1,101		76
Quad/Graphics Inc	156		2		WESCO International Inc (a)	49,370		3,104
Rollins Inc	2,942		63
RPX Corp (a)	662		11					$7,645
ServiceSource International Inc (a)	687		12		Diversified Financial Services - 0.67%
Sotheby's	3,013		101		Aircastle Ltd	399		6
Standard Parking Corp (a)	1,129		20		BGC Partners Inc	3,214		20
Steiner Leisure Ltd (a)	655		32		Cohen & Steers Inc	1,011		34
Strayer Education Inc	539		59		Credit Acceptance Corp (a)	285		24
Team Health Holdings Inc (a)	1,155		24		Diamond Hill Investment Group Inc	183		14
Team Inc (a)	859		25		Duff & Phelps Corp	1,370		21
TMS International Corp (a)	359		4		Encore Capital Group Inc (a)	1,109		26
TNS Inc (a)	1,170		22		Epoch Holding Corp	1,054		25
Transcend Services Inc (a)	594		15		Evercore Partners Inc - Class A	929		26
TrueBlue Inc (a)	1,999		33		Financial Engines Inc (a)	30,048		719
United Rentals Inc (a)	722		28		GAMCO Investors Inc	291		14
Universal Technical Institute Inc (a)	1,458		20		Higher One Holdings Inc (a)	1,385		24
Valassis Communications Inc (a)	2,165		49		Manning & Napier Inc (a)	195		3

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Diversified Financial Services (continued)					Engineering & Construction (continued)
MarketAxess Holdings Inc	1,269		$39		Mistras Group Inc (a)	1,012		$23
Netspend Holdings Inc (a)	1,827		16					$107
Portfolio Recovery Associates Inc (a)	756		49
Stifel Financial Corp (a)	938		34		Entertainment - 1.48%
Virtus Investment Partners Inc (a)	354		28		Churchill Downs Inc	226		13
Westwood Holdings Group Inc	425		17		Cinemark Holdings Inc	3,781		74
World Acceptance Corp (a)	673		43		National CineMedia Inc	2,470		34
					Shuffle Master Inc (a)	184,757		2,365
			$1,182		Six Flags Entertainment Corp	1,852		81
Electric - 0.01%					Vail Resorts Inc	1,105		48
Atlantic Power Corp	360		5					$2,615
Genie Energy Ltd	870		9
			$14		Environmental Control - 0.20%
					Calgon Carbon Corp (a)	1,692		28
Electrical Components & Equipment - 0.22%					Clean Harbors Inc (a)	1,835		116
Acuity Brands Inc	1,690		98		Darling International Inc (a)	5,208		80
Belden Inc	1,885		74		EnergySolutions Inc (a)	1,186		4
Coleman Cable Inc (a)	539		6		Fuel Tech Inc (a)	1,184		7
EnerSys (a)	1,050		30		Metalico Inc (a)	1,581		6
Generac Holdings Inc (a)	627		18		Mine Safety Appliances Co	1,257		43
Graham Corp	672		15		Rentech Inc (a)	15,418		27
Littelfuse Inc	938		48		Tetra Tech Inc (a)	863		20
Power-One Inc (a)	4,392		19		US Ecology Inc	1,186		22
Universal Display Corp (a)	1,492		63					$353
Vicor Corp	1,398		12
			$383		Food - 1.11%
					Arden Group Inc	45		4
Electronics - 3.79%					B&G Foods Inc	1,219		28
American Science & Engineering Inc	415		30		Cal-Maine Foods Inc	57		2
Analogic Corp	412		23		Chefs' Warehouse Inc/The (a)	23,490		496
Badger Meter Inc	860		28		Diamond Foods Inc	980		36
Brady Corp	275		9		Fresh Market Inc/The (a)	24,377		1,050
Coherent Inc (a)	773		43		Hain Celestial Group Inc (a)	600		23
Cymer Inc (a)	540		27		J&J Snack Foods Corp	615		31
Daktronics Inc	474		5		Lancaster Colony Corp	841		58
DDi Corp	360		4		Lifeway Foods Inc (a)	313		3
Electro Scientific Industries Inc	182		3		Ruddick Corp	1,040		42
ESCO Technologies Inc	467		14		Smart Balance Inc (a)	1,932		10
FARO Technologies Inc (a)	79,127		4,295		Tootsie Roll Industries Inc	859		21
FEI Co (a)	1,675		74		TreeHouse Foods Inc (a)	928		52
Fluidigm Corp (a)	446		7		United Natural Foods Inc (a)	2,148		95
II-VI Inc (a)	76,759		1,766					$1,951
InvenSense Inc (a)	321		5
Kemet Corp (a)	154		1		Forest Products & Paper - 0.50%
LeCroy Corp (a)	1,117		12		Deltic Timber Corp	423		29
Measurement Specialties Inc (a)	1,022		33		Neenah Paper Inc	491		12
Multi-Fineline Electronix Inc (a)	105		3		Schweitzer-Mauduit International Inc	11,902		827
					Xerium Technologies Inc (a)	785		7
Newport Corp (a)	809		15
OSI Systems Inc (a)	707		38					$875
Plexus Corp (a)	1,510		55		Gas - 0.01%
Rofin-Sinar Technologies Inc (a)	919		26		South Jersey Industries Inc	368		20
Rogers Corp (a)	376		15
Taser International Inc (a)	3,845		18
TTM Technologies Inc (a)	848		10		Hand & Machine Tools - 0.03%
Viasystems Group Inc (a)	18		—		Franklin Electric Co Inc	1,007		50
Watts Water Technologies Inc	191		7
Woodward Inc	2,816		118		Healthcare - Products - 3.08%
Zygo Corp (a)	167		3		Abaxis Inc (a)	976		26
			$6,687		ABIOMED Inc (a)	1,416		26
					Align Technology Inc (a)	2,741		65
Energy - Alternate Sources - 0.52%					ArthroCare Corp (a)	1,184		37
Clean Energy Fuels Corp (a)	21,734		325
					AtriCure Inc (a)	957		11
FutureFuel Corp	463		6
Gevo Inc (a)	66,802		580		Atrion Corp	109		27
					Bacterin International Holdings Inc (a)	1,525		4
			$911		Biolase Technology Inc (a)	483		1
Engineering & Construction - 0.06%					CardioNet Inc (a)	436		1
Argan Inc	74		1		Cepheid Inc (a)	2,737		121
Dycom Industries Inc (a)	400		8		Cerus Corp (a)	2,812		8
Exponent Inc (a)	648		32		Chindex International Inc (a)	394		4
MasTec Inc (a)	2,626		43		Conceptus Inc (a)	2,226		28
					CryoLife Inc (a)	270		1

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Home Furnishings - 0.51%
Cyberonics Inc (a)	1,229		$40		DTS Inc/CA (a)	800		$23
DexCom Inc (a)	2,852		31		Ethan Allen Interiors Inc	584		14
Endologix Inc (a)	1,917		25		Select Comfort Corp (a)	2,171		54
Exactech Inc (a)	414		7		Skullcandy Inc (a)	55,537		747
Genomic Health Inc (a)	761		21		TiVo Inc (a)	5,557		58
Greatbatch Inc (a)	50,380		1,180		Universal Electronics Inc (a)	396		7
Haemonetics Corp (a)	1,138		74					$903
Hanger Orthopedic Group Inc (a)	1,196		23
Hansen Medical Inc (a)	3,213		10		Housewares - 0.01%
					Libbey Inc (a)	1,352		20
HeartWare International Inc (a)	455		31
ICU Medical Inc (a)	191		9
Insulet Corp (a)	1,801		35		Insurance - 0.01%
Integra LifeSciences Holdings Corp (a)	924		27		Amtrust Financial Services Inc	208		5
Invacare Corp	106		2		Crawford & Co	1,773		10
IRIS International Inc (a)	866		8					$15
Kensey Nash Corp	586		14
Luminex Corp (a)	1,638		32		Internet - 4.81%
MAKO Surgical Corp (a)	1,417		51		AboveNet Inc (a)	28,492		1,893
Masimo Corp (a)	2,328		50		Ancestry.com Inc (a)	1,438		43
Medical Action Industries Inc (a)	488		3		Blue Coat Systems Inc (a)	1,107		29
Medtox Scientific Inc (a)	516		9		Blue Nile Inc (a)	560		23
Merge Healthcare Inc (a)	3,570		20		Boingo Wireless Inc (a)	291		2
Meridian Bioscience Inc	1,777		31		BroadSoft Inc (a)	1,051		29
Merit Medical Systems Inc (a)	77,448		1,093		Cogent Communications Group Inc (a)	1,999		30
Natus Medical Inc (a)	1,027		12		comScore Inc (a)	1,249		28
NuVasive Inc (a)	1,713		27		Constant Contact Inc (a)	1,155		29
NxStage Medical Inc (a)	1,995		36		DealerTrack Holdings Inc (a)	1,606		44
OraSure Technologies Inc (a)	2,116		24		Dice Holdings Inc (a)	3,321		31
Orthofix International NV (a)	782		31		Digital River Inc (a)	325		5
PSS World Medical Inc (a)	2,480		60		eResearchTechnology Inc (a)	1,727		10
Quidel Corp (a)	1,259		18		Global Sources Ltd (a)	740		4
Sirona Dental Systems Inc (a)	1,000		48		HealthStream Inc (a)	1,252		23
SonoSite Inc (a)	541		29		InfoSpace Inc (a)	305		4
Spectranetics Corp (a)	2,293		19		IntraLinks Holdings Inc (a)	2,215		15
STAAR Surgical Co (a)	2,145		23		Keynote Systems Inc	950		19
STERIS Corp	2,683		81		Liquidity Services Inc (a)	875		30
Symmetry Medical Inc (a)	623		5		LoopNet Inc (a)	1,134		18
Synergetics USA Inc (a)	1,516		10		NIC Inc	2,888		36
Synovis Life Technologies Inc (a)	758		21		Nutrisystem Inc	72,134		858
Tornier NV (a)	720		15		OpenTable Inc (a)	1,069		51
Uroplasty Inc (a)	1,229		4		QuinStreet Inc (a)	226		2
Vascular Solutions Inc (a)	1,174		13		Rackspace Hosting Inc (a)	35,400		1,537
Volcano Corp (a)	2,042		57		S1 Corp (a)	511		5
					Saba Software Inc (a)	31,145		310
West Pharmaceutical Services Inc	813		33
Young Innovations Inc	138		4		Sapient Corp	4,282		55
Zeltiq Aesthetics Inc (a)	364		4		Shutterfly Inc (a)	1,155		27
Zoll Medical Corp (a)	24,329		1,669		Sourcefire Inc (a)	46,959		1,457
					SPS Commerce Inc (a)	575		15
			$5,429		Stamps.com Inc (a)	724		22
Healthcare - Services - 1.87%					TeleCommunication Systems Inc (a)	1,263		3
Acadia Healthcare Co Inc (a)	67,039		821		TIBCO Software Inc (a)	61,326		1,599
Air Methods Corp (a)	444		37		ValueClick Inc (a)	3,667		64
Alliance HealthCare Services Inc (a)	1,779		2		VASCO Data Security International Inc (a)	1,842		16
Bio-Reference Labs Inc (a)	1,684		33		VirnetX Holding Corp (a)	1,588		37
Capital Senior Living Corp (a)	608		5		Vocus Inc (a)	1,203		28
Centene Corp (a)	1,384		62		Websense Inc (a)	1,862		35
Emeritus Corp (a)	1,299		23		XO Group Inc (a)	1,202		10
Ensign Group Inc/The	1,164		31		Zix Corp (a)	4,526		14
IPC The Hospitalist Co Inc (a)	9,314		314					$8,490
Metropolitan Health Networks Inc (a)	2,891		23
Molina Healthcare Inc (a)	58,809		1,800		Iron & Steel - 0.01%
RadNet Inc (a)	2,097		5		Metals USA Holdings Corp (a)	801		11
Select Medical Holdings Corp (a)	686		6
US Physical Therapy Inc	804		16		Leisure Products & Services - 0.11%
Vanguard Health Systems Inc (a)	736		8		Brunswick Corp/DE	3,487		74
WellCare Health Plans Inc (a)	1,886		113		Interval Leisure Group Inc (a)	1,755		24
			$3,299		Life Time Fitness Inc (a)	1,739		86
					Town Sports International Holdings Inc (a)	594		5
Holding Companies - Diversified - 0.01%
Primoris Services Corp	1,589		25					$189

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Lodging - 0.01%					Miscellaneous Manufacturing (continued)
Ameristar Casinos Inc	1,262		$25		Hexcel Corp (a)	3,842		$96
					Hillenbrand Inc	2,796		66
					John Bean Technologies Corp	1,822		30
Machinery - Construction & Mining - 0.16%
Terex Corp (a)	13,900		275		Koppers Holdings Inc	906		34
					LSB Industries Inc (a)	821		29
					Myers Industries Inc	161		2
Machinery - Diversified - 4.57%					NL Industries Inc	430		6
Albany International Corp	336		8		Park-Ohio Holdings Corp (a)	534		11
Altra Holdings Inc (a)	1,246		24		Raven Industries Inc	21,770		1,413
Applied Industrial Technologies Inc	1,965		76		Standex International Corp	155		6
Cascade Corp	32		2		Sturm Ruger & Co Inc	832		33
Chart Industries Inc (a)	26,834		1,496		Trimas Corp (a)	1,170		25
Cognex Corp	1,554		65					$2,508
DXP Enterprises Inc (a)	601		20
Flow International Corp (a)	2,881		11		Office Furnishings - 0.10%
Global Power Equipment Group Inc (a)	541		14		Herman Miller Inc	2,656		56
Gorman-Rupp Co/The	23,699		744		HNI Corp	2,074		56
iRobot Corp (a)	1,065		35		Interface Inc	2,063		28
Kadant Inc (a)	225		5		Knoll Inc	2,215		35
Lindsay Corp	11,071		676		Steelcase Inc	643		6
Middleby Corp (a)	21,271		2,045					$181
Robbins & Myers Inc	23,254		1,129		Oil & Gas - 5.22%
Sauer-Danfoss Inc (a)	790		40		Alon USA Energy Inc	589		6
Tennant Co	42,839		1,649		Apco Oil and Gas International Inc	357		28
Twin Disc Inc	586		18		Approach Resources Inc (a)	731		26
			$8,057		Berry Petroleum Co	2,334		105
					Bill Barrett Corp (a)	244		7
Media - 0.52%					Callon Petroleum Co (a)	2,792		17
Belo Corp	1,863		14		Carrizo Oil & Gas Inc (a)	1,525		37
Demand Media Inc (a)	547		3
					Cheniere Energy Inc (a)	127,266		1,627
Sinclair Broadcast Group Inc	73,272		900		Clayton Williams Energy Inc (a)	268		22
			$917		Contango Oil & Gas Co (a)	552		34
Metal Fabrication & Hardware - 0.10%					CVR Energy Inc	3,975		99
Ampco-Pittsburgh Corp	57		1		Energy XXI Bermuda Ltd (a)	3,410		112
Dynamic Materials Corp	911		20		Evolution Petroleum Corp (a)	1,111		10
Furmanite Corp (a)	2,519		19		GeoResources Inc (a)	533		16
Haynes International Inc	443		27		Gulfport Energy Corp (a)	65,280		2,146
Mueller Industries Inc	354		16		Kodiak Oil & Gas Corp (a)	204,456		1,854
RBC Bearings Inc (a)	805		37		Magnum Hunter Resources Corp (a)	368,107		2,169
RTI International Metals Inc (a)	277		7		Magnum Hunter Resources Corp - Warrants	28,772		—
Sun Hydraulics Corp	886		25		(a),(b),(c)
Worthington Industries Inc	1,630		30		McMoRan Exploration Co (a)	3,847		45
			$182		Northern Oil and Gas Inc (a)	2,451		61
					Oasis Petroleum Inc (a)	2,695		91
Mining - 1.19%					Petroquest Energy Inc (a)	855		5
Allied Nevada Gold Corp (a)	49,798		1,789
					Resolute Energy Corp (a)	2,024		23
AMCOL International Corp	1,092		31		Rex Energy Corp (a)	43,690		413
Coeur d'Alene Mines Corp (a)	373		10
					Rosetta Resources Inc (a)	2,399		115
Globe Specialty Metals Inc	2,870		39		Stone Energy Corp (a)	2,219		62
Gold Resource Corp	1,113		29		Vaalco Energy Inc (a)	378		2
Hecla Mining Co	12,624		67		Venoco Inc (a)	476		5
Horsehead Holding Corp (a)	159		2
Midway Gold Corp (a)	5,932		12		W&T Offshore Inc	1,578		34
					Warren Resources Inc (a)	769		3
Noranda Aluminum Holding Corp	1,549		16		Western Refining Inc	2,150		36
Paramount Gold and Silver Corp (a)	8,033		21
Revett Minerals Inc (a)	942		5					$9,210
Stillwater Mining Co (a)	5,168		67		Oil & Gas Services - 1.03%
United States Lime & Minerals Inc (a)	36		2		Basic Energy Services Inc (a)	1,071		19
Vista Gold Corp (a)	771		3		C&J Energy Services Inc (a)	427		7
			$2,093		Complete Production Services Inc (a)	3,574		121
					Dawson Geophysical Co (a)	149		5
Miscellaneous Manufacturing - 1.42%					Dril-Quip Inc (a)	1,556		103
Actuant Corp	744		19		Flotek Industries Inc (a)	2,274		27
American Railcar Industries Inc (a)	17,000		444
					Global Geophysical Services Inc (a)	1,235		11
AZZ Inc	555		27		Gulf Island Fabrication Inc	142		4
Blount International Inc (a)	2,252		37
					Hornbeck Offshore Services Inc (a)	23,500		768
Brink's Co/The	1,871		53		ION Geophysical Corp (a)	5,743		43
CLARCOR Inc	2,221		114		Key Energy Services Inc (a)	5,062		73
Colfax Corp (a)	1,138		34
Fabrinet (a)	1,399		23		Lufkin Industries Inc	1,194		90
					Matrix Service Co (a)	266		3
GP Strategies Corp (a)	382		6
					Mitcham Industries Inc (a)	465		10

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services (continued)					Pharmaceuticals (continued)
Newpark Resources Inc (a)	420		$3		USANA Health Sciences Inc (a)	468		$16
OYO Geospace Corp (a)	294		26		Vanda Pharmaceuticals Inc (a)	1,823		9
Pioneer Drilling Co (a)	2,154		19		Vivus Inc (a)	3,391		40
Targa Resources Corp	746		31		XenoPort Inc (a)	1,994		8
Tesco Corp (a)	31,682		440					$15,376
Tetra Technologies Inc (a)	585		6
Thermon Group Holdings Inc (a)	683		12		Pipelines - 0.01%
			$1,821		Crosstex Energy Inc	1,589		20

Packaging & Containers - 0.02%
AEP Industries Inc (a)	295		10		Real Estate - 0.02%
					HFF Inc (a)	2,072		29
Graphic Packaging Holding Co (a)	6,246		31
			$41
					REITS - 1.24%
Pharmaceuticals - 8.72%					Acadia Realty Trust	571		12
Achillion Pharmaceuticals Inc (a)	151,586		1,681
Acura Pharmaceuticals Inc (a)	733		2		Alexander's Inc	92		36
Akorn Inc (a)	184,645		2,116		American Assets Trust Inc	1,193		26
Alkermes PLC (a)	35,609		670		American Campus Communities Inc	1,395		60
Allos Therapeutics Inc (a)	4,360		7		Associated Estates Realty Corp	148		2
Ampio Pharmaceuticals Inc (a)	1,371		6		CBL & Associates Properties Inc	1,813		32
Anacor Pharmaceuticals Inc (a)	703		5		DuPont Fabros Technology Inc	878		22
Antares Pharma Inc (a)	6,066		16		EastGroup Properties Inc	575		27
Anthera Pharmaceuticals Inc (a)	1,456		12		Equity Lifestyle Properties Inc	977		69
Ardea Biosciences Inc (a)	1,160		21		Extra Space Storage Inc	1,694		45
Array BioPharma Inc (a)	1,733		5		Gladstone Commercial Corp	269		5
Auxilium Pharmaceuticals Inc (a)	2,120		42		Glimcher Realty Trust	3,660		35
BioScrip Inc (a)	2,122		12		Highwoods Properties Inc	2,532		84
Biospecifics Technologies Corp (a)	340		7		Home Properties Inc	2,281		136
Catalyst Health Solutions Inc (a)	27,815		1,523		Investors Real Estate Trust	1,054		8
Corcept Therapeutics Inc (a)	2,840		10		Kilroy Realty Corp	1,336		56
Depomed Inc (a)	3,659		22		LTC Properties Inc	352		11
Durect Corp (a)	5,147		4		Mid-America Apartment Communities Inc	5,982		382
Dusa Pharmaceuticals Inc (a)	142,521		684		National Health Investors Inc	498		24
Dyax Corp (a)	5,544		9		Newcastle Investment Corp	3,818		20
Endocyte Inc (a)	1,190		4		Omega Healthcare Investors Inc	3,768		79
Hi-Tech Pharmacal Co Inc (a)	219		9		Potlatch Corp	1,023		31
Idenix Pharmaceuticals Inc (a)	20,410		273		PS Business Parks Inc	244		15
Impax Laboratories Inc (a)	2,335		44		Tanger Factory Outlet Centers	31,405		926
Infinity Pharmaceuticals Inc (a)	1,303		8		Universal Health Realty Income Trust	428		17
Ironwood Pharmaceuticals Inc (a)	2,228		33		Urstadt Biddle Properties Inc	183		4
Isis Pharmaceuticals Inc (a)	3,901		32		Washington Real Estate Investment Trust	730		22
Jazz Pharmaceuticals PLC (a)	35,409		1,646					$2,186
MannKind Corp (a)	5,343		14		Retail - 16.10%
MAP Pharmaceuticals Inc (a)	1,499		21		Aeropostale Inc (a)	53,391		874
Medicis Pharmaceutical Corp	2,254		75		AFC Enterprises Inc (a)	1,688		28
Medivation Inc (a)	35,057		1,942		America's Car-Mart Inc (a)	306		12
Nature's Sunshine Products Inc (a)	761		11		ANN INC (a)	2,332		57
Neogen Corp (a)	1,005		33		Ascena Retail Group Inc (a)	2,814		99
Neurocrine Biosciences Inc (a)	2,432		23		Biglari Holdings Inc (a)	8		3
Obagi Medical Products Inc (a)	1,275		13		BJ's Restaurants Inc (a)	40,499		2,026
Omega Protein Corp (a)	130		1		Body Central Corp (a)	88,919		2,390
Onyx Pharmaceuticals Inc (a)	2,481		102		Bravo Brio Restaurant Group Inc (a)	61,999		1,194
Opko Health Inc (a)	4,826		25		Buckle Inc/The	1,185		52
Optimer Pharmaceuticals Inc (a)	1,816		24		Buffalo Wild Wings Inc (a)	807		54
Orexigen Therapeutics Inc (a)	2,228		6		Caribou Coffee Co Inc (a)	410		7
Osiris Therapeutics Inc (a)	1,152		7		Carrols Restaurant Group Inc (a)	810		9
Par Pharmaceutical Cos Inc (a)	1,112		40		Casey's General Stores Inc	1,689		86
Pernix Therapeutics Holdings (a)	226		2		Cash America International Inc	444		19
Pharmacyclics Inc (a)	1,757		32		Cato Corp/The	1,207		32
POZEN Inc (a)	1,830		8		CEC Entertainment Inc	889		31
Progenics Pharmaceuticals Inc (a)	1,494		14		Cheesecake Factory Inc/The (a)	2,587		76
Questcor Pharmaceuticals Inc (a)	2,353		83		Coinstar Inc (a)	1,382		69
Raptor Pharmaceutical Corp (a)	3,256		23		Cost Plus Inc (a)	126,691		1,717
Sagent Pharmaceuticals Inc (a)	70,365		1,563		Cracker Barrel Old Country Store Inc	971		51
Salix Pharmaceuticals Ltd (a)	41,766		2,014		Denny's Corp (a)	4,883		21
Santarus Inc (a)	3,654		18		DineEquity Inc (a)	601		29
Schiff Nutrition International Inc (a)	235		3		Domino's Pizza Inc (a)	995		32
Sciclone Pharmaceuticals Inc (a)	2,391		11		Einstein Noah Restaurant Group Inc	323		5
Targacept Inc (a)	1,883		11		Express Inc (a)	2,428		52
Theravance Inc (a)	15,848		281		Ezcorp Inc (a)	2,075		56

See accompanying notes

Schedule of Investments

SmallCap Growth Fund II

January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Semiconductors (continued)

Finish Line Inc/The	94,165		$1,992		Semtech Corp (a)	3,062		$87

First Cash Financial Services Inc (a)	1,384		56		TriQuint Semiconductor Inc (a)	7,923		47

Francesca's Holdings Corp (a)	76,169		1,689		Ultra Clean Holdings (a)	1,565		12

Genesco Inc (a)	158		10		Ultratech Inc (a)	1,199		35

GNC Holdings Inc	58,072		1,597		Veeco Instruments Inc (a)	1,372		34

Gordmans Stores Inc (a)	350		5		Volterra Semiconductor Corp (a)	1,185		36

Hibbett Sports Inc (a)	55,991		2,684					$5,633

HSN Inc	1,753		63

JOS A Bank Clothiers Inc (a)	1,217		58		Software - 5.72%
					ACI Worldwide Inc (a)	1,518		46
Krispy Kreme Doughnuts Inc (a)	4,010		29
					Actuate Corp (a)	2,361		14
Mattress Firm Holding Corp (a)	37,113		1,226
					Advent Software Inc (a)	1,529		40
Men's Wearhouse Inc	600		21

Nu Skin Enterprises Inc	2,439		122		American Software Inc/Georgia	1,593		14
					Aspen Technology Inc (a)	3,944		71
Papa John's International Inc (a)	884		34
					athenahealth Inc (a)	1,545		90
PF Chang's China Bistro Inc	942		31

Pier 1 Imports Inc (a)	1,378		21		Blackbaud Inc	2,074		63
					Bottomline Technologies Inc (a)	1,636		45

Pricesmart Inc	684		46		CommVault Systems Inc (a)	2,052		96
Red Robin Gourmet Burgers Inc (a)	796		24

Rue21 Inc (a)	1,069		26		Computer Programs & Systems Inc	490		28
					Concur Technologies Inc (a)	1,748		91
Rush Enterprises Inc - Class A (a)	43,919		1,011
					CSG Systems International Inc (a)	1,142		19
Ruth's Hospitality Group Inc (a)	406		2
					Deltek Inc (a)	1,535		16
Sonic Corp (a)	4,275		29
					Digi International Inc (a)	262		3
Systemax Inc (a)	42		1
					Dynavox Inc (a)	504		2
Teavana Holdings Inc (a)	41,375		785

Texas Roadhouse Inc	115,126		1,745		Ebix Inc	888		22

Ulta Salon Cosmetics & Fragrance Inc (a)	37,625		2,868		EPIQ Systems Inc	150		2
					Epocrates Inc (a)	399		4
Vera Bradley Inc (a)	854		31

Vitamin Shoppe Inc (a)	50,982		2,178		Fair Isaac Corp	943		34
					Guidance Software Inc (a)	953		7
Wet Seal Inc/The (a)	229,550		803
					Guidewire Software Inc (a)	1,366		25

Winmark Corp	156		11		InnerWorkings Inc (a)	1,768		19

World Fuel Services Corp	1,821		83		Interactive Intelligence Group Inc (a)	977		25
Zumiez Inc (a)	943		27
					JDA Software Group Inc (a)	521		15

			$28,389		Jive Software Inc (a)	11,260		167

Savings & Loans - 0.00%					MedAssets Inc (a)	2,670		28

Westfield Financial Inc	506		4		Medidata Solutions Inc (a)	941		20

					MicroStrategy Inc (a)	364		42

					MModal Inc (a)	2,191		23

Semiconductors - 3.19%					Monotype Imaging Holdings Inc (a)	1,624		25
Aeroflex Holding Corp (a)	1,352		17
					NetSuite Inc (a)	1,232		52
Amtech Systems Inc (a)	612		6
					Omnicell Inc (a)	1,099		17
ATMI Inc (a)	137		3

AXT Inc (a)	932		5		Opnet Technologies Inc	671		24
					Parametric Technology Corp (a)	5,392		136
Cabot Microelectronics Corp (a)	384		19
					PDF Solutions Inc (a)	1,572		10
Cavium Inc (a)	25,594		823

Ceva Inc (a)	1,072		29		Pegasystems Inc	757		21
					Progress Software Corp (a)	1,855		43
Cirrus Logic Inc (a)	3,103		63
					PROS Holdings Inc (a)	1,478		24
Diodes Inc (a)	1,704		44
					QAD Inc (a)	455		6
Entegris Inc (a)	3,003		29
					QLIK Technologies Inc (a)	31,536		889
Entropic Communications Inc (a)	3,932		23

Exar Corp (a)	277		2		Quality Systems Inc	33,106		1,343
					Quest Software Inc (a)	1,276		26
GT Advanced Technologies Inc (a)	5,907		51
					RealPage Inc (a)	1,141		29
Hittite Microwave Corp (a)	1,437		79
					Seachange International Inc (a)	958		7
Inphi Corp (a)	56,605		830
					SolarWinds Inc (a)	2,655		84
Integrated Device Technology Inc (a)	126,316		801
					SuccessFactors Inc (a)	3,237		129
Intermolecular Inc (a)	384		3
					Synchronoss Technologies Inc (a)	51,114		1,709
IXYS Corp (a)	1,129		15
					Take-Two Interactive Software Inc (a)	3,349		52
Kopin Corp (a)	1,779		7
					Taleo Corp (a)	43,936		1,582
Lattice Semiconductor Corp (a)	2,474		17
					Tyler Technologies Inc (a)	1,346		47
LTX-Credence Corp (a)	1,818		12
					Ultimate Software Group Inc (a)	40,968		2,733

Micrel Inc	2,329		27		Verint Systems Inc (a)	958		27
Microsemi Corp (a)	60,359		1,194

Mindspeed Technologies Inc (a)	1,252		8					$10,086

MIPS Technologies Inc (a)	2,561		15		Storage & Warehousing - 0.00%

Monolithic Power Systems Inc (a)	61,532		1,009		Wesco Aircraft Holdings Inc (a)	551		8
Netlogic Microsystems Inc (a)	2,675		133

Omnivision Technologies Inc (a)	2,207		29

Pericom Semiconductor Corp (a)	212		2		Telecommunications - 6.19%
					8x8 Inc (a)	4,273		19

Power Integrations Inc	1,118		40		Acme Packet Inc (a)	44,178		1,291
Rambus Inc (a)	4,606		34

Rubicon Technology Inc (a)	1,206		13		ADTRAN Inc	3,035		105
					Alaska Communications Systems Group Inc	626		2

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Telecommunications (continued)					(continued)	Amount (000's)	Value (000's)
Anaren Inc (a)	150		$3		Banks (continued)
Anixter International Inc (a)	699		46		Investment in Joint Trading Account; JP	$715	$715
Aruba Networks Inc (a)	81,841		1,815		Morgan Repurchase Agreement; 0.15%
Atlantic Tele-Network Inc	149		5		dated 01/31/12 maturing 02/01/12
Cincinnati Bell Inc (a)	4,102		14		(collateralized by US Government
Consolidated Communications Holdings Inc	1,423		27		Securities; $729,013; 0.00% - 7.00%; dated
DigitalGlobe Inc (a)	1,326		21		09/20/12 - 04/15/30)
Extreme Networks (a)	1,732		6		Investment in Joint Trading Account; Merrill	2,467	2,467
Finisar Corp (a)	62,451		1,265		Lynch Repurchase Agreement; 0.16%
General Communication Inc (a)	2,872		30		dated 01/31/12 maturing 02/01/12
Globecomm Systems Inc (a)	1,082		15		(collateralized by US Government
Harmonic Inc (a)	1,655		10		Securities; $2,516,471; 0.00% - 1.00%;
HickoryTech Corp	910		10		dated 07/05/12 - 05/04/37)
InterDigital Inc	24,110		899				$7,427
IPG Photonics Corp (a)	44,402		2,344		TOTAL REPURCHASE AGREEMENTS		$7,427
Iridium Communications Inc (a)	350		3		Total Investments		$176,364
Ixia (a)	84,625		1,034		Other Assets in Excess of Liabilities, Net - 0.00%		$6
LogMeIn Inc (a)	922		37		TOTAL NET ASSETS - 100.00%		$176,370
Lumos Networks Corp	1,039		16
Neonode Inc (a)	128,250		590
NeoPhotonics Corp (a)	397		2		(a) Non-Income Producing Security
Netgear Inc (a)	1,717		68		(b) Security is Illiquid
NTELOS Holdings Corp	1,030		23		(c)	Market value is determined in accordance with procedures established in
Oplink Communications Inc (a)	540		10		good faith by the Board of Directors. At the end of the period, the value of
Plantronics Inc	812		30		these securities totaled $0 or 0.00% of net assets.
RF Micro Devices Inc (a)	1,977		10
RigNet Inc (a)	399		7
Shenandoah Telecommunications Co	1,620		16
ShoreTel Inc (a)	166,351		1,090		Unrealized Appreciation (Depreciation)
TeleNav Inc (a)	1,054		8		The net federal income tax unrealized appreciation (depreciation) and federal tax
Ubiquiti Networks Inc (a)	145		4		cost of investments held as of the period end were as follows:
ViaSat Inc (a)	510		24
Vonage Holdings Corp (a)	4,216		11		Unrealized Appreciation		$38,403
					Unrealized Depreciation		(5,266)
			$10,910		Net Unrealized Appreciation (Depreciation)		$33,137
Transportation - 1.56%					Cost for federal income tax purposes		$143,227
Echo Global Logistics Inc (a)	774		13
Forward Air Corp	1,360		48		All dollar amounts are shown in thousands (000's)
Genesee & Wyoming Inc (a)	1,538		95
Golar LNG Ltd	1,806		74		Portfolio Summary (unaudited)
Gulfmark Offshore Inc (a)	286		13		Sector		Percent
Heartland Express Inc	2,309		34		Consumer, Cyclical		24 .72%
HUB Group Inc (a)	34,384		1,177		Consumer, Non-cyclical		19 .03%
Knight Transportation Inc	2,367		42		Industrial		14 .01%
Marten Transport Ltd	166		4		Communications		11 .52%
Old Dominion Freight Line Inc (a)	2,173		93		Technology		11 .24%
Roadrunner Transportation Systems Inc (a)	74,784		1,125		Financial		9.43%
Swift Transportation Co (a)	1,586		18		Energy		6.81%
Werner Enterprises Inc	440		11		Basic Materials		3.21%
			$2,747		Utilities		0.02%
					Diversified		0.01%
Trucking & Leasing - 0.02%					Other Assets in Excess of Liabilities, Net		0.00%
TAL International Group Inc	861		29		TOTAL NET ASSETS		100.00%

TOTAL COMMON STOCKS			$168,937
	Maturity
REPURCHASE AGREEMENTS - 4.21%	Amount (000's)	Value	(000	's)

Banks - 4.21%
Investment in Joint Trading Account; Credit	$1,244		$1,243
Suisse Repurchase Agreement; 0.18%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $1,268,483; 4.38% - 8.00%;
dated 11/15/21 - 11/15/39)
Investment in Joint Trading Account; Deutsche	3,002		3,002
Bank Repurchase Agreement; 0.22% dated
01/31/12 maturing 02/01/12 (collateralized
by US Government Securities; $3,061,856;
0.00% - 5.25%; dated 02/01/12 - 12/09/31)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2012	Long	97	$7,421	$7,675	$254
Total					$254
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 96.82%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.08%					Banks (continued)
Harte-Hanks Inc	44,058		$425		Texas Capital Bancshares Inc (a)	37,538		$1,191
					Tompkins Financial Corp	8,247		333
					Trustco Bank Corp NY	93,500		523
Aerospace & Defense - 2.06%					UMB Financial Corp	32,377		1,249
AAR Corp	38,939		825
Aerovironment Inc (a)	17,754		495		Umpqua Holdings Corp	114,766		1,397
					United Bankshares Inc	45,275		1,264
Cubic Corp	15,806		731		United Community Banks Inc/GA (a)	19,021		144
Curtiss-Wright Corp	46,777		1,748		Wilshire Bancorp Inc (a)	60,004		210
GenCorp Inc (a)	59,797		328
Kaman Corp	26,261		818		Wintrust Financial Corp	36,006		1,104
Moog Inc (a)	45,323		1,932					$27,599
National Presto Industries Inc	4,821		471		Beverages - 0.33%
Orbital Sciences Corp (a)	58,865		853		Boston Beer Co Inc/The (a)	8,423		843
Teledyne Technologies Inc (a)	37,037		2,102		Peet's Coffee & Tea Inc (a)	12,954		788
			$10,303					$1,631

Agriculture - 0.20%					Biotechnology - 0.95%
Alliance One International Inc (a)	87,544		255		Arqule Inc (a)	53,880		426
Andersons Inc/The	18,537		751		Cambrex Corp (a)	29,546		232
			$1,006		Cubist Pharmaceuticals Inc (a)	61,693		2,518
					Emergent Biosolutions Inc (a)	24,857		422
Airlines - 0.30%					Enzo Biochem Inc (a)	33,782		86
Allegiant Travel Co (a)	15,094		830
					Medicines Co/The (a)	53,191		1,070
SkyWest Inc	50,824		650
			$1,480					$4,754

Apparel - 1.98%					Building Materials - 1.52%
Crocs Inc (a)	90,438		1,720		AAON Inc	18,764		380
Iconix Brand Group Inc (a)	73,792		1,358		Apogee Enterprises Inc	28,379		390
K-Swiss Inc (a)	27,465		93		Comfort Systems USA Inc	37,530		449
					Drew Industries Inc (a)	19,004		494
Maidenform Brands Inc (a)	23,546		471
					Eagle Materials Inc	44,988		1,323
Oxford Industries Inc	13,878		707		Gibraltar Industries Inc (a)	30,479		478
Perry Ellis International Inc (a)	12,157		189
Quiksilver Inc (a)	122,522		546		Griffon Corp	46,214		461
					NCI Building Systems Inc (a)	19,938		233
Skechers U.S.A. Inc (a)	36,993		450
Steven Madden Ltd (a)	38,226		1,573		Quanex Building Products Corp	37,099		610
True Religion Apparel Inc (a)	25,608		928		Simpson Manufacturing Co Inc	40,535		1,312
					Texas Industries Inc	27,945		874
Wolverine World Wide Inc	48,390		1,892		Universal Forest Products Inc	19,595		622
			$9,927					$7,626

Automobile Parts & Equipment - 0.21%					Chemicals - 1.73%
Spartan Motors Inc	33,647		204
Standard Motor Products Inc	19,504		404		A Schulman Inc	29,448		722
					American Vanguard Corp	23,298		350
Superior Industries International Inc	23,677		430		Balchem Corp	29,028		1,098
			$1,038		Hawkins Inc	8,946		354
Banks - 5.51%					HB Fuller Co	49,055		1,404
Bank of the Ozarks Inc	28,506		798		Kraton Performance Polymers Inc (a)	32,155		915
BBCN Bancorp Inc (a)	78,129		791		OM Group Inc (a)	32,387		879
Boston Private Financial Holdings Inc	78,162		644		PolyOne Corp	90,946		1,311
City Holding Co	14,840		527		Quaker Chemical Corp	12,901		572
Columbia Banking System Inc	39,580		831		Stepan Co	8,301		713
Community Bank System Inc	38,772		1,061		Zep Inc	22,025		361
First BanCorp/Puerto Rico (a)	20,560		76					$8,679
First Commonwealth Financial Corp	105,115		582		Coal - 0.42%
First Financial Bancorp	58,380		1,015		Cloud Peak Energy Inc (a)	60,905		1,154
First Financial Bankshares Inc	31,514		1,074		SunCoke Energy Inc (a)	70,145		942
First Midwest Bancorp Inc/IL	74,640		812
FNB Corp/PA	139,571		1,636					$2,096
Glacier Bancorp Inc	72,058		1,007		Commercial Services - 5.09%
Hanmi Financial Corp (a)	31,550		260		ABM Industries Inc	48,019		1,042
Home Bancshares Inc/AR	22,376		583		American Public Education Inc (a)	17,879		719
Independent Bank Corp/Rockland MA	21,527		597		AMN Healthcare Services Inc (a)	40,533		206
National Penn Bancshares Inc	123,154		1,070		Arbitron Inc	27,308		975
NBT Bancorp Inc	33,169		746		Capella Education Co (a)	14,484		613
Old National Bancorp/IN	94,940		1,117		Cardtronics Inc (a)	43,944		1,123
PacWest Bancorp	33,600		715		Career Education Corp (a)	60,044		607
Pinnacle Financial Partners Inc (a)	34,379		579		CDI Corp	12,875		193
PrivateBancorp Inc	59,712		844		Chemed Corp	19,920		1,118
S&T Bancorp Inc	28,163		611		Consolidated Graphics Inc (a)	8,944		454
Simmons First National Corp	17,308		477		Corinthian Colleges Inc (a)	85,011		256
Sterling Bancorp/NY	30,986		296		Corvel Corp (a)	6,415		312
Susquehanna Bancshares Inc	157,001		1,435		Cross Country Healthcare Inc (a)	31,301		193

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Diversified Financial Services (continued)
Forrester Research Inc	14,767		$516		Investment Technology Group Inc (a)	40,084		$455
Geo Group Inc/The (a)	62,737		1,103		National Financial Partners Corp (a)	41,456		638
Healthcare Services Group Inc	66,890		1,250		Piper Jaffray Cos (a)	15,590		347
Heartland Payment Systems Inc	39,542		949		Portfolio Recovery Associates Inc (a)	17,152		1,114
Heidrick & Struggles International Inc	17,882		393		Stifel Financial Corp (a)	53,826		1,941
Insperity Inc	22,499		630		SWS Group Inc	29,404		216
Kelly Services Inc	28,409		459		Virtus Investment Partners Inc (a)	6,184		491
Landauer Inc	9,441		537		World Acceptance Corp (a)	14,606		931
Lincoln Educational Services Corp	22,670		198					$8,951
Live Nation Entertainment Inc (a)	148,086		1,522
MAXIMUS Inc	33,653		1,515		Electric - 1.99%
Medifast Inc (a)	13,778		227		Allete Inc	32,457		1,345
Midas Inc (a)	14,438		123		Avista Corp	58,331		1,478
Monro Muffler Brake Inc	30,871		1,295		Central Vermont Public Service Corp	13,458		473
Navigant Consulting Inc (a)	52,388		671		CH Energy Group Inc	14,918		849
On Assignment Inc (a)	36,939		414		El Paso Electric Co	40,330		1,404
PAREXEL International Corp (a)	59,282		1,429		NorthWestern Corp	36,337		1,277
Resources Connection Inc	44,244		550		UIL Holdings Corp	50,543		1,748
TeleTech Holdings Inc (a)	25,328		430		Unisource Energy Corp	36,996		1,378
TrueBlue Inc (a)	40,172		663					$9,952
Universal Technical Institute Inc (a)	21,525		300		Electrical Components & Equipment - 1.17%
Viad Corp	20,165		408		Advanced Energy Industries Inc (a)	44,459		473
Wright Express Corp (a)	38,740		2,120		Belden Inc	46,680		1,830
			$25,513		Encore Wire Corp	19,242		525
					EnerSys (a)	47,796		1,385
Computers - 2.32%
Agilysys Inc (a)	15,192		124		Littelfuse Inc	23,061		1,170
					Powell Industries Inc (a)	8,944		310
CACI International Inc (a)	26,477		1,554
CIBER Inc (a)	72,414		315		Vicor Corp	19,690		176
iGate Corp (a)	30,062		548					$5,869
Insight Enterprises Inc (a)	43,963		811		Electronics - 4.04%
j2 Global Inc	47,534		1,281		American Science & Engineering Inc	8,949		640
LivePerson Inc (a)	47,494		570		Analogic Corp	12,253		695
Manhattan Associates Inc (a)	20,732		910		Badger Meter Inc	15,147		487
Mercury Computer Systems Inc (a)	30,672		411		Bel Fuse Inc	10,180		206
MTS Systems Corp	15,719		721		Benchmark Electronics Inc (a)	57,877		995
NCI Inc (a)	7,894		58		Brady Corp	52,505		1,700
Netscout Systems Inc (a)	34,523		713		Checkpoint Systems Inc (a)	40,240		423
Radisys Corp (a)	22,789		137		CTS Corp	34,390		346
Stratasys Inc (a)	21,242		781		Cymer Inc (a)	30,630		1,525
Super Micro Computer Inc (a)	27,581		465		Daktronics Inc	36,905		404
SYKES Enterprises Inc (a)	39,753		697		Electro Scientific Industries Inc	24,248		368
Synaptics Inc (a)	32,261		1,236		ESCO Technologies Inc	26,729		804
Virtusa Corp (a)	18,802		301		FARO Technologies Inc (a)	16,660		904
			$11,633		FEI Co (a)	37,645		1,659
					II-VI Inc (a)	54,670		1,258
Consumer Products - 0.62%					Measurement Specialties Inc (a)	15,054		489
Blyth Inc	5,208		328
Central Garden and Pet Co - A Shares (a)	42,787		405		Methode Electronics Inc	37,094		368
					Newport Corp (a)	37,663		696
Helen of Troy Ltd (a)	31,646		1,018
					OSI Systems Inc (a)	19,684		1,058
Prestige Brands Holdings Inc (a)	50,533		649
Standard Register Co/The	12,242		24		Park Electrochemical Corp	20,795		632
					Plexus Corp (a)	34,689		1,257
WD-40 Co	15,995		700
			$3,124		Pulse Electronics Corp	41,350		119
					Rofin-Sinar Technologies Inc (a)	28,559		810
Cosmetics & Personal Care - 0.05%					Rogers Corp (a)	16,223		623
Inter Parfums Inc	16,218		271		TTM Technologies Inc (a)	51,342		630
					Watts Water Technologies Inc	29,115		1,122

Distribution & Wholesale - 1.16%								$20,218
Brightpoint Inc (a)	68,333		801		Energy - Alternate Sources - 0.03%
MWI Veterinary Supply Inc (a)	12,742		1,000		Headwaters Inc (a)	61,063		162
Pool Corp	47,713		1,624
Scansource Inc (a)	27,242		1,024
United Stationers Inc	42,754		1,382		Engineering & Construction - 0.83%
					Aegion Corp (a)	39,075		667
			$5,831		Dycom Industries Inc (a)	33,717		721
Diversified Financial Services - 1.79%					EMCOR Group Inc	66,843		1,927
Calamos Asset Management Inc	20,167		252		Exponent Inc (a)	13,269		648
Encore Capital Group Inc (a)	21,849		513		Orion Marine Group Inc (a)	27,173		197
Financial Engines Inc (a)	39,209		939					$4,160
Higher One Holdings Inc (a)	31,132		527
Interactive Brokers Group Inc - A Shares	38,810		587
See accompanying notes					260

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Entertainment - 0.41%					Healthcare - Products (continued)
Marriott Vacations Worldwide Corp (a)	27,013		$560		SurModics Inc (a)	14,575		$210
Multimedia Games Holding Co Inc (a)	26,882		203		Symmetry Medical Inc (a)	36,388		273
Pinnacle Entertainment Inc (a)	62,258		604		West Pharmaceutical Services Inc	33,784		1,368
Shuffle Master Inc (a)	53,741		688		Zoll Medical Corp (a)	22,191		1,522
			$2,055					$17,334

Environmental Control - 0.83%					Healthcare - Services - 1.91%
Calgon Carbon Corp (a)	56,786		928		Air Methods Corp (a)	11,333		955
Darling International Inc (a)	117,289		1,792		Almost Family Inc (a)	8,259		155
Tetra Tech Inc (a)	62,661		1,449		Amedisys Inc (a)	29,494		310
			$4,169		Amsurg Corp (a)	31,402		809
					Bio-Reference Labs Inc (a)	24,925		482
Food - 2.49%					Centene Corp (a)	50,479		2,282
B&G Foods Inc	47,795		1,083		Ensign Group Inc/The	16,480		437
Calavo Growers Inc	12,579		342		Gentiva Health Services Inc (a)	30,855		224
Cal-Maine Foods Inc	14,351		545		Healthways Inc (a)	33,352		252
Diamond Foods Inc	22,102		803		IPC The Hospitalist Co Inc (a)	16,477		555
Hain Celestial Group Inc (a)	44,148		1,704
					Kindred Healthcare Inc (a)	52,225		641
J&J Snack Foods Corp	14,454		738		LHC Group Inc (a)	15,830		235
Nash Finch Co	12,161		355		Magellan Health Services Inc (a)	28,006		1,367
Sanderson Farms Inc	18,861		961		Molina Healthcare Inc (a)	28,388		869
Seneca Foods Corp (a)	9,175		265
Snyders-Lance Inc	46,866		1,078					$9,573
Spartan Stores Inc	22,909		429		Home Builders - 0.47%
TreeHouse Foods Inc (a)	35,982		2,034		M/I Homes Inc (a)	18,773		213
United Natural Foods Inc (a)	48,850		2,152		Meritage Homes Corp (a)	27,949		676
			$12,489		Ryland Group Inc/The	44,502		810
					Standard Pacific Corp (a)	101,234		369
Forest Products & Paper - 1.10%					Winnebago Industries Inc (a)	29,196		267
Buckeye Technologies Inc	39,423		1,322					$2,335
Clearwater Paper Corp (a)	22,792		832
Deltic Timber Corp	10,845		739		Home Furnishings - 0.74%
KapStone Paper and Packaging Corp (a)	39,057		682		DTS Inc/CA (a)	16,736		474
Neenah Paper Inc	15,060		358		Ethan Allen Interiors Inc	26,015		614
Schweitzer-Mauduit International Inc	16,201		1,126		La-Z-Boy Inc (a)	51,959		685
Wausau Paper Corp	49,272		426		Select Comfort Corp (a)	56,285		1,411
			$5,485		Universal Electronics Inc (a)	14,793		274
					VOXX International Corp (a)	18,727		238
Gas - 2.03%								$3,696
Laclede Group Inc/The	22,462		936
New Jersey Resources Corp	41,529		1,982		Housewares - 0.39%
Northwest Natural Gas Co	26,756		1,272		Toro Co	30,724		1,948
Piedmont Natural Gas Co Inc	72,314		2,381
South Jersey Industries Inc	30,201		1,657		Insurance - 2.65%
Southwest Gas Corp	46,002		1,923		Amerisafe Inc (a)	18,103		445
			$10,151		Delphi Financial Group Inc	54,707		2,435
Hand & Machine Tools - 0.19%					eHealth Inc (a)	20,084		325
Franklin Electric Co Inc	18,846		943		Employers Holdings Inc	34,947		627
					Horace Mann Educators Corp	40,009		626
					Infinity Property & Casualty Corp	11,858		691
Healthcare - Products - 3.46%					Meadowbrook Insurance Group Inc	51,151		510
Abaxis Inc (a)	21,720		588
					Navigators Group Inc/The (a)	11,026		527
Affymetrix Inc (a)	70,613		340
Align Technology Inc (a)	68,470		1,613		Presidential Life Corp	21,336		238
					ProAssurance Corp	30,597		2,497
Cantel Medical Corp	13,140		415		RLI Corp	16,687		1,190
CONMED Corp (a)	27,974		822
CryoLife Inc (a)	28,195		150		Safety Insurance Group Inc	15,217		638
Cyberonics Inc (a)	24,906		809		Selective Insurance Group Inc	54,328		977
Greatbatch Inc (a)	23,472		550		Stewart Information Services Corp	19,336		264
Haemonetics Corp (a)	25,031		1,626		Tower Group Inc	39,956		863
Hanger Orthopedic Group Inc (a)	33,335		653		United Fire & Casualty Co	20,698		406
ICU Medical Inc (a)	12,195		567					$13,259
Integra LifeSciences Holdings Corp (a)	19,887		587		Internet - 1.82%
Invacare Corp	31,912		545		Blue Coat Systems Inc (a)	42,888		1,105
Kensey Nash Corp	7,796		181		Blue Nile Inc (a)	13,583		548
Meridian Bioscience Inc	41,319		721		comScore Inc (a)	33,095		733
Merit Medical Systems Inc (a)	42,001		593		DealerTrack Holdings Inc (a)	41,568		1,136
Natus Medical Inc (a)	29,449		333		Digital River Inc (a)	37,409		599
NuVasive Inc (a)	42,328		656		eResearchTechnology Inc (a)	43,911		243
Palomar Medical Technologies Inc (a)	19,547		177		InfoSpace Inc (a)	39,508		486
PSS World Medical Inc (a)	52,820		1,282		Liquidity Services Inc (a)	20,131		695
SonoSite Inc (a)	13,967		753		Nutrisystem Inc	28,150		335
See accompanying notes					261

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Miscellaneous Manufacturing (continued)
PC-Tel Inc	18,261		$136		AZZ Inc	12,594		$618
Perficient Inc (a)	30,664		341		Barnes Group Inc	47,168		1,193
Sourcefire Inc (a)	28,763		892		Ceradyne Inc	24,247		802
Stamps.com Inc (a)	12,632		392		EnPro Industries Inc (a)	20,820		735
United Online Inc	89,344		508		Federal Signal Corp (a)	62,320		264
Websense Inc (a)	38,898		735		Hillenbrand Inc	62,628		1,469
XO Group Inc (a)	28,709		237		John Bean Technologies Corp	28,718		471
			$9,121		Koppers Holdings Inc	20,644		784
					LSB Industries Inc (a)	18,537		650
Investment Companies - 0.23%					Lydall Inc (a)	17,188		162
Prospect Capital Corp	109,723		1,132		Movado Group Inc	17,465		321
					Myers Industries Inc	33,436		445
Iron & Steel - 0.21%					Standex International Corp	12,672		508
AK Steel Holding Corp	110,493		1,043		STR Holdings Inc (a)	41,606		445
					Sturm Ruger & Co Inc	19,076		756
					Tredegar Corp	23,420		578
Leisure Products & Services - 0.65%								$13,607
Arctic Cat Inc (a)	12,215		364
Brunswick Corp/DE	89,274		1,905		Office Furnishings - 0.15%
Callaway Golf Co	65,016		436		Interface Inc	57,736		767
Interval Leisure Group Inc (a)	39,849		542
			$3,247		Oil & Gas - 1.58%
Lodging - 0.17%					Approach Resources Inc (a)	26,654		936
Boyd Gaming Corp (a)	54,488		478		Contango Oil & Gas Co (a)	12,774		796
Marcus Corp	19,921		241		GeoResources Inc (a)	19,991		612
Monarch Casino & Resort Inc (a)	11,481		122		Gulfport Energy Corp (a)	44,642		1,467
			$841		Penn Virginia Corp	45,800		212
					Petroleum Development Corp (a)	23,658		737
Machinery - Construction & Mining - 0.13%					Petroquest Energy Inc (a)	57,216		367
Astec Industries Inc (a)	20,006		677		Stone Energy Corp (a)	49,080		1,377
					Swift Energy Co (a)	42,562		1,411
Machinery - Diversified - 2.11%								$7,915
Albany International Corp	28,202		678		Oil & Gas Services - 1.97%
Applied Industrial Technologies Inc	42,061		1,623		Basic Energy Services Inc (a)	29,380		529
Briggs & Stratton Corp	50,163		783		Exterran Holdings Inc (a)	62,485		580
Cascade Corp	8,658		492		Gulf Island Fabrication Inc	14,381		436
Cognex Corp	42,158		1,752		Hornbeck Offshore Services Inc (a)	33,994		1,111
Intermec Inc (a)	51,352		433
					ION Geophysical Corp (a)	127,520		948
Intevac Inc (a)	23,126		193
iRobot Corp (a)	27,091		895		Lufkin Industries Inc	30,527		2,296
					Matrix Service Co (a)	25,928		302
Lindsay Corp	12,700		776		OYO Geospace Corp (a)	4,641		408
Robbins & Myers Inc	45,991		2,233		Pioneer Drilling Co (a)	61,757		551
Tennant Co	18,846		725		SEACOR Holdings Inc (a)	21,758		1,992
			$10,583		Tetra Technologies Inc (a)	77,427		723
Media - 0.19%								$9,876
Digital Generation Inc (a)	27,573		383
Dolan Co/The (a)	30,230		285		Pharmaceuticals - 2.04%
					Hi-Tech Pharmacal Co Inc (a)	10,231		399
EW Scripps Co (a)	31,252		265
					Neogen Corp (a)	23,420		763
			$933		Par Pharmaceutical Cos Inc (a)	35,990		1,299
Metal Fabrication & Hardware - 1.08%					PharMerica Corp (a)	29,444		369
AM Castle & Co (a)	16,625		173		Questcor Pharmaceuticals Inc (a)	62,850		2,227
CIRCOR International Inc	17,299		656		Salix Pharmaceuticals Ltd (a)	59,252		2,856
Haynes International Inc	12,102		735		Savient Pharmaceuticals Inc (a)	70,337		178
Kaydon Corp	32,184		1,098		Viropharma Inc (a)	70,683		2,106
Lawson Products Inc/DE	3,777		64					$10,197
Mueller Industries Inc	38,302		1,693		Publicly Traded Investment Fund - 0.22%
Olympic Steel Inc	9,178		237		iShares S&P SmallCap 600 Index Fund	15,097		1,099
RTI International Metals Inc (a)	30,250		761
			$5,417
					Real Estate - 0.37%
Mining - 0.53%					Forestar Group Inc (a)	35,404		564
AMCOL International Corp	25,069		716		Sovran Self Storage Inc	27,910		1,298
Century Aluminum Co (a)	54,766		549
								$1,862
Kaiser Aluminum Corp	15,853		783
Materion Corp (a)	20,346		598		REITS - 7.36%
			$2,646		Acadia Realty Trust	42,667		897
					BioMed Realty Trust Inc	154,133		2,862
Miscellaneous Manufacturing - 2.72%					Cedar Realty Trust Inc	55,879		279
Actuant Corp	69,059		1,751		Colonial Properties Trust	87,559		1,872
AO Smith Corp	38,953		1,655

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Retail (continued)
Cousins Properties Inc	103,920		$766		Sonic Automotive Inc	34,844		$543
DiamondRock Hospitality Co	167,834		1,769		Sonic Corp (a)	62,123		426
EastGroup Properties Inc	26,898		1,278		Stage Stores Inc	30,475		469
Entertainment Properties Trust	46,819		2,082		Stein Mart Inc (a)	27,120		197
Extra Space Storage Inc	94,560		2,489		Texas Roadhouse Inc	59,514		902
Franklin Street Properties Corp	72,298		737		Tuesday Morning Corp (a)	42,553		145
Getty Realty Corp	27,103		454		Vitamin Shoppe Inc (a)	29,254		1,250
Healthcare Realty Trust Inc	77,992		1,643		Zale Corp (a)	26,103		74
Inland Real Estate Corp	77,533		663		Zumiez Inc (a)	21,833		624
Kilroy Realty Corp	58,580		2,439					$39,533
Kite Realty Group Trust	63,740		319
LaSalle Hotel Properties	83,953		2,271		Savings & Loans - 0.75%
Lexington Realty Trust	134,529		1,157		Bank Mutual Corp	46,321		186
LTC Properties Inc	30,401		971		Brookline Bancorp Inc	70,245		651
Medical Properties Trust Inc	110,866		1,188		Dime Community Bancshares Inc	28,075		387
Mid-America Apartment Communities Inc	37,899		2,422		Northwest Bancshares Inc	97,695		1,204
Parkway Properties Inc/MD	22,040		213		Oritani Financial Corp	45,900		595
Pennsylvania Real Estate Investment Trust	55,779		685		Provident Financial Services Inc	53,913		746
Post Properties Inc	51,981		2,323					$3,769
PS Business Parks Inc	18,615		1,157		Semiconductors - 4.46%
Saul Centers Inc	11,787		420		ATMI Inc (a)	31,745		742
Tanger Factory Outlet Centers	86,866		2,563		Brooks Automation Inc	64,812		695
Universal Health Realty Income Trust	12,690		507		Cabot Microelectronics Corp (a)	22,612		1,140
Urstadt Biddle Properties Inc	23,125		452		Ceva Inc (a)	23,577		637
			$36,878		Cirrus Logic Inc (a)	64,058		1,309
Retail - 7.89%					Cohu Inc	24,209		318
					Diodes Inc (a)	37,025		954
Big 5 Sporting Goods Corp	21,733		173		DSP Group Inc (a)	23,070		132
Biglari Holdings Inc (a)	1,436		569
					Entropic Communications Inc (a)	86,967		508
BJ's Restaurants Inc (a)	24,155		1,208
					Exar Corp (a)	44,902		300
Brown Shoe Co Inc	42,054		397		GT Advanced Technologies Inc (a)	127,471		1,099
Buckle Inc/The	27,073		1,181		Hittite Microwave Corp (a)	27,951		1,538
Buffalo Wild Wings Inc (a)	18,391		1,224
					Kopin Corp (a)	67,980		264
Cabela's Inc (a)	43,228		1,127
					Kulicke & Soffa Industries Inc (a)	72,843		787
Casey's General Stores Inc	38,127		1,942
Cash America International Inc	29,343		1,287		Micrel Inc	49,899		577
					Microsemi Corp (a)	87,024		1,721
Cato Corp/The	29,509		791
CEC Entertainment Inc	18,893		664		MKS Instruments Inc	52,547		1,584
					Monolithic Power Systems Inc (a)	29,709		487
Childrens Place Retail Stores Inc/The (a)	24,922		1,243
					Nanometrics Inc (a)	17,102		346
Christopher & Banks Corp	35,993		75		Pericom Semiconductor Corp (a)	24,365		195
Coinstar Inc (a)	30,837		1,534
Coldwater Creek Inc (a)	88,954		78		Power Integrations Inc	28,108		1,012
					Rubicon Technology Inc (a)	17,417		189
Cracker Barrel Old Country Store Inc	22,995		1,207		Rudolph Technologies Inc (a)	31,925		327
DineEquity Inc (a)	15,545		739
					Sigma Designs Inc (a)	32,206		194
Ezcorp Inc (a)	43,898		1,177
					Standard Microsystems Corp (a)	22,854		589
Finish Line Inc/The	51,935		1,098		Supertex Inc (a)	12,080		223
First Cash Financial Services Inc (a)	30,136		1,213
					Tessera Technologies Inc (a)	51,634		1,022
Fred's Inc	38,619		570		TriQuint Semiconductor Inc (a)	166,556		998
Genesco Inc (a)	24,229		1,480
					Ultratech Inc (a)	25,758		753
Group 1 Automotive Inc	22,780		1,215		Veeco Instruments Inc (a)	38,794		947
Haverty Furniture Cos Inc	19,133		239		Volterra Semiconductor Corp (a)	24,633		743
Hibbett Sports Inc (a)	26,513		1,271
HOT Topic Inc	42,331		310					$22,330
Jack in the Box Inc (a)	44,058		934		Software - 4.11%
JOS A Bank Clothiers Inc (a)	27,883		1,331		Avid Technology Inc (a)	29,398		285
Kirkland's Inc (a)	16,258		243		Blackbaud Inc	43,408		1,321
Lithia Motors Inc	21,552		479		Bottomline Technologies Inc (a)	36,095		987
Liz Claiborne Inc (a)	94,781		881		CommVault Systems Inc (a)	43,607		2,050
Lumber Liquidators Holdings Inc (a)	27,816		594		Computer Programs & Systems Inc	11,085		635
MarineMax Inc (a)	23,319		192		CSG Systems International Inc (a)	33,962		553
Men's Wearhouse Inc	51,292		1,769		Digi International Inc (a)	25,693		290
O'Charleys Inc (a)	18,710		121		Ebix Inc	31,311		776
OfficeMax Inc (a)	86,294		477		EPIQ Systems Inc	31,848		388
Papa John's International Inc (a)	18,562		719		Interactive Intelligence Group Inc (a)	14,334		370
PEP Boys-Manny Moe & Jack/The	52,825		792		JDA Software Group Inc (a)	42,635		1,256
PetMed Express Inc	20,378		254		Medidata Solutions Inc (a)	22,076		461
PF Chang's China Bistro Inc	21,252		692		MicroStrategy Inc (a)	8,087		931
Red Robin Gourmet Burgers Inc (a)	11,164		343		Monotype Imaging Holdings Inc (a)	36,093		563
Ruby Tuesday Inc (a)	62,669		471		Omnicell Inc (a)	33,284		515
Rue21 Inc (a)	15,687		380		Opnet Technologies Inc	14,885		528
Ruth's Hospitality Group Inc (a)	35,321		219		Progress Software Corp (a)	64,151		1,497

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Software (continued)					(continued)	Amount (000's)	Value	(000	's)
Quality Systems Inc	39,508		$1,602		Banks (continued)
Synchronoss Technologies Inc (a)	26,761		894		Investment in Joint Trading Account; Deutsche $	4,709		$4,709
SYNNEX Corp (a)	25,768		932		Bank Repurchase Agreement; 0.22% dated
Take-Two Interactive Software Inc (a)	86,832		1,355		01/31/12 maturing 02/01/12 (collateralized
Taleo Corp (a)	41,578		1,497		by US Government Securities; $4,803,210;
THQ Inc (a)	68,518		46		0.00% - 5.25%; dated 02/01/12 - 12/09/31)
Tyler Technologies Inc (a)	24,414		858		Investment in Joint Trading Account; JP	1,121		1,121
			$20,590		Morgan Repurchase Agreement; 0.15%
					dated 01/31/12 maturing 02/01/12
Storage & Warehousing - 0.15%					(collateralized by US Government
Mobile Mini Inc (a)	35,154		731
					Securities; $1,143,621; 0.00% - 7.00%;
					dated 09/20/12 - 04/15/30)
Telecommunications - 2.60%					Investment in Joint Trading Account; Merrill	3,870		3,870
Anixter International Inc (a)	27,738		1,817		Lynch Repurchase Agreement; 0.16%
Arris Group Inc (a)	118,121		1,380		dated 01/31/12 maturing 02/01/12
Atlantic Tele-Network Inc	9,263		334		(collateralized by US Government
Black Box Corp	17,715		548		Securities; $3,947,649; 0.00% - 1.00%;
Cbeyond Inc (a)	30,415		259		dated 07/05/12 - 05/04/37)
Cincinnati Bell Inc (a)	196,175		677					$11,651
Comtech Telecommunications Corp	20,397		629		TOTAL REPURCHASE AGREEMENTS			$11,651
General Communication Inc (a)	34,938		364		Total Investments			$496,543
Harmonic Inc (a)	116,248		682		Other Assets in Excess of Liabilities, Net - 0.85%			$4,277
LogMeIn Inc (a)	21,192		844		TOTAL NET ASSETS - 100.00%			$500,820
Lumos Networks Corp	14,806		223
Netgear Inc (a)	37,635		1,499
Neutral Tandem Inc (a)	31,507		387		(a) Non-Income Producing Security
Novatel Wireless Inc (a)	32,124		92
NTELOS Holdings Corp	14,991		342
Oplink Communications Inc (a)	19,184		359
Symmetricom Inc (a)	42,627		266		Unrealized Appreciation (Depreciation)
					The net federal income tax unrealized appreciation (depreciation) and federal tax
USA Mobility Inc	22,152		313		cost of investments held as of the period end were as follows:
ViaSat Inc (a)	42,315		2,012
			$13,027		Unrealized Appreciation			$86,709
Textiles - 0.31%					Unrealized Depreciation			(45,114)
G&K Services Inc	18,854		619		Net Unrealized Appreciation (Depreciation)			$41,595
Unifirst Corp/MA	15,334		926		Cost for federal income tax purposes			$454,948
			$1,545
					All dollar amounts are shown in thousands (000's)
Toys, Games & Hobbies - 0.08%
Jakks Pacific Inc	26,032		398		Portfolio Summary (unaudited)
					Sector			Percent
Transportation - 1.75%					Financial			20 .99%
Arkansas Best Corp	25,472		462		Industrial			18 .43%
Bristow Group Inc	36,234		1,778		Consumer, Non-cyclical			17 .14%
Forward Air Corp	28,604		1,001		Consumer, Cyclical			15 .06%
Heartland Express Inc	57,704		855		Technology			10 .89%
HUB Group Inc (a)	37,595		1,287		Communications			4.69%
Knight Transportation Inc	58,846		1,036		Utilities			4.16%
Old Dominion Freight Line Inc (a)	47,197		2,011		Energy			4.00%
Overseas Shipholding Group Inc	26,255		334		Basic Materials			3.57%
			$8,764		Exchange Traded Funds			0.22%
					Other Assets in Excess of Liabilities, Net			0.85%
Water - 0.14%					TOTAL NET ASSETS			100.00%
American States Water Co	18,772		679

TOTAL COMMON STOCKS			$484,892
	Maturity
REPURCHASE AGREEMENTS - 2.33%	Amount (000's)	Value	(000	's)

Banks - 2.33%
Investment in Joint Trading Account; Credit	$1,951		$1,951
Suisse Repurchase Agreement; 0.18%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $1,989,901; 4.38% - 8.00%;
dated 11/15/21 - 11/15/39)

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2012	Long	175	$13,525	$13,846	$321
Total					$321
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Value Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 94.78%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.93%					Food - 1.52%
Esterline Technologies Corp (a)	15,760		$964		Fresh Del Monte Produce Inc	27,980		$685
LMI Aerospace Inc (a)	13,000		257		TreeHouse Foods Inc (a)	10,800		611
Triumph Group Inc	20,500		1,283					$1,296

			$2,504		Gas - 1.55%
Airlines - 2.05%					Southwest Gas Corp	31,730		1,326
Alaska Air Group Inc (a)	23,010		1,752

					Healthcare - Products - 0.88%
Automobile Parts & Equipment - 1.47%					CONMED Corp (a)	25,610		753
Dana Holding Corp (a)	40,540		602

Standard Motor Products Inc	31,730		657		Healthcare - Services - 3.13%
			$1,259		HealthSouth Corp (a)	48,530		936
Banks - 8.99%					Magellan Health Services Inc (a)	22,910		1,118
Bank of the Ozarks Inc	47,083		1,318		WellCare Health Plans Inc (a)	10,300		616
Cathay General Bancorp	23,190		365					$2,670
Columbia Banking System Inc	30,690		644
First of Long Island Corp/The	8,160		217		Insurance - 3.09%
					Amtrust Financial Services Inc	5,602		145
Hancock Holding Co	12,320		409		CNO Financial Group Inc (a)	35,080		236
Home Bancshares Inc/AR	1,657		43
MainSource Financial Group Inc	82,374		773		Montpelier Re Holdings Ltd ADR	77,080		1,339
					Protective Life Corp	29,500		738
National Penn Bancshares Inc	78,670		684		Validus Holdings Ltd	5,660		181
Prosperity Bancshares Inc	21,440		890
SVB Financial Group (a)	8,260		479					$2,639
Texas Capital Bancshares Inc (a)	8,311		264		Iron & Steel - 1.92%
Webster Financial Corp	51,820		1,099		Schnitzer Steel Industries Inc	12,160		531
WesBanco Inc	25,000		499		Universal Stainless & Alloy (a)	27,967		1,111
			$7,684					$1,642

Chemicals - 1.86%					Machinery - Diversified - 1.59%
Kraton Performance Polymers Inc (a)	20,695		589		Robbins & Myers Inc	27,990		1,359
WR Grace & Co (a)	18,740		1,003

			$1,592		Media - 1.07%
Commercial Services - 3.88%					Sinclair Broadcast Group Inc	74,540		915
Kenexa Corp (a)	33,618		808
On Assignment Inc (a)	106,060		1,189
RSC Holdings Inc (a)	62,080		1,315		Mining - 0.25%
					Stillwater Mining Co (a)	16,770		216
			$3,312

Computers - 1.87%					Oil & Gas - 2.71%
CACI International Inc (a)	14,660		861
CIBER Inc (a)	168,790		734		Berry Petroleum Co	20,980		944
					GeoResources Inc (a)	36,530		1,118
			$1,595		Parker Drilling Co (a)	39,162		255
Consumer Products - 1.30%								$2,317
Prestige Brands Holdings Inc (a)	86,170		1,106
					Oil & Gas Services - 0.98%
					Newpark Resources Inc (a)	74,700		608
Diversified Financial Services - 2.35%					Pioneer Drilling Co (a)	25,357		226
Calamos Asset Management Inc	52,290		653					$834
Knight Capital Group Inc (a)	104,420		1,357
					Packaging & Containers - 0.55%
			$2,010		Rock-Tenn Co	7,570		468
Electric - 6.23%
Avista Corp	51,830		1,313		Pharmaceuticals - 0.72%
El Paso Electric Co	39,480		1,374		Viropharma Inc (a)	20,610		614
NorthWestern Corp	37,180		1,306
Unisource Energy Corp	35,660		1,329
			$5,322		Private Equity - 0.84%
					American Capital Ltd (a)	87,230		717
Electronics - 2.94%
ESCO Technologies Inc	40,020		1,203
OSI Systems Inc (a)	24,280		1,305		REITS - 12.01%
			$2,508		CBL & Associates Properties Inc	92,720		1,611
					Coresite Realty Corp	30,525		612
Engineering & Construction - 1.05%					EastGroup Properties Inc	28,891		1,372
EMCOR Group Inc	31,000		894		Education Realty Trust Inc	128,970		1,380
					Extra Space Storage Inc	48,330		1,272
Entertainment - 0.51%					Kilroy Realty Corp	21,340		888
Scientific Games Corp (a)	39,078		437		Post Properties Inc	21,720		971
					PS Business Parks Inc	19,110		1,187
					Retail Opportunity Investments Corp	81,840		971
								$10,264

See accompanying notes

Schedule of Investments
SmallCap Value Fund
January 31, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	(a) Non-Income Producing Security

	Retail - 8.97%
	Brinker International Inc	49,190		$1,272
	Cash America International Inc	21,860		959		Unrealized Appreciation (Depreciation)
	Conn's Inc (a)	47,610		552		The net federal income tax unrealized appreciation (depreciation) and federal tax
	DSW Inc	12,030		601		cost of investments held as of the period end were as follows:
	Finish Line Inc/The	40,730		862
	Liz Claiborne Inc (a)	108,420		1,008		Unrealized Appreciation	$10,590
	Red Robin Gourmet Burgers Inc (a)	45,270		1,390		Unrealized Depreciation	(1,789)
	Sally Beauty Holdings Inc (a)	49,610		1,023		Net Unrealized Appreciation (Depreciation)	$8,801
				$7,667		Cost for federal income tax purposes	$76,589

	Savings & Loans - 4.22%					All dollar amounts are shown in thousands (000's)
	Investors Bancorp Inc (a)	69,220		1,022
	Oritani Financial Corp	93,530		1,213		Portfolio Summary (unaudited)
	Provident Financial Services Inc	98,790		1,367		Sector	Percent
				$3,602		Financial	36 .67%
	Semiconductors - 3.49%					Consumer, Cyclical	13 .87%
	Lattice Semiconductor Corp (a)	196,300		1,335		Consumer, Non-cyclical	11 .43%
	MKS Instruments Inc	27,610		833		Industrial	10 .63%
	Rudolph Technologies Inc (a)	79,700		815		Utilities	7.78%
				$2,983		Technology	6.70%
						Communications	5.15%
	Software - 1.34%					Basic Materials	4.03%
	SYNNEX Corp (a)	31,650		1,145		Energy	3.69%
						Other Assets in Excess of Liabilities, Net	0.05%
	Telecommunications - 4.08%					TOTAL NET ASSETS	100.00%
	Arris Group Inc (a)	80,150		936
	Consolidated Communications Holdings Inc	52,180		991
	Plantronics Inc	22,490		838
	RF Micro Devices Inc (a)	144,341		720
				$3,485

	Textiles - 0.87%
	G&K Services Inc	22,680		745

	Transportation - 1.57%
	Atlas Air Worldwide Holdings Inc (a)	28,160		1,341

	TOTAL COMMON STOCKS			$80,973
		Maturity
	REPURCHASE AGREEMENTS - 5.17%	Amount (000's)	Value	(000	's)

Banks	- 5.17%
	Investment in Joint Trading Account; Credit	$740		$740
	Suisse Repurchase Agreement; 0.18%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $754,316; 4.38% - 8.00%; dated
	11/15/21 - 11/15/39)
	Investment in Joint Trading Account; Deutsche	1,785		1,785
	Bank Repurchase Agreement; 0.22% dated
	01/31/12 maturing 02/01/12 (collateralized
	by US Government Securities; $1,820,760;
	0.00% - 5.25%; dated 02/01/12 - 12/09/31)
	Investment in Joint Trading Account; JP	425		425
	Morgan Repurchase Agreement; 0.15%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $433,514; 0.00% - 7.00%; dated
	09/20/12 - 04/15/30)
	Investment in Joint Trading Account; Merrill	1,467		1,467
	Lynch Repurchase Agreement; 0.16%
	dated 01/31/12 maturing 02/01/12
	(collateralized by US Government
	Securities; $1,496,442; 0.00% - 1.00%;
	dated 07/05/12 - 05/04/37)
				$4,417
	TOTAL REPURCHASE AGREEMENTS			$4,417
	Total Investments			$85,390
	Other Assets in Excess of Liabilities, Net - 0.05%			$46
	TOTAL NET ASSETS - 100.00%			$85,436

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS - 93.84%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.04%					Automobile Parts & Equipment - 0.50%
Harte-Hanks Inc	39,539		$381		American Axle & Manufacturing Holdings Inc	21,698		$261
Marchex Inc	11,943		54		(a)
Valuevision Media Inc (a)	10,662		17		Commercial Vehicle Group Inc (a)	10,356		130
			$452		Dana Holding Corp (a)	21,245		316
					Dorman Products Inc (a)	6,122		266
Aerospace & Defense - 1.51%					Douglas Dynamics Inc	21,817		297
AAR Corp	97,496		2,066		Exide Technologies (a)	46,026		152
Allied Defense Group Inc/The (a),(b),(c)	2,055		7
					Federal-Mogul Corp (a)	32,566		540
Arotech Corp (a)	9,039		11
					Fuel Systems Solutions Inc (a)	6,594		138
Cubic Corp	14,005		648		Meritor Inc (a)	19,019		119
Curtiss-Wright Corp	72,513		2,709		Miller Industries Inc/TN	43,701		712
Ducommun Inc	23,341		337		Modine Manufacturing Co (a)	26,173		286
Esterline Technologies Corp (a)	70,697		4,323
					Motorcar Parts of America Inc (a)	19,286		123
Exelis Inc	19,121		191		Spartan Motors Inc	74,204		451
GenCorp Inc (a)	9,459		52
					Standard Motor Products Inc	24,729		512
HEICO Corp	6,732		374		Superior Industries International Inc	56,161		1,020
Kaman Corp	4,827		150		Supreme Industries Inc (a)	4,647		14
Kratos Defense & Security Solutions Inc (a)	5,557		38
LMI Aerospace Inc (a)	17,189		341		Titan International Inc	1,229		30
Moog Inc (a)	37,787		1,610					$5,367
National Presto Industries Inc	6,636		649		Banks - 9.39%
Orbital Sciences Corp (a)	13,678		198		1st Source Corp	31,677		794
SIFCO Industries Inc	769		17		1st United Bancorp Inc/Boca Raton (a)	27,838		160
Teledyne Technologies Inc (a)	12,607		715		Alliance Financial Corp/NY	3,012		94
Triumph Group Inc	25,270		1,581		Ameris Bancorp (a)	12,289		131
			$16,017		AmeriServ Financial Inc (a)	22,099		50
					Ames National Corp	5,204		103
Agriculture - 0.44%					Arrow Financial Corp	5,980		157
Alliance One International Inc (a)	151,330		441
					Associated Banc-Corp	330,279		4,115
Andersons Inc/The	16,854		683		Bancfirst Corp	4,056		163
Griffin Land & Nurseries Inc	472		13		Banco Latinoamericano de Comercio Exterior	78,156		1,447
MGP Ingredients Inc	6,980		42		SA
Tejon Ranch Co (a)	11,483		327
					Bancorp Inc/DE (a)	10,775		86
Universal Corp/VA	57,833		2,595		BancorpSouth Inc	112,224		1,260
Vector Group Ltd	34,037		592		BancTrust Financial Group Inc (a)	9,317		12
			$4,693		Bank of Commerce Holdings	1,031		4
Airlines - 0.84%					Bank of Florida Corp (a),(c)	6,269		—
Alaska Air Group Inc (a)	19,218		1,463		Bank of Hawaii Corp	57,875		2,646
Allegiant Travel Co (a)	15,800		868		Bank of Kentucky Financial Corp	3,501		83
Hawaiian Holdings Inc (a)	45,756		319		Bank of Marin Bancorp	3,306		128
JetBlue Airways Corp (a)	387,073		2,295		Bank of the Ozarks Inc	10,241		287
MAIR Holdings Inc (a),(b),(c)	16,800		—		Banner Corp	46,266		908
Pinnacle Airlines Corp (a)	14,126		20		BBCN Bancorp Inc (a)	95,772		969
Republic Airways Holdings Inc (a)	77,673		428		Boston Private Financial Holdings Inc	78,351		645
SkyWest Inc	197,561		2,529		Bridge Bancorp Inc	2,682		52
Spirit Airlines Inc (a)	27,695		465		Bridge Capital Holdings (a)	5,543		60
US Airways Group Inc (a)	65,042		549		Bryn Mawr Bank Corp	5,367		108
			$8,936		Camden National Corp	4,576		157
					Capital Bank Corp (a)	8,958		21
Apparel - 1.02%					Capital City Bank Group Inc	10,625		93
Carter's Inc (a)	4,034		169		CapitalSource Inc	263,208		1,819
Delta Apparel Inc (a)	10,280		157		Cardinal Financial Corp	17,675		198
Iconix Brand Group Inc (a)	201,757		3,714		Cathay General Bancorp	233,811		3,681
Jones Group Inc/The	126,971		1,159		Center Bancorp Inc	7,349		70
K-Swiss Inc (a)	5,023		17		Centerstate Banks Inc	24,762		174
Lacrosse Footwear Inc	2,576		32		Central Bancorp Inc/MA	538		9
Lakeland Industries Inc (a)	4,532		43		Century Bancorp Inc/MA	2,276		65
Perry Ellis International Inc (a)	22,927		356		Chemical Financial Corp	43,219		978
Quiksilver Inc (a)	212,815		949		City Holding Co	6,442		229
Rocky Brands Inc (a)	7,807		87		CNB Financial Corp/PA	7,532		124
Skechers U.S.A. Inc (a)	46,246		562		CoBiz Financial Inc	15,962		95
Superior Uniform Group Inc	3,314		41		Columbia Banking System Inc	49,968		1,050
Tandy Brands Accessories Inc (a)	5,373		6		Community Bank System Inc	37,101		1,015
True Religion Apparel Inc (a)	6,976		253		Community Trust Bancorp Inc	15,864		488
Unifi Inc (a)	24,241		236		CVB Financial Corp	99,180		1,045
Warnaco Group Inc/The (a)	2,792		163		Eagle Bancorp Inc (a)	10,378		174
Wolverine World Wide Inc	73,972		2,892		Encore Bancshares Inc (a)	10,612		142
			$10,836		Enterprise Bancorp Inc/MA	3,539		57
					Enterprise Financial Services Corp	11,834		147
					Farmers Capital Bank Corp (a)	627		3
					Fidelity Southern Corp	5,335		36

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Banks (continued)
Financial Institutions Inc	11,053		$189		Penns Woods Bancorp Inc	2,519		$100
First Bancorp Inc/ME	5,335		85		Peoples Bancorp Inc/OH	16,068		252
First BanCorp/Puerto Rico (a)	318		1		Pinnacle Financial Partners Inc (a)	96,139		1,619
First Bancorp/Troy NC	22,713		265		Preferred Bank/Los Angeles CA (a)	444		4
First Busey Corp	39,721		199		Premier Financial Bancorp Inc (a)	627		4
First California Financial Group Inc (a)	8,025		35		PrivateBancorp Inc	177,259		2,506
First Commonwealth Financial Corp	305,356		1,691		Prosperity Bancshares Inc	106,154		4,406
First Community Bancshares Inc/VA	27,670		353		Renasant Corp	38,942		614
First Connecticut Bancorp Inc/Farmington CT	11,329		150		Republic Bancorp Inc/KY	17,857		454
First Financial Bancorp	75,468		1,312		Republic First Bancorp Inc (a)	5,138		9
First Financial Bankshares Inc	22,417		764		S&T Bancorp Inc	24,737		537
First Financial Corp/IN	4,388		154		Sandy Spring Bancorp Inc	40,149		734
First Interstate Bancsystem Inc	26,376		363		SCBT Financial Corp	5,772		179
First Merchants Corp	48,408		477		Shore Bancshares Inc	1,348		7
First Midwest Bancorp Inc/IL	97,660		1,063		Sierra Bancorp	13,268		121
First of Long Island Corp/The	4,482		119		Simmons First National Corp	7,971		220
First Regional Bancorp/Los Angeles CA (a),(c)	4,482		—		Southern Community Financial Corp/NC (a)	13,075		16
FirstMerit Corp	328,015		5,147		Southern Connecticut Bancorp Inc (a)	896		2
FNB Corp/PA	157,841		1,850		Southside Bancshares Inc	6,544		140
FNB United Corp (a)	136		2		Southwest Bancorp Inc/Stillwater OK (a)	27,404		229
Franklin Financial Corp/VA (a)	8,444		105		State Bank Financial Corp (a)	26,452		423
Fulton Financial Corp	21,633		201		StellarOne Corp	27,778		341
German American Bancorp Inc	7,632		154		Sterling Bancorp/NY	25,167		240
Glacier Bancorp Inc	62,474		873		Sterling Financial Corp/WA (a)	21,752		400
Great Southern Bancorp Inc	6,316		153		Suffolk Bancorp (a)	5,887		72
Green Bankshares Inc (a)	7,648		10		Sun Bancorp Inc/NJ (a)	28,707		84
Guaranty Bancorp (a)	41,148		61		Superior Bancorp (a)	7,473		—
Hancock Holding Co	39,935		1,326		Susquehanna Bancshares Inc	411,144		3,758
Hanmi Financial Corp (a)	22,848		189		SVB Financial Group (a)	21,451		1,245
Heartland Financial USA Inc	9,667		160		SY Bancorp Inc	6,316		138
Heritage Commerce Corp (a)	19,813		98		Synovus Financial Corp	183,392		319
Heritage Financial Corp/WA	2,638		37		Taylor Capital Group Inc (a)	14,697		181
Home Bancshares Inc/AR	14,747		384		Texas Capital Bancshares Inc (a)	15,734		499
Horizon Financial Corp (a),(c)	2,100		—		TIB Financial Corp (a)	153		2
Hudson Valley Holding Corp	8,429		185		Tompkins Financial Corp	3,237		131
Iberiabank Corp	12,201		638		Tower Bancorp Inc	6,763		208
Independent Bank Corp/MI (a)	1,910		3		TowneBank/Portsmouth VA	38,751		511
Independent Bank Corp/Rockland MA	8,806		244		Trico Bancshares	8,545		128
International Bancshares Corp	96,074		1,847		Trustco Bank Corp NY	60,220		337
Intervest Bancshares Corp (a)	7,497		22		Trustmark Corp	56,446		1,331
Lakeland Bancorp Inc	13,125		131		UMB Financial Corp	43,843		1,691
Lakeland Financial Corp	10,848		275		Umpqua Holdings Corp	282,054		3,432
LNB Bancorp Inc	10,575		57		Union First Market Bankshares Corp	36,467		501
Macatawa Bank Corp (a)	7,447		20		United Bankshares Inc	21,218		592
MainSource Financial Group Inc	28,587		269		United Community Banks Inc/GA (a)	29,899		227
MB Financial Inc	151,388		2,748		Univest Corp of Pennsylvania	11,042		164
MBT Financial Corp (a)	7,614		10		Virginia Commerce Bancorp Inc (a)	45,816		406
Mercantile Bank Corp (a)	3,822		44		Washington Banking Co	9,251		122
Merchants Bancshares Inc	2,886		82		Washington Trust Bancorp Inc	5,859		145
Metro Bancorp Inc (a)	18,570		203		Webster Financial Corp	203,550		4,315
MidWestOne Financial Group Inc	700		11		WesBanco Inc	41,843		835
National Bankshares Inc	4,263		122		West Bancorporation Inc	9,818		95
National Penn Bancshares Inc	447,297		3,887		West Coast Bancorp/OR (a)	12,265		196
NBT Bancorp Inc	38,241		861		Westamerica Bancorporation	10,093		469
NewBridge Bancorp (a)	11,342		45		Western Alliance Bancorp (a)	54,759		437
North Valley Bancorp (a)	140		1		Wilshire Bancorp Inc (a)	38,717		135
Northeast Bancorp	237		3		Wintrust Financial Corp	103,380		3,168
Northrim BanCorp Inc	730		15		Yadkin Valley Financial Corp (a)	7,050		15
Old National Bancorp/IN	130,199		1,532					$99,875
Old Second Bancorp Inc (a)	12,948		16
OmniAmerican Bancorp Inc (a)	4,799		79		Beverages - 0.03%
					Boston Beer Co Inc/The (a)	796		80
Oriental Financial Group Inc	89,390		1,022		Central European Distribution Corp (a)	28,603		117
Orrstown Financial Services Inc	4,256		32		Craft Brew Alliance Inc (a)	16,274		102
Pacific Capital Bancorp NA (a)	215		6
Pacific Continental Corp	15,003		133					$299
Pacific Mercantile Bancorp (a)	4,122		15		Biotechnology - 0.54%
PacWest Bancorp	46,725		994		Acorda Therapeutics Inc (a)	12,931		330
Park National Corp	5,454		378		AMAG Pharmaceuticals Inc (a)	7,423		122
Park Sterling Corp (a)	44,024		193		Arena Pharmaceuticals Inc (a)	85,745		152
Patriot National Bancorp Inc (a)	2,129		4		Astex Pharmaceuticals (a)	51,546		140

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Biotechnology (continued)					Coal - 0.09%
Cambrex Corp (a)	42,633		$335		Cloud Peak Energy Inc (a)	19,315		$366
Cubist Pharmaceuticals Inc (a)	11,200		457		James River Coal Co (a)	22,353		141
Emergent Biosolutions Inc (a)	11,650		198		L&L Energy Inc (a)	36,577		105
Enzo Biochem Inc (a)	44,090		113		Patriot Coal Corp (a)	30,575		233
Enzon Pharmaceuticals Inc (a)	21,635		154		SunCoke Energy Inc (a)	4,404		59
Harvard Bioscience Inc (a)	15,692		63		Westmoreland Coal Co (a)	4,385		53
Incyte Corp (a)	15,000		266					$957
Inhibitex Inc (a)	6,260		160
InterMune Inc (a)	32,077		481		Commercial Services - 6.10%
Maxygen Inc (a)	132,996		743		Aaron's Inc	142,835		3,800
Medicines Co/The (a)	29,539		594		ABM Industries Inc	32,723		710
Micromet Inc (a)	16,179		177		Advance America Cash Advance Centers Inc	43,517		342
					Albany Molecular Research Inc (a)	31,794		97
Momenta Pharmaceuticals Inc (a)	24,374		382
					American Public Education Inc (a)	5,328		214
Novavax Inc (a)	19,247		29
					American Reprographics Co (a)	17,168		103
Nymox Pharmaceutical Corp (a)	2,035		16
					AMN Healthcare Services Inc (a)	13,079		67
PDL BioPharma Inc	14,863		95		Ascent Capital Group Inc (a)	22,121		1,049
RTI Biologics Inc (a)	144,958		501
					Asset Acceptance Capital Corp (a)	3,448		16
Spectrum Pharmaceuticals Inc (a)	15,100		212
					Avalon Holdings Corp (a)	3,917		14
Vical Inc (a)	4,991		18
					Avis Budget Group Inc (a)	149,110		2,140
			$5,738		Barrett Business Services Inc	10,034		193
Building Materials - 1.36%					Bridgepoint Education Inc (a)	4,100		101
Apogee Enterprises Inc	40,633		558		Capella Education Co (a)	7,739		328
Builders FirstSource Inc (a)	18,253		46		Career Education Corp (a)	452		5
Comfort Systems USA Inc	20,604		247		Carriage Services Inc	24,394		140
Drew Industries Inc (a)	7,564		196		CBIZ Inc (a)	43,791		274
Eagle Materials Inc	66,650		1,960		CDI Corp	31,185		467
Gibraltar Industries Inc (a)	60,222		943		Cenveo Inc (a)	27,685		92
Griffon Corp	121,765		1,215		Champion Industries Inc/WV (a)	10,371		8
Interline Brands Inc (a)	63,124		1,074		Chemed Corp	880		49
KSW Inc	100		—		Collectors Universe	579		9
Lennox International Inc	52,475		1,900		Consolidated Graphics Inc (a)	46,900		2,382
Louisiana-Pacific Corp (a)	242,580		2,067		Convergys Corp (a)	259,032		3,448
LSI Industries Inc	18,187		129		CoreLogic Inc/United States (a)	62,919		893
PGT Inc (a)	10,663		14		Corinthian Colleges Inc (a)	42,288		127
Quanex Building Products Corp	15,017		247		Corrections Corp of America (a)	204,100		4,803
Simpson Manufacturing Co Inc	44,677		1,447		CRA International Inc (a)	15,947		344
Texas Industries Inc	33,875		1,059		Cross Country Healthcare Inc (a)	53,496		330
Trex Co Inc (a)	4,355		108		Edgewater Technology Inc (a)	10,657		37
Universal Forest Products Inc	37,716		1,198		Electro Rent Corp	27,662		472
			$14,408		Euronet Worldwide Inc (a)	28,487		523
					Forrester Research Inc	7,140		250
Chemicals - 2.11%					Franklin Covey Co (a)	12,634		111
A Schulman Inc	45,650		1,118		FTI Consulting Inc (a)	57,943		2,482
Aceto Corp	46,985		345		Geo Group Inc/The (a)	116,335		2,045
American Pacific Corp (a)	4,299		34
					Global Cash Access Holdings Inc (a)	52,967		281
American Vanguard Corp	17,561		264		Great Lakes Dredge & Dock Corp	116,268		744
Chemtura Corp (a)	17,736		249
					H&E Equipment Services Inc (a)	12,324		209
Cytec Industries Inc	1,736		87		Hackett Group Inc/The (a)	24,918		97
Ferro Corp (a)	50,801		343
Georgia Gulf Corp (a)	91,912		3,222		Heidrick & Struggles International Inc	7,471		164
					Hill International Inc (a)	12,237		73
HB Fuller Co	30,510		873		Hudson Highland Group Inc (a)	23,043		123
Innophos Holdings Inc	3,776		188		Huron Consulting Group Inc (a)	806		30
Innospec Inc (a)	1,541		50
					ICF International Inc (a)	36,677		1,039
Kraton Performance Polymers Inc (a)	64,375		1,831
Landec Corp (a)	56,353		340		Insperity Inc	7,686		215
					Integramed America Inc (a)	100		1
Minerals Technologies Inc	16,719		1,061		Intersections Inc	9,391		115
NewMarket Corp	1,896		410		KAR Auction Services Inc (a)	243,780		3,593
Oil-Dri Corp of America	2,481		52		Kelly Services Inc	58,408		944
Olin Corp	70,951		1,575		Kforce Inc (a)	2,367		29
OM Group Inc (a)	66,515		1,805
					Korn/Ferry International (a)	17,845		293
Penford Corp (a)	5,082		29
					Lincoln Educational Services Corp	57,072		499
PolyOne Corp	9,265		134		Live Nation Entertainment Inc (a)	201,999		2,076
Sensient Technologies Corp	120,968		4,792		Mac-Gray Corp	26,273		366
Spartech Corp (a)	45,423		244
					Matthews International Corp	7,292		240
Stepan Co	3,456		297		McGrath Rentcorp	97,350		3,101
TPC Group Inc (a)	33,964		1,116
					Medifast Inc (a)	10,567		174
Westlake Chemical Corp	23,874		1,395		MoneyGram International Inc (a)	551		10
Zoltek Cos Inc (a)	63,343		550
					Monro Muffler Brake Inc	9,870		414
			$22,404		Multi-Color Corp	11,949		274
					Navigant Consulting Inc (a)	86,950		1,114

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Consumer Products (continued)
On Assignment Inc (a)	30,962		$348		Central Garden and Pet Co (a)	27,553		$241
PAREXEL International Corp (a)	3,519		85		Central Garden and Pet Co - A Shares (a)	97,803		926
PDI Inc (a)	13,686		88		CSS Industries Inc	14,696		315
Pendrell Corp (a)	41,788		112		Ennis Inc	49,872		825
Perceptron Inc (a)	7,593		39		Helen of Troy Ltd (a)	40,275		1,296
PHH Corp (a)	127,846		1,482		Kid Brands Inc (a)	17,331		59
Providence Service Corp/The (a)	6,305		95		Prestige Brands Holdings Inc (a)	106,359		1,365
QC Holdings Inc	400		1		Scotts Miracle-Gro Co/The	99,813		4,727
Quad/Graphics Inc	11,440		135		Spectrum Brands Holdings Inc (a)	42,017		1,216
RCM Technologies Inc (a)	11,198		61		Summer Infant Inc (a)	8,390		45
Rent-A-Center Inc/TX	162,542		5,498		WD-40 Co	46,100		2,016
Resources Connection Inc	16,128		200					$14,497
RSC Holdings Inc (a)	24,441		518
Spectrum Group International Inc (a)	8,050		19		Cosmetics & Personal Care - 0.06%
StarTek Inc (a)	11,310		35		CCA Industries Inc	400		2
					Elizabeth Arden Inc (a)	2,779		100
Stewart Enterprises Inc	149,143		917		Parlux Fragrances Inc (a)	17,036		89
Strayer Education Inc	3,846		418		Physicians Formula Holdings Inc (a)	19,729		60
Team Health Holdings Inc (a)	21,826		450
					Revlon Inc (a)	23,523		371
TeleTech Holdings Inc (a)	9,140		155
TMS International Corp (a)	4,649		49					$622
Towers Watson & Co	80,189		4,795		Distribution & Wholesale - 1.28%
Tree.com Inc (a)	5,970		35		ADDvantage Technologies Group Inc (a)	3,841		9
TrueBlue Inc (a)	31,932		528		Beacon Roofing Supply Inc (a)	10,495		240
Tufco Technologies Inc (a)	1,165		4		Brightpoint Inc (a)	15,515		182
United Rentals Inc (a)	75,743		2,897		Core-Mark Holding Co Inc	25,593		1,039
Versar Inc (a)	8,300		25		GTSI Corp (a)	6,797		29
Viad Corp	53,245		1,077		Navarre Corp (a)	15,359		22
Volt Information Sciences Inc (a)	19,580		139		Owens & Minor Inc	51,992		1,581
			$64,888		Pool Corp	4,620		157
					Scansource Inc (a)	76,515		2,874
Computers - 1.74%					School Specialty Inc (a)	59,600		192
Agilysys Inc (a)	37,141		302
					Titan Machinery Inc (a)	6,619		164
Astro-Med Inc	7,443		59
CACI International Inc (a)	113,192		6,643		United Stationers Inc	23,235		751
CIBER Inc (a)	194,274		845		Watsco Inc	13,066		901
					WESCO International Inc (a)	87,525		5,504
Computer Task Group Inc (a)	3,096		45
Cray Inc (a)	93,414		697					$13,645
Dataram Corp (a)	1,752		1		Diversified Financial Services - 1.87%
Dot Hill Systems Corp (a)	26,645		40		Aircastle Ltd	221,424		3,122
Dynamics Research Corp (a)	10,368		116		Asta Funding Inc	11,856		89
Electronics for Imaging Inc (a)	70,965		1,218		Calamos Asset Management Inc	50,675		633
Hutchinson Technology Inc (a)	29,692		55		California First National Bancorp	986		16
Imation Corp (a)	72,056		427		Cohen & Steers Inc	3,457		117
Insight Enterprises Inc (a)	98,747		1,823		CompuCredit Holdings Corp (a)	56,662		229
j2 Global Inc	20,711		558		Cowen Group Inc (a)	48,579		131
Key Tronic Corp (a)	16,991		105		Credit Acceptance Corp (a)	2,828		239
Manhattan Associates Inc (a)	10,950		481		Doral Financial Corp (a)	69,665		91
Mentor Graphics Corp (a)	21,176		294		Edelman Financial Group Inc	32,911		235
Mercury Computer Systems Inc (a)	12,309		165		Federal Agricultural Mortgage Corp	17,569		340
MTS Systems Corp	5,200		239		First Marblehead Corp/The (a)	57,745		73
NCI Inc (a)	3,342		24		Firstcity Financial Corp (a)	7,911		64
PAR Technology Corp (a)	9,256		43		Gain Capital Holdings Inc	4,691		30
Planar Systems Inc (a)	24,121		57		GFI Group Inc	82,505		382
Qualstar Corp (a)	4,617		9		Higher One Holdings Inc (a)	9,696		164
Quantum Corp (a)	91,939		232		INTL. FCStone Inc (a)	7,278		187
Radisys Corp (a)	19,754		119		Investment Technology Group Inc (a)	70,575		801
Rimage Corp	22,219		277		JMP Group Inc	17,984		132
Silicon Graphics International Corp (a)	6,650		91		KBW Inc	12,524		217
Spansion Inc (a)	20,294		203		Knight Capital Group Inc (a)	171,000		2,221
Super Micro Computer Inc (a)	103,650		1,750		LPL Investment Holdings Inc (a)	116,450		3,825
SYKES Enterprises Inc (a)	36,157		634		Manning & Napier Inc (a)	13,773		183
Syntel Inc	4,854		228		MarketAxess Holdings Inc	6,400		199
Unisys Corp (a)	9,978		209		Marlin Business Services Corp	17,340		248
Xyratex Ltd	34,812		553		Medley Capital Corp	6,740		75
			$18,542		MicroFinancial Inc	5,351		35
					National Financial Partners Corp (a)	17,613		271
Consumer Products - 1.36%
ACCO Brands Corp (a)	21,709		231		Nelnet Inc	45,877		1,131
					NewStar Financial Inc (a)	59,499		578
American Greetings Corp	53,147		763
AT Cross Co (a)	1,000		10		Nicholas Financial Inc	5,909		76
					Ocwen Financial Corp (a)	40,507		583
Blyth Inc	7,332		462
					Oppenheimer Holdings Inc	20,909		365
See accompanying notes					271

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Diversified Financial Services (continued)					Electronics (continued)
Penson Worldwide Inc (a)	5,924		$9		CyberOptics Corp (a)	7,092		$62
Piper Jaffray Cos (a)	22,909		510		Cymer Inc (a)	48,083		2,394
Portfolio Recovery Associates Inc (a)	5,601		364		Daktronics Inc	36,745		402
SeaCube Container Leasing Ltd	26,730		412		DDi Corp	7,845		76
Solar Senior Capital Ltd	4,698		77		Electro Scientific Industries Inc	51,708		785
Stifel Financial Corp (a)	13,371		482		ESCO Technologies Inc	23,830		716
SWS Group Inc	3,300		24		FEI Co (a)	9,617		424
Virtus Investment Partners Inc (a)	4,660		370		Frequency Electronics Inc (a)	11,821		101
Walter Investment Management Corp	14,483		271		Identive Group Inc (a)	7,796		18
World Acceptance Corp (a)	4,725		301		IntriCon Corp (a)	448		3
			$19,902		InvenSense Inc (a)	3,409		56
					Kemet Corp (a)	26,648		245
Electric - 1.93%					LeCroy Corp (a)	7,928		83
Allete Inc	14,537		603		Measurement Specialties Inc (a)	279		9
Atlantic Power Corp	37,825		561		MEMSIC Inc (a)	5,491		18
Avista Corp	24,816		629		Methode Electronics Inc	19,588		195
Black Hills Corp	13,980		472		Multi-Fineline Electronix Inc (a)	5,242		130
Central Vermont Public Service Corp	11,882		418		Newport Corp (a)	10,459		193
CH Energy Group Inc	6,692		381		OSI Systems Inc (a)	2,682		144
Cleco Corp	26,259		1,044		Park Electrochemical Corp	8,453		257
Dynegy Inc (a)	84,066		156
					Plexus Corp (a)	15,952		579
El Paso Electric Co	99,820		3,474		Rofin-Sinar Technologies Inc (a)	11,390		323
Empire District Electric Co/The	39,219		816		Rogers Corp (a)	3,708		143
Genie Energy Ltd	12,683		133		Sanmina-SCI Corp (a)	73,744		810
GenOn Energy Inc (a)	375,075		799
					Sparton Corp (a)	14,794		127
Great Plains Energy Inc	38,000		784		Sypris Solutions Inc (a)	37,183		152
IDACORP Inc	22,316		941		Taser International Inc (a)	39,695		189
MGE Energy Inc	30,758		1,379		Tech Data Corp (a)	2,441		127
NorthWestern Corp	52,988		1,862		TTM Technologies Inc (a)	32,215		395
Ormat Technologies Inc	31,344		509		Viasystems Group Inc (a)	1,579		27
Otter Tail Corp	48,499		1,071		Vicon Industries Inc (a)	1,971		7
Pike Electric Corp (a)	41,312		329
					Vishay Intertechnology Inc (a)	138,697		1,703
PNM Resources Inc	40,322		718		Vishay Precision Group Inc (a)	21,327		336
Portland General Electric Co	55,441		1,383		Watts Water Technologies Inc	59,169		2,280
Synthesis Energy Systems Inc (a)	7,503		12
					X-Rite Inc (a)	24,075		109
UIL Holdings Corp	21,758		752		Zygo Corp (a)	15,560		275
Unisource Energy Corp	28,940		1,078					$19,131
Unitil Corp	6,875		190
			$20,494		Energy - Alternate Sources - 0.19%
					Ascent Solar Technologies Inc (a)	41,633		31
Electrical Components & Equipment - 0.64%					FutureFuel Corp	7,323		87
Acuity Brands Inc	4,169		243		Green Plains Renewable Energy Inc (a)	93,676		1,063
Advanced Energy Industries Inc (a)	44,835		477
					Headwaters Inc (a)	68,150		181
Belden Inc	4,089		160		Ocean Power Technologies Inc (a)	12,856		37
Encore Wire Corp	36,029		983		REX American Resources Corp (a)	23,326		599
Energy Conversion Devices Inc (a)	29,146		29
EnerSys (a)	38,446		1,115					$1,998
Generac Holdings Inc (a)	6,358		185		Engineering & Construction - 1.17%
General Cable Corp (a)	93,993		2,901		Aegion Corp (a)	16,526		282
Insteel Industries Inc	21,822		279		Argan Inc	4,069		59
Littelfuse Inc	1,667		85		Dycom Industries Inc (a)	49,940		1,067
Magnetek Inc (a)	506		7		EMCOR Group Inc	75,061		2,164
Orion Energy Systems Inc (a)	16,210		51		ENGlobal Corp (a)	18,947		40
Powell Industries Inc (a)	1,354		47		Granite Construction Inc	52,893		1,408
Power-One Inc (a)	2,551		11		Integrated Electrical Services Inc (a)	827		2
PowerSecure International Inc (a)	4,635		29		Layne Christensen Co (a)	47,225		1,098
SunPower Corp (a)	23,532		161		MasTec Inc (a)	154,725		2,520
Ultralife Corp (a)	14,398		60		Michael Baker Corp (a)	6,314		155
			$6,823		MYR Group Inc (a)	79,550		1,589
					National Technical Systems Inc (a)	5,205		27
Electronics - 1.80%					Orion Marine Group Inc (a)	238		2
American Science & Engineering Inc	2,293		164		Sterling Construction Co Inc (a)	23,799		286
Analogic Corp	1,969		112		Tutor Perini Corp (a)	112,927		1,715
Badger Meter Inc	1,592		51		VSE Corp	2,776		73
Ballantyne Strong Inc (a)	9,530		40
Bel Fuse Inc	18,007		364					$12,487
Benchmark Electronics Inc (a)	86,534		1,489		Entertainment - 0.71%
Blonder Tongue Laboratories (a)	1,523		2		Bluegreen Corp (a)	42,448		110
Brady Corp	41,905		1,356		Carmike Cinemas Inc (a)	281		2
Checkpoint Systems Inc (a)	47,691		502		Churchill Downs Inc	17,160		960
Coherent Inc (a)	10,489		586		Cinemark Holdings Inc	5,255		104
CTS Corp	56,859		572		Dover Downs Gaming & Entertainment Inc	8,791		22

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Entertainment (continued)					Gas - 0.89%
Dover Motorsports Inc (a)	3,447		$4		Atmos Energy Corp	107,275		$3,477
DreamWorks Animation SKG Inc (a)	40,382		717		Chesapeake Utilities Corp	9,521		410
Great Wolf Resorts Inc (a)	48,668		156		Laclede Group Inc/The	13,589		566
International Speedway Corp	51,716		1,334		New Jersey Resources Corp	20,505		978
Isle of Capri Casinos Inc (a)	20,275		103		Northwest Natural Gas Co	11,485		546
Lakes Entertainment Inc (a)	22,525		46		Piedmont Natural Gas Co Inc	25,694		846
Madison Square Garden Co/The (a)	58,820		1,688		South Jersey Industries Inc	12,921		709
Multimedia Games Holding Co Inc (a)	39,630		299		Southwest Gas Corp	16,463		688
National CineMedia Inc	18,945		258		WGL Holdings Inc	29,244		1,247
Pinnacle Entertainment Inc (a)	47,530		461					$9,467
Rick's Cabaret International Inc (a)	13,279		137
Scientific Games Corp (a)	17,549		196		Hand & Machine Tools - 0.02%
Shuffle Master Inc (a)	6,274		80		Franklin Electric Co Inc	1,112		56
Speedway Motorsports Inc	55,794		894		Hardinge Inc	9,785		104
			$7,571		LS Starrett Co/The	1,380		20
								$180
Environmental Control - 0.20%
Covanta Holding Corp	29,487		421		Healthcare - Products - 1.73%
					Accuray Inc (a)	4,973		28
Energy Recovery Inc (a)	2,164		5
					Affymetrix Inc (a)	90,786		437
EnergySolutions Inc (a)	98,922		353
					Allied Healthcare Products (a)	5,732		20
Metalico Inc (a)	53,338		194
					Alphatec Holdings Inc (a)	88,767		157
Met-Pro Corp	8,700		91		AngioDynamics Inc (a)	55,526		720
Tetra Tech Inc (a)	37,145		859
					ArthroCare Corp (a)	5,729		177
TRC Cos Inc (a)	13,640		85
					Biolase Technology Inc (a)	14,810		46
US Ecology Inc	640		12		BioMimetic Therapeutics Inc (a)	7,265		14
WCA Waste Corp (a)	8,985		58
			$2,078		Cantel Medical Corp	5,203		164
					CardioNet Inc (a)	46,072		145
Food - 1.64%					Cerus Corp (a)	4,420		13
Arden Group Inc	291		26		Chindex International Inc (a)	4,052		37
B&G Foods Inc	8,462		192		Columbia Laboratories Inc (a)	8,537		7
Cal-Maine Foods Inc	10,878		413		CONMED Corp (a)	61,074		1,796
Chefs' Warehouse Inc/The (a)	2,845		60		CryoLife Inc (a)	29,412		157
Chiquita Brands International Inc (a)	97,791		859		Cutera Inc (a)	19,781		154
Dean Foods Co (a)	44,639		480		Cynosure Inc (a)	17,543		244
Dole Food Co Inc (a)	111,363		1,069		Digirad Corp (a)	15,358		31
Fresh Del Monte Produce Inc	128,223		3,139		Exactech Inc (a)	1,906		32
Hain Celestial Group Inc (a)	55,723		2,151		Greatbatch Inc (a)	59,012		1,383
Imperial Sugar Co	16,217		55		Hanger Orthopedic Group Inc (a)	13,729		269
Ingles Markets Inc	20,281		353		ICU Medical Inc (a)	3,561		165
John B Sanfilippo & Son Inc (a)	17,710		175		Invacare Corp	61,782		1,054
Nash Finch Co	22,001		642		Iridex Corp (a)	700		3
Pilgrim's Pride Corp (a)	9,185		49		IRIS International Inc (a)	3,104		30
Pilgrim's Pride Corp - Rights (a),(b),(c)	9,185		2		LeMaitre Vascular Inc	2,833		16
Ruddick Corp	13,320		538		Medical Action Industries Inc (a)	13,878		74
Sanderson Farms Inc	9,160		467		Misonix Inc (a)	11,445		21
Seaboard Corp (a)	126		245		Natus Medical Inc (a)	14,822		168
Seneca Foods Corp (a)	16,002		463		NxStage Medical Inc (a)	5,442		98
Smart Balance Inc (a)	156,521		829		Palomar Medical Technologies Inc (a)	12,137		110
Snyders-Lance Inc	17,377		400		PhotoMedex Inc (a)	1,107		15
Spartan Stores Inc	39,498		740		Sirona Dental Systems Inc (a)	16,550		800
SUPERVALU Inc	191,004		1,320		Solta Medical Inc (a)	54,412		164
Tootsie Roll Industries Inc	1,506		37		SRI/Surgical Express Inc (a)	3,941		16
TreeHouse Foods Inc (a)	6,037		341		STAAR Surgical Co (a)	2,972		32
Village Super Market Inc	3,800		121		SurModics Inc (a)	28,719		414
Weis Markets Inc	18,736		792		Symmetry Medical Inc (a)	64,049		481
Winn-Dixie Stores Inc (a)	155,723		1,471		Teleflex Inc	78,678		4,814
			$17,429		Trans1 Inc (a)	2,944		9
					Urologix Inc (a)	5,896		6
Forest Products & Paper - 0.75%					West Pharmaceutical Services Inc	77,712		3,145
AbitibiBowater Inc (a)	2,380		35
					Wright Medical Group Inc (a)	35,026		593
Boise Inc	213,291		1,629		Young Innovations Inc	2,357		72
Buckeye Technologies Inc	62,203		2,085		Zeltiq Aesthetics Inc (a)	1,335		16
Clearwater Paper Corp (a)	8,272		302
KapStone Paper and Packaging Corp (a)	16,664		291					$18,347
Mercer International Inc (a)	49,127		402		Healthcare - Services - 1.92%
Neenah Paper Inc	4,582		109		Addus HomeCare Corp (a)	4,596		16
PH Glatfelter Co	113,034		1,671		Almost Family Inc (a)	4,999		94
Schweitzer-Mauduit International Inc	17,115		1,190		Amedisys Inc (a)	38,515		405
Wausau Paper Corp	29,646		256		American Dental Partners Inc (a)	32,894		624
			$7,970		American Shared Hospital Services (a)	1,075		3
					Amsurg Corp (a)	63,211		1,628

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)					Insurance (continued)
Assisted Living Concepts Inc	35,807		$562		Affirmative Insurance Holdings Inc (a)	6,896		$8
BioClinica Inc (a)	4,382		23		Alterra Capital Holdings Ltd	48,687		1,177
Capital Senior Living Corp (a)	45,356		368		American Equity Investment Life Holding Co	272,181		3,139
Centene Corp (a)	21,006		950		American National Insurance Co	85		6
Dynacq Healthcare Inc (a)	172		—		American Safety Insurance Holdings Ltd (a)	27,308		594
Five Star Quality Care Inc (a)	70,487		256		Amerisafe Inc (a)	7,719		190
Gentiva Health Services Inc (a)	39,503		287		Amtrust Financial Services Inc	13,017		337
HealthSouth Corp (a)	96,036		1,853		Argo Group International Holdings Ltd	51,305		1,478
Healthways Inc (a)	51,326		388		Aspen Insurance Holdings Ltd	60,911		1,618
Kindred Healthcare Inc (a)	121,691		1,493		Baldwin & Lyons Inc	11,131		244
LHC Group Inc (a)	2,108		31		Citizens Inc/TX (a)	15,791		163
LifePoint Hospitals Inc (a)	120,849		4,857		CNO Financial Group Inc (a)	1,056,166		7,097
Magellan Health Services Inc (a)	37,732		1,842		Delphi Financial Group Inc	107,388		4,780
Medcath Corp (a)	31,637		229		Donegal Group Inc	19,682		300
Molina Healthcare Inc (a)	30,942		947		Eastern Insurance Holdings Inc	5,136		73
National Healthcare Corp	3,977		176		eHealth Inc (a)	31,681		512
Select Medical Holdings Corp (a)	50,493		419		EMC Insurance Group Inc	12,617		285
Skilled Healthcare Group Inc (a)	57,353		352		Employers Holdings Inc	49,795		895
Sun Healthcare Group Inc (a)	30,208		137		Endurance Specialty Holdings Ltd	51,269		1,917
SunLink Health Systems Inc (a)	4,000		5		Enstar Group Ltd (a)	2,397		239
Triple-S Management Corp (a)	39,553		843		FBL Financial Group Inc	68,639		2,385
Universal American Corp/NY	131,882		1,449		First Acceptance Corp (a)	19,254		22
Vanguard Health Systems Inc (a)	12,549		140		First American Financial Corp	111,132		1,647
			$20,377		Flagstone Reinsurance Holdings SA	106,801		932
					Global Indemnity PLC (a)	18,376		369
Holding Companies - Diversified - 0.04%					Greenlight Capital Re Ltd (a)	9,137		235
Compass Diversified Holdings	16,147		226		Hallmark Financial Services (a)	24,210		167
Harbinger Group Inc (a)	19,015		91
					Hanover Insurance Group Inc/The	31,818		1,157
Primoris Services Corp	2,062		33		Harleysville Group Inc	7,717		437
Resource America Inc	17,206		96		HCC Insurance Holdings Inc	181,923		5,050
			$446		Hilltop Holdings Inc (a)	80,154		692
Home Builders - 0.31%					Horace Mann Educators Corp	85,427		1,336
Beazer Homes USA Inc (a)	67,471		206		Independence Holding Co	14,672		140
Cavco Industries Inc (a)	5,393		245		Infinity Property & Casualty Corp	12,813		746
Hovnanian Enterprises Inc (a)	15,126		36		Investors Title Co	627		25
KB Home	26,678		241		Kansas City Life Insurance Co	2,686		87
M/I Homes Inc (a)	22,115		251		Kemper Corp	86,488		2,575
MDC Holdings Inc	51,548		1,022		Maiden Holdings Ltd	206,954		1,929
Meritage Homes Corp (a)	33,764		817		MBIA Inc (a)	166,812		2,055
Orleans Homebuilders Inc (a),(b),(c)	7,702		—		Meadowbrook Insurance Group Inc	55,413		553
Ryland Group Inc/The	16,816		306		MGIC Investment Corp (a)	228,148		865
Skyline Corp	2,373		15		Montpelier Re Holdings Ltd ADR	167,667		2,913
Standard Pacific Corp (a)	38,140		139		National Interstate Corp	4,171		109
			$3,278		National Security Group Inc	269		3
					National Western Life Insurance Co	2,421		350
Home Furnishings - 0.30%					Navigators Group Inc/The (a)	30,958		1,479
American Woodmark Corp (a)	5,990		85		OneBeacon Insurance Group Ltd	28,437		452
Bassett Furniture Industries Inc	10,669		86		Phoenix Cos Inc/The (a)	139,953		288
Cobra Electronics Corp (a)	6,755		32		Platinum Underwriters Holdings Ltd	47,786		1,636
DTS Inc/CA (a)	2,734		77		PMI Group Inc/The (a)	210,896		7
Emerson Radio Corp (a)	4,358		8		Presidential Life Corp	40,333		450
Ethan Allen Interiors Inc	17,305		408		Primerica Inc	18,711		458
Flexsteel Industries Inc	2,717		39		ProAssurance Corp	45,954		3,751
Furniture Brands International Inc (a)	62,980		106		Protective Life Corp	63,455		1,587
Hooker Furniture Corp	11,202		135		Radian Group Inc	250,570		689
Kimball International Inc	39,515		241		RLI Corp	13,509		963
La-Z-Boy Inc (a)	72,711		958		Safety Insurance Group Inc	26,033		1,090
Sealy Corp (a)	63,696		93		SeaBright Holdings Inc	29,326		235
Select Comfort Corp (a)	4,314		108		Selective Insurance Group Inc	84,096		1,512
Skullcandy Inc (a)	3,979		53		StanCorp Financial Group Inc	24,978		966
Stanley Furniture Co Inc (a)	7,500		26		State Auto Financial Corp	37,338		467
TiVo Inc (a)	5,390		56		Stewart Information Services Corp	39,522		539
Universal Electronics Inc (a)	5,367		99		Symetra Financial Corp	91,101		840
VOXX International Corp (a)	47,074		599		Tower Group Inc	214,937		4,641
			$3,209		Unico American Corp (a)	5,796		65
Housewares - 0.02%					United Fire & Casualty Co	39,633		778
Lifetime Brands Inc	16,327		193		Universal Insurance Holdings Inc	11,361		45
								$74,781

Insurance - 7.03%					Internet - 1.11%
21st Century Holding Co (a)	3,672		12		1-800-Flowers.com Inc (a)	41,341		119
See accompanying notes					274

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Leisure Products & Services (continued)
AOL Inc (a)	53,599		$869		Arctic Cat Inc (a)	22,716		$678
Archipelago Learning Inc (a)	3,318		34		Black Diamond Inc (a)	2,200		18
AsiaInfo-Linkage Inc (a)	21,014		246		Callaway Golf Co	109,279		732
Blue Coat Systems Inc (a)	18,767		484		Cybex International Inc (a)	4,747		3
Blue Nile Inc (a)	6,541		264		Escalade Inc	1,608		8
Cogent Communications Group Inc (a)	20,742		316		Johnson Outdoors Inc (a)	9,403		160
DealerTrack Holdings Inc (a)	3,582		98		Life Time Fitness Inc (a)	6,665		327
Digital River Inc (a)	13,264		212		Marine Products Corp	3,231		19
Earthlink Inc	267,319		1,926		Nautilus Inc (a)	17,373		42
ePlus Inc (a)	12,523		357		Town Sports International Holdings Inc (a)	7,201		64
eResearchTechnology Inc (a)	14,438		80					$2,054
Hollywood Media Corp (a)	2,661		3
ICG Group Inc (a)	26,790		241		Lodging - 0.85%
InfoSpace Inc (a)	76,981		948		Ameristar Casinos Inc	45,944		899
					Boyd Gaming Corp (a)	131,959		1,157
Internap Network Services Corp (a)	23,380		157
Ipass Inc (a)	24,531		38		Choice Hotels International Inc	58,725		2,134
					Full House Resorts Inc (a)	8,288		23
Keynote Systems Inc	5,990		117		Gaylord Entertainment Co (a)	85,837		2,408
KIT Digital Inc (a)	12,267		133
Looksmart Ltd (a)	5,763		8		Marcus Corp	41,965		508
					Monarch Casino & Resort Inc (a)	6,096		65
ModusLink Global Solutions Inc	45,237		259		MTR Gaming Group Inc (a)	18,997		45
Online Resources Corp (a)	41,546		112
					Orient-Express Hotels Ltd (a)	186,244		1,576
Orbitz Worldwide Inc (a)	13,256		49
					Red Lion Hotels Corp (a)	31,701		232
Overstock.com Inc (a)	15,828		107
PC-Tel Inc	47		—					$9,047
QuinStreet Inc (a)	14,757		142		Machinery - Construction & Mining - 0.05%
RealNetworks Inc	33,014		337		Astec Industries Inc (a)	16,639		563
Reis Inc (a)	12,410		129
S1 Corp (a)	33,313		325
Safeguard Scientifics Inc (a)	67,909		1,080		Machinery - Diversified - 0.69%
support.com Inc (a)	25,797		67		Alamo Group Inc	21,991		640
TechTarget Inc (a)	19,312		134		Albany International Corp	10,301		247
TeleCommunication Systems Inc (a)	80,288		188		Briggs & Stratton Corp	94,488		1,475
TheStreet Inc	29,207		56		Cascade Corp	5,178		294
United Online Inc	185,274		1,052		Chart Industries Inc (a)	9,424		526
ValueClick Inc (a)	7,662		134		Columbus McKinnon Corp/NY (a)	2,543		41
Websense Inc (a)	14,006		265		DXP Enterprises Inc (a)	20,476		691
XO Group Inc (a)	82,639		681		Flow International Corp (a)	3,612		14
Zix Corp (a)	21,300		64		Gencor Industries Inc (a)	717		5
					Global Power Equipment Group Inc (a)	4,751		122
			$11,831		Hurco Cos Inc (a)	12,519		295
Investment Companies - 1.13%					Intermec Inc (a)	56,859		479
Apollo Investment Corp	69,095		533		Intevac Inc (a)	8,413		70
Ares Capital Corp	383,450		6,078		Kadant Inc (a)	24,526		595
Arlington Asset Investment Corp	4,108		92		Key Technology Inc (a)	1,200		15
BlackRock Kelso Capital Corp	29,908		271		NACCO Industries Inc	5,567		569
Capital Southwest Corp	200		18		Robbins & Myers Inc	16,210		787
Fifth Street Finance Corp	29,585		288		Sauer-Danfoss Inc (a)	2,959		149
Gladstone Capital Corp	35,821		321		Tecumseh Products Co (a)	31,648		159
Golub Capital BDC Inc	6,229		95		Twin Disc Inc	4,048		125
Kohlberg Capital Corp	33,191		232					$7,298
Main Street Capital Corp	30,036		665
MCG Capital Corp	161,565		756		Media - 1.12%
Medallion Financial Corp	53,689		595		AH Belo Corp	26,578		158
					Beasley Broadcasting Group Inc (a)	5,597		19
New Mountain Finance Corp	4,422		59
PennantPark Investment Corp	18,118		187		Belo Corp	26,227		195
					Cambium Learning Group Inc (a)	12,732		41
Prospect Capital Corp	44,596		460		Central European Media Enterprises Ltd (a)	28,385		198
Solar Capital Ltd	26,890		614
Steel Excel Inc (a)	16,164		424		Courier Corp	16,126		199
					Crown Media Holdings Inc (a)	12,555		15
TICC Capital Corp	20,153		189		Cumulus Media Inc (a)	37,688		132
Triangle Capital Corp	9,565		186		Digital Generation Inc (a)	22,153		308
			$12,063		Dolan Co/The (a)	38,373		362
Iron & Steel - 0.34%					Entercom Communications Corp (a)	14,708		114
Commercial Metals Co	164,273		2,356		EW Scripps Co (a)	77,146		653
Friedman Industries Inc	5,440		57		Fisher Communications Inc (a)	12,475		375
Schnitzer Steel Industries Inc	19,173		836		Gray Television Inc (a)	75,420		155
Shiloh Industries Inc (a)	15,872		130		Here Media Inc (a),(c)	3,700		—
Universal Stainless & Alloy (a)	7,119		283		Here Media Inc - Special Shares (a),(c)	3,700		—
			$3,662		John Wiley & Sons Inc	82,587		3,749
					Journal Communications Inc (a)	54,473		280
Leisure Products & Services - 0.19%					Knology Inc (a)	1,734		26
Aldila Inc (a)	1,259		3

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Media (continued)					Miscellaneous Manufacturing (continued)
Lee Enterprises Inc (a)	35,228		$47		Handy & Harman Ltd (a)	3,167		$37
LIN TV Corp (a)	38,833		157		Hexcel Corp (a)	20,254		508
McClatchy Co/The (a)	86,994		205		John Bean Technologies Corp	1,249		20
Media General Inc (a)	19,401		78		Koppers Holdings Inc	6,295		239
Meredith Corp	25,626		807		Lydall Inc (a)	31,606		298
New Frontier Media Inc (a)	917		1		Metabolix Inc (a)	6,149		16
New York Times Co/The (a)	57,138		426		MFRI Inc (a)	5,284		39
Nexstar Broadcasting Group Inc (a)	5,367		45		Movado Group Inc	38,050		700
Outdoor Channel Holdings Inc	15,992		113		Myers Industries Inc	48,227		642
Radio One Inc (a)	27,800		28		NL Industries Inc	3,941		54
Saga Communications Inc (a)	5,544		229		Park-Ohio Holdings Corp (a)	2,596		52
Salem Communications Corp (a)	5,196		14		Standex International Corp	11,204		450
Scholastic Corp	75,206		2,219		STR Holdings Inc (a)	26,771		286
Sinclair Broadcast Group Inc	34,461		423		Sturm Ruger & Co Inc	2,560		102
World Wrestling Entertainment Inc	10,700		102		Synalloy Corp	580		6
			$11,873		Tredegar Corp	33,523		826
					Trinity Industries Inc	88,204		2,775
Metal Fabrication & Hardware - 1.18%								$22,685
AM Castle & Co (a)	45,400		471
Ampco-Pittsburgh Corp	11,107		238		Office Furnishings - 0.02%
Chicago Rivet & Machine Co	269		5		Kewaunee Scientific Corp	627		6
Eastern Co/The	538		11		Steelcase Inc	27,635		241
Haynes International Inc	5,931		360		Virco Manufacturing	4,847		8
Kaydon Corp	33,888		1,156					$255
Lawson Products Inc/DE	8,236		138
LB Foster Co	10,693		319		Oil & Gas - 2.64%
Mueller Industries Inc	35,713		1,579		Alon USA Energy Inc	61,301		593
					Ante5 Inc (a)	6,777		5
Mueller Water Products Inc - Class A	214,199		587		Barnwell Industries Inc (a)	1,990		6
NN Inc (a)	12,179		95
Northwest Pipe Co (a)	11,319		258		Berry Petroleum Co	5,470		246
					Bill Barrett Corp (a)	83,562		2,309
Olympic Steel Inc	22,260		574		Clayton Williams Energy Inc (a)	1,670		136
RBC Bearings Inc (a)	2,758		125
					Comstock Resources Inc (a)	73,181		881
RTI International Metals Inc (a)	56,082		1,412
					Contango Oil & Gas Co (a)	4,614		287
Sun Hydraulics Corp	6,573		185		Crimson Exploration Inc (a)	40,630		120
Valmont Industries Inc	45,980		4,824
Worthington Industries Inc	8,647		159		CVR Energy Inc	77,932		1,944
			$12,496		Delek US Holdings Inc	65,410		823
					Double Eagle Petroleum Co (a)	384		3
Mining - 1.04%					Endeavour International Corp (a)	30,398		321
Century Aluminum Co (a)	199,433		2,000		Energy Partners Ltd (a)	61,366		980
Charles & Colvard Ltd (a)	9,443		29		Forest Oil Corp (a)	264		3
Coeur d'Alene Mines Corp (a)	166,054		4,593		Gastar Exploration Ltd (a)	368		1
Compass Minerals International Inc	3,338		244		GeoMet Inc (a)	16,119		12
Golden Star Resources Ltd (a)	89,636		194		GeoResources Inc (a)	4,927		151
Hecla Mining Co	45,818		241		GMX Resources Inc	7,344		6
Horsehead Holding Corp (a)	48,304		526		Goodrich Petroleum Corp (a)	36,597		632
Jaguar Mining Inc (a)	35,406		255		Harvest Natural Resources Inc (a)	52,131		359
Kaiser Aluminum Corp	35,950		1,775		Hercules Offshore Inc (a)	228,276		1,025
Materion Corp (a)	9,765		287		HKN Inc (a)	8,949		22
Noranda Aluminum Holding Corp	927		10		HollyFrontier Corp	27,405		804
Revett Minerals Inc (a)	6,824		33		Oasis Petroleum Inc (a)	110,475		3,727
Thompson Creek Metals Co Inc (a)	53,990		455		Parker Drilling Co (a)	293,242		1,906
United States Lime & Minerals Inc (a)	1,269		79		Penn Virginia Corp	70,401		326
USEC Inc (a)	191,501		366		Petroleum Development Corp (a)	45,874		1,428
			$11,087		Petroquest Energy Inc (a)	37,033		238
					Resolute Energy Corp (a)	27,187		306
Miscellaneous Manufacturing - 2.13%					Rosetta Resources Inc (a)	10,389		499
Actuant Corp	235,507		5,969		Swift Energy Co (a)	46,596		1,544
American Biltrite Inc (a)	1		—
					Unit Corp (a)	67,615		3,060
American Railcar Industries Inc (a)	32,408		846
					Vaalco Energy Inc (a)	86,154		536
AO Smith Corp	103,382		4,392		Venoco Inc (a)	14,331		152
Barnes Group Inc	28,339		717		Warren Resources Inc (a)	37,852		135
Blount International Inc (a)	12,056		198
					Western Refining Inc	151,090		2,497
Brink's Co/The	3,792		107					$28,023
Ceradyne Inc	65,541		2,170
Chase Corp	3,893		52		Oil & Gas Services - 2.08%
CLARCOR Inc	8,381		431		Basic Energy Services Inc (a)	16,278		293
Colfax Corp (a)	1,527		46		Bolt Technology Corp	2,076		25
Core Molding Technologies Inc (a)	344		3		C&J Energy Services Inc (a)	3,617		60
EnPro Industries Inc (a)	4,704		166		Cal Dive International Inc (a)	279,691		842
Federal Signal Corp (a)	80,591		341		Complete Production Services Inc (a)	4,238		143
GP Strategies Corp (a)	13,430		197		Dawson Geophysical Co (a)	22,520		802

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services (continued)					Private Equity (continued)
Exterran Holdings Inc (a)	125,561		$1,166		Gladstone Investment Corp	20,640		$168
Geokinetics Inc (a)	4,962		12		Harris & Harris Group Inc (a)	29,657		131
Gulf Island Fabrication Inc	29,075		883		Hercules Technology Growth Capital Inc	24,509		234
Helix Energy Solutions Group Inc (a)	289,295		4,759					$1,574
Hornbeck Offshore Services Inc (a)	69,223		2,263
ION Geophysical Corp (a)	14,930		111		Publicly Traded Investment Fund - 0.01%
Key Energy Services Inc (a)	7,891		114		THL Credit Inc	5,630		73
Matrix Service Co (a)	14,044		164
Mitcham Industries Inc (a)	14,105		310		Real Estate - 0.26%
Natural Gas Services Group Inc (a)	31,709		437		Avatar Holdings Inc (a)	11,557		113
Newpark Resources Inc (a)	114,096		928		California Coastal Communities Inc (a),(b),(c)	9,672		—
Oil States International Inc (a)	62,682		4,995		Forestar Group Inc (a)	26,490		422
Pioneer Drilling Co (a)	75,457		673		Howard Hughes Corp/The (a)	180		9
SEACOR Holdings Inc (a)	19,244		1,761		Sovran Self Storage Inc	46,639		2,170
Tesco Corp (a)	13,503		187		Stratus Properties Inc (a)	538		5
Tetra Technologies Inc (a)	91,408		854		Thomas Properties Group Inc	2,931		9
TGC Industries Inc (a)	6,050		49					$2,728
Union Drilling Inc (a)	23,079		148
Willbros Group Inc (a)	34,064		145		REITS - 5.78%
			$22,124		Acadia Realty Trust	14,612		307
					Agree Realty Corp	28,573		713
Packaging & Containers - 0.93%					American Assets Trust Inc	1,126		25
AEP Industries Inc (a)	720		24		American Campus Communities Inc	16,348		700
Graphic Packaging Holding Co (a)	276,048		1,383		American Capital Mortgage Investment Corp	4,202		82
Mod-Pac Corp (a)	1,250		8		Anworth Mortgage Asset Corp	96,999		630
Packaging Corp of America	80,343		2,261		Apollo Commercial Real Estate Finance Inc	35,666		525
Silgan Holdings Inc	148,800		6,184		ARMOUR Residential REIT Inc	33,466		241
			$9,860		Ashford Hospitality Trust Inc	18,409		166
Pharmaceuticals - 0.83%					Associated Estates Realty Corp	16,448		275
Allos Therapeutics Inc (a)	9,671		15		BioMed Realty Trust Inc	66,479		1,235
Anika Therapeutics Inc (a)	13,024		120		Capstead Mortgage Corp	81,603		1,057
Array BioPharma Inc (a)	20,161		55		CBL & Associates Properties Inc	66,838		1,161
BioScrip Inc (a)	6,362		34		Chesapeake Lodging Trust	11,147		190
Cornerstone Therapeutics Inc (a)	4,871		30		Colonial Properties Trust	35,918		768
Dyax Corp (a)	11,363		19		Colony Financial Inc	14,006		238
Furiex Pharmaceuticals Inc (a)	6,284		100		Coresite Realty Corp	8,411		169
Hi-Tech Pharmacal Co Inc (a)	4,348		169		Cousins Properties Inc	38,837		286
Idenix Pharmaceuticals Inc (a)	15,719		210		CreXus Investment Corp	20,460		227
Infinity Pharmaceuticals Inc (a)	369		2		CubeSmart	82,138		935
KV Pharmaceutical Co (a)	54,726		113		CYS Investments Inc	29,786		402
Lannett Co Inc (a)	14,046		71		DCT Industrial Trust Inc	148,743		821
Medicis Pharmaceutical Corp	4,185		138		DiamondRock Hospitality Co	66,808		704
Myrexis Inc (a)	17,214		49		DuPont Fabros Technology Inc	85,200		2,172
Natural Alternatives International Inc (a)	1,459		13		Dynex Capital Inc	17,161		159
Neurocrine Biosciences Inc (a)	29,145		271		EastGroup Properties Inc	6,189		294
Nutraceutical International Corp (a)	10,391		134		Education Realty Trust Inc	39,752		425
Obagi Medical Products Inc (a)	4,684		48		Entertainment Properties Trust	52,947		2,354
Omega Protein Corp (a)	64,788		558		Equity Lifestyle Properties Inc	4,057		285
Par Pharmaceutical Cos Inc (a)	5,058		183		Equity One Inc	48,042		905
PharMerica Corp (a)	58,442		733		Excel Trust Inc	10,940		139
Progenics Pharmaceuticals Inc (a)	8,208		79		Extra Space Storage Inc	47,693		1,255
					First Industrial Realty Trust Inc (a)	94,873		1,089
Salix Pharmaceuticals Ltd (a)	2,016		97
Savient Pharmaceuticals Inc (a)	12,919		33		First Potomac Realty Trust	21,184		315
Schiff Nutrition International Inc (a)	5,326		57		Franklin Street Properties Corp	43,013		438
Sucampo Pharmaceuticals Inc (a)	8,302		37		Gladstone Commercial Corp	4,086		74
Synageva BioPharma Corp (a)	138		5		Glimcher Realty Trust	8,724		84
Synta Pharmaceuticals Corp (a)	4,798		22		Government Properties Income Trust	104,095		2,508
Theragenics Corp (a)	34,889		59		Hatteras Financial Corp	26,965		749
Theravance Inc (a)	13,636		242		Healthcare Realty Trust Inc	33,634		709
USANA Health Sciences Inc (a)	5,575		194		Hersha Hospitality Trust	50,781		276
Viropharma Inc (a)	165,177		4,921		Highwoods Properties Inc	124,616		4,124
XenoPort Inc (a)	3,992		17		Hudson Pacific Properties Inc	14,081		216
					Inland Real Estate Corp	79,764		682
			$8,828		Invesco Mortgage Capital Inc	41,300		648
Pipelines - 0.22%					Investors Real Estate Trust	49,840		370
Crosstex Energy Inc	36,280		455		iStar Financial Inc (a)	32,355		226
SemGroup Corp (a)	72,299		1,914		Kilroy Realty Corp	12,808		533
			$2,369		Kite Realty Group Trust	17,327		87
					LaSalle Hotel Properties	87,224		2,359
Private Equity - 0.15%					Lexington Realty Trust	42,320		364
American Capital Ltd (a)	126,708		1,041
					LTC Properties Inc	29,529		943

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Retail (continued)
Medical Properties Trust Inc	423,793		$4,543		Finish Line Inc/The	36,534		$773
MFA Financial Inc	321,444		2,359		First Cash Financial Services Inc (a)	69,726		2,806
Mission West Properties Inc	11,124		104		Francesca's Holdings Corp (a)	4,222		94
Monmouth Real Estate Investment Corp	55,621		517		Fred's Inc	103,151		1,521
MPG Office Trust Inc (a)	62,655		160		Frisch's Restaurants Inc	448		9
National Health Investors Inc	22,186		1,074		Gaiam Inc (a)	15,945		57
National Retail Properties Inc	126,965		3,429		Genesco Inc (a)	30,663		1,873
NorthStar Realty Finance Corp	121,282		605		Golfsmith International Holdings Inc (a)	1,421		5
Omega Healthcare Investors Inc	15,431		322		Gordmans Stores Inc (a)	152		2
One Liberty Properties Inc	28,216		489		Group 1 Automotive Inc	83,114		4,434
Pebblebrook Hotel Trust	18,358		407		Hastings Entertainment Inc/United States (a)	1,165		2
Pennsylvania Real Estate Investment Trust	42,137		517		Haverty Furniture Cos Inc	26,135		326
PennyMac Mortgage Investment Trust	11,669		207		hhgregg Inc (a)	19,432		198
Post Properties Inc	21,537		963		Hibbett Sports Inc (a)	8,991		431
Potlatch Corp	26,023		794		HOT Topic Inc	91,879		673
PS Business Parks Inc	6,449		401		J Alexander's Corp (a)	4,747		31
Ramco-Gershenson Properties Trust	16,123		187		Jack in the Box Inc (a)	14,975		317
Redwood Trust Inc	56,675		666		JOS A Bank Clothiers Inc (a)	4,167		199
Resource Capital Corp	27,997		164		Kenneth Cole Productions Inc (a)	2,592		32
Retail Opportunity Investments Corp	95,324		1,130		Kirkland's Inc (a)	10,185		152
RLJ Lodging Trust	9,544		170		Lazare Kaplan International Inc (a)	8,585		21
Senior Housing Properties Trust	10,592		240		Lithia Motors Inc	32,919		731
Starwood Property Trust Inc	33,625		662		Liz Claiborne Inc (a)	32,384		301
Strategic Hotels & Resorts Inc (a)	45,267		281		Luby's Inc (a)	27,982		146
Sun Communities Inc	18,485		742		MarineMax Inc (a)	29,647		244
Sunstone Hotel Investors Inc (a)	168,550		1,566		Mattress Firm Holding Corp (a)	2,409		80
Two Harbors Investment Corp	50,319		500		Men's Wearhouse Inc	56,506		1,949
UMH Properties Inc	7,034		73		Morton's Restaurant Group Inc (a)	8,502		59
Universal Health Realty Income Trust	3,500		140		New York & Co Inc (a)	30,142		85
Urstadt Biddle Properties Inc	25,101		491		O'Charleys Inc (a)	32,552		211
Washington Real Estate Investment Trust	29,709		886		Office Depot Inc (a)	96,227		263
			$61,428		OfficeMax Inc (a)	38,786		214
					Pacific Sunwear of California Inc (a)	82,036		148
Retail - 6.55%					Pantry Inc/The (a)	112,927		1,360
America's Car-Mart Inc (a)	11,097		421
ANN INC (a)	7,390		179		PC Connection Inc	47,146		566
					PC Mall Inc (a)	20,611		129
Asbury Automotive Group Inc (a)	11,729		269
Ascena Retail Group Inc (a)	9,492		336		Penske Automotive Group Inc	233,755		5,232
Barnes & Noble Inc (a)	70,833		855		PEP Boys-Manny Moe & Jack/The	108,987		1,635
					PetMed Express Inc	20,100		251
Bebe Stores Inc	78,580		688		PF Chang's China Bistro Inc	1,118		36
Benihana Inc	22,817		249		Pier 1 Imports Inc (a)	54,657		850
Big 5 Sporting Goods Corp	13,983		111		PVH Corp	32,983		2,546
Big Lots Inc (a)	73,325		2,896
					Red Robin Gourmet Burgers Inc (a)	26,034		800
Biglari Holdings Inc (a)	2,702		1,070
					Regis Corp	118,817		2,037
Bob Evans Farms Inc	77,865		2,751		Rite Aid Corp (a)	218,968		304
Books-A-Million Inc	13,331		32		Ruby Tuesday Inc (a)	123,161		925
Bravo Brio Restaurant Group Inc (a)	5,524		106
					Rue21 Inc (a)	3,967		96
Brown Shoe Co Inc	51,093		483		Rush Enterprises Inc - Class A (a)	68,740		1,582
Build-A-Bear Workshop Inc (a)	49,230		403
					Rush Enterprises Inc - Class B (a)	11,863		227
Cabela's Inc (a)	41,886		1,092
					Ruth's Hospitality Group Inc (a)	17,779		110
Cache Inc (a)	17,789		116
					Saks Inc (a)	150,069		1,497
Caribou Coffee Co Inc (a)	4,208		71
					Shoe Carnival Inc (a)	18,577		470
Cash America International Inc	12,453		546		Sonic Automotive Inc	16,168		252
Casual Male Retail Group Inc (a)	25,621		81
					Sport Chalet Inc - Class A (a)	5,105		8
Charming Shoppes Inc (a)	177,515		881
					Sport Chalet Inc - Class B (a)	717		1
Cheesecake Factory Inc/The (a)	7,880		233
Childrens Place Retail Stores Inc/The (a)	24,136		1,204		Stage Stores Inc	91,240		1,403
					Stein Mart Inc (a)	18,566		135
Christopher & Banks Corp	18,860		39		Steinway Musical Instruments Inc (a)	15,737		393
Coast Distribution System/The (a)	2,597		6
					Susser Holdings Corp (a)	21,316		509
Coinstar Inc (a)	5,297		263
					Syms Corp (a)	465		5
Collective Brands Inc (a)	68,514		1,141
					Systemax Inc (a)	14,223		250
Conn's Inc (a)	56,551		656
					Teavana Holdings Inc (a)	3,000		57
Cost Plus Inc (a)	9,404		127
					Texas Roadhouse Inc	2,486		38
Cracker Barrel Old Country Store Inc	780		41		Tuesday Morning Corp (a)	46,848		159
dELiA*s Inc (a)	4,590		5
Denny's Corp (a)	47,300		203		Wendy's Co/The	26,451		124
					West Marine Inc (a)	42,263		512
Dillard's Inc	59,909		2,651		Wet Seal Inc/The (a)	100,974		353
Domino's Pizza Inc (a)	42,100		1,374
					World Fuel Services Corp	28,347		1,286
DSW Inc	57,133		2,855		Zale Corp (a)	54,558		155
Duckwall-ALCO Stores Inc (a)	5,911		49
Express Inc (a)	16,583		359

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Semiconductors - 2.89%
Zumiez Inc (a)	4,198		$120		Aetrium Inc (a)	352		$—
			$69,642		Alpha & Omega Semiconductor Ltd (a)	19,263		179
					Amkor Technology Inc (a)	43,119		247
Savings & Loans - 2.05%					Amtech Systems Inc (a)	3,720		38
Ameriana Bancorp	2,687		11		Anadigics Inc (a)	13,361		37
Astoria Financial Corp	104,651		872		ATMI Inc (a)	39,783		930
Atlantic Coast Financial Corp (a)	210		1
					Axcelis Technologies Inc (a)	53,015		95
B of I Holding Inc (a)	11,106		186
					AXT Inc (a)	31,978		164
Bank Mutual Corp	63,475		255		Brooks Automation Inc	41,341		443
BankAtlantic Bancorp Inc (a)	7,400		23
					Cabot Microelectronics Corp (a)	19,708		994
BankFinancial Corp	24,453		135		Cascade Microtech Inc (a)	8,181		28
Beneficial Mutual Bancorp Inc (a)	20,927		185
					Cirrus Logic Inc (a)	11,530		236
Berkshire Hills Bancorp Inc	34,563		781		Cohu Inc	47,603		625
Brookline Bancorp Inc	63,322		587		CSR PLC ADR(a)	4,895		70
Camco Financial Corp (a)	7,465		11
					DSP Group Inc (a)	55,292		317
Cape Bancorp Inc (a)	3,180		27
					Emulex Corp (a)	48,930		511
Capitol Federal Financial Inc	319,600		3,691		Entegris Inc (a)	36,903		354
CFS Bancorp Inc	11,190		50		Exar Corp (a)	67,563		451
Charter Financial Corp/GA	4,132		40		Fairchild Semiconductor International Inc (a)	160,350		2,242
Citizens Community Bancorp Inc/WI (a)	2,150		12
					FormFactor Inc (a)	113,554		585
Citizens South Banking Corp	8,212		32		GigOptix Inc (a)	7,344		12
Clifton Savings Bancorp Inc	4,679		48		GSI Group Inc (a)	16,265		188
Dime Community Bancshares Inc	31,761		437		GSI Technology Inc (a)	12,260		61
ESB Financial Corp	7,554		106		GT Advanced Technologies Inc (a)	18,767		162
ESSA Bancorp Inc	16,301		164		Ikanos Communications Inc (a)	9,018		8
First Defiance Financial Corp	15,241		236		Integrated Device Technology Inc (a)	34,023		216
First Federal Bancshares of Arkansas Inc (a)	356		2
					Integrated Silicon Solution Inc (a)	64,512		630
First Financial Holdings Inc	17,965		175		International Rectifier Corp (a)	14,326		327
First Financial Northwest Inc (a)	11,828		77
					IXYS Corp (a)	5,666		78
First Pactrust Bancorp Inc	5,356		65		Kulicke & Soffa Industries Inc (a)	29,367		317
First Place Financial Corp/OH (a)	10,217		6
					Lattice Semiconductor Corp (a)	61,349		417
Flushing Financial Corp	47,092		617		LTX-Credence Corp (a)	13,864		92
Fox Chase Bancorp Inc	11,115		141		Microsemi Corp (a)	184,200		3,643
Hampden Bancorp Inc	448		5		Mindspeed Technologies Inc (a)	9,305		60
HF Financial Corp	4,179		47		MIPS Technologies Inc (a)	9,360		55
HMN Financial Inc (a)	180		—
Home Bancorp Inc (a)	3,409		54		MKS Instruments Inc	59,563		1,796
					Monolithic Power Systems Inc (a)	4,224		69
Home Federal Bancorp Inc/ID	21,557		222		Nanometrics Inc (a)	8,212		166
HopFed Bancorp Inc	832		7		Omnivision Technologies Inc (a)	7,673		102
Investors Bancorp Inc (a)	13,866		205
					Pericom Semiconductor Corp (a)	40,627		325
Kaiser Federal Financial Group Inc	604		8		Photronics Inc (a)	124,522		854
Meridian Interstate Bancorp Inc (a)	271		4
					QLogic Corp (a)	208,988		3,620
Meta Financial Group Inc	3,224		58		Richardson Electronics Ltd/United States	56,843		689
MutualFirst Financial Inc	1,041		9		Rubicon Technology Inc (a)	10,345		112
New Hampshire Thrift Bancshares Inc	896		11		Rudolph Technologies Inc (a)	25,194		257
Northeast Community Bancorp Inc	2,697		19		Sigma Designs Inc (a)	52,200		315
Northfield Bancorp Inc/NJ	11,157		164		Silicon Image Inc (a)	23,725		115
Northwest Bancshares Inc	124,354		1,532		Silicon Laboratories Inc (a)	37,925		1,663
Ocean Shore Holding Co	1,100		12		Standard Microsystems Corp (a)	20,187		520
OceanFirst Financial Corp	9,270		126		Supertex Inc (a)	26,364		487
Oritani Financial Corp	108,867		1,412		Teradyne Inc (a)	87,725		1,434
Pacific Premier Bancorp Inc (a)	4,978		38
					Tessera Technologies Inc (a)	72,290		1,431
Provident Financial Holdings Inc	7,196		68		Veeco Instruments Inc (a)	79,086		1,931
Provident Financial Services Inc	155,646		2,154					$30,698
Provident New York Bancorp	62,578		516
Riverview Bancorp Inc (a)	11,395		24		Shipbuilding - 0.01%
Rockville Financial Inc	19,559		212		Huntington Ingalls Industries Inc (a)	4,131		156
Roma Financial Corp	4,776		49
SI Financial Group Inc	418		4

Territorial Bancorp Inc	8,702		180		Software - 1.59%
TF Financial Corp	1,223		27		Accelrys Inc (a)	19,201		144
TierOne Corp (a)	2,447		—		Actuate Corp (a)	1,934		11
					Acxiom Corp (a)	38,936		535
Timberland Bancorp Inc/WA (a)	7,281		29
					Advent Software Inc (a)	5,710		150
United Community Financial Corp/OH (a)	23,899		30
					Avid Technology Inc (a)	43,973		426
United Financial Bancorp Inc	18,234		295		Blackbaud Inc	4,262		130
ViewPoint Financial Group	14,448		196

Washington Federal Inc	300,189		4,731		Broadridge Financial Solutions Inc	156,575		3,753
Waterstone Financial Inc (a)	8,011		20		Bsquare Corp (a)	281		1
					Concurrent Computer Corp (a)	2,188		8
Westfield Financial Inc	23,009		184		CSG Systems International Inc (a)	11,520		187
WSFS Financial Corp	4,799		187		Digi International Inc (a)	38,778		438
			$21,812

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Software (continued)					Telecommunications (continued)
Dynavox Inc (a)	1,111		$4		Primus Telecommunications Group Inc (a)	1,075		$14
Ebix Inc	5,913		147		Relm Wireless Corp (a)	1,332		2
EPIQ Systems Inc	42,069		512		RF Micro Devices Inc (a)	624,952		3,118
Fair Isaac Corp	22,755		825		Sonus Networks Inc (a)	67,517		174
JDA Software Group Inc (a)	13,672		403		SureWest Communications	31,247		452
Mantech International Corp	27,181		955		Sycamore Networks Inc (a)	56,760		1,102
Market Leader Inc (a)	2,508		7		Symmetricom Inc (a)	66,754		416
MedAssets Inc (a)	7,641		81		TeleNav Inc (a)	607		5
Official Payments Holdings Inc (a)	7,585		33		Tellabs Inc	205,370		780
Omnicell Inc (a)	14,707		228		Telular Corp	10,205		85
Pervasive Software Inc (a)	10,168		59		Tessco Technologies Inc	2,691		48
Progress Software Corp (a)	10,761		251		Ubiquiti Networks Inc (a)	4,203		102
Quest Software Inc (a)	63,533		1,293		UniTek Global Services Inc (a)	6,984		24
Schawk Inc	10,547		142		USA Mobility Inc	46,636		660
Seachange International Inc (a)	43,530		312		UTStarcom Holdings Corp (a)	70,648		91
SoundBite Communications Inc (a)	100		—		ViaSat Inc (a)	8,193		389
SS&C Technologies Holdings Inc (a)	10,149		190		Vonage Holdings Corp (a)	85,130		215
SYNNEX Corp (a)	79,804		2,887		Westell Technologies Inc (a)	121,813		268
Tangoe Inc (a)	1,733		25		WPCS International Inc (a)	2,259		4
THQ Inc (a)	89,799		60					$28,549
Trident Microsystems Inc (a)	646		—
Verint Systems Inc (a)	97,200		2,752		Textiles - 0.24%
					Culp Inc (a)	1,460		13
			$16,949		Dixie Group Inc/The (a)	8,718		31
Storage & Warehousing - 0.18%					G&K Services Inc	30,671		1,008
Mobile Mini Inc (a)	73,994		1,539		Unifirst Corp/MA	24,689		1,491
Wesco Aircraft Holdings Inc (a)	27,878		390					$2,543

			$1,929		Toys, Games & Hobbies - 0.07%
Telecommunications - 2.69%					Jakks Pacific Inc	41,643		636
ADTRAN Inc	73,250		2,537		Leapfrog Enterprises Inc (a)	26,077		151
Alaska Communications Systems Group Inc	21,890		60					$787
Anaren Inc (a)	12,248		213
Anixter International Inc (a)	5,072		332		Transportation - 2.42%
					Air Transport Services Group Inc (a)	82,783		498
Arris Group Inc (a)	182,206		2,128
Atlantic Tele-Network Inc	4,372		158		Alexander & Baldwin Inc	66,625		3,151
Aviat Networks Inc (a)	54,484		121		Arkansas Best Corp	67,967		1,232
					Atlas Air Worldwide Holdings Inc (a)	70,684		3,367
Black Box Corp	50,686		1,568
Calix Inc (a)	164,575		1,246		Baltic Trading Ltd	7,329		31
Cincinnati Bell Inc (a)	180,723		623		Bristow Group Inc	93,121		4,569
					CAI International Inc (a)	6,240		109
Clearfield Inc (a)	543		3
					Covenant Transportation Group Inc (a)	11,049		37
Communications Systems Inc	12,750		190
Comtech Telecommunications Corp	83,149		2,566		DHT Holdings Inc	89,186		94
					Eagle Bulk Shipping Inc (a)	103,480		147
Consolidated Communications Holdings Inc	3,633		69		Echo Global Logistics Inc (a)	14,966		251
Ditech Networks Inc (a)	25,522		21
					Excel Maritime Carriers Ltd (a)	131,549		193
EchoStar Holding Corp (a)	22,516		591
					Frozen Food Express Industries Inc (a)	18,708		25
Extreme Networks (a)	40,137		130
					Genco Shipping & Trading Ltd (a)	51,687		361
FiberTower Corp (a)	34,001		8
					Gulfmark Offshore Inc (a)	60,554		2,769
General Communication Inc (a)	10,448		109
GeoEye Inc (a)	12,482		273		International Shipholding Corp	8,150		185
Globecomm Systems Inc (a)	19,596		280		Knight Transportation Inc	21,700		382
Harmonic Inc (a)	41,637		244		Knightsbridge Tankers Ltd	13,982		211
ID Systems Inc (a)	5,376		28		Marten Transport Ltd	35,169		768
IDT Corp - Class B	3,502		31		Nordic American Tankers Ltd	16,864		234
Infinera Corp (a)	33,958		242		Overseas Shipholding Group Inc	34,268		436
					PAM Transportation Services Inc (a)	10,768		115
Iridium Communications Inc (a)	118,549		947
					PHI Inc (a)	21,265		561
Leap Wireless International Inc (a)	122,846		1,052
Loral Space & Communications Inc (a)	10,294		710		Providence and Worcester Railroad Co	3,324		39
					RailAmerica Inc (a)	98,097		1,465
Lumos Networks Corp	3,307		50		Roadrunner Transportation Systems Inc (a)	5,220		79
NeoPhotonics Corp (a)	2,791		15
					Saia Inc (a)	24,441		368
Netgear Inc (a)	6,246		249
Neutral Tandem Inc (a)	43,349		533		Ship Finance International Ltd	17,934		201
					Swift Transportation Co (a)	22,711		262
Novatel Wireless Inc (a)	17,353		50
Oplink Communications Inc (a)	40,494		758		Teekay Corp	15,421		423
OpNext Inc (a)	20,136		22		Teekay Tankers Ltd	26,590		119
Optical Cable Corp	6,772		24		Universal Truckload Services Inc	3,501		62
					USA Truck Inc (a)	8,609		81
Orbcomm Inc (a)	53,048		183
Performance Technologies Inc (a)	11,588		21		Werner Enterprises Inc	110,351		2,884
Plantronics Inc	32,449		1,208					$25,709
Preformed Line Products Co	1,632		106		Trucking & Leasing - 0.63%
Premiere Global Services Inc (a)	102,437		901		Amerco Inc	17,752		1,717

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

					Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Sector	Percent
					Financial	32 .28%
Trucking & Leasing (continued)					Industrial	14 .74%
GATX Corp	85,862		$3,687		Consumer, Non-cyclical	14 .53%
Greenbrier Cos Inc (a)	42,377		943		Consumer, Cyclical	13 .20%
TAL International Group Inc	6,291		210		Technology	6.22%
Willis Lease Finance Corp (a)	7,612		103		Energy	5.22%
			$6,660		Communications	4.96%
					Basic Materials	4.24%
Water - 0.20%					Utilities	3.02%
American States Water Co	27,699		1,002		Diversified	0.04%
California Water Service Group	27,634		510		Other Assets in Excess of Liabilities, Net	1.55%
Consolidated Water Co Ltd	8,548		67		TOTAL NET ASSETS	100.00%
PICO Holdings Inc (a)	11,643		257
SJW Corp	10,572		250
			$2,086
TOTAL COMMON STOCKS			$997,778
	Maturity
REPURCHASE AGREEMENTS - 4.61%	Amount (000's)	Value	(000	's)

Banks - 4.61%
Investment in Joint Trading Account; Credit	$8,216		$8,215
Suisse Repurchase Agreement; 0.18%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $8,379,797; 4.38% - 8.00%;
dated 11/15/21 - 11/15/39)
Investment in Joint Trading Account; Deutsche	19,831		19,831
Bank Repurchase Agreement; 0.22% dated
01/31/12 maturing 02/01/12 (collateralized
by US Government Securities;
$20,227,095; 0.00% - 5.25%; dated
02/01/12 - 12/09/31)
Investment in Joint Trading Account; JP	4,722		4,722
Morgan Repurchase Agreement; 0.15%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $4,815,975; 0.00% - 7.00%;
dated 09/20/12 - 04/15/30)
Investment in Joint Trading Account; Merrill	16,298		16,298
Lynch Repurchase Agreement; 0.16%
dated 01/31/12 maturing 02/01/12
(collateralized by US Government
Securities; $16,624,191; 0.00% - 1.00%;
dated 07/05/12 - 05/04/37)
			$49,066
TOTAL REPURCHASE AGREEMENTS			$49,066
Total Investments			$1,046,844
Other Assets in Excess of Liabilities, Net - 1.55%			$16,489
TOTAL NET ASSETS - 100.00%			$1,063,333

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $9 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$136,030
Unrealized Depreciation	(95,584)
Net Unrealized Appreciation (Depreciation)	$40,446
Cost for federal income tax purposes	$1,006,398

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2012	Long	712	$52,327	$56,333	$4,006
Total					$4,006
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2012 (unaudited)

COMMON STOCKS - 2.85%	Shares Held	Value	(000	's)		Principal

Publicly Traded Investment Fund - 2.85%					MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
BlackRock Liquidity Funds MuniFund	7,000,000		$7,000		California (continued)
Portfolio					Los Angeles Department of Water & Power
					5.25%, 07/01/2038	$1,000	$1,109
TOTAL COMMON STOCKS			$7,000		Los Angeles Harbor Department
	Principal				5.00%, 08/01/2031	1,240	1,408
MUNICIPAL BONDS - 99.30%	Amount (000's)	Value	(000	's)	Los Angeles Unified School District/CA
					5.00%, 07/01/2029	1,000	1,136
Alabama - 1.94%					Metropolitan Water District of Southern
Auburn University					California
5.00%, 06/01/2038	$1,500		$1,631		5.00%, 07/01/2029	1,150	1,348
Birmingham Airport Authority AGM					Morongo Band of Mission Indians/The
5.25%, 07/01/2030	1,000		1,107		6.50%, 03/01/2028(c)	500	489
Courtland Industrial Development Board					Poway Unified School District
5.20%, 06/01/2025	1,250		1,276		0.00%, 08/01/2023(b)	1,250	802
Selma Industrial Development Board					Richmond Joint Powers Financing Authority
6.25%, 11/01/2033	700		766		6.25%, 07/01/2024	1,000	1,134
			$4,780		San Francisco City & County Airports
Alaska - 3.18%					Commission
Alaska International Airports					5.00%, 05/01/2040	1,000	1,078
System AMBAC					Southern California Public Power Authority
5.25%, 10/01/2027	4,500		4,651		5.25%, 07/01/2028	1,000	1,190
Borough of Matanuska-Susitna					State of California
AK ASSURED GTY					5.25%, 07/01/2021	1,000	1,244
5.50%, 09/01/2023	1,500		1,825		5.25%, 11/01/2025	2,000	2,133
City of Anchorage AK NATL-RE					University of California
6.50%, 12/01/2013	1,235		1,362		5.50%, 05/15/2027	1,375	1,541
			$7,838		5.75%, 05/15/2023	930	1,175
					5.75%, 05/15/2025	1,380	1,720
Arizona - 3.18%							$41,950
Arizona State Transportation Board
5.00%, 07/01/2026	1,500		1,734		Colorado - 2.36%
Arizona State University AMBAC					City of Colorado Springs CO AGM
5.25%, 09/01/2024	1,090		1,159		5.25%, 12/15/2022	3,000	3,451
Maricopa County Pollution Control Corp					Platte River Power Authority
6.00%, 05/01/2029	500		546		5.00%, 06/01/2026	1,135	1,339
Navajo County Pollution Control Corp					Regional Transportation District
5.75%, 06/01/2034	1,000		1,143		6.00%, 01/15/2041	450	479
Phoenix Civic Improvement Corp					6.50%, 01/15/2030	500	560
5.00%, 07/01/2034	1,000		1,125				$5,829
Pima County Industrial Development					Connecticut - 0.49%
Authority					State of Connecticut ACA
6.25%, 06/01/2026	160		147		6.60%, 07/01/2024	1,200	1,200
6.55%, 12/01/2037	300		304
Salt River Project Agricultural Improvement &
Power District					District of Columbia - 2.85%
5.00%, 01/01/2039	1,500		1,652		District of Columbia
			$7,810		5.00%, 12/01/2023	1,785	2,167
					5.00%, 12/01/2024	715	864
California - 17.07%					6.38%, 10/01/2034	1,000	1,143
Bay Area Toll Authority					District of Columbia Water & Sewer
5.00%, 04/01/2034	2,500		2,756		Authority AGM
California Educational Facilities Authority					5.50%, 10/01/2017	500	619
5.00%, 01/01/2038(a)	1,621		1,750		District of Columbia Water & Sewer
5.00%, 10/01/2038(a)	3,600		3,961		Authority AGM-CR NATL-RE-FGIC
5.00%, 01/01/2039(a)	8,154		8,868		5.50%, 10/01/2041	2,000	2,222
California Statewide Communities							$7,015
Development Authority
6.25%, 11/15/2019	500		544		Florida - 3.25%
6.63%, 11/15/2024	500		563		County of Miami-Dade FL Aviation
California Statewide Communities					Revenue ASSURED GTY
Development Authority FHA INS					5.25%, 10/01/2033	2,000	2,109
6.63%, 08/01/2029	1,000		1,218		Escambia County Health Facilities
City of Los Angeles Department of Airports					Authority AMBAC
5.00%, 05/15/2035	1,500		1,644		5.95%, 07/01/2020	65	67
City of Vernon CA					Florida Housing Finance
5.13%, 08/01/2021	1,000		1,085		Corporation AMBAC FHA 542 (C)
Foothill-Eastern Transportation Corridor					6.50%, 07/01/2036	900	907
Agency NATL-RE					Hillsborough County Port District NATL-RE
0.00%, 01/15/2018(b)	2,000		1,435		5.38%, 06/01/2027	1,000	1,015
Lancaster Redevelopment Agency
6.50%, 08/01/2029	580		619

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2012 (unaudited)

		Principal				Principal
	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)			MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

	Florida (continued)				Illinois (continued)
	Miami-Dade County Educational Facilities				Village of Pingree Grove IL Special Service
	Authority BHAC-CR				Area No 1
	5.50%, 04/01/2038	$1,000	$1,088		5.25%, 03/01/2015	$400		$395
	Miami-Dade County School				Village of Pingree Grove IL Special Service
	Board ASSURED GTY				Area No 7
	5.25%, 05/01/2028	2,000	2,221		6.00%, 03/01/2036	101		95
	Orange County Housing Finance Authority							$22,079
	7.00%, 10/01/2025	500	506
	West Villages Improvement District				Indiana - 1.83%
	5.50%, 05/01/2037(d)	150	67		Indiana Finance Authority
			$7,980		5.00%, 10/01/2041	1,000		1,071
					5.38%, 11/01/2032	1,000		1,092
	Georgia - 0.71%				Indiana Municipal Power Agency
	City of Atlanta GA				6.00%, 01/01/2039	1,000		1,141
	7.38%, 01/01/2031	500	545		Indiana Municipal Power Agency NATL-RE
	City of Atlanta GA Water & Wastewater				6.13%, 01/01/2013	1,155		1,211
	Revenue							$4,515
	6.00%, 11/01/2027	1,000	1,208
			$1,753	Iowa	- 0.51%
					City of Altoona IA CITY APPROP
Idaho	- 1.45%				5.75%, 06/01/2031	1,200		1,256
	Idaho Health Facilities Authority
	6.65%, 02/15/2021	2,000	2,848
	Idaho Housing & Finance Association				Kansas - 0.81%
	5.85%, 07/01/2036	665	704		County of Sedgwick KS/County of Shawnee
					KS GNMA/FNMA
			$3,552		5.65%, 06/01/2037	770		846
	Illinois - 8.98%				Kansas Development Finance Authority
	City of Chicago IL				5.50%, 11/15/2029	1,000		1,157
	7.13%, 03/15/2022	500	507					$2,003
	7.46%, 02/15/2026	250	250
	City of Chicago IL ASSURED GTY				Kentucky - 2.77%
	5.25%, 01/01/2025	2,000	2,217		Kentucky Economic Development Finance
	City of Chicago IL O'Hare International				Authority
					5.38%, 08/15/2024	1,000		1,156
	Airport Revenue AGM				5.63%, 08/15/2027	1,000		1,145
	5.75%, 01/01/2020	1,000	1,067
	City of Chicago IL Wastewater Transmission				6.50%, 03/01/2045	500		556
					Kentucky Economic Development Finance
	Revenue BHAC				Authority ASSURED GTY
	5.50%, 01/01/2038	1,000	1,104
	City of United City of Yorkville IL				6.00%, 12/01/2033	1,000		1,111
					Kentucky State Property & Building
	5.75%, 03/01/2028	500	484		Commission ASSURED GTY
	6.00%, 03/01/2036	600	494
	Huntley Special Service Area No				5.25%, 02/01/2025	1,000		1,169
					Paducah Electric Plant Board ASSURED
	10/IL ASSURED GTY				GTY
	5.10%, 03/01/2029	1,000	1,069
	Illinois Finance Authority				5.25%, 10/01/2035	1,500		1,642
	5.38%, 08/15/2024	500	589					$6,779
	5.50%, 08/01/2037	1,000	1,014		Louisiana - 1.64%
	5.75%, 08/15/2030	1,000	1,155		Lafayette Public Trust Financing
	5.75%, 11/15/2037	1,500	1,631		Authority AGM
	6.00%, 05/15/2025	500	455		5.25%, 10/01/2030	1,000		1,124
	6.00%, 03/01/2038	1,000	1,125		Louisiana Public Facilities Authority
	6.25%, 11/15/2035	1,000	1,115		5.00%, 06/01/2030	400		419
	6.50%, 11/01/2038	1,000	1,157		Louisiana Public Facilities Authority FNMA
	7.00%, 02/15/2018	630	747		0.00%, 12/01/2019(b)	1,500		1,280
	7.25%, 11/01/2038	1,000	1,216		New Orleans Aviation Board ASSURED
	Illinois State Toll Highway Authority				GTY
	5.25%, 01/01/2030	1,000	1,127		6.00%, 01/01/2023	1,000		1,203
	Metropolitan Pier & Exposition							$4,026
	Authority AGM
	5.50%, 06/15/2050	1,000	1,079		Maryland - 1.04%
	Railsplitter Tobacco Settlement Authority				Maryland Community Development
	5.25%, 06/01/2021	1,000	1,145		Administration
	Village of Bartlett IL				5.05%, 09/01/2032	1,000		1,020
	5.60%, 01/01/2023	300	275		Maryland Economic Development Corp
	Village of Bolingbrook IL				5.38%, 06/01/2025	390		400
	6.25%, 01/01/2024(e)	500	341		5.75%, 06/01/2035	545		562
	Village of Gilberts IL				Maryland Health & Higher Educational
	0.00%, 03/01/2016(b),(d)	500	226		Facilities Authority
					6.00%, 07/01/2041	500		566
								$2,548

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2012 (unaudited)

	Principal						Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Massachusetts - 3.17%						New Hampshire (continued)
Massachusetts Bay Transportation Authority						New Hampshire Health & Education Facilities
5.25%, 07/01/2028	$2,000		$2,676			Authority AGM
Massachusetts Development Finance Agency						5.50%, 08/01/2027	$2,000	$2,037
0.00%, 11/15/2056(b)	94		—					$3,883
5.50%, 11/15/2046	19		12
5.75%, 12/01/2042	1,000		1,184			New Jersey - 1.50%
6.25%, 11/15/2046	355		255			New Jersey Economic Development
6.38%, 07/01/2029(d)	600		584			Authority
Massachusetts Health & Educational Facilities						5.00%, 09/01/2034	1,000	1,093
Authority						5.75%, 04/01/2031	1,000	1,022
6.00%, 07/01/2031	800		809			5.75%, 06/01/2031	550	596
Massachusetts Health & Educational Facilities						New Jersey Housing & Mortgage Finance
Authority GO OF UNIV						Agency
5.00%, 07/01/2038	1,000		1,162			6.38%, 10/01/2028	895	991
Massachusetts State College Building								$3,702
Authority						New Mexico - 0.65%
5.50%, 05/01/2039	1,000		1,126			New Mexico Hospital Equipment Loan
			$7,808			Council
Michigan - 1.78%						5.00%, 08/01/2039	1,500	1,599
City of Detroit MI Sewage Disposal System
Revenue AGM						New York - 7.34%
7.00%, 07/01/2027	1,500		1,858			Brooklyn Arena Local Development Corp
Kent Hospital Finance Authority						6.25%, 07/15/2040	480	512
5.50%, 01/15/2047	500		564			6.38%, 07/15/2043	200	214
Lansing Board of Water & Light						Hudson Yards Infrastructure Corp
5.00%, 07/01/2037	850		944			5.75%, 02/15/2047	2,500	2,825
Michigan Strategic Fund XLCA						Long Island Power Authority AGM
5.45%, 12/15/2032	1,000		1,007			0.75%, 12/01/2029	1,000	1,000
			$4,373			Metropolitan Transportation Authority
						5.25%, 11/15/2030	1,500	1,718
Minnesota - 1.60%						New York City Industrial Development
City of Minneapolis MN
6.75%, 11/15/2032	500		585			Agency
						6.25%, 03/01/2015	1,000	1,001
City of Minneapolis MN ASSURED GTY						New York City Industrial Development
6.50%, 11/15/2038	1,000		1,180
Tobacco Securitization Authority MN						Agency ASSURED GTY
						6.13%, 01/01/2029	1,000	1,129
5.25%, 03/01/2031	2,000		2,169			New York City Municipal Water Finance
			$3,934			Authority
Missouri - 0.49%						5.00%, 06/15/2044	2,000	2,227
Cape Girardeau County Industrial						New York City Transitional Finance Authority
Development Authority						Building Aid Revenue ST AID WITHHLDG
5.50%, 06/01/2034	1,000		1,027			5.25%, 01/15/2039	2,000	2,212
5.63%, 06/01/2027	160		161			New York Liberty Development Corp
			$1,188			5.00%, 11/15/2031	1,000	1,093
						New York State Dormitory
Nebraska - 1.65%						Authority ASSURED GTY ST AID
Municipal Energy Agency of Nebraska BHAC						WITHHLDG
5.13%, 04/01/2029	1,000		1,159			5.00%, 10/01/2023	2,000	2,328
Omaha Public Power District						New York State Thruway Authority
5.50%, 02/01/2039	1,000		1,128			5.00%, 03/15/2026	1,480	1,735
6.15%, 02/01/2012	645		645					$17,994
University of Nebraska
5.25%, 07/01/2039	1,000		1,121			North Carolina - 0.48%
			$4,053			City of Raleigh NC Combined Enterprise
						System Revenue
Nevada - 0.91%						5.00%, 03/01/2031	1,000	1,188
County of Clark NV
5.13%, 07/01/2034	1,000		1,075
State of Nevada					Ohio	- 2.17%
5.00%, 06/01/2022	1,000		1,158			County of Adams OH
						6.25%, 09/01/2020(d)	1,000	866
			$2,233
						County of Montgomery OH
New Hampshire - 1.59%						6.25%, 11/15/2033	1,310	1,406
City of Manchester NH AGM						Ohio Air Quality Development Authority
5.13%, 01/01/2030	1,000		1,096			5.63%, 06/01/2018	1,000	1,148
New Hampshire Business Finance Authority						Ohio Higher Educational Facility
7.13%, 07/01/2027(e)	750		750			Commission
						6.75%, 01/15/2039	1,000	1,063

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2012 (unaudited)

		Principal						Principal
	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

	Ohio (continued)						Texas (continued)
	Ohio Housing Finance						Dallas-Fort Worth International Airport
	Agency GNMA/FNMA/FHLMC COLL						Facilities Improvement Corp NATL-RE
	5.20%, 09/01/2029	$815		$871			6.00%, 11/01/2023	$425		$427
				$5,354			El Paso County Hospital District ASSURED
							GTY
	Oklahoma - 0.02%						5.00%, 08/15/2037	1,000		1,078
	Oklahoma Housing Finance Agency GNMA						Harris County Industrial Development Corp
	COLL						5.00%, 02/01/2023	400		438
	8.00%, 08/01/2018	50		51			McLennan County Public Facility Corp
							6.63%, 06/01/2035	995		1,088
	Oregon - 0.95%						North Texas Health Facilities Development
	Oregon State Department of Administrative						Corp AGM
	Services						5.00%, 09/01/2024	1,000		1,101
	5.25%, 04/01/2026	1,500		1,807			5.00%, 09/01/2032	1,000		1,055
	Warm Springs Reservation Confederated						North Texas Tollway Authority
	Tribe						5.63%, 01/01/2033	1,000		1,100
	6.38%, 11/01/2033	500		518			5.75%, 01/01/2033	1,000		1,091
				$2,325			Sea Breeze Public Facility Corp
							6.50%, 01/01/2046	100		92
	Pennsylvania - 1.44%						Spring Independent School District PSF-GTD
	Pennsylvania Economic Development						5.00%, 08/15/2034	1,000		1,151
	Financing Authority						Tarrant County Cultural Education Facilities
	5.00%, 12/01/2042	750		760			Finance Corp
	Pennsylvania Turnpike Commission						6.13%, 11/15/2029	1,000		1,093
	0.00%, 12/01/2028(b),(e)	800		744
	0.00%, 12/01/2034(b),(e)	500		449			Tarrant County Cultural Education Facilities
							Finance Corp ASSURED GTY
	Pennsylvania Turnpike						6.25%, 07/01/2028	1,000		1,182
	Commission ASSURED GTY						Texas A&M University
	5.00%, 06/01/2039	1,500		1,603			5.00%, 05/15/2027	1,000		1,173
				$3,556			Texas Private Activity Bond Surface
	Puerto Rico - 1.27%						Transportation Corp
	Puerto Rico Sales Tax Financing Corp						6.88%, 12/31/2039	550		612
	5.25%, 08/01/2041	1,350		1,464			Texas Transportation Commission
	5.38%, 08/01/2039	700		762			5.00%, 04/01/2020	1,000		1,158
	5.50%, 08/01/2042	800		877						$18,066
				$3,103		Utah	- 0.91%
	South Carolina - 0.87%						Utah Housing Corp
	South Carolina Jobs-Economic Development						5.25%, 01/01/2039	1,220		1,241
	Authority AMBAC						5.75%, 07/01/2036	940		986
	5.20%, 11/01/2027	1,000		1,026						$2,227
	South Carolina Jobs-Economic Development						Virgin Islands - 0.29%
	Authority ASSURED GTY						Virgin Islands Public Finance Authority
	5.38%, 02/01/2029	1,000		1,113			5.00%, 10/01/2025	650		713
				$2,139

	Tennessee - 0.80%						Virginia - 0.54%
	Chattanooga Health Educational & Housing						Washington County Industrial Development
	Facility Board						Authority/VA
	5.50%, 10/01/2020	410		425			7.50%, 07/01/2029	750		905
	Johnson City Health & Educational Facilities						White Oak Village Shops Community
	Board						Development Authority
	7.50%, 07/01/2033	1,000		1,053			5.30%, 03/01/2017	400		422
	Shelby County Health Educational & Housing									$1,327
	Facilities Board
	5.63%, 09/01/2026	500		500			Washington - 3.25%
				$1,978			FYI Properties
							5.50%, 06/01/2039	1,000		1,112
Texas	- 7.36%						State of Washington
	Capital Area Cultural Education Facilities						6.40%, 06/01/2017	3,000		3,579
	Finance Corp						Washington Health Care Facilities Authority
	6.13%, 04/01/2045	1,000		1,079			7.38%, 03/01/2038	1,000		1,161
	County of Harris TX						Washington Health Care Facilities
	5.00%, 08/15/2032	1,500		1,712			Authority AGM
	Dallas County Flood Control District No 1						5.50%, 08/15/2038	1,000		1,082
	6.75%, 04/01/2016	205		214			Washington Higher Education Facilities
	Dallas-Fort Worth International Airport						Authority
	Facilities Improvement Corp BHAC-CR FGIC						5.63%, 10/01/2040	1,000		1,067
	5.50%, 11/01/2031	1,220		1,222						$8,001

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2012 (unaudited)

					Portfolio Summary (unaudited)

	Principal				Sector	Percent
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	Revenue Bonds	57 .95%
					Insured	32 .71%
West Virginia - 0.65%					General Obligation Unltd	3.72%
County of Ohio WV					Exchange Traded Funds	2.85%
5.85%, 06/01/2034	$250		$253		Prerefunded	2.15%
West Virginia Hospital Finance Authority					Special Tax	0.69%
5.50%, 06/01/2034	1,250		1,355		Tax Allocation	0.68%
			$1,608		Special Assessment	0.62%
					General Obligation Ltd	0.47%
Wisconsin - 3.56%					Certificate Participation	0.31%
City of Superior WI GO OF CORP					Liability For Floating Rate Notes Issued	(3.63)%
5.38%, 11/01/2021	750		816		Other Assets in Excess of Liabilities, Net	1.48%
County of Milwaukee WI AGM					TOTAL NET ASSETS	100.00%
5.25%, 12/01/2025	4,000		4,267
State of Wisconsin ST APPROP
5.38%, 05/01/2025	1,000		1,191
Wisconsin Health & Educational Facilities
Authority
5.00%, 10/01/2033	1,000		1,089
6.38%, 02/15/2029	500		581
6.63%, 02/15/2039	720		814
			$8,758
TOTAL MUNICIPAL BONDS			$244,074
Total Investments			$251,074
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.63)%
Notes with interest rates of 0.08% at January	$(8,915)		$(8,915)
31, 2012 and contractual maturity of collateral
from 2016-2017.(f)
Total Net Investments			$242,159
Other Assets in Excess of Liabilities, Net - 1.48%			$3,640
TOTAL NET ASSETS - 100.00%			$245,799

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $489 or 0.20% of net assets.
(d)	Security is Illiquid
(e)	Variable Rate. Rate shown is in effect at January 31, 2012.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2012

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$22,508
Unrealized Depreciation	(904)
Net Unrealized Appreciation (Depreciation)	$21,604
Cost for federal income tax purposes	$220,498

All dollar amounts are shown in thousands (000's)

See accompanying notes

See accompanying notes

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Value Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. There were no significant transfers into or out of Level 3 and the table below includes amounts that were transferred from Level 2 to Level 1 at January 31, 2012 due to not utilizing “fair value” pricing for international securities:

Diversified International Fund	$2,299,894,188
Global Real Estate Securities Fund	$121,456,937
International Emerging Markets Fund	$910,548,462
International Fund I	$1,066,673,188
International Value Fund I	$1,258,501,377

The following is a summary of the inputs used as of January 31, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other		Totals
	Level 1 - Quoted	Significant Observable	Level 3 - Significant	(Level 1,2,3)
Fund	Prices	Inputs	Unobservable Inputs

Bond & Mortgage Securities Fund
Bonds	$—	$1,149,150	$16,068	$1,165,218
Common Stocks
Technology	—	—	3	3
Convertible Bonds	—	883	—	883
Preferred Stocks	627	—	—	627
Repurchase Agreements	—	97,135	—	97,135
Senior Floating Rate Interests	—	39,059	4,502	43,561
U.S. Government & Government Agency Obligations	—	905,393	—	905,393
Total investments in securities $	627	$2,191,620	$20,573	$2,212,820
Assets
Credit Contracts**
Credit Default Swaps	$—	$23	$—	$23
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(2,365)	$—	$(2,365)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(71)	$—	$(71)

California Municipal Fund
Common Stocks*	$7,000	$—	$—	$7,000
Municipal Bonds	—	230,167	—	230,167
Total investments in securities $	7,000	$230,167	$—	$237,167

Core Plus Bond Fund I
Bonds	$—	$1,292,472	$57,798	$1,350,270
Commercial Paper	—	20,464	—	20,464
Convertible Preferred Stocks	6,351	—	—	6,351
Municipal Bonds	—	135,307	—	135,307
Repurchase Agreements	—	5,600	—	5,600
Senior Floating Rate Interests	—	1,765	—	1,765
U.S. Government & Government Agency Obligations	—	2,462,050	—	2,462,050
Purchased Swaptions	—	—	343	343
Total investments in securities $	6,351	$3,917,658	$58,141	$3,982,150
Assets
Credit Contracts**
Credit Default Swaps	$—	$2,016	$175	$2,191
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$5,778	$—	$5,778
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$12,716	$—	$12,716
Futures	$7,672	$—	$—	$7,672
Inflation Floors	$—	$117	$—	$117
Interest Rate Swaps	$—	$12,324	$—	$12,324
Interest Rate Swaptions	$—	$4,070	$—	$4,070
Written Options	$—	$33	$—	$33

Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(3,978)	$(17)	$(3,995)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(9,597)	$—	$(9,597)
Interest Rate Contracts**
Interest Rate Swaps	$—	$(1,898)	$—	$(1,898)
Interest Rate Swaptions	$—	$(5)	$—	$(5)
Short Sales**
U.S. Government & Government Agency Obligations	$—	$(39)	$—	$(39)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials		$328,545	$—	$—	$328,545
Communications		219,614	4,109	—	223,723
Consumer, Cyclical		274,642	—	—	274,642
Consumer, Non-cyclical		431,043	6,966	—	438,009
Diversified		17,287	—	—	17,287
Energy		347,173	1,044	—	348,217
Financial		654,037	843	—	654,880
Industrial		275,254	—	—	275,254
Technology		132,284	—	—	132,284
Utilities		62,899	654	—	63,553
Preferred Stocks
Basic Materials		—	20,278	—	20,278
Communications		—	3,262	—	3,262
Consumer, Cyclical		—	27,532	—	27,532
Financial		—	17,032	—	17,032
Utilities		—	4,925	—	4,925
Repurchase Agreements		—	82,297	—	82,297
	Total investments in securities $	2,742,778	$168,942	$—	$2,911,720

Equity Income Fund
Common Stocks*		$3,612,199	$—	$—	$3,612,199
Repurchase Agreements		—	97,618	—	97,618
	Total investments in securities $	3,612,199	$97,618	$—	$3,709,817

Global Diversified Income Fund
Bonds		$—	$1,693,200	$33,199	$1,726,399
Common Stocks
Basic Materials		10,411	—	—	10,411
Communications		74,293	945	175	75,413
Consumer, Cyclical		11,247	—	—	11,247
Consumer, Non-cyclical		23,690	—	—	23,690
Diversified		4,215	—	—	4,215
Energy		284,358	—	—	284,358
Exchange Traded Funds		680	—	—	680
Financial		226,320	684	—	227,004
Industrial		14,110	—	—	14,110
Technology		6,177	—	—	6,177
Utilities		109,725	—	—	109,725
Convertible Bonds		—	71	—	71
Convertible Preferred Stocks
Financial		3,267	3,473	—	6,740
Municipal Bonds		—	3,034	—	3,034
Preferred Stocks
Communications		27,219	2,966	—	30,185
Consumer, Non-cyclical		—	1,381	—	1,381
Financial		180,722	46,623	3,095	230,440
Government		—	9,825	—	9,825
Utilities		1,229	—	—	1,229
Repurchase Agreements		—	32,240	—	32,240
Senior Floating Rate Interests		—	79,154	12,300	91,454
	Total investments in securities $	977,663	$1,873,596	$48,769	$2,900,028
Liabilities
Equity Contracts**
Options		$—	$(450)	$—	$(450)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals (Level 1,2,3)
Fund		Prices	Inputs	Unobservable Inputs

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$1,517	$—	$—	$1,517
Diversified		4,483	—	—	4,483
Financial		280,308	1,074	—	281,382
	Total investments in securities $	286,308	$1,074	$—	$287,382
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$663	$—	$663
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(677)	$—	$(677)

Government & High Quality Bond Fund
Bonds		$—	$536,158	$13,078	$549,236
Repurchase Agreements		—	76,401	—	76,401
U.S. Government & Government Agency Obligations		—	1,181,820	—	1,181,820
	Total investments in securities $	—	$1,794,379	$13,078	$1,807,457

High Yield Fund
Bonds		$—	$2,882,553	$43,579	$2,926,132
Common Stocks
Consumer, Cyclical		6,582	—	—	6,582
Consumer, Non-cyclical		—	—	—	—
Energy		—	—	922	922
Technology		—	—	41	41
Convertible Bonds		—	5,096	3,585	8,681
Preferred Stocks
Financial		—	35,430	—	35,430
Government		1,846	—	—	1,846
Repurchase Agreements		—	205,436	—	205,436
Senior Floating Rate Interests		—	309,206	71,700	380,906
U.S. Government & Government Agency Obligations		—	126,919	—	126,919
	Total investments in securities $	8,428	$3,564,640	$119,827	$3,692,895
Assets
Credit Contracts**
Credit Default Swaps		$—	$3,026	$—	$3,026
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(460)	$—	$(460)

High Yield Fund I
Bonds		$—	$1,492,631	$7,864	$1,500,495
Common Stocks
Basic Materials		2,907	—	—	2,907
Consumer, Cyclical		2,597	—	184	2,781
Consumer, Non-cyclical		—	—	—	—
Financial		2,784	—	133	2,917
Industrial		88	—	211	299
Technology		1,567	—	—	1,567
Convertible Bonds		—	100	—	100
Convertible Preferred Stocks
Consumer, Cyclical		1,556	—	—	1,556
Preferred Stocks
Consumer, Non-cyclical		—	—	—	—
Financial		—	4,111	721	4,832
Industrial		—	—	205	205
Repurchase Agreements		—	47,226	—	47,226
Senior Floating Rate Interests		—	108,751	338	109,089
	Total investments in securities $	11,499	$1,652,819	$9,656	$1,673,974

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)

Income Fund
Bonds		$—	$1,191,551	$10,043	$1,201,594
Common Stocks
Energy		—	—	997	997
Financial		—	—	—	—
Convertible Bonds		—	10,880	—	10,880
Repurchase Agreements		—	97,655	—	97,655
Senior Floating Rate Interests		—	21,009	2,181	23,190
U.S. Government & Government Agency Obligations		—	407,226	—	407,226
	Total investments in securities $	—	$1,728,321	$13,221	$1,741,542

Inflation Protection Fund
Bonds		$—	$9,978	$6,403	$16,381
U.S. Government & Government Agency Obligations		—	774,681	—	774,681
	Total investments in securities $	—	$784,659	$6,403	$791,062
Assets
Interest Rate Contracts**
Futures		$642	$—	$—	$642
Interest Rate Swaps		$—	$417	$—	$417
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(14)	$—	$(14)
Interest Rate Contracts**
Futures		$(1,122)	$—	$—	$(1,122)
Interest Rate Swaps		$—	$(488)	$—	$(488)

International Emerging Markets Fund
Common Stocks
Basic Materials		$168,384	$—	$—	$168,384
Communications		93,183	8,399	—	101,582
Consumer, Cyclical		148,941	—	—	148,941
Consumer, Non-cyclical		108,603	11,887	—	120,490
Diversified		36,649	—	—	36,649
Energy		224,915	—	—	224,915
Financial		327,636	5,228	—	332,864
Industrial		129,963	—	—	129,963
Technology		127,105	—	—	127,105
Utilities		5,054	—	—	5,054
Preferred Stocks
Basic Materials		—	46,792	—	46,792
Communications		—	6,751	—	6,751
Consumer, Cyclical		—	3,460	—	3,460
Financial		—	32,448	—	32,448
Utilities		—	8,225	—	8,225
Repurchase Agreements		—	24,012	—	24,012
	Total investments in securities $	1,370,433	$147,202	$—	$1,517,635

International Fund I
Common Stocks*		$1,142,639	$—	$—	$1,142,639
Preferred Stocks
Communications		—	903	—	903
Consumer, Cyclical		71	2,963	—	3,034
Consumer, Non-cyclical		—	215	—	215
Utilities		—	34	—	34
Repurchase Agreements		—	22,461	—	22,461
	Total investments in securities $	1,142,710	$26,576	$—	$1,169,286
Assets
Equity Contracts**
Futures		$1,634	$—	$—	$1,634

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)

International Value Fund I
Common Stocks*		$1,300,935	$—	$—	$1,300,935
Preferred Stocks
Communications		—	75	—	75
Consumer, Cyclical		123	537	—	660
Utilities		—	57	—	57
Repurchase Agreements		—	28,731	—	28,731
	Total investments in securities $	1,301,058	$29,400	$—	$1,330,458
Assets
Equity Contracts**
Futures		$2,832	$—	$—	$2,832
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$28	$—	$28

LargeCap Blend Fund II
Common Stocks*		$978,963	$—	$—	$978,963
Repurchase Agreements		—	18,254	—	18,254
	Total investments in securities $	978,963	$18,254	$—	$997,217
Assets
Equity Contracts**
Futures		$789	$—	$—	$789

LargeCap Growth Fund
Common Stocks*		$2,198,780	$—	$—	$2,198,780
Repurchase Agreements		—	98,839	—	98,839
	Total investments in securities $	2,198,780	$98,839	$—	$2,297,619

LargeCap Growth Fund I
Common Stocks
Basic Materials		$63,865	$—	$—	$63,865
Communications		449,200	—	10,837	460,037
Consumer, Cyclical		377,602	—	—	377,602
Consumer, Non-cyclical		743,999	—	—	743,999
Energy		370,662	—	—	370,662
Financial		80,926	—	—	80,926
Industrial		557,125	—	—	557,125
Technology		851,582	—	—	851,582
Utilities		540	—	—	540
Repurchase Agreements		—	96,155	—	96,155
	Total investments in securities $	3,495,501	$96,155	$10,837	$3,602,493
Assets
Equity Contracts**
Futures		$3,821	$—	$—	$3,821

LargeCap Growth Fund II
Common Stocks*		$1,077,638	$—	$—	$1,077,638
Repurchase Agreements		—	41,873	—	41,873
	Total investments in securities $	1,077,638	$41,873	$—	$1,119,511
Assets
Equity Contracts**
Futures		$3,233	$—	$—	$3,233

LargeCap S&P 500 Index Fund
Common Stocks*		$2,363,258	$—	$—	$2,363,258
Repurchase Agreements		—	89,642	—	89,642
	Total investments in securities $	2,363,258	$89,642	$—	$2,452,900
Assets
Equity Contracts**
Futures		$3,207	$—	$—	$3,207

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)

LargeCap Value Fund
Common Stocks*		$1,559,903	$—	$—	$1,559,903
Repurchase Agreements		—	28,606	—	28,606
	Total investments in securities $	1,559,903	$28,606	$—	$1,588,509
Assets
Equity Contracts**
Futures		$721	$—	$—	$721

LargeCap Value Fund I
Common Stocks*		$2,003,914	$—	$—	$2,003,914
Repurchase Agreements		—	77,399	—	77,399
	Total investments in securities $	2,003,914	$77,399	$—	$2,081,313
Assets
Equity Contracts**
Futures		$3,097	$—	$—	$3,097

LargeCap Value Fund III
Common Stocks*		$1,120,389	$—	$—	$1,120,389
Repurchase Agreements		—	31,961	—	31,961
	Total investments in securities $	1,120,389	$31,961	$—	$1,152,350
Assets
Equity Contracts**
Futures		$1,023	$—	$—	$1,023

MidCap Blend Fund
Common Stocks*		$2,198,990	$—	$—	$2,198,990
Repurchase Agreements		—	16,502	—	16,502
	Total investments in securities $	2,198,990	$16,502	$—	$2,215,492

MidCap Growth Fund
Common Stocks*		$116,988	$—	$—	$116,988
Repurchase Agreements		—	571	—	571
	Total investments in securities $	116,988	$571	$—	$117,559

MidCap Growth Fund III
Common Stocks*		$1,408,646	$—	$—	$1,408,646
Repurchase Agreements		—	39,158	—	39,158
	Total investments in securities $	1,408,646	$39,158	$—	$1,447,804
Assets
Equity Contracts**
Futures		$1,449	$—	$—	$1,449

MidCap S&P 400 Index Fund
Common Stocks*		$485,862	$—	$—	$485,862
Repurchase Agreements		—	16,298	—	16,298
	Total investments in securities $	485,862	$16,298	$—	$502,160
Assets
Equity Contracts**
Futures		$655	$—	$—	$655

MidCap Value Fund I
Common Stocks*		$1,435,115	$—	$—	$1,435,115
Repurchase Agreements		—	61,572	—	61,572
	Total investments in securities $	1,435,115	$61,572	$—	$1,496,687
Assets
Equity Contracts**
Futures		$3,328	$—	$—	$3,328

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)

MidCap Value Fund III
Common Stocks*		$89,153	$—	$—	$89,153
Repurchase Agreements		—	2,469	—	2,469
	Total investments in securities $	89,153	$2,469	$—	$91,622
Assets
Equity Contracts**
Futures		$206	$—	$—	$206

Money Market Fund
Bonds		$—	$167,460	$—	$167,460
Certificate of Deposit		—	13,800	—	13,800
Commercial Paper		—	844,403	—	844,403
Common Stocks*		53,100	—	—	53,100
Municipal Bonds		—	90,742	—	90,742
Repurchase Agreements		—	125,775	—	125,775
	Total investments in securities $	53,100	$1,242,180	$—	$1,295,280

Principal Capital Appreciation Fund
Common Stocks*		$1,653,939	$—	$—	$1,653,939
Repurchase Agreements		—	39,539	—	39,539
	Total investments in securities $	1,653,939	$39,539	$—	$1,693,478

Principal LifeTime 2010 Fund
Investment Companies		$1,656,116	$—	$—	$1,656,116
	Total investments in securities $	1,656,116	$—	$—	$1,656,116

Principal LifeTime 2015 Fund
Investment Companies		$666,702	$—	$—	$666,702
	Total investments in securities $	666,702	$—	$—	$666,702

Principal LifeTime 2020 Fund
Investment Companies		$5,090,396	$—	$—	$5,090,396
	Total investments in securities $	5,090,396	$—	$—	$5,090,396

Principal LifeTime 2025 Fund
Investment Companies		$796,780	$—	$—	$796,780
	Total investments in securities $	796,780	$—	$—	$796,780

Principal LifeTime 2030 Fund
Investment Companies		$4,686,328	$—	$—	$4,686,328
	Total investments in securities $	4,686,328	$—	$—	$4,686,328

Principal LifeTime 2035 Fund
Investment Companies		$521,501	$—	$—	$521,501
	Total investments in securities $	521,501	$—	$—	$521,501

Principal LifeTime 2040 Fund
Investment Companies		$2,817,509	$—	$—	$2,817,509
	Total investments in securities $	2,817,509	$—	$—	$2,817,509

Principal LifeTime 2045 Fund
Investment Companies		$257,423	$—	$—	$257,423
	Total investments in securities $	257,423	$—	$—	$257,423

Principal LifeTime 2050 Fund
Investment Companies		$1,187,211	$—	$—	$1,187,211
	Total investments in securities $	1,187,211	$—	$—	$1,187,211

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)

Principal LifeTime 2055 Fund
Investment Companies		$40,923	$—	$—	$40,923
	Total investments in securities $	40,923	$—	$—	$40,923

Principal LifeTime Strategic Income Fund
Investment Companies		$717,827	$—	$—	$717,827
	Total investments in securities $	717,827	$—	$—	$717,827

Real Estate Securities Fund
Common Stocks*		$1,897,743	$—	$—	$1,897,743
Convertible Preferred Stocks
Financial		—	21,858	—	21,858
Repurchase Agreements		—	24,006	—	24,006
	Total investments in securities $	1,897,743	$45,864	$—	$1,943,607

SAM Balanced Portfolio
Investment Companies		$3,344,768	$—	$—	$3,344,768
	Total investments in securities $	3,344,768	$—	$—	$3,344,768

SAM Conservative Balanced Portfolio
Investment Companies		$973,854	$—	$—	$973,854
	Total investments in securities $	973,854	$—	$—	$973,854

SAM Conservative Growth Portfolio
Investment Companies		$2,291,145	$—	$—	$2,291,145
	Total investments in securities $	2,291,145	$—	$—	$2,291,145

SAM Flexible Income Portfolio
Investment Companies		$1,188,930	$—	$—	$1,188,930
	Total investments in securities $	1,188,930	$—	$—	$1,188,930

SAM Strategic Growth Portfolio
Investment Companies		$1,445,506	$—	$—	$1,445,506
	Total investments in securities $	1,445,506	$—	$—	$1,445,506

Short-Term Income Fund
Bonds		$—	$1,099,169	$—	$1,099,169
Municipal Bonds		—	7,295	—	7,295
Repurchase Agreements		—	23,903	—	23,903
U.S. Government & Government Agency Obligations		—	5,400	—	5,400
	Total investments in securities $	—	$1,135,767	$—	$1,135,767
Liabilities
Interest Rate Contracts**
Futures		$(1,173)	$—	$—	$(1,173)

SmallCap Blend Fund
Common Stocks*		$210,481	$—	$—	$210,481
Repurchase Agreements		—	10,983	—	10,983
	Total investments in securities $	210,481	$10,983	$—	$221,464
Assets
Equity Contracts**
Futures		$222	$—	$—	$222

SmallCap Growth Fund
Common Stocks*		$71,707	$—	$—	$71,707
Repurchase Agreements		—	2,088	—	2,088
	Total investments in securities $	71,707	$2,088	$—	$73,795

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)

SmallCap Growth Fund I
Common Stocks*		$1,286,435	$—	$—	$1,286,435
Repurchase Agreements		—	60,402	—	60,402
	Total investments in securities $	1,286,435	$60,402	$—	$1,346,837
Assets
Equity Contracts**
Futures		$4,199	$—	$—	$4,199

SmallCap Growth Fund II
Common Stocks*		$168,937	$—	$—	$168,937
Repurchase Agreements		—	7,427	—	7,427
	Total investments in securities $	168,937	$7,427	$—	$176,364
Assets
Equity Contracts**
Futures		$254	$—	$—	$254

SmallCap S&P 600 Index Fund
Common Stocks*		$484,892	$—	$—	$484,892
Repurchase Agreements		—	11,651	—	11,651
	Total investments in securities $	484,892	$11,651	$—	$496,543
Assets
Equity Contracts**
Futures		$321	$—	$—	$321

SmallCap Value Fund
Common Stocks*		$80,973	$—	$—	$80,973
Repurchase Agreements		—	4,417	—	4,417
	Total investments in securities $	80,973	$4,417	$—	$85,390

SmallCap Value Fund II
Common Stocks
Basic Materials		$45,123	$—	$—	$45,123
Communications		52,705	—	—	52,705
Consumer, Cyclical		140,612	—	—	140,612
Consumer, Non-cyclical		154,396	—	2	154,398
Diversified		446	—	—	446
Energy		55,471	—	—	55,471
Financial		294,236	—	—	294,236
Industrial		156,544	—	7	156,551
Technology		66,189	—	—	66,189
Utilities		32,047	—	—	32,047
Repurchase Agreements		—	49,066	—	49,066
	Total investments in securities $	997,769	$49,066	$9	$1,046,844
Assets
Equity Contracts**
Futures		$4,006	$—	$—	$4,006

Tax-Exempt Bond Fund
Common Stocks*		$7,000	$—	$—	$7,000
Municipal Bonds		—	242,331	1,743	244,074
	Total investments in securities $	7,000	$242,331	$1,743	$251,074

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Futures, foreign currency contracts, forward volatility agreements, inflation floors, options, swaps and swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds' have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

				Accrued							Net Change in Unrealized
			Realized	Discounts/Premiums			Transfers Transfers				Appreciation/(Depreciation)
		Value October	Gain/	and Change in		Proceeds from	into Level		Out of Level	Value January	on Investments Held at
Fund		31, 2011	(Loss) Unrealized Gain/(Loss)		Purchases	Sales	3	**	3 ***	31, 2012	January 31, 2012
Bond & Mortgage Securities Fund
Bonds		$20,849	$(2,510)	$2,650	$217	$(4,894)	$526		$(770)	$16,068	$107
Common Stock
Technology		17	—	(14)	—	—	—		—	3	(14)
Senior Floating Rate Interest		—	—	—	4,502	—	—		—	4,502	—
	Total	$20,866	$(2,510)	$2,636	$4,719	$(4,894)	$526		$(770)	$20,573	$93

Core Plus Bond Fund I
Bonds		$57,730	$(14)	$606	$19,918	$(1,951)	$-		$(18,491)	$57,798	$614
Credit Default Swaps*		14	—	97	—	—	—		47	158	80
Forward Volatility Agreements*		(532)	—	—	—	—	—		532	—	—
Interest Rate Swaps*		(245)	—	—	—	—	—		245	—	—
Purchased Swaptions		305	(42)	80	—	—	—		—	343	80
	Total	$57,272	$(56)	$783	$19,918	$(1,951)	$-		$(17,667)	$58,299	$774

Diversified International Fund
Common Stock
Basic Materials		$402	$-	$-	$-	$-	$-		$(402)	$-	$-
	Total	$402	$-	$-	$-	$-	$-		$(402)	$-	$-

Global Diversified Income Fund
Bonds		$16,551	$(3)	$515	$6,970	$(146)	$10,812		$(1,500)	$33,199	$520
Common Stock
Communications		175	—	—	—	—	—		—	175	—
Consumer, Cyclical		—	—	(124)	124	—	—		—	—	(124)
Financial		283	—	(27)	—	(256)	—		—	—	—
Preferred Stock										—
Financial		3,112	—	(17)	—	—	—		—	3,095	(17)
Senior Floating Rate Interest		—	—	—	12,300	—	—		—	12,300	—
	Total	$20,121	$(3)	$347	$19,394	$(402)	$10,812		$(1,500)	$48,769	$379

Global Real Estate Securities Fund
Common Stock
Financial		$380	$-	$(71)	$-	$(309)	$-		$-	$-	$-
	Total	$380	$-	$(71)	$-	$(309)	$-		$-	$-	$-

Government & High Quality Bond Fund
Bonds		$12,503	$-	$11	$4,144	$-	$-		$(3,580)	$13,078	$(320)
	Total	$12,503	$-	$11	$4,144	$-	$-		$(3,580)	$13,078	$(320)

High Yield Fund
Bonds		$40,986	$5,499	$290	$-	$(11,707)	$8,511		$-	$43,579	$133
Common Stock
Consumer, Non-cyclical		1	—	(1)	—	—	—		—	—	—
Energy		922	—	—	—	—	—		—	922	—
Technology		202	—	(161)	—	—	—		—	41	(162)
Convertible Bonds		9,739	—	(6,154)	—	—	—		—	3,585	(6,184)
Senior Floating Rate Interest		—	—	—	71,700	—	—		—	71,700	—
	Total	$51,850	$5,499	$(6,026)	$71,700	$(11,707)	$8,511		$-	$119,827	$(6,213)

High Yield Fund I
Bonds		$6,990	$24	$192	$25	$(996)	$1,629		$-	$7,864	$196
Common Stock
Consumer, Cyclical		116	—	68	—	—	—		—	184	68
Financial		—	—	133	—	—	—		—	133	133
Industrial		211	—	—	—	—	—		—	211
Preferred Stock
Financial		—	—	—	721	—	—		—	721	—
Industrial		205	—	—	—	—	—		—	205	—
Senior Floating Rate Interest		-	—	(15)	—	(12)	365		—	338	(15)
	Total	$7,522	$24	$378	$746	$(1,008)	$1,994		$-	$9,656	$382

Income Fund
Bonds		$10,027	$-	$308	$-	$(292)	$-		$-	$10,043	$308
Common Stock										-
Energy		997	—	—	—	—	—		—	997	—
Senior Floating Rate Interest		—	—	—	2,181	—	—		—	2,181	—
	Total	$11,024	$-	$308	$2,181	$(292)	$-		$-	$13,221	$308

Inflation Protection Fund
Bonds		$5,940	$(90)	$250	$-	$(189)	$755		$(263)	$6,403	$250
	Total	$5,940	$(90)	$250	$-	$(189)	$755		$(263)	$6,403	$250

International Fund I
Common Stock
Financial		$10	$-	$(2)	$-	$(8)	$-		$-	$-	$-
	Total	$10	$-	$(2)	$-	$(8)	$-		$-	$-	$-

International Value Fund I
Common Stock
Financial	$17	$-	$(4	) $	-	$(13)	$-	$-	$-	$-
Total	$17	$-	$(4	) $	-	$(13)	$-	$-	$-	$-

LargeCap Growth Fund I
Common Stock
Communications	$9,809	$-	$129		$899	$-	$-	$-	$10,837	$129
Total	$9,809	$-	$129		$899	$-	$-	$-	$10,837	$129

SmallCap Growth Fund I
Common Stock
Communications	$5	$5	$(5	) $	-	$(5)	$-	$-	$-	$-
Total	$5	$5	$(5	) $	-	$(5)	$-	$-	$-	$-

SmallCap Growth Fund II
Common Stock
Communications	$1	$1	$(1	) $	-	$(1)	$-	$-	$-	$-
Total	$1	$1	$(1	) $	-	$(1)	$-	$-	$-	$-

SmallCap S&P 600 Fund
Common Stock
Financial	$1	$-	$(1	) $	-	$-	$-	$-	$-	$-
Total	$1	$-	$(1	) $	-	$-	$-	$-	$-	$-

SmallCap Value Fund II
Common Stock
Consumer, Cyclical	$1	$-	$(1	) $	-	$-	$-	$-	$-	$(1)
Consumer, Non-cyclical	—	—	—		2	—	—	—	2	—
Financial	506	—	—		—	—	—	(506)	-	—
Industrial	7	—	—		—	—	—	—	7	—
Total	$514	$-	$(1	) $	2	$-	$-	$(506)	$9	$(1)

Tax-Exempt Bond Fund
Municipal Bonds	$1,620	$-	$123		$-	$-	$-	$-	$1,743	$123
Total	$1,620	$-	$123		$-	$-	$-	$-	$1,743	$123

*Credit Default Swaps, Forward Volatility Agreements, and Interest Rate Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

**Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances where a security is illiquid
4. Instances in which a security is not priced by pricing services

***Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances where a security is no longer illiquid
4. Instances in which a price becomes available from a pricing service

The Fund’s Schedules of Investments as of January 31, 2012 have not been audited. This report is provided for the general information of the Fund's shareholders.
For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 03/21/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 03/21/2012

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 03/21/2012